DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
January 31, 2022
(UNAUDITED)

Definitions of Abbreviations and Footnotes
Emerging Markets Portfolio
Emerging Markets Small Cap Portfolio
Emerging Markets Value Portfolio
Emerging Markets Core Equity Portfolio
U.S. Large Cap Equity Portfolio
DFA Commodity Strategy Portfolio
DFA One-Year Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio
DFA Selectively Hedged Global Fixed Income Portfolio
DFA Short-Term Government Portfolio
DFA Five-Year Global Fixed Income Portfolio
DFA World ex U.S. Government Fixed Income Portfolio
DFA Intermediate Government Fixed Income Portfolio
DFA Short-Term Extended Quality Portfolio
DFA Intermediate-Term Extended Quality Portfolio
DFA Targeted Credit Portfolio
DFA Investment Grade Portfolio
DFA Inflation-Protected Securities Portfolio
DFA Short-Term Municipal Bond Portfolio
DFA Intermediate-Term Municipal Bond Portfolio
DFA Selective State Municipal Bond Portfolio
DFA California Short-Term Municipal Bond Portfolio
DFA California Intermediate-Term Municipal Bond Portfolio
DFA NY Municipal Bond Portfolio
Dimensional Retirement Income Fund
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO SCHEDULES OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO SCHEDULE OF INVESTMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
ADR	American Depositary Receipt
CP	Certificate Participation
GDR	Global Depositary Receipt
SA	Special Assessment
ST	Special Tax
CDOR	Canadian Dollar Offered Rate
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
3M Swap	Three Month Swap
EURIBOR	Euro Interbank Offered Rate
FEDL01	One Day Overnight Fed Funds Effective Rate
SONIO/N	Sterling Overnight Index Average
LIBOR	London Interbank Offered Rate
P.L.C.	Public Limited Company
AGM	Assured Guaranty Municipal Corporation
BAN	Bond Anticipation Note
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
ST AID DIR DEP	State Aid Direct Deposit
ST AID WITHHLDG	State Aid Withholding
ST HGR ED INTER	Higher Education Revenue Bond Intercept Program
ST INTERCEPT	State Intercept
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual
CNTY GTD	County Guarantee
ETM	Escrowed to Maturity
MUN GOVT GTD	General Obligation Guarantee of the Municipality
SCH BD RES FD	School Board Resolution Fund
ST GTD	State Guaranteed
NPFGC	National Public Finance Guarantee Corp.
FGIC	Federal Guaranty Insurance Corporation
AUD	Australian Dollars
CAD	Canadian Dollars
NOK	Norwegian Krone
NZD	New Zealand Dollars
USD	United States Dollar
EUR	Euro
GBP	British Pounds
SEK	Swedish Krona

CONTINUED
SGD	Singapore Dollars
JPY	Japanese Yen

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
††	Security valued using significant unobservable inputs (Level 3).
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
^	Denominated in USD, unless otherwise noted.
(r)	The adjustable rate shown is effective as of January 31, 2022.
∞	Rates reflect the effective yields at purchase date.
±	Face Amount of security is not adjusted for inflation.
¤	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$5,864,564,213
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$5,864,564,213
Summary of the Portfolio's Master Fund's investments as of January 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Small Cap Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$4,933,625,066
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$4,933,625,066
Summary of the Portfolio's Master Fund's investments as of January 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Value Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$12,909,879,618
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES^^	$12,909,879,618
Summary of the Portfolio's Master Fund's investments as of January 31, 2022, based on their valuation inputs, is located within this report (see Security Valuation Note).

Emerging Markets Core Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Shares	Value»
COMMON STOCKS — (97.5%)
BELIZE — (0.0%)
	Melnick Even Desenvolvimento Imobiliario SA	21,800	$17,325
BRAZIL — (3.7%)
	AES Brasil Energia SA	1,511,869	3,362,492
	Aliansce Sonae Shopping Centers SA	513,086	2,190,480
*	Alliar Medicos A Frente SA	276,319	858,602
*	Alper Consultoria e Corretora de Seguros SA	10,100	64,916
	Alupar Investimento SA	891,299	4,270,098
	Ambev SA, ADR	7,409,486	20,968,845
*	Americanas SA	892,155	5,327,630
*	Anima Holding SA	947,184	1,575,043
	Arezzo Industria e Comercio SA	156,892	2,416,564
	Atacadao SA	1,405,820	4,413,292
#*	Azul SA, ADR	490,810	8,127,814
	B3 SA - Brasil Bolsa Balcao	9,920,591	27,313,806
	Banco Bradesco SA	3,020,982	10,695,554
	Banco BTG Pactual SA	1,677,140	7,633,844
	Banco do Brasil SA	1,576,992	9,699,358
	Banco Inter SA	131,389	211,555
	Banco Santander Brasil SA	880,207	5,448,561
	BB Seguridade Participacoes SA	1,637,588	7,136,172
*	BK Brasil Operacao e Assessoria a Restaurantes SA	457,286	536,504
*	BR Malls Participacoes SA	3,685,040	6,682,913
	BR Properties SA	805,394	1,098,106
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	346,518	1,823,264
#	Braskem SA, Sponsored ADR	454,922	8,584,378
*	BRF SA	3,518,324	14,795,234
*	C&A Modas Ltda	234,400	290,456
	Camil Alimentos SA	604,566	1,017,838
	CCR SA	6,035,156	14,775,057
	Centrais Eletricas Brasileiras SA	722,800	4,803,603
	Cia Brasileira de Distribuicao, ADR	89,028	378,369
	Cia Brasileira de Distribuicao	912,711	3,889,691
	Cia de Locacao das Americas	869,742	4,296,215
	Cia de Saneamento Basico do Estado de Sao Paulo	1,115,204	7,846,184
#	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	27,235	192,551
	Cia de Saneamento de Minas Gerais-COPASA	1,109,411	2,747,360
	Cia de Saneamento do Parana	1,248,558	4,740,199
	Cia de Saneamento do Parana	640,800	467,015
#	Cia Energetica de Minas Gerais, Sponsored ADR	489,101	1,232,535
	Cia Energetica de Minas Gerais	753,131	2,640,871
	Cia Paranaense de Energia	710,016	849,062
	Cia Paranaense de Energia	209,372	1,375,678
#	Cia Siderurgica Nacional SA, Sponsored ADR	2,818,413	13,443,830
	Cia Siderurgica Nacional SA	349,936	1,683,088
	Cielo SA	7,168,624	3,104,995
*	Cogna Educacao	11,268,497	5,474,986
	Construtora Tenda SA	455,027	1,371,911
	Cosan SA	1,935,610	8,664,517
	CPFL Energia SA	129,682	706,522
	CSU Cardsystem SA	227,133	635,190
	Cury Construtora e Incorporadora SA	54,700	84,778
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	975,710	3,211,881
	Dexco SA	2,326,387	6,549,686
	Diagnosticos da America SA	23,000	126,216

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Dimed SA Distribuidora da Medicamentos	220,674	$570,583
	Direcional Engenharia SA	591,396	1,531,364
*	EcoRodovias Infraestrutura e Logistica SA	1,460,769	2,178,733
	EDP - Energias do Brasil SA	1,586,028	6,403,729
*	Embraer SA	82,500	315,545
*	Embraer SA, Sponsored ADR	1,090,681	16,741,953
*	Empreendimentos Pague Menos S/A	157,585	255,218
	Enauta Participacoes SA	689,087	1,980,277
	Energisa SA	982,500	8,076,331
*	Eneva SA	1,670,857	4,156,611
	Engie Brasil Energia SA	686,361	5,260,709
	Equatorial Energia SA	3,270,370	14,140,543
	Eternit SA	222,700	741,061
	Even Construtora e Incorporadora SA	678,419	946,702
	Ez Tec Empreendimentos e Participacoes SA	452,459	1,821,731
	Fleury SA	1,091,119	4,154,804
	Fras-Le SA	80,100	190,215
*	Gafisa SA	582,619	223,827
	Gafisa SA, ADR	103,158	73,242
	Gerdau SA, Sponsored ADR	1,873,443	9,798,107
	Gerdau SA	213,370	908,111
	Getnet Adquirencia e Servicos para Meios de Pagamento SA	220,052	135,924
#*	Gol Linhas Aereas Inteligentes SA, ADR	271,839	1,900,158
	Grendene SA	1,227,759	2,097,093
*	Grupo De Moda Soma SA	1,086,020	2,965,535
*	Grupo Mateus SA	310,100	356,813
*	Grupo SBF SA	68,400	331,689
	Guararapes Confeccoes SA	662,028	1,588,339
Ω	Hapvida Participacoes e Investimentos SA	1,326,117	3,161,643
	Helbor Empreendimentos SA	325,663	263,714
*	Hidrovias do Brasil SA	153,100	89,667
	Hypera SA	1,217,924	7,135,386
	Industrias Romi SA	201,757	645,914
	Instituto Hermes Pardini SA	248,360	1,074,803
*	International Meal Co. Alimentacao SA, Class A	1,291,861	637,403
	Iochpe-Maxion SA	833,093	2,364,308
*	IRB Brasil Resseguros SA	3,680,127	2,266,250
	Itau Unibanco Holding SA	890,811	3,705,771
	JBS SA	4,982,209	32,923,243
	JHSF Participacoes SA	2,104,991	2,548,934
	JSL SA	153,365	206,216
	Kepler Weber SA	114,804	841,015
	Klabin SA	3,233,629	15,150,880
	Light SA	1,802,200	3,940,329
	Localiza Rent a Car SA	1,056,527	11,659,382
	LOG Commercial Properties e Participacoes SA	220,977	1,176,856
*	Log-in Logistica Intermodal SA	65,765	274,697
	Lojas Renner SA	2,556,547	13,538,371
*	LPS Brasil Consultoria de Imoveis SA	350,700	193,509
	M Dias Branco SA	307,241	1,338,296
	Magazine Luiza SA	3,808,254	5,020,203
	Mahle-Metal Leve SA	236,199	1,453,642
	Marcopolo SA	661,600	358,827
	Marfrig Global Foods SA	1,826,701	7,733,233
*	Marisa Lojas SA	819,938	549,703
	Marisa Lojas SA	66,325	43,591
	Mills Estruturas e Servicos de Engenharia SA	927,449	1,121,301
	Minerva SA	1,154,554	2,074,244
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	46,700	66,839

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
*	Moura Dubeux Engenharia S/A	155,900	$192,009
	Movida Participacoes SA	247,467	768,019
	MRV Engenharia e Participacoes SA	1,846,380	4,662,804
	Multiplan Empreendimentos Imobiliarios SA	1,019,484	4,127,776
*	Natura & Co. Holding SA	1,999,836	8,549,044
	Neoenergia SA	195,803	606,204
	Notre Dame Intermedica Participacoes SA	355,173	4,762,305
	Odontoprev SA	1,532,180	3,600,988
*	Omega Energia SA	83,718	182,567
	Ouro Fino Saude Animal Participacoes SA	12,400	59,056
*	Petro Rio SA	3,271,129	14,735,204
	Petroleo Brasileiro SA, Sponsored ADR	880,028	10,683,540
	Petroleo Brasileiro SA, Sponsored ADR	1,615,720	21,569,862
	Petroleo Brasileiro SA	16,003,488	106,296,119
	Porto Seguro SA	1,407,820	5,257,353
	Portobello SA	645,434	1,146,201
	Positivo Tecnologia SA	479,200	844,676
	Profarma Distribuidora de Produtos Farmaceuticos SA	125,875	118,761
	Qualicorp Consultoria e Corretora de Seguros SA	1,350,837	4,680,778
	Raia Drogasil SA	2,402,684	10,479,306
*	Rumo SA	3,906,796	11,492,091
	Sao Carlos Empreendimentos e Participacoes SA	22,300	167,142
	Sao Martinho SA	1,715,349	11,868,312
#	Sendas Distribuidora SA, ADR	80,781	965,333
	Sendas Distribuidora SA	3,331,365	7,860,870
Ω	Ser Educacional SA	312,585	681,081
	SIMPAR SA	1,749,244	3,646,660
	SLC Agricola SA	902,301	7,813,003
	Sul America SA	1,785,297	8,539,678
	Suzano SA	1,767,808	19,708,524
#	Suzano SA, Sponsored ADR	140,729	1,574,759
	SYN prop e tech SA	96,034	130,937
*	Tecnisa SA	334,492	227,400
	Tegma Gestao Logistica SA	189,960	533,023
	Telefonica Brasil SA	980,993	9,177,931
#	Telefonica Brasil SA, ADR	294,101	2,758,667
*	Terra Santa Propriedades Agricolas SA	30,245	112,151
	TIM SA	3,916,037	9,786,221
	TOTVS SA	864,930	4,735,036
	Transmissora Alianca de Energia Eletrica SA	1,722,371	12,380,727
	Trisul SA	142,336	172,087
	Tupy SA	579,773	2,278,651
	Ultrapar Participacoes SA	2,538,609	7,223,665
#	Ultrapar Participacoes SA, Sponsored ADR	74,790	213,899
	Unipar Carbocloro SA	35,200	616,419
	Usinas Siderurgicas de Minas Gerais SA Usiminas	414,134	1,140,212
	Vale SA	15,469,805	235,596,909
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	379,349	692,960
*	Via S/A	1,190,300	1,058,025
	Vibra Energia SA	1,873,309	8,078,713
	Vivara Participacoes SA	171,700	850,400
	Vulcabras Azaleia SA	475,086	841,897
	WEG SA	2,566,149	15,541,581
	Wiz Solucoes e Corretagem de Seguros SA	472,190	730,058
*	XP, Inc.	132,789	4,413,716
	YDUQS Participacoes SA	1,530,252	6,371,607
TOTAL BRAZIL			1,068,541,343

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (0.5%)
	Aguas Andinas SA, Class A	12,223,619	$2,938,803
	Banco de Chile	8,969,120	896,885
#	Banco de Chile, ADR	316,377	6,349,689
	Banco de Credito e Inversiones SA	137,338	4,975,139
	Banco Santander Chile, ADR	306,008	6,144,640
	Besalco SA	2,474,186	928,190
*	Camanchaca SA	49,415	2,370
	CAP SA	805,538	9,052,141
	Cementos BIO BIO SA	179,409	159,244
	Cencosud SA	5,629,536	10,374,852
	Cencosud Shopping SA	141,258	167,002
	Cia Cervecerias Unidas SA	11,047	91,554
	Cia Cervecerias Unidas SA, Sponsored ADR	5,040	84,017
	Cia Sud Americana de Vapores SA	164,730,277	14,317,516
	Colbun SA	30,065,792	2,487,534
	Cristalerias de Chile SA	59,157	240,450
	Embotelladora Andina SA, ADR, Class B	71,231	890,388
	Empresa Nacional de Telecomunicaciones SA	1,073,766	4,453,287
	Empresas CMPC SA	3,110,347	5,710,521
	Empresas COPEC SA	790,588	6,627,754
	Empresas Hites SA	1,332,670	275,497
	Enel Americas SA, ADR	1,082,111	6,384,453
	Enel Americas SA	66,300,546	7,817,215
#	Enel Chile SA, ADR	973,509	1,966,488
	Enel Chile SA	17,988,468	703,915
	Engie Energia Chile SA	2,967,439	2,409,357
	Falabella SA	1,150,617	4,094,977
	Forus SA	440,071	656,058
	Grupo Security SA	2,996,230	459,890
	Hortifrut SA	40,850	48,486
	Instituto de Diagnostico SA	4,394	9,204
	Inversiones Aguas Metropolitanas SA	3,262,017	1,877,728
	Inversiones La Construccion SA	214,116	951,349
*	Itau CorpBanca Chile SA	855,986,566	1,941,022
*	Itau CorpBanca Chile SA, ADR	23,704	83,675
*	Masisa SA	4,941,751	75,183
	Molibdenos y Metales SA	84,693	468,944
*	Multiexport Foods SA	3,517,774	1,246,651
*	Parque Arauco SA	3,678,988	4,257,650
	PAZ Corp. SA	1,378,694	689,121
	Plaza SA	90,709	106,051
	Ripley Corp. SA	5,830,318	1,208,161
	Salfacorp SA	2,351,654	985,275
	Sigdo Koppers SA	1,849,343	1,893,860
	SMU SA	1,331,412	157,267
	Sociedad Matriz SAAM SA	24,885,072	1,693,457
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	239,674	12,978,347
	Socovesa SA	1,574,885	269,701
	SONDA SA	3,257,146	1,400,766
	Vina Concha y Toro SA	2,632,816	4,213,223
TOTAL CHILE			138,214,947
CHINA — (29.3%)
*	21Vianet Group, Inc., ADR	201,552	1,999,396
	263 Network Communications Co. Ltd., Class A	715,770	471,360
	360 DigiTech, Inc., ADR	76,390	1,511,758
*	360 Security Technology, Inc., Class A	1,080,100	1,786,514
*	361 Degrees International Ltd.	6,035,000	3,492,414
*Ω	3SBio, Inc.	7,956,500	6,299,903

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	51job, Inc., ADR	113,891	$5,740,106
	5I5J Holding Group Co. Ltd., Class A	1,791,700	853,933
	AAC Technologies Holdings, Inc.	5,831,500	17,706,620
Ω	AAG Energy Holdings Ltd.	968,000	179,428
	Accelink Technologies Co. Ltd., Class A	399,537	1,267,650
	ADAMA Ltd., Class A	103,700	127,287
	Addsino Co. Ltd., Class A	354,700	830,661
	Advanced Information Technology	5,829,500	1,059,272
	Advanced Technology & Materials Co. Ltd., Class A	421,700	585,792
	AECC Aero-Engine Control Co. Ltd., Class A	292,600	1,095,442
	AECC Aviation Power Co. Ltd., Class A	220,072	1,677,668
*	Aerospace Hi-Tech Holdings Grp Ltd., Class A	212,100	312,087
*	Aesthetic Medical International Holdings Group Ltd., ADR	1,914	6,144
#	Agile Group Holdings Ltd.	14,656,465	7,769,315
	Agricultural Bank of China Ltd., Class H	99,189,460	37,739,077
	AgriPure Holdings PLC	1,850,800	364,101
	Aier Eye Hospital Group Co. Ltd., Class A	789,941	4,048,592
*	Air China Ltd., Class H	9,708,000	7,318,755
	Aisino Corp., Class A	541,000	1,105,249
	Ajisen China Holdings Ltd.	3,826,000	628,808
Ω	Ak Medical Holdings Ltd.	2,390,000	1,681,737
	AKM Industrial Co. Ltd.	560,000	126,321
*	Alibaba Group Holding Ltd., Sponsored ADR	2,528,930	318,114,105
*	Alibaba Group Holding Ltd.	7,662,500	120,098,666
*	Alibaba Health Information Technology Ltd.	5,002,000	3,770,252
*	Alibaba Pictures Group Ltd.	37,220,000	4,214,917
Ω	A-Living Smart City Services Co. Ltd.	3,293,000	6,410,980
	All Winner Technology Co. Ltd., Class A	122,900	1,023,685
	Allmed Medical Products Co. Ltd., Class A	195,700	419,717
*	Alpha Group, Class A	807,000	733,925
*	Aluminum Corp. of China Ltd., ADR	158,734	2,042,907
*	Aluminum Corp. of China Ltd., Class H	20,622,000	10,852,665
	Amoy Diagnostics Co. Ltd., Class A	56,570	513,994
	An Hui Wenergy Co. Ltd., Class A	643,539	415,904
	Angang Steel Co. Ltd., Class H	15,995,908	7,019,063
	Angel Yeast Co. Ltd., Class A	221,000	2,000,715
	Anhui Anke Biotechnology Group Co. Ltd., Class A	385,300	637,059
	Anhui Conch Cement Co. Ltd., Class H	7,186,000	38,010,534
	Anhui Construction Engineering Group Co. Ltd., Class A	766,116	552,565
	Anhui Expressway Co. Ltd., Class H	3,056,000	2,588,860
	Anhui Guangxin Agrochemical Co. Ltd., Class A	144,700	768,900
	Anhui Gujing Distillery Co. Ltd., Class A	81,095	2,684,178
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	1,008,857	987,126
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	100,800	216,834
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	798,340	665,200
	Anhui Jinhe Industrial Co. Ltd., Class A	169,582	1,098,348
	Anhui Korrun Co. Ltd., Class A	83,762	245,629
	Anhui Kouzi Distillery Co. Ltd., Class A	176,028	1,937,187
	Anhui Sinonet & Xonglong Science & Technology Co. Ltd., Class A	165,200	174,428
*	Anhui Tatfook Technology Co. Ltd., Class A	353,900	571,352
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	70,160	118,962
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	612,200	1,000,800
	Anhui Xinhua Media Co. Ltd., Class A	739,600	556,267
	Anhui Yingjia Distillery Co. Ltd., Class A	200,000	2,165,897
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	510,200	1,609,985
††	Animal Health Holdings, Inc.	1,485,000	17,865
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	16,339	579,801
	Anjoy Foods Group Co. Ltd., Class A	49,120	1,037,280
	ANTA Sports Products Ltd.	3,745,200	56,235,189

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*	Anton Oilfield Services Group	19,366,000	$1,189,795
	Aoshikang Technology Co. Ltd., Class A	49,500	514,493
*††	Aowei Holdings Ltd.	187,000	4,768
#	Aoyuan Healthy Life Group Co. Ltd.	131,000	43,867
	Apeloa Pharmaceutical Co. Ltd., Class A	377,400	1,679,827
	APT Satellite Holdings Ltd.	782,000	235,521
*	Art Group Holdings Ltd.	455,000	17,817
*Ω	Ascletis Pharma, Inc.	729,000	370,785
	Asia Cement China Holdings Corp.	5,216,000	3,620,720
Ω	AsiaInfo Technologies Ltd.	402,000	742,756
*	Asian Citrus Holdings Ltd.	3,478,000	71,355
	Asymchem Laboratories Tianjin Co. Ltd., Class A	38,900	1,999,573
	Ausnutria Dairy Corp. Ltd.	3,736,000	4,736,495
*	Austar Lifesciences Ltd.	9,000	3,317
	Autobio Diagnostics Co. Ltd., Class A	148,055	1,127,282
	Avary Holding Shenzhen Co. Ltd., Class A	455,931	2,621,268
	AVIC Electromechanical Systems Co. Ltd., Class A	458,000	878,375
	AVIC Industry-Finance Holdings Co. Ltd., Class A	851,100	511,000
	AviChina Industry & Technology Co. Ltd., Class H	12,896,212	7,277,994
	AVICOPTER PLC, Class A	72,100	631,813
	Bafang Electric Suzhou Co. Ltd., Class A	21,500	696,446
#Ω	BAIC Motor Corp. Ltd., Class H	13,495,500	4,951,924
*	Baidu, Inc., Sponsored ADR	559,862	89,432,356
Ω	BAIOO Family Interactive Ltd.	7,160,000	516,735
	Bank of Beijing Co. Ltd., Class A	3,303,908	2,338,823
	Bank of Changsha Co. Ltd., Class A	924,447	1,145,897
	Bank of Chengdu Co. Ltd., Class A	1,314,600	2,921,771
	Bank of China Ltd., Class H	204,333,702	79,647,755
#	Bank of Chongqing Co. Ltd., Class H	2,882,500	1,705,279
	Bank of Communications Co. Ltd., Class H	25,189,618	16,895,732
	Bank of Guiyang Co. Ltd., Class A	1,309,900	1,347,608
	Bank of Hangzhou Co. Ltd., Class A	803,259	1,796,179
	Bank of Jiangsu Co. Ltd., Class A	2,308,060	2,401,886
	Bank of Nanjing Co. Ltd., Class A	2,233,996	3,471,826
	Bank of Ningbo Co. Ltd., Class A	1,044,301	6,463,645
	Bank of Shanghai Co. Ltd., Class A	2,128,012	2,359,028
	Bank of Suzhou Co. Ltd., Class A	756,781	811,857
	Baoshan Iron & Steel Co. Ltd., Class A	4,392,337	4,898,576
	Baosheng Science & Technology Innovation Co. Ltd., Class A	340,200	282,134
*	Baoye Group Co. Ltd., Class H	1,616,440	918,931
#*	Baozun, Inc., Sponsored ADR	302,114	4,006,032
*	Baozun, Inc., Class A	2,600	10,767
	BBMG Corp., Class H	16,085,404	2,523,453
	Bear Electric Appliance Co. Ltd., Class A	81,896	648,654
	Befar Group Co. Ltd., Class A	472,000	497,952
	Beibuwan Port Co. Ltd., Class A	401,230	493,783
*	BeiGene Ltd., ADR	777	188,485
#*	BeiGene Ltd.	295,400	5,348,837
	Beijing Aosaikang Pharmaceutical Co. Ltd., Class A	327,416	567,225
	Beijing Capital Development Co. Ltd., Class A	1,921,600	1,764,410
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	4,570,230	2,283,665
*	Beijing Capital International Airport Co. Ltd., Class H	13,182,000	8,800,644
	Beijing Career International Co. Ltd., Class A	65,700	545,357
*	Beijing Centergate Technologies Holding Co. Ltd., Class A	248,134	265,496
	Beijing Certificate Authority Co. Ltd., Class A	50,583	324,904
#*	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	344,000	522,341
	Beijing Ctrowell Technology Corp. Ltd., Class A	230,068	366,073
	Beijing Dabeinong Technology Group Co. Ltd., Class A	1,178,300	1,708,151
	Beijing Easpring Material Technology Co. Ltd., Class A	119,800	1,642,749

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing Enlight Media Co. Ltd., Class A	595,800	$991,390
#*	Beijing Enterprises Clean Energy Group Ltd.	65,400,000	798,777
	Beijing Enterprises Holdings Ltd.	3,433,028	11,703,096
	Beijing Enterprises Water Group Ltd.	25,958,469	10,124,833
*	Beijing Forever Technology Co. Ltd., Class A	240,700	356,288
*††	Beijing Gas Blue Sky Holdings Ltd.	8,656,000	24,202
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	301,470	768,729
*	Beijing Health Holdings Ltd.	13,284,000	159,185
*	Beijing Jetsen Technology Co. Ltd., Class A	1,306,200	1,309,069
	Beijing Jingneng Clean Energy Co. Ltd., Class H	9,008,000	2,607,804
*	Beijing Jingxi Culture & Tourism Co. Ltd., Class A	93,700	62,339
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	57,000	261,001
	Beijing New Building Materials PLC, Class A	425,879	2,182,835
	Beijing North Star Co. Ltd., Class H	6,694,000	1,006,838
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	1,517,005	650,001
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	491,946	897,183
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	501,160	3,927,868
	Beijing Originwater Technology Co. Ltd., Class A	1,189,600	1,240,591
*	Beijing Philisense Technology Co. Ltd., Class A	611,600	510,067
*	Beijing Sanju Environmental Protection & New Material Co. Ltd., Class A	1,488,456	1,826,834
	Beijing Science Sun Pharmaceutical Co. Ltd., Class A	31,600	68,664
	Beijing Shiji Information Technology Co. Ltd., Class A	333,379	1,666,288
	Beijing Shougang Co. Ltd., Class A	824,200	727,008
	Beijing Shunxin Agriculture Co. Ltd., Class A	160,400	691,371
	Beijing Sinnet Technology Co. Ltd., Class A	726,800	1,534,128
	Beijing SL Pharmaceutical Co. Ltd., Class A	513,465	791,353
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	573,245	592,461
	Beijing SuperMap Software Co. Ltd., Class A	207,300	768,817
	Beijing Thunisoft Corp. Ltd., Class A	434,506	797,274
	Beijing Tiantan Biological Products Corp. Ltd., Class A	201,040	892,015
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	69,000	108,406
	Beijing Tongrentang Co. Ltd., Class A	171,372	1,138,295
	Beijing Tongtech Co. Ltd., Class A	169,600	739,947
*	Beijing Ultrapower Software Co. Ltd., Class A	883,200	747,962
*	Beijing UniStrong Science & Technology Co. Ltd., Class A	38,300	38,876
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	1,882,000	505,656
	Beijing Yanjing Brewery Co. Ltd., Class A	930,600	1,115,557
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	62,407	1,611,095
	Beijing Zhidemai Technology Co. Ltd., Class A	20,344	206,945
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	442,700	933,656
	Best Pacific International Holdings Ltd.	1,354,000	381,258
#*	BEST, Inc., Sponsored ADR	366,908	314,220
	Bestore Co. Ltd., Class A	38,606	215,637
	Bestsun Energy Co. Ltd., Class A	924,440	734,903
	Betta Pharmaceuticals Co. Ltd., Class A	46,956	462,074
	Better Life Commercial Chain Share Co. Ltd., Class A	392,100	406,882
	BGI Genomics Co. Ltd., Class A	138,500	1,824,257
	Biem.L.Fdlkk Garment Co. Ltd., Class A	343,600	1,305,278
	BII Railway Transportation Technology Holdings Co. Ltd.	1,592,000	82,958
*	Bilibili, Inc., Class Z	143,800	5,024,232
	Binjiang Service Group Co. Ltd.	68,000	200,012
	Black Peony Group Co. Ltd., Class A	249,700	267,961
	Blue Sail Medical Co. Ltd., Class A	429,628	1,019,026
*	Bluedon Information Security Technology Co. Ltd., Class A	156,644	75,611
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	1,123,502	1,565,275
	BOC International China Co. Ltd., Class A	334,200	639,114
	BOE Technology Group Co. Ltd., Class A	7,215,179	5,538,044

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Bohai Leasing Co. Ltd., Class A	3,137,585	$1,324,966
	Bosideng International Holdings Ltd.	25,666,157	12,510,606
*	Boyaa Interactive International Ltd.	1,928,000	121,218
	Bright Dairy & Food Co. Ltd., Class A	356,169	718,051
	Bright Real Estate Group Co. Ltd., Class A	563,094	217,026
*	Brilliance China Automotive Holdings Ltd.	20,104,000	9,448,881
	B-Soft Co. Ltd., Class A	598,715	881,540
*	BTG Hotels Group Co. Ltd., Class A	377,071	1,533,308
	Business Online PCL	340,900	152,558
	BYD Co. Ltd., Class H	2,101,800	62,165,056
#	BYD Electronic International Co. Ltd.	6,673,722	20,184,524
	By-health Co. Ltd., Class A	172,300	682,048
	C C Land Holdings Ltd.	13,761,530	3,242,677
	C&D International Investment Group Ltd.	269,234	511,410
*	C&D Property Management Group Co. Ltd.	397,000	217,193
	C&S Paper Co. Ltd., Class A	394,771	927,269
#*	CA Cultural Technology Group Ltd.	3,047,000	98,056
	Cabbeen Fashion Ltd.	1,829,000	661,098
	Caitong Securities Co. Ltd., Class A	850,300	1,310,207
	Camel Group Co. Ltd., Class A	436,530	948,823
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	371,700	378,883
	Canny Elevator Co. Ltd., Class A	314,700	363,725
#*Ω	CanSino Biologics, Inc., Class H	144,800	2,425,630
	Canvest Environmental Protection Group Co. Ltd.	2,812,000	1,439,052
	Capinfo Co. Ltd., Class H	60,000	3,095
*	Capital Environment Holdings Ltd.	4,918,000	103,959
	Carrianna Group Holdings Co. Ltd.	1,788,877	156,312
	Castech, Inc., Class A	85,100	216,110
	CCS Supply Chain Management Co. Ltd., Class A	288,300	299,797
*††	CECEP COSTIN New Materials Group Ltd.	2,583,000	37,269
	CECEP Guozhen Environmental Protection Technology Co. Ltd., Class A	171,400	194,078
	CECEP Solar Energy Co. Ltd., Class A	1,872,200	2,600,263
*	CECEP Techand Ecology & Environment Co. Ltd., Class A	410,500	173,300
	CECEP Wind-Power Corp., Class A	3,066,200	2,465,097
	Central China Management Co. Ltd.	6,510,074	1,115,506
#	Central China Real Estate Ltd.	6,510,074	703,174
	Central China Securities Co. Ltd., Class H	4,483,000	870,572
	Centre Testing International Group Co. Ltd., Class A	105,393	352,019
	CETC Digital Technology Co. Ltd., Class A	91,068	474,103
#	CGN New Energy Holdings Co. Ltd.	12,622,000	9,567,568
	CGN Nuclear Technology Development Co. Ltd., Class A	322,400	449,221
Ω	CGN Power Co. Ltd., Class H	28,094,000	7,762,351
	Chacha Food Co. Ltd., Class A	162,391	1,402,995
	Changchun Faway Automobile Components Co. Ltd., Class A	459,510	768,829
	Changchun High & New Technology Industry Group, Inc., Class A	68,918	1,917,872
	Changjiang Securities Co. Ltd., Class A	1,305,899	1,445,998
	Changying Xinzhi Technology Co. Ltd., Class A	186,800	481,110
	Changzhou Tronly New Electronic Materials Co. Ltd., Class A	143,700	251,455
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	51,220	1,378,168
	Chanjet Information Technology Co. Ltd., Class H	50,100	50,602
#	Chaowei Power Holdings Ltd.	4,241,000	1,203,608
	Chaozhou Three-Circle Group Co. Ltd., Class A	243,973	1,464,090
*	Cheetah Mobile, Inc., ADR	222,365	275,733
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	231,530	441,787
	Chengdu Hongqi Chain Co. Ltd., Class A	682,300	532,531
	Chengdu Jiafaantai Education Technology Co. Ltd., Class A	151,000	197,030
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	228,471	596,587
	Chengdu Wintrue Holding Co. Ltd., Class A	422,500	815,859
	Chengdu Xingrong Environment Co. Ltd., Class A	470,862	421,155

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Chengtun Mining Group Co. Ltd., Class A	959,900	$1,332,720
*	Chengzhi Co. Ltd., Class A	24,600	50,624
*	Chifeng Jilong Gold Mining Co. Ltd., Class A	530,200	1,193,998
	China Aerospace International Holdings Ltd.	12,304,600	806,862
#	China Aircraft Leasing Group Holdings Ltd.	1,534,500	1,061,665
	China Baoan Group Co. Ltd., Class A	671,592	1,379,256
	China Bester Group Telecom Co. Ltd., Class A	31,300	75,842
	China BlueChemical Ltd., Class H	12,777,122	3,497,804
#*	China Boton Group Co. Ltd.	254,000	126,871
*	China CAMC Engineering Co. Ltd., Class A	510,993	568,655
	China Chengtong Development Group Ltd.	546,000	11,214
	China Cinda Asset Management Co. Ltd., Class H	60,564,000	11,076,453
	China CITIC Bank Corp. Ltd., Class H	26,326,607	12,560,270
#	China Coal Energy Co. Ltd., Class H	10,505,168	5,879,338
††	China Common Rich Renewable Energy Investments Ltd.	37,310,000	4,486,072
	China Communications Services Corp. Ltd., Class H	15,733,327	8,374,834
	China Conch Venture Holdings Ltd.	6,982,000	33,190,185
	China Construction Bank Corp., Class H	375,913,302	288,456,430
	China CSSC Holdings Ltd., Class A	181,178	583,341
*	China CYTS Tours Holding Co. Ltd., Class A	302,500	537,918
#	China Datang Corp. Renewable Power Co. Ltd., Class H	15,606,000	6,332,573
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	640,000	93,731
#*	China Dili Group	10,867,661	2,656,290
#	China Dongxiang Group Co. Ltd.	20,796,888	1,730,817
Ω	China East Education Holdings Ltd.	365,500	188,659
*	China Eastern Airlines Corp. Ltd., ADR	3,360	65,923
*	China Eastern Airlines Corp. Ltd., Class H	11,200,000	4,363,770
#	China Education Group Holdings Ltd.	2,311,000	2,022,720
*	China Electronics Huada Technology Co. Ltd.	2,662,000	229,068
#	China Electronics Optics Valley Union Holding Co. Ltd.	4,356,000	229,922
*	China Energy Engineering Corp Ltd	7,215,075	3,005,337
#	China Energy Engineering Corp. Ltd., Class H	2,854,000	454,874
	China Enterprise Co. Ltd., Class A	2,240,978	1,057,618
	China Everbright Bank Co. Ltd., Class H	9,743,000	3,660,417
	China Everbright Environment Group Ltd.	21,749,777	16,156,753
#Ω	China Everbright Greentech Ltd.	3,225,000	1,093,877
	China Everbright Ltd.	9,396,896	10,647,792
	China Express Airlines Co. Ltd., Class A	297,404	611,781
Ω	China Feihe Ltd.	8,982,000	12,455,896
*	China Film Co. Ltd., Class A	764,300	1,493,446
*††	China Financial Services Holdings Ltd.	71,200	2,911
	China Foods Ltd.	7,802,000	3,231,220
*	China Fordoo Holdings Ltd.	259,000	17,980
*	China Fortune Land Development Co. Ltd., Class A	1,499,190	774,090
	China Galaxy Securities Co. Ltd., Class H	13,820,500	8,195,211
	China Gas Holdings Ltd.	12,500,200	21,237,607
#	China Glass Holdings Ltd.	3,264,000	704,918
*	China Grand Automotive Services Group Co. Ltd., Class A	196,100	77,873
	China Great Wall Securities Co. Ltd., Class A	583,600	1,052,585
	China Greatwall Technology Group Co. Ltd., Class A	610,000	1,227,472
*	China Green Agriculture, Inc.	2,302	19,406
*	China Greenland Broad Greenstate Group Co. Ltd.	4,480,000	108,213
	China Hanking Holdings Ltd.	4,174,000	806,404
	China Harmony Auto Holding Ltd.	6,926,000	3,821,232
*††	China High Precision Automation Group Ltd.	1,360,000	39,900
*	China High Speed Railway Technology Co. Ltd., Class A	1,276,592	511,188
#*	China High Speed Transmission Equipment Group Co. Ltd.	2,117,000	1,472,836
	China Hongqiao Group Ltd.	10,627,500	12,008,300
*††Ω	China Huarong Asset Management Co. Ltd., Class H	61,952,000	3,297,411

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	China Index Holdings Ltd., ADR	23,280	$24,677
Ω	China International Capital Corp. Ltd., Class H	6,324,400	17,227,777
#	China International Marine Containers Group Co. Ltd., Class H	2,633,060	4,750,067
	China Isotope & Radiation Corp.	13,400	41,633
	China Jinmao Holdings Group Ltd.	22,882,976	8,312,695
	China Jushi Co. Ltd., Class A	1,251,507	3,231,961
	China Kepei Education Group Ltd.	990,000	318,528
	China Kings Resources Group Co. Ltd., Class A	146,640	733,329
	China Lesso Group Holdings Ltd.	11,889,000	20,669,098
#	China Life Insurance Co. Ltd., ADR	817,620	7,301,347
	China Life Insurance Co. Ltd., Class H	15,007,000	26,380,774
	China Lilang Ltd.	3,575,000	2,033,899
*Ω	China Literature Ltd.	766,800	4,644,021
*Ω	China Logistics Property Holdings Co. Ltd.	2,841,000	1,605,357
*	China Longevity Group Co. Ltd.	893,399	29,447
	China Longyuan Power Group Corp. Ltd., Class H	15,303,000	31,222,530
#*	China Lumena New Materials Corp.	391,649	0
*	China Maple Leaf Educational Systems Ltd.	11,878,000	741,017
	China Medical System Holdings Ltd.	13,486,800	22,584,039
	China Meheco Co. Ltd., Class A	485,170	825,574
	China Meidong Auto Holdings Ltd.	2,666,000	12,516,962
	China Mengniu Dairy Co. Ltd.	7,906,000	46,729,384
	China Merchants Bank Co. Ltd., Class H	18,172,646	151,889,171
	China Merchants Energy Shipping Co. Ltd., Class A	2,772,696	1,702,600
	China Merchants Land Ltd.	12,962,000	1,351,203
	China Merchants Port Holdings Co. Ltd.	7,902,958	14,605,996
	China Merchants Property Operation & Service Co. Ltd., Class A	37,500	103,813
Ω	China Merchants Securities Co. Ltd., Class H	1,274,860	1,794,980
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,403,651	2,999,891
	China Metal Recycling Holdings Ltd.	1,955,133	0
	China Minmetals Rare Earth Co. Ltd., Class A	273,901	1,333,650
#	China Minsheng Banking Corp. Ltd., Class H	18,229,460	7,265,554
#	China Modern Dairy Holdings Ltd.	16,838,000	2,868,858
	China Molybdenum Co. Ltd., Class H	15,561,000	7,996,383
	China National Accord Medicines Corp. Ltd., Class A	206,215	1,067,952
	China National Building Material Co. Ltd., Class H	40,908,150	53,133,633
	China National Medicines Corp. Ltd., Class A	278,500	1,223,337
	China National Nuclear Power Co. Ltd., Class A	4,488,021	5,021,315
	China National Software & Service Co. Ltd., Class A	15,100	109,431
*	China New Town Development Co. Ltd.	6,821,177	83,426
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	766,400	596,132
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	375,318	2,233,395
*	China Oil & Gas Group Ltd.	30,080,000	1,584,477
	China Oilfield Services Ltd., Class H	13,648,000	13,422,262
	China Oriental Group Co. Ltd.	13,026,000	3,832,511
	China Overseas Grand Oceans Group Ltd.	17,091,500	10,211,807
	China Overseas Land & Investment Ltd.	22,770,033	67,205,229
	China Overseas Property Holdings Ltd.	10,846,344	12,596,288
	China Pacific Insurance Group Co. Ltd., Class H	13,185,865	40,140,367
	China Petroleum & Chemical Corp., ADR	169,570	8,834,587
	China Petroleum & Chemical Corp., Class H	144,228,400	75,516,522
	China Pioneer Pharma Holdings Ltd.	2,974,000	785,814
	China Power International Development Ltd.	26,644,600	13,186,761
*††	China Properties Group Ltd.	397,000	3,961
	China Publishing & Media Co. Ltd., Class A	541,393	444,769
	China Railway Group Ltd., Class H	17,289,000	10,672,200
	China Railway Hi-tech Industry Co. Ltd., Class A	170,500	223,323
Ω	China Railway Signal & Communication Corp. Ltd., Class H	8,319,000	2,943,860

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Railway Tielong Container Logistics Co. Ltd., Class A	561,500	$473,670
#*	China Rare Earth Holdings Ltd.	9,802,399	1,024,954
	China Reinsurance Group Corp., Class H	22,388,000	2,190,429
Ω	China Renaissance Holdings Ltd.	285,000	501,327
	China Resources Beer Holdings Co. Ltd.	4,741,661	35,400,674
	China Resources Cement Holdings Ltd.	20,756,946	17,886,835
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	470,154	878,556
#	China Resources Gas Group Ltd.	4,914,000	24,615,428
	China Resources Land Ltd.	14,554,610	70,351,419
	China Resources Medical Holdings Co. Ltd.	4,392,000	2,479,659
Ω	China Resources Pharmaceutical Group Ltd.	8,096,500	3,959,301
	China Resources Power Holdings Co. Ltd.	9,962,820	24,262,278
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	380,696	2,076,818
	China Risun Group Ltd.	955,000	521,968
*	China Ruifeng Renewable Energy Holdings Ltd.	932,000	20,702
#	China Sanjiang Fine Chemicals Co. Ltd.	5,996,000	1,796,980
	China SCE Group Holdings Ltd.	24,816,400	5,544,538
	China Science Publishing & Media Ltd., Class A	215,000	279,976
#*	China Shanshui Cement Group Ltd.	80,000	20,853
*Ω	China Shengmu Organic Milk Ltd.	5,531,000	355,919
	China Shenhua Energy Co. Ltd., Class H	23,359,000	57,454,904
	China Shineway Pharmaceutical Group Ltd.	2,323,000	2,091,147
	China Shuifa Singyes Energy Holdings Ltd.	473,000	82,238
*	China Silver Group Ltd.	7,744,000	570,474
#	China South City Holdings Ltd.	33,410,711	2,669,592
	China South Publishing & Media Group Co. Ltd., Class A	785,334	1,156,895
*	China Southern Airlines Co. Ltd., Sponsored ADR	31,348	985,895
#*	China Southern Airlines Co. Ltd., Class H	15,362,000	9,835,449
	China Starch Holdings Ltd.	9,420,000	200,280
	China State Construction Development Holdings Ltd.	128,000	28,716
	China State Construction Engineering Corp. Ltd., Class A	7,859,092	6,443,333
*	China Sunshine Paper Holdings Co. Ltd.	1,971,500	665,281
	China Suntien Green Energy Corp. Ltd., Class H	10,487,000	6,390,356
	China Taiping Insurance Holdings Co. Ltd.	13,410,330	18,972,367
	China Testing & Certification International Group Co. Ltd., Class A	216,743	592,733
*	China Tianbao Group Development Co. Ltd.	161,000	71,704
#*	China Tianrui Group Cement Co. Ltd.	22,000	17,878
*	China Tianying, Inc., Class A	1,244,746	1,010,182
	China Tourism Group Duty Free Corp. Ltd., Class A	283,217	9,290,112
Ω	China Tower Corp. Ltd., Class H	43,878,000	5,300,408
	China Traditional Chinese Medicine Holdings Co. Ltd.	19,340,000	11,278,665
	China TransInfo Technology Co. Ltd., Class A	823,442	1,761,586
#*	China Travel International Investment Hong Kong Ltd.	21,539,892	4,442,847
*	China Tungsten & Hightech Materials Co. Ltd., Class A	378,400	787,994
	China Union Holdings Ltd., Class A	1,049,234	665,613
	China Vanke Co. Ltd., Class H	9,548,576	24,685,433
Ω	China Vast Industrial Urban Development Co. Ltd.	1,397,000	266,175
*	China Vered Financial Holding Corp. Ltd.	1,620,000	14,220
	China Water Affairs Group Ltd.	6,172,000	7,217,343
	China West Construction Group Co. Ltd., Class A	530,600	664,720
*††	China Wood Optimization Holding Ltd.	2,848,000	61,657
	China World Trade Center Co. Ltd., Class A	272,900	588,800
Ω	China Xinhua Education Group Ltd.	245,000	41,957
	China XLX Fertiliser Ltd.	1,171,000	827,680
	China Yangtze Power Co. Ltd., Class A	2,968,103	10,246,367
	China Yongda Automobiles Services Holdings Ltd.	4,427,000	5,664,394
#Ω	China Yuhua Education Corp. Ltd.	7,936,000	1,726,792
*	China Yurun Food Group Ltd.	697,000	77,027
#*	China ZhengTong Auto Services Holdings Ltd.	9,480,000	778,140

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Zhenhua Group Science & Technology Co. Ltd., Class A	58,000	$1,036,005
	China Zheshang Bank Co. Ltd., Class H	143,000	57,031
	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	292,074	125,768
#*††	China Zhongwang Holdings Ltd.	14,337,979	2,317,011
	Chinasoft International Ltd.	18,578,000	18,590,469
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	591,800	1,058,903
*	Chongqing Brewery Co. Ltd., Class A	85,900	1,807,145
	Chongqing Changan Automobile Co. Ltd., Class A	813,814	1,671,337
	Chongqing Department Store Co. Ltd., Class A	187,800	810,512
	Chongqing Dima Industry Co. Ltd., Class A	1,935,401	728,486
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	516,001	1,315,103
*	Chongqing Iron & Steel Co. Ltd., Class H	1,290,000	205,624
	Chongqing Machinery & Electric Co. Ltd., Class H	1,215,962	103,462
	Chongqing Rural Commercial Bank Co. Ltd., Class H	22,239,000	8,151,150
	Chongqing Zaisheng Technology Corp. Ltd., Class A	46,000	73,548
	Chongqing Zhifei Biological Products Co. Ltd., Class A	260,112	4,372,037
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	705,800	713,235
	Chow Tai Seng Jewellery Co. Ltd., Class A	370,219	1,012,755
	Chu Kong Shipping Enterprises Group Co. Ltd.	166,000	20,922
	CIFI Ever Sunshine Services Group Ltd.	960,000	1,732,436
	CIFI Holdings Group Co. Ltd.	27,237,015	17,793,744
	CIMC Enric Holdings Ltd.	5,086,000	6,239,961
*	Cinda Real Estate Co. Ltd., Class A	1,972,000	1,175,520
	Cisen Pharmaceutical Co. Ltd., Class A	226,600	437,117
*	CITIC Guoan Information Industry Co. Ltd., Class A	1,988,450	765,839
	CITIC Ltd.	19,326,567	21,705,764
	CITIC Press Corp., Class A	59,194	248,933
*	CITIC Resources Holdings Ltd.	18,680,000	1,204,135
	CITIC Securities Co. Ltd., Class H	5,941,000	15,908,920
	City Development Environment Co. Ltd., Class A	204,640	330,286
#*	Citychamp Watch & Jewellery Group Ltd.	11,056,000	2,002,517
	CMGE Technology Group Ltd.	428,000	166,476
	CMST Development Co. Ltd., Class A	856,000	767,344
	CNHTC Jinan Truck Co. Ltd., Class A	491,373	1,069,403
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	541,350	863,255
	CNOOC Energy Technology & Services Ltd., Class A	2,053,400	871,594
	COFCO Biotechnology Co. Ltd., Class A	722,800	1,112,517
	COFCO Joycome Foods Ltd.	6,820,000	2,811,739
	COFCO Sugar Holding Co. Ltd., Class A	576,153	757,668
#*Ω	Cogobuy Group	3,158,000	995,537
#	Colour Life Services Group Co. Ltd.	3,435,545	423,974
*	Comba Telecom Systems Holdings Ltd.	6,278,000	1,454,194
	Concord New Energy Group Ltd.	38,495,909	3,721,336
*	Confidence Intelligence Holdings Ltd.	2,000	6,881
	Consun Pharmaceutical Group Ltd.	3,852,000	1,883,721
	Contemporary Amperex Technology Co. Ltd., Class A	341,952	33,028,181
#*	Continental Aerospace Technologies Holding Ltd.	16,594,207	251,127
*	Coolpad Group Ltd.	16,138,000	654,824
#	COSCO SHIPPING Development Co. Ltd., Class H	19,153,300	3,538,788
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	11,238,000	4,255,113
#*	COSCO SHIPPING Holdings Co. Ltd., Class H	19,375,849	35,249,113
	COSCO SHIPPING International Hong Kong Co. Ltd.	4,532,000	1,432,088
	COSCO SHIPPING Ports Ltd.	11,638,416	9,271,196
*Ω	Cosmo Lady China Holdings Co. Ltd.	3,495,000	219,271
#	Country Garden Holdings Co. Ltd.	42,199,191	34,660,554
	Country Garden Services Holdings Co. Ltd.	5,755,673	33,999,960
	CPMC Holdings Ltd.	4,310,000	2,469,146
	CQ Pharmaceutical Holding Co. Ltd., Class A	365,400	273,310
#*	Crazy Sports Group Ltd.	16,280,600	651,312

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	CRRC Corp. Ltd., Class H	1,561,000	$714,888
Ω	CSC Financial Co. Ltd., Class H	3,027,500	3,412,334
	CSG Holding Co. Ltd., Class A	843,642	1,194,657
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	119,010	283,360
	CSPC Pharmaceutical Group Ltd.	41,068,400	49,914,088
	CSSC Science & Technology Co. Ltd., Class A	251,106	608,670
	CTS International Logistics Corp. Ltd., Class A	509,100	993,946
*	CWT International Ltd.	23,990,000	256,162
*	Cybernaut International Holdings Co. Ltd.	492,000	9,335
	D&O Home Collection Group Co. Ltd., Class A	192,993	399,901
	Da Ming International Holdings Ltd.	112,000	39,892
	Daan Gene Co. Ltd., Class A	518,560	1,449,995
#	DaFa Properties Group Ltd.	345,000	201,573
Ω	Dali Foods Group Co. Ltd.	9,566,000	5,528,895
	Dalian Bio-Chem Co. Ltd., Class A	43,200	78,232
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	802,500	474,356
	Daqin Railway Co. Ltd., Class A	2,784,238	2,898,749
	Dare Power Dekor Home Co. Ltd., Class A	277,309	540,687
	Dashang Co. Ltd., Class A	171,732	529,853
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	232,400	1,359,311
	Datang International Power Generation Co. Ltd., Class H	14,306,000	2,680,093
	Dawnrays Pharmaceutical Holdings Ltd.	5,718,982	1,065,433
*	Dazhong Transportation Group Co. Ltd., Class A	576,400	305,226
	Dazzle Fashion Co. Ltd., Class A	139,640	385,650
	DBG Technology Co. Ltd., Class A	501,756	984,352
	DeHua TB New Decoration Materials Co. Ltd., Class A	92,300	172,904
	Deppon Logistics Co. Ltd., Class A	309,017	555,673
	Dexin China Holdings Co. Ltd.	319,000	108,195
	DHC Software Co. Ltd., Class A	1,580,412	1,786,812
	Dian Diagnostics Group Co. Ltd., Class A	233,500	1,078,957
#	Differ Group Holding Co. Ltd.	12,398,000	3,600,018
	Digital China Group Co. Ltd., Class A	325,661	775,484
	Digital China Holdings Ltd.	7,176,000	4,068,585
	Digital China Information Service Co. Ltd., Class A	416,157	926,337
	Dong-E-E-Jiao Co. Ltd., Class A	144,343	863,540
#	Dongfang Electric Corp. Ltd., Class H	2,081,600	2,824,852
*	Dongfang Electronics Co. Ltd., Class A	596,753	681,957
	Dongfeng Motor Group Co. Ltd., Class H	15,442,000	13,617,451
	Dongguan Development Holdings Co. Ltd., Class A	140,700	217,655
#	Dongjiang Environmental Co. Ltd., Class H	1,411,595	679,687
	Dongxing Securities Co. Ltd., Class A	645,055	1,079,013
	Dongyue Group Ltd.	12,415,000	15,194,885
*	DouYu International Holdings Ltd., ADR	232,379	487,996
*	Duiba Group Ltd.	803,200	129,609
	Dynagreen Environmental Protection Group Co. Ltd., Class H	2,657,000	1,253,292
	East Group Co. Ltd., Class A	649,900	870,344
	East Money Information Co. Ltd., Class A	1,066,368	5,330,565
	E-Commodities Holdings Ltd.	5,436,000	846,162
	Ecovacs Robotics Co. Ltd., Class A	79,392	1,694,800
	Edifier Technology Co. Ltd., Class A	450,700	767,129
	Edvantage Group Holdings Ltd.	88,000	37,873
	E-House China Enterprise Holdings Ltd.	87,300	20,470
	Electric Connector Technology Co. Ltd., Class A	129,600	1,049,029
	Elion Energy Co. Ltd., Class A	1,045,465	767,091
*	Enjoyor Technology Co. Ltd., Class A	332,700	457,100
	ENN Energy Holdings Ltd.	2,794,100	44,482,815
	ENN Natural Gas Co. Ltd., Class A	656,488	1,798,116
#	Essex Bio-technology Ltd.	1,236,000	811,916
	Estun Automation Co. Ltd., Class A	89,000	325,020

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Eternal Asia Supply Chain Management Ltd., Class A	944,800	$780,655
*	Ev Dynamics Holdings Ltd.	9,810,000	101,946
	EVA Precision Industrial Holdings Ltd.	4,386,516	823,737
	Eve Energy Co. Ltd., Class A	165,982	2,500,837
*	Everbright Jiabao Co. Ltd., Class A	1,132,030	539,148
Ω	Everbright Securities Co. Ltd., Class H	920,800	691,822
*	EverChina International Holdings Co. Ltd.	18,107,500	429,308
*	Fang Holdings Ltd., ADR	8,556	34,566
	Fangda Carbon New Material Co. Ltd., Class A	784,129	1,200,809
	Fangda Special Steel Technology Co. Ltd., Class A	851,265	1,036,707
#	Fanhua, Inc., Sponsored ADR	135,454	938,696
	Fantasia Holdings Group Co. Ltd.	2,290,019	91,393
#	Far East Horizon Ltd.	10,157,000	8,681,498
	FAW Jiefang Group Co. Ltd.	722,200	1,073,244
	FAWER Automotive Parts Co. Ltd., Class A	500,878	497,547
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	521,800	1,347,299
	Fibocom Wireless, Inc., Class A	56,830	405,888
*	FIH Mobile Ltd.	1,451,000	222,679
	Financial Street Holdings Co. Ltd., Class A	2,226,573	1,986,121
	FinVolution Group, ADR	64,969	256,628
	First Capital Securities Co. Ltd., Class A	970,200	997,109
#	First Tractor Co. Ltd., Class H	1,352,000	659,274
	Flat Glass Group Co. Ltd., Class H	1,796,000	7,210,290
	Focus Media Information Technology Co. Ltd., Class A	2,490,800	3,011,519
	Focused Photonics Hangzhou, Inc., Class A	207,800	792,096
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	570,611	8,741,297
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	307,884	446,429
	Fosun International Ltd.	10,092,120	11,450,971
*	Founder Holdings Ltd.	462,000	47,403
	Founder Securities Co. Ltd., Class A	1,286,500	1,492,139
#	FriendTimes, Inc.	824,000	140,533
	Fu Shou Yuan International Group Ltd.	8,353,000	6,555,523
	Fuan Pharmaceutical Group Co. Ltd., Class A	594,700	399,044
	Fufeng Group Ltd.	11,791,800	4,321,521
	Fuguiniao Co. Ltd.	782,600	0
	Fujian Boss Software Development Co. Ltd., Class A	91,420	341,687
	Fujian Funeng Co. Ltd., Class A	658,603	1,320,123
	Fujian Green Pine Co. Ltd., Class A	133,500	178,462
	Fujian Longking Co. Ltd., Class A	462,211	586,428
	Fujian Star-net Communication Co. Ltd., Class A	237,408	823,748
	Fujian Sunner Development Co. Ltd., Class A	411,508	1,371,682
*	Fullshare Holdings Ltd.	29,170,017	525,955
	Fulongma Group Co. Ltd., Class A	209,100	412,746
	Fusen Pharmaceutical Co. Ltd.	48,000	7,195
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	3,162,400	17,125,047
#Ω	Ganfeng Lithium Co. Ltd., Class H	275,800	4,382,553
	Gansu Qilianshan Cement Group Co. Ltd., Class A	400,100	628,812
	Gansu Shangfeng Cement Co. Ltd., Class A	414,325	1,293,508
	Gaona Aero Material Co. Ltd., Class A	103,100	690,932
	G-bits Network Technology Xiamen Co. Ltd., Class A	29,200	1,622,730
*	GCL New Energy Holdings Ltd.	5,994,000	133,641
#*	GCL-Poly Energy Holdings Ltd.	113,884,320	34,710,818
	GD Power Development Co. Ltd., Class A	1,913,278	796,432
#*	GDS Holdings Ltd., ADR	145,833	6,399,152
*	GDS Holdings Ltd., Class A	214,600	1,120,685
	Geely Automobile Holdings Ltd.	29,475,000	63,806,207
	GEM Co. Ltd., Class A	1,507,900	2,116,665
	Gemdale Corp., Class A	897,400	1,829,259
	Gemdale Properties & Investment Corp. Ltd.	39,014,000	4,356,255

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Genertec Universal Medical Group Co. Ltd.	7,114,500	$5,154,469
*	Genimous Technology Co. Ltd., Class A	597,110	630,390
*	Genscript Biotech Corp.	1,078,000	3,433,878
	Getein Biotech, Inc., Class A	167,356	492,224
	GF Securities Co. Ltd., Class H	4,154,600	7,201,292
	Giant Network Group Co. Ltd., Class A	662,448	1,022,548
	Gigadevice Semiconductor Beijing, Inc., Class A	59,403	1,324,376
	Ginlong Technologies Co. Ltd., Class A	42,330	1,596,589
*	Global Top E-Commerce Co. Ltd., Class A	716,900	379,247
*	Glorious Property Holdings Ltd.	17,149,712	518,214
*	Glory Land Co. Ltd.	6,238,000	253,463
	GoerTek, Inc., Class A	829,844	6,258,306
	Goldcard Smart Group Co. Ltd.	195,200	349,378
#	Golden Eagle Retail Group Ltd.	3,143,000	2,334,741
Ω	Golden Throat Holdings Group Co. Ltd.	1,082,500	202,761
	GoldenHome Living Co. Ltd., Class A	48,860	252,941
	Goldlion Holdings Ltd.	1,458,866	304,900
	Goldpac Group Ltd.	1,593,000	434,018
#*	GOME Retail Holdings Ltd.	73,215,660	5,015,029
*	Gosuncn Technology Group Co. Ltd., Class A	688,950	491,247
*	Gotion High-tech Co. Ltd., Class A	216,900	1,385,908
*	Grand Baoxin Auto Group Ltd.	5,873,864	483,331
#	Grand Pharmaceutical Group Ltd., Class L	5,036,000	3,574,438
	Grandblue Environment Co. Ltd., Class A	198,427	635,033
*	Grandjoy Holdings Group Co. Ltd., Class A	1,580,701	934,142
	Great Wall Motor Co. Ltd., Class H	11,806,750	32,032,744
	Greattown Holdings Ltd., Class A	1,709,152	966,333
	Greatview Aseptic Packaging Co. Ltd.	6,098,000	2,342,584
	Gree Electric Appliances, Inc. of Zhuhai, Class A	697,053	4,182,447
*	Gree Real Estate Co. Ltd., Class A	908,157	870,070
	Greenland Holdings Corp. Ltd., Class A	1,901,583	1,313,157
#	Greenland Hong Kong Holdings Ltd.	8,505,275	1,674,930
#	Greentown China Holdings Ltd.	8,478,000	13,997,658
	Greentown Service Group Co. Ltd.	7,570,000	8,333,529
	GRG Banking Equipment Co. Ltd., Class A	994,496	1,778,688
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	785,111	637,301
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	645,300	524,408
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	506,516	558,045
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	215,364	716,725
	Guangdong Haid Group Co. Ltd., Class A	282,618	3,221,583
*	Guangdong HEC Technology Holding Co. Ltd., Class A	1,529,100	1,775,384
	Guangdong Hongda Holdings Group Co. Ltd., Class A	211,200	876,273
	Guangdong Huatie Tongda High-speed Railway Equipment Corp., Class A	708,573	552,262
	Guangdong Investment Ltd.	9,984,000	14,261,482
	Guangdong Land Holdings Ltd.	2,795,361	290,783
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	425,882	417,411
	Guangdong Shirongzhaoye Co. Ltd., Class A	50,515	43,267
	Guangdong Sirio Pharma Co. Ltd., Class A	23,550	137,944
	Guangdong South New Media Co. Ltd., Class A	87,079	662,567
	Guangdong Tapai Group Co. Ltd., Class A	567,395	910,239
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	571,900	1,860,413
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	366,504	563,919
*	Guanghui Energy Co. Ltd., Class A	4,720,724	4,353,062
*	Guangshen Railway Co. Ltd., Class H	9,440,700	1,662,525
	Guangxi Guiguan Electric Power Co. Ltd., Class A	32,500	27,934
	Guangxi Liugong Machinery Co. Ltd., Class A	634,563	722,489
	Guangxi Liuzhou Pharmaceutical Co. Ltd., Class A	150,400	390,089
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	1,736,914	857,712
	Guangzhou Automobile Group Co. Ltd., Class H	7,951,690	7,810,815

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangzhou Baiyun International Airport Co. Ltd., Class A	766,426	$1,656,578
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	1,664,000	4,249,024
	Guangzhou Haige Communications Group, Inc. Co., Class A	1,207,600	1,770,100
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	86,800	1,068,200
#	Guangzhou R&F Properties Co. Ltd., Class H	10,653,532	4,741,951
	Guangzhou Restaurant Group Co. Ltd., Class A	313,087	1,108,528
	Guangzhou Shangpin Home Collection Co. Ltd., Class A	37,579	220,957
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	119,924	1,440,217
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	180,630	2,722,467
	Guangzhou Wondfo Biotech Co. Ltd., Class A	133,531	767,560
	Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	560,250	717,064
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	225,000	295,892
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	89,382	208,740
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	432,200	437,753
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	394,700	456,506
	Guizhou Gas Group Corp. Ltd., Class A	454,600	653,001
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	954,829	994,460
*	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	510,600	446,372
#	Guolian Securities Co. Ltd., Class H	758,000	405,779
	Guomai Technologies, Inc., Class A	527,954	490,137
	Guosen Securities Co. Ltd., Class A	873,697	1,513,697
*	Guosheng Financial Holding, Inc., Class A	549,876	752,308
*Ω	Guotai Junan Securities Co. Ltd., Class H	1,011,800	1,537,110
	Guoyuan Securities Co. Ltd., Class A	1,022,145	1,158,009
*Ω	Haichang Ocean Park Holdings Ltd.	4,757,000	1,759,434
	Haier Smart Home Co. Ltd., Class A	914,762	4,034,299
	Haier Smart Home Co. Ltd., Class H	11,284,599	45,240,411
#*	Hailiang Education Group, Inc., ADR	18,179	190,880
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	117,824	459,009
*	Hainan Development Holdings Nanhai Co. Ltd., Class A	255,600	444,606
*	Hainan Haide Capital Management Co. Ltd., Class A	398,045	1,032,035
*	Hainan Meilan International Airport Co. Ltd., Class H	942,000	2,510,095
	Hainan Ruize New Building Material Co. Ltd., Class A	510,800	281,897
	Hainan Strait Shipping Co. Ltd., Class A	670,827	602,392
	Haitian International Holdings Ltd.	5,120,000	13,320,521
	Haitong Securities Co. Ltd., Class H	7,793,600	7,013,568
#Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	304,000	34,404
	Hand Enterprise Solutions Co. Ltd., Class A	407,609	522,343
*	Hang Zhou Great Star Industrial Co. Ltd., Class A	308,200	1,232,368
	Hangcha Group Co. Ltd., Class A	247,120	622,011
	Hangjin Technology Co. Ltd., Class A	222,600	1,195,589
	Hangxiao Steel Structure Co. Ltd., Class A	1,062,320	667,418
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	2,643,910	2,473,557
	Hangzhou Century Co. Ltd., Class A	391,600	386,304
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	141,800	563,292
	Hangzhou First Applied Material Co. Ltd., Class A	124,092	2,247,766
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	425,657	2,072,720
	Hangzhou Robam Appliances Co. Ltd., Class A	220,100	1,203,454
	Hangzhou Silan Microelectronics Co. Ltd., Class A	144,900	1,177,780
	Hangzhou Tigermed Consulting Co. Ltd., Class A	32,500	535,087
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	135,700	1,421,571
	Hangzhou Zhongheng Electric Co. Ltd., Class A	141,500	191,934
	Han's Laser Technology Industry Group Co. Ltd., Class A	383,061	2,876,987
Ω	Hansoh Pharmaceutical Group Co. Ltd.	768,000	1,583,164
	Haohua Chemical Science & Technology Co. Ltd., Class A	66,300	403,693
#*Ω	Harbin Bank Co. Ltd., Class H	663,000	68,275
	Harbin Boshi Automation Co. Ltd., Class A	327,556	597,783
#	Harbin Electric Co. Ltd., Class H	4,808,587	1,595,363
*	Harbin Gloria Pharmaceuticals Co. Ltd., Class A	878,309	350,888

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
††	Harmonicare Medical Holdings Ltd.	898,000	$44,053
	HBIS Resources Co. Ltd., Class A	103,400	262,385
#*	HC Group, Inc.	2,795,000	267,412
	Health & Happiness H&H International Holdings Ltd.	2,017,000	3,389,507
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd., Class A	229,400	249,693
	Hebei Chengde Lulu Co. Ltd.	639,500	926,288
	Hebei Construction Group Corp. Ltd., Class H	22,500	4,061
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	250,200	918,090
	Hefei Meiya Optoelectronic Technology, Inc., Class A	186,700	990,986
	Heilongjiang Agriculture Co. Ltd., Class A	514,500	1,075,505
	Hello Group, Inc., Sponsored ADR	1,134,949	11,043,054
	Henan Lingrui Pharmaceutical Co., Class A	313,700	634,742
	Henan Pinggao Electric Co. Ltd., Class A	557,900	734,675
*	Henan Senyuan Electric Co. Ltd., Class A	82,000	37,454
	Henan Shenhuo Coal & Power Co. Ltd., Class A	774,392	1,342,959
	Henan Shuanghui Investment & Development Co. Ltd., Class A	911,643	4,293,049
	Henan Thinker Automatic Equipment Co. Ltd., Class A	163,500	568,630
*	Henan Yicheng New Energy Co. Ltd., Class A	420,500	317,453
	Henan Yuguang Gold & Lead Co. Ltd., Class A	468,900	400,585
	Henan Zhongyuan Expressway Co. Ltd., Class A	1,011,125	502,489
	Henderson Investment Ltd.	811,000	38,503
	Hengan International Group Co. Ltd.	5,586,122	27,306,699
*	Hengdeli Holdings Ltd.	14,196,800	490,579
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	818,600	2,060,430
	Hengli Petrochemical Co. Ltd., Class A	1,791,883	6,787,939
	Hengtong Optic-electric Co. Ltd., Class A	980,049	2,181,604
	Hengyi Petrochemical Co. Ltd., Class A	1,275,144	2,041,510
	Hesteel Co. Ltd., Class A	4,520,900	1,702,101
	Hexing Electrical Co. Ltd., Class A	238,650	469,814
*	Hi Sun Technology China Ltd.	8,364,000	1,101,893
	Hisense Home Appliances Group Co. Ltd., Class H	3,085,000	4,044,579
	Hithink RoyalFlush Information Network Co. Ltd., Class A	147,908	2,958,584
*	Holitech Technology Co. Ltd., Class A	1,403,500	784,592
*	Homeland Interactive Technology Ltd.	82,000	17,072
	Hongda Xingye Co. Ltd., Class A	1,179,681	970,144
	Hongfa Technology Co. Ltd., Class A	206,312	2,077,675
*	Honghua Group Ltd.	18,211,000	576,138
*	Hongli Zhihui Group Co. Ltd., Class A	264,500	526,005
	Hongta Securities Co. Ltd., Class A	210,080	350,293
*††Ω	Honworld Group Ltd.	750,000	55,367
Ω	Hope Education Group Co. Ltd.	9,530,000	1,228,874
	Hopefluent Group Holdings Ltd.	204,000	33,861
	Hopson Development Holdings Ltd.	6,047,800	12,601,581
*Ω	Hua Hong Semiconductor Ltd.	3,154,000	15,353,626
	Huaan Securities Co. Ltd., Class A	2,070,640	1,639,523
#	Huabao International Holdings Ltd.	697,000	430,051
#	Huadian Power International Corp. Ltd., Class H	11,088,000	4,053,115
	Huadong Medicine Co. Ltd., Class A	375,552	2,170,495
	Huafa Industrial Co. Ltd. Zhuhai, Class A	1,577,205	1,578,246
	Huafon Chemical Co. Ltd., Class A	1,259,525	1,885,741
*	Huafon Microfibre Shanghai Technology Co. Ltd.	808,365	591,258
	Huafu Fashion Co. Ltd., Class A	1,130,850	826,386
	Huagong Tech Co. Ltd., Class A	83,100	322,559
	Hualan Biological Engineering, Inc., Class A	354,660	1,417,984
#	Huaneng Power International, Inc., Sponsored ADR	96,949	2,082,465
	Huaneng Power International, Inc., Class H	16,922,000	8,907,819
#*	Huanxi Media Group Ltd.	1,850,000	341,368
	Huapont Life Sciences Co. Ltd., Class A	770,523	753,481
Ω	Huatai Securities Co. Ltd., Class H	3,757,200	6,678,849

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Huawen Media Group, Class A	875,755	$350,694
	Huaxi Holdings Co. Ltd.	518,000	134,388
	Huaxi Securities Co. Ltd., Class A	593,500	848,785
	Huaxia Bank Co. Ltd., Class A	2,003,788	1,779,938
	Huaxin Cement Co. Ltd., Class A	667,224	1,954,009
	Huayu Automotive Systems Co. Ltd., Class A	784,331	3,427,222
#	Huazhong In-Vehicle Holdings Co. Ltd.	3,934,000	1,516,668
#*	Huazhu Group Ltd., ADR	617,166	24,390,400
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	2,857,137	1,423,898
	Hubei Energy Group Co. Ltd., Class A	904,500	627,464
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	83,200	736,826
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	436,005	1,645,708
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	440,078	2,083,254
	Huijing Holdings Co. Ltd.	248,000	61,322
*	Huishang Bank Corp. Ltd., Class H	2,676,400	874,524
	Huizhou Desay Sv Automotive Co. Ltd., Class A	50,016	1,100,220
	Hunan Aihua Group Co. Ltd., Class A	149,322	800,892
	Hunan Friendship & Apollo Commercial Co. Ltd., Class A	617,000	304,021
*	Hunan Gold Corp. Ltd., Class A	467,804	766,587
*	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	242,800	220,924
	Hunan Valin Steel Co. Ltd., Class A	1,883,600	1,643,488
	Hundsun Technologies, Inc., Class A	210,558	1,950,372
#*	HUYA, Inc., ADR	226,158	1,497,166
	Hwa Fong Rubber Thailand PCL	46,900	11,410
	Hytera Communications Corp. Ltd., Class A	964,002	720,068
*	HyUnion Holding Co. Ltd., Class A	724,900	890,849
*	IBO Technology Co. Ltd.	4,000	1,563
*Ω	iDreamSky Technology Holdings Ltd.	816,000	532,625
	Iflytek Co. Ltd., Class A	331,303	2,293,453
	IKD Co. Ltd., Class A	225,225	659,807
Ω	IMAX China Holding, Inc.	841,700	1,201,540
	Industrial & Commercial Bank of China Ltd., Class H	261,114,725	158,195,092
	Industrial Bank Co. Ltd., Class A	2,645,900	8,762,334
	Industrial Securities Co. Ltd., Class A	1,495,045	2,040,377
	Infore Environment Technology Group Co. Ltd., Class A	707,501	683,345
	Ingenic Semiconductor Co. Ltd., Class A	32,200	562,866
#*	Inke Ltd.	421,000	108,902
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	6,794,100	2,534,929
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	853,897	1,994,383
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	252,600	888,467
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,849,276	1,440,926
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	854,400	425,732
*	Inner Mongolia Xingye Mining Co. Ltd., Class A	441,500	537,674
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,149,400	6,933,925
	Inner Mongolia Yitai Coal Co. Ltd., Class H	98,400	90,005
*	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	1,457,300	2,002,776
*Ω	Innovent Biologics, Inc.	1,248,500	5,287,154
	Inspur Electronic Information Industry Co. Ltd., Class A	181,100	972,147
*	Inspur International Ltd.	1,510,000	803,110
*	Inspur Software Co. Ltd., Class A	72,500	176,011
*Ω	International Alliance Financial Leasing Co. Ltd.	873,000	284,604
#*	iQIYI, Inc., ADR	1,463,814	5,972,361
	IReader Technology Co. Ltd., Class A	216,355	646,268
*	IRICO Group New Energy Co. Ltd., Class H	28,600	68,212
	Jack Technology Co. Ltd., Class A	36,300	164,960
	Jafron Biomedical Co. Ltd., Class A	149,867	1,115,126
	Jason Furniture Hangzhou Co. Ltd., Class A	90,044	1,043,229
	JCET Group Co. Ltd., Class A	1,054,706	4,529,753

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	JD.com, Inc., ADR	933,460	$69,897,485
*	JD.com, Inc., Class A	952,692	36,108,350
	JH Educational Technology, Inc.	120,000	46,410
	Jiajiayue Group Co. Ltd., Class A	279,601	630,282
	Jiangling Motors Corp. Ltd., Class A	101,500	252,623
*	Jiangnan Group Ltd.	16,139,000	616,844
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	2,041,700	2,392,177
*	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	11,900	66,636
	Jiangsu Eastern Shenghong Co. Ltd., Class A	988,616	2,636,295
*	Jiangsu Etern Co. Ltd., Class A	42,500	28,388
	Jiangsu Expressway Co. Ltd., Class H	6,080,000	6,352,713
	Jiangsu Guomao Reducer Co. Ltd., Class A	90,500	490,417
	Jiangsu Guotai International Group Co. Ltd., Class A	672,505	1,208,004
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	356,998	4,351,622
	Jiangsu Hengrui Medicine Co. Ltd., Class A	872,634	5,633,913
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	286,976	603,615
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	1,652,200	1,026,377
*	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	243,580	415,476
	Jiangsu King's Luck Brewery JSC Ltd., Class A	270,001	2,182,659
*	Jiangsu Leike Defense Technology Co. Ltd., Class A	575,000	555,955
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	93,367	519,836
	Jiangsu Linyang Energy Co. Ltd., Class A	886,900	1,338,116
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	463,000	1,001,645
	Jiangsu Provincial Agricultural Reclamation & Development Corp	682,900	1,145,086
	Jiangsu Shagang Co. Ltd., Class A	965,332	857,771
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	342,500	1,299,427
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	348,458	8,654,895
	Jiangsu Yangnong Chemical Co. Ltd., Class A	90,300	1,678,609
	Jiangsu Yoke Technology Co. Ltd., Class A	69,000	722,674
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	377,274	1,776,227
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	1,375,226	1,350,087
	Jiangsu Zhongnan Construction Group Co. Ltd., Class A	1,893,100	1,292,421
	Jiangsu Zhongtian Technology Co. Ltd., Class A	1,119,500	2,961,982
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	1,341,800	669,255
	Jiangxi Copper Co. Ltd., Class H	6,298,000	10,327,202
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	196,600	398,186
	Jiangxi Wannianqing Cement Co. Ltd., Class A	410,948	781,427
	Jiangxi Zhengbang Technology Co. Ltd., Class A	1,266,816	1,776,461
	Jiangzhong Pharmaceutical Co. Ltd., Class A	258,400	480,605
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	449,300	479,405
*	Jiayin Group, Inc., ADR	9,077	18,517
	Jiayou International Logistics Co. Ltd., Class A	25,480	77,232
#	Jiayuan International Group Ltd.	2,506,078	870,790
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	480,706	1,255,042
*	Jilin Electric Power Co. Ltd., Class A	439,900	529,983
*	Jilin Zixin Pharmaceutical Industrial Co. Ltd., Class A	244,700	116,367
	Jinchuan Group International Resources Co. Ltd.	5,991,000	1,070,288
	Jinduicheng Molybdenum Co. Ltd., Class A	1,186,700	1,189,747
#	Jingrui Holdings Ltd.	2,476,000	652,078
	Jinke Properties Group Co. Ltd., Class A	1,415,945	1,003,743
#*	JinkoSolar Holding Co. Ltd., ADR	411,315	18,151,331
*	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	350,600	583,118
	Jinneng Science&Technology Co. Ltd., Class A	319,159	710,781
	Jinyu Bio-Technology Co. Ltd., Class A	291,420	655,791
	Jinyuan EP Co. Ltd., Class A	356,500	742,208
	JiuGui Liquor Co. Ltd., Class A	48,100	1,250,444
#Ω	Jiumaojiu International Holdings Ltd.	1,060,000	2,289,162
	Jiuzhitang Co. Ltd., Class A	389,800	551,848
	Jizhong Energy Resources Co. Ltd., Class A	842,900	675,753

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	JL Mag Rare-Earth Co. Ltd., Class A	245,267	$1,378,540
	JNBY Design Ltd.	1,840,500	2,721,990
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	712,349	1,310,625
	Joinn Laboratories China Co. Ltd., Class A	47,723	729,371
	Jointo Energy Investment Co. Ltd. Hebei, Class A	335,100	231,190
	Jointown Pharmaceutical Group Co. Ltd., Class A	728,750	1,528,705
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	248,278	1,258,095
	Joy City Property Ltd.	16,826,000	821,564
	Joyoung Co. Ltd., Class A	288,236	1,023,349
#	JOYY, Inc., ADR	361,463	18,275,569
	JSTI Group, Class A	602,700	590,115
	Ju Teng International Holdings Ltd.	6,558,090	1,336,318
	Juewei Food Co. Ltd., Class A	130,499	1,086,014
	Juneyao Airlines Co. Ltd., Class A	628,700	1,781,472
	Jutal Offshore Oil Services Ltd.	592,000	63,369
*	Kai Yuan Holdings Ltd.	15,890,000	53,969
	Kaisa Group Holdings Ltd.	16,355,780	1,849,414
	Kaisa Prosperity Holdings Ltd.	352,750	483,209
	Kaiser China Cultural Co. Ltd., Class A	376,560	425,635
	Kaishan Group Co. Ltd., Class A	299,000	722,886
*Ω	Kangda International Environmental Co. Ltd.	3,066,000	299,828
#*	Kasen International Holdings Ltd.	4,450,000	423,401
	Kehua Data Co. Ltd., Class A	227,660	1,122,958
	Kinetic Development Group Ltd.	634,000	44,674
	Kingboard Holdings Ltd.	6,519,666	31,475,141
	Kingboard Laminates Holdings Ltd.	9,958,484	17,079,342
	KingClean Electric Co. Ltd., Class A	180,175	715,007
*	Kingdee International Software Group Co. Ltd.	3,936,600	9,020,094
	Kingsoft Corp. Ltd.	3,193,200	14,349,818
	Konfoong Materials International Co. Ltd., Class A	70,659	582,026
*	Kong Sun Holdings Ltd.	575,000	3,791
	Konka Group Co. Ltd., Class A	662,400	611,589
	KPC Pharmaceuticals, Inc., Class A	418,896	628,951
*	Kuang-Chi Technologies Co. Ltd., Class A	414,400	1,308,532
	Kunlun Energy Co. Ltd.	28,324,000	29,373,322
	Kunlun Tech Co. Ltd., Class A	617,293	1,830,635
	Kunming Yunnei Power Co. Ltd., Class A	614,500	330,171
*	Kunshan Kersen Science & Technology Co. Ltd., Class A	257,306	429,652
*	Kunwu Jiuding Investment Holdings Co. Ltd., Class A	213,782	619,368
	Kweichow Moutai Co. Ltd., Class A	204,274	61,068,293
	KWG Group Holdings Ltd.	17,136,644	9,370,062
	KWG Living Group Holdings Ltd.	8,727,072	3,839,148
*	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	179,600	166,454
	Lao Feng Xiang Co. Ltd., Class A	120,380	864,313
	Laobaixing Pharmacy Chain JSC, Class A	200,155	1,343,430
*	Launch Tech Co. Ltd., Class H	82,000	36,442
	LB Group Co. Ltd., Class A	739,585	2,854,595
#	Lee & Man Chemical Co. Ltd.	1,231,339	1,085,100
	Lee & Man Paper Manufacturing Ltd.	10,962,200	7,507,584
	Lee's Pharmaceutical Holdings Ltd.	2,080,000	802,484
Ω	Legend Holdings Corp., Class H	1,895,500	2,637,348
	Lenovo Group Ltd.	60,600,000	65,672,693
	Lens Technology Co. Ltd., Class A	1,325,400	3,590,372
	Leo Group Co. Ltd., Class A	5,426,400	1,984,794
	Lepu Medical Technology Beijing Co. Ltd., Class A	447,510	1,463,516
*	LexinFintech Holdings Ltd., ADR	727,537	2,604,582
	Leyard Optoelectronic Co. Ltd., Class A	1,072,550	1,552,341
*	Li Auto, Inc., ADR	4,001	104,386
	Li Ning Co. Ltd.	7,614,083	74,298,215

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Liaoning Cheng Da Co. Ltd., Class A	399,572	$1,048,128
	Liaoning Port Co. Ltd., Class H	848,000	77,436
	Lier Chemical Co. Ltd., Class A	224,000	1,020,524
*	Lifestyle China Group Ltd.	2,141,500	319,602
#*	Lifetech Scientific Corp.	14,656,000	6,081,148
*	Lingbao Gold Group Co. Ltd., Class H	102,000	13,935
*	LingNan Eco&Culture-Tourism Co. Ltd., Class A	968,403	537,311
*	Lingyi iTech Guangdong Co., Class A	2,097,500	2,038,189
#*	Link Motion, Inc., Sponsored ADR	206,737	0
	Lionco Pharmaceutical Group Co. Ltd., Class A	31,200	40,453
	Livzon Pharmaceutical Group, Inc., Class H	784,617	2,798,757
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	293,340	1,020,796
#	LK Technology Holdings Ltd.	977,500	1,495,897
#	Logan Group Co. Ltd.	11,751,000	7,315,455
	Loncin Motor Co. Ltd., Class A	1,113,988	863,327
	Long Yuan Construction Group Co. Ltd., Class A	969,002	833,766
Ω	Longfor Group Holdings Ltd.	8,130,000	48,770,450
	Longhua Technology Group Luoyang Co. Ltd., Class A	370,831	532,860
	LONGi Green Energy Technology Co. Ltd., Class A	871,956	9,774,675
	Longshine Technology Group Co. Ltd., Class A	316,951	1,661,581
	Lonking Holdings Ltd.	22,498,000	6,562,809
	Luenmei Quantum Co. Ltd., Class A	657,100	847,567
	Luolai Lifestyle Technology Co. Ltd., Class A	311,889	708,695
*	Luoniushan Co. Ltd., Class A	533,400	561,942
#*	Luoyang Glass Co. Ltd., Class H	1,062,000	1,888,944
	Lushang Health Industry Development Co. Ltd., Class A	344,700	593,701
	Luxi Chemical Group Co. Ltd., Class A	683,500	1,529,307
	Luxshare Precision Industry Co. Ltd., Class A	1,335,449	10,015,076
#*Ω	Luye Pharma Group Ltd.	14,855,000	6,488,551
	Luzhou Laojiao Co. Ltd., Class A	249,176	8,568,131
#*	LVGEM China Real Estate Investment Co. Ltd.	1,752,000	330,600
*	Lvji Technology Holdings, Inc.	310,000	22,014
	Maanshan Iron & Steel Co. Ltd., Class H	4,930,177	1,934,086
	Maccura Biotechnology Co. Ltd., Class A	209,573	825,561
*	Macrolink Culturaltainment Development Co. Ltd., Class A	970,300	490,680
	Mango Excellent Media Co. Ltd., Class A	385,097	2,149,982
*Ω	Maoyan Entertainment	540,600	697,294
*	Maoye International Holdings Ltd.	2,174,000	64,734
*	Markor International Home Furnishings Co. Ltd., Class A	787,921	430,418
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	166,600	569,975
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	658,700	745,767
*Ω	Meitu, Inc.	4,605,000	913,017
*Ω	Meituan, Class B	2,761,100	82,375,604
	Metallurgical Corp. of China Ltd., Class H	10,246,000	2,747,818
#	Microport Scientific Corp.	624,002	1,798,543
	Midea Group Co. Ltd., Class A	1,915,651	22,272,910
#Ω	Midea Real Estate Holding Ltd.	85,000	125,579
	Min Xin Holdings Ltd.	742,000	339,766
	Ming Yang Smart Energy Group Ltd., Class A	501,816	2,044,283
*	Mingfa Group International Co. Ltd.	4,433,000	261,610
	Minmetals Land Ltd.	9,937,644	1,085,721
Ω	Minsheng Education Group Co. Ltd.	1,270,000	134,265
	Minth Group Ltd.	6,301,000	29,138,748
	MLS Co. Ltd., Class A	921,000	1,909,070
*	MMG Ltd.	29,057,999	9,434,696
	Modern Land China Co. Ltd.	1,738,000	33,486
	Monalisa Group Co. Ltd., Class A	24,800	95,150
	Montage Technology Co. Ltd., Class A	98,057	1,107,857
*	More Return PCL	6,172,400	318,863

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Muyuan Foods Co. Ltd., Class A	1,226,588	$10,677,860
*	Myhome Real Estate Development Group Co. Ltd., Class A	1,862,000	502,835
	MYS Group Co. Ltd., Class A	681,600	374,464
*	Nan Hai Corp. Ltd.	35,000,000	174,878
	NanJi E-Commerce Co. Ltd., Class A	874,050	808,282
	Nanjing Hanrui Cobalt Co. Ltd., Class A	81,700	919,459
	Nanjing Iron & Steel Co. Ltd., Class A	2,313,500	1,329,782
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	277,637	1,586,498
*	Nanjing Sample Technology Co. Ltd., Class H	89,000	71,854
	Nanjing Securities Co. Ltd., Class A	1,266,860	1,799,673
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	681,048	1,133,006
	Nanjing Yunhai Special Metals Co. Ltd., Class A	96,300	285,704
	Nantong Jianghai Capacitor Co. Ltd., Class A	7,600	28,856
	NARI Technology Co. Ltd., Class A	1,067,763	5,973,490
	Natural Food International Holding Ltd.	96,000	6,148
	NAURA Technology Group Co. Ltd., Class A	40,600	1,847,431
*	NavInfo Co. Ltd., Class A	399,600	1,007,626
	NetDragon Websoft Holdings Ltd.	1,480,500	3,736,934
	NetEase, Inc., ADR	1,053,029	108,841,077
*Ω	New Century Healthcare Holding Co. Ltd.	58,000	7,102
	New China Life Insurance Co. Ltd., Class H	3,978,900	11,348,747
*	New Hope Liuhe Co. Ltd., Class A	899,230	2,290,327
*	New Oriental Education & Technology Group, Inc., Sponsored ADR	2,338,454	3,343,989
*	New Sparkle Roll International Group Ltd.	8,680,000	197,629
*	New World Department Store China Ltd.	2,929,538	459,192
#*	Newborn Town, Inc.	1,168,000	620,383
	Newland Digital Technology Co. Ltd., Class A	392,389	1,017,450
	Nexteer Automotive Group Ltd.	6,646,000	7,315,441
	Nine Dragons Paper Holdings Ltd.	16,466,000	16,447,407
	Ninestar Corp., Class A	393,986	3,044,338
	Ningbo Construction Co. Ltd., Class A	191,900	124,235
	Ningbo Huaxiang Electronic Co. Ltd., Class A	289,300	906,305
	Ningbo Jifeng Auto Parts Co. Ltd., Class A	262,550	553,664
	Ningbo Joyson Electronic Corp., Class A	876,231	2,552,732
	Ningbo Orient Wires & Cables Co. Ltd., Class A	307,357	2,878,009
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	682,178	1,561,026
	Ningbo Tuopu Group Co. Ltd., Class A	215,300	1,890,271
	Ningbo Yunsheng Co. Ltd., Class A	97,900	175,536
	Ningbo Zhoushan Port Co. Ltd., Class A	1,858,270	1,157,970
	Ningxia Jiaze New Energy Co. Ltd., Class A	475,100	327,134
*	NIO, Inc., ADR	1,638,787	40,166,669
#*	Niu Technologies, Sponsored ADR	134,650	1,891,832
*	Noah Holdings Ltd., Sponsored ADR	74,405	2,335,573
	Norinco International Cooperation Ltd., Class A	194,100	238,802
	North Huajin Chemical Industries Co. Ltd., Class A	426,400	473,660
*	North Industries Group Red Arrow Co. Ltd., Class A	474,900	1,384,441
	Northeast Pharmaceutical Group Co. Ltd., Class A	651,762	569,282
	Northeast Securities Co. Ltd., Class A	1,436,827	1,924,442
	NSFOCUS Technologies Group Co. Ltd., Class A	258,370	569,255
#*	NVC International Holdings Ltd.	7,046,000	153,516
*	Oceanwide Holdings Co. Ltd., Class A	1,968,944	562,823
*	Offcn Education Technology Co. Ltd., Class A	314,579	329,972
	Offshore Oil Engineering Co. Ltd., Class A	904,722	639,053
*	OFILM Group Co. Ltd., Class A	1,329,500	1,679,295
	Olympic Circuit Technology Co. Ltd.	83,780	291,878
	Oppein Home Group, Inc., Class A	73,590	1,598,754
	Opple Lighting Co. Ltd., Class A	132,231	396,976
	ORG Technology Co. Ltd., Class A	1,024,100	961,584
*	Orient Group, Inc., Class A	1,653,300	750,304

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	Orient Securities Co. Ltd., Class H	2,560,400	$2,006,759
	Oriental Pearl Group Co. Ltd., Class A	1,424,241	1,877,241
*	Ourpalm Co. Ltd., Class A	1,445,000	849,615
	Ovctek China, Inc., Class A	129,640	780,071
*	Overseas Chinese Town Asia Holdings Ltd.	1,481,817	244,349
#	Pacific Online Ltd.	2,485,195	410,161
*	Pacific Securities Co. Ltd., Class A	3,758,800	1,880,022
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	2,788,731	1,634,208
	PAX Global Technology Ltd.	6,465,000	4,682,715
	PCI Technology Group Co. Ltd., Class A	814,140	1,103,143
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,903,670	977,258
	People's Insurance Co. Group of China Ltd., Class H	21,864,000	6,918,859
	Perennial Energy Holdings Ltd.	250,000	54,525
	Perfect World Co. Ltd., Class A	684,600	1,489,810
	PetroChina Co. Ltd., ADR	96,860	4,793,601
	PetroChina Co. Ltd., Class H	141,510,000	70,173,646
Ω	Pharmaron Beijing Co. Ltd., Class H	138,100	1,756,894
	PhiChem Corp., Class A	220,305	806,745
*	Phoenix Media Investment Holdings Ltd.	5,412,000	320,444
*	Phoenix New Media Ltd., ADR	61,952	46,464
	PICC Property & Casualty Co. Ltd., Class H	25,913,398	24,144,871
*	Pinduoduo, Inc., ADR	316,331	18,929,247
	Ping An Bank Co. Ltd., Class A	3,274,301	8,214,880
#*Ω	Ping An Healthcare & Technology Co. Ltd.	832,900	2,657,562
	Ping An Insurance Group Co. of China Ltd., Class H	30,207,000	239,717,306
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	2,068,500	2,945,075
*	Polaris Bay Group Co. Ltd., Class A	1,006,000	1,463,300
	Poly Developments & Holdings Group Co. Ltd., Class A	1,687,405	4,162,439
	Poly Property Group Co. Ltd.	19,763,068	5,196,526
	Poly Property Services Co. Ltd., Class H	635,200	4,742,058
Ω	Postal Savings Bank of China Co. Ltd., Class H	26,195,000	21,824,360
*	Pou Sheng International Holdings Ltd.	12,419,609	1,994,527
	Power Construction Corp. of China Ltd., Class A	2,437,800	3,339,661
	Powerlong Commercial Management Holdings Ltd.	167,500	354,746
	Powerlong Real Estate Holdings Ltd.	15,440,715	8,618,618
	Proya Cosmetics Co. Ltd., Class A	60,400	1,615,164
	Pujiang International Group Ltd.	92,000	37,897
*	PW Medtech Group Ltd.	4,044,000	545,614
	Q Technology Group Co. Ltd.	4,225,000	4,594,135
*Ω	Qeeka Home Cayman, Inc.	84,500	6,259
	Qianhe Condiment & Food Co. Ltd., Class A	336,859	1,010,420
	Qingdao East Steel Tower Stock Co. Ltd., Class A	341,375	477,685
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	208,401	503,005
	Qingdao Gon Technology Co. Ltd., Class A	138,200	551,010
	Qingdao Haier Biomedical Co. Ltd., Class A	9,050	102,753
	Qingdao Hanhe Cable Co. Ltd., Class A	1,527,052	1,088,504
#Ω	Qingdao Port International Co. Ltd., Class H	2,041,000	1,107,583
	Qingdao Rural Commercial Bank Corp., Class A	1,256,167	742,126
	Qingdao TGOOD Electric Co. Ltd., Class A	154,800	501,331
	Qingdao Topscomm Communication, Inc., Class A	190,760	221,033
	Qingling Motors Co. Ltd., Class H	5,056,000	1,007,284
	Qinhuangdao Port Co. Ltd., Class H	2,122,000	341,884
*	Qudian, Inc., Sponsored ADR	186,441	171,321
	Rainbow Digital Commercial Co. Ltd., Class A	409,286	450,492
	Raisecom Technology Co. Ltd., Class A	44,600	52,902
	Rastar Group, Class A	155,600	88,479
	Raytron Technology Co. Ltd., Class A	53,305	529,680
	Realcan Pharmaceutical Group Co. Ltd., Class A	752,100	449,479
#*	Realord Group Holdings Ltd.	326,000	382,079

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*Ω	Red Star Macalline Group Corp. Ltd., Class H	2,122,114	$1,170,807
#Ω	Redco Properties Group Ltd.	8,526,000	2,933,218
#	Redsun Properties Group Ltd.	1,771,000	602,401
	Renhe Pharmacy Co. Ltd., Class A	413,700	478,437
	REXLot Holdings Ltd.	3,197,569	1,599
	Rianlon Corp., Class A	69,100	474,035
	Risen Energy Co. Ltd., Class A	391,784	1,356,822
	RiseSun Real Estate Development Co. Ltd., Class A	1,642,100	1,155,706
	Riyue Heavy Industry Co. Ltd., Class A	115,425	509,759
	Road King Infrastructure Ltd.	2,183,000	2,071,711
	Rongan Property Co. Ltd., Class A	1,869,500	709,200
	Rongsheng Petrochemical Co. Ltd., Class A	2,577,778	7,386,319
#	Ronshine China Holdings Ltd.	3,423,500	1,416,130
	Runjian Co. Ltd., Class A	86,863	464,886
*	RYB Education, Inc., ADR	4,110	7,234
*	S Hotels & Resorts PCL	5,077,400	533,741
	SAIC Motor Corp. Ltd., Class A	1,057,955	3,145,992
	Sailun Group Co. Ltd., Class A	991,100	1,819,062
	Sanan Optoelectronics Co. Ltd., Class A	617,400	2,767,584
*	SanFeng Intelligent Equipment Group Co. Ltd., Class A	906,660	574,614
	Sangfor Technologies, Inc., Class A	19,772	484,897
	Sanquan Food Co. Ltd., Class A	477,230	1,199,676
	Sansteel Minguang Co. Ltd. Fujian, Class A	1,181,250	1,293,876
	Sany Heavy Equipment International Holdings Co. Ltd.	8,671,500	9,093,406
	Sany Heavy Industry Co. Ltd., Class A	2,592,041	8,277,396
	Satellite Chemical Co. Ltd., Class A	618,660	4,122,387
*	Saurer Intelligent Technology Co. Ltd., Class A	721,700	319,168
	SDIC Power Holdings Co. Ltd., Class A	1,170,516	1,849,691
	Sealand Securities Co. Ltd., Class A	2,693,500	1,658,148
	Seazen Group Ltd.	19,383,047	13,112,688
	Seazen Holdings Co. Ltd., Class A	662,581	3,467,958
*	Secoo Holding Ltd., ADR	31,941	11,754
	S-Enjoy Service Group Co. Ltd.	970,000	1,737,145
	SF Holding Co. Ltd., Class A	1,005,551	10,097,823
	SG Micro Corp., Class A	31,900	1,395,992
	SGIS Songshan Co. Ltd., Class A	955,281	668,595
	Shaanxi Coal Industry Co. Ltd., Class A	2,696,400	5,360,724
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	2,021,900	3,339,924
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	522,187	1,627,305
#	Shandong Chenming Paper Holdings Ltd., Class H	4,322,533	1,982,774
#Ω	Shandong Gold Mining Co. Ltd., Class H	2,319,250	3,914,078
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	224,741	875,108
	Shandong Hi-speed Co. Ltd., Class A	467,325	391,174
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	672,061	3,240,962
	Shandong Humon Smelting Co. Ltd., Class A	564,756	989,171
	Shandong Linglong Tyre Co. Ltd., Class A	149,220	722,645
	Shandong Longda Meishi Co. Ltd., Class A	561,976	789,228
	Shandong Minhe Animal Husbandry Co. Ltd., Class A	123,700	294,129
*	Shandong Molong Petroleum Machinery Co. Ltd., Class H	769,600	406,655
	Shandong Nanshan Aluminum Co. Ltd., Class A	2,553,280	1,754,516
	Shandong New Beiyang Information Technology Co. Ltd., Class A	250,000	336,027
	Shandong Publishing & Media Co. Ltd., Class A	391,400	365,460
	Shandong Sun Paper Industry JSC Ltd., Class A	1,176,088	2,075,295
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	12,042,800	14,841,449
	Shandong Xiantan Co. Ltd., Class A	278,363	376,529
	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	1,473,200	800,511
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	421,090	650,288
*	Shanghai 2345 Network Holding Group Co. Ltd., Class A	2,656,426	1,033,127
	Shanghai AJ Group Co. Ltd., Class A	1,335,335	1,363,452

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai Bailian Group Co. Ltd., Class A	353,200	$657,952
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	113,348	783,608
	Shanghai Baosight Software Co. Ltd., Class A	223,990	1,916,101
	Shanghai Belling Co. Ltd., Class A	172,500	569,981
	Shanghai Construction Group Co. Ltd., Class A	560,435	290,556
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	177,975	536,036
	Shanghai Electric Group Co. Ltd., Class H	9,170,000	2,523,374
	Shanghai Electric Power Co. Ltd., Class A	366,206	694,547
	Shanghai Environment Group Co. Ltd., Class A	428,136	785,744
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	210,598	978,791
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,116,000	8,484,983
#*	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	648,000	1,742,225
#	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	1,910,000	944,382
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	59,900	390,434
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	189,148	683,686
#Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	9,200	54,379
	Shanghai Industrial Development Co. Ltd., Class A	1,374,031	819,238
	Shanghai Industrial Holdings Ltd.	3,490,000	5,148,638
	Shanghai Industrial Urban Development Group Ltd.	18,047,025	1,743,627
*	Shanghai International Airport Co. Ltd., Class A	151,200	1,207,391
	Shanghai International Port Group Co. Ltd., Class A	1,257,000	1,126,677
	Shanghai Jahwa United Co. Ltd., Class A	109,500	699,061
	Shanghai Jin Jiang Capital Co. Ltd., Class H	17,696,000	6,613,230
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	59,000	525,004
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	294,233	540,970
	Shanghai Kehua Bio-Engineering Co. Ltd., Class A	127,400	258,467
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	81,800	357,141
#	Shanghai Kindly Medical Instruments Co. Ltd., Class H	17,800	38,284
	Shanghai Lingang Holdings Corp. Ltd., Class A	548,480	1,251,186
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	484,900	807,207
	Shanghai M&G Stationery, Inc., Class A	196,799	1,704,946
	Shanghai Maling Aquarius Co. Ltd., Class A	464,700	544,044
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	311,400	706,988
	Shanghai Moons' Electric Co. Ltd., Class A	87,700	285,547
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	5,090,200	9,938,462
	Shanghai Pudong Construction Co. Ltd., Class A	377,580	362,694
	Shanghai Pudong Development Bank Co. Ltd., Class A	4,593,955	6,099,085
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	108,360	2,452,073
	Shanghai RAAS Blood Products Co. Ltd., Class A	1,183,812	1,254,407
	Shanghai Rongtai Health Technology Corp. Ltd., Class A	9,600	45,170
	Shanghai Shimao Co. Ltd., Class A	2,801,919	1,444,622
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	401,600	559,434
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	281,500	341,660
	Shanghai Tunnel Engineering Co. Ltd., Class A	1,440,795	1,216,224
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	411,161	828,774
	Shanghai Wanye Enterprises Co. Ltd., Class A	389,310	1,539,533
	Shanghai Weaver Network Co. Ltd., Class A	69,424	782,860
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	682,100	993,171
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	531,753	1,150,115
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	652,400	705,987
	Shanxi Blue Flame Holding Co. Ltd., Class A	584,253	751,585
	Shanxi Coking Co. Ltd., Class A	960,297	793,268
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	1,722,781	2,130,002
	Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	2,514,900	4,806,031
*	Shanxi Meijin Energy Co. Ltd., Class A	1,581,200	3,342,384
	Shanxi Securities Co. Ltd., Class A	811,700	757,068
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	1,868,500	2,014,021
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	198,329	8,643,525
	Shanying International Holding Co. Ltd., Class A	1,979,139	982,105

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shede Spirits Co. Ltd., Class A	60,500	$1,781,763
	Shenergy Co. Ltd., Class A	1,024,033	1,043,721
*	Shengda Resources Co. Ltd., Class A	319,452	621,323
	Shenghe Resources Holding Co. Ltd., Class A	462,700	1,206,367
*Ω	Shengjing Bank Co. Ltd., Class H	702,500	609,184
	Shenguan Holdings Group Ltd.	3,858,000	221,469
	Shengyi Technology Co. Ltd., Class A	874,382	2,721,779
	Shennan Circuits Co. Ltd., Class A	93,100	1,748,118
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	2,732,800	674,368
	Shenzhen Agricultural Products Group Co. Ltd., Class A	786,000	706,812
*	Shenzhen Airport Co. Ltd., Class A	842,900	996,764
	Shenzhen Aisidi Co. Ltd., Class A	550,738	866,116
	Shenzhen Anche Technologies Co. Ltd., Class A	78,900	320,890
	Shenzhen Bauing Construction Holding Group Co. Ltd., Class A	626,500	363,063
	Shenzhen Capchem Technology Co. Ltd., Class A	75,800	1,139,249
	Shenzhen Center Power Tech Co. Ltd., Class A	129,100	355,411
	Shenzhen Cereals Holdings Co. Ltd., Class A	295,250	310,000
	Shenzhen Changhong Technology Co. Ltd., Class A	236,439	1,194,744
	Shenzhen Comix Group Co. Ltd., Class A	336,500	376,797
	Shenzhen Das Intellitech Co. Ltd., Class A	946,300	580,820
	Shenzhen Desay Battery Technology Co., Class A	141,230	1,079,418
	Shenzhen Ellassay Fashion Co. Ltd., Class A	202,775	395,746
	Shenzhen Energy Group Co. Ltd., Class A	817,400	899,182
	Shenzhen Everwin Precision Technology Co. Ltd., Class A	566,560	1,257,048
	Shenzhen Expressway Corp. Ltd., Class H	5,262,000	5,211,198
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	562,122	1,065,658
	Shenzhen Gas Corp. Ltd., Class A	879,816	1,078,367
	Shenzhen Gongjin Electronics Co. Ltd., Class A	349,403	462,848
	Shenzhen Goodix Technology Co. Ltd., Class A	107,639	1,509,957
*	Shenzhen Grandland Group Co. Ltd., Class A	228,528	88,806
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	392,200	1,409,367
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class A	241,009	588,541
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	65,500	61,844
	Shenzhen Heungkong Holding Co. Ltd., Class A	870,600	283,122
	Shenzhen Inovance Technology Co. Ltd., Class A	382,475	3,662,093
	Shenzhen International Holdings Ltd.	8,908,057	9,039,239
	Shenzhen Investment Ltd.	28,867,674	6,780,517
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	208,600	329,061
	Shenzhen Jinjia Group Co. Ltd., Class A	654,600	1,765,227
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	452,300	378,702
	Shenzhen Kaifa Technology Co. Ltd., Class A	215,200	454,048
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	46,665	593,452
	Shenzhen Kedali Industry Co. Ltd., Class A	51,120	1,262,431
	Shenzhen Kinwong Electronic Co. Ltd., Class A	306,826	1,642,751
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	177,400	599,688
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	311,700	497,013
	Shenzhen Megmeet Electrical Co. Ltd., Class A	164,700	777,906
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	189,172	9,653,558
*	Shenzhen MTC Co. Ltd., Class A	1,745,600	1,186,062
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	1,374,950	685,632
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	348,300	222,820
	Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,974,176	2,417,754
*	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	256,400	949,098
	Shenzhen SC New Energy Technology Corp., Class A	64,471	836,561
*	Shenzhen SDG Information Co. Ltd., Class A	387,400	374,574
	Shenzhen Sinovatio Technology Co. Ltd., Class A	65,972	290,763
	Shenzhen Sunline Tech Co. Ltd., Class A	243,500	559,634
	Shenzhen Sunlord Electronics Co. Ltd., Class A	216,283	1,151,442
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	402,000	849,477

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Sunway Communication Co. Ltd., Class A	389,354	$1,316,947
	Shenzhen Tagen Group Co. Ltd., Class A	993,100	959,289
	Shenzhen Topband Co. Ltd., Class A	161,500	370,657
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	541,500	597,647
	Shenzhen World Union Group, Inc., Class A	1,437,977	802,325
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	727,596	587,616
	Shenzhen Yinghe Technology Co. Ltd., Class A	411,486	1,690,697
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	323,400	675,133
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	238,680	1,231,618
	Shenzhen Zhenye Group Co. Ltd., Class A	1,013,500	686,229
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	1,599,950	1,164,989
	Shenzhou International Group Holdings Ltd.	2,334,500	43,316,513
	Shenzhou Space Park Group Ltd.	3,080,000	0
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	928,000	893,156
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	340,901	1,122,626
#	Shimao Group Holdings Ltd.	8,086,183	5,959,476
	Shinva Medical Instrument Co. Ltd., Class A	203,200	696,623
#	Shoucheng Holdings Ltd.	12,737,640	2,343,649
	Shougang Fushan Resources Group Ltd.	14,455,294	4,435,431
*	Shouhang High-Tech Energy Co. Ltd., Class A	1,180,000	663,687
	Shui On Land Ltd.	28,434,776	4,019,846
	Sichuan Chuantou Energy Co. Ltd., Class A	517,808	904,442
*	Sichuan Development Lomon Co. Ltd., Class A	571,100	1,011,849
	Sichuan Expressway Co. Ltd., Class H	5,104,000	1,343,459
*	Sichuan Haite High-tech Co. Ltd., Class A	451,783	817,188
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	3,436,520	1,904,034
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	138,219	496,098
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	554,363	1,542,790
*	Sichuan Languang Development Co. Ltd., Class A	1,908,100	597,155
	Sichuan Shuangma Cement Co. Ltd., Class A	383,100	1,340,199
	Sichuan Swellfun Co. Ltd., Class A	145,605	2,285,102
	Sichuan Tianyi Comheart Telecom Co. Ltd., Class A	77,521	255,954
	Sichuan Yahua Industrial Group Co. Ltd., Class A	189,900	699,539
	Sieyuan Electric Co. Ltd., Class A	354,100	2,549,957
#	Sihuan Pharmaceutical Holdings Group Ltd.	37,176,000	6,969,466
*	Silver Grant International Holdings Group Ltd.	8,640,000	537,040
	Sino Biopharmaceutical Ltd.	48,073,495	33,154,031
	Sino Wealth Electronic Ltd., Class A	181,038	1,572,055
	Sinocare, Inc., Class A	155,660	577,997
	Sinochem International Corp., Class A	1,097,037	1,320,218
	Sinofert Holdings Ltd.	13,790,673	1,848,025
*	Sino-I Technology Ltd.	5,320,000	20,404
	Sinolink Securities Co. Ltd., Class A	703,991	1,153,518
*	Sinolink Worldwide Holdings Ltd.	26,451,885	786,003
	Sinoma International Engineering Co., Class A	691,250	1,117,189
	Sinoma Science & Technology Co. Ltd., Class A	552,295	2,580,010
	Sinomach Automobile Co. Ltd., Class A	128,300	149,085
	Sino-Ocean Group Holding Ltd.	22,939,462	5,633,833
	Sinopec Engineering Group Co. Ltd., Class H	8,445,000	4,119,636
	Sinopec Kantons Holdings Ltd.	8,428,000	3,220,440
#*	Sinopec Oilfield Service Corp., Class H	15,502,000	1,363,273
	Sinopec Shanghai Petrochemical Co. Ltd., Sponsored ADR	29,244	668,799
	Sinopec Shanghai Petrochemical Co. Ltd., Class H	17,659,000	3,896,913
	Sinopharm Group Co. Ltd., Class H	8,204,800	18,352,448
	Sino-Platinum Metals Co. Ltd., Class A	182,260	670,993
	Sinosoft Technology Group Ltd.	4,555,400	459,959
	Sinotrans Ltd., Class H	21,538,000	7,011,537
	Sinotruk Hong Kong Ltd.	6,532,000	9,716,082
	Skshu Paint Co. Ltd., Class A	65,442	1,096,488

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Skyfame Realty Holdings Ltd.	21,964,000	$2,367,970
	Skyworth Digital Co. Ltd., Class A	498,399	986,527
*	Skyworth Group Ltd.	9,014,645	5,325,878
	Smoore International Holdings Ltd.	5,680,000	16,099
#*	SOHO China Ltd.	15,554,339	3,398,062
#*	Sohu.com Ltd., ADR	86,832	1,580,342
*	Solargiga Energy Holdings Ltd.	4,549,000	206,092
	Songcheng Performance Development Co. Ltd., Class A	429,000	1,037,964
	SooChow Securities Co. Ltd., Class A	1,173,621	1,451,659
*	Sou Yu Te Group Co. Ltd., Class A	2,298,980	549,302
*	South Manganese Investment Ltd.	1,396,000	165,660
	Southwest Securities Co. Ltd., Class A	1,543,500	1,164,577
#*	So-Young International, Inc., Sponsored ADR	18,492	44,381
*	Spring Airlines Co. Ltd., Class A	159,929	1,440,358
*	SPT Energy Group, Inc.	1,386,000	50,126
	SSY Group Ltd.	14,616,506	6,497,440
	Starflex PCL	448,900	62,559
*	STARK Corp. PCL	9,649,600	1,309,992
*	Starrise Media Holdings Ltd.	940,000	19,675
*	STO Express Co. Ltd., Class A	67,300	94,274
††	Suchuang Gas Corp. Ltd.	302,000	70,300
*	Sumavision Technologies Co. Ltd., Class A	658,900	805,971
	Sun Art Retail Group Ltd.	176,000	64,272
	Sun King Technology Group Ltd.	3,466,000	1,441,255
	Sunac China Holdings Ltd.	16,028,000	19,751,646
*Ω	Sunac Services Holdings Ltd.	1,029	1,171
	Sun-Create Electronics Co. Ltd., Class A	17,360	127,711
	Sunflower Pharmaceutical Group Co. Ltd., Class A	236,400	515,579
	Sunfly Intelligent Technology Co. Ltd., Class A	348,915	616,699
	Sungrow Power Supply Co. Ltd., Class A	216,050	3,922,369
*	Suning Universal Co. Ltd., Class A	2,672,700	1,708,075
*	Suning.com Co. Ltd., Class A	1,617,449	996,238
	Sunny Optical Technology Group Co. Ltd.	2,316,400	59,803,793
	Sunresin New Materials Co. Ltd., Class A	75,600	1,141,014
*	Sunsea AIoT Technology Co. Ltd., Class A	95,100	158,857
*Ω	Sunshine 100 China Holdings Ltd.	244,000	12,362
	Sunward Intelligent Equipment Co. Ltd., Class A	467,800	627,349
*	Sunwave Communications Co. Ltd., Class A	300,571	223,429
	Sunwoda Electronic Co. Ltd., Class A	569,900	3,213,752
	Suofeiya Home Collection Co. Ltd., Class A	135,100	465,005
	Suzhou Anjie Technology Co. Ltd., Class A	401,900	898,894
*	Suzhou Chunxing Precision Mechanical Co. Ltd., Class A	524,800	331,992
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	721,467	2,829,975
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	1,212,947	1,107,723
	Suzhou Keda Technology Co. Ltd., Class A	17,900	18,267
	Suzhou Maxwell Technologies Co. Ltd., Class A	30,420	2,389,630
	Suzhou Secote Precision Electronic Co. Ltd., Class A	89,760	330,408
	Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	140,400	1,482,436
	Suzhou TFC Optical Communication Co. Ltd., Class A	166,266	890,089
	SY Holdings Group Ltd.	144,000	136,961
	Symphony Holdings Ltd.	7,200,000	1,006,385
	T&S Communications Co. Ltd., Class A	25,000	61,861
*	Tahoe Group Co. Ltd., Class A	208,000	72,334
	Taiji Computer Corp. Ltd., Class A	123,828	472,732
	Tangrenshen Group Co. Ltd., Class A	592,485	766,479
	Tangshan Jidong Cement Co. Ltd., Class A	722,870	1,307,384
	TangShan Port Group Co. Ltd., Class A	2,521,404	1,081,556
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	866,900	1,078,111
*	Taung Gold International Ltd.	60,800,000	242,317

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	TBEA Co. Ltd., Class A	884,693	$2,648,460
	TCL Electronics Holdings Ltd.	6,722,932	3,423,138
	TCL Technology Group Corp., Class A	2,345,700	2,090,549
	Tech-Bank Food Co. Ltd., Class A	787,220	770,846
††	Tech-Pro, Inc.	37,652,000	61,811
	Ten Pao Group Holdings Ltd.	396,000	107,316
	Tencent Holdings Ltd.	16,149,900	1,011,989,468
*	Tencent Music Entertainment Group, ADR	1,401,541	8,661,523
	Tenfu Cayman Holdings Co. Ltd.	101,000	68,665
††	Tenwow International Holdings Ltd.	2,865,000	26,199
	Texhong Textile Group Ltd.	1,234,500	1,595,938
	Thonburi Healthcare Group PCL	166,700	205,277
	Three Squirrels, Inc., Class A	116,927	624,940
	Thunder Software Technology Co. Ltd., Class A	50,122	1,112,402
	Tian An China Investment Co. Ltd.	1,286,357	678,801
	Tian Di Science & Technology Co. Ltd., Class A	1,610,500	970,022
*Ω	Tian Ge Interactive Holdings Ltd.	1,380,000	152,151
	Tian Lun Gas Holdings Ltd.	1,848,000	2,195,774
*	Tian Shan Development Holding Ltd.	1,584,000	417,821
#	Tiangong International Co. Ltd.	6,378,000	3,165,755
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	142,988	808,522
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	2,474,000	1,194,027
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	1,501,451	1,455,309
	Tianjin Development Holdings Ltd.	2,341,800	523,738
	Tianjin Guangyu Development Co. Ltd., Class A	1,175,105	3,905,384
	Tianjin Port Development Holdings Ltd.	12,797,200	1,051,712
	Tianjin Teda Co. Ltd., Class A	513,200	328,040
	Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	503,722	3,435,321
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd., Class A	197,172	797,491
	Tianli Education International Holdings Ltd.	2,919,000	715,051
	Tianma Microelectronics Co. Ltd., Class A	643,800	1,212,908
#	Tianneng Power International Ltd.	7,627,952	7,868,263
	Tianshui Huatian Technology Co. Ltd., Class A	1,761,007	3,196,750
*	Tianyun International Holdings Ltd.	1,706,000	319,851
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	60,500	395,409
	Tibet Summit Resources Co. Ltd., Class A	294,200	1,341,707
	Tibet Tianlu Co. Ltd., Class A	420,973	407,206
*	Tibet Water Resources Ltd.	6,597,000	488,510
	Tingyi Cayman Islands Holding Corp.	13,634,000	28,246,723
	Titan Wind Energy Suzhou Co. Ltd., Class A	801,600	2,542,682
	Toly Bread Co. Ltd., Class A	279,973	1,148,242
	Tomson Group Ltd.	2,805,780	734,029
	Tong Ren Tang Technologies Co. Ltd., Class H	4,278,000	4,013,596
*	Tongcheng Travel Holdings Ltd.	2,119,600	4,361,640
*	Tongda Group Holdings Ltd.	46,510,000	1,217,037
*	Tongdao Liepin Group	46,600	112,923
*	Tongding Interconnection Information Co. Ltd., Class A	634,400	486,478
	TongFu Microelectronics Co. Ltd., Class A	703,415	1,944,218
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	714,160	1,142,681
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd., Class A	32,100	22,556
	Tongkun Group Co. Ltd., Class A	830,766	2,733,681
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	872,900	870,751
	Tongling Nonferrous Metals Group Co. Ltd., Class A	2,507,100	1,354,331
	Tongwei Co. Ltd., Class A	971,044	5,797,956
	Tongyu Communication, Inc., Class A	101,785	238,394
	Tongyu Heavy Industry Co. Ltd., Class A	2,728,200	1,395,087
*	Topchoice Medical Corp., Class A	52,154	1,228,050
	Topsec Technologies Group, Inc., Class A	404,500	975,330
Ω	Topsports International Holdings Ltd.	2,224,000	2,009,515

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Towngas Smart Energy Co. Ltd.	5,831,546	$4,299,016
	Transfar Zhilian Co. Ltd., Class A	1,330,500	1,626,599
	TravelSky Technology Ltd., Class H	4,848,938	9,087,116
#*	Trigiant Group Ltd.	6,560,000	457,350
*	Trip.com Group Ltd., ADR	1,331,007	35,418,096
*	Trip.com Group Ltd.	20,050	533,535
	Trony Solar Holdings Co. Ltd.	2,133,000	0
	TRS Information Technology Corp. Ltd., Class A	228,100	397,300
	Truly International Holdings Ltd.	7,961,000	3,216,307
Ω	Tsaker Chemical Group Ltd.	220,500	36,870
	Tsingtao Brewery Co. Ltd., Class H	2,182,000	19,637,905
*	TuanChe Ltd., ADR	5,782	12,373
*	Tunghsu Azure Renewable Energy Co. Ltd., Class A	96,700	51,135
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	2,084,400	676,098
	Tungkong, Inc., Class A	142,800	187,157
*	Tuniu Corp., Sponsored ADR	88,047	116,222
*	Tus Environmental Science & Technology Development Co. Ltd., Class A	655,722	424,383
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	101,971	3,480,233
	Unilumin Group Co. Ltd., Class A	335,531	419,204
	Uni-President China Holdings Ltd.	9,620,308	9,092,434
	Unisplendour Corp. Ltd., Class A	799,620	2,649,007
	United Energy Group Ltd.	40,927,100	6,060,862
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	742,033	1,615,810
††	Untrade.CTEG	13,136,000	107,486
	Valiant Co. Ltd., Class A	298,327	1,012,686
	VanJee Technology Co. Ltd., Class A	92,380	436,169
	Vats Liquor Chain Store Management JSC Ltd.,Class A	96,000	675,045
	Vatti Corp. Ltd., Class A	711,700	656,995
Ω	VCredit Holdings Ltd.	109,600	55,129
	Victory Giant Technology Huizhou Co. Ltd., Class A	408,800	1,682,334
#	Vinda International Holdings Ltd.	1,871,000	5,035,078
#*	Viomi Technology Co. Ltd., ADR	23,251	47,665
*	Vipshop Holdings Ltd., ADR	2,765,006	25,742,206
#Ω	Virscend Education Co. Ltd.	315,000	18,584
	Walvax Biotechnology Co. Ltd., Class A	133,800	1,032,184
*	Wanda Film Holding Co. Ltd., Class A	97,800	226,906
	Wangneng Environment Co. Ltd., Class A	225,633	661,523
	Wangsu Science & Technology Co. Ltd., Class A	1,131,054	1,040,530
	Wanhua Chemical Group Co. Ltd., Class A	664,114	9,587,546
	Want Want China Holdings Ltd.	36,878,000	36,181,617
	Wanxiang Qianchao Co. Ltd., Class A	1,528,119	1,359,903
#	Wasion Holdings Ltd.	4,518,000	1,842,352
	Wasu Media Holding Co. Ltd., Class A	662,100	799,197
#*	Weibo Corp., Sponsored ADR	358,702	12,429,024
	Weichai Power Co. Ltd., Class H	10,763,120	19,531,089
	Weifu High-Technology Group Co. Ltd., Class A	345,247	1,139,059
	Weihai Guangwei Composites Co. Ltd., Class A	143,200	1,630,352
	Weiqiao Textile Co., Class H	2,893,500	892,819
	Wellhope Foods Co. Ltd., Class A	472,044	804,025
*	Wens Foodstuffs Group Co. Ltd., Class A	2,362,980	7,525,014
	West China Cement Ltd.	31,526,000	5,310,017
	Western Securities Co. Ltd., Class A	923,330	1,112,220
	Western Superconducting Technologies Co. Ltd., Class A	101,388	1,308,843
	WICE Logistics PCL	1,379,700	870,212
	Will Semiconductor Co. Ltd., Class A	133,547	5,425,522
	Wingtech Technology Co. Ltd., Class A	184,100	3,139,234
	Winning Health Technology Group Co. Ltd., Class A	345,480	629,971
#	Wisdom Education International Holdings Co. Ltd.	3,038,000	208,575
*	Wison Engineering Services Co. Ltd.	397,000	17,954

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Wolong Electric Group Co. Ltd., Class A	664,093	$1,565,374
	Wuchan Zhongda Group Co. Ltd., Class A	1,686,450	1,408,446
*	Wuhan DDMC Culture & Sports Co. Ltd., Class A	64,900	65,136
	Wuhan Department Store Group Co. Ltd., Class A	339,800	579,174
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	175,600	252,648
	Wuhan Guide Infrared Co. Ltd., Class A	421,194	1,397,517
*	Wuhan P&S Information Technology Co. Ltd., Class A	530,700	520,352
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	77,406	613,949
	Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	658,134	2,607,076
	Wuhu Token Science Co. Ltd., Class A	1,158,140	1,888,753
	Wuliangye Yibin Co. Ltd., Class A	716,202	22,546,579
	WUS Printed Circuit Kunshan Co. Ltd., Class A	1,195,700	3,284,211
Ω	WuXi AppTec Co. Ltd., Class H	539,160	7,733,313
*Ω	Wuxi Biologics Cayman, Inc.	3,448,000	34,558,491
	Wuxi Boton Technology Co. Ltd., Class A	144,538	478,585
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	262,886	3,021,867
	Wuxi Taiji Industry Co. Ltd., Class A	1,035,556	1,195,832
	XCMG Construction Machinery Co. Ltd., Class A	1,790,700	1,603,895
	XGD, Inc., Class A	248,194	556,914
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	3,576,000	2,257,989
	Xiamen C & D, Inc., Class A	1,228,188	1,817,437
	Xiamen Comfort Science & Technology Group Co. Ltd., Class A	324,826	582,768
	Xiamen Faratronic Co. Ltd., Class A	68,958	2,147,193
	Xiamen International Airport Co. Ltd., Class A	90,112	237,905
	Xiamen International Port Co. Ltd., Class H	6,883,338	753,154
	Xiamen Intretech, Inc., Class A	220,065	1,041,433
	Xiamen ITG Group Corp. Ltd., Class A	837,063	919,286
	Xiamen Kingdomway Group Co., Class A	220,629	966,746
	Xiamen Tungsten Co. Ltd., Class A	540,241	1,681,625
	Xiamen Xiangyu Co. Ltd., Class A	980,100	1,238,395
	Xi'an Triangle Defense Co. Ltd., Class A	155,312	1,078,188
	Xiandai Investment Co. Ltd., Class A	324,556	206,270
	Xianhe Co. Ltd., Class A	35,700	198,108
*Ω	Xiaomi Corp., Class B	25,612,600	54,333,762
	Xilinmen Furniture Co. Ltd., Class A	131,000	741,639
*	Xinchen China Power Holdings Ltd.	284,000	25,681
	Xinfengming Group Co. Ltd., Class A	368,192	773,412
	Xingda International Holdings Ltd.	9,033,224	1,984,160
	Xingfa Aluminium Holdings Ltd.	348,000	391,074
	Xinhu Zhongbao Co. Ltd., Class A	1,780,600	830,715
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	2,743,000	2,072,041
	Xinhuanet Co. Ltd., Class A	13,100	38,217
*	Xinji Shaxi Group Co. Ltd.	276,000	21,330
	Xinjiang Communications Construction Group Co. Ltd., Class A	182,682	327,424
#	Xinjiang Goldwind Science & Technology Co. Ltd., Class H	4,229,784	7,374,104
	Xinjiang Tianshan Cement Co. Ltd., Class A	540,501	1,176,991
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	206,025	746,731
*	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	559,000	88,823
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	770,200	1,292,268
#	Xinte Energy Co. Ltd., Class H	1,106,400	2,053,904
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	1,735,400	1,270,919
	Xinyangfeng Agricultural Technology Co. Ltd., Class A	492,900	1,248,598
	Xinyi Energy Holdings Ltd.	3,230,000	1,620,616
	Xinyi Solar Holdings Ltd.	26,040,006	41,775,079
	Xinyu Iron & Steel Co. Ltd., Class A	1,443,700	1,274,658
*	Xiwang Foodstuffs Co. Ltd., Class A	356,420	255,092
#	Xtep International Holdings Ltd.	9,132,394	16,401,573
	Xuji Electric Co. Ltd., Class A	390,300	1,477,286

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Xunlei Ltd., ADR	133,711	$242,017
Ω	Yadea Group Holdings Ltd.	8,982,000	12,790,280
*	YaGuang Technology Group Co. Ltd., Class A	638,300	804,892
*	Yanchang Petroleum International Ltd.	13,010,000	70,808
	Yango Group Co. Ltd., Class A	1,599,300	724,630
Ω	Yangtze Optical Fibre & Cable Joint Stock Ltd. Co., Class H	94,000	134,989
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	143,500	1,415,284
#	Yankuang Energy Group Co. Ltd., Class H	14,190,000	30,063,620
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	99,612	478,977
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	276,494	596,001
	Yantai Eddie Precision Machinery Co. Ltd., Class A	231,630	1,095,009
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	337,392	2,237,042
	YanTai Shuangta Food Co. Ltd., Class A	554,000	678,962
	Yantai Tayho Advanced Materials Co. Ltd., Class A	190,900	558,542
*	Yashili International Holdings Ltd.	3,162,000	223,599
#*	Yeahka Ltd.	156,800	468,251
	Yealink Network Technology Corp. Ltd., Class A	149,486	1,845,445
	Yeebo International Holdings Ltd.	32,000	11,592
#*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	774,600	706,690
*	Yida China Holdings Ltd.	612,000	93,925
	Yifan Pharmaceutical Co. Ltd., Class A	431,400	1,169,751
	Yifeng Pharmacy Chain Co. Ltd., Class A	181,519	1,422,215
	Yihai International Holding Ltd.	2,343,000	10,002,210
	Yijiahe Technology Co. Ltd., Class A	67,235	679,707
	Yincheng International Holding Co. Ltd.	154,000	61,562
	Yintai Gold Co. Ltd., Class A	1,225,580	1,605,675
	Yipinhong Pharmaceutical Co. Ltd., Class A	74,160	325,820
	Yip's Chemical Holdings Ltd.	1,348,000	745,286
*	Yiren Digital Ltd., Sponsored ADR	160,853	395,698
#*Ω	Yixin Group Ltd.	206,500	33,534
	Yixintang Pharmaceutical Group Co. Ltd., Class A	170,578	811,274
	Yonghui Superstores Co. Ltd., Class A	1,790,087	1,096,552
	Yonyou Network Technology Co. Ltd., Class A	251,043	1,394,885
	Yotrio Group Co. Ltd., Class A	1,341,100	677,053
	Youngor Group Co. Ltd., Class A	1,155,200	1,211,752
*	Youzu Interactive Co. Ltd., Class A	412,500	787,078
	YTO Express Group Co. Ltd., Class A	366,975	933,739
*	Yuan Heng Gas Holdings Ltd.	508,000	37,133
	Yuexiu Property Co. Ltd.	15,109,956	15,353,156
	Yuexiu Transport Infrastructure Ltd.	4,787,415	2,901,854
	Yum China Holdings, Inc.	1,340,150	64,555,025
	Yunda Holding Co. Ltd., Class A	1,038,086	3,232,892
*	Yunji, Inc.	6,100	4,043
*	Yunnan Aluminium Co. Ltd., Class A	1,455,900	2,551,701
	Yunnan Baiyao Group Co. Ltd., Class A	201,698	2,873,395
	Yunnan Copper Co. Ltd., Class A	674,900	1,299,482
	Yunnan Energy New Material Co. Ltd., Class A	119,576	4,809,100
*	Yunnan Tin Co. Ltd., Class A	758,300	2,419,536
	Yunnan Water Investment Co. Ltd., Class H	245,000	27,319
	Yusys Technologies Co. Ltd., Class A	175,400	655,306
	Yutong Bus Co. Ltd., Class A	582,006	923,508
#	Yuzhou Group Holdings Co. Ltd.	16,514,867	1,333,913
#*	Zai Lab Ltd.	5,700	269,241
	ZBOM Home Collection Co. Ltd., Class A	107,676	443,052
*	Zepp Health Corp., ADR	7,567	37,684
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	77,303	4,382,190
#	Zhaojin Mining Industry Co. Ltd., Class H	3,582,666	2,874,362
	Zhefu Holding Group Co. Ltd., Class A	1,274,731	1,206,144
*	Zhejiang Century Huatong Group Co. Ltd., Class A	2,083,560	2,228,356

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhejiang China Commodities City Group Co. Ltd., Class A	1,353,100	$959,539
	Zhejiang Chint Electrics Co. Ltd., Class A	447,538	3,377,040
	Zhejiang Communications Technology Co. Ltd.	569,800	497,558
*	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	363,600	253,169
	Zhejiang Crystal-Optech Co. Ltd., Class A	519,362	1,128,669
	Zhejiang Dahua Technology Co. Ltd., Class A	644,800	1,951,203
	Zhejiang Dingli Machinery Co. Ltd., Class A	150,898	1,742,719
	Zhejiang Expressway Co. Ltd., Class H	8,592,000	7,375,171
	Zhejiang Garden Bio-Chemical High-tech Co. Ltd., Class A	247,048	515,924
#	Zhejiang Glass Co. Ltd.	192,000	0
	Zhejiang Hailiang Co. Ltd., Class A	880,761	1,592,062
	Zhejiang HangKe Technology, Inc. Co., Class A	19,515	269,815
	Zhejiang Hangmin Co. Ltd., Class A	499,200	433,482
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	515,324	606,630
	Zhejiang Huace Film & Television Co. Ltd., Class A	964,400	911,389
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	513,111	1,696,434
	Zhejiang Huayou Cobalt Co. Ltd., Class A	107,900	1,696,956
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	643,900	1,052,281
	Zhejiang Jianfeng Group Co. Ltd., Class A	156,321	430,014
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	147,312	762,553
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	230,870	2,113,597
*	Zhejiang Jingu Co. Ltd., Class A	742,150	867,629
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	419,520	544,703
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	1,438,100	1,091,109
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	276,584	744,659
	Zhejiang Juhua Co. Ltd., Class A	1,042,220	2,136,213
	Zhejiang Longsheng Group Co. Ltd., Class A	1,126,934	2,217,204
	Zhejiang Medicine Co. Ltd., Class A	478,300	1,147,352
	Zhejiang Meida Industrial Co. Ltd., Class A	482,600	1,276,702
	Zhejiang Narada Power Source Co. Ltd., Class A	545,152	949,990
	Zhejiang NHU Co. Ltd., Class A	637,816	3,033,877
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	1,615,213	1,018,468
	Zhejiang Runtu Co. Ltd., Class A	494,850	707,018
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	683,652	2,073,305
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	123,620	406,513
	Zhejiang Semir Garment Co. Ltd., Class A	682,325	753,558
*	Zhejiang Shibao Co. Ltd., Class H	406,000	101,267
	Zhejiang Southeast Space Frame Co. Ltd., Class A	352,700	565,933
	Zhejiang Supor Co. Ltd., Class A	124,369	1,017,665
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	171,802	1,304,201
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	1,117,947	859,550
	Zhejiang Wanliyang Co. Ltd., Class A	938,141	1,596,425
	Zhejiang Wanma Co. Ltd., Class A	547,700	648,907
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	481,055	2,329,628
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	444,457	1,587,458
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	124,901	910,676
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	375,450	665,807
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	318,489	1,094,857
	Zhejiang Yankon Group Co. Ltd., Class A	409,329	248,156
	Zhejiang Yasha Decoration Co. Ltd., Class A	732,900	733,050
	Zhejiang Yinlun Machinery Co. Ltd., Class A	355,400	588,998
	Zhejiang Zhongcheng Packing Material Co. Ltd., Class A	297,200	298,958
#	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,967,000	2,064,655
#	Zhenro Properties Group Ltd.	1,830,000	869,181
	Zheshang Securities Co. Ltd., Class A	493,700	962,788
*	Zhong An Group Ltd.	14,556,888	563,645
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	373,500	1,286,254
*	Zhongfu Straits Pingtan Development Co. Ltd., Class A	627,200	285,182
	Zhongji Innolight Co. Ltd., Class A	251,965	1,431,127

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhongjin Gold Corp. Ltd., Class A	744,900	$940,393
	Zhongliang Holdings Group Co. Ltd.	93,000	43,713
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	920,500	964,966
	Zhongshan Public Utilities Group Co. Ltd., Class A	232,600	298,492
	Zhongsheng Group Holdings Ltd.	5,326,000	40,914,951
*	Zhongtian Financial Group Co. Ltd., Class A	4,849,800	1,899,161
	Zhongyu Energy Holdings Ltd.	1,544,550	1,610,168
	Zhongyuan Environment-Protection Co. Ltd., Class A	369,000	351,018
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	5,736,500	4,031,064
	Zhuguang Holdings Group Co. Ltd.	886,000	191,409
	Zhuhai Bojay Electronics Co. Ltd., Class A	43,727	380,018
*	Zhuhai Orbita Aerospace Science & Technology Co. Ltd., Class A	317,700	436,879
	Zhuzhou CRRC Times Electric Co.	3,008,250	15,888,644
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	103,200	1,369,003
	Zhuzhou Kibing Group Co. Ltd., Class A	759,500	1,913,089
	Zibo Qixiang Tengda Chemical Co. Ltd., Class A	1,060,721	1,554,628
	Ziga Innovation PCL	698,000	105,869
	Zijin Mining Group Co. Ltd., Class H	28,068,000	36,438,157
*	ZJBC Information Technology Co. Ltd., Class A	474,980	271,725
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,690,600	5,037,026
	ZTE Corp., Class H	2,662,992	7,196,043
	ZTO Express Cayman, Inc., ADR	1,119,664	33,634,707
TOTAL CHINA			8,547,911,601
COLOMBIA — (0.1%)
	Banco de Bogota SA	94,152	1,831,628
	Bancolombia SA, Sponsored ADR	136,043	4,840,410
	Bancolombia SA	546,417	5,467,236
	Bolsa de Valores de Colombia	20,739	57,419
	Celsia SA ESP	1,344,344	1,493,910
	Cementos Argos SA	1,967,426	3,211,943
*	CEMEX Latam Holdings SA	832,855	675,096
*	Corp. Financiera Colombiana SA	301,874	2,276,413
	Ecopetrol SA	10,886,599	8,010,966
	Grupo Argos SA	449,567	1,837,996
	Grupo Aval Acciones y Valores SA, ADR	45,906	261,664
	Grupo Energia Bogota SA ESP	3,255,367	2,160,468
	Interconexion Electrica SA ESP	1,460,808	8,732,762
	Mineros SA	91,896	87,292
	Promigas SA ESP	27,701	51,644
TOTAL COLOMBIA			40,996,847
CZECH REPUBLIC — (0.1%)
	CEZ AS	655,192	24,309,851
	Komercni Banka AS	162,335	7,198,470
Ω	Moneta Money Bank AS	55,234	238,182
	O2 Czech Republic AS	231,215	2,861,263
	Philip Morris CR AS	2,233	1,701,276
TOTAL CZECH REPUBLIC			36,309,042
EGYPT — (0.1%)
*	Commercial International Bank Egypt SAE,GDR	4,960,765	16,047,682
*	Egyptian Financial Group-Hermes Holding Co.,GDR	110,289	187,311
TOTAL EGYPT			16,234,993
GABON — (0.0%)
	ElvalHalcor SA	17,473	37,924

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
GABON — (Continued)
	Entersoft SA Software Development & Related Services Co.	4,253	$26,866
TOTAL GABON			64,790
GREECE — (0.2%)
*	Aegean Airlines SA	211,293	1,305,032
*	Alpha Services & Holdings SA	1,194,414	1,807,566
	Athens Water Supply & Sewage Co. SA	144,975	1,258,099
	Autohellas Tourist & Trading SA	24,434	263,870
	Bank of Greece	12,208	261,331
*	Ellaktor SA	569,294	802,844
*	Eurobank Ergasias Services & Holdings SA, Class A	1,991,866	2,252,804
*††	FF Group	156,853	158,595
*	Fourlis Holdings SA	215,234	1,040,516
*	GEK Terna Holding Real Estate Construction SA	283,457	2,943,404
	Hellenic Exchanges - Athens Stock Exchange SA	227,628	1,002,452
	Hellenic Petroleum Holdings SA	182,256	1,354,398
	Hellenic Telecommunications Organization SA	524,815	10,201,005
	Holding Co. ADMIE IPTO SA	487,365	1,376,915
*	Intracom Holdings SA	280,241	545,436
	JUMBO SA	211,330	3,143,379
*	LAMDA Development SA	244,500	1,931,173
	Motor Oil Hellas Corinth Refineries SA	192,612	3,084,562
	Mytilineos SA	289,423	4,951,040
*	National Bank of Greece SA	930,864	3,663,734
	OPAP SA	706,034	10,486,696
*	Piraeus Financial Holdings SA	31,953	53,770
	Piraeus Port Authority SA	27,202	529,777
*	Public Power Corp. SA	460,467	4,482,282
	Quest Holdings SA	23,250	508,473
	Sarantis SA	64,461	639,490
	Terna Energy SA	153,971	2,245,682
	Thrace Plastics Holding and Co.	4,658	32,979
	Titan Cement International SA	211,217	3,302,956
TOTAL GREECE			65,630,260
HONG KONG — (0.0%)
	Anxin-China Holdings Ltd.	13,373,000	0
#	Atlas Corp.	143,182	2,070,412
*	Beijing Energy International Holding Co. Ltd.	14,756,000	493,397
††	China Huiyuan Juice Group Ltd.	3,039,500	136,673
#Ω	China New Higher Education Group Ltd.	1,396,000	482,848
*	DeTai New Energy Group Ltd.	1,080,000	3,888
*Ω	ESR Cayman Ltd.	536,400	1,818,771
††	Hua Han Health Industry Holdings Ltd.	17,460,041	126,073
††	Huishan Dairy	1,990,720	5,515
	Karce International Holdings	1,662,000	0
	Magnum Uranium Corp.	1,020,000	0
	My Medicare	4,480,000	24,764
#	Prinx Chengshan Holding Ltd.	238,000	203,868
	Realgold Resources Corp.	640,000	0
††	SMI Culture & Travel Group Holdings Ltd.	4,693,951	56,469
	Untrade Superb Summit	95,000	0
	Untrade Youyuan Holdings	4,273,760	0
	Untrade. C Fiber Optic	4,584,800	0
	Wharf Holdings Ltd.	1,045,000	3,571,351
TOTAL HONG KONG			8,994,029

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (0.2%)
	Magyar Telekom Telecommunications PLC	3,027,181	$4,013,146
	MASTERPLAST Nyrt	928	12,031
	MOL Hungarian Oil & Gas PLC	2,776,286	24,210,527
#*	OTP Bank Nyrt	623,412	36,174,816
	Richter Gedeon Nyrt	233,125	6,152,978
TOTAL HUNGARY			70,563,498
INDIA — (14.0%)
	63 Moons Technologies Ltd.	3,201	11,389
*	Aarti Drugs Ltd.	153,044	1,028,060
	Aarti Industries Ltd.	822,262	10,931,115
	ABB India Ltd.	618	19,135
	Abbott India Ltd.	9,321	2,014,114
	ACC Ltd.	285,447	8,783,369
	Accelya Solutions India Ltd.	3,197	45,342
	Action Construction Equipment Ltd.	110,848	335,340
	Adani Enterprises Ltd.	1,106,778	25,621,326
*	Adani Green Energy Ltd.	1,483,558	37,525,242
	Adani Ports & Special Economic Zone Ltd.	1,757,177	17,036,101
*	Adani Power Ltd.	10,143,367	14,748,889
	Adani Total Gas Ltd.	526,649	13,054,940
*	Adani Transmission Ltd.	1,615,661	43,336,541
	ADF Foods Ltd.	319	3,738
*	Aditya Birla Capital Ltd.	2,572,839	4,119,101
	Advanced Enzyme Technologies Ltd.	96,418	409,178
	Aegis Logistics Ltd.	565,393	1,539,921
	Agro Tech Foods Ltd.	47,437	607,121
*	Ahluwalia Contracts India Ltd.	47,070	257,377
	AIA Engineering Ltd.	223,298	5,673,040
	Ajanta Pharma Ltd.	258,775	7,827,678
	Akzo Nobel India Ltd.	62,270	1,612,732
	Alembic Ltd.	638,846	854,844
	Alembic Pharmaceuticals Ltd.	481,798	4,928,271
	Alkem Laboratories Ltd.	25,993	1,236,488
	Alkyl Amines Chemicals	27,632	1,247,918
	Allcargo Logistics Ltd.	563,317	2,495,547
*	Alok Industries Ltd.	2,357,804	985,594
	Amara Raja Batteries Ltd.	189,295	1,576,112
	Ambuja Cements Ltd.	2,355,074	11,589,183
	Amrutanjan Health Care Ltd.	22,232	247,317
*††	Amtek Auto Ltd.	876,612	6,057
	Anant Raj Ltd.	330,000	364,777
	Andhra Sugars Ltd.	100,065	204,947
	Apar Industries Ltd.	19,518	180,946
	Apcotex Industries Ltd.	26,922	136,299
*	APL Apollo Tubes Ltd.	561,175	6,502,820
	Apollo Hospitals Enterprise Ltd.	266,351	15,990,384
	Apollo Tyres Ltd.	2,611,811	7,629,474
*	Arvind Fashions Ltd.	418,283	1,743,233
*	Arvind Ltd.	1,044,832	2,047,930
	Arvind SmartSpaces Ltd.	1,138	3,702
	Asahi India Glass Ltd.	378,710	2,849,758
	Ashiana Housing Ltd.	90,337	207,421
	Ashok Leyland Ltd.	4,796,387	8,608,543
*	Ashoka Buildcon Ltd.	756,164	1,011,103
	Asian Granito India Ltd.	27,715	45,999
	Asian Paints Ltd.	877,857	37,291,547
	Astec Lifesciences Ltd.	12,270	277,234
*Ω	Aster DM Healthcare Ltd.	176,605	440,612

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Astra Microwave Products Ltd.	96,225	$282,595
	Astral Ltd.	303,462	8,856,858
	AstraZeneca Pharma India Ltd.	6,238	235,025
	Atul Ltd.	99,494	12,740,900
*Ω	AU Small Finance Bank Ltd.	196,191	3,470,678
	Aurobindo Pharma Ltd.	1,889,453	16,128,364
	Automotive Axles Ltd.	34,850	680,905
	Avanti Feeds Ltd.	244,843	1,973,624
*Ω	Avenue Supermarts Ltd.	23,912	1,324,150
*	Axis Bank Ltd.	4,101,371	42,838,122
	Bajaj Auto Ltd.	206,428	9,861,023
	Bajaj Consumer Care Ltd.	583,420	1,435,240
*	Bajaj Electricals Ltd.	164,164	2,649,046
	Bajaj Finance Ltd.	381,944	36,193,123
	Bajaj Finserv Ltd.	72,517	15,385,993
*	Bajaj Hindusthan Sugar Ltd.	1,076,672	245,130
	Bajaj Holdings & Investment Ltd.	188,514	13,089,667
	Balaji Amines Ltd.	86,891	3,815,412
	Balkrishna Industries Ltd.	541,031	17,026,659
	Balmer Lawrie & Co. Ltd.	533,526	913,801
	Balrampur Chini Mills Ltd.	1,232,118	7,043,385
	Banco Products India Ltd.	41,252	101,149
*	Bank of Baroda	3,903,078	5,685,038
*	Bank of India	82,052	60,254
*	Bank of Maharashtra	1,256,460	356,720
	Bannari Amman Sugars Ltd.	4,314	167,172
	BASF India Ltd.	53,608	2,216,195
	Bayer CropScience Ltd.	7,062	493,505
	BEML Ltd.	107,015	2,610,855
	Berger Paints India Ltd.	821,294	7,988,655
*	BF Utilities Ltd.	32,897	174,029
	Bhansali Engineering Polymers Ltd.	477,299	891,953
	Bharat Bijlee Ltd.	6,629	178,822
	Bharat Dynamics Ltd.	69,580	469,223
	Bharat Electronics Ltd.	4,917,441	13,933,993
	Bharat Forge Ltd.	967,385	9,598,658
*	Bharat Heavy Electricals Ltd.	5,717,220	4,456,267
	Bharat Petroleum Corp. Ltd.	1,672,362	8,950,773
	Bharat Rasayan Ltd.	4,182	699,454
*	Bharti Airtel Ltd.	6,407,864	62,958,986
*	Bharti Airtel Ltd.	457,704	2,343,032
*	Biocon Ltd.	1,014,982	5,016,537
	Birla Corp. Ltd.	174,008	3,201,399
	Birlasoft Ltd.	1,368,914	8,874,017
*	Black Box Ltd.	260	3,108
	Bliss Gvs Pharma Ltd.	391,359	500,711
	BLS International Services Ltd.	2,761	8,904
	Blue Dart Express Ltd.	32,816	3,025,003
	Blue Star Ltd.	208,813	2,449,355
	Bodal Chemicals Ltd.	334,087	490,001
	Bombay Burmah Trading Co.	4,228	61,801
*	Bombay Dyeing & Manufacturing Co. Ltd.	243,330	359,712
*	Borosil Renewables Ltd.	11,077	96,494
	Bosch Ltd.	14,687	3,270,838
	Brigade Enterprises Ltd.	464,305	3,175,447
	Britannia Industries Ltd.	193,811	9,238,617
	BSE Ltd.	99,972	2,637,412
	Cadila Healthcare Ltd.	1,137,667	6,230,654
*	Camlin Fine Sciences Ltd.	127,454	259,603

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Can Fin Homes Ltd.	391,168	$3,261,240
*	Canara Bank	1,780,371	6,081,882
*	Capacit'e Infraprojects Ltd.	76,243	155,186
	Caplin Point Laboratories Ltd.	168,065	1,798,403
	Carborundum Universal Ltd.	397,071	4,773,224
	Care Ratings Ltd.	85,723	661,022
	Castrol India Ltd.	2,118,924	3,551,598
	CCL Products India Ltd.	542,713	3,459,382
	Ceat Ltd.	204,931	3,020,372
*	Central Bank of India Ltd.	1,296,350	383,523
	Central Depository Services India Ltd.	149,254	3,038,695
	Century Enka Ltd.	21,718	157,060
	Century Plyboards India Ltd.	467,283	3,747,067
	Century Textiles & Industries Ltd.	251,573	2,940,205
	Cera Sanitaryware Ltd.	33,707	2,197,784
	CESC Ltd.	4,066,503	4,641,115
*	CG Power & Industrial Solutions Ltd.	2,863,194	6,787,885
	Chambal Fertilisers & Chemicals Ltd.	1,238,670	7,244,525
*	Chennai Petroleum Corp. Ltd.	163,396	244,197
††	Chennai Super Kings Cricket Ltd.	2,606,099	14,734
	Cholamandalam Financial Holdings Ltd.	494,224	4,637,428
	Cholamandalam Investment & Finance Co. Ltd.	2,119,847	18,173,066
	Cigniti Technologies Ltd.	14,941	101,740
	Cipla Ltd.	1,478,623	18,770,868
	City Union Bank Ltd.	1,944,036	3,773,798
	Clariant Chemicals India Ltd.	15,088	98,679
	Coal India Ltd.	3,050,359	6,550,042
Ω	Cochin Shipyard Ltd.	92,752	428,473
	Coforge Ltd.	51,743	3,377,890
	Colgate-Palmolive India Ltd.	293,610	5,616,163
	Computer Age Management Services Ltd.	13,809	503,895
	Container Corp. of India Ltd.	860,945	7,497,454
	Coromandel International Ltd.	813,879	8,660,160
	Cosmo Films Ltd.	25,709	592,071
	CRISIL Ltd.	105,671	3,960,254
	Crompton Greaves Consumer Electricals Ltd.	3,448,088	19,721,081
*	CSB Bank Ltd.	44,495	150,673
	Cummins India Ltd.	378,085	4,795,290
	Cyient Ltd.	322,814	4,101,850
	D B Realty Ltd.	21,407	24,020
	Dabur India Ltd.	1,213,038	8,775,105
	Dalmia Bharat Ltd.	409,174	9,773,137
	Dalmia Bharat Sugar & Industries Ltd.	35,643	214,400
	DB Corp. Ltd.	124,270	148,240
*	DCB Bank Ltd.	1,715,041	1,980,542
	DCM Shriram Ltd.	386,494	5,895,606
*	DCW Ltd.	435,710	260,403
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	268,568	2,068,749
	Deepak Nitrite Ltd.	241,579	7,279,898
	Delta Corp. Ltd.	789,578	2,957,032
	Dhampur Sugar Mills Ltd.	229,855	1,176,625
*	Dhani Services Ltd.	1,230,931	2,190,723
	Dhanuka Agritech Ltd.	87,318	900,216
Ω	Dilip Buildcon Ltd.	266,608	1,313,059
*	Dish TV India Ltd.	3,908,114	860,898
*	Dishman Carbogen Amcis Ltd.	497,662	1,318,814
	Divi's Laboratories Ltd.	212,206	11,508,617
	Dixon Technologies India Ltd.	49,307	2,942,032
	DLF Ltd.	1,545,976	8,207,799

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Dollar Industries Ltd.	32,815	$276,909
Ω	Dr Lal PathLabs Ltd.	132,515	5,296,577
	Dr Reddy's Laboratories Ltd., ADR	243,426	13,996,995
	Dr Reddy's Laboratories Ltd.	135,214	7,805,632
*	DRC Systems India Ltd.	3,939	20,666
*	Dredging Corp. of India Ltd.	4,443	19,196
	Dwarikesh Sugar Industries Ltd.	337,510	431,931
*	Dynamatic Technologies Ltd.	5,167	144,423
	eClerx Services Ltd.	132,907	4,221,018
	Edelweiss Financial Services Ltd.	3,161,290	2,981,315
	Eicher Motors Ltd.	480,477	17,116,325
	EID Parry India Ltd.	717,709	4,706,165
*	EIH Associated Hotels	5,281	27,367
*	EIH Ltd.	949,911	1,801,874
	Electrosteel Castings Ltd.	350,293	188,795
	Elgi Equipments Ltd.	296,167	1,327,061
	Emami Ltd.	943,868	6,287,082
Ω	Endurance Technologies Ltd.	58,700	1,266,300
	Engineers India Ltd.	1,240,385	1,162,118
	EPL Ltd.	280,246	711,152
*Ω	Equitas Small Finance Bank Ltd.	16,876	12,577
Ω	Eris Lifesciences Ltd.	40,833	384,800
	ESAB India Ltd.	2,520	110,078
	Escorts Ltd.	439,270	10,932,247
*	Eveready Industries India Ltd.	56,676	206,790
	Everest Industries Ltd.	16,480	134,372
	Everest Kanto Cylinder Ltd.	41,663	135,543
	Excel Industries Ltd.	8,651	103,315
	Exide Industries Ltd.	2,280,057	5,328,514
*	FDC Ltd.	363,330	1,421,769
	Federal Bank Ltd.	10,852,846	14,763,730
	FIEM Industries Ltd.	4,204	64,694
	Filatex India Ltd.	276,430	430,008
	Fine Organic Industries Ltd.	8,870	460,053
	Finolex Cables Ltd.	550,383	3,690,361
	Finolex Industries Ltd.	2,101,956	4,763,377
	Firstsource Solutions Ltd.	1,906,716	4,118,059
	Force Motors Ltd.	13,893	225,959
*	Fortis Healthcare Ltd.	1,496,921	5,449,450
*	Future Consumer Ltd.	995,208	98,615
*	Future Enterprises Ltd.	756,903	100,876
	Gabriel India Ltd.	542,065	973,411
	GAIL India Ltd.	6,913,695	13,453,488
	Galaxy Surfactants Ltd.	8,115	342,797
	Garden Reach Shipbuilders & Engineers Ltd.	26,598	86,791
	Garware Technical Fibres Ltd.	59,088	2,526,380
	Gateway Rail Freight Ltd.	1,882,656	1,768,242
*	Gati Ltd.	168,389	470,746
*	Gayatri Projects Ltd.	182,707	66,265
	GE Power India Ltd.	34,023	109,351
*	GE T&D India Ltd.	181,779	298,954
*Ω	General Insurance Corp. of India	58,166	111,629
	Genus Power Infrastructures Ltd.	99,481	92,110
	Geojit Financial Services Ltd.	70,871	75,595
*	GFL Ltd.	187,518	172,793
	GHCL Ltd.	346,609	2,033,808
	GIC Housing Finance Ltd.	54,902	117,540
	Gillette India Ltd.	29,124	2,062,878
	GlaxoSmithKline Pharmaceuticals Ltd.	65,465	1,384,057

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Glenmark Pharmaceuticals Ltd.	1,067,896	$6,976,834
	GMM Pfaudler Ltd.	3,912	262,603
	GOCL Corp. Ltd.	2,224	9,585
	Godawari Power & Ispat Ltd.	69,180	280,655
	Godfrey Phillips India Ltd.	116,494	1,748,248
Ω	Godrej Agrovet Ltd.	2,871	20,651
*	Godrej Consumer Products Ltd.	1,110,853	13,301,038
*	Godrej Industries Ltd.	291,720	2,399,358
*	Godrej Properties Ltd.	213,628	4,947,279
	Goodyear India Ltd.	12,465	159,579
	Granules India Ltd.	1,211,240	4,952,297
	Graphite India Ltd.	296,600	1,943,998
	Grasim Industries Ltd.	862,044	20,065,353
	Grauer & Weil India Ltd.	19,252	15,699
	Gravita India Ltd.	34,476	157,234
	Great Eastern Shipping Co. Ltd.	551,942	2,345,364
	Greaves Cotton Ltd.	534,229	1,498,556
	Greenlam Industries Ltd.	5,590	139,122
*	Greenpanel Industries Ltd.	71,983	507,369
	Greenply Industries Ltd.	219,487	613,560
	Grindwell Norton Ltd.	82,562	2,100,241
	Gujarat Alkalies & Chemicals Ltd.	193,943	1,800,776
	Gujarat Ambuja Exports Ltd.	528,426	1,535,715
*	Gujarat Fluorochemicals Ltd.	265,114	9,970,648
	Gujarat Gas Ltd.	991,104	8,993,189
	Gujarat Industries Power Co. Ltd.	205,198	240,660
	Gujarat Mineral Development Corp. Ltd.	421,676	647,867
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	433,066	2,738,496
	Gujarat Pipavav Port Ltd.	1,500,736	1,978,306
	Gujarat State Fertilizers & Chemicals Ltd.	786,657	1,369,158
	Gujarat State Petronet Ltd.	1,657,704	6,722,733
	Gulf Oil Lubricants India Ltd.	117,235	715,992
*	Hathway Cable & Datacom Ltd.	433,559	128,077
	Hatsun Agro Product Ltd.	107,762	1,488,925
	Havells India Ltd.	656,364	10,518,985
	HBL Power Systems Ltd.	201,705	190,644
	HCL Technologies Ltd.	3,906,108	57,985,472
Ω	HDFC Asset Management Co. Ltd.	62,249	1,847,936
	HDFC Bank Ltd.	5,989,118	120,354,453
Ω	HDFC Life Insurance Co. Ltd.	725,825	6,090,963
*	HealthCare Global Enterprises Ltd.	29,208	97,671
	HEG Ltd.	78,554	1,610,771
	HeidelbergCement India Ltd.	522,739	1,584,120
*	Hemisphere Properties India Ltd.	304,687	565,629
	Heritage Foods Ltd.	91,110	467,788
	Hero MotoCorp Ltd.	409,632	14,993,642
	Hester Biosciences Ltd.	7,065	238,063
	HFCL Ltd.	4,754,140	5,098,084
	HG Infra Engineering Ltd.	40,298	308,099
	Hikal Ltd.	350,329	1,995,553
	HIL Ltd.	14,813	852,724
	Himadri Speciality Chemical Ltd.	1,119,115	853,218
	Himatsingka Seide Ltd.	95,929	299,363
	Hindalco Industries Ltd.	5,982,478	39,703,904
	Hinduja Global Solutions Ltd.	65,465	2,256,629
	Hindustan Aeronautics Ltd.	71,271	1,387,900
*	Hindustan Construction Co. Ltd.	2,430,282	490,267
*	Hindustan Oil Exploration Co. Ltd.	219,484	649,634
	Hindustan Petroleum Corp. Ltd.	2,607,654	11,051,648

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Hindustan Unilever Ltd.	1,697,817	$51,987,652
	Hitachi Energy India Ltd.	24,496	1,030,350
	Hle Glascoat Ltd.	1,377	120,902
	Honda India Power Products Ltd.	13,934	267,043
	Honeywell Automation India Ltd.	7,684	4,375,922
	Housing Development Finance Corp. Ltd.	2,600,724	88,633,021
	HSIL Ltd.	55,525	230,227
	Huhtamaki India Ltd.	112,861	308,661
	I G Petrochemicals Ltd.	28,036	281,878
	ICICI Bank Ltd., Sponsored ADR	3,949,896	85,831,240
	ICICI Bank Ltd.	701,916	7,542,699
Ω	ICICI Lombard General Insurance Co. Ltd.	177,722	3,275,207
Ω	ICICI Prudential Life Insurance Co. Ltd.	645,990	4,877,109
Ω	ICICI Securities Ltd.	90,077	874,818
	ICRA Ltd.	3,766	185,285
*	IDFC First Bank Ltd.	10,598,824	6,721,725
*	IDFC Ltd.	6,002,089	5,253,752
*	IFB Industries Ltd.	31,992	448,088
*	IFCI Ltd.	3,575,000	729,701
	Igarashi Motors India Ltd.	11,730	70,819
	IIFL Finance Ltd.	1,042,365	4,457,471
	IIFL Securities Ltd.	1,084,385	1,442,254
	IIFL Wealth Management Ltd.	160,050	3,451,320
	India Cements Ltd.	1,578,683	4,746,396
	India Glycols Ltd.	111,257	1,335,599
	India Nippon Electricals Ltd.	4,100	28,809
	Indiabulls Housing Finance Ltd.	1,551,764	4,444,428
*	Indiabulls Real Estate Ltd.	1,577,731	3,079,505
Ω	IndiaMart InterMesh Ltd.	6,532	441,127
	Indian Bank	1,102,596	2,332,893
Ω	Indian Energy Exchange Ltd.	1,818,326	5,796,880
	Indian Hotels Co. Ltd.	2,956,977	8,635,985
	Indian Hume Pipe Co. Ltd.	53,092	154,893
	Indian Metals & Ferro Alloys Ltd.	26,736	128,971
	Indian Oil Corp. Ltd.	5,736,107	9,704,284
*	Indian Overseas Bank	3,669,010	1,068,114
	Indian Railway Catering & Tourism Corp. Ltd.	101,696	1,195,411
	Indo Count Industries Ltd.	575,037	1,891,240
	Indoco Remedies Ltd.	170,819	895,630
	Indraprastha Gas Ltd.	992,152	5,252,865
	Indus Towers Ltd.	1,925,586	6,572,163
	IndusInd Bank Ltd.	837,781	9,887,700
	INEOS Styrolution India Ltd.	23,972	412,368
	Infibeam Avenues Ltd.	3,245,712	1,931,819
	Info Edge India Ltd.	39,920	2,647,275
	Infosys Ltd., Sponsored ADR	4,067,156	95,862,867
	Infosys Ltd.	7,880,895	185,595,546
	Ingersoll Rand India Ltd.	10,781	199,766
*	Inox Leisure Ltd.	465,302	2,614,034
*	Inox Wind Energy Ltd.	21,576	215,851
*	Inox Wind Ltd.	178,502	302,142
*	Insecticides India Ltd.	10,738	103,477
*	Intellect Design Arena Ltd.	414,704	4,307,145
*Ω	InterGlobe Aviation Ltd.	143,121	3,586,664
	IOL Chemicals & Pharmaceuticals Ltd.	3,167	18,794
	Ipca Laboratories Ltd.	626,649	8,723,679
*	IRB Infrastructure Developers Ltd.	959,739	3,299,404
Ω	IRCON International Ltd.	601,486	368,893
	ITC Ltd.	8,366,272	24,824,624

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ITD Cementation India Ltd.	413,736	$418,907
*	ITI Ltd.	86,934	135,462
	J Kumar Infraprojects Ltd.	136,922	310,026
*	Jagran Prakashan Ltd.	494,267	455,836
	Jai Corp. Ltd.	258,376	457,720
*	Jaiprakash Associates Ltd.	4,883,410	679,371
*	Jaiprakash Power Ventures Ltd.	8,915,158	1,097,239
*	Jammu & Kashmir Bank Ltd.	1,460,463	817,132
	Jamna Auto Industries Ltd.	1,044,494	1,516,093
	JB Chemicals & Pharmaceuticals Ltd.	252,815	5,919,065
	JBM Auto Ltd.	12,390	255,153
	Jindal Poly Films Ltd.	171,259	2,423,281
	Jindal Saw Ltd.	1,098,853	1,496,209
*	Jindal Stainless Hisar Ltd.	734,821	4,007,270
*	Jindal Stainless Ltd.	970,704	2,667,110
*	Jindal Steel & Power Ltd.	2,995,135	15,697,647
	JK Cement Ltd.	180,484	8,011,248
	JK Lakshmi Cement Ltd.	295,776	2,241,217
	JK Paper Ltd.	613,135	1,811,797
	JK Tyre & Industries Ltd.	755,305	1,374,737
	JM Financial Ltd.	2,628,614	2,616,325
	JMC Projects India Ltd.	155,915	210,223
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	31,997	798,405
	JSW Energy Ltd.	3,502,722	14,367,135
	JSW Steel Ltd.	4,421,976	37,759,767
	JTEKT India Ltd.	213,387	258,886
	Jubilant Foodworks Ltd.	339,538	15,558,949
	Jubilant Ingrevia Ltd.	925,628	7,213,391
	Jubilant Pharmova Ltd.	915,976	6,400,647
*	Just Dial Ltd.	38,838	474,617
	Jyothy Labs Ltd.	653,761	1,240,711
	Kajaria Ceramics Ltd.	636,709	11,485,988
	Kalpataru Power Transmission Ltd.	546,884	2,939,089
	Kalyani Steels Ltd.	151,470	642,014
	Kansai Nerolac Paints Ltd.	527,420	4,033,955
	Karnataka Bank Ltd.	1,037,258	897,159
	Karur Vysya Bank Ltd.	2,326,335	1,582,922
	Kaveri Seed Co. Ltd.	231,361	1,717,649
	KCP Ltd.	322,815	588,144
	KEC International Ltd.	755,871	5,102,033
	KEI Industries Ltd.	435,316	6,308,061
	Kennametal India Ltd.	5,350	136,446
*	Kesoram Industries Ltd.	251,096	219,276
*	Kiri Industries Ltd.	96,264	644,023
	Kirloskar Brothers Ltd.	29,941	143,180
	Kirloskar Ferrous Industries Ltd.	84,722	243,298
	Kirloskar Oil Engines Ltd.	205,933	475,294
	Kitex Garments Ltd.	9,722	33,704
	KNR Constructions Ltd.	792,049	3,396,899
*	Kolte-Patil Developers Ltd.	127,603	547,736
	Kotak Mahindra Bank Ltd.	1,546,446	38,766,794
	KPIT Technologies Ltd.	1,635,395	14,353,644
	KPR Mill Ltd.	571,802	5,163,710
	KRBL Ltd.	468,927	1,469,552
	KSB Ltd.	34,404	574,083
*	L&T Finance Holdings Ltd.	4,580,879	4,624,305
Ω	L&T Technology Services Ltd.	16,680	1,058,425
	LA Opala RG Ltd.	129,753	682,108
	Lakshmi Machine Works Ltd.	19,161	2,811,506

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*††	Lanco Infratech Ltd.	978,499	$738
Ω	Larsen & Toubro Infotech Ltd.	178,712	15,153,189
	Larsen & Toubro Ltd.	1,747,731	45,106,501
Ω	Laurus Labs Ltd.	516,335	3,502,899
*Ω	Lemon Tree Hotels Ltd.	631,568	446,403
	LG Balakrishnan & Bros Ltd.	82,909	763,623
	LIC Housing Finance Ltd.	2,368,034	12,327,812
	Linde India Ltd.	59,936	2,199,332
	LT Foods Ltd.	923,868	885,186
	Lumax Auto Technologies Ltd.	27,109	70,594
	Lumax Industries Ltd.	11,696	172,964
	Lupin Ltd.	1,206,863	14,771,023
	LUX Industries Ltd.	54,659	1,988,287
	Mahanagar Gas Ltd.	160,796	1,768,549
	Maharashtra Scooters Ltd.	8,369	410,754
	Maharashtra Seamless Ltd.	186,902	1,354,186
	Mahindra & Mahindra Financial Services Ltd.	4,427,304	9,696,991
	Mahindra & Mahindra Ltd.	2,407,651	28,739,018
*	Mahindra CIE Automotive Ltd.	653,713	1,882,911
*	Mahindra Holidays & Resorts India Ltd.	514,804	1,474,741
*	Mahindra Lifespace Developers Ltd.	468,378	1,575,345
Ω	Mahindra Logistics Ltd.	51,483	407,960
	Maithan Alloys Ltd.	32,542	429,063
	Man Infraconstruction Ltd.	186,859	293,818
	Manappuram Finance Ltd.	2,076,602	4,422,185
	Mangalam Cement Ltd.	26,899	144,433
*	Mangalore Refinery & Petrochemicals Ltd.	896,438	552,692
	Marico Ltd.	1,900,442	12,372,143
	Marksans Pharma Ltd.	1,846,538	1,399,970
	Maruti Suzuki India Ltd.	191,084	22,106,025
Ω	MAS Financial Services Ltd.	8,421	55,453
	Mastek Ltd.	68,376	2,508,194
*	Max Financial Services Ltd.	399,235	5,077,796
*	Max Healthcare Institute Ltd.	831,397	4,121,183
*	Max India Ltd.	80,597	83,697
*	Max Ventures & Industries Ltd.	98,054	153,334
	Mayur Uniquoters Ltd.	126,372	854,477
	Mazagon Dock Shipbuilders Ltd.	8,681	31,818
*	Meghmani Finechem Ltd.	95,151	1,119,432
	Meghmani Organics Ltd.	1,012,240	1,492,611
Ω	Metropolis Healthcare Ltd.	45,844	1,553,385
	Minda Corp. Ltd.	219,545	590,052
	Minda Industries Ltd.	545,932	8,235,407
	Mindtree Ltd.	220,637	12,053,473
Ω	Mishra Dhatu Nigam Ltd.	33,703	84,006
	MM Forgings Ltd.	7,187	64,383
	MOIL Ltd.	552,805	1,279,582
	Monte Carlo Fashions Ltd.	14,948	123,835
*	Morepen Laboratories Ltd.	1,747,848	1,210,907
	Motherson Sumi Systems Ltd.	5,083,615	12,363,352
	Motherson Sumi Wiring India	5,083,615	2,714,758
	Motilal Oswal Financial Services Ltd.	225,316	2,680,927
	Mphasis Ltd.	594,954	24,948,604
	MRF Ltd.	7,871	7,624,013
	MSTC Ltd.	22,984	110,365
	Mukand Ltd.	25,139	41,645
	Multi Commodity Exchange of India Ltd.	65,212	1,350,396
	Muthoot Finance Ltd.	861,276	16,923,875
	Nahar Spinning Mills Ltd.	14,121	115,469

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Narayana Hrudayalaya Ltd.	8,374	$73,125
	Natco Pharma Ltd.	536,930	6,571,993
	National Aluminium Co. Ltd.	6,061,904	8,965,621
*	National Fertilizers Ltd.	77,200	60,221
	Nava Bharat Ventures Ltd.	451,326	808,105
	Navin Fluorine International Ltd.	109,721	5,811,784
	Navneet Education Ltd.	598,351	785,534
	NBCC India Ltd.	2,519,976	1,597,673
	NCC Ltd.	2,028,261	2,053,579
	NCL Industries Ltd.	49,341	138,038
	NELCO Ltd.	11,266	118,154
	Neogen Chemicals Ltd.	11,536	258,074
	NESCO Ltd.	145,938	1,135,351
	Nestle India Ltd.	77,791	19,355,067
*	Network18 Media & Investments Ltd.	189,621	209,904
	Neuland Laboratories Ltd.	4,725	93,547
	Newgen Software Technologies Ltd.	4,050	31,197
	NHPC Ltd.	9,077,944	3,661,219
	NIIT Ltd.	702,179	4,079,762
	Nilkamal Ltd.	46,568	1,512,021
	NLC India Ltd.	749,864	677,313
	NMDC Ltd.	1,291,968	2,441,166
	NOCIL Ltd.	473,831	1,484,464
	Novartis India Ltd.	9,307	92,550
	NRB Bearings Ltd.	274,013	606,712
	NTPC Ltd.	7,595,778	14,540,775
	Nucleus Software Exports Ltd.	61,404	489,265
*	Oberoi Realty Ltd.	536,163	6,604,539
	Oil & Natural Gas Corp. Ltd.	5,479,541	12,805,362
	Oil India Ltd.	1,100,154	3,567,624
*	Olectra Greentech Ltd.	55,373	631,134
*	Omaxe Ltd.	387,726	473,398
	OnMobile Global Ltd.	64,240	127,785
	Oracle Financial Services Software Ltd.	97,096	4,590,930
	Orient Cement Ltd.	657,823	1,495,699
	Orient Electric Ltd.	300,309	1,343,741
	Orient Paper & Industries Ltd.	488,178	206,508
	Oriental Aromatics Ltd.	8,133	76,502
	Oriental Carbon & Chemicals Ltd.	9,665	125,905
	Page Industries Ltd.	26,237	14,987,768
	Paisalo Digital Ltd.	26,167	245,666
	Panama Petrochem Ltd.	55,474	222,174
Ω	Parag Milk Foods Ltd.	125,551	186,374
*	Patel Engineering Ltd.	545,213	221,529
*	PC Jeweller Ltd.	338,467	120,469
	PCBL Ltd.	610,099	1,959,132
	Persistent Systems Ltd.	349,203	20,795,113
	Petronet LNG Ltd.	4,120,923	11,866,149
	Pfizer Ltd.	48,283	2,942,063
	Phoenix Mills Ltd.	346,738	4,644,482
	PI Industries Ltd.	444,152	14,615,615
	Pidilite Industries Ltd.	359,576	11,863,773
	Piramal Enterprises Ltd.	339,839	10,952,793
*Ω	PNB Housing Finance Ltd.	158,265	929,141
	PNC Infratech Ltd.	268,967	1,075,587
	Poly Medicure Ltd.	75,980	926,633
	Polyplex Corp. Ltd.	91,921	2,284,654
*	Poonawalla Fincorp Ltd.	327,620	1,258,755
	Power Finance Corp. Ltd.	5,937,268	9,731,646

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Power Grid Corp. of India Ltd.	6,976,988	$20,235,467
*	Power Mech Projects Ltd.	12,366	159,230
	Praj Industries Ltd.	355,506	2,028,816
*	Prakash Industries Ltd.	462,602	379,023
Ω	Prataap Snacks Ltd.	12,879	142,240
	Prestige Estates Projects Ltd.	899,952	5,932,081
*	Pricol Ltd.	140,948	239,039
	Prince Pipes & Fittings Ltd.	55,622	508,918
*	Prism Johnson Ltd.	551,024	1,040,605
	Privi Speciality Chemicals Ltd.	13,352	362,873
	Procter & Gamble Health Ltd.	43,432	2,945,951
	Procter & Gamble Hygiene & Health Care Ltd.	29,503	5,812,924
	PSP Projects Ltd.	28,519	236,303
*	PTC India Financial Services Ltd.	960,779	246,318
	PTC India Ltd.	1,768,017	2,271,361
*	Punjab National Bank	6,692,535	3,750,504
*	Puravankara Ltd.	66,211	127,294
*	PVR Ltd.	260,299	5,600,155
Ω	Quess Corp. Ltd.	155,968	1,512,012
Ω	Quick Heal Technologies Ltd.	26,089	73,239
	Radico Khaitan Ltd.	431,768	6,245,541
	Rain Industries Ltd.	1,056,247	3,067,555
	Rajesh Exports Ltd.	567,703	6,404,975
	Rallis India Ltd.	460,368	1,608,368
	Ramco Cements Ltd.	463,721	5,401,918
	Ramco Industries Ltd.	180,606	597,121
	Ramkrishna Forgings Ltd.	3,668	47,503
*	Rane Holdings Ltd.	15,396	125,426
	Rashtriya Chemicals & Fertilizers Ltd.	1,165,470	1,257,211
	Ratnamani Metals & Tubes Ltd.	49,049	1,252,847
*	Raymond Ltd.	243,366	2,487,938
*Ω	RBL Bank Ltd.	956,117	1,931,942
	REC Ltd.	6,402,151	11,969,913
	Redington India Ltd.	3,579,582	7,841,628
	Relaxo Footwears Ltd.	194,125	3,210,290
	Reliance Industrial Infrastructure Ltd.	54,192	646,409
	Reliance Industries Ltd.	8,023,851	258,309,699
*	Reliance Power Ltd.	7,812,588	1,580,396
	Repco Home Finance Ltd.	293,077	1,041,961
	Rhi Magnesita India Ltd.	171,740	1,012,289
	Rico Auto Industries Ltd.	101,793	59,816
	RITES Ltd.	58,504	216,376
*	RPSG Ventures Ltd.	8,987	83,392
	Rupa & Co. Ltd.	26,350	179,737
*	Sadbhav Engineering Ltd.	44,735	23,132
	Sagar Cements Ltd.	52,601	169,374
	Sandhar Technologies Ltd.	31,964	108,485
	Sangam India Ltd.	2,495	12,471
*	Sanghi Industries Ltd.	103,429	82,038
*	Sanghvi Movers Ltd.	39,826	122,953
	Sanofi India Ltd.	44,907	4,566,028
	Sarda Energy & Minerals Ltd.	14,087	156,742
	Saregama India Ltd.	17,783	1,123,311
	Sasken Technologies Ltd.	2,391	32,979
	Savita Oil Technologies Ltd.	7,375	117,825
*	SBI Cards & Payment Services Ltd.	165,176	1,959,085
Ω	SBI Life Insurance Co. Ltd.	365,655	6,096,254
	Schaeffler India Ltd.	29,388	3,541,495
*	Schneider Electric Infrastructure Ltd.	118,825	166,516

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	SEAMEC Ltd.	3,644	$52,745
	SEPC Ltd.	542,850	71,863
	Sequent Scientific Ltd.	324,117	710,362
	Seshasayee Paper & Boards Ltd.	3,105	6,234
Ω	SH Kelkar & Co. Ltd.	139,388	301,634
	Shakti Pumps India Ltd.	8,456	69,051
*	Shankara Building Products Ltd.	20,286	139,071
	Sharda Cropchem Ltd.	143,288	1,118,323
	Sharda Motor Industries Ltd.	13,023	137,896
*	Sheela Foam Ltd.	4,574	200,261
	Shilpa Medicare Ltd.	66,198	451,502
	Shipping Corp. of India Ltd.	1,001,880	1,658,909
*	Shoppers Stop Ltd.	101,117	483,328
	Shree Cement Ltd.	31,611	10,324,083
*	Shree Renuka Sugars Ltd.	1,669,773	737,971
	Shriram City Union Finance Ltd.	38,758	926,881
	Shriram Transport Finance Co. Ltd.	998,528	16,633,512
	Siemens Ltd.	131,632	4,123,283
*	Sintex Plastics Technology Ltd.	948,013	117,879
*	SIS Ltd.	45,663	308,119
	Siyaram Silk Mills Ltd.	13,002	85,656
	SKF India Ltd.	94,121	4,600,139
*	SML ISUZU Ltd.	185	1,598
*	Snowman Logistics Ltd.	47,354	25,408
	Sobha Ltd.	440,562	5,118,023
	Solar Industries India Ltd.	125,721	3,943,025
	Solara Active Pharma Sciences Ltd.	61,497	776,712
	Somany Ceramics Ltd.	28,689	340,811
	Somany Home Innovation Ltd.	194,682	995,877
	Sonata Software Ltd.	326,389	3,581,967
*	South Indian Bank Ltd.	5,754,674	699,309
	SP Apparels Ltd.	2,321	15,043
*	Spandana Sphoorty Financial Ltd.	3,005	13,728
*	SpiceJet Ltd.	386,248	317,325
	SRF Ltd.	813,235	26,263,021
	Srikalahasthi Pipes Ltd.	81,329	255,602
*	Star Cement Ltd.	114,905	147,687
	State Bank of India	2,905,882	21,148,608
	State Bank of India,GDR	15,193	1,099,740
	Steel Authority of India Ltd.	5,353,246	7,150,128
*	Sterling & Wilson Renewable	85,019	453,001
	Sterlite Technologies Ltd.	1,116,079	3,069,886
	Strides Pharma Science Ltd.	445,300	2,370,933
	Subex Ltd.	240,944	154,168
	Subros Ltd.	141,380	698,981
	Sudarshan Chemical Industries	168,739	1,301,227
	Sumitomo Chemical India Ltd.	62,781	330,863
	Sun Pharmaceutical Industries Ltd.	1,983,170	22,266,676
	Sun TV Network Ltd.	771,242	5,177,063
	Sundaram Finance Holdings Ltd.	135,063	150,097
	Sundaram Finance Ltd.	119,286	3,612,311
	Sundaram-Clayton Ltd.	6,590	335,039
	Sundram Fasteners Ltd.	629,598	7,216,255
	Sunteck Realty Ltd.	383,456	2,633,231
	Suprajit Engineering Ltd.	279,878	1,529,308
	Supreme Industries Ltd.	358,712	10,079,796
	Supreme Petrochem Ltd.	230,846	2,176,662
	Surya Roshni Ltd.	124,490	796,270
	Sutlej Textiles & Industries Ltd.	76,203	99,655

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Suven Pharmaceuticals Ltd.	937,264	$6,748,563
*	Suzlon Energy Ltd.	6,118,455	991,944
	Swan Energy Ltd.	39,795	89,782
	Swaraj Engines Ltd.	25,118	477,893
	Symphony Ltd.	75,246	1,015,798
*Ω	Syngene International Ltd.	532,118	4,080,781
	Tamil Nadu Newsprint & Papers Ltd.	33,507	53,032
	Tamilnadu Petroproducts Ltd.	123,909	171,739
	Tanla Platforms Ltd.	42,322	999,256
*	TARC Ltd.	261,467	170,473
	Tasty Bite Eatables Ltd.	869	148,464
	Tata Chemicals Ltd.	950,486	12,001,315
	Tata Coffee Ltd.	295,085	864,707
	Tata Communications Ltd.	572,974	9,924,714
	Tata Consultancy Services Ltd.	2,369,939	119,618,098
	Tata Consumer Products Ltd.	2,202,827	21,559,414
	Tata Elxsi Ltd.	129,291	13,246,435
	Tata Metaliks Ltd.	101,490	1,141,309
#*	Tata Motors Ltd., Sponsored ADR	36,525	1,233,084
*	Tata Motors Ltd.	6,741,020	46,483,836
	Tata Power Co. Ltd.	6,320,193	21,047,925
	Tata Steel Long Products Ltd.	66,703	675,836
	Tata Steel Ltd.	2,253,940	33,218,669
*	Tata Teleservices Maharashtra Ltd.	62,448	123,685
	TCI Express Ltd.	90,105	2,370,663
*Ω	TCNS Clothing Co. Ltd.	8,176	80,128
	TD Power Systems Ltd.	15,517	89,686
	Tech Mahindra Ltd.	1,966,568	39,360,899
	Techno Electric & Engineering Co. Ltd.	251,349	841,975
*Ω	Tejas Networks Ltd.	16,006	89,115
	Texmaco Rail & Engineering Ltd.	233,487	131,582
	Thermax Ltd.	150,123	4,161,395
	Thirumalai Chemicals Ltd.	132,488	471,375
*	Thomas Cook India Ltd.	361,310	325,184
Ω	Thyrocare Technologies Ltd.	64,929	845,641
	Tide Water Oil Co. India Ltd.	36,684	699,785
*	Tilaknagar Industries Ltd.	19,316	20,607
	Time Technoplast Ltd.	557,259	635,221
	Timken India Ltd.	144,941	3,760,882
	Tinplate Co. of India Ltd.	263,917	1,315,661
*	Titagarh Wagons Ltd.	121,930	184,829
	Titan Co. Ltd.	730,615	23,245,164
	Torrent Pharmaceuticals Ltd.	232,628	8,329,661
	Torrent Power Ltd.	935,601	6,849,820
	Tourism Finance Corp. of India Ltd.	91,734	89,687
	Transport Corp. of India Ltd.	286,340	2,701,863
	Trent Ltd.	15,007	208,176
	Trident Ltd.	10,150,783	8,429,293
	Triveni Engineering & Industries Ltd.	664,707	2,387,280
	Triveni Turbine Ltd.	637,300	1,739,538
	TTK Prestige Ltd.	230,610	2,981,233
	Tube Investments of India Ltd.	470,598	10,733,871
	TV Today Network Ltd.	198,880	1,056,921
*	TV18 Broadcast Ltd.	3,452,072	2,745,101
	TVS Motor Co. Ltd.	170,859	1,399,918
	TVS Srichakra Ltd.	23,222	628,432
*	UCO Bank	2,358,728	435,467
	Uflex Ltd.	269,534	1,845,694
	Ugro Capital Ltd.	13,362	40,172

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	UltraTech Cement Ltd.	279,799	$27,199,339
	Unichem Laboratories Ltd.	252,488	911,492
*	Union Bank of India Ltd.	3,946,867	2,529,401
	United Breweries Ltd.	131,346	2,861,965
*	United Spirits Ltd.	859,065	10,016,426
	UPL Ltd.	3,236,724	34,068,575
*	Usha Martin Ltd.	491,361	569,392
*	VA Tech Wabag Ltd.	190,837	810,782
	Vaibhav Global Ltd.	177,074	1,098,418
	Vakrangee Ltd.	2,593,048	1,374,720
*Ω	Valiant Organics Ltd.	4,998	74,953
	Vardhman Textiles Ltd.	165,914	5,393,477
*Ω	Varroc Engineering Ltd.	20,042	108,238
	Varun Beverages Ltd.	111,098	1,353,865
	Vedanta Ltd.	1,454,108	6,344,926
	Venky's India Ltd.	33,932	1,174,198
	Vesuvius India Ltd.	14,962	218,772
	V-Guard Industries Ltd.	707,742	2,054,065
	Vimta Labs Ltd.	8,398	43,044
	Vinati Organics Ltd.	168,709	4,470,908
	Vindhya Telelinks Ltd.	20,380	334,744
	Visaka Industries Ltd.	12,278	103,100
*	V-Mart Retail Ltd.	46,673	2,368,314
*	Vodafone Idea Ltd.	36,760,328	5,339,374
	Voltamp Transformers Ltd.	5,547	155,896
	Voltas Ltd.	50,531	804,068
	VRL Logistics Ltd.	259,158	1,549,809
	VST Industries Ltd.	28,150	1,201,971
	VST Tillers Tractors Ltd.	12,893	534,338
	WABCO India Ltd.	596	63,891
	Welspun Corp. Ltd.	866,794	2,166,408
	Welspun Enterprises Ltd.	452,976	610,165
	Welspun India Ltd.	3,072,052	5,878,756
	West Coast Paper Mills Ltd.	238,374	774,673
*	Westlife Development Ltd.	2,418	16,254
	Wheels India Ltd.	16,988	163,066
	Whirlpool of India Ltd.	120,592	3,003,074
	Wipro Ltd.	5,619,415	43,417,087
*	Wockhardt Ltd.	234,074	1,238,003
*	Wonderla Holidays Ltd.	34,750	99,868
*	Yes Bank Ltd.	12,651,241	2,267,686
	Zee Entertainment Enterprises Ltd.	3,316,850	12,968,666
*	Zee Media Corp. Ltd.	176,102	35,512
	Zensar Technologies Ltd.	607,569	3,424,050
	Zydus Wellness Ltd.	45,797	1,078,060
TOTAL INDIA			4,078,787,099
INDONESIA — (1.7%)
*	ABM Investama Tbk PT	390,500	38,351
	Ace Hardware Indonesia Tbk PT	43,778,900	3,769,983
	Adaro Energy Tbk PT	98,679,800	15,451,460
*	Adhi Karya Persero Tbk PT	10,323,179	598,315
*	Adi Sarana Armada Tbk PT	6,876,000	1,323,883
*	Agung Semesta Sejahtera Tbk PT	29,109,300	101,106
	AKR Corporindo Tbk PT	56,449,000	2,877,240
*	Alam Sutera Realty Tbk PT	72,948,900	747,741
	Aneka Tambang Tbk	29,444,319	3,673,416
	Arwana Citramulia Tbk PT	18,995,100	1,122,836
	Ashmore Asset Management Indonesia Tbk PT	1,446,100	176,061

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Astra Agro Lestari Tbk PT	2,391,522	$1,650,109
	Astra International Tbk PT	40,170,700	15,374,409
	Astra Otoparts Tbk PT	3,096,400	221,927
*	Asuransi Maximus Graha Persada Tbk PT	1,160,200	19,600
*††	Bakrie Telecom Tbk PT	35,294,139	23,007
	Bank BTPN Syariah Tbk PT	3,162,900	769,706
*	Bank Bukopin Tbk PT	107,523,288	2,089,508
*	Bank Capital Indonesia Tbk PT	23,509,700	351,312
	Bank Central Asia Tbk PT	112,444,000	59,808,630
*	Bank China Construction Bank Indonesia Tbk PT	15,983,800	114,323
	Bank Danamon Indonesia Tbk PT	8,884,554	1,485,760
*	Bank Ina Perdana PT	2,332,500	631,011
*	Bank Jago Tbk PT	3,263,400	3,730,880
	Bank Mandiri Persero Tbk PT	36,959,036	19,366,842
*	Bank Mayapada International Tbk PT	1,831,200	63,624
	Bank Maybank Indonesia Tbk PT	5,771,200	122,886
*	Bank Nationalnobu Tbk PT	1,945,300	80,936
	Bank Negara Indonesia Persero Tbk PT	14,920,930	7,658,094
*	Bank Pan Indonesia Tbk PT	35,073,500	1,820,391
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	23,091,100	2,120,876
	Bank Pembangunan Daerah Jawa Timur Tbk PT	29,699,500	1,542,390
	Bank Rakyat Indonesia Persero Tbk PT	156,649,859	44,588,096
*	Bank Raya Indonesia Tbk PT	3,729,388	332,842
*	Bank Syariah Indonesia Tbk PT	3,030,800	326,009
*	Bank Tabungan Negara Persero Tbk PT	33,009,535	3,903,566
	Barito Pacific Tbk PT	177,877,100	11,052,056
	Bayan Resources Tbk PT	746,500	1,913,030
*	Bekasi Fajar Industrial Estate Tbk PT	27,359,100	200,367
	BFI Finance Indonesia Tbk PT	37,805,000	3,442,856
*	Bintang Oto Global Tbk PT	10,539,500	1,019,663
	BISI International Tbk PT	10,592,012	719,439
	Blue Bird Tbk PT	1,558,200	155,229
*	Buana Lintas Lautan Tbk PT	66,307,600	673,454
	Bukit Asam Tbk PT	27,469,900	5,470,251
*	Bumi Serpong Damai Tbk PT	49,346,900	3,131,436
*	Bumi Teknokultura Unggul Tbk PT	24,398,900	76,342
*	Capital Financial Indonesia Tbk PT	1,539,700	58,467
	Catur Sentosa Adiprana Tbk PT	864,200	30,379
*	Centratama Telekomunikasi Indonesia Tbk PT	7,105,500	102,078
	Charoen Pokphand Indonesia Tbk PT	26,820,360	11,784,943
Ω	Cikarang Listrindo Tbk PT	5,210,400	226,753
	Ciputra Development Tbk PT	94,713,115	5,788,000
*	Citra Marga Nusaphala Persada Tbk PT	20,081,671	2,370,976
*	City Retail Developments Tbk PT	11,633,200	121,564
*	Delta Dunia Makmur Tbk PT	35,017,300	615,280
	Dharma Satya Nusantara Tbk PT	7,809,400	326,220
*	DMS Propertindo Tbk PT	11,601,600	47,606
*	Eagle High Plantations Tbk PT	33,181,800	168,012
*	Elang Mahkota Teknologi Tbk PT	29,865,500	3,744,765
	Elnusa Tbk PT	26,813,400	516,789
	Erajaya Swasembada Tbk PT	61,364,600	2,363,218
*	FKS Food Sejahtera Tbk PT	30,463,339	370,692
	Gajah Tunggal Tbk PT	11,013,700	475,439
*††	Garuda Indonesia Persero Tbk PT	15,382,253	89,040
	Garudafood Putra Putri Jaya Tbk PT	8,318,900	289,345
	Gudang Garam Tbk PT	2,833,200	6,046,614
*	Hanson International Tbk PT	637,185,300	0
	Harum Energy Tbk PT	2,417,400	1,796,436
	Hexindo Adiperkasa Tbk PT	744,756	246,919

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Impack Pratama Industri Tbk PT	1,016,500	$191,670
	Indah Kiat Pulp & Paper Tbk PT	17,317,000	9,209,276
*	Indika Energy Tbk PT	11,022,100	1,606,227
	Indo Tambangraya Megah Tbk PT	2,828,900	4,263,397
	Indocement Tunggal Prakarsa Tbk PT	4,664,700	3,573,504
*	Indofarma Persero Tbk PT	928,100	133,208
	Indofood CBP Sukses Makmur Tbk PT	7,661,400	4,657,745
	Indofood Sukses Makmur Tbk PT	31,320,600	13,812,319
	Indomobil Sukses Internasional Tbk PT	1,224,700	62,902
	Indosat Tbk PT	6,419,200	2,564,269
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	30,286,188	1,961,852
	Inovisi Infracom Tbk PT	2,876,678	0
	Integra Indocabinet Tbk PT	6,975,500	379,051
*††	Inti Agri Resources Tbk PT	10,879,700	7,092
*	Intikeramik Alamasri Industri Tbk PT	6,837,200	23,770
*	Intiland Development Tbk PT	49,170,500	503,312
	Japfa Comfeed Indonesia Tbk PT	38,665,600	4,498,033
*	Jasa Marga Persero Tbk PT	9,986,458	2,290,270
	Jaya Real Property Tbk PT	5,813,800	200,512
	Kalbe Farma Tbk PT	77,517,000	8,855,594
*	Kapuas Prima Coal Tbk PT	37,262,800	233,530
*	Kawasan Industri Jababeka Tbk PT	148,103,245	1,651,742
*	KMI Wire & Cable Tbk PT	28,325,800	540,391
*	Krakatau Steel Persero Tbk PT	21,456,137	533,461
*	Kresna Graha Investama Tbk PT	48,561,400	262,572
	Link Net Tbk PT	5,429,900	1,669,275
	Lippo Cikarang Tbk PT	18,373,505	1,628,349
*	Lippo Karawaci Tbk PT	371,372,962	3,414,819
*	M Cash Integrasi PT	90,400	69,848
*	Malindo Feedmill Tbk PT	5,480,200	250,347
*	Map Aktif Adiperkasa PT	806,800	133,733
	Matahari Department Store Tbk PT	2,379,900	629,121
*	Matahari Putra Prima Tbk PT	1,693,800	26,957
	Mayora Indah Tbk PT	26,179,825	3,413,398
*	Medco Energi Internasional Tbk PT	69,082,660	2,688,404
	Media Nusantara Citra Tbk PT	45,144,093	2,679,353
	Medikaloka Hermina Tbk PT	10,610,500	808,898
*	Mega Manunggal Property Tbk PT	2,073,300	67,383
*	Merdeka Copper Gold Tbk PT	12,875,800	3,291,606
*	Metro Healthcare Indonesia Tbk PT	40,504,600	1,494,375
	Metrodata Electronics Tbk PT	27,646,000	1,298,802
	Metropolitan Kentjana Tbk PT	11,400	19,757
*	Mitra Adiperkasa Tbk PT	77,386,700	4,215,195
	Mitra Keluarga Karyasehat Tbk PT	13,686,900	2,404,784
	Mitra Pinasthika Mustika Tbk PT	4,382,400	303,582
*	MNC Investama Tbk PT	36,970,600	151,948
*	MNC Land Tbk PT	43,359,000	274,504
	MNC Studios International Tbk PT	4,387,500	1,006,177
*	MNC Vision Networks Tbk PT	24,418,100	228,950
*	Multipolar Tbk PT	25,123,800	369,223
*	NFC Indonesia Tbk PT	130,200	71,276
	Nippon Indosari Corpindo Tbk PT	19,741,289	1,847,883
	Pabrik Kertas Tjiwi Kimia Tbk PT	5,522,800	2,709,756
*	Pacific Strategic Financial Tbk PT	9,270,800	680,185
*	Pakuwon Jati Tbk PT	87,048,200	2,616,538
*	Pan Brothers Tbk PT	4,249,600	41,220
*	Panin Financial Tbk PT	175,002,600	2,104,135
*	Paninvest Tbk PT	5,860,000	285,622
*	Pelayaran Tamarin Samudra Tbk PT	15,253,600	53,030

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
*	Perusahaan Gas Negara Tbk PT	41,387,000	$4,005,867
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	23,458,900	2,062,897
*	Pollux Properti Indonesia Tbk PT	1,629,400	97,646
*††	Pool Advista Indonesia Tbk PT	8,941,700	5,829
*	PP Persero Tbk PT	20,108,290	1,313,839
	Puradelta Lestari Tbk PT	39,011,200	507,594
*	Ramayana Lestari Sentosa Tbk PT	16,616,700	747,319
*††	Rimo International Lestari Tbk PT	151,291,900	98,621
	Salim Ivomas Pratama Tbk PT	30,001,600	952,994
*	Sampoerna Agro Tbk PT	5,071,559	706,991
	Samudera Indonesia Tbk PT	6,442,000	416,950
	Sarana Menara Nusantara Tbk PT	33,652,100	2,405,211
	Sariguna Primatirta Tbk PT	6,789,500	200,119
	Sawit Sumbermas Sarana Tbk PT	29,457,200	2,064,424
	Sekawan Intipratama Tbk PT	2,876,400	0
	Selamat Sempurna Tbk PT	16,322,000	1,500,328
*	Semen Baturaja Persero Tbk PT	10,076,700	386,518
	Semen Indonesia Persero Tbk PT	12,515,100	5,894,257
*	Sentul City Tbk PT	62,733,800	227,227
	Siloam International Hospitals Tbk PT	2,257,125	1,299,110
*	Sinar Mas Multiartha Tbk PT	278,500	230,821
*	Smartfren Telecom Tbk PT	136,028,400	768,459
*††	Sri Rejeki Isman Tbk PT	96,691,300	368,088
	Steel Pipe Industry of Indonesia PT	7,505,500	189,215
*††	Sugih Energy Tbk PT	58,447,900	38,100
	Sumber Alfaria Trijaya Tbk PT	6,224,300	505,384
*	Summarecon Agung Tbk PT	49,622,247	2,359,464
*	Surya Citra Media Tbk PT	165,082,600	3,365,276
*	Surya Esa Perkasa Tbk PT	20,403,700	846,712
*	Surya Semesta Internusa Tbk PT	31,382,200	884,248
	Suryainti Permata Tbk PT	3,098,000	0
	Telkom Indonesia Persero Tbk PT	55,290,600	16,193,263
#	Telkom Indonesia Persero Tbk PT, Sponsored ADR	650,045	19,325,838
	Tempo Scan Pacific Tbk PT	1,241,400	129,527
*	Timah Tbk PT	12,195,367	1,179,639
*††	Tiphone Mobile Indonesia Tbk PT	17,703,800	27,928
	Tower Bersama Infrastructure Tbk PT	37,694,700	7,591,326
*††	Trada Alam Minera Tbk PT	173,119,000	112,849
*	Transcoal Pacific Tbk PT	1,337,900	957,977
	Trias Sentosa Tbk PT	3,690,500	141,594
	Tunas Baru Lampung Tbk PT	23,143,100	1,259,491
	Tunas Ridean Tbk PT	8,038,500	710,040
	Ultrajaya Milk Industry & Trading Co. Tbk PT	11,163,500	1,242,680
	Unilever Indonesia Tbk PT	20,003,200	5,625,925
	United Tractors Tbk PT	11,208,146	18,121,777
	Vale Indonesia Tbk PT	10,244,250	3,388,768
*	Waskita Beton Precast Tbk PT	48,306,300	319,086
*	Waskita Karya Persero Tbk PT	53,676,157	2,193,779
	Wijaya Karya Beton Tbk PT	26,786,300	418,253
*	Wijaya Karya Persero Tbk PT	18,630,322	1,351,554
	XL Axiata Tbk PT	25,179,100	5,845,857
TOTAL INDONESIA			489,061,575
MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd, Class B	2,198,485	817,467
	Able Global Bhd	25,800	9,781
#	Aeon Co. M Bhd	2,769,500	930,743
#	AEON Credit Service M Bhd	800,140	2,806,349
	AFFIN Bank Bhd	3,725,944	1,590,010

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Ajinomoto Malaysia Bhd	32,600	$115,167
#	Alliance Bank Malaysia Bhd	7,317,400	5,793,234
	Allianz Malaysia Bhd	43,400	131,073
*	AMMB Holdings Bhd	7,773,950	6,071,383
*	Ancom BHD	84,200	67,855
	Astro Malaysia Holdings Bhd	2,964,100	680,519
	Axiata Group Bhd	10,446,335	9,280,778
	Batu Kawan Bhd	389,650	2,164,340
*	Berjaya Assets Bhd	1,232,400	84,308
#*	Berjaya Corp. Bhd	26,597,513	1,535,615
*	Berjaya Land Bhd	2,070,900	109,001
	Berjaya Sports Toto Bhd	5,467,912	2,485,806
#*	Bermaz Auto Bhd	2,447,900	963,826
#	Beshom Holdings Bhd	1,680,022	727,772
#	BIMB Holdings Bhd	3,602,959	2,713,221
*	Borneo Oil Bhd	5,379,600	32,045
#*	Boustead Holdings Bhd	3,199,031	413,628
#	Boustead Plantations Bhd	1,584,700	273,257
#	British American Tobacco Malaysia Bhd	791,900	2,322,940
*	Bumi Armada Bhd	15,040,850	1,997,689
#	Bursa Malaysia Bhd	2,531,400	3,789,386
#	Cahya Mata Sarawak Bhd	3,814,000	1,126,276
#	Carlsberg Brewery Malaysia Bhd, Class B	678,200	3,275,712
	Carotech Bhd	44,425	0
	CB Industrial Product Holding Bhd	2,888,820	911,656
	CIMB Group Holdings Bhd	11,841,271	14,750,557
*	Coastal Contracts Bhd	35,500	15,165
	Comfort Glove Bhd	127,200	28,226
#	CSC Steel Holdings Bhd	894,700	278,374
#*	Cypark Resources Bhd	2,322,250	470,277
#	D&O Green Technologies Bhd	3,307,400	3,899,723
	Datasonic Group Bhd	1,890,200	203,803
#	Dayang Enterprise Holdings Bhd	3,102,763	681,467
#	Dialog Group Bhd	6,958,984	4,269,747
	DiGi.Com Bhd	8,910,120	8,100,724
#	DRB-Hicom Bhd	8,737,900	3,057,706
	Dufu Technology Corp. Bhd	123,600	109,883
#	Duopharma Biotech Bhd	473,233	167,545
	Dutch Lady Milk Industries Bhd	81,800	631,125
#	Eco World Development Group Bhd	4,320,400	957,018
#	Eco World International Bhd	504,300	49,710
#*	Ekovest BHD	8,726,750	867,377
	Evergreen Fibreboard Bhd	163,800	19,697
	FGV Holdings Bhd	31,100	11,371
	Formosa Prosonic Industries Bhd	134,400	112,512
#	Fraser & Neave Holdings Bhd	240,000	1,418,876
	Frontken Corp. Bhd	4,713,200	3,638,837
	Gadang Holdings Bhd	2,667,600	243,261
*	Gamuda Bhd	6,026,896	3,994,770
#	Gas Malaysia Bhd	568,700	364,081
	Genting Bhd	4,792,600	5,019,699
	Genting Malaysia Bhd	6,098,200	3,992,732
	Genting Plantations Bhd	793,800	1,224,111
#	George Kent Malaysia Bhd	2,239,687	334,305
#	Globetronics Technology Bhd	3,453,745	1,219,433
*	Greatech Technology Bhd	51,800	65,270
#	Guan Chong Bhd	861,600	552,109
#	HAP Seng Consolidated Bhd	5,549,740	10,080,884
	Hartalega Holdings Bhd	4,283,000	6,013,278

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Heineken Malaysia Bhd	664,300	$3,253,935
#	Hengyuan Refining Co. Bhd	911,900	889,903
#	HeveaBoard Bhd	2,169,800	239,252
#	Hiap Teck Venture Bhd	6,073,100	716,140
#	Hibiscus Petroleum Bhd	7,246,600	1,765,400
#	Hong Leong Bank Bhd	910,165	4,226,055
	Hong Leong Capital Bhd	110,700	189,366
	Hong Leong Financial Group Bhd	1,226,498	5,352,629
	Hong Leong Industries Bhd	506,400	1,125,445
*	Hong Seng Consolidated Bhd	150,800	99,605
*	HSS Engineers Bhd	510,200	59,988
	Hup Seng Industries Bhd	1,335,300	275,948
	IGB Bhd	490,492	232,594
#	IHH Healthcare Bhd	1,860,600	2,867,117
#	IJM Corp. Bhd	15,725,626	5,352,285
	Inari Amertron Bhd	7,981,632	6,377,460
	Insas Bhd	4,413,602	944,526
#	IOI Corp. Bhd	3,788,477	3,444,036
	IOI Properties Group Bhd	5,497,519	1,341,382
#*	Iskandar Waterfront City Bhd	3,034,000	243,893
#*	JAKS Resources Bhd	11,187,660	1,047,417
#*	Jaya Tiasa Holdings Bhd	2,583,639	415,294
#	JHM Consolidation Bhd	1,188,900	434,986
*	Keck Seng Malaysia Bhd	338,000	298,112
	Kelington Group Bhd	233,500	83,570
	Kerjaya Prospek Group Bhd	1,627,887	434,085
#	Kim Loong Resources Bhd	794,260	323,690
#*	KNM Group Bhd	14,879,881	480,305
	Kobay Technology BHD	77,300	84,776
	Kossan Rubber Industries	4,748,700	2,043,776
#	KPJ Healthcare Bhd	9,353,500	2,324,278
#	Kretam Holdings Bhd	3,844,900	528,988
*	Kronologi Asia Bhd	71,900	9,891
	Kuala Lumpur Kepong Bhd	659,730	3,401,924
	Kumpulan Fima BHD	709,900	356,237
	Lagenda Properties Bhd	39,000	12,274
	Land & General Bhd	13,569,120	344,958
#	LBS Bina Group Bhd	5,298,193	595,507
	Leong Hup International Bhd	89,900	11,865
	Lii Hen Industries Bhd	653,000	473,840
	Lingkaran Trans Kota Holdings Bhd	952,300	852,495
*	Lion Industries Corp. Bhd	353,600	49,443
#Ω	Lotte Chemical Titan Holding Bhd	47,375	25,301
#	LPI Capital Bhd	470,140	1,640,663
#	Magni-Tech Industries Bhd	1,315,600	611,479
#	Magnum Bhd	3,897,562	1,756,109
#	Mah Sing Group Bhd	8,059,251	1,301,663
#	Malakoff Corp. Bhd	8,218,200	1,439,576
	Malayan Banking Bhd	9,660,738	19,100,817
#	Malayan Flour Mills Bhd	3,304,400	486,787
*	Malaysia Airports Holdings Bhd	4,908,645	6,702,098
#	Malaysia Building Society Bhd	11,692,167	1,598,437
	Malaysia Smelting Corp. Bhd	36,200	30,157
*	Malaysian Bulk Carriers Bhd	186,000	22,087
#	Malaysian Pacific Industries Bhd	544,825	5,194,772
#	Malaysian Resources Corp. Bhd	13,983,657	1,140,462
#	Matrix Concepts Holdings Bhd	4,115,037	2,201,527
#	Maxis Bhd	6,228,315	6,296,850
#	MBM Resources BHD	873,010	641,796

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Mega First Corp. Bhd	2,700,200	$2,278,169
	MISC Bhd	2,840,860	4,741,603
#	MKH Bhd	2,726,275	809,834
#	MNRB Holdings Bhd	3,224,954	868,969
*	MPHB Capital Bhd	497,100	148,030
	Muda Holdings Bhd	967,800	642,575
*	Muhibbah Engineering M Bhd	1,925,500	255,964
*	Mulpha International Bhd	406,440	234,452
	My EG Services Bhd	5,896,440	1,375,117
#	Nestle Malaysia Bhd	131,500	4,155,158
*	OCK Group Bhd	2,278,500	229,070
	Oriental Holdings BHD	870,840	1,122,500
#	OSK Holdings Bhd	7,997,767	1,641,827
	PA Resources Bhd	114,800	10,636
#	Padini Holdings Bhd	2,519,900	1,732,527
	Panasonic Manufacturing Malaysia Bhd	75,900	522,227
	Pantech Group Holdings Bhd	456,531	67,806
#	Paramount Corp. Bhd	1,893,175	317,408
#	Pentamaster Corp. Bhd	2,676,995	2,634,118
#	Petron Malaysia Refining & Marketing Bhd	461,000	477,144
#	Petronas Chemicals Group Bhd	5,421,700	11,525,844
	Petronas Dagangan Bhd	967,400	4,492,247
	Petronas Gas Bhd	1,826,308	7,420,624
	PIE Industrial Bhd	191,000	140,970
#*	Pos Malaysia Bhd	534,300	81,323
#	Power Root Bhd	36,800	11,728
	PPB Group Bhd	1,922,140	7,299,647
	Press Metal Aluminium Holdings Bhd	6,686,660	9,862,893
	Public Bank Bhd	43,090,455	43,405,178
#	QL Resources Bhd	3,925,930	4,655,988
	Ranhill Utilities Bhd	835,102	108,935
	RCE Capital Bhd	132,408	56,130
*	Revenue Group Bhd	174,500	64,041
	RHB Bank Bhd	5,979,105	7,958,192
	Sam Engineering & Equipment M Bhd	98,500	510,935
#*	Sapura Energy Bhd	40,752,188	434,580
#	Sarawak Oil Palms Bhd	937,991	842,958
	SCGM Bhd	45,200	22,519
	Scientex Bhd	4,814,784	5,280,891
	SEG International BHD	533,828	80,483
#	Serba Dinamik Holdings Bhd	8,429,610	704,901
*	Shangri-La Hotels Malaysia Bhd	440,600	355,584
	Sime Darby Bhd	10,357,087	5,322,709
#	Sime Darby Plantation Bhd	3,806,961	3,217,095
#	Sime Darby Property Bhd	8,644,287	1,198,265
#	SKP Resources Bhd	5,269,025	1,936,910
#	Solarvest Holdings Bhd	188,700	52,099
*	SP Setia Bhd Group	5,043,259	1,486,155
*††	Sumatec Resources Bhd	786,700	169
	Sunway Bhd	7,066,190	2,888,112
#	Sunway Construction Group Bhd	1,648,519	573,697
	Supermax Corp. Bhd	3,106,300	877,228
	Suria Capital Holdings Bhd	261,280	72,882
	Syarikat Takaful Malaysia Keluarga Bhd	2,634,875	2,296,306
#	Ta Ann Holdings Bhd	2,113,023	1,807,538
#	Taliworks Corp. Bhd	2,261,466	490,018
	Tan Chong Motor Holdings Bhd	864,500	232,221
#	TASCO Bhd	288,600	80,812
	Telekom Malaysia Bhd	3,001,102	3,636,643

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Tenaga Nasional Bhd	4,369,181	$9,584,514
#	Thong Guan Industries Bhd	727,200	463,119
	TIME dotCom Bhd	4,991,280	5,089,256
#	Top Glove Corp. Bhd	13,472,960	6,866,230
*	Tropicana Corp. Bhd	5,238,632	1,317,662
#	TSH Resources Bhd	2,642,550	708,136
*	Tune Protect Group Bhd	1,625,100	163,868
#	Uchi Technologies Bhd	1,820,940	1,302,300
*	UEM Edgenta Bhd	1,849,600	694,542
#*	UEM Sunrise Bhd	5,993,645	446,838
#	UMW Holdings Bhd	1,831,906	1,282,541
	United Malacca Bhd	218,650	271,058
#	United Plantations Bhd	360,800	1,209,213
#	UOA Development Bhd	6,098,400	2,385,357
	UWC BHD	157,500	177,679
#*	Velesto Energy Bhd	16,911,192	571,158
	ViTrox Corp. Bhd	1,292,800	2,531,819
#	VS Industry Bhd	816,300	235,406
*	WCT Holdings Bhd	4,188,440	512,084
	Wellcall Holdings Bhd	2,992,950	904,612
	Westports Holdings Bhd	3,449,800	3,162,893
	Yinson Holdings Bhd	2,731,600	3,596,609
*	YNH Property Bhd	4,424,693	2,771,954
	YTL Corp. Bhd	24,909,295	3,305,815
#	YTL Power International Bhd	6,249,387	934,516
TOTAL MALAYSIA			440,099,504
MEXICO — (2.2%)
#*	ALEATICA SAB de CV	54,542	51,229
	Alfa SAB de CV, Class A	27,388,079	19,849,320
	Alpek SAB de CV	3,905,158	4,679,829
#*	Alsea SAB de CV	3,599,991	7,389,161
	America Movil SAB de CV	12,070,111	11,357,420
	America Movil SAB de CV, Sponsored ADR, Class L	3,763,327	70,976,347
	Arca Continental SAB de CV	1,188,713	7,015,412
#*	Axtel SAB de CV	8,993,199	1,477,940
Ω	Banco del Bajio SA	679,111	1,463,703
	Becle SAB de CV	793,064	1,924,222
#	Bolsa Mexicana de Valores SAB de CV	3,351,799	5,726,071
*	Cemex SAB de CV	1,380,264	845,770
*	Cemex SAB de CV, Sponsored ADR	3,538,117	21,653,277
	Coca-Cola Femsa SAB de CV, Sponsored ADR	105,938	5,595,645
#	Coca-Cola Femsa SAB de CV	328,303	1,731,437
	Consorcio ARA SAB de CV	8,701,867	1,716,919
*	Controladora Vuela Cia de Aviacion SAB de CV, ADR	270,308	4,819,592
#*	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,003,438	1,786,225
	Corp Actinver SAB de CV	61,598	36,834
*	Corp Interamericana de Entretenimiento SAB de CV, Class B	222,600	89,782
	Corp. Inmobiliaria Vesta SAB de CV	4,143,250	7,865,507
	Corp. Moctezuma SAB de CV	395,000	1,230,306
#*	Credito Real SAB de CV Sofom ER	1,447,481	386,641
	Cydsa SAB de CV	6,129	4,091
	Dine SAB de CV	7,300	7,002
	El Puerto de Liverpool SAB de CV, Class C1	609,496	2,802,240
*	Elementia Materiales SAB de CV	30,146	26,890
#*††	Empresas ICA SAB de CV	4,691,828	21,835
*	Financiera Independencia SAB de CV SOFOM ENR	122,895	47,661
	Fomento Economico Mexicano SAB de CV	173,842	1,309,040
	Fomento Economico Mexicano SAB de CV, Sponsored ADR	193,230	14,534,761

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
*Ω	Fortaleza Materiales SAB de CV	30,146	$27,160
	GCC SAB de CV	886,680	6,204,783
#	Genomma Lab Internacional SAB de CV, Class B	6,320,048	6,280,831
*	Gentera SAB de CV	6,389,509	4,581,192
	Gruma SAB de CV, Class B	1,158,599	15,151,990
#	Grupo Aeroportuario del Centro Norte SAB de CV	975,444	6,558,286
#	Grupo Aeroportuario del Pacifico SAB de CV, ADR	44,668	6,136,937
#	Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,160,106	15,979,296
#	Grupo Aeroportuario del Sureste SAB de CV, Class B	486,729	9,856,805
#	Grupo Bimbo SAB de CV, Class A	6,316,222	19,798,668
#	Grupo Carso SAB de CV	2,320,926	6,492,022
	Grupo Comercial Chedraui SA de CV	2,931,704	5,943,565
#	Grupo Elektra SAB de CV	275,095	18,003,599
	Grupo Financiero Banorte SAB de CV, Class O	7,259,296	45,917,824
*	Grupo Financiero Inbursa SAB de CV, Class O	7,753,976	11,243,040
*	Grupo GICSA SAB de CV	645,584	68,852
*	Grupo Gigante SAB de CV	41,000	55,752
#	Grupo Herdez SAB de CV	1,880,891	3,080,109
*	Grupo Hotelero Santa Fe SAB de CV	306,056	62,018
	Grupo Industrial Saltillo SAB de CV	277,199	374,383
	Grupo KUO SAB de CV, Class B	271,325	585,582
#	Grupo Mexico SAB de CV, Class B	13,260,948	57,028,248
*	Grupo Pochteca SAB de CV	386,111	129,153
#	Grupo Rotoplas SAB de CV	390,361	502,617
*	Grupo Sanborns SAB de CV	611,992	682,365
*	Grupo Simec SAB de CV, Sponsored ADR	5,555	144,430
#*	Grupo Simec SAB de CV, Class B	1,299,357	11,401,184
	Grupo Televisa SAB, Sponsored ADR	2,138,209	21,873,878
	Grupo Televisa SAB	3,642,271	7,465,349
#*Ω	Grupo Traxion SAB de CV	115,439	182,493
#*	Hoteles City Express SAB de CV	2,213,204	501,050
	Industrias Bachoco SAB de CV, Sponsored ADR	34,937	1,459,319
	Industrias Bachoco SAB de CV, Class B	1,487,230	5,123,258
*	Industrias CH SAB de CV, Class B	2,025,278	19,233,661
#	Industrias Penoles SAB de CV	857,706	9,211,982
#	Kimberly-Clark de Mexico SAB de CV, Class A	4,782,905	6,897,975
#	La Comer SAB de CV	5,361,627	8,824,279
	Megacable Holdings SAB de CV	2,777,758	8,952,169
#*	Minera Frisco SAB de CV, Class A1	5,671,825	948,604
#*Ω	Nemak SAB de CV	15,905,719	4,132,958
	Orbia Advance Corp. SAB de CV	7,707,501	18,054,414
#	Organizacion Cultiba SAB de CV	194,351	112,118
#	Organizacion Soriana SAB de CV, Class B	3,347,298	3,782,505
#	Promotora y Operadora de Infraestructura SAB de CV	1,099,469	8,054,671
	Promotora y Operadora de Infraestructura SAB de CV, Class L	23,958	112,670
#	Qualitas Controladora SAB de CV	1,070,709	5,786,957
	Regional SAB de CV	2,183,274	12,434,120
#	Telesites SAB de CV	5,949,086	6,310,161
#*	Unifin Financiera SAB de CV	1,217,128	1,683,375
*	Vista Oil & Gas SAB de CV, ADR	5,276	33,081
	Vitro SAB de CV, Class A	421,013	444,933
#	Wal-Mart de Mexico SAB de CV	9,200,262	31,207,210
TOTAL MEXICO			633,535,990
NETHERLANDS — (0.0%)
	Prosus NV	39	3,225
PERU — (0.1%)
#*	Aenza SAA, Sponsored ADR	186,787	336,216

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PERU — (Continued)
	Cementos Pacasmayo SAA, ADR	39,716	$260,933
#*	Cia de Minas Buenaventura SAA, ADR	157,251	1,273,733
	Credicorp Ltd.	160,326	22,961,890
	Fossal SAA, ADR	291	719
TOTAL PERU			24,833,491
PHILIPPINES — (0.8%)
	8990 Holdings, Inc.	507,700	110,047
	A Soriano Corp.	818,000	131,065
	Aboitiz Equity Ventures, Inc.	5,760,210	7,110,159
	Aboitiz Power Corp.	4,691,200	3,257,231
	AC Energy Corp.	10,047,120	1,887,603
††	ACR Mining Corp.	11,905	784
*	AgriNurture, Inc.	198,900	18,725
	AllHome Corp.	74,900	12,531
	Alliance Global Group, Inc.	27,490,694	6,907,399
	Alsons Consolidated Resources, Inc.	3,329,000	66,315
*	Apex Mining Co., Inc.	13,799,000	451,115
*	Apollo Global Capital, Inc.	63,520,000	90,104
*	Atlas Consolidated Mining & Development Corp.	3,077,500	364,390
	Ayala Corp.	493,630	8,441,213
	Ayala Land, Inc.	15,360,720	10,846,150
*	AyalaLand Logistics Holdings Corp.	2,284,200	266,132
	Bank of the Philippine Islands	3,332,336	6,411,662
	BDO Unibank, Inc.	5,514,443	14,656,336
*	Belle Corp.	28,836,700	762,644
*	Bloomberry Resorts Corp.	28,586,200	3,521,018
*	Cebu Air, Inc.	2,128,040	1,885,629
*	Cebu Holdings, Inc.	2,065,000	276,319
*Ω	CEMEX Holdings Philippines, Inc.	23,615,267	487,162
	Century Pacific Food, Inc.	5,370,650	2,991,849
	Century Properties Group, Inc.	1,153,062	9,277
	China Banking Corp.	1,704,390	851,562
	COL Financial Group, Inc.	1,337,000	107,542
	Cosco Capital, Inc.	15,058,700	1,546,050
	D&L Industries, Inc.	17,913,600	2,991,452
*	DITO CME Holdings Corp.	99,900	9,956
	DMCI Holdings, Inc.	29,450,300	4,921,972
	DoubleDragon Corp.	3,704,890	506,649
	Eagle Cement Corp.	436,200	120,757
*	East West Banking Corp.	5,879,550	1,080,763
*	EEI Corp.	2,997,700	369,161
	Emperador, Inc.	4,169,500	1,938,433
	Filinvest Development Corp.	267,400	38,787
	Filinvest Land, Inc.	123,503,687	2,639,194
	First Gen Corp.	55,600	30,616
	First Philippine Holdings Corp.	2,595,920	3,558,722
	Global Ferronickel Holdings, Inc.	13,213,756	562,917
*	Global-Estate Resorts, Inc.	488,000	9,087
	Globe Telecom, Inc.	88,745	5,413,108
	GT Capital Holdings, Inc.	328,332	3,681,959
	Holcim Philippines, Inc.	155,100	18,069
*	Integrated Micro-Electronics, Inc.	5,987,440	1,225,960
	International Container Terminal Services, Inc.	3,140,072	12,352,055
	JG Summit Holdings, Inc.	7,450,686	9,116,585
	Jollibee Foods Corp.	1,314,277	6,189,995
	LT Group, Inc.	11,630,200	2,286,720
*	MacroAsia Corp.	1,574,396	167,091
	Manila Electric Co.	617,120	4,063,471

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Manila Water Co., Inc.	10,346,400	$5,086,354
*	Max's Group, Inc.	1,368,500	180,392
*	Megawide Construction Corp.	5,245,270	498,616
	Megaworld Corp.	69,691,300	4,247,017
	Metro Pacific Investments Corp.	55,875,500	4,236,701
	Metropolitan Bank & Trust Co.	4,538,429	5,257,210
	Nickel Asia Corp.	21,346,340	2,483,227
*	Petron Corp.	21,480,000	1,374,358
	Philex Mining Corp.	3,195,250	333,428
*	Philippine National Bank	2,434,366	980,426
	Philippine Stock Exchange, Inc.	84,552	348,680
	Philtown Properties, Inc.	16,675	0
*	Phoenix Petroleum Philippines, Inc.	2,579,970	541,987
*	Pilipinas Shell Petroleum Corp.	1,357,940	507,648
	PLDT, Inc., Sponsored ADR	144,262	5,277,104
	PLDT, Inc.	305,790	11,000,323
	PNB Holdings Corp.	410,332	2,565
	Premium Leisure Corp.	25,386,000	223,703
	Puregold Price Club, Inc.	6,511,880	4,741,724
*	PXP Energy Corp.	2,088,200	244,035
	RFM Corp.	6,096,300	544,322
	Rizal Commercial Banking Corp.	2,919,464	1,175,169
	Robinsons Land Corp.	21,176,618	7,622,967
	Robinsons Retail Holdings, Inc.	2,024,350	2,240,819
	San Miguel Corp.	3,701,730	8,188,948
	San Miguel Food & Beverage, Inc.	616,650	846,256
	Security Bank Corp.	1,480,488	3,124,737
	Semirara Mining & Power Corp.	7,216,400	3,552,637
	Shakey's Pizza Asia Ventures, Inc.	366,600	67,772
	SM Investments Corp.	255,470	4,762,312
	SM Prime Holdings, Inc.	18,021,490	12,462,666
*	Top Frontier Investment Holdings, Inc.	155,417	382,361
	Union Bank of the Philippines	1,862,027	3,678,588
	Universal Robina Corp.	2,445,110	6,103,510
	Vista Land & Lifescapes, Inc.	57,715,800	3,949,382
	Vistamalls, Inc.	912,800	64,785
	Wilcon Depot, Inc.	2,121,200	1,248,322
TOTAL PHILIPPINES			244,342,543
POLAND — (0.8%)
*	11 bit studios SA	1,046	142,555
	AB SA	2,538	31,096
*	Agora SA	209,582	373,795
*	Alior Bank SA	627,709	8,675,204
*Ω	Allegro.eu SA	40,152	372,143
#	Alumetal SA	17,841	251,009
	Amica SA	27,806	737,042
#*	AmRest Holdings SE	225,064	1,389,066
	Apator SA	49,769	231,934
	ASBISc Enterprises PLC	84,777	352,624
	Asseco Poland SA	23,264	468,108
#	Asseco South Eastern Europe SA	4,893	57,149
	Astarta Holding NV	1,023	8,500
	Auto Partner SA	22,386	86,766
	Bank Handlowy w Warszawie SA	150,782	2,334,029
#*	Bank Millennium SA	3,420,050	6,913,267
*	Bank Ochrony Srodowiska SA	54,161	116,293
	Bank Polska Kasa Opieki SA	356,016	11,862,926
*	Benefit Systems SA	485	72,653

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	Bioton SA	193,900	$192,845
#*	Boryszew SA	1,608,272	1,357,953
	Budimex SA	84,247	4,784,025
#*	CCC SA	176,062	3,332,618
#	CD Projekt SA	152,253	6,759,317
	Celon Pharma SA	10,779	76,678
*	CI Games SA	488,928	214,420
#	Ciech SA	228,018	2,359,662
	Cognor Holding SA	35,880	38,328
	ComArch SA	13,973	620,286
	Cyfrowy Polsat SA	899,882	6,951,583
	Develia SA	1,249,758	1,033,829
#*Ω	Dino Polska SA	103,902	8,004,640
	Dom Development SA	16,561	466,822
	Echo Investment SA	10,980	10,922
*	Enea SA	1,819,456	3,426,924
#	Eurocash SA	517,450	1,309,156
#	Fabryki Mebli Forte SA	103,536	1,084,192
#*	Famur SA	694,672	461,324
	Firma Oponiarska Debica SA	16,334	292,089
*	Globe Trade Centre SA	254,305	429,691
*	Grupa Azoty SA	261,273	2,273,576
*	Grupa Azoty Zaklady Chemiczne Police SA	1,659	4,407
	Grupa Kety SA	63,815	9,510,488
*	Grupa Lotos SA	513,607	6,901,239
	ING Bank Slaski SA	90,518	6,008,076
	Inter Cars SA	27,648	3,054,781
#*	Jastrzebska Spolka Weglowa SA	252,667	2,469,992
	Kernel Holding SA	494,413	6,323,504
	KGHM Polska Miedz SA	418,065	14,421,225
	KRUK SA	113,253	9,123,411
	Lentex SA	27,547	63,869
	LiveChat Software SA	12,327	328,247
	LPP SA	5,511	21,555,934
#*	Lubelski Wegiel Bogdanka SA	81,521	621,344
#*	mBank SA	47,614	5,453,014
	Mirbud SA	149,447	148,088
	Neuca SA	1,236	224,026
	NEWAG SA	511	2,400
*	Orange Polska SA	2,490,713	4,822,580
*	PGE Polska Grupa Energetyczna SA	3,285,745	6,189,778
#*	PKP Cargo SA	120,289	388,175
	PlayWay SA	1,207	112,173
*	Polimex-Mostostal SA	106,538	96,833
	Polski Koncern Naftowy Orlen SA	1,297,796	22,682,174
#	Polskie Gornictwo Naftowe i Gazownictwo SA	3,249,638	4,243,680
*	Powszechna Kasa Oszczednosci Bank Polski SA	1,396,785	16,351,201
#	Powszechny Zaklad Ubezpieczen SA	941,770	8,385,209
	Santander Bank Polska SA	64,045	5,502,915
*	Selvita SA	656	11,305
	Stalexport Autostrady SA	676,478	589,318
#*	Tauron Polska Energia SA	7,668,171	4,538,174
	Tim SA	17,238	162,596
#*	VRG SA	1,019,385	987,159
	Warsaw Stock Exchange	91,641	910,365
	Wawel SA	797	95,829
	Wirtualna Polska Holding SA	7,750	254,466
Ω	X-Trade Brokers Dom Maklerski SA	39,594	160,988

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
#*	Zespol Elektrowni Patnow Adamow Konin SA	36,197	$138,503
TOTAL POLAND			242,794,505
QATAR — (0.5%)
	Aamal Co.	8,328,296	2,504,969
	Al Khaleej Takaful Group QSC	1,206,910	1,216,218
	Al Meera Consumer Goods Co. QSC	413,992	2,225,990
	Alijarah Holding Co. QPSC	2,568,406	651,584
	Baladna	2,869,337	1,183,042
	Barwa Real Estate Co.	3,817,369	3,524,331
	Commercial Bank PSQC	2,002,138	3,942,774
	Doha Bank QPSC	3,025,581	2,435,257
	Doha Insurance Co. QSC	332,752	170,498
*	Gulf International Services QSC	4,937,633	2,439,748
	Gulf Warehousing Co.	555,548	702,234
	Industries Qatar QSC	1,020,740	4,718,271
*	Investment Holding Group	3,701,511	1,312,161
	Mannai Corp. QSC	220,757	558,222
	Masraf Al Rayan QSC	5,787,846	7,798,769
	Mazaya Real Estate Development QPSC	5,164,832	1,307,660
	Medicare Group	684,024	1,602,175
	Mesaieed Petrochemical Holding Co.	3,569,250	2,391,684
	Ooredoo QPSC	1,272,705	2,540,951
	Qatar Electricity & Water Co. QSC	1,118,348	5,487,925
*	Qatar First Bank	2,775,672	1,369,912
	Qatar Fuel QSC	647,372	3,378,762
	Qatar Gas Transport Co. Ltd.	9,847,774	9,771,886
	Qatar Industrial Manufacturing Co. QSC	237,201	214,872
*	Qatar Insurance Co. SAQ	1,499,746	1,078,839
	Qatar International Islamic Bank QSC	1,607,834	4,414,213
	Qatar Islamic Bank SAQ	2,538,182	13,656,507
	Qatar Islamic Insurance Group	38,315	85,711
	Qatar National Bank QPSC	6,464,350	38,841,946
	Qatar National Cement Co. QSC	613,009	941,573
	Qatar Navigation QSC	963,028	2,312,890
*	Salam International Investment Ltd. QSC	7,160,288	1,708,685
	United Development Co. QSC	12,761,195	5,839,801
	Vodafone Qatar QSC	8,714,745	4,224,882
	Widam Food Co.	342,758	332,482
	Zad Holding Co.	32,599	148,711
TOTAL QATAR			137,036,135
RUSSIA — (0.9%)
	Etalon Group PLC,GDR	415,978	506,253
	Gazprom PJSC,Sponsored ADR	4,512,952	39,274,152
	Globaltrans Investment PLC,GDR	391,653	2,743,421
	Lukoil PJSC,Sponsored ADR	627,750	56,213,573
	Magnitogorsk Iron & Steel Works PJSC,GDR	604,821	6,318,237
*	Mechel PJSC, Sponsored ADR	137,372	402,499
	MMC Norilsk Nickel PJSC,ADR	1,014,840	28,687,976
	Mobile TeleSystems PJSC, Sponsored ADR	279,109	2,132,393
	Novatek PJSC,GDR	35,141	7,402,654
	Novolipetsk Steel PJSC,GDR	199,492	5,536,195
	PhosAgro PJSC,GDR	288,361	5,784,768
	Polyus PJSC, GDR	30,972	2,415,816
	QIWI PLC, Sponsored ADR	11,594	86,607
	Ros Agro PLC,GDR	136,289	1,855,068
	Rosneft Oil Co. PJSC,GDR	2,210,210	16,470,495

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
RUSSIA — (Continued)
	Rostelecom PJSC,Sponsored ADR	405,087	$2,295,474
	RusHydro PJSC,ADR	4,546,575	4,134,173
	Sberbank of Russia PJSC,Sponsored ADR	3,144,384	44,096,588
	Severstal PAO,GDR	286,030	5,639,696
	Tatneft PJSC,Sponsored ADR	412,671	16,003,668
*	VEON Ltd., ADR	1,741,608	2,490,499
*	VK Co. Ltd.,GDR	123,722	993,934
	VTB Bank PJSC,GDR	7,638,337	8,684,396
	X5 Retail Group NV,GDR	220,443	4,984,151
TOTAL RUSSIA			265,152,686
SAUDI ARABIA — (3.2%)
*	Abdul Mohsen Al-Hokair Tourism and Development Co.	14,979	74,178
	Abdullah Al Othaim Markets Co.	234,081	6,599,914
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	58,106	665,221
	Advanced Petrochemical Co.	380,210	7,628,113
*	Al Alamiya for Cooperative Insurance Co.	122,383	767,201
	Al Babtain Power & Telecommunication Co.	200,468	1,808,575
*	Al Etihad Cooperative Insurance Co.	220,461	1,189,766
*	Al Gassim Investment Holding Co.	6,913	47,140
	Al Hammadi Co. for Development & Investment	310,733	3,490,253
*	Al Hassan Ghazi Ibrahim Shaker Co.	209,080	1,351,019
*	Al Jouf Cement Co.	681,139	2,016,045
*	Al Kathiri Holding Co.	25,010	495,700
	Al Khaleej Training & Education Co.	365,076	1,930,933
	Al Moammar Information Systems Co.	109,777	4,716,461
	Al Rajhi Bank	2,676,919	106,307,348
*	Al Rajhi Co. for Co-operative Insurance	197,860	4,425,143
*	Al Sagr Cooperative Insurance Co.	133,735	583,177
	Al Yamamah Steel Industries Co.	186,662	2,261,816
*	AlAbdullatif Industrial Investment Co.	229,644	1,838,881
	Alandalus Property Co.	348,559	1,786,078
	Alaseel Co.	78,337	1,095,142
	Aldrees Petroleum & Transport Services Co.	202,177	4,224,321
	Alinma Bank	4,945,682	39,652,667
*	AlJazira Takaful Ta'awuni Co.	253,052	1,416,522
*	Allianz Saudi Fransi Cooperative Insurance Co.	232,573	1,615,637
	Almarai Co. JSC	785,684	10,312,407
	Alujain Holding	149,576	2,487,099
	Arab National Bank	652,206	4,826,634
	Arabian Cement Co.	504,988	5,484,956
	Arabian Centres Co. Ltd.	506,493	3,107,700
*	Arabian Shield Cooperative Insurance Co.	199,988	1,250,003
	Arriyadh Development Co.	909,703	6,582,714
*	Aseer Trading Tourism & Manufacturing Co.	539,136	3,186,450
	Astra Industrial Group	305,110	3,497,755
	Ataa Educational Co.	2,929	50,522
*	AXA Cooperative Insurance Co.	233,983	2,145,174
	Baazeem Trading Co.	21,133	646,805
*	Bank AlBilad	1,600,095	23,784,240
	Bank Al-Jazira	3,355,487	20,835,544
	Banque Saudi Fransi	454,575	6,375,464
*	Basic Chemical Industries Ltd.	97,050	1,115,087
*	Batic Investments & Logistic Co.	107,478	675,525
	Bawan Co.	215,746	2,124,371
	Bupa Arabia for Cooperative Insurance Co.	231,255	9,183,166
*	Buruj Cooperative Insurance Co.	138,619	861,148
*	Chubb Arabia Cooperative Insurance Co.	93,755	852,377
	City Cement Co.	666,307	4,184,596

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Co. for Cooperative Insurance	346,368	$7,215,122
	Dallah Healthcare Co.	178,674	4,161,296
*	Dar Al Arkan Real Estate Development Co.	5,254,765	14,478,649
	Dr Sulaiman Al Habib Medical Services Group Co.	66,475	2,936,896
*	Dur Hospitality Co.	439,041	3,902,675
	Eastern Province Cement Co.	363,513	4,403,604
	Electrical Industries Co.	170,396	1,359,660
*	Emaar Economic City	3,351,607	11,571,374
	Etihad Etisalat Co.	2,037,051	17,727,133
*	Fawaz Abdulaziz Al Hokair & Co.	201,472	889,265
	Fitaihi Holding Group	100,827	1,278,853
*	Gulf General Cooperative Insurance Co.	160,376	519,699
*	Gulf Union Cooperative Insurance Co.	84,802	369,122
	Hail Cement Co.	486,243	1,823,774
	Halwani Brothers Co.	108,150	2,730,169
	Herfy Food Services Co.	139,325	2,388,003
	Jarir Marketing Co.	177,929	9,574,840
*	Jazan Energy & Development Co.	179,806	999,375
*	L'Azurde Co. for Jewelry	125,645	722,074
	Leejam Sports Co. JSC	126,253	4,009,579
	Maharah Human Resources Co.	166,826	3,581,964
*	Malath Cooperative Insurance Co.	129,275	955,564
*	Mediterranean & Gulf Insurance & Reinsurance Co.	355,051	1,794,959
*	Methanol Chemicals Co.	309,040	3,197,751
*	Middle East Healthcare Co.	236,525	2,189,552
*	Middle East Paper Co.	270,159	3,727,529
*	Middle East Specialized Cables Co.	113,011	641,949
*	Mobile Telecommunications Co. Saudi Arabia	4,322,304	15,483,750
	Mouwasat Medical Services Co.	140,254	7,414,463
	Najran Cement Co.	894,100	4,477,049
*	Nama Chemicals Co.	120,588	1,302,734
*	National Agriculture Development Co.	359,322	3,172,888
	National Co. for Glass Industries	101,650	1,268,813
	National Co. for Learning & Education	44,485	786,246
	National Gas & Industrialization Co.	167,713	2,422,561
	National Gypsum	102,046	1,341,887
*	National Industrialization Co.	2,684,654	16,383,661
	National Medical Care Co.	134,953	2,452,464
	National Petrochemical Co.	363,467	4,129,159
	Northern Region Cement Co.	877,440	3,249,077
	Qassim Cement Co.	236,490	5,042,570
*	Rabigh Refining & Petrochemical Co.	1,743,063	11,375,599
	Riyad Bank	2,560,842	23,281,732
	SABIC Agri-Nutrients Co.	411,182	18,641,995
	Sahara International Petrochemical Co.	1,832,828	21,201,202
*	Salama Cooperative Insurance Co.	109,315	557,111
*	Saudi Arabian Cooperative Insurance Co.	148,367	873,888
*	Saudi Arabian Mining Co.	1,092,434	26,922,708
	Saudi Automotive Services Co.	214,971	2,246,923
	Saudi Basic Industries Corp.	1,427,200	47,773,417
	Saudi British Bank	1,507,493	16,190,572
	Saudi Cement Co.	398,257	5,964,670
	Saudi Ceramic Co.	330,165	4,926,814
	Saudi Chemical Co. Holding	342,199	3,190,275
	Saudi Co. For Hardware CJSC	140,227	2,002,358
	Saudi Electricity Co.	1,468,628	10,326,946
*	Saudi Ground Services Co.	335,473	3,046,204
	Saudi Industrial Investment Group	1,097,807	10,039,010
	Saudi Industrial Services Co.	396,200	3,563,720

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Investment Bank	367,694	$2,211,699
*	Saudi Kayan Petrochemical Co.	4,331,074	22,846,736
*	Saudi Marketing Co.	179,968	1,501,372
	Saudi National Bank	3,042,429	59,985,855
*	Saudi Paper Manufacturing Co.	41,137	552,565
	Saudi Pharmaceutical Industries & Medical Appliances Corp.	167,389	1,825,391
*	Saudi Printing & Packaging Co.	128,592	829,813
*	Saudi Public Transport Co.	456,478	2,925,411
*	Saudi Re for Cooperative Reinsurance Co.	455,091	2,258,416
*	Saudi Real Estate Co.	618,374	3,503,148
*	Saudi Research & Media Group	254,137	16,370,233
*	Saudi Steel Pipe Co.	45,277	336,262
	Saudi Telecom Co.	1,405,483	44,217,949
	Saudia Dairy & Foodstuff Co.	79,001	3,439,748
	Savola Group	1,250,906	11,403,309
*	Seera Group Holding	1,317,774	6,935,347
	Southern Province Cement Co.	288,851	5,389,378
*	Tabuk Cement Co.	447,824	2,156,178
*	Takween Advanced Industries Co.	221,050	1,119,880
	Umm Al-Qura Cement Co.	334,344	2,260,080
	United Electronics Co.	174,531	6,514,073
	United International Transportation Co.	219,395	2,946,902
	United Wire Factories Co.	96,359	822,328
*	Walaa Cooperative Insurance Co.	328,885	1,740,836
*	Yamama Cement Co.	809,333	5,843,577
	Yanbu Cement Co.	323,300	3,372,726
	Yanbu National Petrochemical Co.	636,825	11,579,579
	Zahrat Al Waha For Trading Co.	60,231	1,475,580
*	Zamil Industrial Investment Co.	295,313	2,402,695
TOTAL SAUDI ARABIA			930,526,950
SOUTH AFRICA — (4.1%)
	Absa Group Ltd.	3,295,366	36,520,050
	Adcock Ingram Holdings Ltd.	465,404	1,540,222
*	Adcorp Holdings Ltd.	391,159	144,186
	Advtech Ltd.	4,470,911	4,458,399
	AECI Ltd.	1,321,609	9,803,450
	African Rainbow Minerals Ltd.	957,024	14,251,007
	Afrimat Ltd.	139,799	543,035
#	Alexander Forbes Group Holdings Ltd.	1,888,341	521,083
	Altron Ltd., Class A	390,373	210,698
	Alviva Holdings Ltd.	1,103,920	1,225,496
#	Anglo American Platinum Ltd.	132,807	16,091,450
#	AngloGold Ashanti Ltd., Sponsored ADR	1,713,634	31,839,320
*	ArcelorMittal South Africa Ltd.	245,504	162,540
	Aspen Pharmacare Holdings Ltd.	1,605,623	21,631,039
	Astral Foods Ltd.	341,091	3,801,491
#	AVI Ltd.	1,726,176	8,587,795
	Balwin Properties Ltd.	21,544	4,474
	Barloworld Ltd.	2,666,009	23,085,954
	Bid Corp. Ltd.	838,066	18,112,816
	Bidvest Group Ltd.	1,490,973	18,280,435
*	Blue Label Telecoms Ltd.	3,048,618	1,015,343
#*	Brait PLC	4,298,176	1,353,593
	Capitec Bank Holdings Ltd.	113,534	14,946,270
	Cashbuild Ltd.	180,524	3,291,470
	Caxton & CTP Publishers & Printers Ltd.	47,312	27,243
#*	City Lodge Hotels Ltd.	2,568,600	871,667
	Clicks Group Ltd.	974,514	18,661,948

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Coronation Fund Managers Ltd.	1,481,435	$4,935,067
#*	Curro Holdings Ltd.	618,170	542,500
	DataTec Ltd.	3,865,502	9,594,090
Ω	Dis-Chem Pharmacies Ltd.	593,433	1,375,380
#*	Discovery Ltd.	1,730,586	17,488,740
*	Distell Group Holdings Ltd.	348,539	3,835,389
	DRDGOLD Ltd.	13,572	10,777
*	enX Group Ltd.	132,524	72,274
	Exxaro Resources Ltd.	1,131,874	12,244,617
#*	Famous Brands Ltd.	466,299	2,161,104
	FirstRand Ltd.	13,579,130	54,738,835
	Foschini Group Ltd.	1,913,378	16,025,201
#	Gold Fields Ltd., Sponsored ADR	3,858,816	40,903,450
	Grand Parade Investments Ltd.	370,203	65,779
#*	Grindrod Ltd.	3,310,046	1,008,103
	Grindrod Shipping Holdings Ltd.	91,890	1,456,116
	Harmony Gold Mining Co. Ltd.	1,159,704	4,235,767
#	Harmony Gold Mining Co. Ltd., Sponsored ADR	3,342,479	11,999,500
	Hudaco Industries Ltd.	248,189	2,203,159
	Impala Platinum Holdings Ltd.	3,873,220	59,712,886
#	Imperial Logistics Ltd.	1,640,662	6,908,893
#	Investec Ltd.	1,611,785	9,105,262
	Italtile Ltd.	481,636	485,562
#	JSE Ltd.	655,085	4,981,017
	KAP Industrial Holdings Ltd.	9,558,403	2,646,662
	Kumba Iron Ore Ltd.	190,854	6,809,150
#	Lewis Group Ltd.	1,060,706	3,354,397
*	Liberty Holdings Ltd.	1,269,525	8,144,248
	Life Healthcare Group Holdings Ltd.	9,670,466	14,206,170
	Long4Life Ltd.	1,677,020	630,923
#*	Massmart Holdings Ltd.	755,290	2,727,635
	Merafe Resources Ltd.	162,931	13,743
	Metair Investments Ltd.	1,524,402	2,863,856
	MiX Telematics Ltd., Sponsored ADR	40,982	486,866
	Momentum Metropolitan Holdings	8,757,769	11,461,809
	Motus Holdings Ltd.	263,745	2,005,729
*	Mpact Ltd.	1,398,914	3,205,061
#	Mr Price Group Ltd.	864,951	11,499,064
*	MTN Group Ltd.	11,855,373	149,092,254
#	MultiChoice Group	984,391	8,073,532
*	Murray & Roberts Holdings Ltd.	2,795,832	2,489,871
#*	Nampak Ltd.	4,887,210	1,169,933
#	Naspers Ltd., Class N	149,977	24,243,495
	Nedbank Group Ltd.	2,152,880	26,791,171
#	NEPI Rockcastle PLC	1,299,977	8,840,177
#	Netcare Ltd.	6,793,879	6,574,585
	Ninety One Ltd.	1,014,684	3,472,816
#*	Northam Platinum Holdings Ltd.	1,634,544	21,632,670
	Oceana Group Ltd.	716,490	2,670,579
	Old Mutual Ltd.	4,390,195	3,956,103
	Omnia Holdings Ltd.	1,466,553	5,877,064
#Ω	Pepkor Holdings Ltd.	421,770	621,891
	Pick n Pay Stores Ltd.	2,306,562	7,669,420
*	PPC Ltd.	8,902,044	2,639,207
#*	PSG Group Ltd.	881,024	4,802,084
	PSG Konsult Ltd.	39,653	36,070
	Raubex Group Ltd.	1,637,434	3,986,848
	RCL Foods Ltd.	218,443	192,304
	Reunert Ltd.	1,610,889	5,018,098

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	RFG Holdings Ltd.	538,736	$475,720
	Royal Bafokeng Platinum Ltd.	552,294	5,882,005
	Sanlam Ltd.	6,144,089	25,243,346
	Santam Ltd.	237,402	4,167,486
#*	Sappi Ltd.	5,344,423	14,985,845
*	Sasol Ltd.	1,445,051	32,531,555
#*	Sasol Ltd., Sponsored ADR	570,876	12,741,952
	Shoprite Holdings Ltd.	1,404,768	19,219,874
	Sibanye Stillwater Ltd.	9,218,585	34,361,095
#	Sibanye Stillwater Ltd., ADR	1,242,582	18,626,309
	SPAR Group Ltd.	1,048,952	11,471,044
#	Spur Corp. Ltd.	574,906	852,136
	Standard Bank Group Ltd.	4,365,971	42,612,690
#*	Steinhoff International Holdings NV	8,464,022	2,682,724
*	Sun International Ltd.	1,925,862	3,379,854
#	Super Group Ltd.	4,577,043	9,950,287
*	Telkom SA SOC Ltd.	2,700,670	8,703,753
	Tiger Brands Ltd.	1,120,540	13,346,164
#*	Tongaat Hulett Pvt Ltd.	647,247	189,397
	Transaction Capital Ltd.	1,472,330	4,155,680
*	Trencor Ltd.	752,676	239,763
	Truworths International Ltd.	1,941,764	7,157,337
*	Tsogo Sun Gaming Ltd.	2,560,244	1,849,955
*	Tsogo Sun Hotels Ltd.	45,493	9,816
	Vodacom Group Ltd.	1,673,437	16,062,897
#	Wilson Bayly Holmes-Ovcon Ltd.	596,786	4,322,330
	Woolworths Holdings Ltd.	3,952,154	13,654,710
TOTAL SOUTH AFRICA			1,185,853,151
SOUTH KOREA — (13.0%)
*	3S Korea Co. Ltd.	69,140	158,862
*	ABco Electronics Co. Ltd.	47,446	465,300
*	Able C&C Co. Ltd.	38,686	178,171
*	ABOV Semiconductor Co. Ltd.	76,705	889,282
#*	Abpro Bio Co. Ltd.	780,310	505,333
#*	Actoz Soft Co. Ltd.	27,329	283,256
	Actro Co. Ltd.	1,907	13,115
*	ADTechnology Co. Ltd.	5,361	92,590
*	Advanced Digital Chips, Inc.	170,392	91,368
	Advanced Nano Products Co. Ltd.	23,322	1,008,949
#	Advanced Process Systems Corp.	46,510	890,615
	Aekyung Chemical Co. Ltd.	95,349	783,007
#	Aekyung Industrial Co. Ltd.	27,397	371,667
*	AeroSpace Technology of Korea, Inc.	15,920	78,785
	AfreecaTV Co. Ltd.	47,915	6,285,779
*	AFW Co. Ltd.	24,067	124,149
#*	Agabang&Company	129,782	469,259
	Ahn-Gook Pharmaceutical Co. Ltd.	30,978	253,655
#	Ahnlab, Inc.	26,388	1,703,453
*	Air Busan Co. Ltd.	14,679	25,606
	AJ Networks Co. Ltd.	129,852	539,112
#*	Ajin Industrial Co. Ltd.	222,120	534,151
	AJINEXTEK Co. Ltd.	13,275	174,782
	AK Holdings, Inc.	34,481	491,036
*	Alpha Holdings, Inc.	48,223	106,642
*	Alteogen, Inc.	31,779	1,290,541
*	ALUKO Co. Ltd.	318,003	956,063
*	Amicogen, Inc.	28,069	618,589
*	Aminologics Co. Ltd.	122,330	196,229

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Amo Greentech Co. Ltd.	7,753	$66,948
#	Amorepacific Corp.	68,149	8,888,080
	Amorepacific Group	135,045	4,647,011
*	Amotech Co. Ltd.	32,159	649,378
*	Anam Electronics Co. Ltd.	233,265	411,020
#*	Ananti, Inc.	157,439	1,161,191
*	Anterogen Co. Ltd.	4,330	97,034
*	Apact Co. Ltd.	32,438	148,501
*	Aprogen Healthcare & Games, Inc.	294,686	145,696
*	Aprogen Medicines, Inc.	71,845	86,858
*	Aprogen pharmaceuticals, Inc.	1,027,692	638,527
*	APS Holdings Corp.	73,111	685,833
*	Asia Business Daily Co. Ltd.	67,407	193,295
#	Asia Cement Co. Ltd.	12,482	1,485,833
	ASIA Holdings Co. Ltd.	8,398	942,445
	Asia Pacific Satellite, Inc.	18,143	197,284
	Asia Paper Manufacturing Co. Ltd.	39,622	1,585,723
*	Asiana Airlines, Inc.	65,155	982,985
	Atec Co. Ltd.	21,173	328,748
#*	A-Tech Solution Co. Ltd.	36,570	438,068
	Atinum Investment Co. Ltd.	233,113	952,431
#*	AUK Corp.	162,034	392,544
#	Aurora World Corp.	31,833	265,846
	Austem Co. Ltd.	119,678	197,878
#	Autech Corp.	58,656	510,520
	Avaco Co. Ltd.	79,791	723,638
	Avatec Co. Ltd.	14,678	234,874
	Baiksan Co. Ltd.	48,293	353,102
*††	Barun Electronics Co. Ltd.	8,951	29,097
*	Barunson Entertainment & Arts Corp.	258,273	288,847
#*	Bcworld Pharm Co. Ltd.	29,936	314,235
	Benoholdings, Inc.	3,522	10,927
	BGF Co. Ltd.	251,325	978,174
	BGF retail Co. Ltd.	19,932	2,700,028
*	BH Co. Ltd.	135,754	2,471,047
*	BHI Co. Ltd.	32,827	107,121
#*	Binex Co. Ltd.	89,565	1,083,218
	Binggrae Co. Ltd.	30,175	1,342,242
*	Biolog Device Co. Ltd.	111,345	195,746
#*	BioSmart Co. Ltd.	73,541	441,525
*	Biotoxtech Co. Ltd.	41,407	234,300
	BIT Computer Co. Ltd.	42,093	324,009
	Bixolon Co. Ltd.	15,244	83,972
*	Bluecom Co. Ltd.	81,486	791,705
	BNK Financial Group, Inc.	1,131,863	7,633,900
#	Boditech Med, Inc.	67,363	861,457
*	Bohae Brewery Co. Ltd.	424,511	288,007
	BoKwang Industry Co. Ltd.	62,071	318,807
	Bolak Co. Ltd.	39,990	60,139
	Bookook Securities Co. Ltd.	8,890	176,230
	Boryung Pharmaceutical Co. Ltd.	126,829	1,285,917
*	Bosung Power Technology Co. Ltd.	152,717	493,978
*	Bridge Biotherapeutics, Inc.	14,251	134,016
*	Bubang Co. Ltd.	36,879	67,451
*	Bukwang Pharmaceutical Co. Ltd.	105,235	943,481
	Busan Industrial Co. Ltd.	1,322	90,654
	BusinessOn Communication Co. Ltd.	7,502	71,547
	BYC Co. Ltd.	354	133,769
*	BYON Co. Ltd.	156,448	123,606

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Byucksan Corp.	191,136	$517,310
#*	Cafe24 Corp.	34,046	606,820
*	CammSys Corp.	337,355	487,862
	Camus Engineering & Construction, Inc.	110,067	235,919
	Cape Industries Ltd.	7,379	27,571
*	Capro Corp.	235,840	780,052
#	Caregen Co. Ltd.	12,761	682,124
*	Carelabs Co. Ltd.	29,867	205,769
	Cell Biotech Co. Ltd.	16,810	214,662
	Celltrion Healthcare Co. Ltd.	95,822	5,062,698
*	Celltrion Pharm, Inc.	28,251	1,963,400
#	Celltrion, Inc.	208,590	26,510,569
*	Cellumed Co. Ltd.	38,751	188,009
*	Central Motek Co. Ltd.	13,167	223,458
*	Chabiotech Co. Ltd.	94,810	1,337,669
#	Changhae Ethanol Co. Ltd.	22,808	236,655
*	Charm Engineering Co. Ltd.	193,835	209,398
*	Cheil Bio Co. Ltd.	41,144	90,996
	Cheil Worldwide, Inc.	361,815	6,661,783
*	Chemon, Inc.	57,194	132,875
#	Chemtronics Co. Ltd.	87,309	2,077,216
#*	Chemtros Co. Ltd.	42,601	341,943
	Cheryong Electric Co. Ltd.	36,800	143,790
#*	ChinHung International, Inc.	246,030	396,496
	Chinyang Holdings Corp.	108,748	330,463
	Chips&Media, Inc.	12,908	251,587
*	Choa Pharmaceutical Co.	83,140	235,652
*	Choil Aluminum Co. Ltd.	116,210	197,602
	Chokwang Paint Ltd.	41,828	301,470
	Chong Kun Dang Pharmaceutical Corp.	38,383	2,985,612
	Chongkundang Holdings Corp.	18,849	1,076,877
#*	Choong Ang Vaccine Laboratory	25,530	283,914
*	CHOROKBAEM Co. Co. Ltd.	169,486	144,982
*	Chorokbaem Media Co. Ltd.	499,529	992,242
	Chosun Refractories Co. Ltd.	3,426	217,290
#	Chunbo Co. Ltd.	7,620	1,668,728
	Chungdahm Learning, Inc.	41,020	1,115,371
*	CITYLABS Co. Ltd.	45,143	30,097
	CJ CheilJedang Corp.	47,686	13,831,550
	CJ Corp.	119,039	7,956,650
	CJ ENM Co. Ltd.	47,401	4,914,405
*	CJ Freshway Corp.	45,703	1,183,329
*	CJ Logistics Corp.	37,782	3,668,972
#*	CJ Seafood Corp.	101,038	301,450
#	CKD Bio Corp.	21,707	588,775
#	Classys, Inc.	60,768	793,134
*	Clean & Science Co. Ltd.	39,422	590,041
#*	CLIO Cosmetics Co. Ltd.	14,021	191,825
#*	Cloud Air Co. Ltd.	207,608	234,159
#*	CMG Pharmaceutical Co. Ltd.	261,029	708,723
*	CoAsia Corp.	39,329	320,226
*	CoAsia Optics Corp.	30,000	57,434
*	CODI-M Co. Ltd.	1,382,013	222,337
*	Com2uS Holdings Corp.	10,377	1,371,412
#*	Com2uSCorp	30,341	3,105,605
*	Commax Co. Ltd.	59,316	224,209
*	Comtec Systems Co. Ltd.	265,818	204,829
*	Coreana Cosmetics Co. Ltd.	107,894	318,064
*	Corentec Co. Ltd.	15,021	123,787

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Cosmax BTI, Inc.	18,769	$184,218
*	COSMAX NBT, Inc.	50,417	217,658
#*	Cosmax, Inc.	44,101	2,672,236
*	Cosmecca Korea Co. Ltd.	29,187	318,750
*	CosmoAM&T Co. Ltd.	69,185	2,352,645
*	Cosmochemical Co. Ltd.	47,412	509,782
	Coway Co. Ltd.	200,792	11,568,008
#	Coweaver Co. Ltd.	28,980	189,504
#	Cowell Fashion Co. Ltd.	194,887	1,326,597
	Cowintech Co. Ltd.	12,020	300,120
	Creas F&C Co. Ltd.	7,915	289,228
#*	Creative & Innovative System	130,591	1,654,888
	Crown Confectionery Co. Ltd.	19,479	139,233
	CROWNHAITAI Holdings Co. Ltd.	49,318	347,703
#*	CrystalGenomics, Inc.	183,222	789,652
*	CS Bearing Co. Ltd.	9,360	101,666
#	CS Wind Corp.	58,693	2,367,335
*	CTC BIO, Inc.	54,395	449,754
	Cuckoo Holdings Co. Ltd.	31,845	460,016
	Cuckoo Homesys Co. Ltd.	33,059	958,213
*	Curexo, Inc.	20,598	140,477
*	Curo Co. Ltd.	458,866	162,838
*	CUROCOM Co. Ltd.	144,373	124,558
	Cymechs, Inc.	29,356	430,298
*	D&C Media Co. Ltd.	3,081	85,236
#	D.I Corp.	80,638	550,596
*	DA Technology Co. Ltd.	8,114	46,929
	Dae Han Flour Mills Co. Ltd.	6,711	811,229
	Dae Hwa Pharmaceutical Co. Ltd.	37,256	254,677
	Dae Hyun Co. Ltd.	179,333	302,586
	Dae Won Chemical Co. Ltd.	127,040	348,271
	Dae Won Kang Up Co. Ltd.	220,492	583,974
*	Dae Young Packaging Co. Ltd.	322,708	611,477
*	Dae Yu Co. Ltd.	13,432	60,531
#	Daea TI Co. Ltd.	256,268	1,046,643
*	Daebo Magnetic Co. Ltd.	1,540	76,069
	Daebongls Co. Ltd.	18,298	122,695
#*	Daechang Co. Ltd.	411,555	564,609
	Daechang Forging Co. Ltd.	18,020	124,303
*	Daechang Solution Co. Ltd.	233,429	82,308
	Daedong Corp.	137,516	1,292,264
	Daeduck Electronics Co. Ltd.	81,787	1,539,960
*	Daehan New Pharm Co. Ltd.	84,566	724,271
	Daehan Steel Co. Ltd.	87,799	1,404,882
*	DAEHO AL Co. Ltd.	28,213	80,668
*	Dae-Il Corp.	50,906	241,768
	Daejoo Co. Ltd.	28,720	40,728
	Daejoo Electronic Materials Co. Ltd.	40,099	3,010,120
	Daejung Chemicals & Metals Co. Ltd.	9,276	135,169
	Daekyo Co. Ltd.	103,434	306,290
*	Daelim B&Co Co. Ltd.	63,415	374,090
*	Daemyung Sonoseason Co. Ltd.	130,075	114,603
#	Daeryuk Can Co. Ltd.	73,845	301,767
#	Daesang Corp.	180,308	3,353,933
	Daesang Holdings Co. Ltd.	116,639	838,341
*	Daesung Eltec Co. Ltd.	168,466	116,513
	Daesung Energy Co. Ltd.	13,173	85,632
*	Daesung Fine Tech Co. Ltd.	63,349	131,820
*	Daesung Holdings Co. Ltd.	27,990	1,111,076

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Daesung Industrial Co. Ltd.	102,667	$345,877
*	Daesung Private Equity, Inc.	60,041	128,576
*	Daewon Cable Co. Ltd.	143,273	212,840
#*	Daewon Media Co. Ltd.	40,179	588,422
	Daewon Pharmaceutical Co. Ltd.	113,210	1,382,836
	Daewon San Up Co. Ltd.	74,525	384,836
#*	Daewoo Electronic Components Co. Ltd.	117,721	217,222
*	Daewoo Engineering & Construction Co. Ltd.	864,251	4,139,527
*	Daewoo Shipbuilding & Marine Engineering Co. Ltd.	221,872	3,725,011
	Daewoong Co. Ltd.	76,207	1,563,730
	Daewoong Pharmaceutical Co. Ltd.	10,423	1,148,211
*	Dahaam E-Tec Co. Ltd.	1,420	129,573
	Daihan Pharmaceutical Co. Ltd.	42,577	971,236
	Daishin Information & Communication	67,690	78,931
	Daishin Securities Co. Ltd.	218,995	3,074,570
*	Daiyang Metal Co. Ltd.	36,494	129,837
#*	Danal Co. Ltd.	227,028	1,906,161
#	Danawa Co. Ltd.	37,501	736,912
*	Daou Data Corp.	128,774	1,452,977
	Daou Technology, Inc.	220,228	3,768,657
*	Dasan Networks, Inc.	123,965	596,698
#	Dawonsys Co. Ltd.	86,912	2,085,429
#*	Dayou Automotive Seat Technology Co. Ltd.	397,667	385,277
*	Dayou Plus Co. Ltd.	397,817	446,329
	DB Financial Investment Co. Ltd.	254,590	1,380,491
#	DB HiTek Co. Ltd.	159,454	10,186,320
	DB Insurance Co. Ltd.	394,302	19,750,605
*	DB, Inc.	744,696	542,590
	DCM Corp.	29,903	560,908
	Dentium Co. Ltd.	19,275	909,809
#	Deutsch Motors, Inc.	184,790	1,094,611
#*	Development Advance Solution Co. Ltd.	31,713	125,136
	Device ENG Co. Ltd.	13,964	288,388
*	Dexter Studios Co. Ltd.	13,549	243,378
	DGB Financial Group, Inc.	1,059,765	8,193,891
	DHP Korea Co. Ltd.	62,019	373,131
	DI Dong Il Corp.	9,233	1,722,828
	Digital Chosun Co. Ltd.	98,164	242,195
	Digital Daesung Co. Ltd.	35,355	241,439
*	Digital Imaging Technology Co. Ltd.	6,500	49,020
#*	DIO Corp.	47,458	1,368,627
	Display Tech Co. Ltd.	15,091	92,236
	DL Construction Co. Ltd.	18,618	437,506
*	DL E&C Co. Ltd.	94,526	9,304,887
#	DL Holdings Co. Ltd.	75,397	3,562,759
*	DMS Co. Ltd.	102,584	547,519
	DNF Co. Ltd.	29,019	470,260
	Dohwa Engineering Co. Ltd.	7,097	44,019
	Dong A Eltek Co. Ltd.	49,726	399,014
	Dong Ah Tire & Rubber Co. Ltd.	29,142	265,974
	Dong-A Hwasung Co. Ltd.	31,959	276,209
	Dong-A Socio Holdings Co. Ltd.	11,057	920,144
	Dong-A ST Co. Ltd.	25,672	1,404,409
#	Dong-Ah Geological Engineering Co. Ltd.	82,004	1,181,232
#*	Dongbang Transport Logistics Co. Ltd.	222,289	593,417
	Dongbu Corp.	65,579	756,152
#	Dongil Industries Co. Ltd.	12,246	1,608,693
#*	Dongjin Semichem Co. Ltd.	221,376	7,336,258
	Dongkoo Bio & Pharma Co. Ltd.	56,383	325,538

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	DongKook Pharmaceutical Co. Ltd.	114,750	$1,929,529
	Dongkuk Industries Co. Ltd.	285,557	749,024
#	Dongkuk Steel Mill Co. Ltd.	462,040	5,763,261
	Dongkuk Structures & Construction Co. Ltd.	143,610	718,495
	Dongsin Engineering & Construction	2,398	59,857
#	Dongsuh Cos., Inc.	76,082	1,611,011
	Dongsung Chemical Co. Ltd.	232,300	888,003
	Dongsung Finetec Co. Ltd.	67,376	578,373
*	Dongsung Pharmaceutical Co. Ltd.	9,683	65,331
#*	Dongwha Enterprise Co. Ltd.	23,883	1,396,622
#	Dongwha Pharm Co. Ltd.	79,734	780,086
	Dongwon Development Co. Ltd.	389,891	1,564,145
	Dongwon F&B Co. Ltd.	9,285	1,397,359
	Dongwon Industries Co. Ltd.	11,680	2,145,515
#	Dongwon Systems Corp.	29,846	1,311,363
*	Dongwoo Farm To Table Co. Ltd.	15,270	37,653
	Dongwoon Anatech Co. Ltd.	34,048	244,897
	Dongyang E&P, Inc.	46,307	642,503
*	Dongyang Steel Pipe Co. Ltd.	301,477	276,591
*	Doosan Bobcat, Inc.	136,980	4,295,584
	Doosan Co. Ltd.	47,691	3,904,810
#*	Doosan Fuel Cell Co. Ltd.	131,483	3,852,730
#*	Doosan Heavy Industries & Construction Co. Ltd.	459,533	6,910,489
*	Doosan Infracore Co. Ltd.	784,224	3,869,357
#	DoubleUGames Co. Ltd.	62,404	2,635,809
	Douzone Bizon Co. Ltd.	65,587	2,907,148
	DRB Holding Co. Ltd.	31,713	128,509
*	Dream Security Co. Ltd.	77,821	262,877
	Dreamtech Co. Ltd.	98,333	823,722
*	Dreamus Co.	34,638	135,306
	Drgem Corp.	17,592	135,252
*	DRTECH Corp.	78,354	97,626
*	DSK Co. Ltd.	23,243	154,419
	DTR Automotive Corp.	35,869	2,341,308
#*	Duk San Neolux Co. Ltd.	57,947	2,102,781
*	Duksan Hi-Metal Co. Ltd.	25,205	374,992
*	Duksan Techopia Co. Ltd.	14,836	369,511
	Duksung Co. Ltd.	31,749	404,445
	DY Corp.	120,530	972,442
	DY POWER Corp.	65,903	743,123
*	Dynamic Design Co. Ltd.	137,466	43,850
*	DYPNF Co. Ltd.	5,346	178,929
*	E Investment&Development Co. Ltd.	2,750,895	605,880
#*	E& Corp. Co. Ltd.	82,695	244,302
*	E&D Co. Ltd.	1,509	31,226
*	E&M Co. Ltd.	390,821	185,296
	E1 Corp.	19,152	720,549
	Eagle Veterinary Technology Co. Ltd.	19,725	110,827
	Eagon Industrial Ltd.	26,278	230,257
*	Easy Bio, Inc.	154,386	526,069
#*	Easy Holdings Co. Ltd.	289,666	869,037
#	Echo Marketing, Inc.	74,962	900,224
*	EcoBio Holdings Co. Ltd.	30,883	158,501
	Ecopro BM Co. Ltd.	9,689	2,752,959
#	Ecopro Co. Ltd.	155,486	8,708,612
	Ecopro HN Co. Ltd.	4,281	175,318
	e-Credible Co. Ltd.	8,423	126,617
	Eehwa Construction Co. Ltd.	34,748	151,320
*	EG Corp.	12,698	125,637

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Ehwa Technologies Information Co. Ltd.	374,434	$412,704
#*	Elcomtec Co. Ltd.	135,076	147,504
*	Elentec Co. Ltd.	53,227	651,203
*	e-LITECOM Co. Ltd.	41,079	263,059
*	E-MART, Inc.	64,566	7,186,287
#*	EMKOREA Co. Ltd.	109,856	308,122
*	EM-Tech Co. Ltd.	64,472	1,879,288
#*	EMW Co. Ltd.	94,607	93,598
*	Enex Co. Ltd.	121,879	207,430
#	ENF Technology Co. Ltd.	82,045	2,133,235
*	Enplus Co. Ltd.	59,008	170,215
#	Eo Technics Co. Ltd.	22,216	2,004,713
*	Eone Diagnomics Genome Center Co. Ltd.	19,122	67,983
*	e-Starco Co. Ltd.	94,497	188,944
	Estechpharma Co. Ltd.	52,748	379,368
*	ESTsoft Corp.	17,169	243,125
*	E-TRON Co. Ltd.	1,461,912	422,725
#	Eugene Corp.	407,293	1,518,965
	Eugene Investment & Securities Co. Ltd.	615,854	1,547,162
	Eugene Technology Co. Ltd.	51,018	2,074,553
	Eusu Holdings Co. Ltd.	82,415	381,016
*	EV Advanced Material Co. Ltd.	50,658	59,145
	EWK, Inc.	6,885	25,869
*	Ewon Comfortech Co. Ltd.	26,487	181,143
*	E-World	93,603	170,668
*	Exem Co. Ltd.	46,689	149,428
	Exicon Co. Ltd.	25,305	297,070
	ezCaretech Co. Ltd.	3,370	103,326
*	F&F Co. Ltd.	16,346	11,278,160
*	Fantagio Corp.	815,512	58,178
	Farmsco	76,500	405,952
*	FarmStory Co. Ltd.	163,954	273,479
	Fila Holdings Corp.	259,400	6,408,547
*	Fine DNC Co. Ltd.	47,807	90,035
#	Fine Semitech Corp.	76,125	1,474,643
*	Fine Technix Co. Ltd.	39,139	401,540
*	Finetek Co. Ltd.	82,202	95,889
*	Firstec Co. Ltd.	71,326	250,978
*	FNC Entertainment Co. Ltd.	1,734	10,793
*	Foosung Co. Ltd.	221,721	3,619,583
	Fursys, Inc.	12,434	362,386
*	FutureChem Co. Ltd.	28,166	383,766
*	Futurestream Networks Co. Ltd.	33,118	231,888
*	G.U.ON Co. Ltd.	102,972	3,417
	Gabia, Inc.	40,503	395,490
	Galaxia Moneytree Co. Ltd.	29,422	233,259
	Gaon Cable Co. Ltd.	12,454	230,153
#	GC Cell Corp.	24,825	1,455,085
*	GemVax & Kael Co. Ltd.	46,742	580,934
*	Gemvaxlink Co. Ltd.	305,409	377,117
*	Genematrix, Inc.	32,042	206,907
#*	Genexine, Inc.	30,296	1,229,563
*	Genie Music Corp.	61,071	239,374
*	GenNBio, Inc.	72,842	195,588
	GENOLUTION, Inc.	10,397	120,039
	Genoray Co. Ltd.	19,582	158,436
	Geumhwa PSC Co. Ltd.	2,761	67,764
*	Gigalane Co. Ltd.	72,743	131,554
#	Global Standard Technology Co. Ltd.	59,859	1,876,690

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	GMB Korea Corp.	62,781	$284,338
	GnCenergy Co. Ltd.	35,497	122,217
#*	GNCO Co. Ltd.	343,226	180,867
	Golfzon Co. Ltd.	22,536	3,030,050
	Golfzon Newdin Holdings Co. Ltd.	155,291	1,079,466
*††	Good People Co. Ltd.	56,672	9,299
#*	Grand Korea Leisure Co. Ltd.	130,529	1,467,783
	Green Chemical Co. Ltd.	5,575	43,575
	Green Cross Corp.	11,176	1,654,686
#	Green Cross Holdings Corp.	82,219	1,526,900
*	Green Cross Medical Science Corp.	35,038	198,550
	Green Cross Wellbeing Corp.	18,849	139,850
	GS Engineering & Construction Corp.	381,827	12,706,641
#*	GS Global Corp.	370,284	657,033
	GS Holdings Corp.	343,205	11,081,019
	GS Retail Co. Ltd.	285,783	6,488,839
*	Gwangju Shinsegae Co. Ltd.	3,500	479,990
	Haatz, Inc.	26,590	195,361
	Hae In Corp.	15,042	68,586
	HAESUNG DS Co. Ltd.	54,775	2,523,134
	Haitai Confectionery & Foods Co. Ltd.	42,754	260,008
#	Halla Corp.	171,933	742,819
	Halla Holdings Corp.	52,417	1,777,660
*	Han Chang Corp.	144,537	95,979
	Han Kuk Carbon Co. Ltd.	148,693	1,362,070
	Hana Financial Group, Inc.	1,014,001	38,205,902
#*	Hana Micron, Inc.	267,813	4,148,888
	Hana Pharm Co. Ltd.	22,551	343,615
*	Hanall Biopharma Co. Ltd.	76,301	1,129,425
	HanChang Paper Co. Ltd.	165,675	261,802
*	Hancom MDS, Inc.	13,827	229,587
*	Hancom, Inc.	47,245	846,301
	Handok, Inc.	43,807	749,426
	Handsome Co. Ltd.	102,866	2,905,572
	Hanil Cement Co. Ltd.	4,417	68,845
	Hanil Holdings Co. Ltd.	75,471	779,485
	Hanil Hyundai Cement Co. Ltd.	12,418	310,177
*	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	21,557	63,349
#*	Hanjin Kal Corp.	18,496	813,723
#	Hanjin Transportation Co. Ltd.	64,178	1,489,957
*	Hankook Cosmetics Manufacturing Co. Ltd.	5,885	118,372
	Hankook Shell Oil Co. Ltd.	4,972	1,011,010
*	Hankook Technology, Inc.	85,083	64,824
	Hankook Tire & Technology Co. Ltd.	460,011	12,989,403
*	Hankuk Steel Wire Co. Ltd.	36,302	121,089
	Hanla IMS Co. Ltd.	6,528	34,327
#	Hanmi Pharm Co. Ltd.	11,782	2,431,778
#	Hanmi Science Co. Ltd.	20,450	768,926
	Hanmi Semiconductor Co. Ltd.	80,009	2,542,718
	HanmiGlobal Co. Ltd.	60,298	626,729
	Hannong Chemicals, Inc.	15,362	192,742
	Hanon Systems	605,874	5,436,672
*	Hans Biomed Corp.	34,558	335,752
#	Hansae Co. Ltd.	79,799	1,675,841
#	Hansae Yes24 Holdings Co. Ltd.	104,148	541,286
	Hanshin Construction	70,844	957,559
#	Hanshin Machinery Co.	130,040	353,625
	Hansol Chemical Co. Ltd.	38,665	6,950,652
#	Hansol Holdings Co. Ltd.	391,812	1,034,566

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
#*	Hansol HomeDeco Co. Ltd.	481,896	$614,019
	Hansol Logistics Co. Ltd.	46,544	133,069
	Hansol Paper Co. Ltd.	165,985	1,620,613
*	Hansol Technics Co. Ltd.	195,654	1,064,886
#	Hanssem Co. Ltd.	34,741	2,121,519
#	Hanwha Aerospace Co. Ltd.	213,325	8,647,957
	Hanwha Corp.	237,352	5,920,963
*	Hanwha General Insurance Co. Ltd.	517,920	1,537,284
*	Hanwha Investment & Securities Co. Ltd.	765,510	3,136,916
#	Hanwha Life Insurance Co. Ltd.	1,932,465	4,751,533
*	Hanwha Solutions Corp.	591,554	16,144,443
#	Hanyang Eng Co. Ltd.	87,410	1,089,332
	Hanyang Securities Co. Ltd.	11,785	146,846
*	Harim Co. Ltd.	247,411	555,997
#	Harim Holdings Co. Ltd.	173,118	1,300,659
*	HB SOLUTION Co. Ltd.	18,954	315,019
	HB Technology Co. Ltd.	253,292	505,805
	HDC Holdings Co. Ltd.	44,104	265,509
#	HDC Hyundai Development Co. Engineering & Construction, Class E	127,714	1,573,757
	HDC Hyundai Engineering Plastics Co. Ltd.	103,147	389,481
	HDCLabs Co. Ltd.	24,286	194,155
#*	Helixmith Co. Ltd.	71,446	1,231,349
*	Heungkuk Fire & Marine Insurance Co. Ltd.	153,839	461,437
*	HFR, Inc.	13,387	344,743
	High Tech Pharm Co. Ltd.	23,431	229,202
	HIMS Co. Ltd.	11,976	88,773
#	Hite Jinro Co. Ltd.	172,231	4,253,764
	Hitejinro Holdings Co. Ltd.	49,977	480,923
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	161,365	627,812
*	HJ Shipbuilding & Construction Co. Ltd.	110,932	656,150
#*	HLB Life Science Co. Ltd.	233,906	2,207,056
*	HLB POWER Co. Ltd.	80,237	115,617
#*	HLB Therapeutics Co. Ltd.	71,180	767,940
*	HLB, Inc.	103,089	2,764,607
	HLscience Co. Ltd.	6,080	149,419
*	HMM Co. Ltd.	976,492	18,180,361
*	Home Center Holdings Co. Ltd.	247,482	235,928
*	Homecast Co. Ltd.	85,344	263,578
#	Hotel Shilla Co. Ltd.	60,639	3,677,885
	HS Industries Co. Ltd.	358,795	1,492,383
*	HSD Engine Co. Ltd.	104,384	746,573
#	Huchems Fine Chemical Corp.	118,372	2,114,722
*	Hugel, Inc.	20,555	2,351,267
*	Humasis Co. Ltd.	17,514	421,309
*	Humax Co. Ltd.	118,678	429,205
	Humedix Co. Ltd.	31,665	535,138
*	Huneed Technologies	79,988	490,514
#	Huons Co. Ltd.	55,900	2,037,118
	Huons Global Co. Ltd.	41,448	1,119,741
	Husteel Co. Ltd.	2,339	30,213
#	Huvis Corp.	131,799	790,298
#	Huvitz Co. Ltd.	57,550	397,903
#	Hwa Shin Co. Ltd.	95,901	593,619
#	Hwacheon Machine Tool Co. Ltd.	3,319	86,321
#*	Hwail Pharm Co. Ltd.	229,217	407,451
#	Hwangkum Steel & Technology Co. Ltd.	61,355	415,045
	Hwaseung Corp. Co. Ltd.	213,558	344,107
#	Hwaseung Enterprise Co. Ltd.	55,525	667,651
*	Hwaseung R&A Co. Ltd.	73,353	270,032

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	HwaSung Industrial Co. Ltd.	73,583	$897,943
	Hy-Lok Corp.	58,543	777,531
#*	Hyosung Advanced Materials Corp.	11,136	4,040,230
*	Hyosung Chemical Corp.	17,481	3,507,353
#	Hyosung Corp.	39,474	2,722,808
*	Hyosung Heavy Industries Corp.	9,174	407,992
#	Hyosung TNC Corp.	12,992	4,615,133
	HyosungITX Co. Ltd.	9,080	131,114
	Hyundai Autoever Corp.	6,288	703,400
	Hyundai Bioland Co. Ltd.	41,103	522,170
	Hyundai BNG Steel Co. Ltd.	85,559	1,118,988
*	Hyundai Construction Equipment Co. Ltd.	82,893	2,717,007
#	Hyundai Corp.	49,866	656,280
	Hyundai Corp. Holdings, Inc.	28,838	250,805
#	Hyundai Department Store Co. Ltd.	62,528	3,765,688
*	Hyundai Electric & Energy System Co. Ltd.	90,416	1,346,009
#	Hyundai Elevator Co. Ltd.	89,125	2,720,163
#	Hyundai Energy Solutions Co. Ltd.	18,405	330,148
	Hyundai Engineering & Construction Co. Ltd.	231,117	8,276,809
	Hyundai Ezwel Co. Ltd.	44,504	377,124
	Hyundai Futurenet Co. Ltd.	294,319	831,936
	Hyundai Glovis Co. Ltd.	96,034	13,138,506
	Hyundai Greenfood Co. Ltd.	291,096	1,870,248
	Hyundai Heavy Industries Holdings Co. Ltd.	165,085	6,656,231
	Hyundai Home Shopping Network Corp.	40,309	2,029,176
	Hyundai HT Co. Ltd.	41,585	320,962
	Hyundai Livart Furniture Co. Ltd.	86,141	951,968
	Hyundai Marine & Fire Insurance Co. Ltd.	538,746	11,462,399
#*	Hyundai Mipo Dockyard Co. Ltd.	83,179	4,832,146
	Hyundai Mobis Co. Ltd.	131,716	25,856,164
	Hyundai Motor Co.	249,886	40,276,352
#	Hyundai Motor Securities Co. Ltd.	124,275	1,129,866
*	Hyundai Pharmaceutical Co. Ltd.	63,333	261,019
#*	Hyundai Rotem Co. Ltd.	192,137	3,038,400
	Hyundai Steel Co.	301,346	9,952,877
	Hyundai Wia Corp.	83,744	4,796,369
*	Hyungji Elite, Inc.	62,811	132,769
	Hyungkuk F&B Co. Ltd.	40,315	129,867
#*††	Hyupjin Co. Ltd.	19,800	13,797
#	HyVision System, Inc.	47,645	892,284
*	I&C Technology Co. Ltd.	23,375	66,922
*	i3system, Inc.	20,792	309,063
*	iA, Inc.	743,494	731,192
	ICD Co. Ltd.	67,210	613,547
*	iCRAFT Co. Ltd.	18,151	72,770
*	Icure Pharm, Inc.	6,522	73,929
	IDIS Holdings Co. Ltd.	8,252	88,127
*	IHQ, Inc.	567,618	530,698
*	Il Dong Pharmaceutical Co. Ltd.	48,168	1,294,976
	Il Sung Construction Co. Ltd.	35,146	124,177
*	Iljin Display Co. Ltd.	37,911	59,030
	Iljin Electric Co. Ltd.	86,144	332,969
	Iljin Holdings Co. Ltd.	104,126	395,796
#	Iljin Materials Co. Ltd.	35,973	2,907,338
	Iljin Power Co. Ltd.	26,649	337,563
#	Ilshin Spinning Co. Ltd.	10,804	927,572
#*	Ilshin Stone Co. Ltd.	134,868	211,838
*	ilShinbiobase Co. Ltd.	80,228	217,034
	Ilsung Pharmaceuticals Co. Ltd.	4,266	257,753

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ilyang Pharmaceutical Co. Ltd.	61,164	$1,157,042
*	IM Co. Ltd.	11,893	67,352
	iMarketKorea, Inc.	110,659	897,881
*	INBIOGEN Co. Ltd.	85,817	184,487
	InBody Co. Ltd.	67,799	1,173,662
*	INCON Co. Ltd.	39,539	43,686
	Incross Co. Ltd.	11,378	421,973
*	Industrial Bank of Korea	1,156,649	10,042,381
#*	Infinitt Healthcare Co. Ltd.	44,793	245,453
*††	Infinity NT Co. Ltd.	348,388	189,872
*	InfoBank Corp.	11,959	188,559
	INITECH Co. Ltd.	30,861	125,982
*	InkTec Co. Ltd.	6,354	39,305
*	INNO Instrument, Inc.	63,674	90,065
	Innocean Worldwide, Inc.	32,040	1,333,181
*	Innometry Co. Ltd.	8,065	102,975
	InnoWireless, Inc.	20,258	645,892
#	Innox Advanced Materials Co. Ltd.	111,352	4,773,459
*	Innox Corp.	2,178	43,424
*	Inscobee, Inc.	138,198	315,517
#*	Insun ENT Co. Ltd.	84,076	785,755
*	Insung Information Co. Ltd.	20,573	49,327
	Intekplus Co. Ltd.	19,893	488,577
	Intellian Technologies, Inc.	13,956	915,675
	Intelligent Digital Integrated Security Co. Ltd.	20,066	374,749
*	Interflex Co. Ltd.	52,039	698,387
	Interojo Co. Ltd.	55,986	1,275,544
#	Interpark Corp.	240,807	881,202
	INTOPS Co. Ltd.	96,905	3,207,250
#*	iNtRON Biotechnology, Inc.	69,559	1,036,447
	Inzi Controls Co. Ltd.	46,213	560,980
	INZI Display Co. Ltd.	135,289	310,422
*	Iones Co. Ltd.	61,514	513,800
#	IS Dongseo Co. Ltd.	93,725	3,729,638
	ISC Co. Ltd.	53,055	1,456,977
	i-SENS, Inc.	56,579	1,323,101
*	ISU Abxis Co. Ltd.	2,423	13,655
	ISU Chemical Co. Ltd.	105,222	1,138,433
*	IsuPetasys Co. Ltd.	168,842	961,507
*	ITCEN Co. Ltd.	28,459	108,707
#	ITM Semiconductor Co. Ltd.	8,696	283,958
	It's Hanbul Co. Ltd.	21,358	253,856
*	Jaeyoung Solutec Co. Ltd.	173,969	154,332
#*	Jahwa Electronics Co. Ltd.	71,668	1,384,003
	JASTECH Ltd.	21,026	111,868
*	Jayjun Cosmetic Co. Ltd.	98,207	72,355
	JB Financial Group Co. Ltd.	1,244,476	8,488,492
	JC Chemical Co. Ltd.	8,587	62,090
	JC Hyun System, Inc.	48,512	249,202
*	Jcontentree Corp.	18,689	939,433
	Jeil Pharmaceutical Co. Ltd.	10,689	245,332
	Jeju Beer Co. Ltd.	32,746	56,587
*	Jeju Semiconductor Corp.	83,002	379,897
#*	Jeongsan Aikang Co. Ltd.	125,996	194,164
	Jinro Distillers Co. Ltd.	10,945	275,391
	Jinsung T.E.C.	55,826	437,709
	JLS Co. Ltd.	38,347	232,799
*	JNK Heaters Co. Ltd.	74,444	316,339
#*	JNTC Co. Ltd.	53,393	303,023

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Jooyontech Co. Ltd.	83,454	$78,128
*	JoyCity Corp.	54,667	380,170
	JS Corp.	12,744	244,060
*	Jungdawn Co. Ltd.	62,494	125,618
*	Jusung Engineering Co. Ltd.	176,373	3,254,099
#	JVM Co. Ltd.	30,718	370,173
#	JW Holdings Corp.	138,562	368,234
	JW Life Science Corp.	37,085	400,272
#	JW Pharmaceutical Corp.	41,298	669,054
*	JW Shinyak Corp.	74,557	246,728
	JYP Entertainment Corp.	139,451	4,884,928
*	Kakao Corp.	179,604	12,973,096
*	Kanglim Co. Ltd.	17,922	25,474
	Kangnam Jevisco Co. Ltd.	26,553	554,256
*	Kangstem Biotech Co. Ltd.	72,965	180,371
*	Kangwon Land, Inc.	265,495	5,582,264
#	KAON Media Co. Ltd.	100,510	1,236,936
	KB Financial Group, Inc.	1,155,887	57,285,369
#	KB Financial Group, Inc., ADR	430,687	21,448,213
	KC Co. Ltd.	56,156	889,871
	KC Cottrell Co. Ltd.	7,976	35,639
	KC Green Holdings Co. Ltd.	87,283	290,673
	KC Tech Co. Ltd.	66,992	1,136,542
#	KCC Corp.	19,649	6,365,232
#	KCC Engineering & Construction Co. Ltd.	60,938	414,995
	KCC Glass Corp.	73,102	3,606,895
	KCI Ltd.	7,564	52,180
	KCTC	23,887	102,162
#*	KEC Corp.	325,581	860,671
#	KEPCO Engineering & Construction Co., Inc.	38,386	2,284,925
#	KEPCO Plant Service & Engineering Co. Ltd.	88,924	2,425,915
#*	KEYEAST Co. Ltd.	77,248	706,525
	KG Chemical Corp.	879	19,737
	KG Dongbu Steel Co. Ltd.	21,659	179,164
#	Kginicis Co. Ltd.	111,969	1,647,984
	KGMobilians Co. Ltd.	83,762	624,975
*	KH Electron Co. Ltd.	297,965	151,631
*	KH FEELUX Co. Ltd.	629,542	1,097,889
*	KH Vatec Co. Ltd.	55,675	1,066,420
	Kia Corp.	772,035	53,830,690
*	KineMaster Corp.	16,975	216,739
	KINX, Inc.	9,827	453,737
*	KISCO Corp.	126,354	800,582
*	KISCO Holdings Co. Ltd.	45,474	541,674
	KISWIRE Ltd.	61,657	1,022,849
	KIWOOM Securities Co. Ltd.	96,802	7,292,029
	KleanNara Co. Ltd.	83,882	291,823
	KL-Net Corp.	116,727	320,654
*	KM Corp.	22,188	142,359
*	KMH Co. Ltd.	119,777	690,094
*	KMH Hitech Co. Ltd.	208,558	276,734
*	KMW Co. Ltd.	40,886	1,115,796
	Knotus Co. Ltd.	7,573	163,469
	Kocom Co. Ltd.	25,809	126,501
#	Koentec Co. Ltd.	75,676	503,334
#	Koh Young Technology, Inc.	168,805	2,907,035
#	Kolmar BNH Co. Ltd.	63,540	1,569,337
#	Kolmar Korea Co. Ltd.	40,690	1,192,046
	Kolmar Korea Holdings Co. Ltd.	51,606	754,563

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kolon Corp.	50,494	$1,279,437
	Kolon Global Corp.	59,299	953,364
*	Kolon Industries, Inc.	106,342	5,529,697
*	Kolon Plastic, Inc.	44,754	386,878
	Komelon Corp.	7,669	61,268
#	KoMiCo Ltd.	21,244	1,011,391
#*	Komipharm International Co. Ltd.	28,225	217,264
#*	KONA I Co. Ltd.	3,629	86,318
	Kook Soon Dang Brewery Co. Ltd.	12,005	112,822
	Korea Aerospace Industries Ltd.	242,168	7,280,796
*	Korea Airport Service Co. Ltd.	97	3,353
#	Korea Alcohol Industrial Co. Ltd.	74,450	657,487
	Korea Arlico Pharm Co. Ltd.	25,011	149,973
	Korea Asset In Trust Co. Ltd.	255,135	765,231
	Korea Business News Co. Ltd.	21,677	121,148
	Korea Cast Iron Pipe Industries Co. Ltd.	29,890	214,924
#*	Korea Circuit Co. Ltd.	61,216	1,537,767
	Korea District Heating Corp.	17,111	506,692
#*	Korea Electric Power Corp., Sponsored ADR	672,517	5,830,722
*	Korea Electric Power Corp.	328,558	5,649,289
	Korea Electric Terminal Co. Ltd.	46,044	2,504,097
	Korea Electronic Certification Authority, Inc.	46,611	323,390
	Korea Electronic Power Industrial Development Co. Ltd.	72,062	606,674
	Korea Export Packaging Industrial Co. Ltd.	9,242	174,374
	Korea Flange Co. Ltd.	151,815	320,650
*	Korea Gas Corp.	130,926	3,851,229
	Korea Industrial Co. Ltd.	10,455	26,396
*	Korea Information & Communications Co. Ltd.	40,030	293,381
	Korea Information Certificate Authority, Inc.	3,596	18,499
	Korea Investment Holdings Co. Ltd.	267,099	16,378,341
#*	Korea Line Corp.	1,388,886	2,514,731
#	Korea Petrochemical Ind Co. Ltd.	22,544	2,846,560
	Korea Petroleum Industries Co.	1,755	22,176
	Korea Pharma Co. Ltd.	5,263	161,276
	Korea Ratings Corp.	2,433	146,406
	Korea Real Estate Investment & Trust Co. Ltd.	771,733	1,514,016
*	Korea Shipbuilding & Offshore Engineering Co. Ltd.	115,700	7,821,589
#	Korea United Pharm, Inc.	43,499	1,676,528
	Korea Zinc Co. Ltd.	32,033	13,626,131
*	Korean Air Lines Co. Ltd.	957,754	23,127,382
	Korean Drug Co. Ltd.	11,632	77,937
	Korean Reinsurance Co.	582,722	4,957,475
#	Kortek Corp.	64,017	520,142
*	KOSES Co. Ltd.	16,065	156,677
#*	KPM Tech Co. Ltd.	338,712	248,590
*	KPS Corp.	1,663	14,387
	KPX Chemical Co. Ltd.	15,304	644,564
*	KSIGN Co. Ltd.	122,686	244,888
	KSS LINE Ltd.	136,658	1,287,663
*	KT Alpha Co. Ltd.	95,811	490,129
#*	KT Corp., Sponsored ADR	309,798	4,014,982
*	KT Corp.	35,348	928,725
	KT Skylife Co. Ltd.	171,822	1,169,248
#	KT Submarine Co. Ltd.	92,378	415,014
*	KT&G Corp.	340,403	21,988,616
#	KTB Investment & Securities Co. Ltd.	309,983	1,291,061
#	KTCS Corp.	235,785	427,435
	Ktis Corp.	209,053	380,807
*	Kuk Young G&M	102,238	133,288

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Kukbo Design Co. Ltd.	21,962	$342,370
#	Kukdo Chemical Co. Ltd.	32,314	1,470,451
	Kukdong Corp.	196,963	372,016
	Kukdong Oil & Chemicals Co. Ltd.	45,496	137,220
#*	Kuk-il Paper Manufacturing Co. Ltd.	363,623	1,085,940
*	Kukje Pharma Co. Ltd.	31,876	133,959
	Kukjeon Pharmaceutical Co. Ltd.	30,878	221,331
*	Kum Yang Co. Ltd.	75,736	298,299
*	Kumho HT, Inc.	46,513	65,089
#	Kumho Petrochemical Co. Ltd.	99,741	12,382,201
*	Kumho Tire Co., Inc.	579,102	1,960,483
	KUMHOE&C Co. Ltd.	97,708	825,371
	Kumkang Kind Co. Ltd.	118,779	787,966
	Kwang Dong Pharmaceutical Co. Ltd.	232,081	1,283,582
	Kwang Myung Electric Co. Ltd.	131,432	254,769
*	Kyeryong Construction Industrial Co. Ltd.	64,593	1,690,826
	Kyobo Securities Co. Ltd.	117,850	776,675
	Kyochon F&B Co. Ltd.	10,142	115,036
	Kyongbo Pharmaceutical Co. Ltd.	55,105	395,623
	Kyung Dong Navien Co. Ltd.	35,842	1,461,101
*	Kyung Nam Pharm Co. Ltd.	38,956	135,928
	Kyung Nong Corp.	12,631	123,706
#	Kyungbang Co. Ltd.	84,291	991,473
*	Kyungchang Industrial Co. Ltd.	18,283	49,222
	KyungDong City Gas Co. Ltd.	20,551	357,765
	Kyungdong Pharm Co. Ltd.	88,132	748,140
	Kyung-In Synthetic Corp.	97,671	475,037
#	L&C Bio Co. Ltd.	36,625	979,534
#*	L&F Co. Ltd.	39,354	5,816,319
*	Lake Materials Co. Ltd.	36,300	145,976
	LaonPeople, Inc.	6,117	72,020
#	LB Semicon, Inc.	243,850	2,504,910
	LEADCORP, Inc.	120,465	762,822
*	Leaders Cosmetics Co. Ltd.	35,445	78,646
	Lee Ku Industrial Co. Ltd.	20,075	58,397
	LEENO Industrial, Inc.	42,725	6,629,857
*	Leenos Corp.	89,461	78,769
	LF Corp.	138,946	1,832,288
	LG Chem Ltd.	114,526	61,392,838
	LG Corp.	190,776	11,797,869
#*	LG Display Co. Ltd., ADR	512,387	4,247,688
#	LG Display Co. Ltd.	1,624,028	27,312,184
	LG Electronics, Inc.	633,563	68,831,856
	LG HelloVision Co. Ltd.	251,531	983,168
#	LG Household & Health Care Ltd.	27,426	22,309,615
	LG Innotek Co. Ltd.	68,149	20,488,961
	LG Uplus Corp.	1,320,165	14,385,360
#	LIG Nex1 Co. Ltd.	48,734	2,390,598
#	Lion Chemtech Co. Ltd.	53,078	346,481
*	LMS Co. Ltd.	33,118	213,884
#*	Lock & Lock Co. Ltd.	96,287	815,443
*	Longtu Korea, Inc.	20,285	121,220
	LOT Vacuum Co. Ltd.	57,892	773,032
#	Lotte Chemical Corp.	81,540	13,408,668
	Lotte Chilsung Beverage Co. Ltd.	18,411	2,282,983
	Lotte Confectionery Co. Ltd.	6,338	618,938
	Lotte Corp.	70,584	1,576,936
*	Lotte Data Communication Co.	16,246	498,195
	LOTTE Fine Chemical Co. Ltd.	119,551	6,873,093

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Lotte Food Co. Ltd.	2,883	$764,668
	LOTTE Himart Co. Ltd.	67,421	1,198,771
*	Lotte Non-Life Insurance Co. Ltd.	554,337	690,819
#	Lotte Shopping Co. Ltd.	40,801	2,742,364
#	LS Cable & System Asia Ltd.	52,587	331,642
	LS Corp.	93,201	3,926,801
#	LS Electric Co. Ltd.	100,066	4,130,893
*	Lumens Co. Ltd.	58,799	53,957
*	Lutronic Corp.	71,530	1,109,928
*	LVMC Holdings	333,787	910,539
	LX Hausys Ltd.	58,590	2,731,020
#*	LX Holdings Corp.	92,514	732,390
	LX International Corp.	223,277	4,578,841
	LX Semicon Co. Ltd.	52,466	6,015,559
	Macquarie Korea Infrastructure Fund	1,457,473	16,324,489
	Macrogen, Inc.	16,801	346,662
#*	Maeil Dairies Co. Ltd.	17,678	999,397
*	Maeil Holdings Co. Ltd.	46,573	345,603
	MAKUS, Inc.	27,519	176,790
#*	Mando Corp.	157,285	6,926,827
*	Maniker Co. Ltd.	217,696	210,608
	Mcnex Co. Ltd.	69,880	3,049,616
	ME2ON Co. Ltd.	194,785	967,374
	Mediana Co. Ltd.	27,541	147,903
*	MEDICOX Co. Ltd.	394,356	289,939
#*††	Medience Co. Ltd.	37,164	35,838
*	Medifron DBT Co. Ltd.	26,789	49,818
*	Medipost Co. Ltd.	45,078	672,791
#*	Medy-Tox, Inc.	23,901	2,327,232
*	Meerecompany, Inc.	16,387	370,457
#*	MegaMD Co. Ltd.	34,084	111,266
#*	MegaStudy Co. Ltd.	49,775	475,852
#*	MegaStudyEdu Co. Ltd.	59,725	4,122,845
	MEKICS Co. Ltd.	34,207	248,052
*	Mercury Corp.	14,321	88,720
#	Meritz Financial Group, Inc.	297,335	10,775,504
	Meritz Fire & Marine Insurance Co. Ltd.	471,116	18,146,263
#	Meritz Securities Co. Ltd.	1,834,640	9,350,119
	META BIOMED Co. Ltd.	46,200	106,953
*	Metalabs Co. Ltd.	38,168	29,314
*	Mgame Corp.	85,404	643,078
	Mi Chang Oil Industrial Co. Ltd.	3,141	190,917
*	MiCo BioMed Co. Ltd.	13,418	91,563
*	MiCo Ltd.	168,474	1,708,553
	Minwise Co. Ltd.	54,348	815,469
	Mirae Asset Life Insurance Co. Ltd.	453,305	1,402,255
	Mirae Asset Securities Co. Ltd.	1,363,861	9,769,616
	Mirae Asset Venture Investment Co. Ltd.	82,418	541,886
*	Mirae Corp.	19,157	193,442
	Miwon Chemicals Co. Ltd.	1,485	94,937
	Miwon Commercial Co. Ltd.	4,123	623,847
	Miwon Holdings Co. Ltd.	1,188	141,672
	Miwon Specialty Chemical Co. Ltd.	9,434	1,601,889
*	MK Electron Co. Ltd.	117,641	1,529,514
	MNTech Co. Ltd.	113,061	643,667
*	Mobase Electronics Co. Ltd.	89,359	165,689
*	Mobile Appliance, Inc.	78,325	256,241
#*	MOM'S TOUCH&Co.	175,006	905,156
	Monalisa Co. Ltd.	53,629	154,316

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Moorim P&P Co. Ltd.	182,856	$584,454
	Moorim Paper Co. Ltd.	184,050	342,855
	Motonic Corp.	45,008	345,644
*	Motrex Co. Ltd.	80,212	407,687
*	MP Daesan, Inc.	104,321	62,448
	Mr Blue Corp.	38,373	262,049
*	MS Autotech Co. Ltd.	16,792	77,956
	Muhak Co. Ltd.	85,392	562,147
	Multicampus Co. Ltd.	17,880	631,764
*	MyungMoon Pharm Co. Ltd.	77,037	254,293
*	N2Tech Co. Ltd.	123,224	167,236
	Nam Hwa Construction Co. Ltd.	34,033	226,464
	Namhae Chemical Corp.	97,701	728,015
*	NamKwang Engineering & Construction Co. Ltd.	4,022	37,516
*	Namsun Aluminum Co. Ltd.	471,338	849,172
	Namsung Corp.	67,997	163,246
*	Namu Tech Co. Ltd.	44,462	90,831
*	Namuga Co. Ltd.	39,613	410,911
	Namyang Dairy Products Co. Ltd.	2,107	660,398
*	NanoenTek, Inc.	40,233	275,787
#*	Nanos Co. Ltd.	40,681	150,522
	Nasmedia Co. Ltd.	26,216	589,162
*	Nat Games Co. Ltd.	39,949	561,184
*	Nature & Environment Co. Ltd.	202,100	203,984
	NAVER Corp.	124,187	32,802,825
*	NC& Co. Ltd.	19,756	69,394
	NCSoft Corp.	27,556	12,415,758
*	NDFOS Co. Ltd.	36,508	262,220
	NeoPharm Co. Ltd.	31,982	620,534
*	Neorigin Co. Ltd.	49,149	35,092
*	Neowiz	71,991	1,584,926
*	Neowiz Holdings Corp.	24,725	1,368,897
*	NEPES Corp.	87,963	2,341,830
#Ω	Netmarble Corp.	28,980	2,683,249
	Newtree Co. Ltd.	10,087	161,364
	Nexen Corp.	186,961	642,773
#	Nexen Tire Corp.	302,684	1,587,981
#*	Nexon GT Co. Ltd.	31,223	460,679
*	NEXT BT Co. Ltd.	118,629	127,854
#*	Next Entertainment World Co. Ltd.	44,760	507,735
	NextEye Co. Ltd.	236,126	256,883
*	Nexturnbioscience Co. Ltd.	61,521	245,015
	NH Investment & Securities Co. Ltd.	560,374	5,373,087
*	NHN Corp.	94,428	2,723,378
#*	NHN KCP Corp.	143,452	2,915,174
	NICE Holdings Co. Ltd.	179,612	2,534,115
	Nice Information & Telecommunication, Inc.	50,685	1,142,547
	NICE Information Service Co. Ltd.	245,501	3,868,847
	NICE Total Cash Management Co. Ltd.	144,784	610,157
*	NK Co. Ltd.	217,476	171,973
	Nong Shim Holdings Co. Ltd.	14,980	925,569
	Nong Woo Bio Co. Ltd.	35,750	299,246
	NongShim Co. Ltd.	16,116	4,349,759
	Noroo Holdings Co. Ltd.	17,027	167,280
#	NOROO Paint & Coatings Co. Ltd.	73,272	669,548
#	NOVAREX Co. Ltd.	13,462	426,844
	NPC	89,214	624,619
	NS Shopping Co. Ltd.	97,062	958,097
*	NSN Co. Ltd.	104,801	83,288

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	nTels Co. Ltd.	16,136	$112,365
#*	Nuintek Co. Ltd.	39,134	123,131
*	NuriFlex Co. Ltd.	29,052	181,323
*	NUVOTEC Co. Ltd.	46,960	44,164
*	Oceanbridge Co. Ltd.	18,292	204,916
#*	OCI Co. Ltd.	56,929	4,284,561
#*	Omnisystem Co. Ltd.	157,755	282,703
	Openbase, Inc.	89,344	249,506
	Opto Device Technology Co. Ltd.	63,837	407,281
#	OptoElectronics Solutions Co. Ltd.	37,611	909,975
#*	OPTRON-TEC, Inc.	115,726	774,975
*	Orbitech Co. Ltd.	63,796	301,450
#*	Orientbio, Inc.	138,146	138,245
	Orion Corp.	62,169	5,087,053
#	Orion Holdings Corp.	200,852	2,363,429
#*	OSANGJAIEL Co. Ltd.	36,313	210,314
#	Osstem Implant Co. Ltd.	72,734	8,609,823
*	Osung Advanced Materials Co. Ltd.	296,979	575,141
	Ottogi Corp.	7,707	2,810,660
	Paik Kwang Industrial Co. Ltd.	169,605	599,822
*	Pan Entertainment Co. Ltd.	34,459	131,721
	Pan Ocean Co. Ltd.	1,172,776	4,895,085
*	PANAGENE, Inc.	30,396	109,597
	Pang Rim Co. Ltd.	34,057	77,340
*	Pan-Pacific Co. Ltd.	215,720	376,768
#*	Paradise Co. Ltd.	196,607	2,506,098
	Park Systems Corp.	8,605	874,363
#	Partron Co. Ltd.	270,902	2,970,828
	Paseco Co. Ltd.	19,827	389,069
#*	Pearl Abyss Corp.	57,820	4,612,777
#	People & Technology, Inc.	67,212	2,271,819
*	Peptron, Inc.	11,840	89,029
	PHA Co. Ltd.	70,469	545,552
*	PharmAbcine	23,554	112,480
#*	PharmaResearch Co. Ltd.	14,782	943,774
*	PharmGen Science, Inc.	56,062	455,665
*	Pharmicell Co. Ltd.	153,962	1,321,301
*	Philoptics Co. Ltd.	18,475	142,615
*	Philosys Healthcare Co. Ltd.	103,057	147,220
*	Phoenix Materials Co. Ltd.	44,939	24,737
#*	PI Advanced Materials Co. Ltd.	85,454	2,956,953
*	PJ Electronics Co. Ltd.	19,239	132,142
	PLAYWITH, Inc.	24,475	215,340
*	Point Engineering Co. Ltd.	69,045	174,974
*	Polaris Office Corp.	51,428	82,088
*	POLARIS WORKS, Inc.	32,163	40,027
*††	POLUS BioPharm, Inc.	44,171	8,416
#	Poongsan Corp.	35,041	878,583
	Poongsan Holdings Corp.	4,351	100,385
	POSCO, Sponsored ADR	346,815	19,608,920
	POSCO	186,218	41,655,740
#	POSCO Chemical Co. Ltd.	29,296	2,754,046
	POSCO Coated & Color Steel Co. Ltd.	3,990	170,002
#	Posco ICT Co. Ltd.	210,688	1,050,757
#	Posco International Corp.	377,319	6,525,153
	Posco M-Tech Co. Ltd.	120,524	716,463
#*	Power Logics Co. Ltd.	171,065	1,010,700
*	PowerNet Technologies Corp.	31,115	119,649
#	Protec Co. Ltd.	27,652	775,026

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	PS TEC Co. Ltd.	37,133	$141,853
#	PSK, Inc.	54,167	2,110,757
	Pulmuone Co. Ltd.	94,649	1,292,265
*	Puloon Technology, Inc.	17,744	135,382
	Pungkuk Alcohol Industry Co. Ltd.	27,641	345,147
#	QSI Co. Ltd.	12,646	213,889
*	Ray Co. Ltd/KR	14,512	301,234
*	Rayence Co. Ltd.	31,992	302,173
*††	Redrover Co. Ltd.	124,001	35,295
	Remed Co. Ltd.	1,152	19,802
	Reyon Pharmaceutical Co. Ltd.	22,037	529,619
	RFHIC Corp.	42,801	1,102,228
*	RFTech Co. Ltd.	125,876	560,969
*	RingNet Co. Ltd.	17,199	87,415
*	RN2 Technologies Co. Ltd.	3,531	35,674
*	Robostar Co. Ltd.	17,018	327,569
*	Robotis Co. Ltd.	11,928	248,923
#	Rsupport Co. Ltd.	56,877	335,765
*	S Net Systems, Inc.	58,918	338,549
#	S&S Tech Corp.	39,811	1,072,932
*	S.Y. Co. Ltd.	147,219	412,489
	S-1 Corp.	82,528	4,622,393
	Sajo Industries Co. Ltd.	14,263	514,436
	Sajodaerim Corp.	16,682	366,595
*	Sajodongaone Co. Ltd.	293,790	262,237
#*	Sam Chun Dang Pharm Co. Ltd.	33,712	988,489
#*	SAM KANG M&T Co. Ltd.	69,895	990,325
#	Sam Young Electronics Co. Ltd.	80,306	725,037
	Sam Yung Trading Co. Ltd.	88,339	1,011,707
*	Sambo Corrugated Board Co. Ltd.	17,238	201,255
#*	Sambo Motors Co. Ltd.	77,790	348,471
*	Sambu Engineering & Construction Co. Ltd.	392,837	506,702
	Samchully Co. Ltd.	12,649	996,297
*	Samchuly Bicycle Co. Ltd.	26,803	247,862
#	Samho Development Co. Ltd.	131,743	503,912
*	SAMHWA NETWORKS Co. Ltd.	37,921	112,881
	SAMHWA Paints Industrial Co. Ltd.	48,339	332,205
	Samick Musical Instruments Co. Ltd.	248,383	340,356
	Samick THK Co. Ltd.	36,331	385,986
*	Samil C&S Co. Ltd.	6,427	50,958
	Samil Pharmaceutical Co. Ltd.	17,972	113,977
	Samji Electronics Co. Ltd.	51,364	453,644
#	Samjin LND Co. Ltd.	95,857	229,645
#	Samjin Pharmaceutical Co. Ltd.	75,375	1,580,055
*	Samkee Corp.	249,407	978,606
*	Sammok S-Form Co. Ltd.	29,195	344,884
#	SAMPYO Cement Co. Ltd.	212,168	916,950
*Ω	Samsung Biologics Co. Ltd.	12,740	7,887,068
	Samsung C&T Corp.	167,098	15,116,963
#	Samsung Card Co. Ltd.	120,173	3,093,892
	Samsung Climate Control Co. Ltd.	3,273	43,130
	Samsung Electro-Mechanics Co. Ltd.	240,915	36,652,314
	Samsung Electronics Co. Ltd.	17,111,392	1,064,312,809
*	Samsung Engineering Co. Ltd.	584,231	10,690,602
	Samsung Fire & Marine Insurance Co. Ltd.	125,789	21,025,795
*	Samsung Heavy Industries Co. Ltd.	1,795,539	7,804,471
	Samsung Life Insurance Co. Ltd.	154,077	7,803,826
*	Samsung Pharmaceutical Co. Ltd.	188,018	646,569
	Samsung Publishing Co. Ltd.	12,686	277,067

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Samsung SDI Co. Ltd.	48,654	$24,146,189
	Samsung SDS Co. Ltd.	62,750	7,448,729
	Samsung Securities Co. Ltd.	287,620	9,711,569
	SAMT Co. Ltd.	320,421	1,078,552
#	Samwha Capacitor Co. Ltd.	40,542	2,233,229
#	Samwha Electric Co. Ltd.	16,326	387,562
	Samyang Corp.	25,145	1,304,898
#	Samyang Foods Co. Ltd.	23,846	1,698,872
	Samyang Holdings Corp.	25,027	1,831,043
	Samyang Packaging Corp.	3,818	74,138
	Samyang Tongsang Co. Ltd.	11,242	526,825
*	Samyoung Chemical Co. Ltd.	56,184	157,801
	Samyung ENC Co. Ltd.	15,520	84,892
#*	Sang-A Frontec Co. Ltd.	27,525	940,595
*	Sangbo Corp.	162,337	249,683
#	Sangsangin Co. Ltd.	298,441	2,307,566
	Sangsin Energy Display Precision Co. Ltd.	40,894	513,000
#	SaraminHR Co. Ltd.	37,627	1,230,393
	Satrec Initiative Co. Ltd.	34,088	1,148,198
	SAVEZONE I&C Corp.	104,700	252,994
*	SBI Investment Korea Co. Ltd.	262,704	310,701
#*	SBW	1,464,679	789,041
	SCI Information Service, Inc.	44,129	117,063
*	S-Connect Co. Ltd.	230,038	302,810
*	SDN Co. Ltd.	234,283	328,237
	Seah Besteel Corp.	99,367	1,264,427
	SeAH Holdings Corp.	495	42,545
	SeAH Steel Corp.	13,933	1,131,165
#	SeAH Steel Holdings Corp.	12,030	1,058,769
	Sebang Co. Ltd.	83,997	765,604
#	Sebang Global Battery Co. Ltd.	42,017	2,193,627
#	Seegene, Inc.	107,895	4,938,426
*	Segyung Hitech Co. Ltd.	19,647	412,289
	Sejin Heavy Industries Co. Ltd.	51,741	304,393
	Sejong Industrial Co. Ltd.	91,862	559,291
*	Sejong Telecom, Inc.	1,779,080	765,205
*	Sekonix Co. Ltd.	45,425	422,408
*	Selvas AI, Inc.	76,838	582,920
	Sempio Co.	3,643	121,059
	Sempio Foods Co.	9,694	344,721
	Semyung Electric Machinery Co. Ltd.	4,892	16,550
#*	S-Energy Co. Ltd.	122,545	387,069
	Seobu T&D	212,774	1,587,628
#	Seohan Co. Ltd.	523,713	638,712
*	Seohee Construction Co. Ltd.	45,034	59,734
#*	Seojin System Co. Ltd.	35,708	1,182,899
*	Seoul Auction Co. Ltd.	25,300	485,454
	Seoul City Gas Co. Ltd.	430	62,014
*	Seoul Food Industrial Co. Ltd.	1,169,428	279,082
*	Seoul Pharma Co. Ltd.	20,628	110,733
#	Seoul Semiconductor Co. Ltd.	236,958	2,994,290
#	Seoul Viosys Co. Ltd.	50,169	496,723
#*	Seoulin Bioscience Co. Ltd.	24,108	326,592
	SEOWONINTECH Co. Ltd.	33,914	168,030
	Seoyon Co. Ltd.	124,856	1,249,271
	Seoyon E-Hwa Co. Ltd.	36,254	201,728
	Settle Bank, Inc.	8,918	203,341
	Sewha P&C, Inc.	36,684	45,711
*	Sewon E&C Co. Ltd.	601,737	529,274

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
††	Sewon Precision Industry Co. Ltd.	8,303	$10,448
#	Sewoon Medical Co. Ltd.	119,343	354,149
	SFA Engineering Corp.	114,769	3,284,618
#*	SFA Semicon Co. Ltd.	400,382	2,245,290
*	S-Fuelcell Co. Ltd.	8,855	158,747
*	SG Corp.	432,784	235,627
*	SG Global Co. Ltd.	42,966	64,467
*	SG&G Corp.	6,380	11,896
	SGC e Tec E&C Co. Ltd.	12,812	587,454
#*	SH Energy & Chemical Co. Ltd.	492,639	373,010
	Shin Heung Energy & Electronics Co. Ltd.	13,747	653,524
	Shin Poong Paper Manufacturing Co. Ltd.	26,742	42,347
#	Shin Poong Pharmaceutical Co. Ltd.	62,895	1,272,850
	Shindaeyang Paper Co. Ltd.	15,172	1,124,220
	Shinhan Financial Group Co. Ltd.	1,478,212	47,345,894
	Shinhan Financial Group Co. Ltd., ADR	288,965	9,272,887
	Shinil Electronics Co. Ltd.	224,260	382,087
	Shinsegae Engineering & Construction Co. Ltd.	20,226	523,810
*	Shinsegae Food Co. Ltd.	12,767	801,852
	Shinsegae Information & Communication Co. Ltd.	1,063	150,668
*	Shinsegae International, Inc.	10,775	1,086,104
*	Shinsegae, Inc.	44,588	8,751,595
*	Shinsung Delta Tech Co. Ltd.	40,572	488,649
*	Shinsung E&G Co. Ltd.	489,926	722,134
#*	Shinsung Tongsang Co. Ltd.	442,396	1,235,325
	Shinwha Intertek Corp.	234,318	566,800
*	Shinwon Construction Co. Ltd.	5,268	41,483
*	Shinwon Corp.	300,027	519,767
#	Shinyoung Securities Co. Ltd.	26,629	1,334,812
*	Showbox Corp.	215,732	828,577
*	Signetics Corp.	272,494	530,967
	SIGONG TECH Co. Ltd.	54,078	263,087
	Silla Co. Ltd.	40,398	412,767
*	Simmtech Co. Ltd.	125,218	5,049,800
*	SIMMTECH HOLDINGS Co. Ltd.	22,283	96,739
	SIMPAC, Inc.	77,838	394,897
*	Sindoh Co. Ltd.	29,934	792,216
	Sinil Pharm Co. Ltd.	26,106	201,024
*	SinSin Pharmaceutical Co. Ltd.	16,393	74,295
*	SJ Group Co. Ltd.	18,868	330,340
#*	SK Biopharmaceuticals Co. Ltd.	21,231	1,355,296
#	SK Chemicals Co. Ltd.	40,212	4,256,778
	SK D&D Co. Ltd.	28,396	630,514
	SK Discovery Co. Ltd.	88,257	2,914,372
	SK Gas Ltd.	10,342	1,009,861
	SK Hynix, Inc.	1,965,870	203,482,782
*	SK Innovation Co. Ltd.	99,025	18,173,854
	SK Networks Co. Ltd.	1,355,257	5,132,435
*	SK Rent A Car Co. Ltd.	2,559	19,901
	SK Securities Co. Ltd.	2,444,970	1,792,813
	SK Telecom Co. Ltd.	90,181	4,292,180
	SK Telecom Co. Ltd., Sponsored ADR	483	12,670
	SK, Inc.	121,428	22,478,621
	SKC Co. Ltd.	59,577	7,172,469
#	SL Corp.	96,561	2,168,994
*	SM Culture & Contents Co. Ltd.	92,494	248,136
#*	SM Entertainment Co. Ltd.	61,750	3,090,512
*	SM Life Design Group Co. Ltd.	98,749	191,363
*	S-MAC Co. Ltd.	1,272,119	788,281

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	SMCore, Inc.	32,004	$174,903
*	SMEC Co. Ltd.	156,448	234,804
	SNT Dynamics Co. Ltd.	135,771	909,003
	SNT Energy Co. Ltd.	5,847	82,006
	SNT Holdings Co. Ltd.	52,159	690,777
#	SNT Motiv Co. Ltd.	68,813	2,532,760
*	SNU Precision Co. Ltd.	92,815	248,015
	S-Oil Corp.	127,912	9,710,237
#*	Solborn, Inc.	62,107	240,822
*	Solid, Inc.	135,315	652,889
	Solus Advanced Materials Co. Ltd.	21,194	1,232,169
	Songwon Industrial Co. Ltd.	150,359	2,481,711
#*	Sonokong Co. Ltd.	62,623	124,466
	Soosan Heavy Industries Co. Ltd.	108,380	221,571
	Soulbrain Co. Ltd.	17,223	3,568,194
#*	Soulbrain Holdings Co. Ltd.	34,719	850,970
	SPC Samlip Co. Ltd.	17,810	1,044,039
	Speco Co. Ltd.	26,562	124,888
	SPG Co. Ltd.	49,432	509,358
#*	Spigen Korea Co. Ltd.	17,324	581,743
#	Ssangyong C&E Co. Ltd.	504,185	3,222,896
*††	Ssangyong Motor Co.	175,845	75,761
*	ST Pharm Co. Ltd.	16,890	1,506,624
	STIC Investments, Inc.	169,180	1,442,820
*	Straffic Co. Ltd.	26,343	88,902
#*	Studio Dragon Corp.	33,883	2,170,691
*	STX Heavy Industries Co. Ltd.	23,423	86,027
*	Sugentech, Inc.	24,117	387,713
	Suheung Co. Ltd.	40,017	1,318,690
	Sun Kwang Co. Ltd.	26,496	1,361,625
#*	SundayToz Corp.	24,837	549,122
	Sung Bo Chemicals Co. Ltd.	60,663	182,134
	Sung Kwang Bend Co. Ltd.	146,579	984,502
#*	Sungchang Enterprise Holdings Ltd.	298,320	567,934
	Sungdo Engineering & Construction Co. Ltd.	69,742	281,954
	Sungshin Cement Co. Ltd.	151,889	2,016,248
#	Sungwoo Hitech Co. Ltd.	417,416	1,792,493
#	Sunjin Co. Ltd.	92,108	810,573
*	Sunny Electronics Corp.	119,120	378,279
*	Suprema, Inc.	23,021	436,481
	SurplusGlobal, Inc.	46,285	155,597
	SV Investment Corp.	130,924	421,235
*	Synergy Innovation Co. Ltd.	102,483	331,713
*	Synopex, Inc.	309,966	618,153
	Systems Technology, Inc.	67,715	1,035,421
*	T Scientific Co. Ltd.	20,656	63,892
	Tae Kyung Industrial Co. Ltd.	49,374	269,806
#	Taekwang Industrial Co. Ltd.	2,224	1,865,545
	Taekyung BK Co. Ltd.	8,488	30,430
*††	Taewoong Co. Ltd.	65,836	127,999
	Taeyoung Engineering & Construction Co. Ltd.	193,066	1,686,863
#*	Taihan Electric Wire Co. Ltd.	719,004	1,049,728
*	Taihan Fiberoptics Co. Ltd.	268,163	473,286
*	Taihan Textile Co. Ltd.	4,235	169,402
*	Tailim Packaging Co. Ltd.	86,426	277,412
	TCC Steel	20,704	167,253
	TechWing, Inc.	74,580	1,277,218
*	Tego Science, Inc.	10,886	153,473
#*	Telcon RF Pharmaceutical, Inc.	206,627	378,739

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Telechips, Inc.	38,499	$703,108
*	TERA SCIENCE Co. Ltd.	9,164	15,218
	TES Co. Ltd.	60,124	1,279,869
#	Tesna, Inc.	36,121	1,433,122
*	Theragen Etex Co. Ltd.	128,246	553,715
*	Thinkware Systems Corp.	45,795	742,269
#*	TK Chemical Corp.	211,722	936,700
*	TK Corp.	113,007	987,934
*	TOBESOFT Co. Ltd.	39,275	51,045
#*	Tokai Carbon Korea Co. Ltd.	33,048	3,590,409
	Tongyang Life Insurance Co. Ltd.	334,633	1,669,693
#	Tongyang, Inc.	994,398	1,083,757
*	Top Engineering Co. Ltd.	77,846	453,030
	Toptec Co. Ltd.	115,324	809,935
*	Tovis Co. Ltd.	105,887	874,143
	Tplex Co. Ltd.	20,581	70,440
	TS Corp.	300,710	688,839
#*	TSE Co. Ltd.	13,867	806,755
*	Tuksu Construction Co. Ltd.	16,330	151,110
*	TY Holdings Co. Ltd.	202,447	3,975,048
	TYM Corp.	697,095	876,563
	UBCare Co. Ltd.	73,933	397,511
#	Ubiquoss Holdings, Inc.	26,027	350,544
#	Ubiquoss, Inc.	37,938	635,286
*	Ubivelox, Inc.	22,833	334,745
	Uju Electronics Co. Ltd.	50,213	1,357,526
	Uni-Chem Co. Ltd.	21,981	22,760
*	Unick Corp.	66,151	296,476
	Unid Co. Ltd.	30,033	2,104,413
*	Union Korea Pharm Co. Ltd.	14,471	104,181
	Union Materials Corp.	59,762	139,005
	Union Semiconductor Equipment & Materials Co. Ltd.	92,662	1,051,870
#	Uniquest Corp.	70,731	677,554
*	Unison Co. Ltd.	51,870	107,998
*	Unitekno Co. Ltd.	25,351	175,357
#*	UniTest, Inc.	51,310	1,295,011
	Unitrontech Co. Ltd.	14,409	69,402
	UTI, Inc.	24,094	282,595
	V One Tech Co. Ltd.	7,479	61,638
*	Value Added Technology Co. Ltd.	47,834	1,322,460
*	Very Good Tour Co. Ltd.	20,073	220,124
	Viatron Technologies, Inc.	52,253	432,611
*	VICTEK Co. Ltd.	75,937	344,621
*	Vidente Co. Ltd.	175,868	2,208,017
	Vieworks Co. Ltd.	39,106	1,350,071
*	Vina Tech Co. Ltd.	6,523	209,864
	Visang Education, Inc.	43,584	251,572
	Vitzro Tech Co. Ltd.	16,080	116,518
	Vitzrocell Co. Ltd.	81,923	972,584
*	Vivien Corp.	37,287	79,795
*	Vivozon Healthcare, Inc.	386,049	290,853
#*	VT GMP Co. Ltd.	35,472	198,608
	Webcash Corp.	29,055	578,439
#*	Webzen, Inc.	67,058	1,254,428
*	Welcron Co. Ltd.	46,772	153,600
*	Wellbiotec Co. Ltd.	96,476	122,013
#*	Wemade Co. Ltd.	66,658	6,713,719
	Whanin Pharmaceutical Co. Ltd.	57,351	796,370
*	WI Co. Ltd.	121,023	113,216

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Wiable Corp.	82,336	$178,941
*	WillBes & Co.	375,945	416,607
#	Winix, Inc.	52,263	798,122
*	Winpac, Inc.	149,928	235,587
#	Wins Co. Ltd.	38,237	463,805
#	WiSoL Co. Ltd.	188,406	1,682,307
*	WIZIT Co. Ltd.	493,112	505,106
*	WONIK CUBE Corp.	64,656	153,829
#*	Wonik Holdings Co. Ltd.	282,483	1,100,540
#	WONIK IPS Co. Ltd.	126,377	4,170,640
#	Wonik Materials Co. Ltd.	49,893	1,523,769
*	Wonik Pne Co. Ltd.	52,975	1,289,528
#*	Wonik QnC Corp.	59,385	1,283,617
*	WooGene B&G Co. Ltd.	42,651	66,432
	Woojin Plaimm Co. Ltd.	9,262	35,596
	Woojin, Inc.	61,549	398,151
#*	Woongjin Thinkbig Co. Ltd.	202,783	481,919
*	Wooree Bio Co. Ltd.	124,255	360,011
	Woori Financial Group, Inc.	1,884,685	23,186,085
	Woori Investment Bank Co. Ltd.	2,043,055	1,386,046
#*	Woori Technology, Inc.	183,605	295,250
#*	Woorison F&G Co. Ltd.	200,437	344,421
*	Woory Industrial Co. Ltd.	33,002	529,293
*	Woosu AMS Co. Ltd.	82,772	277,714
	WooSung Feed Co. Ltd.	13,384	283,880
*	Worldex Industry & Trading Co. Ltd.	40,401	930,788
	Y G-1 Co. Ltd.	113,580	782,827
*	Y2 Solution Co. Ltd.	19,090	7,918
*	Yapex, Inc.	214,297	239,687
	YAS Co. Ltd.	25,171	337,515
*	Y-entec Co. Ltd.	56,724	632,678
	Yeong Hwa Metal Co. Ltd.	153,616	184,947
*	Yest Co. Ltd.	28,152	295,818
#*	YG Entertainment, Inc.	30,750	1,289,108
*	YG PLUS	65,759	347,149
*	YIK Corp.	97,650	461,149
*	YJM Games Co. Ltd.	128,890	332,246
	YMC Co. Ltd.	39,216	211,152
*	YMT Co. Ltd.	19,985	330,519
*	Yonwoo Co. Ltd.	22,062	371,342
	Yoosung Enterprise Co. Ltd.	119,745	275,478
	Youlchon Chemical Co. Ltd.	48,073	904,406
	Young Poong Corp.	2,563	1,327,412
	Young Poong Precision Corp.	60,056	443,200
#*	Youngone Corp.	147,354	5,739,931
	Youngone Holdings Co. Ltd.	40,502	1,656,309
*	YoungWoo DSP Co. Ltd.	127,081	217,331
	YTN Co. Ltd.	12,525	35,582
	Yuanta Securities Korea Co. Ltd.	778,342	2,281,452
	Yuhan Corp.	132,794	6,295,845
	YuHwa Securities Co. Ltd.	32,205	67,104
*	Yungjin Pharmaceutical Co. Ltd.	265,384	1,045,809
	Yuyu Pharma, Inc.	44,577	256,486
#*	Zeus Co. Ltd.	35,614	699,826
*	Zinitix Co. Ltd.	12,353	27,552
	Zinus, Inc.	34,483	1,930,732
TOTAL SOUTH KOREA			3,794,497,085

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (17.2%)
	Aaeon Technology, Inc.	5,000	$12,542
#	ABC Taiwan Electronics Corp.	428,613	357,092
	Abico Avy Co. Ltd.	805,396	725,608
#	Ability Enterprise Co. Ltd.	1,813,974	1,817,919
#*	Ability Opto-Electronics Technology Co. Ltd.	376,471	962,632
#	Abnova Corp.	108,000	180,948
#	AcBel Polytech, Inc.	2,480,468	2,919,096
	Accton Technology Corp.	1,764,369	17,037,904
#	Acer, Inc.	11,985,595	12,430,016
#	ACES Electronic Co. Ltd.	935,044	1,588,611
*	Acon Holding, Inc.	1,339,000	540,768
	Acter Group Corp. Ltd.	305,561	2,435,003
	Action Electronics Co. Ltd.	1,084,000	502,756
#	ADATA Technology Co. Ltd.	957,465	2,958,715
#	Addcn Technology Co. Ltd.	158,706	1,307,975
#	Advanced Ceramic X Corp.	233,000	2,676,781
#	Advanced International Multitech Co. Ltd.	867,000	2,534,899
#*	Advanced Optoelectronic Technology, Inc.	482,000	464,566
#	Advanced Power Electronics Corp.	173,000	641,743
#	Advancetek Enterprise Co. Ltd.	1,501,662	1,202,369
	Advantech Co. Ltd.	754,465	10,457,112
	AEON Motor Co. Ltd.	18,000	32,975
	Aerospace Industrial Development Corp.	2,710,000	2,862,957
#*	AGV Products Corp.	2,882,603	1,099,210
	Airmate Cayman International Co. Ltd.	20,467	15,677
	Airtac International Group	468,335	16,442,786
#	Alcor Micro Corp.	189,000	346,446
#	Alexander Marine Co. Ltd.	102,000	460,585
#*	ALI Corp.	1,134,256	1,455,400
	All Ring Tech Co. Ltd.	27,000	117,892
#	Allied Circuit Co. Ltd.	92,000	621,482
#	Allis Electric Co. Ltd.	700,197	595,241
#	Alltek Technology Corp.	879,062	907,736
#	Alltop Technology Co. Ltd.	120,531	840,489
#	Alpha Networks, Inc.	2,383,873	2,631,355
#	Altek Corp.	1,787,159	3,093,095
#	Amazing Microelectronic Corp.	450,085	3,286,807
*	Ambassador Hotel	1,675,000	1,858,096
#	Ampire Co. Ltd.	330,000	303,762
#	Ample Electronic Technology Co. Ltd.	25,000	82,045
#	AMPOC Far-East Co. Ltd.	551,567	762,642
#	AmTRAN Technology Co. Ltd.	5,362,640	3,196,829
	Anderson Industrial Corp.	296,247	115,257
#	Anji Technology Co. Ltd.	197,000	342,007
#	Anpec Electronics Corp.	426,702	3,699,877
#	Apacer Technology, Inc.	588,005	947,986
#	APAQ Technology Co. Ltd.	259,520	543,218
#	APCB, Inc.	1,086,000	800,163
#	Apex Biotechnology Corp.	510,625	486,112
#	Apex International Co. Ltd.	835,916	3,493,326
#	Apex Medical Corp.	308,463	300,337
#	Apex Science & Engineering	681,870	252,336
	Apogee Optocom Co. Ltd.	43,000	106,235
#	Arcadyan Technology Corp.	711,759	3,213,333
	Ardentec Corp.	3,183,993	6,122,184
	Argosy Research, Inc.	96,391	442,646
#	ASE Technology Holding Co. Ltd., ADR	140,935	997,820
	ASE Technology Holding Co. Ltd.	12,589,387	45,851,694
	Asia Cement Corp.	8,179,655	13,105,273

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Asia Electronic Material Co. Ltd.	228,000	$200,306
	Asia Optical Co., Inc.	981,000	3,036,721
*	Asia Pacific Telecom Co. Ltd.	7,221,415	2,080,935
#*	Asia Plastic Recycling Holding Ltd.	1,370,533	346,424
#	Asia Polymer Corp.	2,426,858	3,138,285
#	Asia Tech Image, Inc.	306,000	602,623
	Asia Vital Components Co. Ltd.	1,714,864	5,868,275
#	ASMedia Technology, Inc.	70,048	4,038,996
#	ASolid Technology Co. Ltd.	58,000	275,605
	ASPEED Technology, Inc.	100,999	11,349,613
#	ASROCK, Inc.	202,000	1,718,601
#	Asustek Computer, Inc.	1,745,861	22,824,492
	Aten International Co. Ltd.	525,715	1,549,323
#	AU Optronics Corp.	34,936,497	25,972,747
#	Auden Techno Corp.	47,000	318,866
#	Audix Corp.	575,375	1,192,214
#	AURAS Technology Co. Ltd.	516,303	4,149,276
#	Aurona Industries, Inc.	463,000	349,211
	Aurora Corp.	337,258	1,088,912
#	Avalue Technology, Inc.	324,000	644,493
#	Aver Information, Inc.	50,000	104,910
	Awea Mechantronic Co. Ltd.	161,062	188,591
#	Axiomtek Co. Ltd.	314,000	661,376
#*	Azurewave Technologies, Inc.	172,000	146,583
	Bafang Yunji International Co. Ltd.	18,000	80,939
	Bank of Kaohsiung Co. Ltd.	4,599,280	2,241,917
	Baolong International Co. Ltd.	140,000	95,894
	Basso Industry Corp.	728,284	1,092,449
#	BenQ Materials Corp.	1,015,000	1,279,418
	BES Engineering Corp.	9,274,050	2,954,914
#	Bin Chuan Enterprise Co. Ltd.	732,257	603,594
#	Bionet Corp.	41,000	54,197
	Bionime Corp.	157,000	393,591
#	Biostar Microtech International Corp.	797,712	609,491
#	Bioteque Corp.	389,680	1,620,029
#	Bizlink Holding, Inc.	748,291	8,151,684
#	Bon Fame Co. Ltd.	142,000	234,495
#	Brave C&H Supply Co. Ltd.	44,000	135,988
#	Bright Led Electronics Corp.	507,180	417,135
#	Brighten Optix Corp.	31,000	300,291
#	Brighton-Best International Taiwan, Inc.	425,749	604,603
	Brillian Network & Automation Integrated System Co. Ltd.	4,000	28,275
	Browave Corp.	27,000	38,843
#	C Sun Manufacturing Ltd.	793,367	1,375,785
*	Cameo Communications, Inc.	1,466,435	521,527
#	Capital Futures Corp.	619,808	856,907
	Capital Securities Corp.	10,875,614	6,415,847
#	Career Technology MFG. Co. Ltd.	3,699,001	3,161,650
#	Carnival Industrial Corp.	623,530	310,693
#	Caswell, Inc.	106,000	359,505
	Catcher Technology Co. Ltd.	2,450,872	13,810,230
	Cathay Chemical Works	32,000	27,984
	Cathay Financial Holding Co. Ltd.	15,618,816	36,228,570
	Cathay Real Estate Development Co. Ltd.	4,510,600	3,074,750
#	Cayman Engley Industrial Co. Ltd.	303,801	887,630
#	CCP Contact Probes Co. Ltd.	46,000	80,856
#	Celxpert Energy Corp.	558,000	809,884
#	Center Laboratories, Inc.	1,788,519	3,728,774
#	Central Reinsurance Co. Ltd.	960,312	989,226

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Century Iron & Steel Industrial Co. Ltd.	120,000	$466,846
	Chailease Holding Co. Ltd.	4,942,353	45,332,919
#*	Chain Chon Industrial Co. Ltd.	1,059,483	741,645
#	ChainQui Construction Development Co. Ltd.	730,946	474,987
#*	Champion Building Materials Co. Ltd.	2,070,390	820,743
	Chang Hwa Commercial Bank Ltd.	21,267,340	13,612,662
	Chang Wah Electromaterials, Inc.	1,908,190	2,477,146
#	Chang Wah Technology Co. Ltd.	502,980	1,814,252
#	Channel Well Technology Co. Ltd.	1,018,000	1,406,886
#	Chant Sincere Co. Ltd.	135,000	342,524
	Charoen Pokphand Enterprise	986,620	2,953,834
	CHC Healthcare Group	560,000	729,697
#	CHC Resources Corp.	447,048	721,657
#	Chen Full International Co. Ltd.	489,000	703,974
#	Chenbro Micom Co. Ltd.	464,000	1,400,468
*	Cheng Fwa Industrial Co. Ltd.	58,000	23,800
#	Cheng Loong Corp.	4,775,160	5,928,568
#*	Cheng Mei Materials Technology Corp.	4,278,200	1,878,710
	Cheng Shin Rubber Industry Co. Ltd.	7,970,508	10,020,102
#	Cheng Uei Precision Industry Co. Ltd.	3,081,630	4,238,338
#	Chenming Electronic Technology Corp.	748,708	362,365
	Chi Hua Fitness Co. Ltd.	27,000	80,842
#	Chia Chang Co. Ltd.	766,000	1,332,088
#	Chia Hsin Cement Corp.	3,036,747	2,197,498
#	Chian Hsing Forging Industrial Co. Ltd.	262,000	386,851
	Chicony Electronics Co. Ltd.	3,152,689	10,115,899
#	Chicony Power Technology Co. Ltd.	1,112,696	3,183,610
	Chief Telecom, Inc.	11,000	105,736
#	Chieftek Precision Co. Ltd.	371,375	1,108,700
#	Chien Kuo Construction Co. Ltd.	1,153,364	571,742
#	Chime Ball Technology Co. Ltd.	162,282	249,479
*	China Airlines Ltd.	15,642,057	13,630,839
#	China Bills Finance Corp.	3,836,000	2,392,802
#	China Chemical & Pharmaceutical Co. Ltd.	1,479,000	1,161,796
	China Development Financial Holding Corp.	41,415,092	27,626,758
#	China Ecotek Corp.	132,000	188,853
#	China Electric Manufacturing Corp.	1,740,658	1,150,724
#	China Fineblanking Technology Co. Ltd.	303,575	444,824
#	China General Plastics Corp.	2,729,607	3,289,032
#	China Glaze Co. Ltd.	706,022	352,057
#	China Man-Made Fiber Corp.	7,845,227	2,699,711
#	China Metal Products	2,361,405	2,848,226
	China Motor Corp.	1,550,286	3,440,479
#*	China Petrochemical Development Corp.	23,870,099	10,623,424
	China Steel Chemical Corp.	852,998	3,552,555
	China Steel Corp.	29,181,440	35,712,478
#	China Steel Structure Co. Ltd.	538,000	1,135,800
#	China Wire & Cable Co. Ltd.	893,680	841,910
#	Chinese Maritime Transport Ltd.	573,964	1,025,109
#	Ching Feng Home Fashions Co. Ltd.	692,659	464,908
	Chin-Poon Industrial Co. Ltd.	2,600,617	3,269,995
#	Chipbond Technology Corp.	4,741,000	11,824,531
	ChipMOS Technologies, Inc.	2,687,155	4,572,862
	ChipMOS Technologies, Inc., ADR	62,027	2,059,931
	Chlitina Holding Ltd.	350,000	2,659,838
#	Chong Hong Construction Co. Ltd.	1,068,739	2,856,691
	Chroma ATE, Inc.	1,215,705	9,476,316
#	Chun YU Works & Co. Ltd.	1,384,000	1,443,026
#	Chun Yuan Steel Industry Co. Ltd.	2,745,177	2,141,144

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Chung Hsin Electric & Machinery Manufacturing Corp.	2,580,500	$3,958,852
#	Chung Hung Steel Corp.	4,630,926	6,314,733
	Chung Hwa Food Industrial Co. Ltd.	42,115	194,976
#*	Chung Hwa Pulp Corp.	2,481,308	2,014,951
	Chung Lien Co. Ltd.	27,000	77,803
#	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	212,000	467,801
#	Chunghwa Precision Test Tech Co. Ltd.	128,000	2,963,717
#	Chunghwa Telecom Co. Ltd., Sponsored ADR	245,064	10,638,228
	Chunghwa Telecom Co. Ltd.	6,972,000	29,631,138
#	Chyang Sheng Dyeing & Finishing Co. Ltd.	1,406,000	691,106
	Cleanaway Co. Ltd.	460,000	3,476,874
	Clevo Co.	3,195,482	3,559,021
	CMC Magnetics Corp.	7,532,944	2,893,976
#	CoAsia Electronics Corp.	510,463	245,511
	Collins Co. Ltd.	280,060	153,635
#	Compal Electronics, Inc.	20,177,560	18,452,118
	Compeq Manufacturing Co. Ltd.	6,634,000	10,272,241
#	Compucase Enterprise	382,000	430,053
#	Concord Securities Co. Ltd.	3,557,671	1,792,399
#	Concraft Holding Co. Ltd.	149,820	137,026
#	Continental Holdings Corp.	2,637,250	2,235,766
#	Contrel Technology Co. Ltd.	726,000	506,344
#	Coremax Corp.	367,835	1,875,906
#	Coretronic Corp.	2,600,600	7,122,208
#	Co-Tech Development Corp.	918,800	2,297,691
	Cowealth Medical Holding Co. Ltd.	180,369	170,948
#*	Coxon Precise Industrial Co. Ltd.	331,000	186,386
	Creative Sensor, Inc.	14,000	11,797
#*	CSBC Corp. Taiwan	2,035,712	1,487,583
	CTBC Financial Holding Co. Ltd.	56,162,931	56,461,111
	CTCI Corp.	3,227,896	4,465,254
#*	C-Tech United Corp.	174,819	140,302
#	Cub Elecparts, Inc.	308,765	2,017,791
#	CviLux Corp.	649,378	1,050,863
	Cyberlink Corp.	101,504	313,576
#	CyberPower Systems, Inc.	264,000	653,194
#	CyberTAN Technology, Inc.	2,224,873	2,085,530
#	Cypress Technology Co. Ltd.	295,589	641,859
#	DA CIN Construction Co. Ltd.	1,710,809	2,023,170
	Dadi Early-Childhood Education Group Ltd.	124,502	632,251
	Dafeng TV Ltd.	396,061	645,879
#*	Da-Li Development Co. Ltd.	1,537,257	1,664,935
*	Danen Technology Corp.	464,279	235,936
	Darfon Electronics Corp.	1,236,700	2,022,359
#*	Darwin Precisions Corp.	2,699,304	1,258,508
#	Daxin Materials Corp.	334,500	1,474,891
#	De Licacy Industrial Co. Ltd.	1,599,469	919,129
*	Delpha Construction Co. Ltd.	721,805	379,586
	Delta Electronics, Inc.	3,166,028	31,234,268
	Depo Auto Parts Ind Co. Ltd.	902,634	1,934,523
#	Dimerco Data System Corp.	61,598	151,665
#	Dimerco Express Corp.	891,000	3,150,587
	D-Link Corp.	2,670,537	1,610,838
#	Draytek Corp.	173,000	164,771
#	Dyaco International, Inc.	277,408	440,038
#	DYNACOLOR, Inc.	243,000	303,131
#	Dynamic Electronics Co. Ltd.	1,097,693	825,452
	Dynapack International Technology Corp.	828,000	3,065,632
#	E & R Engineering Corp.	136,000	349,260

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	E Ink Holdings, Inc.	2,664,000	$14,520,122
	E.Sun Financial Holding Co. Ltd.	38,492,061	40,477,883
	Eastern Media International Corp.	2,216,434	2,725,721
	Eclat Textile Co. Ltd.	660,518	14,653,240
#	ECOVE Environment Corp.	166,000	1,414,822
#	Edimax Technology Co. Ltd.	1,152,423	576,829
#	Edison Opto Corp.	663,000	486,896
#	Edom Technology Co. Ltd.	1,310,141	1,559,993
#	eGalax_eMPIA Technology, Inc.	339,334	902,564
#	Egis Technology, Inc.	463,000	1,833,338
#	Elan Microelectronics Corp.	1,575,026	9,350,761
	E-LIFE MALL Corp.	407,000	1,200,282
	Elite Advanced Laser Corp.	839,320	1,609,357
	Elite Material Co. Ltd.	1,488,839	14,516,920
#	Elite Semiconductor Microelectronics Technology, Inc.	1,240,390	6,585,387
#	Elitegroup Computer Systems Co. Ltd.	1,973,028	1,409,277
	eMemory Technology, Inc.	190,000	11,092,204
#	Emerging Display Technologies Corp.	789,000	518,443
#	Ennoconn Corp.	414,298	3,207,725
*	Ennostar, Inc.	3,418,431	11,327,525
	EnTie Commercial Bank Co. Ltd.	2,316,166	1,359,028
#*	Epileds Technologies, Inc.	362,000	321,802
#	Eris Technology Corp.	41,000	346,729
	Eslite Spectrum Corp.	33,550	72,304
#	Eson Precision Ind Co. Ltd.	700,000	1,543,491
	Eternal Materials Co. Ltd.	5,192,999	6,881,089
#	Eurocharm Holdings Co. Ltd.	157,000	848,542
*	Eva Airways Corp.	12,917,695	11,531,672
*	Everest Textile Co. Ltd.	3,778,829	1,251,327
	Evergreen International Storage & Transport Corp.	3,054,000	3,179,236
	Evergreen Marine Corp. Taiwan Ltd.	11,680,920	49,558,974
	Evergreen Steel Corp.	6,000	11,295
#	Everlight Chemical Industrial Corp.	2,920,756	2,525,350
#	Everlight Electronics Co. Ltd.	3,330,570	6,605,212
#*	Everspring Industry Co. Ltd.	545,000	401,529
#	Excellence Opto, Inc.	141,000	141,954
#	Excelliance Mos Corp.	147,000	984,866
	Excelsior Medical Co. Ltd.	992,707	2,056,439
	EZconn Corp.	348,600	448,620
	Far Eastern Department Stores Ltd.	9,809,000	7,423,439
	Far Eastern International Bank	22,917,562	9,089,175
	Far Eastern New Century Corp.	10,225,705	10,712,181
	Far EasTone Telecommunications Co. Ltd.	6,684,000	15,666,333
	Farcent Enterprise Co. Ltd.	24,000	54,700
#	Farglory F T Z Investment Holding Co. Ltd.	725,385	1,731,173
	Farglory Land Development Co. Ltd.	1,974,105	4,561,131
#	Federal Corp.	2,518,938	2,482,991
#	Feedback Technology Corp.	167,200	480,053
	Feng Hsin Steel Co. Ltd.	2,733,131	8,206,918
	Feng TAY Enterprise Co. Ltd.	1,243,785	10,200,488
	First Financial Holding Co. Ltd.	26,193,678	23,852,465
#	First Hi-Tec Enterprise Co. Ltd.	351,736	701,282
	First Hotel	1,220,293	612,185
#	First Insurance Co. Ltd.	2,136,640	1,135,569
#*	First Steamship Co. Ltd.	4,441,961	1,862,308
#	FIT Holding Co. Ltd.	895,436	1,019,250
	FLEXium Interconnect, Inc.	1,924,724	6,832,629
	Flytech Technology Co. Ltd.	598,070	1,595,026
#	FocalTech Systems Co. Ltd.	243,000	1,326,029

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Forcecon Tech Co. Ltd.	17,000	$49,604
#	Forest Water Environment Engineering Co. Ltd.	245,326	281,299
#	Formosa Advanced Technologies Co. Ltd.	1,321,000	1,846,595
	Formosa Chemicals & Fibre Corp.	5,726,198	16,414,549
	Formosa International Hotels Corp.	332,975	1,772,956
#*	Formosa Laboratories, Inc.	583,467	1,161,126
#	Formosa Oilseed Processing Co. Ltd.	304,891	599,403
#	Formosa Optical Technology Co. Ltd.	200,000	431,808
	Formosa Petrochemical Corp.	1,666,000	5,814,290
	Formosa Plastics Corp.	5,084,770	19,497,401
#	Formosa Sumco Technology Corp.	86,000	899,950
#	Formosa Taffeta Co. Ltd.	3,435,460	3,553,731
	Formosan Rubber Group, Inc.	1,704,143	1,356,858
#	Formosan Union Chemical	2,129,936	1,731,760
	Fortune Electric Co. Ltd.	752,304	1,031,508
#	Founding Construction & Development Co. Ltd.	1,400,882	960,798
#	Foxconn Technology Co. Ltd.	3,063,241	6,747,868
	Foxsemicon Integrated Technology, Inc.	425,402	3,517,446
#*	Franbo Lines Corp.	52,000	42,305
#	Froch Enterprise Co. Ltd.	1,166,384	1,179,448
#	FSP Technology, Inc.	857,619	1,339,932
	Fubon Financial Holding Co. Ltd.	21,290,128	58,750,409
#	Fulgent Sun International Holding Co. Ltd.	792,730	3,071,572
	Fullerton Technology Co. Ltd.	652,670	426,323
#*	Fulltech Fiber Glass Corp.	2,364,215	1,329,455
#	Fusheng Precision Co. Ltd.	58,000	412,425
#	Fwusow Industry Co. Ltd.	1,056,294	741,527
#	G Shank Enterprise Co. Ltd.	1,087,510	2,380,687
	Gallant Precision Machining Co. Ltd.	49,000	56,179
	Gamania Digital Entertainment Co. Ltd.	192,000	448,575
#*	GCS Holdings, Inc.	365,000	593,704
#	GEM Services, Inc.	421,970	1,329,273
#	Gemtek Technology Corp.	2,158,574	2,449,406
#	General Interface Solution Holding Ltd.	1,483,000	5,179,178
	General Plastic Industrial Co. Ltd.	579,478	571,284
#	Generalplus Technology, Inc.	303,000	674,990
#	GeneReach Biotechnology Corp.	147,860	512,858
#	Genesys Logic, Inc.	321,000	2,329,695
#	Genius Electronic Optical Co. Ltd.	430,576	7,516,238
	Genmont Biotech, Inc.	78,314	70,888
	Genovate Biotechnology Co. Ltd.	101,700	91,459
	GeoVision, Inc.	215,840	224,285
	Getac Technology Corp.	2,271,281	4,453,638
	GFC Ltd.	104,400	248,101
	Giant Manufacturing Co. Ltd.	1,294,363	14,991,704
#*	Giantplus Technology Co. Ltd.	1,742,000	750,863
#	Gigabyte Technology Co. Ltd.	2,726,750	14,070,157
	Gigasolar Materials Corp.	21,820	143,183
*	Gigastorage Corp.	58,760	54,948
	Ginko International Co. Ltd.	318,150	3,154,886
	Global Brands Manufacture Ltd.	2,171,175	2,821,644
#	Global Lighting Technologies, Inc.	304,000	834,551
	Global Mixed Mode Technology, Inc.	277,000	2,362,179
	Global PMX Co. Ltd.	285,000	1,628,415
	Global Unichip Corp.	269,000	4,723,279
	Globaltek Fabrication Co. Ltd.	22,000	34,200
#	Globalwafers Co. Ltd.	598,779	17,088,572
	Globe Union Industrial Corp.	1,621,820	847,913
#	Gloria Material Technology Corp.	3,539,885	2,623,254

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Glotech Industrial Corp.	283,000	$286,325
*	GlycoNex, Inc.	108,000	110,842
#	Gold Circuit Electronics Ltd.	1,640,747	4,568,909
#	Goldsun Building Materials Co. Ltd.	5,662,965	5,288,299
#	Good Will Instrument Co. Ltd.	205,342	198,340
#	Gourmet Master Co. Ltd.	619,102	2,375,736
#	Grand Fortune Securities Co. Ltd.	1,213,941	858,464
#	Grand Ocean Retail Group Ltd.	691,000	426,699
#	Grand Pacific Petrochemical	5,343,000	5,207,784
#	Grand Process Technology Corp.	124,000	1,499,092
#	GrandTech CG Systems, Inc.	320,600	588,841
#	Grape King Bio Ltd.	726,000	4,086,565
	Great China Metal Industry	1,132,000	1,072,364
#	Great Taipei Gas Co. Ltd.	1,495,000	1,770,538
#	Great Tree Pharmacy Co. Ltd.	161,051	1,177,823
	Great Wall Enterprise Co. Ltd.	3,725,837	7,044,981
	Greatek Electronics, Inc.	1,986,000	5,327,096
*††	Green Energy Technology, Inc.	2,077,221	4,481
	GTM Holdings Corp.	1,004,550	959,467
#	Hai Kwang Enterprise Corp.	86,000	93,990
#	Hannstar Board Corp.	3,229,831	4,921,851
#	HannStar Display Corp.	11,905,323	7,093,801
#	HannsTouch Solution, Inc.	3,855,862	2,058,553
#	Hanpin Electron Co. Ltd.	361,000	356,152
#	Harvatek Corp.	1,001,839	908,835
	Heran Co. Ltd.	3,000	12,988
#	Hey Song Corp.	1,965,500	2,507,848
#	Hi-Clearance, Inc.	111,978	571,706
#	Highlight Tech Corp.	445,842	859,760
	Highwealth Construction Corp.	3,142,243	5,315,533
	HIM International Music, Inc.	91,200	280,362
#	Hiroca Holdings Ltd.	420,221	821,124
#	Hitron Technology, Inc.	826,997	625,624
	Hiwin Technologies Corp.	1,065,838	10,319,737
	Ho Tung Chemical Corp.	6,768,828	2,631,723
#	Hocheng Corp.	1,761,300	953,707
	Hold-Key Electric Wire & Cable Co. Ltd.	73,521	35,598
#	Holiday Entertainment Co. Ltd.	513,400	1,091,139
#	Holtek Semiconductor, Inc.	1,034,000	3,852,390
	Holy Stone Enterprise Co. Ltd.	801,675	3,388,172
	Hon Hai Precision Industry Co. Ltd.	22,635,403	84,632,112
	Hong Pu Real Estate Development Co. Ltd.	1,638,554	1,301,296
#	Hong TAI Electric Industrial	1,346,000	1,179,580
	Hong YI Fiber Industry Co.	1,007,680	840,603
#	Horizon Securities Co. Ltd.	2,115,000	1,219,657
#	Hota Industrial Manufacturing Co. Ltd.	1,187,219	3,569,424
	Hotai Finance Co. Ltd.	278,000	1,067,631
	Hotai Motor Co. Ltd.	891,000	19,512,877
#	Hotron Precision Electronic Industrial Co. Ltd.	297,159	545,745
	Hsin Kuang Steel Co. Ltd.	210,000	401,884
#	Hsin Yung Chien Co. Ltd.	241,510	1,039,208
#	Hsing TA Cement Co.	550,222	398,729
#*	HTC Corp.	2,509,619	5,940,244
	Hu Lane Associate, Inc.	404,555	1,856,890
#	HUA ENG Wire & Cable Co. Ltd.	2,197,000	1,573,756
	Hua Nan Financial Holdings Co. Ltd.	23,146,210	18,340,055
	Huaku Development Co. Ltd.	1,480,400	4,856,093
	Huang Hsiang Construction Corp.	935,735	1,327,969
#	Hung Ching Development & Construction Co. Ltd.	903,000	953,797

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hung Sheng Construction Ltd.	3,131,603	$2,693,705
#	Huxen Corp.	219,072	403,510
#	Hwa Fong Rubber Industrial Co. Ltd.	1,225,096	713,729
#*	Hwacom Systems, Inc.	113,000	73,591
#	Hycon Technology Corp.	87,169	528,818
#	Ibase Technology, Inc.	794,345	1,113,100
	IBF Financial Holdings Co. Ltd.	16,564,285	9,604,719
	Ichia Technologies, Inc.	1,470,255	855,104
#*	I-Chiun Precision Industry Co. Ltd.	1,110,749	1,787,865
*	Ideal Bike Corp.	107,000	45,952
	IEI Integration Corp.	637,173	1,027,974
#	Infortrend Technology, Inc.	1,508,866	890,927
#	Info-Tek Corp.	475,000	942,115
#	Innodisk Corp.	465,121	3,269,159
#	Innolux Corp.	44,917,151	28,212,985
#	Inpaq Technology Co. Ltd.	439,550	967,716
	Insyde Software Corp.	57,000	169,769
#	Intai Technology Corp.	220,800	669,280
#	Integrated Service Technology, Inc.	666,669	1,203,131
	IntelliEPI, Inc.	50,000	117,896
#	International CSRC Investment Holdings Co.	4,490,083	4,048,208
	International Games System Co. Ltd.	283,000	7,312,521
	Inventec Corp.	10,385,276	9,525,965
	Iron Force Industrial Co. Ltd.	244,682	597,751
#	I-Sheng Electric Wire & Cable Co. Ltd.	605,000	927,797
	I-Sunny Construction & Development Co. Ltd.	36,300	97,122
#	ITE Technology, Inc.	897,646	3,325,553
#	ITEQ Corp.	974,608	4,479,999
	J Touch Corp.	22,100	0
#	Jarllytec Co. Ltd.	359,828	835,964
	Jentech Precision Industrial Co. Ltd.	246,156	3,551,292
	Jess-Link Products Co. Ltd.	540,450	783,648
	Jia Wei Lifestyle, Inc.	30,000	81,584
#	Jih Lin Technology Co. Ltd.	265,000	882,755
	Jinan Acetate Chemical Co. Ltd.	5,060	20,132
#*	Jinli Group Holdings Ltd.	688,681	282,732
	Johnson Health Tech Co. Ltd.	201,000	390,258
#	Jourdeness Group Ltd.	246,000	623,924
#	K Laser Technology, Inc.	917,459	761,195
#	Kaimei Electronic Corp.	492,314	1,625,200
#	Kaori Heat Treatment Co. Ltd.	520,321	981,787
#	Kaulin Manufacturing Co. Ltd.	1,285,684	712,437
#	KEE TAI Properties Co. Ltd.	3,153,101	1,362,602
#	Kenda Rubber Industrial Co. Ltd.	3,141,885	3,427,986
#	Kenmec Mechanical Engineering Co. Ltd.	1,366,000	1,301,028
#	Kerry TJ Logistics Co. Ltd.	1,082,000	1,767,197
#	Key Ware Electronics Co. Ltd.	264,131	126,317
#	Keystone Microtech Corp.	71,000	718,781
#	KHGEARS International Ltd.	6,504	21,257
#	Kindom Development Co. Ltd.	2,585,000	3,333,199
#	King Chou Marine Technology Co. Ltd.	539,800	679,378
	King Slide Works Co. Ltd.	297,450	4,846,022
	King Yuan Electronics Co. Ltd.	7,800,032	12,929,710
	King's Town Bank Co. Ltd.	6,773,653	9,968,020
*	King's Town Construction Co. Ltd.	674,690	923,480
#	Kinik Co.	607,000	2,173,613
#*	Kinko Optical Co. Ltd.	485,120	566,910
#	Kinpo Electronics	7,707,892	4,191,401
#	Kinsus Interconnect Technology Corp.	1,096,476	8,291,625

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	KMC Kuei Meng International, Inc.	384,951	$2,656,877
#	KNH Enterprise Co. Ltd.	719,150	714,582
#	KS Terminals, Inc.	730,290	2,217,244
	Kung Long Batteries Industrial Co. Ltd.	466,000	2,304,307
#	Kung Sing Engineering Corp.	3,716,135	1,099,226
#	Kuo Toong International Co. Ltd.	848,735	627,827
#	Kuo Yang Construction Co. Ltd.	1,240,517	1,039,226
#	Kwong Fong Industries Corp.	534,733	212,600
	Kwong Lung Enterprise Co. Ltd.	618,000	906,842
#	KYE Systems Corp.	1,412,107	601,340
	L&K Engineering Co. Ltd.	1,065,000	1,146,337
#	La Kaffa International Co. Ltd.	157,947	531,692
*	LAN FA Textile	1,456,412	618,846
#	Land Mark Optoelectronics Corp.	323,600	2,310,157
#	Lanner Electronics, Inc.	548,705	1,050,528
#	Largan Precision Co. Ltd.	267,234	19,803,238
#	Laser Tek Taiwan Co. Ltd.	421,144	547,581
#	Laster Tech Corp. Ltd.	110,404	162,114
	LCY Technology Corp.	31,000	48,746
	Leader Electronics, Inc.	324,886	167,879
#*	Leadtek Research, Inc.	156,000	378,485
#	Leadtrend Technology Corp.	97,000	468,241
#*	Lealea Enterprise Co. Ltd.	4,323,965	1,620,332
#	Ledlink Optics, Inc.	542,858	558,389
#	LEE CHI Enterprises Co. Ltd.	1,060,000	997,924
#	Lelon Electronics Corp.	483,122	1,132,341
#	Lemtech Holdings Co. Ltd.	177,032	976,947
*	Leofoo Development Co. Ltd.	623,010	385,182
#*	Li Cheng Enterprise Co. Ltd.	522,057	393,361
#*	Li Peng Enterprise Co. Ltd.	3,704,060	1,248,258
#	Lian HWA Food Corp.	421,499	1,069,416
	Lida Holdings Ltd.	400,000	469,345
	Lien Hwa Industrial Holdings Corp.	3,194,017	7,077,937
	Lifestyle Global Enterprise, Inc.	71,000	85,098
#*	Lingsen Precision Industries Ltd.	2,327,490	2,012,595
	Lite-On Technology Corp.	10,927,419	25,238,012
#*	Long Bon International Co. Ltd.	2,254,276	1,432,538
#	Long Da Construction & Development Corp.	354,000	282,490
#	Longchen Paper & Packaging Co. Ltd.	5,859,590	4,775,748
#	Longwell Co.	638,000	1,159,205
	Lotes Co. Ltd.	402,625	10,581,852
#	Lu Hai Holding Corp.	392,386	572,275
#	Lucky Cement Corp.	1,196,000	486,629
	Lumax International Corp. Ltd.	479,126	1,270,909
#	Lung Yen Life Service Corp.	829,000	1,278,206
#*	LuxNet Corp.	489,952	308,135
#	M31 Technology Corp.	24,000	306,922
#	Macauto Industrial Co. Ltd.	358,000	974,273
#	Machvision, Inc.	251,890	2,191,895
	Macronix International Co. Ltd.	9,172,837	13,989,575
#	Makalot Industrial Co. Ltd.	976,670	8,226,751
	Marketech International Corp.	186,000	1,120,134
#	Materials Analysis Technology, Inc.	409,932	2,104,212
#	Mayer Steel Pipe Corp.	752,905	808,648
#	Maywufa Co. Ltd.	178,462	122,489
#	Mechema Chemicals International Corp.	133,000	665,801
	MediaTek, Inc.	2,798,823	111,166,981
	Mega Financial Holding Co. Ltd.	15,954,220	21,352,778
#	Meiloon Industrial Co.	474,889	500,919

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Mercuries & Associates Holding Ltd.	3,058,376	$2,359,119
*	Mercuries Life Insurance Co. Ltd.	10,872,512	3,646,652
#	Merida Industry Co. Ltd.	570,588	6,021,506
	Merry Electronics Co. Ltd.	671,771	2,173,565
#*	Microbio Co. Ltd.	289,925	639,748
	Micro-Star International Co. Ltd.	2,910,465	16,279,350
	Mildef Crete, Inc.	282,000	609,162
#*	MIN AIK Technology Co. Ltd.	854,249	715,458
#	Mirle Automation Corp.	1,072,512	1,650,595
#	Mitac Holdings Corp.	5,646,535	6,675,323
	MJ International Co. Ltd.	24,000	43,654
#*	Mobiletron Electronics Co. Ltd.	504,960	1,066,462
#	momo.com, Inc.	146,900	6,002,760
	MOSA Industrial Corp.	24,000	33,065
#	MPI Corp.	359,000	1,424,296
#	Nak Sealing Technologies Corp.	306,549	1,011,124
	Namchow Holdings Co. Ltd.	1,375,000	2,427,255
#	Nan Kang Rubber Tire Co. Ltd.	2,308,197	3,814,489
#	Nan Liu Enterprise Co. Ltd.	264,000	1,062,703
	Nan Pao Resins Chemical Co. Ltd.	11,000	55,475
#	Nan Ren Lake Leisure Amusement Co. Ltd.	687,000	347,611
	Nan Ya Plastics Corp.	7,566,584	23,893,334
#	Nan Ya Printed Circuit Board Corp.	331,211	5,816,171
#	Nang Kuang Pharmaceutical Co. Ltd.	271,000	375,182
#	Nantex Industry Co. Ltd.	1,544,363	4,676,855
	Nanya Technology Corp.	3,393,751	9,015,546
#	National Petroleum Co. Ltd.	643,000	1,141,538
#	Netronix, Inc.	247,000	466,829
	New Best Wire Industrial Co. Ltd.	110,200	144,929
#	New Era Electronics Co. Ltd.	459,000	312,249
#*	Newmax Technology Co. Ltd.	114,000	147,837
	Nexcom International Co. Ltd.	644,267	577,716
	Nichidenbo Corp.	1,073,552	2,017,952
#	Nidec Chaun-Choung Technology Corp.	153,000	909,191
#	Nien Hsing Textile Co. Ltd.	719,656	531,375
	Nien Made Enterprise Co. Ltd.	675,000	9,520,860
#	Niko Semiconductor Co. Ltd.	121,000	301,986
#	Nishoku Technology, Inc.	232,800	717,486
#	Nova Technology Corp.	64,000	374,691
#	Novatek Microelectronics Corp.	1,768,000	31,092,484
#	Nuvoton Technology Corp.	559,000	2,978,931
#	Nyquest Technology Co. Ltd.	74,000	412,556
#	O-Bank Co. Ltd.	2,522,961	780,663
#	Ocean Plastics Co. Ltd.	784,000	947,568
*	Oneness Biotech Co. Ltd.	425,000	3,675,182
#	OptoTech Corp.	2,092,537	4,529,186
#	Orient Europharma Co. Ltd.	202,000	234,937
#*	Orient Semiconductor Electronics Ltd.	1,737,637	1,466,471
#*	Oriental Union Chemical Corp.	3,431,819	2,551,362
#	O-TA Precision Industry Co. Ltd.	409,683	2,171,462
#	Pacific Construction Co.	1,133,276	377,065
#	Pacific Hospital Supply Co. Ltd.	387,706	1,056,277
#	PADAUK Technology Co. Ltd.	25,500	134,270
#	Paiho Shih Holdings Corp.	785,656	1,010,750
	Pan German Universal Motors Ltd.	5,000	37,856
#	Pan Jit International, Inc.	1,260,074	4,274,597
#	Pan-International Industrial Corp.	1,435,854	1,935,056
#	Panion & BF Biotech, Inc.	136,753	401,929
	Parade Technologies Ltd.	192,805	14,234,643

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Paragon Technologies Co. Ltd.	276,626	$227,594
#	Parpro Corp.	105,000	104,126
#	PChome Online, Inc.	266,000	1,051,562
#	PCL Technologies, Inc.	301,067	856,719
#	P-Duke Technology Co. Ltd.	364,644	974,260
	Pegatron Corp.	8,126,293	20,426,989
#	Pegavision Corp.	129,000	1,867,450
	PharmaEngine, Inc.	9,000	19,798
*	Pharmally International Holding Co. Ltd.	422,490	0
*	Phihong Technology Co. Ltd.	662,101	1,027,972
	Phison Electronics Corp.	468,000	7,756,657
#	Phoenix Tours International, Inc.	245,535	391,260
*	Phytohealth Corp.	153,000	112,894
#	Pixart Imaging, Inc.	645,000	3,258,126
#	Planet Technology Corp.	181,000	459,270
#	Plastron Precision Co. Ltd.	375,491	183,912
	Plotech Co. Ltd.	550,800	560,317
#	Polytronics Technology Corp.	397,239	1,555,091
	Posiflex Technology, Inc.	142,939	568,809
	Pou Chen Corp.	8,470,005	9,847,230
#	Power Wind Health Industry, Inc.	179,319	806,988
	Powertech Technology, Inc.	4,433,580	15,802,120
	Poya International Co. Ltd.	262,850	4,011,533
	President Chain Store Corp.	1,792,728	17,122,558
	President Securities Corp.	7,248,644	5,874,531
#	Primax Electronics Ltd.	2,388,000	4,655,512
	Prince Housing & Development Corp.	8,177,141	3,826,363
#	Pro Hawk Corp.	67,000	423,347
	Prodisc Technology, Inc.	603,000	0
#	Promate Electronic Co. Ltd.	890,000	1,332,615
#	Prosperity Dielectrics Co. Ltd.	639,687	1,296,673
	Qisda Corp.	9,447,525	10,228,215
	QST International Corp.	317,000	698,558
#	Qualipoly Chemical Corp.	658,893	993,534
#	Quang Viet Enterprise Co. Ltd.	186,000	806,556
	Quanta Computer, Inc.	8,785,436	29,735,956
	Quanta Storage, Inc.	1,051,000	1,700,403
#	Quintain Steel Co. Ltd.	1,907,215	1,222,043
	Radiant Opto-Electronics Corp.	2,571,692	9,520,671
	Radium Life Tech Co. Ltd.	5,871,858	2,328,714
#	Rafael Microelectronics, Inc.	149,097	1,412,688
#*	RDC Semiconductor Co. Ltd.	205,000	3,539,949
	Realtek Semiconductor Corp.	1,113,861	21,609,066
	Rechi Precision Co. Ltd.	2,351,292	1,537,133
#	Rexon Industrial Corp. Ltd.	407,559	658,900
	Rich Development Co. Ltd.	3,708,769	1,223,962
#	RichWave Technology Corp.	333,340	2,719,174
*	Right WAY Industrial Co. Ltd.	135,767	66,448
*	Ritek Corp.	5,288,593	1,825,088
#*	Roo Hsing Co. Ltd.	3,341,000	748,656
	Ruentex Development Co. Ltd.	4,350,836	10,130,967
#	Ruentex Engineering & Construction Co.	290,440	1,298,075
	Ruentex Industries Ltd.	2,367,682	8,193,626
	Run Long Construction Co. Ltd.	36,620	72,182
	Sakura Development Co. Ltd.	13,674	15,188
#	Samebest Co. Ltd.	133,160	174,025
	Sampo Corp.	2,061,895	2,261,176
#	San Fang Chemical Industry Co. Ltd.	1,152,659	840,323
#	San Far Property Ltd.	1,184,297	622,492

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	San Shing Fastech Corp.	658,622	$1,344,939
	Sanitar Co. Ltd.	265,000	348,817
	Sanyang Motor Co. Ltd.	3,674,802	3,575,022
	Savior Lifetec Corp.	381,203	234,577
#	SCI Pharmtech, Inc.	389,174	1,157,553
#	Scientech Corp.	251,000	837,537
	ScinoPharm Taiwan Ltd.	12,000	10,089
	SciVision Biotech, Inc.	6,510	11,145
#	SDI Corp.	741,000	4,157,657
	Sea & Land Integrated Corp.	18,000	20,007
#	Sea Sonic Electronics Co. Ltd.	193,000	532,073
	Senao International Co. Ltd.	458,547	536,145
#	Senao Networks, Inc.	143,000	555,552
	Sensortek Technology Corp.	85,000	1,406,396
	Sercomm Corp.	1,341,000	3,784,740
#	Sesoda Corp.	1,312,261	1,506,154
	Shanghai Commercial & Savings Bank Ltd.	393,000	663,029
	Shan-Loong Transportation Co. Ltd.	588,247	771,332
#	Sharehope Medicine Co. Ltd.	473,397	462,113
	Sheng Yu Steel Co. Ltd.	1,009,000	1,075,063
#	ShenMao Technology, Inc.	580,450	1,521,176
	Shieh Yih Machinery Industry Co. Ltd.	412,000	174,850
#	Shih Her Technologies, Inc.	349,000	884,463
*	Shih Wei Navigation Co. Ltd.	529,000	707,314
#	Shihlin Electric & Engineering Corp.	1,628,787	3,040,642
	Shin Hai Gas Corp.	8,242	14,396
	Shin Kong Financial Holding Co. Ltd.	41,479,198	16,720,649
	Shin Shin Natural Gas Co.	12,480	18,845
#	Shin Zu Shing Co. Ltd.	1,071,127	3,575,429
	Shinih Enterprise Co. Ltd.	119,000	97,269
#*	Shining Building Business Co. Ltd.	2,706,622	1,007,842
	Shinkong Insurance Co. Ltd.	1,941,784	3,354,721
	Shinkong Synthetic Fibers Corp.	7,389,844	5,173,905
#	Shinkong Textile Co. Ltd.	869,169	1,330,962
#	Shiny Chemical Industrial Co. Ltd.	514,842	3,118,649
#	ShunSin Technology Holding Ltd.	216,000	694,979
*	Shuttle, Inc.	1,998,000	1,038,233
	Sigurd Microelectronics Corp.	2,756,523	5,712,469
	Silergy Corp.	113,000	15,273,583
#	Silicon Optronics, Inc.	50,000	213,832
*	Silitech Technology Corp.	69,521	83,832
	Simplo Technology Co. Ltd.	672,880	7,695,105
	Sinbon Electronics Co. Ltd.	1,013,849	9,860,726
	Sincere Navigation Corp.	2,291,741	2,078,845
#	Single Well Industrial Corp.	257,351	267,375
#	Sinher Technology, Inc.	415,000	601,566
#	Sinmag Equipment Corp.	265,519	997,810
	Sino-American Silicon Products, Inc.	2,680,000	20,977,275
#	Sinon Corp.	3,335,740	3,385,994
	SinoPac Financial Holdings Co. Ltd.	34,893,497	20,877,273
#	Sinphar Pharmaceutical Co. Ltd.	116,147	120,165
#	Sinyi Realty, Inc.	1,418,314	1,768,862
#	Sirtec International Co. Ltd.	743,000	713,110
#	Sitronix Technology Corp.	660,774	6,941,793
#	Siward Crystal Technology Co. Ltd.	1,148,705	1,374,511
	Soft-World International Corp.	344,000	1,131,930
#	Solar Applied Materials Technology Corp.	2,276,531	3,914,929
#	Solomon Technology Corp.	673,000	499,285
#	Solteam, Inc.	387,930	1,153,156

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Sonix Technology Co. Ltd.	911,000	$2,758,275
#	Southeast Cement Co. Ltd.	1,181,000	820,284
#	Speed Tech Corp.	298,000	792,201
#	Spirox Corp.	415,745	517,820
#	Sporton International, Inc.	343,852	2,607,162
	St Shine Optical Co. Ltd.	297,000	3,121,205
#	Standard Chemical & Pharmaceutical Co. Ltd.	535,040	809,096
	Standard Foods Corp.	2,124,734	3,941,754
	Stark Technology, Inc.	585,520	1,749,904
#	Sunjuice Holdings Co. Ltd.	26,000	294,060
#	Sunko INK Co. Ltd.	278,800	221,459
	SunMax Biotechnology Co. Ltd.	46,000	161,226
#	Sunny Friend Environmental Technology Co. Ltd.	428,000	3,051,556
#	Sunonwealth Electric Machine Industry Co. Ltd.	1,403,001	2,177,355
#	Sunplus Technology Co. Ltd.	2,288,153	2,886,667
#	Sunrex Technology Corp.	717,145	1,129,200
#	Sunspring Metal Corp.	887,291	862,175
#	Supreme Electronics Co. Ltd.	2,406,910	4,258,029
	Swancor Holding Co. Ltd.	31,000	99,419
#	Sweeten Real Estate Development Co. Ltd.	1,111,353	1,046,294
#	Symtek Automation Asia Co. Ltd.	322,257	1,356,280
	Syncmold Enterprise Corp.	724,000	1,796,690
	SYNergy ScienTech Corp.	51,000	58,946
#	Synmosa Biopharma Corp.	441,992	371,101
	Synnex Technology International Corp.	4,786,732	11,788,201
	Sysage Technology Co. Ltd.	16,000	22,091
	Systex Corp.	799,293	2,446,312
#	T3EX Global Holdings Corp.	730,178	3,026,831
#	TA Chen Stainless Pipe	7,522,181	12,148,927
#	Ta Liang Technology Co. Ltd.	259,000	720,006
#	Ta Ya Electric Wire & Cable	3,092,802	2,591,543
#	Ta Yih Industrial Co. Ltd.	220,000	317,497
	Tah Hsin Industrial Corp.	228,378	699,368
	TAI Roun Products Co. Ltd.	228,000	130,321
#	TA-I Technology Co. Ltd.	422,834	935,828
#*	Tai Tung Communication Co. Ltd.	675,813	436,275
	Taichung Commercial Bank Co. Ltd.	27,777,879	13,361,400
#	TaiDoc Technology Corp.	317,532	2,140,794
#	Taiflex Scientific Co. Ltd.	1,200,460	2,011,563
#	Taimide Tech, Inc.	601,940	897,661
#	Tainan Enterprises Co. Ltd.	690,289	444,624
#	Tainan Spinning Co. Ltd.	4,596,791	4,072,822
#	Tai-Saw Technology Co. Ltd.	309,960	369,404
	Taishin Financial Holding Co. Ltd.	40,412,816	28,900,571
#	TaiSol Electronics Co. Ltd.	80,000	156,873
#	Taisun Enterprise Co. Ltd.	815,775	791,897
#	Taita Chemical Co. Ltd.	1,721,707	2,085,185
	TAI-TECH Advanced Electronics Co. Ltd.	34,000	151,201
	Taiwan Business Bank	19,972,436	7,449,535
	Taiwan Cement Corp.	15,992,539	27,198,944
#	Taiwan Chinsan Electronic Industrial Co. Ltd.	674,331	1,069,771
	Taiwan Cogeneration Corp.	1,711,657	2,292,055
	Taiwan Cooperative Financial Holding Co. Ltd.	22,546,719	21,632,687
	Taiwan FamilyMart Co. Ltd.	123,000	1,070,289
#	Taiwan Fertilizer Co. Ltd.	3,400,000	8,265,824
#	Taiwan Fire & Marine Insurance Co. Ltd.	1,348,880	989,761
#	Taiwan FU Hsing Industrial Co. Ltd.	1,024,000	1,534,679
	Taiwan Glass Industry Corp.	4,778,904	4,087,482
	Taiwan High Speed Rail Corp.	6,436,000	6,629,776

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Taiwan Hon Chuan Enterprise Co. Ltd.	2,153,545	$5,572,112
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,094,000	2,386,344
	Taiwan Kolin Co. Ltd.	508,000	0
*	Taiwan Land Development Corp.	6,008,009	855,300
	Taiwan Mobile Co. Ltd.	4,988,900	17,932,126
	Taiwan Navigation Co. Ltd.	1,005,720	1,180,654
	Taiwan Paiho Ltd.	1,874,152	5,461,830
	Taiwan PCB Techvest Co. Ltd.	2,196,816	3,727,885
#	Taiwan Pelican Express Co. Ltd.	42,000	126,798
#	Taiwan Sakura Corp.	1,129,243	2,736,776
#	Taiwan Sanyo Electric Co. Ltd.	403,650	514,516
	Taiwan Secom Co. Ltd.	1,589,405	5,836,976
#	Taiwan Semiconductor Co. Ltd.	1,463,000	3,685,307
	Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,788,624	464,598,961
	Taiwan Semiconductor Manufacturing Co. Ltd.	41,439,652	958,167,073
#	Taiwan Shin Kong Security Co. Ltd.	1,481,226	2,099,594
#	Taiwan Styrene Monomer	2,809,404	1,713,776
#	Taiwan Surface Mounting Technology Corp.	1,559,674	7,488,743
	Taiwan Taxi Co. Ltd.	150,722	430,038
#*	Taiwan TEA Corp.	4,989,896	3,832,725
	Taiwan Union Technology Corp.	1,370,000	4,623,429
	Taiyen Biotech Co. Ltd.	660,910	793,962
#*	Tatung Co. Ltd.	6,166,588	6,484,676
	Tayih Lun An Co. Ltd.	45,000	31,897
	TBI Motion Technology Co. Ltd.	91,000	151,062
#	TCI Co. Ltd.	604,282	4,239,998
	Te Chang Construction Co. Ltd.	421,980	454,018
#	Team Group, Inc.	271,000	422,950
#	Teco Electric & Machinery Co. Ltd.	7,077,000	7,570,958
#	Tehmag Foods Corp.	105,860	1,105,268
	TEKOM Technologies, Inc.	3,000	13,497
	Ten Ren Tea Co. Ltd.	171,170	209,599
	Tera Autotech Corp.	24,863	18,050
	Test Research, Inc.	954,370	2,024,153
	Test Rite International Co. Ltd.	1,515,166	1,179,069
#	Tex-Ray Industrial Co. Ltd.	990,000	493,026
	Thermaltake Technology Co. Ltd.	61,391	84,934
#	Thinking Electronic Industrial Co. Ltd.	434,058	2,295,539
*	Thunder Tiger Corp.	59,000	33,517
	Thye Ming Industrial Co. Ltd.	608,793	821,799
	Tofu Restaurant Co. Ltd.	17,000	89,755
	Ton Yi Industrial Corp.	6,072,300	3,086,650
	Tong Hsing Electronic Industries Ltd.	546,972	5,383,729
	Tong Yang Industry Co. Ltd.	2,844,341	3,257,785
*	Tong-Tai Machine & Tool Co. Ltd.	1,539,804	896,652
	Top Bright Holding Co. Ltd.	5,000	22,379
*	TOPBI International Holdings Ltd.	667,872	261,736
	Topco Scientific Co. Ltd.	955,050	5,755,902
#	Topco Technologies Corp.	260,468	779,248
	Topkey Corp.	136,000	658,796
#	Topoint Technology Co. Ltd.	1,059,993	1,485,558
	Toung Loong Textile Manufacturing	565,000	692,858
#	TPK Holding Co. Ltd.	2,634,000	3,796,731
#	Trade-Van Information Services Co.	331,000	612,474
#	Transcend Information, Inc.	815,870	2,077,018
	Transcom, Inc.	56,000	328,269
	Tripod Technology Corp.	2,315,660	10,810,707
#*	TrueLight Corp.	198,000	181,180
#	Tsang Yow Industrial Co. Ltd.	383,000	289,777

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Tsann Kuen Enterprise Co. Ltd.	709,441	$889,920
#	TSC Auto ID Technology Co. Ltd.	193,570	1,371,148
	TSRC Corp.	2,880,154	3,904,993
	TST Group Holding Ltd.	3,000	14,059
#	Ttet Union Corp.	278,000	1,546,550
#	TTFB Co. Ltd.	81,000	626,630
	TTY Biopharm Co. Ltd.	1,270,991	3,101,118
	Tung Ho Steel Enterprise Corp.	3,542,052	8,745,100
#	Tung Thih Electronic Co. Ltd.	247,000	1,285,497
#	Turvo International Co. Ltd.	305,515	1,166,275
#	TXC Corp.	1,742,762	5,970,674
	TYC Brother Industrial Co. Ltd.	1,673,333	1,134,833
*	Tycoons Group Enterprise	3,231,353	1,410,200
#	Tyntek Corp.	1,560,413	1,500,405
*	TZE Shin International Co. Ltd.	65,000	41,104
#	UDE Corp.	521,000	803,831
#	Ultra Chip, Inc.	205,811	1,401,195
	U-Ming Marine Transport Corp.	1,628,200	3,215,489
	Unimicron Technology Corp.	3,462,563	25,957,944
*	Union Bank Of Taiwan	10,026,840	5,185,174
#	Uni-President Enterprises Corp.	17,538,734	42,986,916
#	Unitech Computer Co. Ltd.	531,365	669,876
#*	Unitech Printed Circuit Board Corp.	3,782,839	2,445,688
	United Integrated Services Co. Ltd.	1,091,640	6,964,509
	United Microelectronics Corp.	27,881,441	58,252,673
	United Orthopedic Corp.	479,468	515,523
#	United Radiant Technology	569,000	354,433
#*	United Recommend International Co. Ltd.	24,000	90,212
*	United Renewable Energy Co. Ltd.	6,710,644	4,937,474
††	Unity Opto Technology Co. Ltd.	3,736,276	103,771
	Univacco Technology, Inc.	52,000	48,959
#	Universal Cement Corp.	2,660,790	2,051,370
#	Universal Vision Biotechnology Co. Ltd.	139,000	1,353,236
#	Unizyx Holding Corp.	1,712,496	1,850,897
	UPC Technology Corp.	5,260,684	3,962,223
#	Userjoy Technology Co. Ltd.	270,474	818,954
#	USI Corp.	4,342,226	4,388,520
*	Usun Technology Co. Ltd.	283,100	314,399
#	Utechzone Co. Ltd.	300,000	1,057,621
#	Vanguard International Semiconductor Corp.	2,178,000	10,506,469
#	Ve Wong Corp.	704,524	844,840
#	Ventec International Group Co. Ltd.	69,000	287,664
#*	Victory New Materials Ltd. Co.	815,500	330,429
#	Visual Photonics Epitaxy Co. Ltd.	797,224	3,761,704
#	Vivotek, Inc.	166,504	447,735
	Voltronic Power Technology Corp.	246,007	12,678,048
#	Wafer Works Corp.	2,754,544	7,885,527
#	Waffer Technology Corp.	524,000	601,077
#	Wah Hong Industrial Corp.	364,280	428,390
	Wah Lee Industrial Corp.	1,346,400	4,942,983
	Walsin Lihwa Corp.	8,958,307	8,500,401
	Walsin Technology Corp.	1,606,496	8,965,340
#	Walton Advanced Engineering, Inc.	1,917,662	1,209,051
	Wan Hai Lines Ltd.	2,536,628	13,905,271
#	WAN HWA Enterprise Co.	428,452	184,336
	Wei Chuan Foods Corp.	1,692,000	1,315,165
	Wei Mon Industry Co. Ltd.	2,514,674	0
#	Weikeng Industrial Co. Ltd.	2,211,979	2,420,609
	Well Shin Technology Co. Ltd.	634,443	1,083,938

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Wha Yu Industrial Co. Ltd.	349,000	$277,956
#	Wholetech System Hitech Ltd.	254,000	432,626
#	Win Semiconductors Corp.	1,123,248	13,915,122
	Winbond Electronics Corp.	15,525,188	17,327,796
	Winmate, Inc.	127,000	356,237
#	Winstek Semiconductor Co. Ltd.	523,000	561,160
††	Wintek Corp.	6,349,135	78,320
	WinWay Technology Co. Ltd.	24,000	322,186
	Wisdom Marine Lines Co. Ltd.	1,695,849	4,607,243
	Wistron Corp.	16,566,169	18,830,197
	Wistron Information Technology & Services Corp.	9,000	27,370
#	Wistron NeWeb Corp.	1,700,515	4,367,759
#	Wiwynn Corp.	145,000	5,315,496
#	Wowprime Corp.	537,000	2,460,808
	WPG Holdings Ltd.	7,871,957	15,519,150
	WT Microelectronics Co. Ltd.	2,222,789	6,919,401
#	WUS Printed Circuit Co. Ltd.	1,091,507	1,274,432
	XAC Automation Corp.	212,000	205,869
#	XinTec, Inc.	832,000	3,879,193
	X-Legend Entertainment Co. Ltd.	10,000	18,114
	XPEC Entertainment, Inc.	63,985	0
	Xxentria Technology Materials Corp.	684,736	1,646,689
#	Yageo Corp.	1,393,663	23,751,858
*	Yang Ming Marine Transport Corp.	7,379,491	27,332,992
#	YC INOX Co. Ltd.	1,978,858	2,165,570
	YCC Parts Manufacturing Co. Ltd.	51,000	62,801
#	Yea Shin International Development Co. Ltd.	1,214,715	997,758
#	Yem Chio Co. Ltd.	2,718,064	1,465,836
	Yen Sun Technology Corp.	129,000	167,531
#	Yeong Guan Energy Technology Group Co. Ltd.	588,031	1,323,951
#	YFC-Boneagle Electric Co. Ltd.	738,000	604,983
#	YFY, Inc.	9,052,997	10,894,031
#	Yi Jinn Industrial Co. Ltd.	1,392,096	915,031
	Yi Shin Textile Industrial Co. Ltd.	8,000	13,261
#*	Yieh Phui Enterprise Co. Ltd.	3,566,342	2,842,607
	YONGGU Group, Inc.	10,000	22,304
	Yonyu Plastics Co. Ltd.	512,050	643,787
#	Young Fast Optoelectronics Co. Ltd.	739,137	708,634
#	Youngtek Electronics Corp.	601,569	1,814,534
	Yuanta Financial Holding Co. Ltd.	33,340,513	30,654,235
	Yuanta Futures Co. Ltd.	54,145	96,965
	Yuen Foong Yu Consumer Products Co. Ltd.	21,000	36,504
	Yulon Finance Corp.	1,281,403	8,162,710
	Yulon Motor Co. Ltd.	3,373,946	5,036,457
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	385,350	1,016,936
#	Yungshin Construction & Development Co. Ltd.	558,200	1,313,864
	YungShin Global Holding Corp.	1,102,400	1,692,998
#	Zeng Hsing Industrial Co. Ltd.	320,974	1,672,682
#	Zenitron Corp.	1,124,000	1,327,859
#	Zero One Technology Co. Ltd.	834,868	1,311,426
#	Zhen Ding Technology Holding Ltd.	3,082,350	10,625,273
#	Zhong Yang Technology Co. Ltd.	98,000	183,245
#	Zig Sheng Industrial Co. Ltd.	3,748,638	2,069,367
#	ZillTek Technology Corp.	63,000	918,793
#*	Zinwell Corp.	1,806,979	1,240,561
#	Zippy Technology Corp.	666,028	1,015,995
#	ZongTai Real Estate Development Co. Ltd.	764,625	1,080,731
TOTAL TAIWAN			4,995,390,716

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (2.2%)
	2S Metal PCL	586,100	$96,818
	AAPICO Hitech PCL	176,660	137,953
	AAPICO Hitech PCL	1,498,788	1,170,401
	Absolute Clean Energy PCL	2,984,200	292,191
	Advanced Info Service PCL	2,888,509	19,086,108
	AEON Thana Sinsap Thailand PCL	554,100	3,045,511
	After You PCL	1,256,900	388,829
	AGRIPURE HOLDING FOREIGN	827,100	0
	AI Energy PCL	1,179,650	146,681
*	Airports of Thailand PCL	7,417,200	14,201,727
	AJ Plast PCL	1,573,600	798,734
	Allianz Ayudhya Capital PCL	136,500	180,387
	Alpha Divisions PCL, Class F	454,600	30,311
	Amanah Leasing PCL	2,779,600	404,063
	Amata Corp. PCL	5,191,800	3,336,973
*	Ananda Development PCL	21,493,000	1,007,030
	AP Thailand PCL	19,619,336	6,010,429
	Aqua Corp. PCL	4,634,600	86,303
	Asia Plus Group Holdings PCL	15,647,100	1,757,626
	Asia Plus Group Holdings PCL	468,800	52,660
	Asia Sermkij Leasing PCL	1,990,550	2,929,477
	Asian Insulators PCL	2,195,390	448,375
	Asian Sea Corp. PCL, Class F	2,436,150	1,207,283
	Asiasoft Corp. PCL	289,500	184,334
*	Asset World Corp. PCL	15,154,000	2,230,203
	B Grimm Power PCL	2,616,100	2,789,354
	Bangchak Corp. PCL	6,177,200	5,148,440
*	Bangkok Airways PCL	3,907,700	1,091,504
	Bangkok Bank PCL	1,657,500	6,720,604
	Bangkok Bank PCL	201,600	817,420
	Bangkok Chain Hospital PCL	6,593,150	3,703,016
	Bangkok Commercial Asset Management PCL	4,718,900	2,891,292
	Bangkok Dusit Medical Services PCL, Class F	15,775,000	10,613,005
	Bangkok Expressway & Metro PCL	14,347,055	3,533,439
	Bangkok Insurance PCL	58,340	466,089
	Bangkok Land PCL	109,304,804	3,479,895
	Bangkok Life Assurance PCL	2,191,440	2,813,758
*	Bangkok Ranch PCL	4,024,200	340,839
	Banpu PCL	19,961,213	6,654,737
	Banpu Power PCL	3,091,700	1,569,297
	BCPG PCL	3,673,800	1,335,125
*	BEC World PCL	7,092,800	2,833,285
	Berli Jucker PCL	3,785,250	3,609,602
*	Better World Green PCL	21,928,100	737,632
	BG Container Glass PCL	507,100	159,920
*	Bound & Beyond PCL	83,300	34,276
	BTS Group Holdings PCL	12,152,100	3,357,841
	Bumrungrad Hospital PCL	974,400	4,126,457
	Buriram Sugar PCL	631,460	102,414
	Cal-Comp Electronics Thailand PCL, Class F	21,042,580	1,883,373
	Carabao Group PCL, Class F	817,100	2,490,934
	Central Pattana PCL	5,041,800	8,214,977
*	Central Plaza Hotel PCL	508,500	534,540
	Central Retail Corp. PCL	4,495,117	4,590,298
	CH Karnchang PCL	5,918,667	3,750,830
	Charoen Pokphand Foods PCL	15,948,500	12,094,898
	Charoong Thai Wire & Cable PCL, Class F	1,035,900	261,347
	Chularat Hospital PCL, Class F	27,577,500	2,733,316
	Chumporn Palm Oil Industry PCL	422,800	46,223

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	CIMB Thai Bank PCL	1,623,900	$45,359
	CK Power PCL	7,039,800	1,078,329
	Com7 PCL, Class F	2,184,500	5,150,420
	Communication & System Solution PCL	1,612,000	95,863
*	Country Group Development PCL	25,389,200	381,276
*	Country Group Holdings PCL, Class F	9,756,311	515,726
	CP ALL PCL	13,906,700	26,209,504
	Delta Electronics Thailand PCL	471,800	4,917,093
*	Demco PCL	2,580,600	294,527
*	Dhipaya Group Holdings PCL	3,327,000	7,269,537
	Diamond Building Products PCL	691,900	173,521
	Do Day Dream PCL	316,200	154,800
	Dod Biotech PCL	338,850	0
*	DOD Biotech PCL	677,700	225,934
	Dohome PCL	1,895,400	1,258,097
	Dynasty Ceramic PCL	26,793,360	2,365,895
*	E for L Aim PCL	1,500,000	7,208
	Eastern Polymer Group PCL, Class F	4,707,900	1,442,276
	Eastern Power Group PCL	2,145,104	402,670
	Eastern Water Resources Development & Management PCL, Class F	3,742,700	1,056,657
	Ekachai Medical Care PCL	2,992,700	656,156
	Electricity Generating PCL	830,300	4,239,405
	Energy Absolute PCL	3,082,700	8,263,432
*	Erawan Group PCL	6,420,240	609,339
*	Esso Thailand PCL	5,656,300	1,308,110
	Exotic Food PCL, Class F	786,600	467,778
	Finansia Syrus Securities PCL	684,100	131,498
	Forth Corp. PCL	1,046,000	609,473
	Forth Smart Service PCL	1,733,800	583,228
	Fortune Parts Industry PCL, Class F	116,800	11,997
*	General Engineering PCL	14,624,000	171,298
	GFPT PCL	4,290,822	1,765,558
	Global Green Chemicals PCL, Class F	1,861,000	776,930
	Global Power Synergy PCL, Class F	1,850,926	4,350,051
	Gulf Energy Development PCL	2,001,700	2,945,887
	Gunkul Engineering PCL	21,121,400	4,377,164
	Haad Thip PCL	262,400	273,867
	Hana Microelectronics PCL	1,955,957	4,082,866
	Home Product Center PCL	17,312,415	7,331,583
	Humanica PCL	369,000	149,617
	ICC International PCL	51,000	46,144
	Ichitan Group PCL	3,019,700	906,953
	Index Livingmall PCL	37,400	21,343
	Indorama Ventures PCL	5,014,400	7,153,747
	Infraset PCL	2,686,800	544,703
	Interlink Communication PCL	1,432,650	331,323
*	Interlink Telecom PCL	4,812,300	816,624
	Internet Thailand PCL	218,900	54,240
	Intouch Holdings PCL, Class F	179,700	414,236
	IRPC PCL	43,565,490	4,972,184
*	IT City PCL	163,900	70,886
*	Italian-Thai Development PCL	28,749,219	1,865,094
	ITV PCL	183,700	0
	Jasmine International PCL	27,889,500	2,814,498
*	Jasmine Technology Solution PCL	38,200	195,044
	Jay Mart PCL	421,500	677,286
	JKN Global Media PCL	2,075,800	476,945
	JMT Network Services PCL, Class F	1,214,297	2,334,135
	Jubilee Enterprise PCL	160,000	112,930

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	JWD Infologistics PCL	3,162,700	$1,928,302
	Kang Yong Electric PCL	8,200	90,632
	Karmarts PCL	4,467,666	472,329
	Kasikornbank PCL	786,800	3,556,492
	Kasikornbank PCL	1,549,600	6,957,958
	KCE Electronics PCL	2,052,864	4,423,877
	KGI Securities Thailand PCL	2,045,900	408,627
*	Khon Kaen Sugar Industry PCL	11,204,948	1,251,912
	Kiatnakin Phatra Bank PCL	1,533,907	3,201,878
	Krung Thai Bank PCL	6,248,775	2,627,507
	Krungthai Card PCL	2,156,600	3,886,349
	Ladprao General Hospital PCL, Class F	801,500	148,047
	Lalin Property PCL	466,100	152,590
	Lam Soon Thailand PCL	2,756,000	529,761
	Land & Houses PCL	17,997,000	5,297,210
	Land & Houses PCL	10,333,780	3,041,629
	Lanna Resources PCL	1,662,250	868,694
	LH Financial Group PCL	39,277,327	1,651,547
*	Loxley PCL	11,146,635	816,873
	LPN Development PCL	9,353,896	1,418,747
*	MBK PCL	6,762,978	2,599,974
	MC Group PCL	557,300	152,318
	MCS Steel PCL	2,948,400	1,284,031
*	MDX PCL	344,500	69,324
	Mega Lifesciences PCL	3,270,400	4,567,461
	Millcon Steel PCL	5,737,113	199,881
*	Minor International PCL	4,437,139	4,064,657
	MK Restaurants Group PCL	1,231,000	1,931,814
*	Mono Next PCL	6,840,800	632,818
	Muang Thai Insurance PCL	11,200	42,721
	Muangthai Capital PCL	2,565,000	4,333,421
	Namyong Terminal PCL	3,039,300	414,429
	Nava Nakorn PCL	638,800	48,733
*	Nawarat Patanakarn PCL	10,581,800	314,641
	Netbay PCL	657,800	472,186
	Noble Development PCL	4,656,700	881,130
	Northeast Rubber PCL	5,054,300	1,123,346
*	Nusasiri PCL	9,473,500	372,737
	Origin Property PCL, Class F	6,229,700	2,151,721
	Osotspa PCL	4,493,300	4,352,273
	Pacific Pipe PCL	279,200	41,761
	PCS Machine Group Holding PCL	1,542,500	233,958
*	Plan B Media PCL, Class F	16,984,868	4,055,555
*	Platinum Group PCL, Class F	1,819,600	158,487
	Polyplex Thailand PCL	2,308,187	1,663,808
*	Power Line Engineering PCL	136,400	3,523
*	Power Solution Technologies PCL, Class F	2,545,500	178,900
	Praram 9 Hospital PCL	214,300	73,375
	Precious Shipping PCL	3,494,700	1,647,899
	Premier Marketing PCL	2,392,700	711,450
	Prima Marine PCL	5,765,200	1,021,615
*	Principal Capital PCL	1,564,800	216,191
	Property Perfect PCL	56,401,640	948,638
	Pruksa Holding PCL	5,752,100	2,505,044
	PTG Energy PCL	6,547,300	2,890,684
	PTT Exploration & Production PCL	6,333,169	24,632,689
	PTT Global Chemical PCL	4,800,311	8,145,895
	PTT PCL	30,833,900	36,117,198
	Pylon PCL	1,567,100	221,216

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Quality Houses PCL	53,687,004	$3,805,416
*	Raimon Land PCL	20,990,900	605,234
	Rajthanee Hospital PCL	635,700	625,294
	Ratch Group PCL	2,832,801	3,786,143
	Ratchaphruek Hospital PCL, Class F	405,400	74,274
	Ratchthani Leasing PCL	16,896,312	2,141,536
	Regional Container Lines PCL	2,130,400	2,687,395
	Rojana Industrial Park PCL	7,135,312	1,382,272
*	RS PCL	3,558,800	1,934,653
	S 11 Group PCL	1,313,600	268,283
*	S Kijchai Enterprise PCL, Class F	673,000	154,631
	Sabina PCL	812,400	524,601
	Saha Pathana Inter-Holding PCL	33,600	65,595
	Sahakol Equipment PCL	6,146,500	431,981
	Sahamitr Pressure Container PCL	862,500	339,353
	Saha-Union PCL	723,700	733,590
*	Samart Corp. PCL	4,322,600	843,877
*	Samart Telcoms PCL	2,507,300	658,924
	Sansiri PCL	106,631,985	4,227,488
	Sappe PCL	852,400	637,476
	SC Asset Corp. PCL	15,259,316	1,741,565
	SCG Ceramics PCL	2,994,500	203,261
	SCG Packaging PCL	313,600	586,322
*	SEAFCO PCL	4,373,184	583,179
*	Seafresh Industry PCL	701,700	72,920
	Sena Development PCL	3,236,450	474,362
	Sermsang Power Corp. Co. Ltd.	2,471,890	935,450
	Siam Cement PCL	1,097,700	12,726,001
	Siam Cement PCL	737,000	8,522,150
	Siam City Cement PCL	538,588	2,596,287
	Siam City Cement PCL	24	116
	Siam Commercial Bank PCL	2,083,969	7,855,177
	Siam Global House PCL	4,821,941	2,751,671
*	Siam Wellness Group PCL, Class F	1,824,450	375,356
	Siamgas & Petrochemicals PCL	5,571,000	2,175,191
	Siamrajathanee PCL	182,900	99,429
	Sikarin PCL, Class F	550,200	216,478
*	Simat Technologies PCL	1,956,000	234,990
*	Singha Estate PCL	22,596,117	1,323,395
	Sino-Thai Engineering & Construction PCL	5,172,800	2,237,222
	SiS Distribution Thailand PCL	64,100	82,303
	SISB PCL	249,200	70,355
	SNC Former PCL	1,107,500	575,454
	Somboon Advance Technology PCL	2,118,925	1,470,106
	SPCG PCL	3,629,100	2,038,269
	Sri Trang Agro-Industry PCL	5,415,640	4,879,688
	Sri Trang Gloves Thailand PCL	2,170,000	1,890,074
	Sriracha Construction PCL	424,900	190,149
	Srisawad Corp. PCL	3,414,322	6,178,492
	Srisawad Finance PCL	516,100	434,023
*	Srithai Superware PCL	8,065,200	317,327
	Srivichai Vejvivat PCL	1,285,900	405,525
*	Star Petroleum Refining PCL	6,744,000	1,944,508
*	Stars Microelectronics Thailand PCL	1,887,200	291,908
*	STP & I PCL	7,742,433	1,174,329
	Supalai PCL	10,001,625	6,818,948
	Super Energy Corp. PCL	118,003,400	3,366,969
	Susco PCL	1,795,800	190,934
	SVI PCL	1,279,700	278,655

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Synnex Thailand PCL	1,070,460	$956,486
	Syntec Construction PCL	6,911,000	419,289
	TAC Consumer PCL, Class F	1,545,500	334,212
	Taokaenoi Food & Marketing PCL, Class F	2,315,900	500,810
*	Tata Steel Thailand PCL	12,258,700	522,822
	Thai Agro Energy PCL	980,300	65,363
	Thai Nakarin Hospital PCL	155,500	159,960
	Thai Oil PCL	4,708,500	7,424,426
	Thai Rayon PCL	6,000	9,551
	Thai Rayon PCL	73,200	116,522
	Thai Reinsurance PCL	9,194,700	306,536
	Thai Solar Energy PCL, Class F	4,447,790	341,984
	Thai Stanley Electric PCL	7,500	42,236
	Thai Stanley Electric PCL, Class F	187,700	1,057,028
	Thai Union Group PCL, Class F	13,497,760	8,472,839
	Thai Vegetable Oil PCL	3,159,425	3,012,817
	Thai Wah PCL, Class F	3,143,200	538,106
	Thaicom PCL	4,620,900	1,415,623
	Thaifoods Group PCL, Class F	7,577,000	1,128,756
	Thaire Life Assurance PCL, Class F	1,487,700	223,412
	Thaivivat Insurance PCL	154,000	99,444
	Thanachart Capital PCL	2,453,200	2,984,070
	Thitikorn PCL	1,629,300	562,756
	Thoresen Thai Agencies PCL	7,717,400	2,144,044
	Tipco Asphalt PCL	1,259,700	684,805
	Tipco Asphalt PCL	3,394,300	1,845,227
	TIPCO Foods PCL	1,523,700	421,025
	Tisco Financial Group PCL	90	267
	Tisco Financial Group PCL	1,175,400	3,486,132
	TKS Technologies PCL	561,000	249,371
	TMBThanachart Bank PCL	77,615,825	3,170,372
	TMT Steel PCL	2,999,300	909,834
	TOA Paint Thailand PCL	1,526,000	1,397,898
	Total Access Communication PCL	3,139,400	4,360,933
	Total Access Communication PCL	916,100	1,272,552
	TPC Power Holding PCL, Class F	1,573,000	548,034
	TPI Polene PCL	64,484,710	3,466,816
	TPI Polene Power PCL	10,046,400	1,249,199
	TQM Corp. PCL	1,248,800	1,809,719
*	Triton Holding PCL	1,398,800	10,503
	True Corp. PCL	81,397,848	11,783,680
*	TTCL PCL	1,709,978	246,520
	TTW PCL	7,128,600	2,505,019
*	U City PCL, Class F	26,548,439	1,562,846
	Union Auction PCL	1,491,400	425,538
*	Unique Engineering & Construction PCL	5,446,005	932,339
	United Paper PCL	2,191,600	1,105,838
*	United Power of Asia PCL	17,007,000	178,779
	Univanich Palm Oil PCL	2,504,400	519,008
	Univentures PCL	6,077,000	631,519
	Vanachai Group PCL	6,515,640	1,643,832
	VGI PCL	6,087,000	1,005,511
	Vinythai PCL	2,037,500	2,371,321
	WHA Corp. PCL	26,583,700	2,730,628
	WHA Utilities and Power PCL	5,138,700	638,961
	Workpoint Entertainment PCL	1,606,380	1,109,678
TOTAL THAILAND			634,276,441

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (0.4%)
*	Afyon Cimento Sanayi TAS	607,536	$156,585
	Agesa Hayat ve Emeklilik AS	111,545	236,360
	Akbank TAS	7,706,709	4,643,146
	Akcansa Cimento AS	54,323	70,519
	Aksa Akrilik Kimya Sanayii AS	1,210,818	2,921,225
*	Aksa Enerji Uretim AS	1,613,544	1,523,035
	Aksigorta AS	622,781	372,613
#	Alarko Holding AS	622,104	871,716
#*	Albaraka Turk Katilim Bankasi AS	4,389,778	582,024
#	Alkim Alkali Kimya AS	244,774	364,373
	Anadolu Anonim Turk Sigorta Sirketi	1,517,132	706,929
	Anadolu Efes Biracilik Ve Malt Sanayii AS	449,780	983,582
	Anadolu Hayat Emeklilik AS	426,292	484,257
#	Arcelik AS	790,010	3,057,171
#	Aselsan Elektronik Sanayi Ve Ticaret AS	1,353,140	2,201,337
	Aygaz AS	285,711	509,704
*	Bagfas Bandirma Gubre Fabrikalari AS	172,974	172,533
#*	Bera Holding AS	1,753,491	1,338,960
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	485,675	142,438
#	BIM Birlesik Magazalar AS	1,091,078	5,771,093
	Bizim Toptan Satis Magazalari AS	8,342	8,765
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	172,526	332,848
#	Borusan Yatirim ve Pazarlama AS	2,670	71,512
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	161,874	333,746
*	Bursa Cimento Fabrikasi AS	382,939	98,306
	Cemtas Celik Makina Sanayi Ve Ticaret AS	183,194	237,228
*	Cimsa Cimento Sanayi VE Ticaret AS	275,091	700,437
	Coca-Cola Icecek AS	339,109	2,916,750
	Deva Holding AS	174,912	408,710
#	Dogan Sirketler Grubu Holding AS	4,545,573	1,032,414
	Dogus Otomotiv Servis ve Ticaret AS	143,377	512,679
#	EGE Endustri VE Ticaret AS	6,534	859,362
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	609,286	406,204
Ω	Enerjisa Enerji AS	855,098	951,835
	Enka Insaat ve Sanayi AS	2,750,803	3,243,751
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	35,963	319,121
	Eregli Demir ve Celik Fabrikalari TAS	1,608,201	3,318,228
*	Fenerbahce Futbol AS	236,837	476,488
#	Ford Otomotiv Sanayi AS	173,167	3,230,686
#*	Global Yatirim Holding AS	958,835	170,998
#	Goldas Kuyumculuk Sanayi AS	61,429	0
	Goodyear Lastikleri TAS	406,821	283,842
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	913,519	604,187
*	GSD Holding AS	2,231,315	439,225
#*	Gubre Fabrikalari TAS	138,251	823,641
#*	Hektas Ticaret TAS	2,020,451	2,188,640
#*	Ihlas Holding AS	4,342,096	182,698
#*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	610,163	700,431
#*	Is Finansal Kiralama AS	483,788	115,473
	Is Yatirim Menkul Degerler AS, Class A	988,478	1,543,452
#*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	583,082	453,228
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	4,894,375	4,408,675
#	Kartonsan Karton Sanayi ve Ticaret AS	87,726	330,223
*	Kerevitas Gida Sanayi ve Ticaret AS	197,574	66,266
	KOC Holding AS	867,105	2,119,961
*	Konya Cimento Sanayii AS	3,105	229,600
#*	Kordsa Teknik Tekstil AS	314,383	807,497
#*	Koza Altin Isletmeleri AS	95,465	924,148
*	Koza Anadolu Metal Madencilik Isletmeleri AS	1,086,569	1,884,221

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Logo Yazilim Sanayi Ve Ticaret AS	340,190	$1,038,865
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	16,782	84,489
#*	Metro Ticari ve Mali Yatirimlar Holding AS	3,171,700	284,794
*	Migros Ticaret AS	440,775	1,356,320
*Ω	MLP Saglik Hizmetleri AS	6,210	15,930
*	NET Holding AS	1,606,416	866,684
*	Netas Telekomunikasyon AS	153,037	209,047
	Nuh Cimento Sanayi AS	267,266	973,188
	Otokar Otomotiv Ve Savunma Sanayi AS	37,931	1,093,576
#*	Oyak Cimento Fabrikalari AS	148,965	101,464
*	Pegasus Hava Tasimaciligi AS	113,658	925,894
#*	Petkim Petrokimya Holding AS	4,872,598	3,163,984
	Polisan Holding AS	716,128	160,191
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,145,851	1,569,509
#*	Sasa Polyester Sanayi AS	352,705	1,243,541
#*	Sekerbank Turk AS	2,878,049	222,839
#	Selcuk Ecza Deposu Ticaret ve Sanayi AS	665,021	611,090
	Tat Gida Sanayi AS	239,350	227,786
#*	TAV Havalimanlari Holding AS	829,807	2,283,172
#	Tekfen Holding AS	740,457	1,406,560
#	Tofas Turk Otomobil Fabrikasi AS	603,478	3,624,054
*	Turcas Petrol AS	450,747	139,073
*	Turk Hava Yollari AO	2,612,247	5,632,308
#	Turk Telekomunikasyon AS	2,341,298	1,689,342
	Turk Traktor ve Ziraat Makineleri AS	38,668	642,460
#	Turkcell Iletisim Hizmetleri AS	4,561,049	6,432,432
	Turkcell Iletisim Hizmetleri AS, ADR	7,496	26,761
	Turkiye Garanti Bankasi AS	7,632,871	6,841,758
#*	Turkiye Halk Bankasi AS	1,617,197	599,765
#	Turkiye Is Bankasi AS, Class C	4,218,042	2,661,155
*	Turkiye Petrol Rafinerileri AS	147,301	1,897,347
#	Turkiye Sinai Kalkinma Bankasi AS	11,874,122	1,357,516
#	Turkiye Sise ve Cam Fabrikalari AS	3,080,067	3,205,465
*	Turkiye Vakiflar Bankasi TAO, Class D	1,980,019	567,906
#	Ulker Biskuvi Sanayi AS	561,337	725,499
#	Vestel Elektronik Sanayi ve Ticaret AS	626,462	1,141,485
#	Yapi ve Kredi Bankasi AS	6,653,329	2,041,929
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	837,976	719,482
*	Zorlu Enerji Elektrik Uretim AS	2,004,113	256,663
TOTAL TURKEY			122,886,399
UNITED ARAB EMIRATES — (0.7%)
	Abu Dhabi Commercial Bank PJSC	5,275,422	12,868,810
	Abu Dhabi Islamic Bank PJSC	6,186,736	11,743,727
	Abu Dhabi National Insurance Co. PSC	89,193	164,156
	Abu Dhabi National Oil Co. for Distribution PJSC	4,576,636	5,153,922
*	Abu Dhabi Ship Building Co. PJSC	382,551	406,692
	Agthia Group PJSC	1,230,031	1,683,964
*	Air Arabia PJSC	4,934,391	1,954,898
*	Ajman Bank PJSC	1,223,399	265,720
	Aldar Properties PJSC	16,477,801	18,596,531
*	Amanat Holdings PJSC	4,143,347	1,280,312
*	Amlak Finance PJSC	4,663,235	1,164,662
*††	Arabtec Holding PJSC	1,809,860	48,978
	Aramex PJSC	3,520,474	3,932,691
*	Arkan Building Materials Co.	1,415,180	534,182
	Dana Gas PJSC	17,348,532	4,851,609
*	Deyaar Development PJSC	14,644,937	1,911,922
*	Dubai Financial Market PJSC	10,923,522	7,151,690

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Investments PJSC	5,986,395	$3,735,477
	Dubai Islamic Bank PJSC	6,436,421	9,683,074
*	Emaar Development PJSC	4,291,437	5,064,426
	Emaar Properties PJSC	21,158,519	28,193,288
	Emirates Integrated Telecommunications Co. PJSC	304,803	541,123
	Emirates NBD Bank PJSC	928,588	3,386,706
	Emirates Telecommunications Group Co. PJSC	3,262,272	29,377,690
*	Eshraq Investments PJSC	10,630,048	964,091
	First Abu Dhabi Bank PJSC	6,788,382	37,037,669
*	Gulf Navigation Holding PJSC	388,585	33,508
*	International Holding Co. PJSC	16,916	703,105
	Islamic Arab Insurance Co.	3,250,706	669,303
*	Manazel PJSC	11,950,316	1,600,872
	National Central Cooling Co. PJSC	527,914	362,586
*	RAK Properties PJSC	9,144,022	2,054,019
*	Ras Al Khaimah Cement Investment Public PSC	1,040,709	1,484,836
	Ras Al Khaimah Ceramics	1,196,110	977,095
	SHUAA Capital PSC	6,254,138	1,118,616
*	Union Properties PJSC	10,034,510	837,150
TOTAL UNITED ARAB EMIRATES			201,539,100
UNITED KINGDOM — (0.0%)
	Bytes Technology Group PLC	146,389	893,002
UNITED STATES — (0.0%)
	Sempra Energy	45,752	6,329,359
TOTAL COMMON STOCKS			28,421,317,631
PREFERRED STOCKS — (1.1%)
BELIZE — (0.0%)
	Track & Field Co. SA	23,700	52,710
BRAZIL — (1.0%)
	Alpargatas SA	353,581	1,936,336
	Banco ABC Brasil SA	585,730	1,747,229
Ω	Banco BMG SA	359,100	212,345
	Banco Bradesco SA	10,211,718	43,846,099
	Banco do Estado do Rio Grande do Sul SA Class B	1,360,228	2,804,937
Ω	Banco Inter SA	486,297	794,911
	Banco Pan SA	718,548	1,479,017
	Centrais Eletricas Brasileiras SA Class B	630,303	4,092,738
	Centrais Eletricas Santa Catarina	66,063	811,154
	Cia de Saneamento do Parana	5,415,406	4,089,523
	Cia de Transmissao de Energia Eletrica Paulista	1,018,995	4,636,244
	Cia Energetica de Minas Gerais	3,242,552	8,017,685
	Cia Energetica de Sao Paulo Class B	1,117,787	4,902,593
	Cia Energetica do Ceara Class A	85,030	864,696
	Cia Ferro Ligas da Bahia - FERBASA	397,182	3,474,342
	Cia Paranaense de Energia	5,225,310	7,065,352
	Eucatex SA Industria e Comercio	182,459	309,590
	Gerdau SA	2,290,526	12,008,859
	Itau Unibanco Holding SA	7,527,520	35,907,437
	Marcopolo SA	3,615,445	2,328,548
	Petroleo Brasileiro SA	22,001,222	134,035,052
	Randon SA Implementos e Participacoes	1,143,626	2,593,032
	Schulz SA	251,080	392,926
*	Taurus Armas SA	273,699	1,128,794
	Unipar Carbocloro SA Class B	500,125	8,843,847

Emerging Markets Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A	2,462,582	$7,406,157
TOTAL BRAZIL			295,729,443
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B	329,325	402,909
	Embotelladora Andina SA Class B	1,123,248	2,416,085
TOTAL CHILE			2,818,994
COLOMBIA — (0.1%)
*	Banco Davivienda SA	399,624	3,370,872
	Bancolombia SA	245,604	2,192,390
	Grupo Argos SA	93,838	280,484
	Grupo Aval Acciones y Valores SA	9,700,478	2,769,259
	Grupo de Inversiones Suramericana SA	229,559	1,671,197
TOTAL COLOMBIA			10,284,202
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	1,187,747	1,013,690
SOUTH KOREA — (0.0%)
	Hyundai Engineering & Construction Co. Ltd.	3,931	219,916
TAIWAN — (0.0%)
*	China Development Financial Holding Corp.	2,798,580	947,818
THAILAND — (0.0%)
*	U City PCL	28,578,717	1,064,352
TOTAL PREFERRED STOCKS			312,131,125
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Marisa Lojas SA Warrants 11/15/22	66,325	0
CHINA — (0.0%)
*	Advanced Information Technology PCL Warrants 01/12/24	2,914,750	354,550
*	CITIC Securities Co. Ltd. Rights 02/23/22	891,150	352,023
*	Ekachai Medical Care PCL Warrants 11/14/24	572,400	27,335
*	Plan B Media PCL Warrants 01/13/25	619,784	36,671
TOTAL CHINA			770,579
SOUTH KOREA — (0.0%)
*	DAE YU Co. Ltd. Rights Exp 01/03/22	7,422	4,402
*	Doosan Heavy Industries & Construction Co. Ltd. Rights 02/11/22	43,552	61,417
*	Iljin Display Co. Ltd. Right	15,025	4,113
*	Kyung Nam Pharm Right	20,984	27,503
TOTAL SOUTH KOREA			97,435
TAIWAN — (0.0%)
*	Gigastorage Corp. Right	15,817	171
THAILAND — (0.0%)
*	Banpu PCL Warrants 10/01/22	4,990,303	701,445
*	Banpu PCL Warrants 10/01/23	4,558,603	438,130
*	Interlink Telecom PCL Warrants Exp 09/22/21	685,725	48,399
*	MBK PCL Warrants 11/15/24	275,991	80,406
*	Nfraset PCL Warrants Exp 10/14/21	650,550	92,810

Emerging Markets Core Equity Portfolio
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* United Power of Asia PCL Right	2,906,318	$4,365
* United Power of Asia PCL Warrants	1,962,800	0
TOTAL THAILAND		1,365,555
TOTAL RIGHTS/WARRANTS		2,233,740
TOTAL INVESTMENT SECURITIES (Cost $19,658,227,646)		28,735,682,496

			Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§	The DFA Short Term Investment Fund	34,108,396	394,600,033
TOTAL INVESTMENTS — (100.0%)
(Cost $20,052,776,681)^^			$29,130,282,529
As of January 31, 2022, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	1,077	03/18/22	$250,544,679	$242,553,863	$(7,990,816)
Total Futures Contracts			$250,544,679	$242,553,863	$(7,990,816)
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Belize	—	$17,325	—	$17,325
Brazil	$1,066,652,773	1,888,570	—	1,068,541,343
Chile	34,881,697	103,333,250	—	138,214,947
China	971,271,459	7,565,981,899	$10,658,243	8,547,911,601
Colombia	40,996,847	—	—	40,996,847
Czech Republic	—	36,309,042	—	36,309,042
Egypt	154,404	16,080,589	—	16,234,993
Gabon	—	64,790	—	64,790
Greece	—	65,471,665	158,595	65,630,260
Hong Kong	2,070,412	6,598,887	324,730	8,994,029
Hungary	—	70,563,498	—	70,563,498
India	197,077,978	3,881,687,592	21,529	4,078,787,099
Indonesia	19,402,180	468,888,841	770,554	489,061,575
Malaysia	—	440,099,335	169	440,099,504
Mexico	630,534,354	2,979,801	21,835	633,535,990
Netherlands	—	3,225	—	3,225
Peru	24,832,772	719	—	24,833,491
Philippines	5,277,104	239,064,655	784	244,342,543
Poland	—	242,794,505	—	242,794,505
Qatar	—	137,036,135	—	137,036,135
Russia	24,221,698	240,930,988	—	265,152,686
Saudi Arabia	1,501,372	929,025,578	—	930,526,950
South Africa	116,597,397	1,069,255,754	—	1,185,853,151
South Korea	64,436,082	3,729,525,181	535,822	3,794,497,085

Emerging Markets Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Taiwan	$478,294,940	$4,516,909,204	$186,572	$4,995,390,716
Thailand	632,089,980	2,186,461	—	634,276,441
Turkey	5,659,069	117,227,330	—	122,886,399
United Arab Emirates	—	201,490,122	48,978	201,539,100
United Kingdom	—	893,002	—	893,002
United States	6,329,359	—	—	6,329,359
Preferred Stocks
Belize	52,710	—	—	52,710
Brazil	295,517,098	212,345	—	295,729,443
Chile	—	2,818,994	—	2,818,994
Colombia	10,284,202	—	—	10,284,202
Philippines	—	1,013,690	—	1,013,690
South Korea	—	219,916	—	219,916
Taiwan	947,818	—	—	947,818
Thailand	1,064,352	—	—	1,064,352
Rights/Warrants
China	—	770,579	—	770,579
South Korea	—	97,435	—	97,435
Taiwan	—	171	—	171
Thailand	—	1,365,555	—	1,365,555
Securities Lending Collateral	—	394,600,033	—	394,600,033
Futures Contracts**	(7,990,816)	—	—	(7,990,816)
TOTAL	$4,622,157,241	$24,487,406,661	$12,727,811^	$29,122,291,713
** Valued at the unrealized appreciation/(depreciation) on the investment.

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Large Cap Equity Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Shares	Value†
COMMON STOCKS — (99.5%)
COMMUNICATION SERVICES — (9.7%)
	Activision Blizzard, Inc.	33,967	$2,683,733
*	Alphabet, Inc., Class A	13,686	37,035,274
*	Alphabet, Inc., Class C	13,366	36,274,923
*	Altice USA, Inc., Class A	10,421	150,271
	AT&T, Inc.	336,324	8,576,262
	Cable One, Inc.	641	990,172
*	Charter Communications, Inc., Class A	7,893	4,683,233
	Comcast Corp., Class A	212,251	10,610,428
#*	Discovery, Inc., Class A	15,939	444,857
*	Discovery, Inc., Class C	31,098	850,530
*	DISH Network Corp., Class A	30,038	943,193
	Electronic Arts, Inc.	17,244	2,287,589
*	Facebook, Inc., Class A	110,597	34,645,616
	Fox Corp., Class A	29,825	1,211,193
	Fox Corp., Class B	22,186	824,875
	Interpublic Group of Cos., Inc.	51,677	1,836,601
*	Liberty Broadband Corp., Class A	2,108	308,506
*	Liberty Broadband Corp., Class C	11,155	1,655,514
*	Liberty Media Corp.-Liberty Formula One, Class A	1,915	104,942
*	Liberty Media Corp.-Liberty Formula One, Class C	20,631	1,242,605
*	Liberty Media Corp.-Liberty SiriusXM, Class A	8,443	390,489
*	Liberty Media Corp.-Liberty SiriusXM, Class C	17,636	820,603
*	Live Nation Entertainment, Inc.	8,634	945,509
#	Lumen Technologies, Inc.	142,471	1,760,942
*	Match Group, Inc.	10,585	1,192,930
*	Netflix, Inc.	17,124	7,314,345
	News Corp., Class A	30,333	674,606
	News Corp., Class B	17,470	388,533
	Omnicom Group, Inc.	28,224	2,126,961
*	Pinterest, Inc., Class A	13,691	404,706
#*	ROBLOX Corp., Class A	3,054	201,136
*	Roku, Inc.	3,149	516,593
#	Sirius XM Holdings, Inc.	73,704	468,757
*	Snap, Inc., Class A	24,862	809,009
*	Spotify Technology SA	2,884	566,014
*	Take-Two Interactive Software, Inc.	7,849	1,282,056
*	T-Mobile U.S., Inc.	29,414	3,181,712
*	Twitter, Inc.	33,372	1,251,784
	Verizon Communications, Inc.	280,470	14,929,418
#	ViacomCBS, Inc., Class A	868	31,751
	ViacomCBS, Inc., Class B	44,917	1,502,474
*	Walt Disney Co.	67,564	9,659,625
#	Warner Music Group Corp., Class A	2,458	104,465
*	Zynga, Inc., Class A	20,440	185,391
TOTAL COMMUNICATION SERVICES			198,070,126
CONSUMER DISCRETIONARY — (11.6%)
	Advance Auto Parts, Inc.	6,995	1,619,412
*	Amazon.com, Inc.	19,656	58,800,334
*	Aptiv PLC	13,328	1,820,338
	Aramark	17,018	583,547
	Autoliv, Inc.	6,474	641,185
*	AutoZone, Inc.	975	1,936,691

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Bath & Body Works, Inc.	10,378	$581,894
	Best Buy Co., Inc.	29,487	2,927,469
*	Booking Holdings, Inc.	1,064	2,613,322
	BorgWarner, Inc.	24,939	1,093,575
*	Bright Horizons Family Solutions, Inc.	4,272	548,568
*	Burlington Stores, Inc.	2,063	488,787
*	Caesars Entertainment, Inc.	15,188	1,156,414
*	Capri Holdings Ltd.	3,045	182,913
*	CarMax, Inc.	18,158	2,018,625
#*	Carnival Corp.	66,617	1,319,683
#*	Carvana Co.	1,784	289,115
#*	Chewy, Inc., Class A	2,699	128,499
*	Chipotle Mexican Grill, Inc.	1,110	1,648,994
	Churchill Downs, Inc.	2,600	546,780
	Darden Restaurants, Inc.	9,154	1,280,370
*	Deckers Outdoor Corp.	2,789	893,121
#	Dick's Sporting Goods, Inc.	8,516	982,746
	Dollar General Corp.	13,937	2,905,586
*	Dollar Tree, Inc.	27,935	3,665,631
	Domino's Pizza, Inc.	1,361	618,779
	DR Horton, Inc.	36,935	3,295,341
	eBay, Inc.	43,364	2,604,875
*	Etsy, Inc.	4,630	727,280
*	Expedia Group, Inc.	3,602	660,211
*	Five Below, Inc.	5,074	832,136
*	Floor & Decor Holdings, Inc., Class A	8,043	874,435
	Ford Motor Co.	160,349	3,255,085
	Garmin Ltd.	17,906	2,227,865
*	General Motors Co.	74,146	3,909,719
	Gentex Corp.	37,339	1,172,445
	Genuine Parts Co.	15,878	2,115,426
	Hasbro, Inc.	13,563	1,254,306
*	Hilton Worldwide Holdings, Inc.	10,544	1,530,040
	Home Depot, Inc.	48,117	17,657,977
*	Hyatt Hotels Corp., Class A	1,973	180,747
*	Las Vegas Sands Corp.	15,909	696,814
	Lear Corp.	6,405	1,071,685
	Lennar Corp., Class A	24,214	2,327,208
	Lennar Corp., Class B	1,823	147,171
	Levi Strauss & Co., Class A	5,125	112,391
	Lithia Motors, Inc.	3,716	1,085,555
	LKQ Corp.	29,978	1,645,492
	Lowe's Cos., Inc.	29,830	7,080,151
*	Lululemon Athletica, Inc.	5,376	1,794,294
	Macy's, Inc.	8,690	222,464
*	Marriott International, Inc., Class A	13,157	2,119,856
	McDonald's Corp.	28,268	7,334,133
	MGM Resorts International	28,027	1,197,313
*	Mohawk Industries, Inc.	5,804	916,277
	Newell Brands, Inc.	37,607	872,858
	NIKE, Inc., Class B	51,869	7,680,243
*	Norwegian Cruise Line Holdings Ltd.	15,758	328,239
*	NVR, Inc.	362	1,928,454
*	O'Reilly Automotive, Inc.	2,519	1,641,758
*	Penn National Gaming, Inc.	458	20,889
	Pool Corp.	2,189	1,042,511
	PulteGroup, Inc.	23,572	1,242,009
#*	QuantumScape Corp.	3,264	54,476
	Ralph Lauren Corp.	3,600	399,024

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#*	RH	1,676	$675,126
	Ross Stores, Inc.	28,056	2,742,474
#*	Royal Caribbean Cruises Ltd.	19,439	1,512,549
	Service Corp. International	31,732	1,958,499
	Starbucks Corp.	44,381	4,363,540
	Tapestry, Inc.	28,397	1,077,666
	Target Corp.	30,133	6,642,217
	Tempur Sealy International, Inc.	6,497	258,646
*	Tesla, Inc.	24,922	23,344,936
	TJX Cos., Inc.	58,890	4,238,313
	Tractor Supply Co.	7,408	1,617,240
*	Ulta Beauty, Inc.	4,601	1,673,568
*	Under Armour, Inc., Class A	13,004	244,865
*	Under Armour, Inc., Class C	15,214	243,272
	Vail Resorts, Inc.	2,802	776,434
	VF Corp.	21,451	1,398,820
#*	Victoria's Secret & Co.	5,283	294,950
#*	Wayfair, Inc., Class A	2,776	432,834
	Whirlpool Corp.	7,972	1,675,635
	Williams-Sonoma, Inc.	8,843	1,419,655
#*	Wynn Resorts Ltd.	6,089	520,305
	Yum! Brands, Inc.	11,089	1,388,010
TOTAL CONSUMER DISCRETIONARY			235,051,085
CONSUMER STAPLES — (6.4%)
	Albertsons Cos., Inc., Class A	4,700	132,305
	Altria Group, Inc.	71,056	3,615,329
	Archer-Daniels-Midland Co.	29,091	2,181,825
*	BJ's Wholesale Club Holdings, Inc.	5,600	344,232
	Brown-Forman Corp., Class A	3,116	195,186
	Brown-Forman Corp., Class B	21,810	1,470,648
	Bunge Ltd.	15,002	1,483,098
	Campbell Soup Co.	38,566	1,701,532
	Church & Dwight Co., Inc.	18,258	1,874,184
	Clorox Co.	6,475	1,086,893
	Coca-Cola Co.	202,551	12,357,636
	Colgate-Palmolive Co.	35,913	2,961,027
	Conagra Brands, Inc.	35,930	1,248,927
	Constellation Brands, Inc., Class A	6,081	1,445,758
	Costco Wholesale Corp.	22,343	11,286,120
*	Darling Ingredients, Inc.	19,863	1,266,663
	Estee Lauder Cos., Inc., Class A	9,330	2,909,001
	General Mills, Inc.	49,418	3,394,028
	Hershey Co.	8,730	1,720,421
	Hormel Foods Corp.	36,869	1,750,171
	J M Smucker Co.	9,790	1,376,278
	Kellogg Co.	33,268	2,095,884
	Keurig Dr Pepper, Inc.	23,660	897,897
	Kimberly-Clark Corp.	14,860	2,045,479
	Kraft Heinz Co.	28,154	1,007,913
	Kroger Co.	96,496	4,206,261
	Lamb Weston Holdings, Inc.	12,504	802,882
	McCormick & Co., Inc.	17,928	1,798,358
	McCormick & Co., Inc.	612	61,065
	Molson Coors Beverage Co., Class B	21,566	1,027,836
	Mondelez International, Inc., Class A	52,243	3,501,848
*	Monster Beverage Corp.	15,576	1,350,751
	PepsiCo, Inc.	68,759	11,931,062
	Philip Morris International, Inc.	58,894	6,057,248

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Procter & Gamble Co.	124,570	$19,987,256
	Sysco Corp.	25,793	2,015,723
	Tyson Foods, Inc., Class A	27,766	2,523,652
*	U.S. Foods Holding Corp.	7,901	278,589
	Walgreens Boots Alliance, Inc.	27,184	1,352,676
	Walmart, Inc.	79,532	11,119,369
TOTAL CONSUMER STAPLES			129,863,011
ENERGY — (3.5%)
	Baker Hughes Co.	53,555	1,469,549
	Cheniere Energy, Inc.	9,593	1,073,457
	Chevron Corp.	72,140	9,474,146
	ConocoPhillips	61,399	5,441,179
	Continental Resources, Inc.	16,493	856,646
	Devon Energy Corp.	52,997	2,680,058
	Diamondback Energy, Inc.	11,317	1,427,753
*	DTE Midstream LLC	4,215	217,915
	EOG Resources, Inc.	29,913	3,334,701
	Exxon Mobil Corp.	157,133	11,935,823
	Halliburton Co.	86,295	2,652,708
	Hess Corp.	34,057	3,143,121
	Kinder Morgan, Inc.	117,465	2,039,192
	Marathon Oil Corp.	62,489	1,216,661
	Marathon Petroleum Corp.	46,109	3,308,321
	Occidental Petroleum Corp.	109,711	4,132,813
	ONEOK, Inc.	37,953	2,302,988
	Phillips 66	24,896	2,110,932
	Pioneer Natural Resources Co.	8,585	1,879,171
	Schlumberger NV	96,595	3,773,967
	Targa Resources Corp.	27,261	1,610,580
#	Texas Pacific Land Corp.	342	367,650
	Valero Energy Corp.	30,268	2,511,336
	Williams Cos., Inc.	104,801	3,137,742
TOTAL ENERGY			72,098,409
FINANCIALS — (12.2%)
	Aflac, Inc.	49,485	3,108,648
*	Alleghany Corp.	1,279	849,256
	Allstate Corp.	24,125	2,911,164
	Ally Financial, Inc.	38,862	1,854,495
	American Express Co.	43,776	7,871,800
	American Financial Group, Inc.	9,476	1,234,533
	American International Group, Inc.	30,735	1,774,946
	Ameriprise Financial, Inc.	11,858	3,608,508
	Aon PLC, Class A	11,720	3,239,877
	Apollo Global Management, Inc.	30,109	2,107,630
*	Arch Capital Group Ltd.	29,358	1,359,863
	Ares Management Corp., Class A	7,408	590,566
	Arthur J Gallagher & Co.	15,526	2,452,176
	Assurant, Inc.	4,759	725,795
	Bank of America Corp.	272,655	12,580,302
	Bank of New York Mellon Corp.	29,041	1,720,970
*	Berkshire Hathaway, Inc., Class B	68,126	21,324,801
	BlackRock, Inc.	6,888	5,668,411
	Blackstone, Inc.	25,683	3,389,386
	Brown & Brown, Inc.	27,425	1,817,729
	Capital One Financial Corp.	20,944	3,073,113
	Cboe Global Markets, Inc.	11,663	1,382,415

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Charles Schwab Corp.	54,310	$4,762,987
	Chubb Ltd.	15,945	3,145,630
	Cincinnati Financial Corp.	11,930	1,405,712
	Citigroup, Inc.	74,313	4,839,263
	Citizens Financial Group, Inc.	33,028	1,699,951
	CME Group, Inc.	13,755	3,156,772
	CNA Financial Corp.	6,080	279,133
	Comerica, Inc.	12,606	1,169,585
#	Commerce Bancshares, Inc.	12,840	884,804
*	Credit Acceptance Corp.	1,199	646,932
	Discover Financial Services	32,014	3,705,620
	East West Bancorp, Inc.	14,008	1,209,451
	Equitable Holdings, Inc.	41,912	1,409,920
	Erie Indemnity Co., Class A	4,776	879,262
	Everest Re Group Ltd.	3,886	1,101,292
	FactSet Research Systems, Inc.	3,388	1,429,363
	Fidelity National Financial, Inc.	31,917	1,607,021
	Fifth Third Bancorp	51,215	2,285,725
	First Horizon Corp.	52,153	892,338
	First Republic Bank	13,256	2,301,109
	Franklin Resources, Inc.	33,869	1,082,792
	Globe Life, Inc.	10,654	1,089,904
	Goldman Sachs Group, Inc.	13,788	4,890,328
	Hartford Financial Services Group, Inc.	33,406	2,400,889
	Huntington Bancshares, Inc.	90,043	1,356,048
	Interactive Brokers Group, Inc., Class A	3,749	255,644
	Intercontinental Exchange, Inc.	20,856	2,641,621
	Invesco Ltd.	35,261	799,014
	JPMorgan Chase & Co.	137,573	20,443,348
	KeyCorp	75,257	1,885,940
	KKR & Co., Inc.	24,510	1,744,132
	Lincoln National Corp.	18,047	1,262,929
	Loews Corp.	20,407	1,217,482
	LPL Financial Holdings, Inc.	8,721	1,502,803
	M&T Bank Corp.	9,905	1,677,709
*	Markel Corp.	1,056	1,301,773
	MarketAxess Holdings, Inc.	1,856	639,355
	Marsh & McLennan Cos., Inc.	23,598	3,625,597
	MetLife, Inc.	28,000	1,877,680
	Moody's Corp.	8,320	2,853,760
	Morgan Stanley	63,384	6,499,395
	Morningstar, Inc.	4,414	1,268,628
	MSCI, Inc.	3,083	1,652,858
	Nasdaq, Inc.	16,169	2,897,646
	Northern Trust Corp.	17,482	2,039,100
	PNC Financial Services Group, Inc.	15,976	3,290,896
	Principal Financial Group, Inc.	19,624	1,433,729
	Progressive Corp.	27,645	3,003,906
	Prudential Financial, Inc.	15,276	1,704,343
	Raymond James Financial, Inc.	19,609	2,076,005
	Regions Financial Corp.	74,541	1,709,971
	Reinsurance Group of America, Inc.	116	13,320
	S&P Global, Inc.	10,392	4,314,966
	SEI Investments Co.	18,771	1,100,168
	Signature Bank	3,804	1,158,813
	State Street Corp.	26,967	2,548,381
*	SVB Financial Group	5,512	3,218,457
	Synchrony Financial	60,987	2,597,436
	T Rowe Price Group, Inc.	18,082	2,792,403

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Tradeweb Markets, Inc., Class A	6,784	$575,080
	Travelers Cos., Inc.	23,366	3,882,962
	Truist Financial Corp.	50,076	3,145,774
	U.S. Bancorp	54,769	3,187,008
#	Voya Financial, Inc.	3,147	213,870
	Wells Fargo & Co.	146,284	7,870,079
	Western Alliance Bancorp	9,808	972,856
	Willis Towers Watson PLC	10,001	2,339,834
	WR Berkley Corp.	15,033	1,270,289
	Zions Bancorp NA	13,990	948,802
TOTAL FINANCIALS			247,733,977
HEALTH CARE — (13.0%)
*	10X Genomics, Inc., Class A	1,294	124,573
	Abbott Laboratories	78,086	9,952,842
	AbbVie, Inc.	88,948	12,176,092
*	ABIOMED, Inc.	2,246	664,524
	Agilent Technologies, Inc.	11,716	1,632,273
*	Align Technology, Inc.	3,912	1,936,283
*	Alnylam Pharmaceuticals, Inc.	2,986	410,874
	AmerisourceBergen Corp.	11,102	1,512,092
	Amgen, Inc.	28,340	6,437,148
	Anthem, Inc.	11,431	5,040,957
*	Avantor, Inc.	34,936	1,304,161
	Baxter International, Inc.	35,838	3,061,999
	Becton Dickinson & Co.	10,944	2,781,308
*	Biogen, Inc.	11,131	2,515,606
*	BioMarin Pharmaceutical, Inc.	11,388	1,009,318
*	Bio-Rad Laboratories, Inc., Class A	1,921	1,152,081
	Bio-Techne Corp.	2,365	890,210
*	Boston Scientific Corp.	51,954	2,228,827
	Bristol-Myers Squibb Co.	107,788	6,994,363
	Bruker Corp.	12,975	864,135
	Cardinal Health, Inc.	28,355	1,462,267
*	Catalent, Inc.	15,212	1,580,983
*	Centene Corp.	22,717	1,766,474
	Cerner Corp.	28,301	2,581,051
*	Charles River Laboratories International, Inc.	3,248	1,071,060
	Cigna Corp.	12,268	2,827,283
	Cooper Cos., Inc.	3,819	1,521,108
	CVS Health Corp.	62,172	6,621,940
	Danaher Corp.	25,874	7,394,530
*	DaVita, Inc.	15,202	1,647,441
	DENTSPLY SIRONA, Inc.	16,929	904,347
*	DexCom, Inc.	2,878	1,238,921
*	Edwards Lifesciences Corp.	19,376	2,115,859
*	Elanco Animal Health, Inc.	35,778	931,659
	Eli Lilly & Co.	40,436	9,922,590
#*	Exact Sciences Corp.	9,085	693,731
	Gilead Sciences, Inc.	75,102	5,158,005
#*	Guardant Health, Inc.	6,342	441,086
	HCA Healthcare, Inc.	10,116	2,428,346
*	Henry Schein, Inc.	15,266	1,149,530
*	Hologic, Inc.	26,585	1,867,330
*	Horizon Therapeutics PLC	16,733	1,561,691
	Humana, Inc.	5,082	1,994,685
*	IDEXX Laboratories, Inc.	4,397	2,230,598
*	Illumina, Inc.	3,774	1,316,447
*	Incyte Corp.	11,166	829,969

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Insulet Corp.	2,033	$504,184
*	Intellia Therapeutics, Inc.	1,157	109,417
*	Intuitive Surgical, Inc.	11,020	3,131,664
*	IQVIA Holdings, Inc.	8,929	2,186,712
*	Jazz Pharmaceuticals PLC	7,205	1,000,847
	Johnson & Johnson	137,268	23,649,904
*	Laboratory Corp. of America Holdings	10,214	2,771,671
*	Masimo Corp.	3,428	753,714
	McKesson Corp.	6,418	1,647,629
	Medtronic PLC	50,262	5,201,614
	Merck & Co., Inc.	117,587	9,580,989
*	Mettler-Toledo International, Inc.	1,250	1,840,850
*	Mirati Therapeutics, Inc.	877	104,626
*	Moderna, Inc.	17,724	3,001,205
*	Molina Healthcare, Inc.	5,007	1,454,433
#*	Natera, Inc.	1,565	110,567
#*	Novavax, Inc.	1,514	141,862
#*	Novocure Ltd.	1,637	112,380
	Organon & Co.	14,469	461,706
#*	Penumbra, Inc.	1,878	424,447
	PerkinElmer, Inc.	12,250	2,109,082
	Pfizer, Inc.	275,375	14,509,509
	Quest Diagnostics, Inc.	14,739	1,990,060
*	Regeneron Pharmaceuticals, Inc.	5,720	3,481,135
*	Repligen Corp.	3,845	762,617
	ResMed, Inc.	9,008	2,059,229
	Royalty Pharma PLC, Class A	13,096	523,971
*	Seagen, Inc.	6,515	876,333
	STERIS PLC	7,641	1,714,640
	Stryker Corp.	13,171	3,267,067
*	Syneos Health, Inc.	7,700	697,312
#*	Teladoc Health, Inc.	7,900	606,009
	Teleflex, Inc.	3,423	1,061,780
	Thermo Fisher Scientific, Inc.	18,843	10,953,436
*	United Therapeutics Corp.	3,200	645,984
	UnitedHealth Group, Inc.	40,432	19,106,950
	Universal Health Services, Inc., Class B	9,183	1,194,341
*	Veeva Systems, Inc., Class A	4,424	1,046,453
*	Vertex Pharmaceuticals, Inc.	11,724	2,849,518
	Viatris, Inc.	89,536	1,340,354
*	Waters Corp.	3,071	983,089
	West Pharmaceutical Services, Inc.	3,462	1,361,328
	Zimmer Biomet Holdings, Inc.	16,096	1,980,130
	Zoetis, Inc.	25,797	5,153,983
TOTAL HEALTH CARE			264,413,328
INDUSTRIALS — (10.6%)
	3M Co.	35,336	5,866,483
	AECOM	10,806	747,019
	AGCO Corp.	9,734	1,140,825
	Allegion PLC	8,851	1,086,283
	AMERCO	2,400	1,461,480
#*	American Airlines Group, Inc.	32,709	538,717
	AMETEK, Inc.	22,268	3,045,594
	AO Smith Corp.	15,040	1,149,357
*	Avis Budget Group, Inc.	1,869	329,280
*	Axon Enterprise, Inc.	4,378	612,614
*	Boeing Co.	21,121	4,229,269
	Booz Allen Hamilton Holding Corp., Class A	16,632	1,276,173

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Builders FirstSource, Inc.	16,400	$1,115,036
	Canadian Pacific Railway Ltd.	28,776	2,054,606
	Carlisle Cos., Inc.	6,937	1,550,003
	Carrier Global Corp.	48,187	2,297,556
	Caterpillar, Inc.	32,712	6,593,431
	CH Robinson Worldwide, Inc.	11,573	1,211,114
	Cintas Corp.	6,075	2,378,545
#*	Clarivate PLC	15,636	257,369
*	Copart, Inc.	14,879	1,923,111
*	CoStar Group, Inc.	21,040	1,476,166
	CSX Corp.	144,960	4,960,531
	Cummins, Inc.	16,044	3,543,799
	Deere & Co.	16,908	6,364,171
*	Delta Air Lines, Inc.	29,769	1,181,532
	Dover Corp.	11,606	1,971,976
	Eaton Corp. PLC	18,773	2,974,206
	Emerson Electric Co.	33,757	3,103,956
	Equifax, Inc.	8,946	2,144,893
	Expeditors International of Washington, Inc.	14,061	1,609,703
	Fastenal Co.	51,094	2,896,008
	FedEx Corp.	14,118	3,471,052
	Fortive Corp.	26,250	1,851,675
	Fortune Brands Home & Security, Inc.	15,426	1,452,666
*	Generac Holdings, Inc.	3,793	1,071,067
	General Dynamics Corp.	11,178	2,370,854
	General Electric Co.	41,735	3,943,123
	Graco, Inc.	19,150	1,389,524
*	GXO Logistics, Inc.	15,696	1,274,672
	HEICO Corp.	3,099	422,673
	HEICO Corp., Class A	4,816	528,315
	Honeywell International, Inc.	32,553	6,656,437
	Howmet Aerospace, Inc.	38,288	1,190,374
	Hubbell, Inc.	6,881	1,288,743
	Huntington Ingalls Industries, Inc.	1,850	346,320
	IDEX Corp.	5,108	1,100,468
	IHS Markit Ltd.	21,845	2,551,278
	Illinois Tool Works, Inc.	15,609	3,651,257
	Ingersoll Rand, Inc.	30,695	1,725,366
	Jacobs Engineering Group, Inc.	10,097	1,314,428
	JB Hunt Transport Services, Inc.	9,907	1,907,494
	Johnson Controls International PLC	26,072	1,894,652
	Knight-Swift Transportation Holdings, Inc.	20,768	1,175,053
	L3Harris Technologies, Inc.	7,721	1,615,928
	Leidos Holdings, Inc.	17,421	1,558,308
	Lennox International, Inc.	2,835	804,063
	Lockheed Martin Corp.	13,376	5,205,003
*	Lyft, Inc., Class A	10,357	398,952
	Masco Corp.	10,053	636,657
*	Middleby Corp.	4,181	774,321
	Nielsen Holdings PLC	2,113	39,851
	Nordson Corp.	4,532	1,053,871
	Norfolk Southern Corp.	12,468	3,391,171
	Northrop Grumman Corp.	8,546	3,161,165
	Old Dominion Freight Line, Inc.	10,204	3,080,894
	Oshkosh Corp.	2,300	261,763
	Otis Worldwide Corp.	16,069	1,372,775
	Owens Corning	11,415	1,012,511
	PACCAR, Inc.	32,587	3,030,265
	Parker-Hannifin Corp.	12,944	4,012,769

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Pentair PLC	21,752	$1,385,602
#*	Plug Power, Inc.	36,338	794,712
	Quanta Services, Inc.	13,631	1,400,176
	Raytheon Technologies Corp.	55,406	4,997,067
	Regal Rexnord Corp.	3,631	575,441
	Republic Services, Inc.	28,824	3,679,672
	Robert Half International, Inc.	12,228	1,384,943
	Rockwell Automation, Inc.	6,095	1,762,796
	Rollins, Inc.	20,878	644,086
	Roper Technologies, Inc.	4,081	1,784,050
*	Sensata Technologies Holding PLC	13,780	790,421
*	SiteOne Landscape Supply, Inc.	2,600	468,312
	Snap-on, Inc.	6,748	1,405,271
*	Southwest Airlines Co.	45,857	2,052,559
	Stanley Black & Decker, Inc.	14,992	2,618,353
	Tetra Tech, Inc.	954	132,787
	Textron, Inc.	18,240	1,241,414
	Toro Co.	13,627	1,316,096
	Trane Technologies PLC	9,215	1,595,117
*	TransDigm Group, Inc.	2,146	1,322,344
	TransUnion	14,804	1,526,589
*	Trex Co., Inc.	7,938	726,089
*	Uber Technologies, Inc.	29,580	1,106,292
	Union Pacific Corp.	39,963	9,772,952
*	United Airlines Holdings, Inc.	25,091	1,075,902
	United Parcel Service, Inc., Class B	36,686	7,418,276
*	United Rentals, Inc.	10,801	3,457,616
	Verisk Analytics, Inc.	9,476	1,858,528
	Waste Management, Inc.	24,710	3,717,372
	Watsco, Inc.	3,162	893,455
	Westinghouse Air Brake Technologies Corp.	14,655	1,302,830
	WW Grainger, Inc.	3,240	1,604,156
*	XPO Logistics, Inc.	15,696	1,038,604
	Xylem, Inc.	11,956	1,255,619
TOTAL INDUSTRIALS			215,184,063
INFORMATION TECHNOLOGY — (26.3%)
	Accenture PLC, Class A	37,811	13,369,213
*	Adobe, Inc.	17,791	9,505,731
*	Advanced Micro Devices, Inc.	47,982	5,481,944
*	Akamai Technologies, Inc.	15,711	1,799,695
	Amdocs Ltd.	17,702	1,343,405
	Amphenol Corp., Class A	27,951	2,224,620
	Analog Devices, Inc.	19,446	3,188,561
*	ANSYS, Inc.	4,455	1,514,745
	Apple, Inc.	607,427	106,166,091
	Applied Materials, Inc.	49,157	6,792,514
*	Arista Networks, Inc.	20,492	2,547,361
*	Arrow Electronics, Inc.	2,794	346,456
#*	Asana, Inc., Class A	2,300	120,704
*	Aspen Technology, Inc.	7,818	1,173,951
*	Atlassian Corp. PLC, Class A	4,930	1,598,996
*	Autodesk, Inc.	9,645	2,409,225
	Automatic Data Processing, Inc.	21,201	4,371,010
*	Avalara, Inc.	4,579	501,950
#*	Bill.Com Holdings, Inc.	3,312	623,352
*	Black Knight, Inc.	11,932	890,127
*	Block, Inc., Class A	9,451	1,155,763
	Broadcom, Inc.	22,385	13,114,924

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Broadridge Financial Solutions, Inc.	10,454	$1,664,486
*	Cadence Design Systems, Inc.	11,062	1,682,973
	CDW Corp.	6,749	1,275,898
*	Ceridian HCM Holding, Inc.	8,464	641,740
*	Ciena Corp.	21,657	1,436,076
	Cisco Systems, Inc.	228,736	12,733,733
	Citrix Systems, Inc.	5,477	558,325
*	Cloudflare, Inc., Class A	3,637	350,607
	Cognex Corp.	12,675	842,381
	Cognizant Technology Solutions Corp., Class A	33,922	2,897,617
	Concentrix Corp.	4,700	944,653
	Corning, Inc.	69,592	2,925,648
#*	Coupa Software, Inc.	2,606	349,908
*	Crowdstrike Holdings, Inc., Class A	4,868	879,356
*	Datadog, Inc., Class A	4,230	618,045
*	Dell Technologies, Inc., Class C	23,428	1,330,945
*	DocuSign, Inc.	4,816	605,708
	Dolby Laboratories, Inc., Class A	6,404	562,591
*	Dropbox, Inc., Class A	15,411	381,422
*	DXC Technology Co.	18,560	558,285
*	Dynatrace, Inc.	9,205	504,986
*	Elastic NV	4,215	393,049
*	Enphase Energy, Inc.	4,650	653,186
	Entegris, Inc.	10,498	1,258,080
*	EPAM Systems, Inc.	2,200	1,047,508
*	F5, Inc.	6,857	1,423,650
*	Fair Isaac Corp.	1,201	594,483
	Fidelity National Information Services, Inc.	23,228	2,785,502
*	First Solar, Inc.	7,786	610,267
*	Fiserv, Inc.	21,476	2,270,013
*	Five9, Inc.	3,172	398,720
*	FleetCor Technologies, Inc.	7,508	1,788,856
*	Flex Ltd.	52,100	842,978
*	Fortinet, Inc.	6,911	2,054,226
*	Gartner, Inc.	4,090	1,202,010
	Genpact Ltd.	28,087	1,397,328
	Global Payments, Inc.	11,619	1,741,456
*	Globant SA	2,391	610,135
*	GoDaddy, Inc., Class A	8,467	641,037
*	Guidewire Software, Inc.	6,023	607,359
	Hewlett Packard Enterprise Co.	101,266	1,653,674
	HP, Inc.	47,001	1,726,347
*	HubSpot, Inc.	1,208	590,470
	Intel Corp.	228,103	11,135,988
	International Business Machines Corp.	63,143	8,434,011
	Intuit, Inc.	9,138	5,073,692
*	IPG Photonics Corp.	5,941	917,706
	Jabil, Inc.	15,430	948,791
	Jack Henry & Associates, Inc.	6,830	1,146,142
	Juniper Networks, Inc.	28,091	978,129
*	Keysight Technologies, Inc.	13,834	2,335,456
	KLA Corp.	8,197	3,190,846
*	Kyndryl Holdings, Inc.	12,628	213,161
	Lam Research Corp.	7,002	4,130,620
*	Lattice Semiconductor Corp.	5,700	314,754
*	Manhattan Associates, Inc.	4,540	607,770
	Marvell Technology, Inc.	43,473	3,103,972
	Mastercard, Inc., Class A	44,137	17,053,654
	Microchip Technology, Inc.	26,238	2,032,920

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	Micron Technology, Inc.	52,757	$4,340,318
	Microsoft Corp.	312,032	97,035,711
	MKS Instruments, Inc.	3,049	473,601
*	MongoDB, Inc.	1,556	630,351
	Monolithic Power Systems, Inc.	2,167	873,149
	Motorola Solutions, Inc.	6,415	1,487,895
	NetApp, Inc.	11,183	967,441
#	NortonLifeLock, Inc.	22,329	580,777
*	Nuance Communications, Inc.	17,200	950,300
	NVIDIA Corp.	97,236	23,809,207
	NXP Semiconductors NV	5,767	1,184,772
*	Okta, Inc.	6,299	1,246,509
*	ON Semiconductor Corp.	49,103	2,897,077
	Oracle Corp.	63,169	5,126,796
*	Palantir Technologies, Inc., Class A	58,655	804,160
#*	Palo Alto Networks, Inc.	2,466	1,275,908
	Paychex, Inc.	16,146	1,901,353
*	Paycom Software, Inc.	2,244	752,413
*	Paylocity Holding Corp.	3,400	693,532
*	PayPal Holdings, Inc.	37,226	6,400,638
	Pegasystems, Inc.	4,414	437,957
*	PTC, Inc.	7,206	837,770
*	Qorvo, Inc.	11,223	1,540,693
	QUALCOMM, Inc.	59,441	10,447,350
*	RingCentral, Inc., Class A	2,159	381,042
*	salesforce.com, Inc.	32,878	7,648,409
	Seagate Technology Holdings PLC	12,451	1,334,125
*	ServiceNow, Inc.	4,911	2,876,766
	Skyworks Solutions, Inc.	14,017	2,053,771
*	SolarEdge Technologies, Inc.	2,887	687,741
*	Splunk, Inc.	3,957	490,351
	SS&C Technologies Holdings, Inc.	24,089	1,923,988
*	Synaptics, Inc.	1,400	294,490
*	Synopsys, Inc.	4,733	1,469,597
	TE Connectivity Ltd.	15,775	2,255,983
*	Teledyne Technologies, Inc.	3,595	1,515,041
	Teradyne, Inc.	14,262	1,674,787
	Texas Instruments, Inc.	46,465	8,340,003
*	Trade Desk, Inc., Class A	14,530	1,010,416
*	Trimble, Inc.	19,461	1,404,306
*	Twilio, Inc., Class A	6,726	1,386,363
*	Tyler Technologies, Inc.	2,067	979,345
#	Ubiquiti, Inc.	404	117,176
*	VeriSign, Inc.	4,386	952,551
#	Visa, Inc., Class A	72,945	16,497,971
	VMware, Inc., Class A	7,951	1,021,544
*	Western Digital Corp.	28,745	1,487,266
#*	Wolfspeed, Inc.	6,917	651,858
*	Workday, Inc., Class A	4,820	1,219,508
	Xilinx, Inc.	13,650	2,641,958
*	Zebra Technologies Corp., Class A	3,413	1,737,627
*	Zendesk, Inc.	3,012	296,712
*	Zoom Video Communications, Inc., Class A	5,563	858,260
*	Zscaler, Inc.	2,717	698,568
TOTAL INFORMATION TECHNOLOGY			534,496,868
MATERIALS — (3.9%)
	Air Products & Chemicals, Inc.	10,539	2,973,263
	Albemarle Corp.	12,044	2,658,592

U.S. Large Cap Equity Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Alcoa Corp.	18,664	$1,058,435
	Amcor PLC	167,728	2,014,413
	AptarGroup, Inc.	9,206	1,079,864
	Avery Dennison Corp.	8,592	1,764,969
	Ball Corp.	23,950	2,325,545
*	Berry Global Group, Inc.	13,257	893,787
	Celanese Corp.	12,318	1,918,036
	CF Industries Holdings, Inc.	16,618	1,144,482
#*	Cleveland-Cliffs, Inc.	56,069	961,023
	Corteva, Inc.	54,699	2,629,928
	Crown Holdings, Inc.	15,119	1,729,614
	Dow, Inc.	73,838	4,410,344
	DuPont de Nemours, Inc.	18,585	1,423,611
	Eastman Chemical Co.	10,573	1,257,447
	Ecolab, Inc.	10,122	1,917,613
	FMC Corp.	11,801	1,302,476
	Freeport-McMoRan, Inc.	86,281	3,211,379
	International Flavors & Fragrances, Inc.	18,621	2,456,482
	International Paper Co.	40,480	1,953,160
	Linde PLC	21,782	6,941,488
	LyondellBasell Industries NV, Class A	47,708	4,614,795
	Martin Marietta Materials, Inc.	5,947	2,314,097
	Mosaic Co.	28,274	1,129,546
	Newmont Corp.	37,557	2,297,362
	Nucor Corp.	28,534	2,893,347
	Olin Corp.	1,200	60,804
	Packaging Corp. of America	12,009	1,808,916
	PPG Industries, Inc.	16,396	2,561,055
	Reliance Steel & Aluminum Co.	8,877	1,357,116
	RPM International, Inc.	14,735	1,305,668
	Scotts Miracle-Gro Co.	5,810	878,472
	Sherwin-Williams Co.	12,690	3,635,812
	Southern Copper Corp.	8,004	511,375
	Steel Dynamics, Inc.	26,812	1,488,602
*	Sylvamo Corp.	3,680	109,627
	Vulcan Materials Co.	9,940	1,891,681
	Westlake Chemical Corp.	6,774	668,255
	WestRock Co.	21,069	972,545
TOTAL MATERIALS			78,525,026
REAL ESTATE — (0.2%)
*	CBRE Group, Inc., Class A	31,661	3,208,526
*	Jones Lang LaSalle, Inc.	3,869	970,306
#*	Zillow Group, Inc., Class A	4,544	226,564
#*	Zillow Group, Inc., Class C	9,662	487,738
TOTAL REAL ESTATE			4,893,134
UTILITIES — (2.1%)
	AES Corp.	25,221	559,402
	Alliant Energy Corp.	10,392	622,065
	Ameren Corp.	10,230	907,810
	American Electric Power Co., Inc.	19,408	1,754,483
	American Water Works Co., Inc.	6,788	1,091,510
	Atmos Energy Corp.	5,126	549,610
#	Avangrid, Inc.	5,483	256,166
	CenterPoint Energy, Inc.	27,274	773,491
	CMS Energy Corp.	12,185	784,470
	Consolidated Edison, Inc.	14,385	1,243,583

U.S. Large Cap Equity Portfolio
CONTINUED
	Shares	Value†
UTILITIES — (Continued)
Dominion Energy, Inc.	31,007	$2,501,025
DTE Energy Co.	7,431	894,915
Duke Energy Corp.	29,549	3,104,418
Edison International	14,205	891,932
Entergy Corp.	8,412	940,209
Essential Utilities, Inc.	12,986	632,938
Evergy, Inc.	9,533	619,264
Eversource Energy	13,023	1,165,428
Exelon Corp.	38,689	2,242,028
FirstEnergy Corp.	22,399	939,862
NextEra Energy, Inc.	73,366	5,731,352
NiSource, Inc.	20,159	588,240
NRG Energy, Inc.	38,625	1,542,296
* PG&E Corp.	45,405	580,730
Pinnacle West Capital Corp.	3,521	245,097
PPL Corp.	28,399	842,882
Public Service Enterprise Group, Inc.	18,907	1,257,883
Sempra Energy	11,302	1,561,484
Southern Co.	39,627	2,753,680
UGI Corp.	13,112	594,629
Vistra Corp.	47,971	1,046,248
WEC Energy Group, Inc.	12,873	1,249,196
Xcel Energy, Inc.	20,820	1,450,321
TOTAL UTILITIES		41,918,647
TOTAL COMMON STOCKS Cost ($998,718,777)		2,022,247,674

TEMPORARY CASH INVESTMENTS — (0.2%)
	State Street Institutional U.S. Government Money Market Fund 0.025%	4,656,932	4,656,932
SECURITIES LENDING COLLATERAL — (0.3%)
@§	The DFA Short Term Investment Fund	479,374	5,545,880
TOTAL INVESTMENTS — (100.0%)
(Cost $1,008,920,346)^^			$2,032,450,486
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$198,070,126	—	—	$198,070,126
Consumer Discretionary	235,051,085	—	—	235,051,085
Consumer Staples	129,863,011	—	—	129,863,011
Energy	72,098,409	—	—	72,098,409
Financials	247,733,977	—	—	247,733,977
Health Care	264,413,328	—	—	264,413,328
Industrials	215,184,063	—	—	215,184,063
Information Technology	534,496,868	—	—	534,496,868
Materials	78,525,026	—	—	78,525,026
Real Estate	4,893,134	—	—	4,893,134
Utilities	41,918,647	—	—	41,918,647

U.S. Large Cap Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Temporary Cash Investments	$4,656,932	—	—	$4,656,932
Securities Lending Collateral	—	$5,545,880	—	5,545,880
TOTAL	$2,026,904,606	$5,545,880	—	$2,032,450,486

DFA COMMODITY STRATEGY PORTFOLIO
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (58.2%)
AUSTRALIA — (1.4%)
Glencore Funding LLC
#Ω	4.125%, 03/12/24		2,225	$2,318,095
#Ω	4.625%, 04/29/24		6,600	6,974,214
New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	13,500	10,452,970
TOTAL AUSTRALIA				19,745,279
AUSTRIA — (0.1%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		1,500	1,465,517
CANADA — (13.5%)
Bank of Montreal, Floating Rate Note
#(r)	SOFR + 0.350%, FRN, 0.399%, 12/08/23		7,525	7,518,014
(r)	SOFR + 0.320%, FRN, 0.370%, 07/09/24		2,000	1,993,616
Bank of Nova Scotia
	1.830%, 04/27/22	CAD	17,000	13,413,972
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.380%, FRN
(r)	0.430%, 07/31/24		1,000	998,990
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR + 0.100%, FRN
(r)Ω	0.603%, 09/15/22	CAD	10,000	7,882,547
Canadian Government Bond
	2.250%, 03/01/24	CAD	24,000	19,230,398
Canadian Imperial Bank of Commerce
	2.040%, 03/21/22	CAD	25,000	19,709,712
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.400%, FRN
(r)	0.449%, 12/14/23		3,000	2,997,187
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		750	761,196
Enbridge, Inc.
	4.000%, 10/01/23		7,000	7,245,776
	2.500%, 01/15/25		2,000	2,026,022
Hydro-Quebec, Floating Rate Note, 3M CDOR + 0.200%, FRN
(r)	0.780%, 04/14/23	CAD	480	379,556
			Face Amount^	Value†
			(000)
CANADA — (Continued)
National Bank of Canada
	2.100%, 02/01/23		2,500	$2,525,986
	0.750%, 08/06/24		9,350	9,115,836
Province of Ontario Canada
	3.500%, 06/02/24	CAD	35,000	28,710,380
Province of Quebec Canada
	2.250%, 02/22/24	CAD	9,000	7,189,875
Royal Bank of Canada
	2.333%, 12/05/23	CAD	25,000	19,884,357
Royal Bank of Canada, Floating Rate Note
(r)	SOFR + 0.300%, FRN, 0.350%, 01/19/24		1,950	1,946,919
(r)	SOFR + 0.360%, FRN, 0.410%, 07/29/24		7,750	7,746,112
Suncor Energy, Inc.
	2.800%, 05/15/23		6,900	7,009,970
Thomson Reuters Corp.
	3.850%, 09/29/24		3,000	3,134,003
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	10,000	7,997,640
	0.700%, 09/10/24		4,500	4,387,713
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.290%, 01/06/23		3,296	3,296,292
TOTAL CANADA				187,102,069
DENMARK — (0.6%)
Danske Bank AS
Ω	2.700%, 03/02/22		1,000	1,001,901
Ω	5.375%, 01/12/24		6,132	6,521,115
	5.375%, 01/12/24		1,000	1,063,457
TOTAL DENMARK				8,586,473
FRANCE — (2.0%)
BNP Paribas SA
Ω	2.950%, 05/23/22		2,000	2,014,851
Ω	3.375%, 01/09/25		5,000	5,156,816
BPCE SA
Ω	2.375%, 01/14/25		4,000	4,004,075
Credit Agricole SA
	3.250%, 10/04/24		5,000	5,160,352
Societe Generale SA
Ω	3.875%, 03/28/24		10,500	10,893,073
TOTAL FRANCE				27,229,167
GERMANY — (3.1%)
Bayer U.S. Finance II LLC
Ω	3.875%, 12/15/23		3,500	3,615,553

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		3,000	$3,096,122
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω	0.580%, 04/01/24		8,000	8,034,900
Daimler Finance North America LLC
Ω	2.550%, 08/15/22		1,100	1,110,368
Deutsche Bank AG
#	3.950%, 02/27/23		1,695	1,739,050
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	45,000	5,032,117
	1.625%, 04/03/24	NOK	66,860	7,484,140
	1.500%, 07/24/24	AUD	8,800	6,248,764
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,832,336
Volkswagen Group of America Finance LLC
Ω	2.700%, 09/26/22		4,000	4,042,703
TOTAL GERMANY				43,236,053
IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	4.875%, 01/16/24		7,500	7,846,105
	2.875%, 08/14/24		1,250	1,267,050
TOTAL IRELAND				9,113,155
ITALY — (0.6%)
Republic of Italy Government International Bond
	0.875%, 05/06/24		8,000	7,836,860
JAPAN — (1.6%)
Aircastle Ltd.
	4.125%, 05/01/24		1,000	1,033,454
Mizuho Financial Group, Inc.
	2.953%, 02/28/22		500	500,973
	2.601%, 09/11/22		2,173	2,195,178
Nissan Motor Acceptance Co. LLC
#Ω	1.125%, 09/16/24		3,000	2,909,545
Nissan Motor Co. Ltd.
#	3.043%, 09/15/23		3,801	3,862,712
Nomura Holdings, Inc.
	2.648%, 01/16/25		2,000	2,025,645
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		8,500	8,674,295
	2.348%, 01/15/25		1,000	1,010,565
TOTAL JAPAN				22,212,367
			Face Amount^	Value†
			(000)
NETHERLANDS — (1.4%)
	Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	$7,076,967
	Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	0.350%, 01/12/24		6,700	6,710,523
	ING Groep NV
#	3.550%, 04/09/24		5,000	5,180,665
	TOTAL NETHERLANDS			18,968,155
NEW ZEALAND — (2.2%)
	New Zealand Government Bond
	0.500%, 05/15/24	NZD	45,900	29,101,420
	New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	1,500	980,808
	TOTAL NEW ZEALAND			30,082,228
NORWAY — (2.0%)
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	240,000	27,727,842
SPAIN — (0.4%)
Santander Holdings USA, Inc.
	3.400%, 01/18/23		2,000	2,035,678
	3.500%, 06/07/24		4,000	4,118,111
	TOTAL SPAIN			6,153,789
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.6%)
	Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	4,350,745
	European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.310%, 08/19/22		1,500	1,501,440
	European Investment Bank
	1.500%, 01/26/24	NOK	119,170	13,329,648
	Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	767,103
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.180%, 01/13/23		8,700	8,703,306

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
	0.375%, 09/20/24	7,550	$7,333,843
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS			35,986,085
SWEDEN — (4.0%)
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24	26,136	25,423,375
Svensk Exportkredit AB
	0.625%, 10/07/24	10,600	10,373,535
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.050%, 05/25/23	19,115	19,328,568
TOTAL SWEDEN			55,125,478
SWITZERLAND — (1.3%)
Credit Suisse AG
	3.625%, 09/09/24	6,560	6,842,190
UBS AG, Floating Rate Note, SOFR + 0.360%, FRN
(r)Ω	0.410%, 02/09/24	11,000	10,984,743
TOTAL SWITZERLAND			17,826,933
UNITED KINGDOM — (1.7%)
BAT Capital Corp.
	3.222%, 08/15/24	7,000	7,173,494
CNH Industrial Capital LLC
	4.375%, 04/05/22	1,360	1,368,368
	1.950%, 07/02/23	4,000	4,017,675
HSBC Holdings PLC
	3.600%, 05/25/23	3,200	3,293,639
NatWest Markets PLC
Ω	2.375%, 05/21/23	2,900	2,935,872
Ω	0.800%, 08/12/24	5,500	5,340,282
TOTAL UNITED KINGDOM			24,129,330
UNITED STATES — (19.1%)
AbbVie, Inc.
	2.900%, 11/06/22	6,500	6,590,461
Aetna, Inc.
	2.750%, 11/15/22	886	894,538
Air Lease Corp.
	2.250%, 01/15/23	2,414	2,437,623
Ally Financial, Inc.
	5.125%, 09/30/24	7,000	7,553,031
American Express Co.
	2.500%, 08/01/22	3,569	3,596,838
American Honda Finance Corp.
	1.950%, 05/20/22	1,500	1,506,475
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Ares Capital Corp.
	4.200%, 06/10/24	8,500	$8,853,052
	Arrow Electronics, Inc.
	3.250%, 09/08/24	1,500	1,542,706
	AT&T, Inc.
#	3.950%, 01/15/25	3,000	3,160,783
	Bank of America Corp.
	3.300%, 01/11/23	5,000	5,107,818
Boeing Co.
	2.200%, 10/30/22	3,500	3,528,568
	2.800%, 03/01/23	4,000	4,053,385
	Boston Scientific Corp.
#	3.450%, 03/01/24	2,000	2,071,158
	Broadcom Corp./Broadcom Cayman Finance Ltd.
#	3.625%, 01/15/24	8,000	8,274,577
Bunge Ltd. Finance Corp.
	3.000%, 09/25/22	2,000	2,023,035
	4.350%, 03/15/24	5,000	5,249,266
	Cardinal Health, Inc.
	3.079%, 06/15/24	9,750	10,000,003
	CenterPoint Energy, Inc.
	3.850%, 02/01/24	2,000	2,078,409
	Charles Schwab Corp., Floating Rate Note, SOFR + 0.500%, FRN
(r)	0.550%, 03/18/24	3,073	3,077,156
	Cigna Corp.
	3.750%, 07/15/23	1,163	1,199,493
	Discovery Communications LLC
	3.800%, 03/13/24	8,000	8,295,081
	eBay, Inc.
	2.750%, 01/30/23	3,800	3,857,120
Edison International
	2.400%, 09/15/22	2,400	2,416,403
	2.950%, 03/15/23	1,522	1,537,836
	Energy Transfer LP/Regency Energy Finance Corp.
#	4.500%, 11/01/23	9,000	9,326,713
General Motors Financial Co., Inc.
	3.550%, 07/08/22	1,088	1,100,745
#	3.250%, 01/05/23	4,350	4,424,798
	5.100%, 01/17/24	2,000	2,119,766
	Global Payments, Inc.
	3.750%, 06/01/23	4,000	4,091,476
Goldman Sachs Group, Inc.
#	3.625%, 01/22/23	1,503	1,541,343
	3.200%, 02/23/23	4,500	4,591,559
	Harley-Davidson Financial Services, Inc.
Ω	3.350%, 02/15/23	1,200	1,221,257
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	10,000	9,915,407
	ITC Holdings Corp.
	3.650%, 06/15/24	9,000	9,309,994

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
John Deere Capital Corp.
	2.050%, 01/09/25	7,000	$7,074,678
JPMorgan Chase & Co.
#	3.250%, 09/23/22	4,112	4,176,813
	3.125%, 01/23/25	5,000	5,176,631
Kinder Morgan Energy Partners LP
	3.950%, 09/01/22	2,120	2,142,170
Kinder Morgan, Inc.
Ω	5.625%, 11/15/23	4,336	4,581,023
LyondellBasell Industries NV
	5.750%, 04/15/24	570	613,157
Marathon Petroleum Corp.
	3.625%, 09/15/24	5,000	5,182,181
Morgan Stanley
	3.125%, 01/23/23	7,700	7,846,894
	3.875%, 04/29/24	2,832	2,957,074
MPLX LP
	4.875%, 12/01/24	3,000	3,209,360
Mylan, Inc.
Ω	3.125%, 01/15/23	5,000	5,080,468
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.540%, FRN
(r)	0.589%, 03/01/23	7,000	7,011,380
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.250%, 01/17/23	4,000	4,113,978
Ω	4.125%, 08/01/23	2,022	2,091,753
Raytheon Technologies Corp.
#	3.200%, 03/15/24	4,040	4,162,730
Ryder System, Inc.
#	3.650%, 03/18/24	8,033	8,339,904
Simon Property Group LP
	2.000%, 09/13/24	7,937	7,984,137
Southwest Airlines Co.
	4.750%, 05/04/23	4,750	4,930,999
Stellantis NV
#	5.250%, 04/15/23	7,040	7,328,218
Unum Group
	4.000%, 03/15/24	1,119	1,167,874
Ventas Realty LP
	2.650%, 01/15/25	1,000	1,017,377
	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r) 0.549%, 03/22/24	811	$813,271
Waste Management, Inc.
2.400%, 05/15/23	2,207	2,237,245
Wells Fargo & Co.
# 3.300%, 09/09/24	10,000	10,363,555
Williams Cos., Inc.
# 3.350%, 08/15/22	995	1,002,236
# 3.700%, 01/15/23	7,000	7,123,694
TOTAL UNITED STATES		264,276,673
TOTAL BONDS		806,803,453
U.S. TREASURY OBLIGATIONS — (41.4%)
U.S. Treasury Notes
0.375%, 04/15/24	220,000	215,943,750
0.250%, 05/15/24	117,000	114,367,500
0.250%, 06/15/24	28,000	27,331,719
0.375%, 08/15/24	104,000	101,607,188
0.375%, 09/15/24	27,000	26,348,203
0.750%, 11/15/24	80,000	78,675,000
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.029%, FRN, 0.269%, 07/31/23	10,000	10,010,563
TOTAL U.S. TREASURY OBLIGATIONS		574,283,923
TOTAL INVESTMENT SECURITIES (Cost $1,411,564,890)		1,381,087,376

		Shares
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	487,961	5,645,220
TOTAL INVESTMENTS — (100.0%)
(Cost $1,417,210,005)^^			$1,386,732,596

As of January 31, 2022, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	38,857,167	NZD	57,523,223	Morgan Stanley and Co. International	02/01/22	$1,006,891
USD	55,241,554	NOK	487,163,218	Bank of America Corp.	02/10/22	474,089

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	63,346,504	CAD	80,118,694	HSBC Bank	02/14/22	$318,451
USD	63,490,998	CAD	79,433,429	JP Morgan	02/22/22	1,002,182
USD	30,287,706	NZD	45,809,464	HSBC Bank	03/04/22	159,100
USD	25,500,483	AUD	35,156,089	State Street Bank and Trust	04/13/22	633,845
Total Appreciation						$3,594,558
NZD	11,734,765	USD	7,921,274	Bank of America Corp.	02/01/22	$(199,799)
NZD	45,788,458	USD	30,289,523	HSBC Bank	02/01/22	(160,721)
Total (Depreciation)						$(360,520)
Total Appreciation (Depreciation)						$3,234,038
As of January 31, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	107	03/14/22	$3,211,940	$3,349,100	$137,160
CBOT Soybean Meal Futures	45	03/14/22	1,774,799	1,885,050	110,251
CBOT Soybean Oil Futures	45	03/14/22	3,060,291	3,353,625	293,334
CBOT Soybean Oil Futures	55	03/14/22	1,905,557	2,139,060	233,503
CBOT Wheat Futures	43	03/14/22	1,659,253	1,636,687	(22,566)
CME Lean Hogs Futures	32	04/14/22	1,133,882	1,224,960	91,078
CME Live Cattle Futures	39	04/29/22	2,223,580	2,254,590	31,010
COMEX Copper Futures	28	03/29/22	3,081,215	3,027,150	(54,065)
COMEX Gold 100 Troy Oz. Futures	46	04/27/22	8,391,965	8,263,440	(128,525)
COMEX Silver Futures	20	03/29/22	2,323,163	2,239,300	(83,863)
ICE Brent Crude Oil Futures	57	03/31/22	4,582,891	5,007,450	424,559
ICE Gasoil Futures	27	03/10/22	1,859,815	2,113,425	253,610
ICE WTI Crude Oil Futures	72	02/22/22	5,524,801	6,346,800	821,999
KCBT Hard Red Winter Wheat Future	26	03/14/22	1,035,035	1,015,625	(19,410)
LME Nickel Futures	26	03/14/22	3,233,883	3,523,728	289,845
LME Primary Aluminum Futures	85	03/14/22	5,841,733	6,436,625	594,892
LME Zinc Futures	47	03/14/22	3,983,837	4,237,638	253,801
NYBOT CSC No. 11 World Sugar Futures	80	02/28/22	1,668,204	1,632,512	(35,692)
NYBOT CSC ’C’ Coffee Futures	27	03/21/22	2,404,712	2,380,388	(24,324)
NYBOT CTN No. 2 Cotton Futures	17	03/09/22	966,031	1,084,345	118,314
NYMEX Henry Hub Natural Gas Futures	135	02/24/22	5,057,509	6,579,900	1,522,391
NYMEX NY Harbor ULSD Futures	14	02/28/22	1,403,041	1,596,832	193,791
NYMEX Reformulated Gasoline Blend Futures	16	02/28/22	1,521,449	1,716,556	195,107
Total			$67,848,586	$73,044,786	$5,196,200
Short Position contracts:
LME Nickel Futures	(13)	03/14/22	(1,566,943)	(1,761,864)	(194,921)
LME Primary Aluminum Futures	(48)	03/14/22	(3,285,957)	(3,634,800)	(348,843)
LME Zinc Futures	(26)	03/14/22	(2,215,093)	(2,344,225)	(129,132)
Total			$(7,067,993)	$(7,740,889)	$(672,896)
Total Futures Contracts			$60,780,593	$65,303,897	$4,523,304

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
As of January 31, 2022, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:
Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund**	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	156,482,000	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	03/30/22	—	—	$4,957,316	$4,957,316
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	160,843,300	3 Month USD UST 13-Week Bill High Discount Rate plus 0.19%	03/30/22	—	—	5,031,611	5,031,611
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank NA	USD	210,684,688	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	03/30/22	—	—	4,540,942	4,540,942
Citi Custom CIVICS H Total Return Index (4)	Citibank NA	USD	81,648,701	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	03/30/22	—	—	1,683,924	1,683,924
Credit Suisse Custom 141 Total Return Index (5)	Credit Suisse	USD	228,748,538	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	02/26/22	—	—	2,433,887	2,433,887
Credit Suisse Custom 57 Total Return Index (6)	Credit Suisse	USD	196,985,872	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	02/26/22	—	—	1,966,392	1,966,392
UBS UBSIB190 Custom Strategy (7)	UBS AG	USD	451,012,660	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	04/29/22	—	—	5,677,713	5,677,713
Total						—	—	$26,291,785	$26,291,785
*	Portfolio receives the price appreciation of the reference entity at maturity.
**	Payments received (paid) by the Fund are exchanged at maturity.
(1) The following table represents the individual positions within the Total Return Swap as of January 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.30%	$ 5,150,322
CBOT Corn Futures	5.45%	8,533,060
NYMEX Light Sweet Crude Oil Futures	8.18%	12,797,541
ICE Brent Crude Oil Futures	7.04%	11,010,572
NYBOT CTN No. 2 Cotton Futures	1.52%	2,380,018
COMEX Gold 100 Troy Oz. Futures	14.20%	22,225,966
COMEX Copper Futures	5.06%	7,915,530
NYMEX NY Harbor ULSD Futures	2.04%	3,199,318
NYBOT CSC 'C' Coffee Futures	2.62%	4,100,022
KCBT Hard Red Winter Wheat Futures	1.60%	2,505,524

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
LME Primary Aluminum Futures	4.13%	6,470,136
CME Live Cattle Futures	3.55%	5,560,499
CME Lean Hogs Futures	1.91%	2,987,523
LME Nickel Futures	2.79%	4,360,421
LME Zinc Futures	2.95%	4,623,888
NYMEX Henry Hub Natural Gas Futures	9.53%	14,906,580
ICE Gasoil Futures	2.67%	4,177,000
CBOT Soybean Futures	5.88%	9,208,230
NYBOT CSC No. 11 World Sugar Futures	2.58%	4,035,428
COMEX Silver Futures	4.53%	7,081,828
CBOT Soybean Meal Futures	3.37%	5,270,664
CBOT Wheat Futures	2.76%	4,314,663
NYMEX Reformulated Gasoline Blend Futures	2.34%	3,667,267
Total Notional Amount		$ 156,482,000
(2) The following table represents the individual positions within the Total Return Swap as of January 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.31%	$ 5,304,738
CBOT Corn Futures	6.60%	10,607,062
NYMEX Light Sweet Crude Oil Futures	10.07%	16,198,407
ICE Brent Crude Oil Futures	7.07%	11,367,056
NYBOT CTN No. 2 Cotton Futures	1.87%	3,013,321
COMEX Gold 100 Troy Oz. Futures	11.42%	18,367,914
COMEX Copper Futures	4.06%	6,528,254
NYMEX NY Harbor ULSD Futures	2.57%	4,137,100
NYBOT CSC 'C' Coffee Futures	2.62%	4,221,267
KCBT Hard Red Winter Wheat Futures	1.28%	2,063,611
LME Primary Aluminum Futures	4.16%	6,698,672
CME Live Cattle Futures	4.26%	6,848,891
CME Lean Hogs Futures	2.35%	3,774,701
LME Nickel Futures	2.82%	4,531,393
LME Zinc Futures	3.00%	4,819,941
NYMEX Henry Hub Natural Gas Futures	9.45%	15,195,213
ICE Gasoil Futures	3.31%	5,330,841
CBOT Soybean Futures	4.68%	7,532,048
NYBOT CSC No. 11 World Sugar Futures	2.63%	4,238,182
COMEX Silver Futures	3.63%	5,839,812
CBOT Soybean Meal Futures	3.39%	5,457,937
CBOT Wheat Futures	2.78%	4,466,968
NYMEX Reformulated Gasoline Blend Futures	2.67%	4,299,971
Total Notional Amount		$ 160,843,300
(3) The following table represents the individual positions within the Total Return Swap as of January 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.31%	$ 6,948,544
CBOT Corn Futures	6.60%	13,893,930
NYMEX Light Sweet Crude Oil Futures	10.07%	21,217,896
ICE Brent Crude Oil Futures	7.07%	14,889,427
NYBOT CTN No. 2 Cotton Futures	1.87%	3,947,076
COMEX Gold 100 Troy Oz. Futures	11.42%	24,059,680

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
COMEX Copper Futures	4.06%	8,551,200
NYMEX NY Harbor ULSD Futures	2.57%	5,419,086
NYBOT CSC 'C' Coffee Futures	2.62%	5,529,334
KCBT Hard Red Winter Wheat Futures	1.28%	2,703,074
LME Primary Aluminum Futures	4.16%	8,774,426
CME Live Cattle Futures	4.26%	8,971,195
CME Lean Hogs Futures	2.35%	4,944,388
LME Nickel Futures	2.82%	5,935,560
LME Zinc Futures	3.00%	6,313,522
NYMEX Henry Hub Natural Gas Futures	9.45%	19,903,836
ICE Gasoil Futures	3.31%	6,982,738
CBOT Soybean Futures	4.68%	9,866,045
NYBOT CSC No. 11 World Sugar Futures	2.63%	5,551,490
COMEX Silver Futures	3.63%	7,649,426
CBOT Soybean Meal Futures	3.39%	7,149,217
CBOT Wheat Futures	2.78%	5,851,171
NYMEX Reformulated Gasoline Blend Futures	2.67%	5,632,427
Total Notional Amount		$ 210,684,688
(4) The following table represents the individual positions within the Total Return Swap as of January 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.30%	$ 2,687,320
CBOT Corn Futures	5.45%	4,452,354
NYMEX Light Sweet Crude Oil Futures	8.18%	6,677,462
ICE Brent Crude Oil Futures	7.04%	5,745,063
NYBOT CTN No. 2 Cotton Futures	1.52%	1,241,838
COMEX Gold 100 Troy Oz. Futures	14.20%	11,596,997
COMEX Copper Futures	5.06%	4,130,141
NYMEX NY Harbor ULSD Futures	2.04%	1,669,330
NYBOT CSC 'C' Coffee Futures	2.62%	2,139,297
KCBT Hard Red Winter Wheat Futures	1.60%	1,307,325
LME Primary Aluminum Futures	4.13%	3,375,968
CME Live Cattle Futures	3.55%	2,901,340
CME Lean Hogs Futures	1.91%	1,558,821
LME Nickel Futures	2.79%	2,275,167
LME Zinc Futures	2.95%	2,412,638
NYMEX Henry Hub Natural Gas Futures	9.53%	7,777,910
ICE Gasoil Futures	2.67%	2,179,462
CBOT Soybean Futures	5.88%	4,804,642
NYBOT CSC No. 11 World Sugar Futures	2.58%	2,105,593
COMEX Silver Futures	4.53%	3,695,135
CBOT Soybean Meal Futures	3.37%	2,750,111
CBOT Wheat Futures	2.76%	2,251,292
NYMEX Reformulated Gasoline Blend Futures	2.34%	1,913,495
Total Notional Amount		$ 81,648,701
(5) The following table represents the individual positions within the Total Return Swap as of January 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.31%	$ 7,544,305
CBOT Corn Futures	6.60%	15,085,178

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
Futures Contract	% of Index	Notional Amount
NYMEX Light Sweet Crude Oil Futures	10.07%	23,037,093
ICE Brent Crude Oil Futures	7.07%	16,166,029
NYBOT CTN No. 2 Cotton Futures	1.87%	4,285,493
COMEX Gold 100 Troy Oz. Futures	11.42%	26,122,527
COMEX Copper Futures	4.06%	9,284,369
NYMEX NY Harbor ULSD Futures	2.57%	5,883,711
NYBOT CSC 'C' Coffee Futures	2.62%	6,003,413
KCBT Hard Red Winter Wheat Futures	1.28%	2,934,832
LME Primary Aluminum Futures	4.16%	9,526,735
CME Live Cattle Futures	4.26%	9,740,374
CME Lean Hogs Futures	2.35%	5,368,314
LME Nickel Futures	2.82%	6,444,468
LME Zinc Futures	3.00%	6,854,836
NYMEX Henry Hub Natural Gas Futures	9.45%	21,610,367
ICE Gasoil Futures	3.31%	7,581,430
CBOT Soybean Futures	4.68%	10,711,947
NYBOT CSC No. 11 World Sugar Futures	2.63%	6,027,468
COMEX Silver Futures	3.63%	8,305,279
CBOT Soybean Meal Futures	3.39%	7,762,183
CBOT Wheat Futures	2.78%	6,352,843
NYMEX Reformulated Gasoline Blend Futures	2.67%	6,115,344
Total Notional Amount		$ 228,748,538
(6) The following table represents the individual positions within the Total Return Swap as of January 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.30%	$ 6,483,433
CBOT Corn Futures	5.45%	10,741,761
NYMEX Light Sweet Crude Oil Futures	8.18%	16,110,062
ICE Brent Crude Oil Futures	7.04%	13,860,553
NYBOT CTN No. 2 Cotton Futures	1.52%	2,996,063
COMEX Gold 100 Troy Oz. Futures	14.20%	27,978,946
COMEX Copper Futures	5.06%	9,964,390
NYMEX NY Harbor ULSD Futures	2.04%	4,027,431
NYBOT CSC 'C' Coffee Futures	2.62%	5,161,273
KCBT Hard Red Winter Wheat Futures	1.60%	3,154,055
LME Primary Aluminum Futures	4.13%	8,144,869
CME Live Cattle Futures	3.55%	6,999,781
CME Lean Hogs Futures	1.91%	3,760,815
LME Nickel Futures	2.79%	5,489,074
LME Zinc Futures	2.95%	5,820,738
NYMEX Henry Hub Natural Gas Futures	9.53%	18,765,006
ICE Gasoil Futures	2.67%	5,258,177
CBOT Soybean Futures	5.88%	11,591,692
NYBOT CSC No. 11 World Sugar Futures	2.58%	5,079,960
COMEX Silver Futures	4.53%	8,914,892
CBOT Soybean Meal Futures	3.37%	6,634,925
CBOT Wheat Futures	2.76%	5,431,472
NYMEX Reformulated Gasoline Blend Futures	2.34%	4,616,504
Total Notional Amount		$ 196,985,872

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
(7) The following table represents the individual positions within the Total Return Swap as of January 31, 2022:
Referenced Commodity — Long Position
Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.30%	$ 14,844,263
CBOT Corn Futures	5.45%	24,593,999
NYMEX Light Sweet Crude Oil Futures	8.18%	36,885,091
ICE Brent Crude Oil Futures	7.04%	31,734,687
NYBOT CTN No. 2 Cotton Futures	1.52%	6,859,691
COMEX Gold 100 Troy Oz. Futures	14.20%	64,059,714
COMEX Copper Futures	5.06%	22,814,154
NYMEX NY Harbor ULSD Futures	2.04%	9,221,079
NYBOT CSC 'C' Coffee Futures	2.62%	11,817,089
KCBT Hard Red Winter Wheat Futures	1.60%	7,221,426
LME Primary Aluminum Futures	4.13%	18,648,236
CME Live Cattle Futures	3.55%	16,026,480
CME Lean Hogs Futures	1.91%	8,610,644
LME Nickel Futures	2.79%	12,567,612
LME Zinc Futures	2.95%	13,326,978
NYMEX Henry Hub Natural Gas Futures	9.53%	42,963,767
ICE Gasoil Futures	2.67%	12,038,957
CBOT Soybean Futures	5.88%	26,539,975
NYBOT CSC No. 11 World Sugar Futures	2.58%	11,630,917
COMEX Silver Futures	4.53%	20,411,255
CBOT Soybean Meal Futures	3.37%	15,191,116
CBOT Wheat Futures	2.76%	12,435,728
NYMEX Reformulated Gasoline Blend Futures	2.34%	10,569,802
Total Notional Amount		$ 451,012,660
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$19,745,279	—	$19,745,279
Austria	—	1,465,517	—	1,465,517
Canada	—	187,102,069	—	187,102,069
Denmark	—	8,586,473	—	8,586,473
France	—	27,229,167	—	27,229,167
Germany	—	43,236,053	—	43,236,053
Ireland	—	9,113,155	—	9,113,155
Italy	—	7,836,860	—	7,836,860
Japan	—	22,212,367	—	22,212,367
Netherlands	—	18,968,155	—	18,968,155
New Zealand	—	30,082,228	—	30,082,228
Norway	—	27,727,842	—	27,727,842
Spain	—	6,153,789	—	6,153,789
Supranational Organization Obligations	—	35,986,085	—	35,986,085
Sweden	—	55,125,478	—	55,125,478
Switzerland	—	17,826,933	—	17,826,933
United Kingdom	—	24,129,330	—	24,129,330
United States	—	264,276,673	—	264,276,673
U.S. Treasury Obligations	—	574,283,923	—	574,283,923
Securities Lending Collateral	—	5,645,220	—	5,645,220
Forward Currency Contracts**	—	3,234,038	—	3,234,038

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Futures Contracts**	$4,523,304	—	—	$4,523,304
Swap Agreements**	—	$26,291,785	—	26,291,785
TOTAL	$4,523,304	$1,416,258,419	—	$1,420,781,723
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA One-Year Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Face Amount	Value†
		(000)
BONDS — (15.4%)
Bank of Montreal, Floating Rate Note, SOFR + 0.190%, FRN
(r)	0.240%, 05/06/22	25,000	$25,007,584
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.310%, 08/19/22	54,852	54,904,658
(r)	0.310%, 03/13/23	49,455	49,544,019
European Investment Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r)Ω	0.300%, 01/30/23	81,000	81,129,600
European Investment Bank, Floating Rate Note, SOFR + 0.290%, FRN
(r)Ω	0.340%, 06/10/22	38,750	38,777,512
Inter-American Development Bank
	0.250%, 11/15/23	18,700	18,384,395
	2.625%, 01/16/24	25,000	25,657,032
Inter-American Development Bank, Floating Rate Note, SOFR + 0.260%, FRN
(r)	0.310%, 09/16/22	77,670	77,756,990
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.180%, 01/13/23	148,937	148,993,596
International Finance Corp., Floating Rate Note, SOFR + 0.090%, FRN
(r)	0.140%, 06/30/23	25,000	24,996,500
Kommunalbanken A.S., Floating Rate Note, SOFR + 0.16%, FRN
(r)Ω	0.210%, 10/27/23	134,000	134,034,840
Landeskreditbank Baden-Wuerttemberg Foerderbank, Floating Rate Note, SOFR + 0.350%, FRN
(r)Ω	0.399%, 03/15/22	136,800	136,835,021
Ontario, Province of Canada
	3.050%, 01/29/24	23,000	23,786,145
Province of Alberta Canada
	3.350%, 11/01/23	10,713	11,103,914
		Face Amount	Value†
		(000)
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	1.050%, 12/19/22	93,500	$94,220,885
(r)	1.050%, 05/25/23	71,310	72,106,734
Swedbank AB
Ω	0.600%, 09/25/23	6,000	5,918,468
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.220%, FRN
#(r)	0.269%, 06/02/23	80,000	80,074,947
Toronto-Dominion Bank, Floating Rate Note, SOFR + 0.240%, FRN
(r)	0.290%, 01/06/23	14,867	14,868,318
TOTAL BONDS			1,118,101,158
CERTIFICATES OF DEPOSIT — (9.1%)
Bank of Montreal, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 09/02/22	68,250	68,233,378
(r)	0.200%, 09/27/22	28,000	27,990,714
Bank of Montreal, Floating Rate Note, SOFR + 0.200%, FRN
(r)	0.250%, 02/11/22	35,000	35,001,924
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.150%, FRN
(r)	0.200%, 06/15/22	66,000	66,009,892
(r)	0.200%, 08/19/22	41,500	41,493,779
Bank of Nova Scotia, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.210%, 07/08/22	50,000	50,007,016
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.160%, FRN
(r)	0.210%, 07/15/22	61,500	61,518,310
Commonwealth Bank of Australia, Floating Rate Note, SOFR + 0.130%, FRN
(r)Ω	0.180%, 09/29/22	34,000	33,984,309
National Australia Bank Ltd., Floating Rate Note, SOFR + 0.100%, FRN
(r)Ω	0.150%, 05/06/22	21,000	20,998,332

DFA One-Year Fixed Income Portfolio
CONTINUED
		Face Amount	Value†
		(000)

National Australia Bank Ltd., Floating Rate Note, SOFR + 0.210%, FRN
(r)Ω	0.260%, 06/03/22	30,000	$30,010,964
Royal Bank of Canada, Floating Rate Note, SOFR +0.150, FRN
(r)	0.200%, 10/11/22	40,000	39,985,959
Royal Bank of Canada, Floating Rate Note, SOFR +0.250, FRN
(r)	0.300%, 12/01/22	85,000	85,014,265
Westpac Banking Corp., Floating Rate Note, SOFR + 0.130%, FRN
(r)	0.170%, 09/22/22	60,000	59,981,295
Westpac Banking Corp., Floating Rate Note, SOFR + 0.170%, FRN
(r)	0.210%, 04/19/22	22,000	22,005,147
Westpac Banking Corp., Floating Rate Note, SOFR +0.13000, FRN
(r)	0.170%, 05/09/22	20,000	20,002,830
TOTAL CERTIFICATES OF DEPOSIT			662,238,114
U.S. TREASURY OBLIGATIONS — (47.7%)
U.S. Treasury Notes
#	0.125%, 08/31/23	349,000	343,887,694
	0.125%, 09/15/23	516,000	508,219,690
#	0.250%, 09/30/23	567,000	559,292,344
	0.125%, 10/15/23	569,000	559,620,388
#	0.375%, 10/31/23	575,000	567,655,272
	1.625%, 10/31/23	35,000	35,307,617
#	0.250%, 11/15/23	232,500	228,903,515
	0.500%, 11/30/23	200,000	197,648,438
	0.125%, 12/15/23	75,000	73,584,961
	0.125%, 01/15/24	230,000	225,337,109
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.029%, FRN
#(r)	0.269%, 07/31/23	38,000	38,040,142
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.035%, FRN
(r)	0.275%, 10/31/23	135,000	135,175,793
TOTAL U.S. TREASURY OBLIGATIONS			3,472,672,963
TOTAL INVESTMENT SECURITIES (Cost $5,286,075,167)			5,253,012,235

	FaceAmount	Value†
	(000)
COMMERCIAL PAPER — (11.9%)
Bank of Nova Scotia
0.170%, 02/24/22	8,000	$7,999,627
Canadian Imperial Bank of Commerce
0.150%, 02/11/22	2,950	2,949,933
Commonwealth Bank of Australia
0.210%, 03/16/22	100,000	99,987,289
DNB Bank ASA
0.140%, 02/24/22	22,451	22,449,952
European Investment Bank
0.150%, 03/16/22	43,750	43,744,706
KFW
0.125%, 02/10/22	20,000	19,999,667
0.150%, 04/01/22	75,000	74,981,125
National Australia Bank Ltd.
0.150%, 02/22/22	33,000	32,998,367
National Securities Clearing Corp.
0.100%, 03/02/22	25,000	24,998,125
NRW Bank
0.188%, 03/09/22	80,000	79,994,902
Oesterreichische Kontrollbank AG
0.120%, 02/15/22	20,000	19,999,417
0.152%, 02/24/22	50,000	49,997,266
0.140%, 03/02/22	40,000	39,997,000
Procter & Gamble Co.
0.170%, 04/12/22	109,000	108,969,044
Province of British Columbia Canada
0.150%, 04/22/22	11,500	11,495,136
PSP Capital, Inc.
0.130%, 02/17/22	75,000	74,997,415
0.140%, 03/03/22	15,000	14,998,825
0.132%, 04/06/22	30,000	29,991,171
0.250%, 04/25/22	35,000	34,982,523
Sanofi
0.110%, 03/31/22	15,000	14,996,386
Toronto-Dominion Bank
0.150%, 02/10/22	8,000	7,999,844
0.180%, 03/23/22	50,000	49,992,066
TOTAL COMMERCIAL PAPER (Cost $868,477,566)		868,519,786

Shares
TEMPORARY CASH INVESTMENTS — (5.6%)
State Street Institutional U.S. Government Money Market Fund 0.025%	405,208,491	405,208,491

DFA One-Year Fixed Income Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (10.3%)
@§	The DFA Short Term Investment Fund	64,822,836	$749,935,387
TOTAL INVESTMENTS — (100.0%)
(Cost $7,309,631,783)^^			$7,276,675,899
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$1,118,101,158	—	$1,118,101,158
Certificates of Deposit	—	662,238,114	—	662,238,114
U.S. Treasury Obligations	—	3,472,672,963	—	3,472,672,963
Commercial Paper	—	868,519,786	—	868,519,786
Temporary Cash Investments	$405,208,491	—	—	405,208,491
Securities Lending Collateral	—	749,935,387	—	749,935,387
TOTAL	$405,208,491	$6,871,467,408	—	$7,276,675,899

DFA Two-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (44.9%)
AUSTRALIA — (5.5%)
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.900%, FRN
(r)Ω	0.946%, 05/09/23	AUD	29,000	$20,683,856
Australia Government Bond
Ω	0.250%, 11/21/24	AUD	29,000	20,003,896
Commonwealth Bank of Australia, Floating Rate Note
(r)	3M Swap + 0.880%, FRN, 0.945%, 07/25/22	AUD	17,500	12,414,934
(r)	3M Swap + 0.930%, FRN, 0.975%, 08/16/23	AUD	35,640	25,450,733
National Australia Bank Ltd.
	1.388%, 01/12/25		65,000	64,352,425
National Australia Bank Ltd., Floating Rate Note
(r)Ω	3M Swap + 0.800%, FRN, 0.843%, 02/10/23	AUD	47,626	33,873,352
(r)	3M Swap + 0.900%, FRN, 0.945%, 05/16/23	AUD	22,000	15,685,202
(r)	3M Swap + 0.930%, FRN, 0.992%, 09/26/23	AUD	67,500	48,218,364
New South Wales Treasury Corp.
	5.000%, 08/20/24	AUD	11,000	8,517,235
Western Australian Treasury Corp.
	6.000%, 10/16/23	AUD	5,000	3,838,598
Westpac Banking Corp.
Ω	2.625%, 12/14/22	GBP	10,000	13,615,816
#	1.019%, 11/18/24		47,400	46,587,651
Westpac Banking Corp., Floating Rate Note, 3M Swap + 0.810%, FRN
(r)Ω	0.885%, 10/27/22	AUD	5,000	3,550,956
TOTAL AUSTRALIA				316,793,018
AUSTRIA — (0.3%)
Oesterreichische Kontrollbank AG
	0.500%, 09/16/24		18,200	17,781,613
BELGIUM — (0.8%)
Dexia Credit Local SA
Ω	1.375%, 12/07/22	GBP	13,900	18,751,837
			Face Amount^	Value†
			(000)
BELGIUM — (Continued)
Ω	0.500%, 07/22/23	GBP	20,500	$27,253,600
TOTAL BELGIUM				46,005,437
CANADA — (19.5%)
Bank of Montreal
	2.890%, 06/20/23	CAD	204,000	163,374,928
Bank of Nova Scotia
	2.980%, 04/17/23	CAD	74,000	59,247,736
	2.290%, 06/28/24	CAD	10,000	7,938,953
Bank of Nova Scotia, Floating Rate Note, BBSW3M + 0.980%, FRN
(r)Ω	1.038%, 09/07/23	AUD	10,000	7,147,940
Canadian Government Bond
	2.250%, 03/01/24	CAD	25,000	20,031,664
	0.250%, 04/01/24	CAD	23,000	17,671,542
Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	173,000	138,757,936
Ontario Teachers' Finance Trust
	0.375%, 09/29/23		7,874	7,768,882
Province of Alberta Canada
	2.650%, 09/01/23	CAD	65,000	52,132,439
	3.100%, 06/01/24	CAD	25,000	20,322,739
Province of British Columbia Canada
	3.300%, 12/18/23	CAD	15,000	12,205,562
Province of Manitoba Canada
	2.550%, 06/02/23	CAD	115,000	91,933,958
Province of Ontario Canada
	2.850%, 06/02/23	CAD	100,000	80,262,754
	2.600%, 09/08/23	CAD	40,000	32,063,250
Province of Quebec Canada
	3.000%, 09/01/23	CAD	25,000	20,169,335
	2.250%, 02/22/24	CAD	56,500	45,136,440
PSP Capital, Inc.
	2.090%, 11/22/23	CAD	28,000	22,271,140
Royal Bank of Canada
	2.949%, 05/01/23	CAD	85,000	68,046,139
	2.333%, 12/05/23	CAD	124,000	98,626,409
Toronto-Dominion Bank
	3.005%, 05/30/23	CAD	71,500	57,300,684
	2.850%, 03/08/24	CAD	119,000	95,171,915
TOTAL CANADA				1,117,582,345

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
FINLAND — (0.2%)
Nordea Bank Abp, Floating Rate Note
(r)	3M EURIBOR + 0.500%, FRN, 0.000%, 02/07/22	EUR	12,445	$13,982,402
GERMANY — (2.8%)
Allianz Finance II BV
Ω	3.500%, 02/14/22	EUR	3,600	4,049,549
FMS Wertmanagement
Ω	1.125%, 09/07/23	GBP	2,200	2,952,269
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	910,370	101,801,967
Ω	1.625%, 04/03/24	NOK	252,900	28,308,990
	1.500%, 07/24/24	AUD	15,200	10,793,319
Landwirtschaftliche Rentenbank
Ω	5.375%, 04/23/24	NZD	1,650	1,149,767
Ω	4.250%, 01/09/25	AUD	8,300	6,325,621
NRW Bank
	0.000%, 02/01/22	EUR	2,000	2,246,901
	1.600%, 07/31/24	AUD	4,000	2,832,336
TOTAL GERMANY				160,460,719
NETHERLANDS — (1.4%)
BNG Bank NV
Ω	0.750%, 11/13/23	AUD	3,500	2,458,144
Cooperatieve Rabobank UA
	1.375%, 01/10/25		76,968	76,238,130
TOTAL NETHERLANDS				78,696,274
NEW ZEALAND — (2.1%)
New Zealand Government Bond
Ω	5.500%, 04/15/23	NZD	96,000	65,950,550
	0.500%, 05/15/24	NZD	73,000	46,283,305
New Zealand Local Government Funding Agency Bond
	5.500%, 04/15/23	NZD	9,680	6,621,275
Ω	2.250%, 04/15/24	NZD	3,200	2,092,389
TOTAL NEW ZEALAND				120,947,519
NORWAY — (2.7%)
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	1,312,000	151,578,868
SINGAPORE — (0.1%)
DBS Bank Ltd., Floating Rate Note, 3M Swap + 0.630%, FRN
(r)	0.692%, 09/13/22	AUD	2,000	1,418,206
Temasek Financial I Ltd.
Ω	0.500%, 03/01/22	EUR	2,000	2,248,312
TOTAL SINGAPORE				3,666,518
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (6.4%)
African Development Bank
Ω	4.000%, 01/10/25	AUD	35,000	$26,460,394
Asian Development Bank
	4.500%, 09/05/23	AUD	15,500	11,572,296
	3.500%, 05/30/24	NZD	91,000	61,076,803
Ω	1.100%, 08/15/24	AUD	4,000	2,806,932
European Bank for Reconstruction & Development
	0.500%, 09/01/23	AUD	9,500	6,644,168
European Investment Bank
Ω	2.375%, 07/06/23	CAD	36,762	29,345,975
Ω	0.750%, 07/14/23	GBP	9,500	12,695,062
	3.125%, 12/14/23		26,421	27,363,173
	1.500%, 01/26/24	NOK	139,830	15,640,553
Ω	1.750%, 07/30/24	CAD	35,000	27,604,289
Ω	4.750%, 08/07/24	AUD	11,984	9,184,163
	1.700%, 11/15/24	AUD	3,650	2,599,143
Inter-American Development Bank
	4.750%, 08/27/24	AUD	2,500	1,917,756
International Bank for Reconstruction & Development
	2.500%, 08/03/23	CAD	43,500	34,807,871
	2.500%, 01/24/24	NZD	64,858	42,664,739
International Finance Corp.
	2.625%, 09/07/23	NZD	15,184	10,032,092
	1.450%, 07/22/24	AUD	5,000	3,544,901
Nordic Investment Bank
	1.875%, 04/10/24	NOK	100,000	11,246,908
	0.375%, 09/20/24		26,750	25,984,145
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				363,191,363
SWEDEN — (2.6%)
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		33,603	32,686,779
Svensk Exportkredit AB
	1.750%, 12/12/23		42,871	43,250,502
	0.625%, 10/07/24		36,400	35,622,328
Svenska Handelsbanken AB
#	3.900%, 11/20/23		23,850	24,940,668
Swedbank AB
Ω	1.625%, 12/28/22	GBP	5,748	7,759,533
Ω	0.600%, 09/25/23		7,000	6,904,879
TOTAL SWEDEN				151,164,689
UNITED KINGDOM — (0.2%)
Network Rail Infrastructure Finance PLC
Ω	3.000%, 09/07/23	GBP	2,192	3,030,835

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
United Kingdom Gilt
Ω	2.250%, 09/07/23	GBP	5,800	$7,954,188
TOTAL UNITED KINGDOM				10,985,023
UNITED STATES — (0.3%)
3M Co.
	0.375%, 02/15/22	EUR	2,000	2,247,449
FMS Wertmanagement
Ω	1.125%, 03/20/23	GBP	11,200	15,051,336
TOTAL UNITED STATES				17,298,785
TOTAL BONDS				2,570,134,573
U.S. TREASURY OBLIGATIONS — (54.3%)
U.S. Treasury Notes
	0.125%, 09/15/23		190,000	187,135,157
#	0.250%, 09/30/23		557,000	549,428,281
	0.125%, 10/15/23		560,850	551,604,735
	0.375%, 10/31/23		560,000	552,846,874
	0.250%, 11/15/23		560,000	551,337,500
	Face Amount^	Value†
	(000)

0.500%, 11/30/23	180,000	$177,883,594
2.125%, 11/30/23	20,000	20,354,688
0.125%, 12/15/23	165,000	161,886,914
2.625%, 12/31/23	175,000	179,819,335
0.125%, 01/15/24	110,000	107,769,922
0.375%, 08/15/24	55,000	53,734,570
0.375%, 09/15/24	10,000	9,758,594
TOTAL U.S. TREASURY OBLIGATIONS		3,103,560,164
TOTAL INVESTMENT SECURITIES (Cost $5,787,488,016)		5,673,694,737

		Shares
SECURITIES LENDING COLLATERAL — (0.8%)
@§	The DFA Short Term Investment Fund	4,182,825	48,391,107
TOTAL INVESTMENTS — (100.0%)
(Cost $5,835,874,939)^^			$5,722,085,844

As of January 31, 2022, DFA Two-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	86,451,712	AUD	119,563,346	HSBC Bank	02/07/22	$1,913,074
USD	80,784,516	NOK	709,499,317	JP Morgan	02/08/22	1,019,038
USD	83,444,095	AUD	115,999,218	HSBC Bank	02/09/22	1,424,985
USD	78,897,222	NOK	696,038,492	Societe Generale SA	02/10/22	647,752
USD	125,693,250	NZD	186,043,378	HSBC Bank	02/14/22	3,296,781
USD	52,954,421	GBP	39,023,575	State Street Bank and Trust	02/14/22	475,676
USD	49,341,547	GBP	36,333,754	State Street Bank and Trust	02/15/22	480,385
USD	121,097,194	NZD	177,122,179	UBS AG	02/15/22	4,571,817
USD	95,327,777	CAD	119,276,974	UBS AG	02/22/22	1,494,778
USD	89,046,811	NOK	779,219,707	UBS AG	02/22/22	1,465,837
USD	8,654,750	GBP	6,352,454	Bank of America Corp.	02/23/22	112,505
USD	104,013,896	CAD	129,760,040	UBS AG	02/23/22	1,934,093
USD	103,260,038	CAD	128,979,429	UBS AG	02/24/22	1,794,357
USD	113,217,721	CAD	141,802,433	HSBC Bank	02/25/22	1,664,458
USD	104,535,062	CAD	131,930,116	HSBC Bank	02/28/22	748,256
USD	22,287,003	CAD	28,189,265	Societe Generale SA	03/02/22	111,143
USD	110,217,739	CAD	138,574,118	Bank of America Corp.	03/03/22	1,204,941
USD	70,178,867	EUR	61,845,855	Barclays Capital	03/30/22	608,176
USD	18,513,818	EUR	16,140,774	Morgan Stanley and Co. International	04/13/22	349,967
USD	11,468,215	AUD	16,050,803	Bank of America Corp.	04/21/22	114,463
USD	12,050,246	AUD	16,947,647	Bank of America Corp.	04/22/22	62,009
USD	85,377,256	AUD	119,755,152	HSBC Bank	04/22/22	666,192
Total Appreciation						$26,160,683
USD	110,616,351	CAD	141,941,021	JP Morgan	02/04/22	$(1,046,856)
USD	105,694,391	CAD	134,845,221	Mellon Bank	02/07/22	(386,390)
USD	100,748,659	CAD	128,680,772	HSBC Bank	02/08/22	(482,559)
USD	127,683,074	CAD	162,334,498	HSBC Bank	02/09/22	(22,984)

DFA Two-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	112,877,237	CAD	143,554,030	Barclays Capital	02/10/22	$(54,481)
NOK	192,713,444	USD	21,694,100	Bank of America Corp.	02/28/22	(36,382)
USD	89,736,305	NOK	807,060,922	State Street Bank and Trust	02/28/22	(963,639)
EUR	24,085,820	USD	27,428,771	Bank of America Corp.	03/30/22	(334,520)
EUR	515,994	USD	583,182	Citibank, N.A.	03/30/22	(2,738)
EUR	15,027,224	USD	17,058,577	HSBC Bank	03/30/22	(154,383)
EUR	16,140,774	USD	18,324,154	State Street Bank and Trust	04/13/22	(160,303)
USD	13,601,446	AUD	19,370,240	Bank of America Corp.	04/21/22	(100,355)
Total (Depreciation)						$(3,745,590)
Total Appreciation (Depreciation)						$22,415,093
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$316,793,018	—	$316,793,018
Austria	—	17,781,613	—	17,781,613
Belgium	—	46,005,437	—	46,005,437
Canada	—	1,117,582,345	—	1,117,582,345
Finland	—	13,982,402	—	13,982,402
Germany	—	160,460,719	—	160,460,719
Netherlands	—	78,696,274	—	78,696,274
New Zealand	—	120,947,519	—	120,947,519
Norway	—	151,578,868	—	151,578,868
Singapore	—	3,666,518	—	3,666,518
Supranational Organization Obligations	—	363,191,363	—	363,191,363
Sweden	—	151,164,689	—	151,164,689
United Kingdom	—	10,985,023	—	10,985,023
United States	—	17,298,785	—	17,298,785
U.S. Treasury Obligations	—	3,103,560,164	—	3,103,560,164
Securities Lending Collateral	—	48,391,107	—	48,391,107
Forward Currency Contracts**	—	22,415,093	—	22,415,093
TOTAL	—	$5,744,500,937	—	$5,744,500,937
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Selectively Hedged Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (97.4%)
AUSTRALIA — (7.1%)
ANZ New Zealand International Ltd.
Ω	1.250%, 06/22/26		2,500	$2,410,080
Australia & New Zealand Banking Group Ltd.
(r)Ω	3M Swap + 1.030%, FRN, 1.085%, 12/06/23	AUD	500	358,198
(r)	3M Swap + 0.760%, FRN, 0.825%, 01/16/25	AUD	9,700	6,914,111
Australia Government Bond
Ω	0.250%, 11/21/25	AUD	23,600	15,953,691
Ω	4.250%, 04/21/26	AUD	2,000	1,573,872
Bank of New Zealand
#Ω	1.000%, 03/03/26		2,500	2,389,785
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		3,000	2,889,464
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.975%, 08/16/23	AUD	2,000	1,428,212
Glencore Funding LLC
Ω	4.125%, 03/12/24		825	859,518
Ω	4.625%, 04/29/24		1,200	1,268,039
#Ω	1.625%, 09/01/25		975	954,546
Ω	1.625%, 04/27/26		5,600	5,428,053
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		1,316	1,404,565
National Australia Bank Ltd.
(r)	3M Swap + 0.920%, FRN, 0.985%, 06/19/24	AUD	2,000	1,430,832
(r)	3M Swap + 0.770%, FRN, 0.845%, 01/21/25	AUD	7,760	5,536,074
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 1.040%, FRN
(r)Ω	1.089%, 02/26/24	AUD	4,000	2,867,168
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	3,900	3,016,817
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	4,000	2,706,278
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Westpac Banking Corp.
(r)Ω	3M Swap + 0.880%, FRN, 0.925%, 08/16/24	AUD	17,200	$12,299,353
	2.850%, 05/13/26		2,790	2,895,929
#	1.150%, 06/03/26		12,970	12,536,238
TOTAL AUSTRALIA				87,120,823
AUSTRIA — (0.0%)
Oesterreichische Kontrollbank AG
	0.500%, 02/02/26		300	286,585
BELGIUM — (0.9%)
Dexia Credit Local SA
Ω	1.125%, 06/15/22	GBP	2,000	2,693,296
Ω	1.125%, 04/09/26		6,080	5,913,969
Ω	1.125%, 04/09/26		300	291,808
Euroclear Bank SA
Ω	0.250%, 09/07/22	EUR	1,404	1,584,201
TOTAL BELGIUM				10,483,274
CANADA — (18.4%)
Bank of Montreal
	2.890%, 06/20/23	CAD	2,100	1,681,801
	2.280%, 07/29/24	CAD	5,500	4,339,641
Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)Ω	1.048%, 09/07/23	AUD	4,250	3,039,321
Bank of Nova Scotia
	2.290%, 06/28/24	CAD	21,000	16,671,801
	1.050%, 03/02/26		6,600	6,331,648
Canada Government International Bond
	0.750%, 05/19/26		8,000	7,686,582
Canada Housing Trust No 1, Floating Rate Note
(r)Ω	3M CDOR - 0.050%, FRN, 0.453%, 03/15/24	CAD	4,000	3,160,165
(r)Ω	3M CDOR - 0.040%, FRN, 0.463%, 03/15/25	CAD	30,500	24,137,913
Canadian Imperial Bank of Commerce
	2.970%, 07/11/23	CAD	28,500	22,858,966
#	1.250%, 06/22/26		573	548,722
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		2,000	2,029,857
	3.900%, 02/01/25		1,110	1,161,689

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	1,000	$798,773
Enbridge, Inc.
#	4.000%, 10/01/23		3,000	3,105,333
Export Development Canada, Floating Rate Note, SONIO/N + 0.310%, FRN
(r)Ω	0.465%, 05/29/24	GBP	1,000	1,351,355
National Bank of Canada
	1.534%, 06/15/26	CAD	2,000	1,509,012
Province of Alberta Canada
	2.650%, 09/01/23	CAD	3,500	2,807,131
	2.200%, 06/01/26	CAD	9,700	7,690,940
Province of Manitoba Canada
	2.550%, 06/02/26	CAD	2,400	1,929,837
Province of Ontario Canada
	0.625%, 01/21/26		15,500	14,845,607
Province of Ontario Canada, Floating Rate Note, 3M CDOR + 0.050%, FRN
(r)	0.538%, 08/21/23	CAD	25,700	20,301,817
Province of Quebec Canada
	3.000%, 09/01/23	CAD	8,500	6,857,574
Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.968%, 10/13/24	CAD	21,400	17,118,990
PSP Capital, Inc.
Ω	1.000%, 06/29/26		7,821	7,549,828
Rogers Communications, Inc.
#	3.625%, 12/15/25		100	104,693
Royal Bank of Canada
Ω	1.968%, 03/02/22	CAD	2,000	1,575,408
	2.949%, 05/01/23	CAD	9,500	7,605,157
	2.352%, 07/02/24	CAD	2,500	1,977,501
	1.200%, 04/27/26		4,000	3,854,790
Suncor Energy, Inc.
	3.100%, 05/15/25		2,400	2,476,397
Toronto-Dominion Bank
	0.750%, 01/06/26		4,740	4,523,387
	1.200%, 06/03/26		8,560	8,232,215
Toronto-Dominion Bank, Floating Rate Note, 3M Swap + 1.000%, FRN
(r)Ω	1.068%, 07/10/24	AUD	20,640	14,779,809
TOTAL CANADA				224,643,660
DENMARK — (0.0%)
Kommunekredit
Ω	0.500%, 01/28/26		380	362,496
FRANCE — (1.7%)
BPCE SA
Ω	1.000%, 01/20/26		2,900	2,765,665
			Face Amount^	Value†
			(000)
FRANCE — (Continued)
Caisse d'Amortissement de la Dette Sociale
Ω	0.625%, 02/18/26		10,400	$9,967,190
SFIL SA
Ω	0.625%, 02/09/26		7,800	7,458,217
Societe Generale SA
#Ω	1.375%, 07/08/25		1,000	973,120
TOTAL FRANCE				21,164,192
GERMANY — (5.9%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		700	746,379
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26		1,163	1,198,502
Daimler Finance North America LLC
Ω	3.300%, 05/19/25		500	520,550
Ω	1.450%, 03/02/26		11,000	10,712,046
Deutsche Bank AG
#	3.700%, 05/30/24		748	773,780
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	70,000	7,827,738
Ω	1.625%, 04/03/24	NOK	10,000	1,119,375
	0.625%, 01/22/26		27,000	25,937,209
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	7,500	5,733,450
Landwirtschaftliche Rentenbank
Ω	4.750%, 05/06/26	AUD	9,900	7,821,915
NRW Bank
	1.050%, 03/31/26	AUD	2,800	1,904,688
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		4,000	3,867,170
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		1,000	1,023,996
#Ω	4.625%, 11/13/25		1,000	1,081,394
Volkswagen International Finance NV
Ω	0.875%, 01/16/23	EUR	300	340,336
VW Credit Canada, Inc.
	1.200%, 09/25/23	CAD	2,000	1,553,522
TOTAL GERMANY				72,162,050
IRELAND — (0.6%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
#	2.875%, 08/14/24		5,000	5,068,201
	1.750%, 01/30/26		2,700	2,594,872

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
IRELAND — (Continued)
	4.450%, 04/03/26		150	$159,540
TOTAL IRELAND				7,822,613
ITALY — (0.9%)
Enel Finance International NV
Ω	5.000%, 09/14/22	EUR	2,000	2,321,327
Intesa Sanpaolo SpA
Ω	3.125%, 07/14/22		400	403,867
Republic of Italy Government International Bond
	6.875%, 09/27/23		2,500	2,714,901
	2.375%, 10/17/24		4,562	4,621,522
UniCredit SpA
Ω	7.830%, 12/04/23		500	548,750
TOTAL ITALY				10,610,367
JAPAN — (4.5%)
7-Eleven, Inc.
#Ω	0.950%, 02/10/26		1,000	950,757
Aircastle Ltd.
Ω	5.250%, 08/11/25		7,500	8,107,327
Daiwa Securities Group, Inc.
Ω	3.129%, 04/19/22		700	703,407
Honda Canada Finance, Inc.
	2.488%, 12/19/22	CAD	5,000	3,971,876
	2.537%, 03/01/23	CAD	3,500	2,780,478
Mitsubishi UFJ Financial Group, Inc.
	1.412%, 07/17/25		2,300	2,245,603
	2.757%, 09/13/26		2,000	2,031,711
Nissan Motor Acceptance Corp.
Ω	2.000%, 03/09/26		7,495	7,244,833
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		500	515,923
Nomura Holdings, Inc.
	1.653%, 07/14/26		5,828	5,603,924
NTT Finance Corp.
Ω	1.162%, 04/03/26		4,920	4,734,245
	1.162%, 04/03/26		1,500	1,443,367
Sumitomo Mitsui Financial Group, Inc.
#	0.948%, 01/12/26		2,300	2,196,868
	2.632%, 07/14/26		4,000	4,060,678
Toyota Credit Canada, Inc.
Ω	2.020%, 02/28/22	CAD	4,000	3,149,967
	3.040%, 07/12/23	CAD	6,000	4,803,871
Toyota Motor Corp.
	1.339%, 03/25/26		163	159,683
TOTAL JAPAN				54,704,518
NETHERLANDS — (2.0%)
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	7,000	5,202,839
			Face Amount^	Value†
			(000)
NETHERLANDS — (Continued)
Ω	0.875%, 05/18/26		15,500	$14,951,729
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	1,015,839
Shell International Finance BV
Ω	1.250%, 03/15/22	EUR	647	728,259
Ω	1.000%, 04/06/22	EUR	929	1,046,243
	2.875%, 05/10/26		1,000	1,039,114
TOTAL NETHERLANDS				23,984,023
NEW ZEALAND — (0.3%)
New Zealand Government Bond
Ω	5.500%, 04/15/23	NZD	5,500	3,778,417
NORWAY — (3.4%)
Aker BP ASA
Ω	2.875%, 01/15/26		1,300	1,327,348
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	68,998
Ω	0.500%, 01/13/26		7,000	6,691,387
Norway Government Bond
Ω	3.000%, 03/14/24	NOK	270,000	31,193,822
Ω	1.750%, 03/13/25	NOK	20,000	2,244,457
TOTAL NORWAY				41,526,012
SINGAPORE — (0.3%)
DBS Bank Ltd., Floating Rate Note, 3M Swap + 0.630%, FRN
(r)	0.692%, 09/13/22	AUD	3,200	2,269,130
Temasek Financial I Ltd.
Ω	0.500%, 03/01/22	EUR	320	359,730
United Overseas Bank Ltd., Floating Rate Note, 3M Swap + 0.530%, FRN
(r)Ω	0.595%, 07/25/22	AUD	1,000	708,160
TOTAL SINGAPORE				3,337,020
SPAIN — (1.2%)
Banco Santander SA
	3.848%, 04/12/23		2,000	2,053,090
Santander Holdings USA, Inc.
	3.400%, 01/18/23		9,525	9,694,918
Telefonica Emisiones SA
Ω	0.750%, 04/13/22	EUR	2,200	2,476,583
TOTAL SPAIN				14,224,591
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (11.0%)
African Development Bank
	0.875%, 03/23/26		15,000	14,521,112
Asian Development Bank
	0.500%, 02/04/26		13,000	12,422,126
	0.500%, 05/05/26	AUD	5,400	3,603,201

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Asian Development Bank, Floating Rate Note, FEDL01 + 0.250%, FRN
(r)	0.330%, 05/28/24		10,000	$10,028,758
Asian Infrastructure Investment Bank
Ω	1.000%, 05/06/26	AUD	200	136,242
European Bank for Reconstruction & Development
	0.500%, 01/28/26		15,000	14,346,348
European Bank for Reconstruction & Development, Floating Rate Note
(r)	SONIO/N + 0.300%, FRN, 0.455%, 02/28/24	GBP	1,800	2,431,835
(r)	SOFR + 0.280%, FRN, 0.330%, 10/15/24		6,000	6,026,280
European Investment Bank
#	0.375%, 03/26/26		25,800	24,559,959
Inter-American Development Bank
Ω	2.750%, 10/30/25	AUD	10,000	7,329,854
	0.875%, 04/20/26		28,388	27,449,482
International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	1,800	1,199,794
International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r)	0.350%, 08/06/24		2,500	2,512,100
Nordic Investment Bank
	1.875%, 04/10/24	NOK	47,890	5,386,144
#	0.500%, 01/21/26		2,000	1,914,867
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				133,868,102
SWEDEN — (2.1%)
Kommuninvest I Sverige AB
Ω	0.250%, 06/01/22	SEK	57,430	6,164,198
Ω	0.750%, 02/22/23	SEK	17,500	1,891,673
Skandinaviska Enskilda Banken AB
Ω	0.300%, 02/17/22	EUR	1,250	1,404,762
Ω	1.250%, 08/05/22	GBP	2,000	2,692,478
Svenska Handelsbanken AB
Ω	0.250%, 02/28/22	EUR	4,600	5,170,662
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
Swedbank AB
Ω	1.538%, 11/16/26		7,900	$7,700,130
TOTAL SWEDEN				25,023,903
SWITZERLAND — (1.5%)
Credit Suisse Group AG
	3.750%, 03/26/25		5,207	5,418,374
#	4.550%, 04/17/26		1,600	1,723,369
Roche Holdings, Inc.
Ω	0.991%, 03/05/26		2,550	2,461,469
UBS Group AG
Ω	4.125%, 09/24/25		3,000	3,189,637
Ω	4.125%, 04/15/26		5,000	5,344,776
TOTAL SWITZERLAND				18,137,625
UNITED KINGDOM — (4.0%)
AstraZeneca PLC
	0.700%, 04/08/26		9,900	9,408,770
Barclays PLC
	3.650%, 03/16/25		500	519,754
	4.375%, 01/12/26		3,300	3,524,502
BAT Capital Corp.
	3.222%, 08/15/24		2,500	2,561,962
BAT International Finance PLC
Ω	0.875%, 10/13/23	EUR	3,000	3,404,938
#	1.668%, 03/25/26		1,000	963,191
British Telecommunications PLC
Ω	0.500%, 06/23/22	EUR	400	449,861
Ω	1.125%, 03/10/23	EUR	2,550	2,899,295
CNH Industrial Capital LLC
	4.375%, 04/05/22		3,700	3,722,766
	4.200%, 01/15/24		380	396,602
HSBC Bank Canada
	2.542%, 01/31/23	CAD	5,000	3,975,534
HSBC Holdings PLC
Ω	3.196%, 12/05/23	CAD	4,000	3,211,549
	4.300%, 03/08/26		1,000	1,072,243
Nationwide Building Society
#Ω	1.500%, 10/13/26		9,000	8,681,038
Natwest Group PLC
	4.800%, 04/05/26		4,200	4,573,658
TOTAL UNITED KINGDOM				49,365,663
UNITED STATES — (31.6%)
AbbVie, Inc.
	3.200%, 05/14/26		300	310,291
Amazon.com, Inc.
#	1.000%, 05/12/26		29,310	28,438,972
Amcor Finance USA, Inc.
	3.625%, 04/28/26		551	580,230
American International Group, Inc.
	4.125%, 02/15/24		307	322,126
American Tower Corp.
	1.600%, 04/15/26		1,500	1,452,011
	3.375%, 10/15/26		3,000	3,119,587

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Ameriprise Financial, Inc.
	2.875%, 09/15/26		1,000	$1,031,799
	Amgen, Inc.
	2.600%, 08/19/26		4,000	4,083,822
	Anthem, Inc.
	1.500%, 03/15/26		3,700	3,620,429
Apple, Inc.
#	0.700%, 02/08/26		180	172,833
#	3.250%, 02/23/26		3,000	3,144,411
Ares Capital Corp.
	3.250%, 07/15/25		6,314	6,430,970
	3.875%, 01/15/26		1,300	1,339,711
	2.150%, 07/15/26		500	482,096
	Arizona Public Service Co.
	3.150%, 05/15/25		3,000	3,092,385
	Assurant, Inc.
	4.200%, 09/27/23		1,500	1,557,998
AT&T, Inc.
	2.500%, 03/15/23	EUR	5,000	5,747,527
	4.125%, 02/17/26		1,100	1,178,419
	Autodesk, Inc.
	3.600%, 12/15/22		2,239	2,275,925
	Avnet, Inc.
	4.625%, 04/15/26		2,000	2,141,723
Bank of America Corp.
#	3.875%, 08/01/25		1,000	1,064,713
	3.500%, 04/19/26		3,000	3,165,173
	Boardwalk Pipelines LP
	5.950%, 06/01/26		200	224,878
Boeing Co.
	2.600%, 10/30/25		5,194	5,223,834
	3.100%, 05/01/26		1,100	1,117,411
	2.250%, 06/15/26		154	152,038
	Booking Holdings, Inc.
	3.650%, 03/15/25		1,000	1,050,196
	Bristol-Myers Squibb Co.
	3.200%, 06/15/26		2,000	2,091,030
Broadcom, Inc.
	4.700%, 04/15/25		5,050	5,423,907
	4.250%, 04/15/26		1,000	1,068,366
	Brown & Brown, Inc.
	4.200%, 09/15/24		1,429	1,505,678
Bunge Ltd. Finance Corp.
	4.350%, 03/15/24		6,000	6,299,119
	1.630%, 08/17/25		500	490,452
	Campbell Soup Co.
	3.650%, 03/15/23		286	292,980
Capital One Financial Corp.
	3.750%, 04/24/24		700	728,922
	3.200%, 02/05/25		1,000	1,031,287
	Cargill, Inc.
Ω	0.750%, 02/02/26		1,300	1,243,351
	Carrier Global Corp.
	2.242%, 02/15/25		3,129	3,155,731
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		1,000	960,676
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Charles Schwab Corp.
	0.900%, 03/11/26	2,000	$1,922,100
	1.150%, 05/13/26	2,500	2,421,990
Chevron Corp.
	3.326%, 11/17/25	3,000	3,157,401
	2.954%, 05/16/26	2,000	2,077,675
	Church & Dwight Co., Inc.
	2.875%, 10/01/22	2,000	2,025,512
	Cigna Corp.
	1.250%, 03/15/26	8,000	7,721,271
Citigroup, Inc.
	3.700%, 01/12/26	1,000	1,059,388
	3.400%, 05/01/26	5,000	5,251,450
	3.200%, 10/21/26	2,000	2,072,923
	Citrix Systems, Inc.
#	1.250%, 03/01/26	1,000	982,740
	CNA Financial Corp.
	3.950%, 05/15/24	7,000	7,299,039
	Comcast Corp.
	3.150%, 03/01/26	2,000	2,086,100
	Conagra Brands, Inc.
	4.300%, 05/01/24	1,409	1,482,885
	Crown Castle International Corp.
	1.050%, 07/15/26	2,500	2,359,166
	Discover Financial Services
	4.500%, 01/30/26	2,017	2,173,404
	Discovery Communications LLC
	3.450%, 03/15/25	200	206,679
	DXC Technology Co.
	1.800%, 09/15/26	285	275,705
Edison International
#	2.400%, 09/15/22	1,300	1,308,885
	4.950%, 04/15/25	6,000	6,459,586
	Energy Transfer L.P.
	4.050%, 03/15/25	300	313,845
	Enterprise Products Operating LLC
#	3.350%, 03/15/23	1,200	1,222,083
	Equifax, Inc.
	3.300%, 12/15/22	1,000	1,014,218
	Equinix, Inc.
#	1.450%, 05/15/26	600	578,588
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	4,000	4,188,924
	Exelon Corp.
	3.950%, 06/15/25	1,700	1,796,457
Exelon Generation Co. LLC
	3.400%, 03/15/22	815	816,864
	3.250%, 06/01/25	2,000	2,069,712
	Expedia Group, Inc.
	5.000%, 02/15/26	3,000	3,289,126
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	721	791,958

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Fidelity National Information Services, Inc.
	1.150%, 03/01/26	7,300	$6,985,617
	Fiserv, Inc.
	3.200%, 07/01/26	3,750	3,886,355
	Flex Ltd.
	3.750%, 02/01/26	2,250	2,360,327
	GATX Corp.
	4.750%, 06/15/22	5,000	5,073,333
	General Motors Co.
	6.125%, 10/01/25	500	563,704
General Motors Financial Co., Inc.
	3.250%, 01/05/23	900	915,475
#	2.750%, 06/20/25	2,000	2,025,267
#	1.250%, 01/08/26	3,000	2,868,324
	5.250%, 03/01/26	1,500	1,649,481
	Georgia-Pacific LLC
Ω	0.950%, 05/15/26	1,537	1,455,713
	Gilead Sciences, Inc.
#	3.650%, 03/01/26	7,379	7,796,399
Global Payments, Inc.
	3.750%, 06/01/23	1,000	1,022,869
	1.200%, 03/01/26	400	380,999
	Goldman Sachs Group, Inc.
	3.750%, 02/25/26	6,700	7,076,197
	Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22	1,924	1,930,765
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23	3,130	3,270,179
	Humana, Inc.
	3.850%, 10/01/24	6,850	7,157,738
	Hyatt Hotels Corp.
	4.850%, 03/15/26	900	969,271
	International Business Machines Corp.
	3.300%, 05/15/26	2,200	2,299,108
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	1,002	1,054,026
	J M Smucker Co.
	3.500%, 03/15/25	1,000	1,048,318
	Jabil, Inc.
	1.700%, 04/15/26	4,000	3,904,603
	JPMorgan Chase & Co.
	3.300%, 04/01/26	7,900	8,251,033
	Juniper Networks, Inc.
	1.200%, 12/10/25	1,000	969,786
	Kellogg Co.
	3.250%, 04/01/26	1,122	1,167,478
	Kinder Morgan, Inc.
	4.300%, 06/01/25	2,000	2,129,983
	Laboratory Corp. of America Holdings
#	1.550%, 06/01/26	2,000	1,939,132
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Lazard Group LLC
	3.750%, 02/13/25		2,460	$2,575,761
	Marathon Petroleum Corp.
	4.700%, 05/01/25		3,900	4,193,798
	McDonald's Corp.
	3.700%, 01/30/26		1,287	1,364,093
	McKesson Corp.
	0.900%, 12/03/25		1,600	1,523,620
	Morgan Stanley
	3.000%, 02/07/24	CAD	11,500	9,204,614
MPLX LP
	4.875%, 12/01/24		165	176,515
	1.750%, 03/01/26		3,900	3,802,040
Mylan, Inc.
Ω	3.125%, 01/15/23		3,550	3,607,133
	4.200%, 11/29/23		331	343,553
	National Rural Utilities Cooperative Finance Corp.
	1.000%, 06/15/26		2,600	2,492,220
	NetApp, Inc.
	3.250%, 12/15/22		500	504,371
	Oracle Corp.
	1.650%, 03/25/26		7,450	7,204,048
	Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	1,000	794,863
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		1,715	1,848,644
Ω	1.700%, 06/15/26		4,000	3,891,379
Philip Morris International, Inc.
#	2.750%, 02/25/26		3,395	3,476,819
	0.875%, 05/01/26		1,497	1,420,373
	Phillips 66
#	1.300%, 02/15/26		3,500	3,362,688
	Phillips 66 Partners LP
	2.450%, 12/15/24		851	862,369
	PPG Industries, Inc.
#	1.200%, 03/15/26		1,202	1,158,878
	Public Storage
#	0.875%, 02/15/26		4,000	3,835,746
	PulteGroup, Inc.
	5.500%, 03/01/26		1,000	1,115,500
	Roper Technologies, Inc.
	1.000%, 09/15/25		1,500	1,440,013
	Ross Stores, Inc.
	4.600%, 04/15/25		2,000	2,150,425
	Royalty Pharma PLC
	1.200%, 09/02/25		6,000	5,761,905
Ryder System, Inc.
	3.400%, 03/01/23		2,325	2,374,361
	2.500%, 09/01/24		2,000	2,032,137
	Simon Property Group LP
	3.500%, 09/01/25		3,500	3,671,883
	Southwest Airlines Co.
	4.750%, 05/04/23		1,000	1,038,105

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Southwestern Electric Power Co.
	1.650%, 03/15/26		5,345	$5,215,442
	Steel Dynamics, Inc.
	2.400%, 06/15/25		2,100	2,117,068
	United Parcel Service, Inc.
	2.125%, 05/21/24	CAD	5,000	3,949,062
	UnitedHealth Group, Inc.
#	1.150%, 05/15/26		1,250	1,210,830
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		2,000	2,111,714
Valero Energy Corp.
	2.850%, 04/15/25		2,100	2,143,210
	3.400%, 09/15/26		300	311,780
	Ventas Realty LP
	3.500%, 04/15/24		1,000	1,034,517
Verizon Communications, Inc.
#	3.376%, 02/15/25		1,000	1,046,676
	1.450%, 03/20/26		7,100	6,929,563
	ViacomCBS, Inc.
	4.750%, 05/15/25		4,500	4,838,903
	VMware, Inc.
	1.400%, 08/15/26		3,725	3,568,172
	Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		677	708,100
Wells Fargo & Co.
Ω	1.500%, 09/12/22	EUR	300	341,049
	3.184%, 02/08/24	CAD	4,250	3,410,866
#	3.550%, 09/29/25		2,500	2,624,876
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
3.000%, 04/22/26		4,000	$4,111,618
2.975%, 05/19/26	CAD	1,000	795,138
Western Union Co.
1.350%, 03/15/26		3,062	2,943,657
Whirlpool Corp.
# 3.700%, 03/01/23		1,000	1,024,222
Williams Cos., Inc.
3.700%, 01/15/23		1,670	1,699,510
WRKCo, Inc.
4.650%, 03/15/26		500	547,550
TOTAL UNITED STATES			385,301,538
TOTAL BONDS			1,187,907,472
U.S. TREASURY OBLIGATIONS — (0.2%)
U.S. Treasury Notes
0.750%, 05/31/26		2,500	2,413,281
TOTAL INVESTMENT SECURITIES (Cost $1,227,217,156)			1,190,320,753

		Shares
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	2,516,834	29,117,255
TOTAL INVESTMENTS — (100.0%)
(Cost $1,256,332,886)^^			$1,219,438,008

As of January 31, 2022, DFA Selectively Hedged Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	77,420,626	CAD	98,237,770	HSBC Bank	02/09/22	$138,480
USD	109,694,340	CAD	137,507,098	HSBC Bank	02/28/22	1,520,232
USD	9,253,249	GBP	6,849,742	HSBC Bank	03/03/22	42,766
NOK	108,949,374	USD	12,175,771	Natwest Markets PLC	03/04/22	67,411
NZD	86,009,358	USD	56,394,487	State Street Bank and Trust	03/08/22	168,870
USD	110,099,154	AUD	153,620,224	Mellon Bank	04/08/22	1,444,437
USD	8,412,297	SEK	75,313,429	JP Morgan	04/11/22	329,148
USD	34,008,677	EUR	29,807,947	Bank of America Corp.	04/13/22	464,616
EUR	2,473,287	USD	2,760,920	Citibank, N.A.	04/13/22	22,367
Total Appreciation						$4,198,327
NZD	84,539,113	USD	57,546,290	Bank of America Corp.	02/02/22	$(1,919,560)
USD	55,462,730	NZD	84,539,113	State Street Bank and Trust	02/02/22	(164,000)

DFA Selectively Hedged Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
EUR	2,010,119	USD	2,281,004	Citibank, N.A.	04/13/22	$(18,937)
Total (Depreciation)						$(2,102,497)
Total Appreciation (Depreciation)						$2,095,830
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$87,120,823	—	$87,120,823
Austria	—	286,585	—	286,585
Belgium	—	10,483,274	—	10,483,274
Canada	—	224,643,660	—	224,643,660
Denmark	—	362,496	—	362,496
France	—	21,164,192	—	21,164,192
Germany	—	72,162,050	—	72,162,050
Ireland	—	7,822,613	—	7,822,613
Italy	—	10,610,367	—	10,610,367
Japan	—	54,704,518	—	54,704,518
Netherlands	—	23,984,023	—	23,984,023
New Zealand	—	3,778,417	—	3,778,417
Norway	—	41,526,012	—	41,526,012
Singapore	—	3,337,020	—	3,337,020
Spain	—	14,224,591	—	14,224,591
Supranational Organization Obligations	—	133,868,102	—	133,868,102
Sweden	—	25,023,903	—	25,023,903
Switzerland	—	18,137,625	—	18,137,625
United Kingdom	—	49,365,663	—	49,365,663
United States	—	385,301,538	—	385,301,538
U.S. Treasury Obligations	—	2,413,281	—	2,413,281
Securities Lending Collateral	—	29,117,255	—	29,117,255
Forward Currency Contracts**	—	2,095,830	—	2,095,830
TOTAL	—	$1,221,533,838	—	$1,221,533,838
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Short-Term Government Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

		Face Amount	Value†
		(000)
U.S. TREASURY OBLIGATIONS — (92.2%)
U.S. Treasury Bill
∞	0.021%, 02/03/22	130,000	$129,999,756
U.S. Treasury Notes
∞	0.375%, 04/30/25	10,750	10,391,387
∞	0.250%, 06/30/25	65,500	62,864,648
∞	0.250%, 08/31/25	30,000	28,703,907
∞	0.250%, 09/30/25	80,000	76,471,875
∞	0.375%, 12/31/25	123,000	117,633,164
∞	0.375%, 01/31/26	200,000	190,945,312
∞	1.625%, 02/15/26	190,000	190,608,593
∞	0.500%, 02/28/26	201,000	192,622,382
∞	2.500%, 02/28/26	172,000	178,436,563
∞	0.750%, 05/31/26	178,000	171,825,625
∞	0.875%, 06/30/26	8,500	8,243,672
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.035%, FRN
(r)	0.275%, 10/31/23	17,500	17,522,788
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.055%, FRN
(r)	0.295%, 10/31/22	167,750	167,878,931
U.S. Treasury Notes, Floating Rate Note, 3M USTMMR + 0.114%, FRN
(r)	0.354%, 04/30/22	166,054	166,116,718
TOTAL U.S. TREASURY OBLIGATIONS Cost ($1,751,278,275)			1,710,265,321

	Shares
TEMPORARY CASH INVESTMENTS — (7.8%)
State Street Institutional U.S. Government Money Market Fund 0.025%	145,573,106	145,573,106
TOTAL INVESTMENTS — (100.0%)
(Cost $1,896,851,381)^^		$1,855,838,427
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$1,710,265,321	—	$1,710,265,321
Temporary Cash Investments	$145,573,106	—	—	145,573,106
TOTAL	$145,573,106	$1,710,265,321	—	$1,855,838,427

DFA Five-Year Global Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
AGENCY OBLIGATIONS — (0.1%)
Federal National Mortgage Association
	2.125%, 04/24/26		8,750	$8,953,826
BONDS — (81.2%)
AUSTRALIA — (9.7%)
Australia & New Zealand Banking Group Ltd.
(r)	3M Swap + 0.760%, FRN, 0.825%, 01/16/25	AUD	88,350	62,975,431
	3.700%, 11/16/25		25,712	27,481,996
Australia & New Zealand Banking Group Ltd., Floating Rate Note
(r)Ω	3M Swap + 1.100%, FRN, 1.145%, 02/08/24	AUD	4,800	3,445,658
(r)Ω	3M Swap + 0.770%, FRN, 0.815%, 08/29/24	AUD	60,400	43,088,106
Australia Government Bond
Ω	3.250%, 04/21/25	AUD	17,000	12,748,424
Ω	0.250%, 11/21/25	AUD	260,740	176,261,243
Ω	4.250%, 04/21/26	AUD	37,550	29,549,453
Ω	0.500%, 09/21/26	AUD	11,200	7,549,433
Bank of New Zealand
Ω	1.000%, 03/03/26		6,717	6,420,874
Commonwealth Bank of Australia
Ω	1.125%, 06/15/26		154,303	148,617,653
National Australia Bank Ltd.
(r)	3M Swap + 0.920%, FRN, 0.985%, 06/19/24	AUD	23,250	16,633,421
(r)	3M Swap + 0.770%, FRN, 0.845%, 01/21/25	AUD	65,827	46,961,744
	3.375%, 01/14/26		42,854	45,258,475
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	193,900	149,989,944
Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	122,000	91,746,298
South Australian Government Financing Authority
Ω	3.000%, 07/20/26	AUD	54,500	40,568,356
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	124,420	84,178,766
			Face Amount^	Value†
			(000)

AUSTRALIA — (Continued)
Westpac Banking Corp.
(r)Ω	3M Swap + 1.140%, FRN, 1.205%, 04/24/24	AUD	72,100	$51,830,515
(r)Ω	3M Swap + 0.880%, FRN, 0.925%, 08/16/24	AUD	63,700	45,550,510
#	2.350%, 02/19/25		25,956	26,390,263
	2.850%, 05/13/26		57,130	59,299,089
#	1.150%, 06/03/26		113,167	109,382,298
Ω	4.125%, 06/04/26	AUD	15,300	11,655,810
TOTAL AUSTRALIA				1,297,583,760
AUSTRIA — (0.9%)
Oesterreichische Kontrollbank AG
	0.375%, 09/17/25		55,300	52,900,120
	0.500%, 02/02/26		72,194	68,965,595
TOTAL AUSTRIA				121,865,715
BELGIUM — (1.5%)
Dexia Credit Local SA
Ω	1.125%, 04/09/26		184,130	179,101,829
Ω	1.125%, 04/09/26		17,400	16,924,846
TOTAL BELGIUM				196,026,675
CANADA — (19.7%)
Bank of Montreal
	2.700%, 09/11/24	CAD	3,500	2,806,113
Canada Government International Bond
	0.750%, 05/19/26		294,250	282,722,094
Canada Housing Trust No. 1
Ω	1.250%, 06/15/26	CAD	89,000	68,141,730
Canadian Imperial Bank of Commerce
	3.300%, 05/26/25	CAD	25,000	20,429,336
CDP Financial, Inc.
#Ω	1.000%, 05/26/26		45,550	44,106,599
CPPIB Capital, Inc.
#Ω	0.875%, 09/09/26		415,950	400,052,083
Ontario Teachers' Finance Trust
#Ω	0.875%, 09/21/26		194,400	186,039,968
Province of Alberta Canada
	2.200%, 06/01/26	CAD	224,300	177,843,088
Province of British Columbia Canada
	2.300%, 06/18/26	CAD	46,900	37,429,237
#	0.900%, 07/20/26		216,400	209,047,379

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

CANADA — (Continued)
Province of Manitoba Canada
	2.550%, 06/02/26	CAD	153,900	$123,750,782
Province of Ontario Canada
	1.750%, 09/08/25	CAD	20,000	15,651,811
	0.625%, 01/21/26		145,200	139,069,811
#	1.050%, 04/14/26		159,500	154,751,723
	2.500%, 04/27/26		15,100	15,513,512
	2.400%, 06/02/26	CAD	79,500	63,577,485
	1.350%, 09/08/26	CAD	13,000	9,928,230
Province of Quebec Canada
	2.500%, 09/01/26	CAD	317,000	254,954,136
PSP Capital, Inc.
	0.900%, 06/15/26	CAD	45,200	33,945,781
#Ω	1.000%, 06/29/26		92,492	89,285,093
Quebec, Province of Canada
	2.750%, 09/01/25	CAD	11,000	8,923,660
Toronto-Dominion Bank
	3.226%, 07/24/24	CAD	9,000	7,303,088
#	0.750%, 09/11/25		12,650	12,111,746
Ω	1.128%, 12/09/25	CAD	77,600	58,152,231
#	0.750%, 01/06/26		91,570	87,385,348
	1.200%, 06/03/26		151,863	146,047,773
TOTAL CANADA				2,648,969,837
DENMARK — (1.3%)
Kommunekredit
Ω	0.500%, 01/28/26		179,735	171,456,047
FINLAND — (2.5%)
Finnvera Oyj
Ω	1.125%, 10/27/26		102,500	99,654,155
Kuntarahoitus Oyj
Ω	0.625%, 03/20/26		214,451	205,085,918
Nordea Bank Abp
Ω	0.750%, 08/28/25		37,450	36,032,772
TOTAL FINLAND				340,772,845
FRANCE — (4.4%)
Agence Francaise de Developpement EPIC
Ω	0.625%, 01/22/26		192,800	184,788,157
Caisse d'Amortissement de la Dette Sociale
Ω	0.625%, 02/18/26		266,733	255,632,557
#Ω	0.625%, 02/18/26		20,300	19,460,246
SFIL SA
Ω	0.625%, 02/09/26		129,200	123,538,680
TOTAL FRANCE				583,419,640
GERMANY — (4.4%)
Kreditanstalt fuer Wiederaufbau
	0.625%, 01/22/26		207,160	199,005,637
	3.200%, 09/11/26	AUD	15,800	11,806,371
			Face Amount^	Value†
			(000)

GERMANY — (Continued)
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	2,300	$1,758,258
Landwirtschaftliche Rentenbank
#	0.875%, 03/30/26		182,300	176,321,349
Ω	4.750%, 05/06/26	AUD	31,370	24,785,198
NRW Bank
Ω	0.875%, 03/09/26		10,506	10,154,049
	1.050%, 03/31/26	AUD	15,500	10,543,809
State of North Rhine-Westphalia Germany
Ω	1.000%, 04/21/26		167,100	162,121,349
TOTAL GERMANY				596,496,020
NETHERLANDS — (3.1%)
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	10,032	7,456,412
Ω	0.500%, 11/24/25		52,014	49,790,401
Ω	1.900%, 11/26/25	AUD	5,690	4,039,671
Ω	2.375%, 03/16/26		66,500	68,250,679
Ω	0.875%, 05/18/26		183,980	177,472,202
Ω	0.875%, 05/18/26		36,388	35,091,243
Cooperatieve Rabobank UA
	1.375%, 01/10/25		18,084	17,912,514
Nederlandse Waterschapsbank NV
Ω	0.500%, 12/02/25		10,755	10,287,394
Shell International Finance BV
	3.250%, 05/11/25		16,435	17,176,773
	2.875%, 05/10/26		26,274	27,301,685
TOTAL NETHERLANDS				414,778,974
NEW ZEALAND — (1.1%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	48,400	30,686,465
Ω	2.750%, 04/15/25	NZD	10,000	6,664,220
	0.500%, 05/15/26	NZD	83,900	50,873,505
New Zealand Local Government Funding Agency Bond
Ω	2.250%, 04/15/24	NZD	86,399	56,493,868
	2.750%, 04/15/25	NZD	9,466	6,225,948
TOTAL NEW ZEALAND				150,944,006
NORWAY — (3.1%)
Equinor ASA
	1.750%, 01/22/26		18,950	18,753,785
Kommunalbanken A.S.
	4.000%, 08/20/25	NZD	943	643,099
	0.600%, 06/01/26	AUD	21,226	14,154,512
KOMMUNALBANKEN A.S. SR UNSECURED REGS 09/25 0.375
	0.375%, 09/11/25		3,470	3,321,078

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)

NORWAY — (Continued)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	26,792	$20,540,087
Ω	0.500%, 01/13/26		140,500	134,305,687
#Ω	0.500%, 01/13/26		8,400	8,031,706
Ω	1.125%, 10/26/26		220,000	213,962,280
TOTAL NORWAY				413,712,234
SINGAPORE — (0.1%)
Singapore Government Bond
	2.125%, 06/01/26	SGD	25,600	19,451,674
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (18.3%)
African Development Bank
	0.875%, 03/23/26		236,650	229,094,736
	4.500%, 06/02/26	AUD	24,000	18,799,719
	0.875%, 07/22/26		156,000	150,755,592
Asian Development Bank
#	0.500%, 02/04/26		57,950	55,374,016
#	1.000%, 04/14/26		334,500	325,599,627
	0.500%, 05/05/26	AUD	22,755	15,183,488
Asian Infrastructure Investment Bank
#	0.500%, 01/27/26		317,538	303,250,848
Ω	1.000%, 05/06/26	AUD	12,400	8,447,032
European Bank for Reconstruction & Development
	0.500%, 01/28/26		413,035	395,036,261
European Investment Bank
	0.750%, 09/09/24	NOK	265,000	28,988,807
Ω	2.900%, 10/17/25	AUD	6,252	4,607,429
#	0.375%, 12/15/25		104,002	99,244,948
#	0.375%, 03/26/26		170,129	161,951,984
European Stability Mechanism
	0.375%, 09/10/25		25,000	23,917,350
Inter-American Development Bank
	4.750%, 08/27/24	AUD	20,500	15,725,601
Ω	2.750%, 10/30/25	AUD	21,735	15,931,438
	4.400%, 01/26/26	CAD	1,664	1,435,008
#	0.875%, 04/20/26		308,428	298,231,250
	4.250%, 06/11/26	AUD	56,000	43,495,074
	1.000%, 06/29/26	CAD	21,000	15,875,679
Inter-American Investment Corp.
Ω	0.625%, 02/10/26		8,938	8,552,236
International Bank for Reconstruction & Development
	1.375%, 02/19/25	NZD	8,388	5,295,824
	0.625%, 01/14/26	CAD	89,576	67,158,781
	0.500%, 05/18/26	AUD	41,779	27,847,895
	1.200%, 07/22/26	CAD	32,000	24,379,310
International Finance Corp.
Ω	3.200%, 07/22/26	AUD	107,200	80,022,984
			Face Amount^	Value†
			(000)

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Nordic Investment Bank
#	0.500%, 01/21/26		28,100	$26,903,881
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				2,451,106,798
SWEDEN — (2.9%)
Skandinaviska Enskilda Banken AB
Ω	0.850%, 09/02/25		59,880	57,710,548
Ω	1.400%, 11/19/25		159,000	156,896,430
#Ω	1.200%, 09/09/26		182,950	176,152,310
TOTAL SWEDEN				390,759,288
SWITZERLAND — (0.6%)
Nestle Holdings, Inc.
Ω	3.500%, 09/24/25		2,850	3,014,795
#Ω	0.625%, 01/15/26		28,481	27,226,336
Novartis Capital Corp.
#	3.000%, 11/20/25		5,017	5,224,339
Roche Holdings, Inc.
#Ω	0.991%, 03/05/26		36,750	35,474,107
Ω	2.625%, 05/15/26		6,253	6,450,037
TOTAL SWITZERLAND				77,389,614
UNITED STATES — (7.6%)
Amazon.com, Inc.
	1.000%, 05/12/26		191,905	186,202,009
Apple, Inc.
#	1.125%, 05/11/25		26,508	26,007,367
#	0.550%, 08/20/25		60,000	57,412,758
#	0.700%, 02/08/26		245,673	235,891,611
	3.250%, 02/23/26		8,458	8,865,141
Ω	3.600%, 06/10/26	AUD	4,150	3,115,699
	2.450%, 08/04/26		7,715	7,882,159
Berkshire Hathaway, Inc.
	3.125%, 03/15/26		37,396	39,104,745
Chevron Corp.
	1.554%, 05/11/25		21,600	21,455,189
	3.326%, 11/17/25		7,847	8,258,707
	2.954%, 05/16/26		4,000	4,155,350
Chevron USA, Inc.
	0.687%, 08/12/25		28,037	27,034,538
Exxon Mobil Corp.
#	2.275%, 08/16/26		10,000	10,126,679
Johnson & Johnson
	2.450%, 03/01/26		15,000	15,328,067
Merck & Co., Inc.
#	0.750%, 02/24/26		32,367	31,096,368
National Securities Clearing Corp.
	1.500%, 04/23/25		27,988	27,668,994
Ω	1.500%, 04/23/25		21,428	21,183,765
#Ω	0.750%, 12/07/25		70,913	67,927,634
Ω	0.750%, 12/07/25		21,975	21,049,875

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Procter & Gamble Co.
#	0.550%, 10/29/25	26,600	$25,481,399
#	1.000%, 04/23/26	32,107	31,157,423
Visa, Inc.
#	3.150%, 12/14/25	29,894	31,351,617
Walmart, Inc.
#	1.050%, 09/17/26	122,100	118,195,523
TOTAL UNITED STATES			1,025,952,617
TOTAL BONDS			10,900,685,744
U.S. TREASURY OBLIGATIONS — (16.1%)
U.S. Treasury Notes
	0.750%, 03/31/26	388,000	375,314,220
	0.750%, 04/30/26	649,000	627,172,306
	1.625%, 05/15/26	585,000	586,279,687
	Face Amount^	Value†
	(000)

0.750%, 05/31/26	597,000	$576,291,563
TOTAL U.S. TREASURY OBLIGATIONS		2,165,057,776
TOTAL INVESTMENT SECURITIES (Cost $13,538,877,360)		13,074,697,346

		Shares
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	29,890,282	345,800,672
TOTAL INVESTMENTS — (100.0%)
(Cost $13,884,683,724)^^			$13,420,498,018

As of January 31, 2022, DFA Five-Year Global Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NOK	44,877,722	USD	5,016,180	Bank of America Corp.	02/01/22	$29,663
NOK	51,217,287	USD	5,679,541	Barclays Capital	02/01/22	79,093
NOK	16,070,615	USD	1,785,796	HSBC Bank	02/01/22	21,109
AUD	142,902,470	USD	99,645,892	HSBC Bank	02/01/22	1,393,309
NOK	259,469,769	USD	28,849,111	Mellon Bank	02/01/22	324,463
USD	98,369,161	AUD	136,638,656	Morgan Stanley and Co. International	02/01/22	1,758,790
USD	11,952,908	AUD	16,634,327	State Street Bank and Trust	02/01/22	191,606
CAD	84,082,260	USD	65,881,155	HSBC Bank	02/02/22	265,401
USD	143,075,779	NZD	208,623,352	Mellon Bank	02/03/22	5,803,238
USD	103,823,916	AUD	143,575,371	HSBC Bank	02/07/22	2,307,300
USD	104,296,149	AUD	145,037,986	HSBC Bank	02/09/22	1,744,710
USD	58,096,461	CAD	72,557,739	HSBC Bank	02/15/22	1,016,504
USD	58,103,737	CAD	72,557,739	UBS AG	02/15/22	1,023,780
USD	127,317,391	CAD	159,328,000	HSBC Bank	02/16/22	1,976,762
USD	41,195,384	CAD	51,395,159	HSBC Bank	02/22/22	763,759
USD	21,540,115	NZD	31,784,300	State Street Bank and Trust	02/22/22	632,212
USD	81,767,450	CAD	102,023,226	UBS AG	02/22/22	1,507,656
USD	117,426,637	CAD	146,694,945	HSBC Bank	02/24/22	2,024,495
USD	133,131,595	CAD	167,392,478	Bank of America Corp.	03/03/22	1,448,113
USD	104,191,379	CAD	132,196,250	UBS AG	03/04/22	196,215
SGD	264,068	USD	194,678	Citibank, N.A.	03/11/22	762
USD	99,462,413	AUD	137,107,271	UBS AG	04/04/22	2,490,133
AUD	3,596,334	USD	2,516,215	ANZ Securities	04/05/22	27,395
USD	105,795,347	AUD	147,496,522	HSBC Bank	04/05/22	1,474,244
USD	100,556,549	AUD	137,717,664	State Street Bank and Trust	04/12/22	3,146,693
USD	101,663,051	AUD	140,162,048	HSBC Bank	04/13/22	2,523,498
USD	101,240,371	AUD	140,075,875	State Street Bank and Trust	04/19/22	2,157,297
USD	49,685,785	AUD	68,561,811	Citibank, N.A.	04/20/22	1,188,025
USD	49,661,953	AUD	68,561,812	JP Morgan	04/20/22	1,164,193
USD	101,443,893	AUD	143,301,158	UBS AG	04/21/22	77,881
USD	100,110,412	AUD	140,424,701	HSBC Bank	04/22/22	778,354
USD	97,259,215	AUD	136,366,742	UBS AG	04/26/22	794,727
Total Appreciation						$40,331,380

DFA Five-Year Global Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
NOK	65,287,507	USD	7,349,515	Barclays Capital	02/01/22	$(8,892)
AUD	10,370,513	USD	7,368,947	Citibank, N.A.	02/01/22	(36,476)
USD	55,165,299	NOK	501,340,421	Mellon Bank	02/01/22	(1,203,086)
NOK	64,417,521	USD	7,423,157	Societe General	02/01/22	(180,351)
USD	87,329,159	CAD	112,850,756	Bank of America Corp.	02/02/22	(1,449,245)
CAD	28,768,496	USD	22,860,777	Bank of America Corp.	02/02/22	(228,930)
USD	106,560,846	CAD	136,521,350	JP Morgan	02/07/22	(838,520)
USD	112,202,271	CAD	142,637,799	HSBC Bank	02/09/22	(8,696)
USD	28,810,358	NOK	259,273,371	Mellon Bank	03/08/22	(323,504)
USD	67,333,337	CAD	85,941,585	HSBC Bank	03/09/22	(273,495)
USD	19,462,191	SGD	26,632,704	HSBC Bank	03/11/22	(248,943)
USD	7,238,682	AUD	10,263,503	Bank of America Corp.	04/26/22	(21,618)
USD	99,693,922	AUD	142,902,470	HSBC Bank	04/27/22	(1,394,636)
USD	5,854,413	AUD	8,286,655	State Street Bank and Trust	04/29/22	(7,617)
Total (Depreciation)						$(6,224,009)
Total Appreciation (Depreciation)						$34,107,371
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$8,953,826	—	$8,953,826
Bonds
Australia	—	1,297,583,760	—	1,297,583,760
Austria	—	121,865,715	—	121,865,715
Belgium	—	196,026,675	—	196,026,675
Canada	—	2,648,969,837	—	2,648,969,837
Denmark	—	171,456,047	—	171,456,047
Finland	—	340,772,845	—	340,772,845
France	—	583,419,640	—	583,419,640
Germany	—	596,496,020	—	596,496,020
Netherlands	—	414,778,974	—	414,778,974
New Zealand	—	150,944,006	—	150,944,006
Norway	—	413,712,234	—	413,712,234
Singapore	—	19,451,674	—	19,451,674
Supranational Organization Obligations	—	2,451,106,798	—	2,451,106,798
Sweden	—	390,759,288	—	390,759,288
Switzerland	—	77,389,614	—	77,389,614
United States	—	1,025,952,617	—	1,025,952,617
U.S. Treasury Obligations	—	2,165,057,776	—	2,165,057,776
Securities Lending Collateral	—	345,800,672	—	345,800,672
Forward Currency Contracts**	—	34,107,371	—	34,107,371
TOTAL	—	$13,454,605,389	—	$13,454,605,389
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA World ex U.S. Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (96.2%)
AUSTRALIA — (7.4%)
New South Wales Treasury Corp.
	2.000%, 03/20/31	AUD	20,000	$13,835,720
Queensland Treasury Corp.
Ω	3.500%, 08/21/30	AUD	53,500	41,638,103
Ω	1.750%, 08/21/31	AUD	7,000	4,717,089
Ω	1.750%, 07/20/34	AUD	7,000	4,538,845
South Australian Government Financing Authority
Ω	1.750%, 05/24/32	AUD	6,000	3,998,499
Treasury Corp. of Victoria
	4.250%, 12/20/32	AUD	10,000	8,338,488
	2.250%, 11/20/34	AUD	51,500	35,171,908
Western Australian Treasury Corp.
Ω	2.000%, 10/24/34	AUD	10,000	6,717,691
TOTAL AUSTRALIA				118,956,343
BELGIUM — (0.7%)
Kingdom of Belgium Government Bond
Ω	1.250%, 04/22/33	EUR	9,000	11,119,105
CANADA — (13.0%)
CPPIB Capital, Inc.
Ω	1.125%, 12/14/29	GBP	1,000	1,300,649
Ω	1.500%, 03/04/33	EUR	31,520	38,518,838
Province of Alberta Canada
	2.050%, 06/01/30	CAD	9,000	6,895,905
	3.500%, 06/01/31	CAD	28,000	23,923,188
	3.900%, 12/01/33	CAD	36,000	31,670,881
Province of Manitoba Canada
	6.300%, 03/05/31	CAD	5,000	5,157,613
Province of Ontario Canada
	5.850%, 03/08/33	CAD	45,000	46,337,450
	5.600%, 06/02/35	CAD	13,000	13,391,386
Province of Quebec Canada
Ω	0.000%, 10/15/29	EUR	10,000	10,809,345
Province of Saskatchewan Canada
	6.400%, 09/05/31	CAD	29,200	30,558,754
TOTAL CANADA				208,564,009
FINLAND — (5.7%)
Finland Government Bond
Ω	1.125%, 04/15/34	EUR	45,000	55,043,764
Kuntarahoitus Oyj
Ω	1.250%, 02/23/33	EUR	30,511	37,170,485
TOTAL FINLAND				92,214,249
			Face Amount^	Value†
			(000)
FRANCE — (24.3%)
Action Logement Services
Ω	0.500%, 10/30/34	EUR	25,200	$27,252,402
Agence Francaise de Developpement
Ω	1.375%, 07/05/32	EUR	13,000	15,770,641
Agence Francaise de Developpement EPIC
Ω	0.875%, 05/25/31	EUR	5,500	6,389,445
French Republic Government Bond OAT
Ω	1.250%, 05/25/34	EUR	82,000	100,037,393
Ω	4.750%, 04/25/35	EUR	46,000	79,733,437
Ω	1.250%, 05/25/36	EUR	65,000	79,306,988
SNCF Reseau
Ω	5.250%, 12/07/28	GBP	11,713	19,394,164
	5.000%, 10/10/33	EUR	11,000	18,254,935
Societe Nationale SNCF SA
Ω	0.625%, 04/17/30	EUR	26,000	29,487,415
Unedic Asseo
Ω	1.500%, 04/20/32	EUR	9,000	11,113,968
Ω	1.250%, 05/25/33	EUR	3,400	4,096,967
TOTAL FRANCE				390,837,755
GERMANY — (5.4%)
Bundesrepublik Deutschland Bundesanleihe
Ω	0.000%, 05/15/35	EUR	5,000	5,530,521
Deutsche Bahn Finance GMBH
Ω	1.625%, 08/16/33	EUR	4,773	5,822,554
Kreditanstalt fuer Wiederaufbau
	5.750%, 06/07/32	GBP	22,000	41,327,039
Ω	0.050%, 09/29/34	EUR	10,000	10,694,551
State of North Rhine-Westphalia Germany
Ω	2.375%, 05/13/33	EUR	9,000	12,227,661
Ω	1.100%, 03/13/34	EUR	10,000	11,985,642
TOTAL GERMANY				87,587,968
NETHERLANDS — (1.6%)
BNG Bank NV
Ω	3.300%, 04/26/29	AUD	25,000	18,761,702
Nederlandse Waterschapsbank NV
Ω	0.500%, 04/29/30	EUR	6,500	7,398,687
TOTAL NETHERLANDS				26,160,389
NEW ZEALAND — (3.6%)
New Zealand Government Bond
Ω	3.500%, 04/14/33	NZD	82,000	58,397,261

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
NORWAY — (3.7%)
Equinor ASA
Ω	6.875%, 03/11/31	GBP	19,124	$35,769,635
Norway Government Bond
Ω	1.750%, 09/06/29	NOK	219,224	24,294,081
TOTAL NORWAY				60,063,716
SINGAPORE — (3.7%)
Singapore Government Bond
	2.875%, 09/01/30	SGD	9,000	7,244,148
	3.375%, 09/01/33	SGD	62,000	52,831,715
TOTAL SINGAPORE				60,075,863
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (13.6%)
Asian Development Bank
	2.350%, 06/21/27	JPY	1,830,000	17,957,835
EUROFIMA
Ω	3.350%, 05/21/29	AUD	15,000	11,225,940
Ω	0.150%, 10/10/34	EUR	30,000	31,627,374
European Financial Stability Facility
Ω	1.250%, 05/24/33	EUR	30,000	36,824,320
European Investment Bank
Ω	1.900%, 01/26/26	JPY	2,297,800	21,502,556
	2.150%, 01/18/27	JPY	517,100	4,959,696
Ω	1.375%, 05/12/28	SEK	110,000	12,023,765
	5.625%, 06/07/32	GBP	5,800	10,792,579
European Stability Mechanism
Ω	1.200%, 05/23/33	EUR	38,500	46,883,049
European Union
Ω	1.250%, 04/04/33	EUR	10,000	12,287,581
International Bank for Reconstruction & Development
	1.200%, 08/08/34	EUR	10,000	12,157,081
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				218,241,776
			Face Amount^	Value†
			(000)
SWEDEN — (0.9%)
Sweden Government Bond
Ω	2.250%, 06/01/32	SEK	115,000	$14,605,577
UNITED KINGDOM — (12.6%)
Network Rail Infrastructure Finance PLC
Ω	4.375%, 12/09/30	GBP	16,700	27,731,725
United Kingdom Gilt
Ω	0.250%, 07/31/31	GBP	3,000	3,653,258
Ω	4.250%, 06/07/32	GBP	18,650	32,110,758
Ω	4.500%, 09/07/34	GBP	17,000	30,971,757
Ω	0.625%, 07/31/35	GBP	90,000	108,484,164
TOTAL UNITED KINGDOM				202,951,662
TOTAL BONDS				1,549,775,673
U.S. TREASURY OBLIGATIONS — (3.8%)
U.S. Treasury Notes
	1.375%, 11/15/31		64,000	61,670,000
TOTAL INVESTMENT SECURITIES (Cost $1,668,771,872)				1,611,445,673
TOTAL INVESTMENTS — (100.0%)
(Cost $1,668,771,872)^^				$1,611,445,673

As of January 31, 2022, DFA World ex U.S. Government Fixed Income Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	121,770,536	EUR	107,551,107	Bank of America Corp.	02/04/22	$937,414
USD	117,284,850	GBP	86,914,370	HSBC Bank	02/07/22	397,423
USD	62,331,651	NZD	91,710,615	HSBC Bank	02/08/22	1,990,318
USD	79,038,090	AUD	108,990,274	State Street Bank and Trust	02/09/22	1,974,766
USD	24,918,435	NOK	221,192,621	UBS AG	02/11/22	52,168
USD	50,799,350	CAD	63,554,412	JP Morgan	02/22/22	802,265

DFA World ex U.S. Government Fixed Income Portfolio
CONTINUED
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	91,424,302	GBP	67,127,823	Bank of America Corp.	02/23/22	$1,156,458
USD	30,878,240	SGD	41,685,006	HSBC Bank	03/29/22	27,939
SGD	971,690	USD	718,857	Citibank, N.A.	03/30/22	271
USD	29,715,336	SGD	40,125,807	HSBC Bank	03/30/22	19,033
USD	111,152,414	EUR	98,031,609	State Street Bank and Trust	04/05/22	858,596
USD	96,591,444	EUR	85,197,640	Bank of America Corp.	04/08/22	728,766
USD	76,960,235	AUD	106,641,127	Mellon Bank	04/11/22	1,531,867
USD	120,090,375	EUR	105,484,616	State Street Bank and Trust	04/11/22	1,391,099
USD	107,280,660	EUR	94,095,071	HSBC Bank	04/14/22	1,388,753
USD	27,873,155	SEK	252,618,970	UBS AG	04/14/22	758,994
USD	116,067,211	EUR	102,068,622	Morgan Stanley and Co. International	04/19/22	1,185,803
USD	62,884,813	EUR	55,346,454	Morgan Stanley and Co. International	04/20/22	588,890
Total Appreciation						$15,790,823
USD	114,440,776	GBP	85,835,290	HSBC Bank	02/04/22	$(997,613)
GBP	2,491,120	USD	3,385,676	Barclays Capital	02/07/22	(35,475)
NZD	1,094,759	USD	739,051	Bank of America Corp.	02/08/22	(18,751)
USD	68,011,480	CAD	86,876,769	HSBC Bank	02/08/22	(333,162)
NZD	926,103	USD	629,093	State Street Bank and Trust	02/08/22	(19,760)
AUD	4,544,281	USD	3,286,877	Bank of America Corp.	02/09/22	(73,770)
USD	42,351,652	CAD	54,067,339	State Street Bank and Trust	02/11/22	(182,268)
NOK	2,520,659	USD	287,847	State Street Bank and Trust	02/11/22	(4,476)
USD	44,627,408	JPY	5,146,465,280	State Street Bank and Trust	04/11/22	(128,132)
Total (Depreciation)						$(1,793,407)
Total Appreciation (Depreciation)						$13,997,416
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$118,956,343	—	$118,956,343
Belgium	—	11,119,105	—	11,119,105
Canada	—	208,564,009	—	208,564,009
Finland	—	92,214,249	—	92,214,249
France	—	390,837,755	—	390,837,755
Germany	—	87,587,968	—	87,587,968
Netherlands	—	26,160,389	—	26,160,389
New Zealand	—	58,397,261	—	58,397,261
Norway	—	60,063,716	—	60,063,716
Singapore	—	60,075,863	—	60,075,863
Supranational Organization Obligations	—	218,241,776	—	218,241,776
Sweden	—	14,605,577	—	14,605,577
United Kingdom	—	202,951,662	—	202,951,662
U.S. Treasury Obligations	—	61,670,000	—	61,670,000
Forward Currency Contracts**	—	13,997,416	—	13,997,416
TOTAL	—	$1,625,443,089	—	$1,625,443,089
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate Government Fixed Income Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
AGENCY OBLIGATIONS — (20.4%)
Federal Home Loan Bank
4.375%, 03/13/26	6,080	$6,750,108
5.750%, 06/12/26	16,080	18,827,809
1.875%, 09/11/26	2,500	2,527,516
3.000%, 09/11/26	62,930	66,634,327
2.125%, 12/11/26	30,250	30,984,206
2.500%, 12/10/27	97,640	101,508,257
3.000%, 03/10/28	51,070	54,510,448
3.250%, 06/09/28	202,360	219,614,840
3.250%, 11/16/28	265,180	289,489,334
2.125%, 09/14/29	11,305	11,491,392
2.125%, 12/14/29	28,270	28,782,484
5.500%, 07/15/36	12,165	17,062,536
Tennessee Valley Authority
2.875%, 02/01/27	170,019	179,503,753
7.125%, 05/01/30	120,440	168,945,023
1.500%, 09/15/31	30,000	28,840,798
4.650%, 06/15/35	2,635	3,288,233
TOTAL AGENCY OBLIGATIONS		1,228,761,064
U.S. TREASURY OBLIGATIONS — (79.5%)
U.S. Treasury Bonds
6.750%, 08/15/26	8,183	10,024,250
6.500%, 11/15/26	15,000	18,382,617
6.625%, 02/15/27	5,000	6,208,789
6.125%, 11/15/27	20,000	24,923,438
5.500%, 08/15/28	5,000	6,164,063
5.250%, 11/15/28	69,132	84,743,532
5.250%, 02/15/29	10,000	12,330,859
6.125%, 08/15/29	6,278	8,236,687
6.250%, 05/15/30	94,039	126,820,947
5.375%, 02/15/31	182,250	237,836,250
4.500%, 02/15/36	239,750	319,579,258
U.S. Treasury Notes
1.625%, 02/15/26	9,000	9,028,828
2.250%, 03/31/26	8,000	8,221,562
2.375%, 04/30/26	13,000	13,428,086
1.625%, 05/15/26	83,000	83,181,562
2.125%, 05/31/26	25,000	25,573,242
1.875%, 06/30/26	40,000	40,514,062
1.875%, 07/31/26	45,000	45,574,805
1.500%, 08/15/26	95,000	94,610,352
1.375%, 08/31/26	11,000	10,895,156
1.625%, 09/30/26	19,000	19,026,719
1.625%, 10/31/26	31,000	31,048,438
2.000%, 11/15/26	122,550	124,809,516
1.500%, 01/31/27	5,000	4,973,828
	Face Amount	Value†
	(000)

2.250%, 02/15/27	51,500	$53,077,188
1.125%, 02/28/27	23,500	22,935,449
0.625%, 03/31/27	5,000	4,753,320
0.500%, 04/30/27	5,000	4,716,992
2.375%, 05/15/27	86,000	89,208,203
0.500%, 05/31/27	5,000	4,708,398
0.500%, 06/30/27	5,000	4,702,734
0.375%, 07/31/27	3,000	2,799,844
2.250%, 08/15/27	125,400	129,304,054
0.500%, 08/31/27	5,000	4,688,281
0.375%, 09/30/27	5,000	4,649,609
0.500%, 10/31/27	7,000	6,544,727
2.250%, 11/15/27	5,000	5,154,102
0.625%, 11/30/27	5,000	4,702,734
2.750%, 02/15/28	28,750	30,475,000
1.125%, 02/29/28	5,000	4,831,641
1.250%, 03/31/28	5,000	4,861,914
1.250%, 04/30/28	67,000	65,097,305
2.875%, 05/15/28	136,000	145,397,812
2.875%, 08/15/28	10,750	11,507,539
3.125%, 11/15/28	21,000	22,860,469
2.625%, 02/15/29	130,000	137,601,953
2.375%, 05/15/29	286,000	298,300,234
1.625%, 08/15/29	217,500	215,851,759
1.500%, 02/15/30	389,000	381,858,201
0.625%, 05/15/30	461,500	421,461,271
0.625%, 08/15/30	341,750	311,232,791
0.875%, 11/15/30	320,000	297,087,501
1.125%, 02/15/31	287,000	271,809,179
1.625%, 05/15/31	137,000	135,351,719
1.250%, 08/15/31	344,500	328,728,359
1.375%, 11/15/31	11,500	11,081,328
TOTAL U.S. TREASURY OBLIGATIONS		4,803,478,456
TOTAL INVESTMENT SECURITIES (Cost $6,130,435,051)		6,032,239,520

	Shares
TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 0.025%	8,506,191	8,506,191
TOTAL INVESTMENTS — (100.0%)
(Cost $6,138,941,242)^^		$6,040,745,711

DFA Intermediate Government Fixed Income Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,228,761,064	—	$1,228,761,064
U.S. Treasury Obligations	—	4,803,478,456	—	4,803,478,456
Temporary Cash Investments	$8,506,191	—	—	8,506,191
TOTAL	$8,506,191	$6,032,239,520	—	$6,040,745,711

DFA Short-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (96.3%)
3M Co.
	0.375%, 02/15/22	EUR	2,200	$2,472,194
7-Eleven, Inc.
Ω	0.950%, 02/10/26		9,000	8,556,815
AbbVie, Inc.
#	3.200%, 05/14/26		2,200	2,275,465
Activision Blizzard, Inc.
	3.400%, 09/15/26		5,000	5,269,301
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24		4,000	4,054,561
	6.500%, 07/15/25		7,102	7,957,911
	1.750%, 01/30/26		16,100	15,473,125
#	4.450%, 04/03/26		410	436,078
Aetna, Inc.
	3.500%, 11/15/24		1,236	1,284,407
African Development Bank
	0.875%, 03/23/26		85,000	82,286,298
#	0.875%, 07/22/26		126,800	122,537,238
Agence Francaise de Developpement EPIC
Ω	0.625%, 01/22/26		15,200	14,568,361
Aircastle Ltd.
Ω	5.250%, 08/11/25		5,660	6,118,330
	4.250%, 06/15/26		24,400	25,614,718
Aker BP ASA
Ω	2.875%, 01/15/26		5,700	5,819,910
Albemarle Corp.
	4.150%, 12/01/24		3,455	3,653,732
Altria Group, Inc.
	1.000%, 02/15/23	EUR	15,875	17,993,147
Amazon.com, Inc.
	1.000%, 05/12/26		74,137	71,933,813
Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,129	2,241,941
American Campus Communities Operating Partnership LP
	3.300%, 07/15/26		2,196	2,288,807
American Electric Power Co., Inc.
	1.000%, 11/01/25		1,582	1,523,859
American Express Co.
	2.500%, 08/01/22		1,220	1,229,516
	2.650%, 12/02/22		12,256	12,437,073
American International Group, Inc.
	4.125%, 02/15/24		12,338	12,945,894
	3.750%, 07/10/25		7,821	8,263,529
American Tower Corp.
	1.600%, 04/15/26		4,200	4,065,631
			Face Amount^	Value†
			(000)
	3.375%, 10/15/26		11,000	$11,438,484
	Ameriprise Financial, Inc.
	2.875%, 09/15/26		3,000	3,095,398
	AmerisourceBergen Corp.
	3.400%, 05/15/24		4,200	4,350,210
	Amgen, Inc.
#	2.600%, 08/19/26		17,000	17,356,245
	Anthem, Inc.
#	1.500%, 03/15/26		40,400	39,531,175
	ANZ New Zealand International Ltd.
Ω	0.400%, 03/01/22	EUR	9,750	10,960,848
	Apple, Inc.
	1.125%, 05/11/25		5,000	4,905,570
#	0.700%, 02/08/26		27,000	25,925,004
	Ares Capital Corp.
	3.250%, 07/15/25		14,376	14,642,322
	3.875%, 01/15/26		28,404	29,271,652
#	2.150%, 07/15/26		5,000	4,820,958
	Arizona Public Service Co.
	3.150%, 05/15/25		3,000	3,092,385
	Arrow Electronics, Inc.
	3.250%, 09/08/24		1,000	1,028,471
	Asian Development Bank
	1.625%, 01/28/25	NZD	500	318,415
	0.500%, 02/04/26		17,703	16,916,069
	1.000%, 04/14/26		55,700	54,217,935
	Asian Development Bank, Floating Rate Note, FEDL01 + 0.250%, FRN
(r)	0.330%, 05/28/24		59,250	59,420,389
	Asian Development Bank, Floating Rate Note, SONIO/N + 0.290%, FRN
(r)	0.480%, 03/19/24	GBP	6,450	8,713,360
	Asian Infrastructure Investment Bank
#	0.500%, 01/27/26		38,000	36,290,246
Ω	1.000%, 05/06/26	AUD	800	544,970
	Assurant, Inc.
	4.200%, 09/27/23		6,000	6,231,993
	AstraZeneca PLC
	3.375%, 11/16/25		10,000	10,521,815
#	0.700%, 04/08/26		20,063	19,067,490
	AT&T, Inc.
	4.000%, 11/25/25	CAD	1,000	824,403
	4.125%, 02/17/26		8,000	8,570,317
	Australia & New Zealand Banking Group Ltd.
Ω	3.300%, 03/07/22	AUD	17,166	12,172,014

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Australia & New Zealand Banking Group Ltd., 3M Swap + 0.760%, FRN
(r)	0.825%, 01/16/25	AUD	28,500	$20,314,655
Australia & New Zealand Banking Group Ltd., Floating Rate Note, 3M Swap + 0.770%, FRN
(r)Ω	0.836%, 01/18/23	AUD	3,000	2,132,329
(r)Ω	0.815%, 08/29/24	AUD	10,000	7,133,792
Australia Government Bond
Ω	0.250%, 11/21/25	AUD	37,100	25,079,743
Ω	4.250%, 04/21/26	AUD	17,300	13,613,996
AutoZone, Inc.
	2.875%, 01/15/23		12,501	12,663,384
Avnet, Inc.
	4.875%, 12/01/22		4,291	4,416,709
Banco Santander SA
	3.848%, 04/12/23		25,400	26,074,237
Bank of America Corp.
	3.228%, 06/22/22	CAD	7,130	5,658,230
	3.300%, 01/11/23		563	575,140
	3.500%, 04/19/26		34,335	36,225,409
Bank of Montreal
	2.270%, 07/11/22	CAD	50,000	39,591,315
	2.890%, 06/20/23	CAD	12,900	10,331,062
	2.280%, 07/29/24	CAD	8,750	6,903,975
Bank of Montreal, Floating Rate Note, 3M Swap + 0.920%, FRN
(r)Ω	0.989%, 10/06/22	AUD	8,500	6,039,184
Bank of Montreal, Floating Rate Note, 3M Swap + 0.990%, FRN
(r)Ω	1.048%, 09/07/23	AUD	9,000	6,436,208
Bank of New Zealand
Ω	1.000%, 03/03/26		3,000	2,867,742
Bank of Nova Scotia
	2.700%, 03/07/22		3,305	3,312,755
#	3.400%, 02/11/24		2,801	2,900,540
	1.050%, 03/02/26		20,000	19,186,812
	2.700%, 08/03/26		4,000	4,093,350
	1.300%, 09/15/26		19,675	18,919,903
Barclays PLC
Ω	1.500%, 04/01/22	EUR	1,764	1,987,751
	3.650%, 03/16/25		12,419	12,909,653
	4.375%, 01/12/26		7,380	7,882,068
BAT International Finance PLC
Ω	2.375%, 01/19/23	EUR	12,041	13,835,621
	7.250%, 03/12/24	GBP	2,443	3,616,396
Ω	3.950%, 06/15/25		1,900	2,000,457
#	1.668%, 03/25/26		15,948	15,360,971
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25		13,000	13,861,320
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		1,000	1,032,041
			Face Amount^	Value†
			(000)
Beam Suntory, Inc.
	3.250%, 06/15/23		10,000	$10,191,824
BMW U.S. Capital LLC
Ω	0.625%, 04/20/22	EUR	2,000	2,252,091
Ω	2.800%, 04/11/26		3,190	3,287,378
BNG Bank NV
Ω	3.250%, 07/15/25	AUD	2,200	1,635,178
BNG Bank NV, ,
Ω	0.875%, 05/18/26		110,312	106,407,892
Boardwalk Pipelines LP
	5.950%, 06/01/26		2,260	2,541,122
Boeing Co.
#	2.200%, 10/30/22		3,900	3,931,833
	2.800%, 03/01/23		4,000	4,053,385
	2.600%, 10/30/25		9,866	9,922,669
	3.100%, 05/01/26		4,800	4,875,976
	2.250%, 06/15/26		307	303,088
Booking Holdings, Inc.
	0.800%, 03/10/22	EUR	7,866	8,845,721
	3.650%, 03/15/25		5,000	5,250,978
BP Capital Markets PLC
	2.500%, 11/06/22		2,000	2,024,272
BPCE SA
Ω	1.125%, 01/18/23	EUR	1,600	1,822,201
Ω	2.375%, 01/14/25		14,627	14,641,900
Ω	1.000%, 01/20/26		17,000	16,212,516
#Ω	1.000%, 01/20/26		3,000	2,861,032
Bristol-Myers Squibb Co.
	3.200%, 06/15/26		9,858	10,306,687
British Telecommunications PLC
Ω	0.500%, 06/23/22	EUR	1,600	1,799,444
Ω	1.125%, 03/10/23	EUR	8,776	9,978,124
Broadcom, Inc.
	4.700%, 04/15/25		32,760	35,185,586
	4.250%, 04/15/26		7,000	7,478,562
Brown & Brown, Inc.
	4.200%, 09/15/24		4,094	4,313,676
Bunge Ltd. Finance Corp.
	4.350%, 03/15/24		36,460	38,277,645
	1.630%, 08/17/25		800	784,723
Caisse d'Amortissement de la Dette Sociale, ,
Ω	0.625%, 02/18/26		79,100	75,815,374
Campbell Soup Co.
#	3.950%, 03/15/25		7,000	7,385,158
Canada Government International Bond
	0.750%, 05/19/26		145,300	139,607,546
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.035%, FRN
(r)Ω	0.468%, 09/15/25	CAD	10,000	7,915,541
Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.040%, FRN
(r)Ω	0.463%, 03/15/25	CAD	53,000	41,944,571

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Canada Housing Trust No 1, Floating Rate Note, 3M CDOR - 0.050%, FRN
(r)Ω	0.453%, 03/15/24	CAD	25,000	$19,751,033
	Canadian Imperial Bank of Commerce
	2.040%, 03/21/22	CAD	5,000	3,941,942
	2.300%, 07/11/22	CAD	60,000	47,515,714
Ω	0.750%, 03/22/23	EUR	2,000	2,272,547
	2.970%, 07/11/23	CAD	21,500	17,244,483
	3.290%, 01/15/24	CAD	20,000	16,115,329
	1.250%, 06/22/26		6,718	6,433,359
	Canadian Natural Resources Ltd.
	2.950%, 01/15/23		5,215	5,292,851
	3.900%, 02/01/25		3,389	3,546,813
	2.050%, 07/15/25		9,609	9,551,236
	Capital One Financial Corp.
	3.750%, 04/24/24		1,959	2,039,940
	3.200%, 02/05/25		17,612	18,163,034
	Cardinal Health, Inc.
	3.079%, 06/15/24		6,000	6,153,848
	Cargill, Inc.
Ω	0.750%, 02/02/26		3,200	3,060,556
	Carrier Global Corp.
	2.242%, 02/15/25		4,000	4,034,172
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		13,001	12,489,752
	Charles Schwab Corp.
	0.900%, 03/11/26		11,064	10,633,057
	1.150%, 05/13/26		4,500	4,359,582
	Chevron Corp.
	3.326%, 11/17/25		4,000	4,209,867
	2.954%, 05/16/26		4,000	4,155,350
	Church & Dwight Co., Inc.
#	2.875%, 10/01/22		7,000	7,089,292
	Cigna Corp.
#	3.250%, 04/15/25		1,260	1,308,143
	1.250%, 03/15/26		31,845	30,735,483
	Citigroup, Inc.
	3.400%, 05/01/26		36,850	38,703,188
	3.200%, 10/21/26		9,000	9,328,155
	Citizens Bank NA
	2.650%, 05/26/22		8,635	8,677,682
	Citrix Systems, Inc.
	1.250%, 03/01/26		2,000	1,965,479
	CNA Financial Corp.
	3.950%, 05/15/24		11,000	11,469,919
	CNH Industrial Capital LLC
	4.375%, 04/05/22		200	201,231
	1.950%, 07/02/23		4,000	4,017,675
	4.200%, 01/15/24		2,570	2,682,281
	Comcast Cable Communications Holdings, Inc.
	9.455%, 11/15/22		6,000	6,399,240
	Comcast Corp.
	3.150%, 03/01/26		5,000	5,215,249
			Face Amount^	Value†
			(000)
Comerica, Inc.
#	3.700%, 07/31/23		3,000	$3,094,700
Commonwealth Bank of Australia
	3.250%, 03/31/22	AUD	3,200	2,273,481
Commonwealth Bank of Australia, Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.975%, 08/16/23	AUD	13,000	9,283,376
Conagra Brands, Inc.
	4.300%, 05/01/24		1,409	1,482,885
Constellation Brands, Inc.
	3.200%, 02/15/23		5,191	5,279,068
Cooperatieve Rabobank UA
Ω	4.750%, 06/06/22	EUR	3,000	3,430,647
Cooperatieve Rabobank UA, Floating Rate Note, SOFR + 0.300%, FRN
(r)	0.350%, 01/12/24		3,925	3,931,164
Corporate Office Properties LP
#	2.250%, 03/15/26		8,645	8,610,232
Cox Communications, Inc.
Ω	3.850%, 02/01/25		2,000	2,092,541
CREDIT AGRICOLE LONDON SR UNSECURED REGS 01/27 4.125
#	4.125%, 01/10/27		750	806,750
Credit Suisse Group AG
	3.750%, 03/26/25		8,857	9,216,544
	4.550%, 04/17/26		25,143	27,081,667
Credit Suisse Group Funding Guernsey Ltd.
Ω	1.250%, 04/14/22	EUR	10,220	11,518,496
Crown Castle International Corp.
	1.050%, 07/15/26		8,500	8,021,164
CVS Health Corp.
	3.875%, 07/20/25		1,000	1,057,931
Daimler Finance North America LLC
Ω	2.700%, 06/14/24		3,000	3,067,036
Ω	3.300%, 05/19/25		200	208,220
#Ω	1.450%, 03/02/26		43,727	42,582,332
Daimler International Finance BV
Ω	2.000%, 09/04/23	GBP	2,000	2,702,936
Danske Bank AS
Ω	0.875%, 05/22/23	EUR	1,500	1,703,806
Ω	5.375%, 01/12/24		2,000	2,126,913
Dexia Credit Local SA
Ω	0.250%, 06/02/22	EUR	8,000	9,010,485
Ω	1.125%, 04/09/26		23,700	23,052,807
Discover Financial Services
	4.500%, 01/30/26		403	434,250

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
Discovery Communications LLC
	3.450%, 03/15/25		1,200	$1,240,076
Dollar General Corp.
	3.250%, 04/15/23		8,009	8,156,015
Duke Energy Corp.
	2.650%, 09/01/26		5,800	5,911,194
DXC Technology Co.
	1.800%, 09/15/26		1,139	1,101,853
Eaton Corp.
#	2.750%, 11/02/22		1,285	1,302,090
Edison International
	2.400%, 09/15/22		2,600	2,617,770
	2.950%, 03/15/23		2,000	2,020,809
	4.950%, 04/15/25		39,815	42,864,736
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	9,500	7,588,341
Enbridge, Inc.
	3.190%, 12/05/22	CAD	5,000	3,986,587
#	2.500%, 01/15/25		6,000	6,078,065
Enel Finance International NV
Ω	5.000%, 09/14/22	EUR	2,000	2,321,327
Energy Transfer L.P.
	4.050%, 03/15/25		1,100	1,150,766
Energy Transfer LP
	4.750%, 01/15/26		3,000	3,221,969
Enterprise Products Operating LLC
	3.700%, 02/15/26		1,071	1,129,743
Equifax, Inc.
#	3.950%, 06/15/23		10,000	10,304,059
Equinor ASA
	1.750%, 01/22/26		10,100	9,995,421
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		15,000	15,708,465
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.190%, FRN
(r)	0.240%, 04/14/26		142,000	142,120,481
European Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.280%, FRN
(r)	0.330%, 10/15/24		52,556	52,786,195
European Investment Bank
Ω	0.500%, 07/19/22	SEK	40,000	4,299,654
	0.375%, 03/26/26		104,489	99,466,880
European Investment Bank, Floating Rate Note, SOFR + 0.280%, FRN
(r)Ω	0.330%, 03/05/24		93,500	93,845,950
			Face Amount^	Value†
			(000)
European Investment Bank, Floating Rate Note, SONIO/N + 0.350%, FRN
(r)Ω	0.545%, 06/29/23	GBP	1,653	$2,232,456
Exelon Corp.
#	3.950%, 06/15/25		3,300	3,487,240
Exelon Generation Co. LLC
	3.250%, 06/01/25		14,000	14,487,987
Expedia Group, Inc.
#	5.000%, 02/15/26		19,000	20,831,129
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		27,262	29,945,032
Fidelity National Information Services, Inc.
	1.150%, 03/01/26		32,700	31,291,738
Fiserv, Inc.
	3.200%, 07/01/26		11,250	11,659,065
Flex Ltd.
	4.750%, 06/15/25		2,050	2,206,163
#	3.750%, 02/01/26		13,620	14,287,845
GATX Corp.
	4.750%, 06/15/22		12,125	12,302,834
General Motors Co.
	6.125%, 10/01/25		3,000	3,382,227
General Motors Financial Co., Inc.
	3.550%, 07/08/22		1,150	1,163,472
	3.250%, 01/05/23		1,300	1,322,353
#	2.750%, 06/20/25		24,253	24,559,399
#	1.250%, 01/08/26		3,800	3,633,210
	5.250%, 03/01/26		11,892	13,077,086
Georgia Power Co.
	3.250%, 04/01/26		3,300	3,416,708
Gilead Sciences, Inc.
	3.650%, 03/01/26		20,418	21,572,961
GlaxoSmithKline Capital, Inc.
#	2.800%, 03/18/23		5,700	5,807,661
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,145	2,234,748
#Ω	4.625%, 04/29/24		16,455	17,387,983
Ω	1.625%, 09/01/25		6,626	6,487,001
Ω	1.625%, 04/27/26		20,600	19,967,481
Global Payments, Inc.
	3.750%, 06/01/23		1,000	1,022,869
	2.650%, 02/15/25		10,500	10,607,627
	1.200%, 03/01/26		15,648	14,904,684
Goldman Sachs Group, Inc.
Ω	3.250%, 02/01/23	EUR	12,360	14,358,632
#	3.500%, 01/23/25		10,000	10,399,746
Halliburton Co.
#	3.500%, 08/01/23		2,800	2,869,373
Harley-Davidson Financial Services, Inc.
Ω	2.550%, 06/09/22		11,012	11,050,718
Ω	3.350%, 02/15/23		500	508,857

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		17,587	$18,374,647
#	4.900%, 10/15/25		500	540,500
	Honda Canada Finance, Inc.
	2.268%, 07/15/22	CAD	20,000	15,825,984
	HP, Inc.
#	2.200%, 06/17/25		19,000	19,036,626
	HSBC Holdings PLC
Ω	3.196%, 12/05/23	CAD	16,000	12,846,194
	4.300%, 03/08/26		9,000	9,650,185
	Humana, Inc.
	3.850%, 10/01/24		17,000	17,763,729
	Hyatt Hotels Corp.
	4.850%, 03/15/26		1,800	1,938,542
	ING Groep NV
#Ω	4.625%, 01/06/26		7,000	7,649,506
	Inter-American Development Bank
	0.875%, 04/20/26		168,323	162,758,176
	4.250%, 06/11/26	AUD	41,200	31,999,947
	Inter-American Development Bank, Floating Rate Note, SOFR + 0.250%, FRN
(r)	0.300%, 02/04/25		5,000	5,016,700
	International Bank for Reconstruction & Development
	0.500%, 05/18/26	AUD	7,540	5,025,806
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.300%, FRN
(r)	0.350%, 08/06/24		69,900	70,238,316
	International Bank for Reconstruction & Development, Floating Rate Note, SOFR + 0.310%, FRN
(r)	0.359%, 09/18/25		119,400	120,099,684
	International Bank for Reconstruction & Development, Floating Rate Note, SONIO/N + 0.270%, FRN
(r)	0.403%, 05/15/24	GBP	4,182	5,647,429
	International Business Machines Corp.
	3.300%, 05/15/26		37,500	39,189,333
	International Finance Corp.
Ω	3.200%, 07/22/26	AUD	5,500	4,105,657
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		1,000	1,051,922
			Face Amount^	Value†
			(000)
Intesa Sanpaolo SpA
Ω	0.875%, 06/27/22	EUR	3,000	$3,386,738
#Ω	3.125%, 07/14/22		1,025	1,034,909
J M Smucker Co.
	3.500%, 03/15/25		1,000	1,048,318
Jabil, Inc.
	1.700%, 04/15/26		15,609	15,236,736
Japan Bank for International Cooperation
	1.750%, 10/17/24		1,000	1,006,795
JPMorgan Chase & Co.
	3.300%, 04/01/26		43,790	45,735,789
Juniper Networks, Inc.
#	1.200%, 12/10/25		12,000	11,637,431
Kellogg Co.
	0.800%, 11/17/22	EUR	6,000	6,798,605
	3.250%, 04/01/26		3,888	4,045,591
Kinder Morgan, Inc.
	4.300%, 06/01/25		9,000	9,584,924
Kinross Gold Corp.
#	5.950%, 03/15/24		3,715	3,985,002
Kommunalbanken AS
	4.250%, 07/16/25	AUD	190	145,664
Ω	0.500%, 01/13/26		29,000	27,721,458
Kommuninvest I Sverige AB
Ω	0.250%, 06/01/22	SEK	839,890	90,148,840
Ω	0.750%, 02/22/23	SEK	97,500	10,539,322
Kreditanstalt fuer Wiederaufbau
	1.250%, 08/28/23	NOK	755,000	84,427,743
Ω	1.625%, 04/03/24	NOK	122,000	13,656,373
	0.625%, 01/22/26		40,800	39,194,005
	3.200%, 09/11/26	AUD	1,200	896,686
Kuntarahoitus Oyj
Ω	0.625%, 03/20/26		3,000	2,868,990
Laboratory Corp. of America Holdings
#	1.550%, 06/01/26		10,800	10,471,314
Landwirtschaftliche Rentenbank
	0.875%, 03/30/26		10,000	9,672,043
Ω	4.750%, 05/06/26	AUD	14,100	11,140,303
Lazard Group LLC
	3.750%, 02/13/25		2,000	2,094,115
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		15,100	15,339,164
Lloyds Banking Group PLC
	4.450%, 05/08/25		3,600	3,846,880
Lowe's Cos., Inc.
	2.500%, 04/15/26		4,600	4,697,178
LSEGA Financing PLC
Ω	1.375%, 04/06/26		2,500	2,406,439
LyondellBasell Industries NV
	5.750%, 04/15/24		2,424	2,607,529
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26		2,632	2,809,130
Marathon Petroleum Corp.
	4.700%, 05/01/25		12,646	13,598,658

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	5.125%, 12/15/26		568	$635,504
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24		2,165	2,250,455
McDonald's Corp.
#	3.700%, 01/30/26		22,822	24,189,070
McKesson Corp.
#	0.900%, 12/03/25		15,057	14,338,214
Merck & Co., Inc.
#	0.750%, 02/24/26		8,100	7,782,018
Mitsubishi UFJ Financial Group, Inc.
Ω	0.680%, 01/26/23	EUR	15,142	17,169,354
	2.193%, 02/25/25		3,000	3,013,149
	1.412%, 07/17/25		1,000	976,349
	2.757%, 09/13/26		5,000	5,079,277
Morgan Stanley
	1.000%, 12/02/22	EUR	600	681,880
	3.000%, 02/07/24	CAD	8,500	6,803,410
	3.875%, 01/27/26		12,375	13,131,184
	3.125%, 07/27/26		21,000	21,730,729
MPLX LP
#	4.875%, 12/01/24		6,290	6,728,958
	4.000%, 02/15/25		1,000	1,051,305
	1.750%, 03/01/26		12,600	12,283,514
Mylan, Inc.
Ω	3.125%, 01/15/23		5,125	5,207,480
	4.200%, 11/29/23		663	688,145
National Australia Bank Ltd.
	2.500%, 05/22/22		30,800	30,990,457
	3.375%, 01/14/26		7,400	7,815,203
National Australia Bank Ltd., 3M Swap + 0.770%, FRN
(r)	0.845%, 01/21/25	AUD	3,000	2,140,235
National Australia Bank Ltd., 3M Swap + 0.920%, FRN
(r)	0.985%, 06/19/24	AUD	13,000	9,300,408
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	0.992%, 09/26/23	AUD	16,000	11,429,538
National Australia Bank Ltd., Floating Rate Note, 3M Swap + 1.040%, FRN
(r)Ω	1.089%, 02/26/24	AUD	11,000	7,884,713
National Bank of Canada
	2.100%, 02/01/23		1,120	1,131,642
National Rural Utilities Cooperative Finance Corp.
#	1.000%, 06/15/26		6,000	5,751,277
National Securities Clearing Corp.
Ω	0.750%, 12/07/25		4,000	3,831,604
Nationwide Building Society
Ω	3.900%, 07/21/25		6,918	7,303,155
Ω	1.500%, 10/13/26		20,000	19,291,196
#	1.500%, 10/13/26		1,500	1,446,840
Natwest Group PLC
	4.800%, 04/05/26		10,700	11,651,940
			Face Amount^	Value†
			(000)
Natwest Markets PLC
Ω	3.625%, 09/29/22		200	$203,745
Nestle Holdings, Inc.
Ω	0.625%, 01/15/26		1,399	1,337,370
NetApp, Inc.
	1.875%, 06/22/25		5,000	4,938,270
New South Wales Treasury Corp.
Ω	4.000%, 05/20/26	AUD	24,000	18,565,027
New Zealand Government Bond
Ω	5.500%, 04/15/23	NZD	9,500	6,526,356
	0.500%, 05/15/26	NZD	6,500	3,941,332
Nissan Motor Acceptance Corp.
#Ω	2.000%, 03/09/26		24,209	23,400,956
Nissan Motor Co. Ltd.
#Ω	3.522%, 09/17/25		3,557	3,670,276
Nomura Holdings, Inc.
	2.648%, 01/16/25		11,228	11,371,969
	1.851%, 07/16/25		15,555	15,332,579
#	1.653%, 07/14/26		17,657	16,978,119
Nordic Investment Bank
	1.875%, 04/10/24	NOK	489,000	54,997,380
#	0.500%, 01/21/26		3,000	2,872,300
Norway Government Bond
Ω	2.000%, 05/24/23	NOK	520,000	58,959,370
Ω	3.000%, 03/14/24	NOK	1,088,000	125,699,549
NRW Bank
	1.050%, 03/31/26	AUD	5,600	3,809,376
NTT Finance Corp.
Ω	1.162%, 04/03/26		25,550	24,585,359
	1.162%, 04/03/26		5,000	4,811,225
Oesterreichische Kontrollbank AG
	0.500%, 02/02/26		3,600	3,439,014
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		4,000	4,180,688
Oracle Corp.
	3.400%, 07/08/24		5,000	5,151,505
	1.650%, 03/25/26		36,500	35,295,001
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	2,000	1,589,726
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.250%, 01/17/23		9,025	9,282,163
Ω	4.125%, 08/01/23		2,707	2,800,384
Ω	4.450%, 01/29/26		3,072	3,311,390
Ω	1.700%, 06/15/26		31,500	30,644,608
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		6,632	6,750,563
Pfizer, Inc.
	0.250%, 03/06/22	EUR	14,700	16,517,197

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
	Philip Morris International, Inc.
#	2.750%, 02/25/26		2,117	$2,168,019
	0.875%, 05/01/26		2,974	2,821,769
	Phillips 66
	3.850%, 04/09/25		5,000	5,261,644
#	1.300%, 02/15/26		6,500	6,244,992
	Phillips 66 Partners LP
	2.450%, 12/15/24		11,084	11,232,082
	3.605%, 02/15/25		4,667	4,848,021
	PPG Industries, Inc.
#	1.200%, 03/15/26		34,526	33,287,382
	Procter & Gamble Co.
#	2.700%, 02/02/26		900	933,981
	Province of Alberta Canada
	2.650%, 09/01/23	CAD	21,500	17,243,807
	Province of British Columbia Canada
#	0.900%, 07/20/26		146,800	141,812,178
	Province of Ontario Canada
	3.150%, 06/02/22	CAD	15,300	12,138,654
	0.625%, 01/21/26		118,667	113,657,006
#	1.050%, 04/14/26		70,000	67,916,117
	Province of Quebec Canada
	3.000%, 09/01/23	CAD	40,000	32,270,936
	2.500%, 04/20/26		6,695	6,902,713
	Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.405%, FRN
(r)	0.968%, 10/13/24	CAD	30,000	23,998,584
	Province of Quebec Canada, Floating Rate Note, 3M CDOR + 0.545%, FRN
(r)	1.258%, 10/19/23	CAD	15,000	11,961,531
	PSP Capital, Inc.
Ω	1.000%, 06/29/26		44,693	43,143,392
	Public Storage
#	0.875%, 02/15/26		22,500	21,576,071
	PulteGroup, Inc.
#	5.500%, 03/01/26		3,000	3,346,500
	Queensland Treasury Corp.
Ω	3.250%, 07/21/26	AUD	500	376,009
	Realty Income Corp.
#	4.625%, 11/01/25		400	435,806
	Republic of Italy Government International Bond
	6.875%, 09/27/23		14,450	15,692,125
	2.375%, 10/17/24		23,379	23,684,036
	1.250%, 02/17/26		3,000	2,875,461
	Reynolds American, Inc.
	4.450%, 06/12/25		8,000	8,483,571
	Roche Holdings, Inc.
#Ω	0.991%, 03/05/26		44,350	42,810,249
	Rogers Communications, Inc.
#	3.625%, 12/15/25		313	327,689
	Roper Technologies, Inc.
	1.000%, 09/15/25		3,000	2,880,025
			Face Amount^	Value†
			(000)
Ross Stores, Inc.
	4.600%, 04/15/25		7,200	$7,741,529
	0.875%, 04/15/26		3,000	2,859,699
Royal Bank of Canada
Ω	1.968%, 03/02/22	CAD	35,000	27,569,642
	2.352%, 07/02/24	CAD	10,000	7,910,003
	0.875%, 01/20/26		56,400	53,972,296
Royalty Pharma PLC
	1.200%, 09/02/25		12,275	11,787,898
Ryder System, Inc.
	3.400%, 03/01/23		18,180	18,565,968
	3.875%, 12/01/23		290	301,156
	2.500%, 09/01/24		6,000	6,096,412
Sanofi
Ω	0.000%, 03/21/22	EUR	1,500	1,685,664
Santander Holdings USA, Inc.
	3.400%, 01/18/23		18,560	18,891,094
	3.450%, 06/02/25		2,625	2,707,452
Schlumberger Holdings Corp.
Ω	4.000%, 12/21/25		7,340	7,752,522
SFIL SA
Ω	0.625%, 02/09/26		40,400	38,629,742
Shell International Finance BV
Ω	1.000%, 04/06/22	EUR	1,000	1,126,203
	3.250%, 05/11/25		2,000	2,090,267
	2.875%, 05/10/26		4,200	4,364,279
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26		10,000	9,667,925
#Ω	2.350%, 10/15/26		1,500	1,509,710
Simon Property Group L.P.
#	3.300%, 01/15/26		2,000	2,084,121
Simon Property Group LP
#	3.500%, 09/01/25		18,500	19,408,523
Skandinaviska Enskilda Banken AB
Ω	1.250%, 08/05/22	GBP	2,000	2,692,478
Societe Generale SA
Ω	4.250%, 09/14/23		500	519,862
Ω	2.625%, 10/16/24		2,000	2,020,319
#Ω	1.375%, 07/08/25		6,600	6,422,590
Southern Power Co.
	1.000%, 06/20/22	EUR	9,710	10,966,519
#	0.900%, 01/15/26		6,682	6,369,495
Southwest Airlines Co.
	4.750%, 05/04/23		5,185	5,382,575
Southwestern Electric Power Co.
#	1.650%, 03/15/26		37,229	36,326,605
Spectra Energy Partners LP
#	3.500%, 03/15/25		5,000	5,181,909

DFA Short-Term Extended Quality Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
State of North Rhine-Westphalia Germany, Floating Rate Note, SONIO/N + 0.380%, FRN
(r)Ω	0.576%, 10/15/24	GBP	4,000	$5,407,765
Stryker Corp.
#	3.375%, 11/01/25		20,700	21,642,754
Sumitomo Mitsui Financial Group, Inc.
	2.784%, 07/12/22		1,150	1,160,571
#	0.948%, 01/12/26		24,971	23,851,298
	2.632%, 07/14/26		21,000	21,318,562
Suncor Energy, Inc.
	3.100%, 05/15/25		18,000	18,572,980
Svenska Handelsbanken AB
Ω	0.250%, 02/28/22	EUR	13,000	14,612,741
Temasek Financial I Ltd.
Ω	0.500%, 03/01/22	EUR	3,180	3,574,816
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	750	586,412
Toronto-Dominion Bank
#	0.750%, 01/06/26		32,440	30,957,526
	1.200%, 06/03/26		169,033	162,560,289
Toronto-Dominion Bank, Floating Rate Note, 3M Swap + 1.000%, FRN
(r)Ω	1.068%, 07/10/24	AUD	7,200	5,155,747
Toyota Credit Canada, Inc.
Ω	2.020%, 02/28/22	CAD	10,000	7,874,916
	2.350%, 07/18/22	CAD	10,000	7,917,476
Toyota Motor Corp.
	1.339%, 03/25/26		12,018	11,773,448
Toyota Motor Credit Corp.
Ω	2.375%, 02/01/23	EUR	2,000	2,306,437
#	1.125%, 06/18/26		5,000	4,835,571
Treasury Corp. of Victoria
	0.500%, 11/20/25	AUD	27,400	18,538,002
UBS Group AG
Ω	1.750%, 11/16/22	EUR	9,052	10,343,350
Ω	4.125%, 09/24/25		7,000	7,442,486
	4.125%, 09/24/25		21,000	22,327,457
#	4.125%, 04/15/26		4,000	4,275,821
Ω	4.125%, 04/15/26		2,700	2,886,179
UniCredit SpA
Ω	7.830%, 12/04/23		6,920	7,594,700
UnitedHealth Group, Inc.
#	1.250%, 01/15/26		8,000	7,809,631
	3.100%, 03/15/26		1,000	1,049,156
#	1.150%, 05/15/26		1,500	1,452,995
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		3,000	3,167,571
Valero Energy Corp.
	2.850%, 04/15/25		27,750	28,320,985
	3.400%, 09/15/26		8,600	8,937,697
Ventas Realty LP
	3.500%, 04/15/24		1,000	1,034,517
	2.650%, 01/15/25		2,000	2,034,753
			Face Amount^	Value†
			(000)
Verizon Communications, Inc.
#	3.376%, 02/15/25		5,000	$5,233,380
#	0.850%, 11/20/25		4,900	4,695,687
	1.450%, 03/20/26		29,100	28,401,450
VF Corp.
	2.050%, 04/23/22		1,482	1,487,012
ViacomCBS, Inc.
#	4.750%, 05/15/25		33,200	35,700,352
	4.000%, 01/15/26		1,400	1,485,238
VMware, Inc.
	1.400%, 08/15/26		12,609	12,078,144
Volkswagen Financial Services AG
Ω	1.375%, 10/16/23	EUR	5,000	5,739,427
Volkswagen Group of America Finance LLC
#Ω	2.850%, 09/26/24		1,000	1,023,996
Volkswagen International Finance NV
Ω	0.875%, 01/16/23	EUR	4,200	4,764,704
Volkswagen Leasing GmbH
Ω	2.125%, 04/04/22	EUR	2,496	2,815,848
Vornado Realty LP
	2.150%, 06/01/26		16,200	15,945,575
Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26		2,031	2,124,300
Walt Disney Co.
#	1.750%, 01/13/26		3,600	3,566,484
Wells Fargo & Co.
Ω	1.500%, 09/12/22	EUR	2,700	3,069,443
	3.184%, 02/08/24	CAD	35,750	28,691,403
	3.000%, 02/19/25		2,800	2,874,749
#	3.550%, 09/29/25		2,300	2,414,885
	3.000%, 04/22/26		5,840	6,002,963
	2.975%, 05/19/26	CAD	1,000	795,138
	3.000%, 10/23/26		11,800	12,123,680
Western Australian Treasury Corp.
Ω	2.750%, 10/20/22	AUD	13,000	9,359,936
Western Union Co.
#	1.350%, 03/15/26		52,086	50,072,931
Westpac Banking Corp.
	2.850%, 05/13/26		8,100	8,407,538
	1.150%, 06/03/26		85,650	82,785,563
Ω	4.125%, 06/04/26	AUD	1,500	1,142,727
Westpac Banking Corp., 3M Swap + 0.880%, FRN
(r)Ω	0.925%, 08/16/24	AUD	8,000	5,720,629
Westpac Banking Corp., 3M Swap + 1.140%, FRN
(r)Ω	1.205%, 04/24/24	AUD	8,000	5,750,959
Whirlpool Corp.
#	3.700%, 03/01/23		1,525	1,561,938
Williams Cos., Inc.
	4.300%, 03/04/24		5,100	5,340,190
	3.900%, 01/15/25		5,442	5,729,201

DFA Short-Term Extended Quality Portfolio
CONTINUED
	Face Amount^	Value†
	(000)
WRKCo, Inc.
4.650%, 03/15/26	1,000	$1,095,099
Zimmer Biomet Holdings, Inc.
3.050%, 01/15/26	3,000	3,072,146
TOTAL BONDS		6,719,396,563
U.S. TREASURY OBLIGATIONS — (1.7%)
U.S. Treasury Notes
1.000%, 12/15/24	20,000	19,795,312
0.375%, 11/30/25	90,000	86,157,422
0.750%, 03/31/26	10,000	9,673,047
TOTAL U.S. TREASURY OBLIGATIONS		115,625,781
TOTAL INVESTMENT SECURITIES (Cost $7,015,012,505)		6,835,022,344

		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.0%)
@§	The DFA Short Term Investment Fund	12,345,784	$142,828,373
TOTAL INVESTMENTS — (100.0%)
(Cost $7,157,832,820)^^			$6,977,850,717

As of January 31, 2022, DFA Short-Term Extended Quality Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	63,714,626	AUD	88,114,074	HSBC Bank	02/07/22	$1,412,557
USD	11,336,744	NZD	16,681,039	HSBC Bank	02/08/22	361,394
USD	134,487,010	NOK	1,181,526,966	JP Morgan	02/08/22	1,653,812
USD	101,756,879	NOK	883,405,801	Citibank, N.A.	02/15/22	2,452,721
USD	115,713,435	CAD	144,786,424	HSBC Bank	02/15/22	1,812,382
USD	32,012,998	GBP	23,305,028	UBS AG	02/15/22	672,699
USD	114,107,994	NOK	998,426,347	UBS AG	02/22/22	1,889,128
USD	43,635,277	CAD	54,436,274	UBS AG	02/22/22	811,263
USD	103,026,100	CAD	129,060,147	HSBC Bank	02/28/22	1,497,042
USD	118,402,451	CAD	150,221,334	UBS AG	03/04/22	227,449
USD	37,486,156	SEK	339,485,278	Citibank, N.A.	03/28/22	1,058,028
USD	70,535,454	SEK	642,170,335	State Street Bank and Trust	04/01/22	1,624,299
USD	64,779,702	EUR	57,131,255	Morgan Stanley and Co. International	04/05/22	502,227
USD	47,209,892	EUR	41,632,377	State Street Bank and Trust	04/05/22	369,960
USD	67,826,973	EUR	59,047,023	State Street Bank and Trust	04/12/22	1,380,908
USD	114,103,395	AUD	157,312,605	UBS AG	04/13/22	2,832,893
USD	59,556,962	EUR	52,246,927	Bank of America Corp.	04/14/22	759,761
USD	99,994,589	AUD	138,386,680	State Street Bank and Trust	04/19/22	2,106,372
Total Appreciation						$23,424,895
AUD	14,780,944	USD	10,610,848	JP Morgan	02/07/22	$(159,812)
USD	71,096,548	CAD	90,436,856	Bank of America Corp.	02/10/22	(48,718)
EUR	2,613,652	USD	2,976,502	Barclays Capital	04/05/22	(35,923)
EUR	785,182	USD	892,124	Citibank, N.A.	04/05/22	(8,728)
EUR	7,701,115	USD	8,711,391	HSBC Bank	04/05/22	(46,988)
Total (Depreciation)						$(300,169)
Total Appreciation (Depreciation)						$23,124,726

DFA Short-Term Extended Quality Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds	—	$6,719,396,563	—	$6,719,396,563
U.S. Treasury Obligations	—	115,625,781	—	115,625,781
Securities Lending Collateral	—	142,828,373	—	142,828,373
Forward Currency Contracts**	—	23,124,726	—	23,124,726
TOTAL	—	$7,000,975,443	—	$7,000,975,443
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Intermediate-Term Extended Quality Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (2.0%)
	Federal Home Loan Bank
	2.125%, 12/14/29	5,000	$5,090,641
	Federal Home Loan Mortgage Corp.
	6.250%, 07/15/32	16,000	22,410,680
	Federal National Mortgage Association
	0.875%, 08/05/30	15,000	13,773,441
	TOTAL AGENCY OBLIGATIONS		41,274,762
BONDS — (90.4%)
	3M Co.
	3.375%, 03/01/29	2,500	2,654,869
	2.375%, 08/26/29	9,500	9,513,995
	7-Eleven, Inc.
Ω	2.500%, 02/10/41	4,250	3,697,089
	Abbott Laboratories
	5.300%, 05/27/40	2,000	2,602,989
	AbbVie, Inc.
	4.250%, 11/14/28	4,000	4,376,673
	Activision Blizzard, Inc.
#	1.350%, 09/15/30	2,000	1,808,277
	Aetna, Inc.
	6.750%, 12/15/37	1,000	1,388,248
	Affiliated Managers Group, Inc.
	3.300%, 06/15/30	5,200	5,336,877
	Agilent Technologies, Inc.
	2.750%, 09/15/29	1,400	1,399,496
	Ahold Finance USA LLC
#	6.875%, 05/01/29	388	489,906
	Alimentation Couche-Tard, Inc.
Ω	3.439%, 05/13/41	650	640,136
	Allegion PLC
	3.500%, 10/01/29	3,800	3,929,723
	Allstate Corp.
	5.350%, 06/01/33	1,900	2,305,169
	Alphabet, Inc.
	1.100%, 08/15/30	20,400	18,598,512
	1.900%, 08/15/40	6,000	5,111,869
	Altria Group, Inc.
#	4.800%, 02/14/29	736	808,877
#	3.400%, 05/06/30	2,500	2,511,218
	2.450%, 02/04/32	6,000	5,455,870
	Amazon.com, Inc.
	1.500%, 06/03/30	3,000	2,816,341
#	2.100%, 05/12/31	21,000	20,401,605
	4.800%, 12/05/34	10,400	12,737,689
	3.875%, 08/22/37	1,000	1,116,432
		Face Amount	Value†
		(000)

	Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	375	$368,259
	American International Group, Inc.
	4.700%, 07/10/35	5,000	5,768,261
	AmerisourceBergen Corp.
	3.450%, 12/15/27	8,000	8,392,033
	2.800%, 05/15/30	3,800	3,807,599
	Amgen, Inc.
#	2.300%, 02/25/31	7,100	6,853,887
	2.800%, 08/15/41	7,000	6,315,640
	Amphenol Corp.
	2.800%, 02/15/30	6,000	6,045,998
	Anheuser-Busch InBev Worldwide, Inc.
#	4.900%, 01/23/31	7,000	8,172,519
	Anthem, Inc.
#	3.650%, 12/01/27	555	590,230
#	4.101%, 03/01/28	5,000	5,420,721
	2.250%, 05/15/30	8,100	7,763,894
	ANZ New Zealand International Ltd.
#Ω	3.450%, 07/17/27	7,000	7,428,461
	Aon Corp.
	3.750%, 05/02/29	10,175	10,850,970
	2.800%, 05/15/30	500	499,321
	Appalachian Power Co.
	7.000%, 04/01/38	1,600	2,225,752
	Apple, Inc.
	3.000%, 11/13/27	9,500	9,911,764
	2.200%, 09/11/29	5,000	4,964,126
	1.250%, 08/20/30	5,500	5,004,178
#	1.650%, 02/08/31	6,500	6,101,131
	4.500%, 02/23/36	1,000	1,194,896
	ArcelorMittal SA
#	4.250%, 07/16/29	2,447	2,576,238
	Ares Capital Corp.
	3.200%, 11/15/31	5,000	4,683,673
	Arizona Public Service Co.
	2.200%, 12/15/31	5,000	4,712,933
	Arrow Electronics, Inc.
	3.875%, 01/12/28	5,330	5,636,937
	Ashtead Capital, Inc.
#Ω	2.450%, 08/12/31	2,000	1,892,534
	Assurant, Inc.
	2.650%, 01/15/32	3,000	2,848,011
	AstraZeneca PLC
#	4.000%, 01/17/29	3,000	3,290,469
	AT&T, Inc.
#	2.750%, 06/01/31	6,634	6,544,321
	AvalonBay Communities, Inc.
#	2.450%, 01/15/31	3,000	2,968,497
#	2.050%, 01/15/32	3,200	3,032,424

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

Avnet, Inc.
	3.000%, 05/15/31	400	$384,801
AXIS Specialty Finance PLC
	4.000%, 12/06/27	4,780	5,096,680
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
	3.337%, 12/15/27	10,970	11,463,650
#	3.138%, 11/07/29	2,000	2,049,399
Banco Santander SA
	3.800%, 02/23/28	5,800	6,113,317
	3.490%, 05/28/30	600	617,757
Bank of Nova Scotia
	2.450%, 02/02/32	6,000	5,819,293
BAT Capital Corp.
	4.906%, 04/02/30	9,000	9,812,510
	4.390%, 08/15/37	2,000	2,021,088
Bayer U.S. Finance II LLC
#Ω	4.375%, 12/15/28	7,000	7,577,041
Berkshire Hathaway Finance Corp.
	1.850%, 03/12/30	5,000	4,812,287
	1.450%, 10/15/30	30,631	28,407,262
Best Buy Co., Inc.
	4.450%, 10/01/28	5,000	5,525,381
Biogen, Inc.
	2.250%, 05/01/30	12,000	11,308,745
Black Hills Corp.
	4.350%, 05/01/33	8,837	9,719,369
BlackRock, Inc.
#	3.200%, 03/15/27	3,545	3,740,721
#	3.250%, 04/30/29	1,365	1,444,849
	1.900%, 01/28/31	26,000	24,753,882
BMW U.S. Capital LLC
Ω	4.150%, 04/09/30	4,000	4,419,304
BNP Paribas SA
Ω	3.500%, 11/16/27	8,631	8,985,295
Boeing Co.
	2.950%, 02/01/30	3,000	2,936,392
	6.125%, 02/15/33	3,335	4,047,569
	3.600%, 05/01/34	3,000	2,999,474
	3.250%, 02/01/35	700	669,042
Booking Holdings, Inc.
	4.625%, 04/13/30	4,900	5,601,827
BP Capital Markets America, Inc.
	3.017%, 01/16/27	1,600	1,656,830
#	1.749%, 08/10/30	1,800	1,670,287
	2.721%, 01/12/32	2,000	1,978,821
	3.060%, 06/17/41	10,000	9,463,301
Bristol-Myers Squibb Co.
	4.125%, 06/15/39	3,400	3,825,009
Brixmor Operating Partnership LP
	2.500%, 08/16/31	1,983	1,872,002
Broadcom, Inc.
	4.300%, 11/15/32	4,000	4,275,092
Ω	3.419%, 04/15/33	1,000	996,087
		Face Amount	Value†
		(000)

Ω	3.137%, 11/15/35	7,900	$7,488,290
	Brookfield Finance, Inc.
	4.350%, 04/15/30	2,000	2,184,856
	Bunge Ltd. Finance Corp.
#	3.750%, 09/25/27	3,075	3,273,737
	Camden Property Trust
	2.800%, 05/15/30	2,000	2,019,838
	Campbell Soup Co.
	4.150%, 03/15/28	905	980,396
	Canadian Natural Resources Ltd.
	2.950%, 07/15/30	4,980	4,961,779
	5.850%, 02/01/35	2,000	2,384,841
	Cargill, Inc.
Ω	2.125%, 04/23/30	3,470	3,358,369
	Carrier Global Corp.
#	2.700%, 02/15/31	2,500	2,456,389
	3.377%, 04/05/40	1,000	989,764
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	3,000	3,211,014
	CenterPoint Energy, Inc.
	2.950%, 03/01/30	2,000	2,011,389
	Charles Schwab Corp.
#	2.750%, 10/01/29	3,000	3,039,503
	4.625%, 03/22/30	5,000	5,711,934
	Chevron Corp.
	2.236%, 05/11/30	11,500	11,317,189
	Choice Hotels International, Inc.
	3.700%, 12/01/29	1,580	1,645,475
	Chubb Corp.
	6.500%, 05/15/38	500	714,830
	CI Financial Corp.
	3.200%, 12/17/30	1,000	986,361
	Cigna Corp.
	4.375%, 10/15/28	5,000	5,502,540
	2.400%, 03/15/30	4,000	3,864,666
	3.200%, 03/15/40	1,870	1,799,977
	Cincinnati Financial Corp.
	6.920%, 05/15/28	358	449,375
	Citigroup, Inc.
	8.125%, 07/15/39	5,000	8,034,074
	Citrix Systems, Inc.
#	3.300%, 03/01/30	2,000	2,002,755
	Clorox Co.
	3.900%, 05/15/28	1,000	1,093,970
	CME Group, Inc.
	3.750%, 06/15/28	813	881,665
	CNO Financial Group, Inc.
	5.250%, 05/30/29	2,750	3,058,256
	Coca-Cola Co.
#	2.500%, 06/01/40	3,000	2,799,430
	Comcast Corp.
	4.250%, 10/15/30	1,000	1,117,114
	4.250%, 01/15/33	4,000	4,520,513
	7.050%, 03/15/33	3,837	5,314,390
	4.400%, 08/15/35	3,250	3,714,224

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	Comerica, Inc.
	4.000%, 02/01/29	1,000	$1,088,499
	Commonwealth Bank of Australia
Ω	1.875%, 09/15/31	3,500	3,312,894
	Conagra Brands, Inc.
#	5.300%, 11/01/38	5,000	5,978,721
	ConocoPhillips
	5.900%, 10/15/32	7,000	8,851,142
	6.500%, 02/01/39	1,500	2,101,224
	Consolidated Edison Co. of New York, Inc.
	6.750%, 04/01/38	1,300	1,817,192
	5.500%, 12/01/39	1,400	1,738,950
	5.700%, 06/15/40	294	375,937
	Corporate Office Properties L.P.
	2.900%, 12/01/33	2,000	1,884,232
	Costco Wholesale Corp.
	1.750%, 04/20/32	37,598	35,094,194
	Cox Communications, Inc.
#Ω	4.800%, 02/01/35	1,797	2,034,714
	Credit Agricole SA
	3.875%, 04/15/24	78	81,698
	CRH America Finance, Inc.
Ω	3.950%, 04/04/28	2,280	2,465,919
	Crown Castle International Corp.
	2.250%, 01/15/31	2,000	1,873,325
	2.900%, 04/01/41	3,000	2,722,792
	CSX Corp.
#	2.400%, 02/15/30	2,000	1,985,781
	CVS Health Corp.
	3.250%, 08/15/29	6,151	6,344,425
	2.700%, 08/21/40	1,000	893,272
	Daimler Finance North America LLC
	8.500%, 01/18/31	9,188	13,345,880
	Danske Bank AS
Ω	4.375%, 06/12/28	6,000	6,456,336
	Deere & Co.
#	5.375%, 10/16/29	650	784,363
	Dentsply Sirona, Inc.
	3.250%, 06/01/30	3,833	3,940,284
	Diageo Capital PLC
	2.375%, 10/24/29	7,400	7,319,755
	2.125%, 04/29/32	2,600	2,471,085
	Discovery Communications LLC
#	3.625%, 05/15/30	7,000	7,214,512
	Dollar Tree, Inc.
	4.200%, 05/15/28	5,234	5,681,926
	Dow Chemical Co.
	7.375%, 11/01/29	458	600,496
#	4.250%, 10/01/34	1,402	1,545,089
	Duke Energy Corp.
	3.300%, 06/15/41	2,750	2,635,106
		Face Amount	Value†
		(000)

	DuPont de Nemours, Inc.
	5.319%, 11/15/38	8,000	$9,835,076
	Eagle Materials, Inc.
	2.500%, 07/01/31	1,000	956,144
	Eaton Corp.
	4.000%, 11/02/32	12,465	13,878,496
	EI du Pont de Nemours & Co.
	2.300%, 07/15/30	1,225	1,203,415
	Enel Finance International NV
Ω	3.500%, 04/06/28	4,000	4,167,351
	Enterprise Products Operating LLC
	6.875%, 03/01/33	2,035	2,670,307
	6.650%, 10/15/34	1,500	1,959,392
	EOG Resources, Inc.
#	4.375%, 04/15/30	8,000	8,965,770
	Equinor ASA
Ω	6.500%, 12/01/28	5,000	6,210,807
#	2.375%, 05/22/30	2,000	1,975,187
	ERP Operating LP
#	1.850%, 08/01/31	2,000	1,880,833
	Estee Lauder Cos., Inc.
	2.600%, 04/15/30	2,400	2,423,955
	Expedia Group, Inc.
	3.250%, 02/15/30	853	851,042
	Exxon Mobil Corp.
	2.440%, 08/16/29	6,050	6,044,491
	3.482%, 03/19/30	5,750	6,145,549
	FedEx Corp.
	3.100%, 08/05/29	1,500	1,539,136
	4.900%, 01/15/34	6,488	7,499,241
	3.900%, 02/01/35	2,000	2,140,863
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	8,900	9,138,888
	2.450%, 03/15/31	1,000	951,718
	Flex Ltd.
	4.875%, 06/15/29	2,789	3,087,287
#	4.875%, 05/12/30	2,500	2,761,981
	Flowserve Corp.
	2.800%, 01/15/32	1,000	941,340
	FMR LLC
Ω	4.950%, 02/01/33	9,555	11,241,604
	Fortune Brands Home & Security, Inc.
	3.250%, 09/15/29	4,700	4,815,709
	Fox Corp.
	5.476%, 01/25/39	4,000	4,838,613
	Fresenius Medical Care U.S. Finance III, Inc.
#Ω	2.375%, 02/16/31	3,600	3,321,905
	General Dynamics Corp.
	4.250%, 04/01/40	3,952	4,553,072
	General Electric Co.
	6.750%, 03/15/32	4,458	5,853,121

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

General Motors Co.
	5.000%, 04/01/35	1,750	$1,972,048
Georgia Power Co.
#	2.650%, 09/15/29	5,000	4,958,638
Georgia-Pacific LLC
	7.750%, 11/15/29	4,960	6,753,054
Ω	2.300%, 04/30/30	7,000	6,871,695
Gilead Sciences, Inc.
	4.000%, 09/01/36	1,000	1,104,209
	2.600%, 10/01/40	5,000	4,476,062
GlaxoSmithKline Capital, Inc.
	3.875%, 05/15/28	2,800	3,031,039
	5.375%, 04/15/34	7,000	8,898,102
Glencore Funding LLC
Ω	2.850%, 04/27/31	6,000	5,735,038
Global Payments, Inc.
	4.450%, 06/01/28	1,071	1,166,412
Goldman Sachs Group, Inc.
#	6.125%, 02/15/33	7,000	8,890,370
Halliburton Co.
#	2.920%, 03/01/30	3,000	3,007,157
	6.700%, 09/15/38	5,400	7,194,613
Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	3,500	3,321,767
Home Depot, Inc.
	3.300%, 04/15/40	9,000	9,160,144
HP, Inc.
	3.400%, 06/17/30	9,000	9,209,337
HSBC Holdings PLC
	4.950%, 03/31/30	3,556	4,049,585
ING Groep NV
	3.950%, 03/29/27	6,550	7,004,068
#	4.550%, 10/02/28	206	228,535
Intel Corp.
#	4.000%, 12/15/32	1,200	1,351,447
Intercontinental Exchange, Inc.
	2.100%, 06/15/30	5,581	5,340,291
	2.650%, 09/15/40	5,000	4,568,600
International Business Machines Corp.
	3.300%, 01/27/27	1,726	1,815,457
	3.500%, 05/15/29	29	30,613
#	1.950%, 05/15/30	2,800	2,647,887
	5.875%, 11/29/32	66	83,945
#	4.150%, 05/15/39	2,300	2,505,385
Interstate Power & Light Co.
	2.300%, 06/01/30	2,228	2,143,972
Intesa Sanpaolo SpA
Ω	3.875%, 07/14/27	4,000	4,158,236
ITC Holdings Corp.
Ω	2.950%, 05/14/30	1,500	1,496,838
Jabil, Inc.
	3.600%, 01/15/30	3,995	4,153,336
#	3.000%, 01/15/31	6,567	6,505,714
		Face Amount	Value†
		(000)

	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	2.625%, 10/15/31	1,900	$1,811,568
	Johnson & Johnson
#	1.300%, 09/01/30	11,825	10,959,857
#	4.950%, 05/15/33	3,800	4,731,845
	4.375%, 12/05/33	4,334	5,109,198
#	3.550%, 03/01/36	1,500	1,640,496
#	2.100%, 09/01/40	14,000	12,356,200
	Juniper Networks, Inc.
	3.750%, 08/15/29	7,000	7,373,792
	Kellogg Co.
	4.300%, 05/15/28	1,500	1,656,146
	7.450%, 04/01/31	1,100	1,502,862
	Kemper Corp.
	2.400%, 09/30/30	5,500	5,241,251
	KeyCorp
	2.550%, 10/01/29	9,783	9,761,187
	Kilroy Realty LP
	2.500%, 11/15/32	3,000	2,804,317
	Kinder Morgan Energy Partners LP
	6.500%, 09/01/39	1,565	1,969,973
	Kroger Co.
	7.500%, 04/01/31	6,725	9,154,142
	Lam Research Corp.
	4.000%, 03/15/29	2,000	2,197,110
	Lazard Group LLC
	4.500%, 09/19/28	7,000	7,729,926
	Lear Corp.
	3.800%, 09/15/27	261	275,494
	3.500%, 05/30/30	3,995	4,135,949
	Leggett & Platt, Inc.
#	4.400%, 03/15/29	11,000	12,030,254
	Leidos, Inc.
	2.300%, 02/15/31	3,000	2,760,345
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	4,000	4,505,827
	Lincoln National Corp.
	3.050%, 01/15/30	11,900	12,097,589
#	3.400%, 01/15/31	60	62,760
	Lloyds Banking Group PLC
	4.375%, 03/22/28	4,000	4,368,734
	Lockheed Martin Corp.
	4.500%, 05/15/36	2,650	3,092,132
	Loews Corp.
	6.000%, 02/01/35	1,900	2,445,166
	LSEGA Financing PLC
Ω	2.500%, 04/06/31	5,000	4,861,831
	Markel Corp.
	3.350%, 09/17/29	8,000	8,405,342
	Mars, Inc.
Ω	3.600%, 04/01/34	9,159	9,888,828
	Marsh & McLennan Cos., Inc.
	4.375%, 03/15/29	1,762	1,963,836
	2.250%, 11/15/30	8,300	8,005,664
	2.375%, 12/15/31	65	62,843
	5.875%, 08/01/33	2,500	3,194,676

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	McDonald's Corp.
	4.875%, 07/15/40	7,200	$8,630,578
	Merck & Co., Inc.
#	1.450%, 06/24/30	11,000	10,193,475
#	2.350%, 06/24/40	5,100	4,559,551
	Merck Sharp & Dohme Corp.
	6.400%, 03/01/28	1,591	1,951,663
	MetLife, Inc.
	6.500%, 12/15/32	300	402,333
	5.700%, 06/15/35	6,900	8,862,903
	Micron Technology, Inc.
#	4.663%, 02/15/30	4,334	4,790,977
	3.366%, 11/01/41	2,000	1,903,160
	Microsoft Corp.
#	3.500%, 02/12/35	19,000	20,670,266
	4.200%, 11/03/35	5,750	6,763,289
	Mitsubishi UFJ Financial Group, Inc.
#	3.195%, 07/18/29	1,002	1,028,917
#	2.048%, 07/17/30	4,000	3,774,805
	3.751%, 07/18/39	3,200	3,440,399
	Mizuho Financial Group, Inc.
	2.839%, 09/13/26	2,000	2,041,519
	Morgan Stanley
	7.250%, 04/01/32	3,000	4,149,308
	Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28	2,500	2,741,427
	Mosaic Co.
	4.050%, 11/15/27	4,000	4,263,687
	Motorola Solutions, Inc.
	4.600%, 05/23/29	9,894	10,987,467
	MPLX LP
	4.125%, 03/01/27	2,000	2,128,856
	National Australia Bank Ltd.
Ω	3.500%, 01/10/27	1,790	1,901,682
	Nestle Holdings, Inc.
#Ω	1.250%, 09/15/30	22,000	20,086,448
	NetApp, Inc.
#	2.700%, 06/22/30	8,000	7,861,211
	NextEra Energy Capital Holdings, Inc.
	2.750%, 11/01/29	2,000	2,008,913
	NIKE, Inc.
	2.850%, 03/27/30	13,300	13,698,317
#	3.250%, 03/27/40	5,000	5,096,405
	Nomura Holdings, Inc.
	3.103%, 01/16/30	7,625	7,622,088
	2.679%, 07/16/30	2,000	1,940,113
	Norfolk Southern Corp.
	5.640%, 05/17/29	2,048	2,426,459
	Northern Trust Corp.
	1.950%, 05/01/30	9,100	8,756,796
	Northrop Grumman Corp.
	5.150%, 05/01/40	2,000	2,468,966
	Novartis Capital Corp.
	2.200%, 08/14/30	5,000	4,898,698
		Face Amount	Value†
		(000)

	Nucor Corp.
	3.950%, 05/01/28	6,000	$6,483,664
	2.700%, 06/01/30	3,700	3,687,456
	Nutrien Ltd.
	2.950%, 05/13/30	2,000	2,029,133
	NVIDIA Corp.
	3.500%, 04/01/40	2,000	2,116,067
	Omnicom Group, Inc.
	4.200%, 06/01/30	1,270	1,389,514
	Ontario Teachers' Finance Trust
Ω	2.000%, 04/16/31	12,800	12,524,944
	Oracle Corp.
#	3.250%, 11/15/27	5,650	5,805,797
#	3.250%, 05/15/30	7,966	7,980,335
	ORIX Corp.
#	2.250%, 03/09/31	1,500	1,456,952
	Owens Corning
	3.875%, 06/01/30	5,300	5,645,485
	Parker-Hannifin Corp.
	3.250%, 06/14/29	2,850	2,945,721
	PerkinElmer, Inc.
	3.300%, 09/15/29	2,700	2,783,299
	Pfizer, Inc.
	3.900%, 03/15/39	2,400	2,669,158
	Philip Morris International, Inc.
	3.375%, 08/15/29	7,000	7,287,589
	2.100%, 05/01/30	5,000	4,782,970
	Phillips 66
	2.150%, 12/15/30	3,000	2,804,041
	Phillips 66 Partners LP
	3.550%, 10/01/26	3,550	3,700,087
	3.150%, 12/15/29	5,500	5,535,659
	PNC Financial Services Group, Inc.
#	3.450%, 04/23/29	1,000	1,064,442
	PPG Industries, Inc.
	2.800%, 08/15/29	5,500	5,616,615
	2.550%, 06/15/30	4,000	3,969,484
	Primerica, Inc.
	2.800%, 11/19/31	6,450	6,344,476
	Procter & Gamble Co.
	1.200%, 10/29/30	21,000	19,290,116
	Progress Energy, Inc.
	6.000%, 12/01/39	4,010	5,212,895
	Progressive Corp.
	6.250%, 12/01/32	900	1,203,033
	Province of Ontario Canada
	1.600%, 02/25/31	10,000	9,565,318
	Prudential Financial, Inc.
	3.878%, 03/27/28	2,856	3,120,575
	5.750%, 07/15/33	3,625	4,569,997
#	3.000%, 03/10/40	1,000	966,829
	Prudential PLC
	3.125%, 04/14/30	3,000	3,126,643
	PulteGroup, Inc.
#	6.375%, 05/15/33	1,500	1,871,776

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
		Face Amount	Value†
		(000)

	QUALCOMM, Inc.
#	2.150%, 05/20/30	13,250	$12,948,299
	Quest Diagnostics, Inc.
#	2.800%, 06/30/31	5,600	5,568,688
	Ralph Lauren Corp.
#	2.950%, 06/15/30	1,000	1,010,783
	Rayonier LP
	2.750%, 05/17/31	3,500	3,394,309
	Raytheon Technologies Corp.
	4.450%, 11/16/38	1,000	1,139,264
	Realty Income Corp.
	2.850%, 12/15/32	3,000	2,986,041
	1.800%, 03/15/33	5,000	4,515,890
	Reinsurance Group of America, Inc.
	3.950%, 09/15/26	4,857	5,188,217
	3.150%, 06/15/30	1,600	1,631,211
	RELX Capital, Inc.
	3.000%, 05/22/30	900	919,674
	Republic Services, Inc.
	6.200%, 03/01/40	230	315,221
	Rio Tinto Finance USA Ltd.
#	7.125%, 07/15/28	2,120	2,700,313
	Royalty Pharma PLC
	2.200%, 09/02/30	4,000	3,703,557
	3.300%, 09/02/40	5,250	4,910,661
	Schlumberger Investment SA
	2.650%, 06/26/30	550	545,419
	Sempra Energy
#	3.800%, 02/01/38	2,000	2,090,827
	Shell International Finance BV
	2.375%, 11/07/29	10,000	9,934,438
#	2.750%, 04/06/30	5,000	5,075,241
	Sherwin-Williams Co.
	2.950%, 08/15/29	1,230	1,255,144
	Siemens Financieringsmaatschappij NV
Ω	6.125%, 08/17/26	80	93,793
	Simon Property Group LP
#	2.650%, 07/15/30	4,000	3,955,223
	2.250%, 01/15/32	4,100	3,879,932
	Societe Generale SA
Ω	3.000%, 01/22/30	5,400	5,346,251
	Southwest Gas Corp.
	2.200%, 06/15/30	5,700	5,399,653
	Steel Dynamics, Inc.
	3.250%, 01/15/31	7,626	7,756,938
	STORE Capital Corp.
	2.750%, 11/18/30	4,000	3,843,755
	Sumitomo Mitsui Financial Group, Inc.
#	3.544%, 01/17/28	3,500	3,693,485
	3.040%, 07/16/29	3,000	3,050,051
	2.222%, 09/17/31	5,477	5,197,349
	Suncor Energy, Inc.
	5.950%, 12/01/34	7,000	8,678,013
	Face Amount	Value†
	(000)

Takeda Pharmaceutical Co. Ltd.
3.025%, 07/09/40	9,961	$9,331,078
Telefonica Europe BV
8.250%, 09/15/30	9,275	12,777,590
Textron, Inc.
# 2.450%, 03/15/31	6,750	6,481,694
TotalEnergies Capital International SA
2.829%, 01/10/30	9,400	9,561,703
TotalEnergies Capital SA
3.883%, 10/11/28	4,928	5,357,425
Toyota Motor Credit Corp.
# 3.050%, 01/11/28	7,000	7,364,998
TransCanada PipeLines Ltd.
4.625%, 03/01/34	9,545	10,762,139
Travelers Cos., Inc.
6.250%, 06/15/37	670	922,726
Travelers Property Casualty Corp.
6.375%, 03/15/33	4,744	6,418,718
Union Pacific Corp.
# 2.375%, 05/20/31	3,000	2,943,706
2.891%, 04/06/36	8,930	8,895,160
United Parcel Service, Inc.
6.200%, 01/15/38	2,000	2,772,467
# 5.200%, 04/01/40	5,260	6,764,358
UnitedHealth Group, Inc.
3.875%, 12/15/28	3,000	3,279,378
4.625%, 07/15/35	6,050	7,072,811
2.750%, 05/15/40	2,000	1,892,502
Unum Group
3.875%, 11/05/25	6,000	6,295,204
4.000%, 06/15/29	3,775	4,066,942
Valero Energy Corp.
7.500%, 04/15/32	4,400	5,798,254
6.625%, 06/15/37	1,300	1,678,010
Ventas Realty LP
# 3.000%, 01/15/30	3,800	3,849,207
Verizon Communications, Inc.
4.016%, 12/03/29	4,307	4,677,089
# 4.500%, 08/10/33	4,500	5,086,812
ViacomCBS, Inc.
# 4.200%, 05/19/32	4,800	5,208,430
Viatris, Inc.
3.850%, 06/22/40	5,750	5,739,339
Virginia Electric & Power Co.
8.875%, 11/15/38	670	1,133,062
Visa, Inc.
2.050%, 04/15/30	2,000	1,958,075
# 1.100%, 02/15/31	10,750	9,668,664
4.150%, 12/14/35	11,000	12,561,942
2.700%, 04/15/40	2,000	1,923,445
Vodafone Group PLC
7.875%, 02/15/30	8,125	11,008,637
Vornado Realty LP
3.400%, 06/01/31	5,250	5,222,540

DFA Intermediate-Term Extended Quality Portfolio
CONTINUED
	Face Amount	Value†
	(000)

Walgreens Boots Alliance, Inc.
# 3.200%, 04/15/30	4,604	$4,731,431
Walmart, Inc.
2.375%, 09/24/29	1,881	1,906,875
1.800%, 09/22/31	14,400	13,734,488
Walt Disney Co.
# 2.650%, 01/13/31	5,535	5,508,403
6.200%, 12/15/34	6,200	8,232,889
Wells Fargo & Co.
4.150%, 01/24/29	7,042	7,664,889
Welltower, Inc.
# 3.100%, 01/15/30	2,000	2,032,574
2.750%, 01/15/31	7,500	7,400,647
Westlake Chemical Corp.
3.375%, 06/15/30	1,416	1,459,377
Westpac Banking Corp.
# 2.700%, 08/19/26	4,345	4,473,880
# 2.150%, 06/03/31	21,300	20,693,021
WestRock MWV LLC
# 8.200%, 01/15/30	3,885	5,249,852
7.950%, 02/15/31	3,112	4,266,256
Whirlpool Corp.
# 4.750%, 02/26/29	2,000	2,249,298
Williams Cos., Inc.
8.750%, 03/15/32	5,000	7,179,423
Wisconsin Power & Light Co.
1.950%, 09/16/31	3,250	3,070,606
	Face Amount	Value†
	(000)

WP Carey, Inc.
2.450%, 02/01/32	2,300	$2,191,527
WRKCo, Inc.
4.200%, 06/01/32	2,000	2,183,521
TOTAL BONDS		1,864,035,022
U.S. TREASURY OBLIGATIONS — (1.8%)
U.S. Treasury Bonds
1.750%, 08/15/41	7,000	6,518,750
U.S. Treasury Notes
1.125%, 02/15/31	30,000	28,412,109
1.625%, 05/15/31	3,500	3,457,891
TOTAL U.S. TREASURY OBLIGATIONS		38,388,750
TOTAL INVESTMENT SECURITIES (Cost $1,973,044,679)		1,943,698,534

		Shares
SECURITIES LENDING COLLATERAL — (5.8%)
@§	The DFA Short Term Investment Fund	10,254,269	118,631,638
TOTAL INVESTMENTS — (100.0%)
(Cost $2,091,673,510)^^			$2,062,330,172

Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$41,274,762	—	$41,274,762
Bonds	—	1,864,035,022	—	1,864,035,022
U.S. Treasury Obligations	—	38,388,750	—	38,388,750
Securities Lending Collateral	—	118,631,638	—	118,631,638
TOTAL	—	$2,062,330,172	—	$2,062,330,172

DFA Targeted Credit Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
			Face Amount^	Value†
			(000)
BONDS — (91.6%)
AUSTRALIA — (1.6%)
ANZ New Zealand International Ltd.
Ω	1.250%, 06/22/26		3,583	$3,454,127
Bank of New Zealand
Ω	1.000%, 03/03/26		300	286,774
BHP Billiton Finance USA Ltd.
	2.875%, 02/24/22		704	705,057
Commonwealth Bank of Australia
Ω	2.750%, 03/10/22		991	993,369
FMG Resources August 2006 Pty Ltd.
Ω	5.125%, 05/15/24		1,500	1,552,500
Glencore Finance Europe Ltd.
Ω	0.625%, 09/11/24	EUR	397	449,698
Glencore Funding LLC
Ω	4.625%, 04/29/24		3,400	3,592,777
Ω	1.625%, 04/27/26		700	678,507
Telstra Corp. Ltd.
Ω	3.125%, 04/07/25		2,953	3,058,499
TOTAL AUSTRALIA				14,771,308
CANADA — (5.5%)
Bank of Montreal
#	1.250%, 09/15/26		5,000	4,799,482
Bank of Nova Scotia
	2.700%, 03/07/22		950	952,229
	1.050%, 03/02/26		5,900	5,660,110
Canadian Imperial Bank of Commerce
	1.250%, 06/22/26		7,631	7,307,675
Canadian National Railway Co.
	2.750%, 03/01/26		2,000	2,059,583
Canadian Natural Resources Ltd.
	2.950%, 01/15/23		1,000	1,014,928
	3.900%, 02/01/25		200	209,313
	2.050%, 07/15/25		250	248,497
Enbridge Pipelines, Inc.
	3.000%, 08/10/26	CAD	3,000	2,396,318
Enbridge, Inc.
	3.190%, 12/05/22	CAD	1,000	797,317
	2.500%, 01/15/25		2,200	2,228,624
National Bank of Canada
	1.534%, 06/15/26	CAD	7,500	5,658,793
Royal Bank of Canada
	0.875%, 01/20/26		8,000	7,655,645
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	3,000	2,345,648
		Face Amount^	Value†
		(000)
CANADA — (Continued)
Toronto-Dominion Bank
	1.200%, 06/03/26	7,500	$7,212,806
TransCanada PipeLines Ltd.
	2.500%, 08/01/22	600	604,736
TOTAL CANADA			51,151,704
DENMARK — (0.2%)
Danske Bank AS
Ω	5.375%, 01/12/24	2,000	2,126,913
FRANCE — (1.4%)
BNP Paribas SA
Ω	3.375%, 01/09/25	2,000	2,062,726
BPCE SA
Ω	2.375%, 01/14/25	1,500	1,501,528
Ω	1.000%, 01/20/26	3,000	2,861,032
Societe Generale SA
Ω	2.625%, 10/16/24	800	808,128
#Ω	1.375%, 07/08/25	3,600	3,503,231
Ω	4.000%, 01/12/27	2,000	2,107,291
TOTAL FRANCE			12,843,936
GERMANY — (3.7%)
Bayer U.S. Finance II LLC
Ω	4.250%, 12/15/25	2,800	2,985,515
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	1,000	1,032,041
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26	4,500	4,637,368
Daimler Finance North America LLC
Ω	3.350%, 02/22/23	333	341,976
Ω	3.300%, 05/19/25	300	312,330
Ω	1.450%, 03/02/26	6,000	5,842,934
Deutsche Bank AG
#	3.700%, 05/30/24	1,800	1,865,251
	1.686%, 03/19/26	2,200	2,151,383
Deutsche Telekom International Finance BV
Ω	3.600%, 01/19/27	2,500	2,625,202
Fresenius Medical Care US Finance III, Inc.
Ω	1.875%, 12/01/26	3,280	3,180,109
Siemens Financieringsmaatschappij NV
	1.200%, 03/11/26	7,500	7,250,944
#Ω	1.200%, 03/11/26	1,500	1,450,189
ZF North America Capital, Inc.
Ω	4.750%, 04/29/25	500	515,000
TOTAL GERMANY			34,190,242

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
IRELAND — (0.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	6.500%, 07/15/25		5,450	$6,106,817
	1.750%, 01/30/26		500	480,532
TOTAL IRELAND				6,587,349
ITALY — (0.7%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		800	821,491
Republic of Italy Government International Bond
	6.875%, 09/27/23		750	814,470
	2.375%, 10/17/24		1,161	1,176,148
	1.250%, 02/17/26		3,500	3,354,705
TOTAL ITALY				6,166,814
JAPAN — (6.4%)
7-Eleven, Inc.
Ω	0.950%, 02/10/26		8,176	7,773,391
Aircastle Ltd.
	4.125%, 05/01/24		2,000	2,066,908
Ω	5.250%, 08/11/25		50	54,049
	4.250%, 06/15/26		3,500	3,674,242
Honda Canada Finance, Inc.
	2.488%, 12/19/22	CAD	1,000	794,375
Japan Bank for International Cooperation
	2.750%, 01/21/26		3,000	3,112,512
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26		4,000	4,250,161
	2.757%, 09/13/26		1,000	1,015,855
Mizuho Financial Group, Inc.
Ω	3.477%, 04/12/26		3,300	3,455,568
Nissan Motor Acceptance Corp.
Ω	2.650%, 07/13/22		1,000	1,006,915
Ω	3.450%, 03/15/23		1,000	1,018,397
Ω	2.000%, 03/09/26		1,500	1,449,933
Nissan Motor Co. Ltd.
Ω	3.522%, 09/17/25		3,000	3,095,538
Nomura Holdings, Inc.
	2.648%, 01/16/25		5,500	5,570,523
	1.653%, 07/14/26		700	673,086
NTT Finance Corp.
Ω	0.583%, 03/01/24		2,750	2,690,847
Ω	1.162%, 04/03/26		2,886	2,777,039
	1.162%, 04/03/26		1,600	1,539,592
Sumitomo Mitsui Financial Group, Inc.
	2.348%, 01/15/25		270	272,853
#	0.948%, 01/12/26		5,200	4,966,832
	2.632%, 07/14/26		1,500	1,522,754
Sumitomo Mitsui Trust Bank Ltd.
#	1.550%, 03/25/26		800	782,211
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Toyota Motor Corp.
	1.339%, 03/25/26		6,163	$6,037,591
TOTAL JAPAN				59,601,172
NETHERLANDS — (1.2%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		1,450	1,478,617
ING Groep NV
Ω	4.625%, 01/06/26		6,100	6,665,998
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		3,000	3,047,516
TOTAL NETHERLANDS				11,192,131
NORWAY — (0.6%)
Aker BP ASA
Ω	2.875%, 01/15/26		5,400	5,513,599
SPAIN — (0.7%)
Banco Santander SA
	1.849%, 03/25/26		2,000	1,948,479
Santander Holdings USA, Inc.
	3.400%, 01/18/23		1,000	1,017,839
	3.244%, 10/05/26		3,000	3,067,597
Telefonica Emisiones SA
Ω	3.987%, 01/23/23	EUR	300	350,868
TOTAL SPAIN				6,384,783
SWEDEN — (0.6%)
Swedbank AB
Ω	1.538%, 11/16/26		6,300	6,140,610
SWITZERLAND — (1.4%)
Credit Suisse Group AG
	3.750%, 03/26/25		2,550	2,653,515
	4.550%, 04/17/26		3,500	3,769,870
UBS Group AG
Ω	4.125%, 09/24/25		3,000	3,189,637
	4.125%, 09/24/25		2,000	2,126,424
	4.125%, 04/15/26		1,000	1,068,955
TOTAL SWITZERLAND				12,808,401
UNITED KINGDOM — (5.9%)
AstraZeneca PLC
#	3.375%, 11/16/25		2,500	2,630,454
	0.700%, 04/08/26		5,820	5,531,216
Barclays PLC
Ω	3.125%, 01/17/24	GBP	2,000	2,745,413
	3.650%, 03/16/25		1,650	1,715,189
	4.375%, 01/12/26		2,160	2,306,947
BAT Capital Corp.
	3.215%, 09/06/26		1,000	1,017,868
BAT International Finance PLC
Ω	2.375%, 01/19/23	EUR	500	574,521
#	1.668%, 03/25/26		3,000	2,889,573

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
BP Capital Markets America, Inc.
	3.119%, 05/04/26		1,500	$1,553,814
CK Hutchison International 16 Ltd.
Ω	2.750%, 10/03/26		1,200	1,228,265
CNH Industrial Capital LLC
	4.375%, 04/05/22		150	150,923
	1.950%, 07/02/23		800	803,535
	4.200%, 01/15/24		1,567	1,635,461
HSBC Holdings PLC
	4.300%, 03/08/26		2,500	2,680,607
	3.900%, 05/25/26		3,000	3,174,924
LSEGA Financing PLC
Ω	1.375%, 04/06/26		5,700	5,486,680
Nationwide Building Society
Ω	3.900%, 07/21/25		1,800	1,900,214
Ω	1.000%, 08/28/25		2,600	2,512,536
#Ω	1.500%, 10/13/26		1,500	1,446,840
Natwest Group PLC
	4.800%, 04/05/26		5,800	6,316,004
Natwest Markets PLC
Ω	3.625%, 09/29/22		200	203,745
Reynolds American, Inc.
	4.450%, 06/12/25		1,500	1,590,670
Standard Chartered PLC
#Ω	3.200%, 04/17/25		2,000	2,044,760
Ω	4.050%, 04/12/26		2,400	2,534,774
TOTAL UNITED KINGDOM				54,674,933
UNITED STATES — (61.0%)
AbbVie, Inc.
	3.200%, 05/14/26		1,200	1,241,163
AES Corp.
Ω	3.300%, 07/15/25		1,500	1,528,650
Aetna, Inc.
	2.750%, 11/15/22		221	223,130
	3.500%, 11/15/24		412	428,136
Ally Financial, Inc.
	5.125%, 09/30/24		3,000	3,237,013
Amcor Finance USA, Inc.
	3.625%, 04/28/26		2,835	2,985,393
American Electric Power Co., Inc.
	1.000%, 11/01/25		678	653,082
American International Group, Inc.
	1.500%, 06/08/23	EUR	900	1,026,980
	4.125%, 02/15/24		3,300	3,462,591
American Tower Corp.
#	4.400%, 02/15/26		1,300	1,391,241
	1.600%, 04/15/26		4,500	4,356,034
Ameriprise Financial, Inc.
	2.875%, 09/15/26		2,500	2,579,499
Amgen, Inc.
#	2.600%, 08/19/26		5,000	5,104,778
Anthem, Inc.
	1.500%, 03/15/26		6,201	6,067,644
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Archer-Daniels-Midland Co.
#	2.500%, 08/11/26		476	$486,601
Ares Capital Corp.
	4.200%, 06/10/24		3,000	3,124,607
	3.250%, 07/15/25		2,500	2,546,314
Arrow Electronics, Inc.
	3.500%, 04/01/22		700	700,000
	3.250%, 09/08/24		1,400	1,439,859
	AT&T, Inc.
	4.000%, 11/25/25	CAD	2,000	1,648,806
	AvalonBay Communities, Inc.
	2.950%, 05/11/26		4,000	4,158,938
	Avient Corp.
	5.250%, 03/15/23		1,400	1,435,000
	Bank of America Corp.
	3.500%, 04/19/26		4,690	4,948,221
Boardwalk Pipelines LP
	4.950%, 12/15/24		3,937	4,193,809
	5.950%, 06/01/26		1,926	2,165,576
Boeing Co.
#	2.600%, 10/30/25		1,827	1,837,494
	3.100%, 05/01/26		4,100	4,164,896
	2.250%, 06/15/26		153	151,051
	Booking Holdings, Inc.
#	3.600%, 06/01/26		2,000	2,120,467
Boston Scientific Corp.
	3.850%, 05/15/25		318	335,680
	3.750%, 03/01/26		732	773,783
	Bristol-Myers Squibb Co.
	3.200%, 06/15/26		2,500	2,613,788
	Broadcom, Inc.
	4.700%, 04/15/25		5,150	5,531,312
	Brown & Brown, Inc.
	4.200%, 09/15/24		1,840	1,938,731
	Bunge Ltd. Finance Corp.
	4.350%, 03/15/24		4,319	4,534,316
Campbell Soup Co.
	2.500%, 08/02/22		886	893,303
	3.950%, 03/15/25		1,000	1,055,023
	3.300%, 03/19/25		1,223	1,274,553
	Capital One Financial Corp.
	3.200%, 02/05/25		1,000	1,031,287
	Cargill, Inc.
Ω	0.750%, 02/02/26		6,390	6,111,547
	Carrier Global Corp.
	2.242%, 02/15/25		564	568,818
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26		6,800	6,532,599
	CenterPoint Energy, Inc.
	1.450%, 06/01/26		500	484,860
Charles Schwab Corp.
	0.900%, 03/11/26		3,375	3,243,544
#	1.150%, 05/13/26		3,000	2,906,388
	Cigna Corp.
#	1.250%, 03/15/26		7,000	6,756,112
Citigroup, Inc.
	3.700%, 01/12/26		1,700	1,800,959

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	3.400%, 05/01/26	6,000	$6,301,740
	Citrix Systems, Inc.
#	1.250%, 03/01/26	1,000	982,740
	CNO Financial Group, Inc.
	5.250%, 05/30/25	5,500	5,965,568
Comcast Corp.
	3.950%, 10/15/25	3,900	4,172,107
	3.150%, 03/01/26	900	938,745
	Conagra Brands, Inc.
	4.300%, 05/01/24	704	740,917
	Constellation Brands, Inc.
	3.200%, 02/15/23	1,000	1,016,965
	Corporate Office Properties LP
	2.250%, 03/15/26	1,200	1,195,174
	Cox Communications, Inc.
Ω	3.850%, 02/01/25	380	397,583
	Crown Castle International Corp.
	1.050%, 07/15/26	6,000	5,661,998
	DCP Midstream Operating LP
	5.375%, 07/15/25	2,000	2,105,500
	Discover Bank
	3.450%, 07/27/26	2,000	2,083,477
Discover Financial Services
	3.750%, 03/04/25	1,200	1,255,964
	4.500%, 01/30/26	2,500	2,693,857
	Discovery Communications LLC
	4.900%, 03/11/26	3,186	3,457,429
	Dominion Energy, Inc.
	1.450%, 04/15/26	3,000	2,910,922
	DPL, Inc.
	4.125%, 07/01/25	2,000	2,038,590
	DTE Energy Co.
#	1.050%, 06/01/25	2,300	2,217,615
	DXC Technology Co.
	1.800%, 09/15/26	3,000	2,902,159
	Eastman Chemical Co.
	3.800%, 03/15/25	1,000	1,053,025
eBay, Inc.
	2.750%, 01/30/23	816	828,266
#	1.400%, 05/10/26	5,335	5,152,184
	Edison International
	4.950%, 04/15/25	5,500	5,921,287
Energy Transfer LP
	4.650%, 02/15/22	2,750	2,753,884
	3.450%, 01/15/23	500	507,982
	3.600%, 02/01/23	2,500	2,539,678
	4.750%, 01/15/26	500	536,995
	EPR Properties
	4.750%, 12/15/26	2,000	2,095,490
	Equinix, Inc.
#	1.450%, 05/15/26	4,000	3,857,256
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	4,394	4,601,533
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Exelon Generation Co. LLC
	3.250%, 06/01/25		2,500	$2,587,141
Expedia Group, Inc.
#	4.500%, 08/15/24		3,467	3,644,991
	5.000%, 02/15/26		1,000	1,096,375
Exxon Mobil Corp.
#	2.275%, 08/16/26		1,000	1,012,668
Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25		4,900	5,382,241
Fidelity National Information Services, Inc.
	1.150%, 03/01/26		6,100	5,837,297
First-Citizens Bank & Trust Co.
	5.000%, 08/01/23		2,335	2,451,460
Fiserv, Inc.
	3.200%, 07/01/26		6,500	6,736,349
Flex Ltd.
	4.750%, 06/15/25		650	699,515
	3.750%, 02/01/26		2,000	2,098,068
Ford Credit Canada Co.
	2.766%, 06/22/22	CAD	2,500	1,971,778
Ford Motor Credit Co. LLC
	4.134%, 08/04/25		2,000	2,045,700
Freeport-McMoRan, Inc.
	4.550%, 11/14/24		2,000	2,100,600
General Motors Financial Co., Inc.
#	2.750%, 06/20/25		3,500	3,544,217
	5.250%, 03/01/26		1,473	1,619,790
Gilead Sciences, Inc.
	3.700%, 04/01/24		2,651	2,755,824
	3.650%, 03/01/26		3,986	4,211,471
Global Payments, Inc.
	1.200%, 03/01/26		1,600	1,523,996
#	4.800%, 04/01/26		4,250	4,597,632
GLP Capital LP/GLP Financing II, Inc.
	3.350%, 09/01/24		3,125	3,202,953
Goldman Sachs Group, Inc.
	3.750%, 05/22/25		2,000	2,092,842
#	3.750%, 02/25/26		3,500	3,696,521
Graphic Packaging International LLC
	4.875%, 11/15/22		700	710,500
	4.125%, 08/15/24		824	859,020
Halliburton Co.
	3.500%, 08/01/23		800	819,821
Hanesbrands, Inc.
Ω	4.875%, 05/15/26		1,500	1,554,375
Harley-Davidson Financial Services, Inc.
Ω	0.900%, 11/19/24	EUR	1,000	1,139,477
HCA, Inc.
	5.375%, 02/01/25		3,250	3,458,845

DFA Targeted Credit Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	Healthcare Trust of America Holdings LP
	3.500%, 08/01/26		5,000	$5,254,848
Hewlett Packard Enterprise Co.
	4.450%, 10/02/23		2,302	2,405,097
#	4.900%, 10/15/25		2,000	2,161,999
	1.750%, 04/01/26		2,000	1,953,376
	Howmet Aerospace, Inc.
	6.875%, 05/01/25		112	123,900
HP, Inc.
	2.200%, 06/17/25		2,000	2,003,855
	1.450%, 06/17/26		1,175	1,129,983
	Humana, Inc.
	3.850%, 10/01/24		3,000	3,134,776
Hyatt Hotels Corp.
	3.375%, 07/15/23		714	726,539
	4.850%, 03/15/26		1,796	1,934,234
	Intercontinental Exchange, Inc.
	3.750%, 12/01/25		4,000	4,251,320
	International Business Machines Corp.
	3.300%, 05/15/26		5,680	5,935,878
	Interpublic Group of Cos., Inc.
	4.200%, 04/15/24		500	525,961
	Jabil, Inc.
	1.700%, 04/15/26		6,200	6,052,134
	Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27		2,500	2,771,369
	John Deere Capital Corp.
#	1.050%, 06/17/26		4,500	4,343,158
	John Deere Financial, Inc.
	1.630%, 04/09/26	CAD	3,500	2,661,145
JPMorgan Chase & Co.
	3.900%, 07/15/25		2,000	2,122,433
	3.300%, 04/01/26		2,262	2,362,511
	3.200%, 06/15/26		2,500	2,599,878
	Kinder Morgan Energy Partners LP
	3.950%, 09/01/22		706	713,383
	Laboratory Corp. of America Holdings
	1.550%, 06/01/26		6,502	6,304,119
	Las Vegas Sands Corp.
	2.900%, 06/25/25		1,000	996,256
	Lazard Group LLC
	3.750%, 02/13/25		1,000	1,047,057
	Liberty Mutual Group, Inc.
Ω	4.950%, 05/01/22		615	621,490
	Lincoln National Corp.
	3.350%, 03/09/25		1,000	1,040,570
	LYB International Finance III LLC
	1.250%, 10/01/25		566	549,202
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Marathon Petroleum Corp.
	3.625%, 09/15/24		100	$103,644
#	4.700%, 05/01/25		1,900	2,043,132
Marriott International, Inc.
	3.750%, 03/15/25		5,000	5,210,278
McDonald's Corp.
#	3.700%, 01/30/26		1,000	1,059,901
McKesson Corp.
	0.900%, 12/03/25		2,600	2,475,882
MGM Resorts International
	7.750%, 03/15/22		1,500	1,507,928
Molson Coors Beverage Co.
	3.000%, 07/15/26		5,500	5,666,152
Morgan Stanley
	3.875%, 04/29/24		900	939,748
	3.875%, 01/27/26		6,000	6,366,635
MPLX LP
	4.875%, 12/01/24		1,165	1,246,301
	1.750%, 03/01/26		1,000	974,882
National Rural Utilities Cooperative Finance Corp.
	1.000%, 06/15/26		7,400	7,093,242
NetApp, Inc.
	3.250%, 12/15/22		935	943,174
	1.875%, 06/22/25		100	98,765
Netflix, Inc.
	5.875%, 02/15/25		3,000	3,300,000
Newell Brands, Inc.
	4.875%, 06/01/25		2,000	2,099,740
NextEra Energy Operating Partners LP
Ω	3.875%, 10/15/26		1,000	1,007,500
NortonLifeLock, Inc.
	3.950%, 06/15/22		1,200	1,201,500
Nucor Corp.
	2.000%, 06/01/25		2,000	1,994,932
Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,500	2,636,141
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24		500	522,586
OneMain Finance Corp.
	6.875%, 03/15/25		3,585	3,889,725
Oracle Corp.
	2.950%, 05/15/25		5,000	5,105,996
	1.650%, 03/25/26		2,700	2,610,863
Penske Truck Leasing Canada, Inc.
	2.850%, 12/07/22	CAD	1,000	794,863
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.450%, 01/29/26		572	616,574
Ω	1.700%, 06/15/26		5,150	5,010,150
Perrigo Finance Unlimited Co.
	3.900%, 12/15/24		4,500	4,580,449

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Philip Morris International, Inc.
#	2.750%, 02/25/26	2,000	$2,048,200
	0.875%, 05/01/26	3,000	2,846,438
	Phillips 66
	1.300%, 02/15/26	1,500	1,441,152
Phillips 66 Partners LP
	2.450%, 12/15/24	1,000	1,013,360
	3.605%, 02/15/25	1,000	1,038,787
	3.550%, 10/01/26	193	201,160
Plains All American Pipeline LP/PAA Finance Corp.
	2.850%, 01/31/23	1,500	1,519,391
	3.600%, 11/01/24	1,500	1,552,723
	PNC Financial Services Group, Inc.
#	1.150%, 08/13/26	372	360,121
	PPG Industries, Inc.
	1.200%, 03/15/26	6,000	5,784,750
	Public Storage
#	0.875%, 02/15/26	6,500	6,233,087
PulteGroup, Inc.
	5.500%, 03/01/26	3,186	3,553,983
	5.000%, 01/15/27	2,000	2,219,420
	Qwest Corp.
	7.250%, 09/15/25	2,000	2,264,940
	Radian Group, Inc.
	4.500%, 10/01/24	3,500	3,578,750
	Realty Income Corp.
	0.750%, 03/15/26	2,000	1,901,341
	Roper Technologies, Inc.
	1.000%, 09/15/25	1,500	1,440,013
	Ross Stores, Inc.
#	0.875%, 04/15/26	2,024	1,929,344
	Royalty Pharma PLC
	1.200%, 09/02/25	1,000	960,318
	Ryder System, Inc.
	3.400%, 03/01/23	2,000	2,042,461
Seagate HDD Cayman
	4.750%, 06/01/23	2,000	2,059,760
	4.750%, 01/01/25	1,500	1,563,060
	Sealed Air Corp.
Ω	5.500%, 09/15/25	1,500	1,616,250
	Sensata Technologies BV
Ω	5.625%, 11/01/24	2,000	2,110,000
	Sherwin-Williams Co.
	2.750%, 06/01/22	98	98,461
	Simon Property Group LP
	3.500%, 09/01/25	2,000	2,098,219
	SLM Corp.
	3.125%, 11/02/26	3,000	2,887,500
Southwest Airlines Co.
	4.750%, 05/04/23	1,000	1,038,105
	5.250%, 05/04/25	3,500	3,818,079
	Southwestern Electric Power Co.
#	1.650%, 03/15/26	4,600	4,488,500
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Spectra Energy Partners LP
4.750%, 03/15/24		500	$527,227
Steel Dynamics, Inc.
2.400%, 06/15/25		100	100,813
Stryker Corp.
3.500%, 03/15/26		3,000	3,153,557
Sysco Corp.
1.250%, 06/23/23	EUR	225	256,401
T-Mobile USA, Inc.
4.000%, 04/15/22		1,239	1,240,598
TRI Pointe Group, Inc./TRI Pointe Homes, Inc.
5.875%, 06/15/24		250	264,195
Trinity Industries, Inc.
4.550%, 10/01/24		1,000	1,030,090
Truist Financial Corp.
3.700%, 06/05/25		1,500	1,584,334
UnitedHealth Group, Inc.
1.250%, 01/15/26		1,000	976,204
3.100%, 03/15/26		500	524,578
# 1.150%, 05/15/26		4,750	4,601,152
Unum Group
4.000%, 03/15/24		2,800	2,922,295
Utah Acquisition Sub, Inc.
3.950%, 06/15/26		6,000	6,335,142
Valero Energy Corp.
2.850%, 04/15/25		900	918,518
3.400%, 09/15/26		2,300	2,390,314
Ventas Realty LP
3.500%, 04/15/24		1,000	1,034,517
2.650%, 01/15/25		500	508,688
Verizon Communications, Inc.
1.450%, 03/20/26		5,200	5,075,173
ViacomCBS, Inc.
4.750%, 05/15/25		4,900	5,269,028
VMware, Inc.
1.400%, 08/15/26		7,107	6,807,786
Vontier Corp.
1.800%, 04/01/26		3,500	3,363,570
Vornado Realty LP
2.150%, 06/01/26		6,100	6,004,198
Walgreens Boots Alliance, Inc.
# 3.450%, 06/01/26		5,000	5,229,690
Walt Disney Co.
1.750%, 01/13/26		7,000	6,934,830
Waste Management, Inc.
0.750%, 11/15/25		2,000	1,912,407
Wells Fargo & Co.
3.550%, 09/29/25		1,000	1,049,950
3.000%, 04/22/26		2,000	2,055,809
2.975%, 05/19/26	CAD	2,500	1,987,846
# 3.000%, 10/23/26		1,000	1,027,430
Western Digital Corp.
4.750%, 02/15/26		3,000	3,148,245
Western Union Co.
1.350%, 03/15/26		6,000	5,768,106

DFA Targeted Credit Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Williams Cos., Inc.
	4.300%, 03/04/24	1,000	$1,047,096
	3.900%, 01/15/25	596	627,454
WRKCo, Inc.
	4.650%, 03/15/26	5,500	6,023,047
Xerox Holdings Corp.
Ω	5.000%, 08/15/25	3,500	3,545,815
TOTAL UNITED STATES			567,912,603
TOTAL BONDS			852,066,498
U.S. TREASURY OBLIGATIONS — (5.2%)
U.S. Treasury Notes
	0.375%, 01/31/26	28,200	26,923,289
	0.750%, 05/31/26	9,000	8,687,813
	0.875%, 06/30/26	8,500	8,243,672
	Face Amount^	Value†
	(000)

0.625%, 07/31/26	5,000	$4,790,820
TOTAL U.S. TREASURY OBLIGATIONS		48,645,594
TOTAL INVESTMENT SECURITIES (Cost $922,056,282)		900,712,092

		Shares
SECURITIES LENDING COLLATERAL — (3.2%)
@§	The DFA Short Term Investment Fund	2,601,243	30,093,786
TOTAL INVESTMENTS — (100.0%)
(Cost $952,149,290)^^			$930,805,878

As of January 31, 2022, DFA Targeted Credit Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	2,802,681	GBP	2,058,386	State Street Bank and Trust	02/24/22	$34,755
USD	15,978,339	CAD	20,090,178	HSBC Bank	03/03/22	173,898
USD	7,027,216	EUR	6,197,371	State Street Bank and Trust	04/05/22	54,652
USD	9,502,683	EUR	8,272,575	State Street Bank and Trust	04/12/22	193,491
Total Appreciation						$456,796
CAD	1,299,665	USD	1,033,714	Citibank, N.A.	02/11/22	$(11,287)
USD	6,442,841	CAD	8,195,133	Morgan Stanley and Co. International	02/11/22	(4,141)
EUR	6,197,371	USD	7,101,160	HSBC Bank	04/05/22	(128,596)
EUR	4,860,249	USD	5,495,762	HSBC Bank	04/12/22	(26,487)
Total (Depreciation)						$(170,511)
Total Appreciation (Depreciation)						$286,285
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$14,771,308	—	$14,771,308
Canada	—	51,151,704	—	51,151,704
Denmark	—	2,126,913	—	2,126,913
France	—	12,843,936	—	12,843,936
Germany	—	34,190,242	—	34,190,242
Ireland	—	6,587,349	—	6,587,349

DFA Targeted Credit Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Italy	—	$6,166,814	—	$6,166,814
Japan	—	59,601,172	—	59,601,172
Netherlands	—	11,192,131	—	11,192,131
Norway	—	5,513,599	—	5,513,599
Spain	—	6,384,783	—	6,384,783
Sweden	—	6,140,610	—	6,140,610
Switzerland	—	12,808,401	—	12,808,401
United Kingdom	—	54,674,933	—	54,674,933
United States	—	567,912,603	—	567,912,603
U.S. Treasury Obligations	—	48,645,594	—	48,645,594
Securities Lending Collateral	—	30,093,786	—	30,093,786
Forward Currency Contracts**	—	286,285	—	286,285
TOTAL	—	$931,092,163	—	$931,092,163
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Investment Grade Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
		Face Amount	Value†
		(000)
AGENCY OBLIGATIONS — (14.0%)
Federal Farm Credit Banks Funding Corp.
	2.630%, 08/03/26	5,760	$5,987,489
Federal Home Loan Bank
	2.750%, 12/13/24	37,645	39,081,674
	3.125%, 09/12/25	10,000	10,571,580
	5.750%, 06/12/26	11,775	13,787,155
	2.500%, 12/10/27	4,000	4,158,470
	3.000%, 03/10/28	30,815	32,890,923
	3.250%, 06/09/28	109,035	118,332,201
#	3.250%, 11/16/28	91,250	99,614,985
	2.125%, 09/14/29	10,000	10,164,876
	2.125%, 12/14/29	23,735	24,165,272
	5.500%, 07/15/36	22,355	31,354,952
Federal Home Loan Mortgage Corp.
#	6.750%, 09/15/29	76,476	104,263,347
	6.750%, 03/15/31	100,575	140,798,881
#	6.250%, 07/15/32	105,446	147,694,783
Federal National Mortgage Association
	2.125%, 04/24/26	86,970	88,995,917
#	1.875%, 09/24/26	168,929	171,004,455
#	0.750%, 10/08/27	73,250	69,373,817
#	6.250%, 05/15/29	102,508	133,296,784
	7.125%, 01/15/30	72,196	100,335,771
#	7.250%, 05/15/30	72,729	102,771,683
#	0.875%, 08/05/30	239,600	220,007,772
	6.625%, 11/15/30	103,212	142,200,068
Tennessee Valley Authority
	2.875%, 02/01/27	31,804	33,578,232
#	7.125%, 05/01/30	70,383	98,728,475
	1.500%, 09/15/31	10,000	9,613,599
	4.650%, 06/15/35	5,000	6,239,532
TOTAL AGENCY OBLIGATIONS			1,959,012,693
BONDS — (50.1%)
AUSTRALIA — (2.1%)
Australia & New Zealand Banking Group Ltd.
	3.700%, 11/16/25	6,110	6,530,608
Commonwealth Bank of Australia
#Ω	3.150%, 09/19/27	890	934,988
Ω	1.875%, 09/15/31	18,000	17,037,739
Glencore Funding LLC
Ω	2.500%, 09/01/30	5,000	4,679,568
Ω	2.850%, 04/27/31	17,500	16,727,194
Macquarie Bank Ltd.
Ω	3.900%, 01/15/26	24,711	26,374,018
		Face Amount	Value†
		(000)

AUSTRALIA — (Continued)
National Australia Bank Ltd.
	2.500%, 05/22/22	1,000	$1,006,184
	3.375%, 01/14/26	3,000	3,168,326
Ω	3.500%, 01/10/27	15,999	16,997,212
Westpac Banking Corp.
#	2.500%, 06/28/22	3,538	3,566,253
#	3.350%, 03/08/27	37,267	39,367,171
#	2.650%, 01/16/30	8,160	8,246,658
#	2.150%, 06/03/31	148,847	144,605,358
TOTAL AUSTRALIA			289,241,277
BELGIUM — (0.2%)
Anheuser-Busch InBev Worldwide, Inc.
	4.000%, 04/13/28	14,000	15,169,498
#	4.900%, 01/23/31	2,000	2,335,006
	5.875%, 06/15/35	2,846	3,554,595
Solvay Finance America LLC
Ω	4.450%, 12/03/25	865	927,129
TOTAL BELGIUM			21,986,228
CANADA — (1.3%)
Alimentation Couche-Tard, Inc.
Ω	3.550%, 07/26/27	2,780	2,911,359
Ω	3.439%, 05/13/41	10,600	10,439,146
Barrick North America Finance LLC
#	5.700%, 05/30/41	4,500	5,788,687
Brookfield Finance, Inc.
	4.350%, 04/15/30	5,500	6,008,355
Canadian Natural Resources Ltd.
	3.850%, 06/01/27	3,898	4,120,768
	2.950%, 07/15/30	12,722	12,675,451
	5.850%, 02/01/35	3,000	3,577,261
	6.250%, 03/15/38	6,000	7,569,283
Canadian Pacific Railway Co.
	3.700%, 02/01/26	4,880	5,170,155
Emera US Finance L.P.
	2.639%, 06/15/31	3,000	2,878,860
Enbridge, Inc.
	3.500%, 06/10/24	1,280	1,319,223
	3.700%, 07/15/27	275	290,219
Nutrien Ltd.
	3.000%, 04/01/25	3,460	3,554,540
Ontario Teachers' Finance Trust
Ω	2.000%, 04/16/31	44,200	43,250,197
Province of Alberta Canada
	1.300%, 07/22/30	10,000	9,333,022
Province of Ontario Canada
	1.125%, 10/07/30	21,000	19,382,360
	1.600%, 02/25/31	10,000	9,565,318

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

CANADA — (Continued)
Thomson Reuters Corp.
	4.300%, 11/23/23	5,120	$5,330,909
Toronto-Dominion Bank
#	2.000%, 09/10/31	7,000	6,630,869
TransCanada PipeLines Ltd.
	4.875%, 01/15/26	4,060	4,432,963
#	4.250%, 05/15/28	1,300	1,407,999
	4.625%, 03/01/34	17,266	19,467,689
TOTAL CANADA			185,104,633
DENMARK — (0.0%)
Danske Bank AS
Ω	4.375%, 06/12/28	2,000	2,152,112
FRANCE — (0.7%)
Airbus SE
Ω	3.150%, 04/10/27	7,500	7,795,417
BNP Paribas SA
Ω	3.500%, 11/16/27	500	520,525
Ω	4.400%, 08/14/28	2,600	2,826,444
BPCE SA
	4.000%, 04/15/24	10,414	10,918,139
Credit Agricole SA
Ω	3.875%, 04/15/24	8,591	8,998,354
Electricite de France SA
#Ω	3.625%, 10/13/25	6,638	6,951,497
Pernod Ricard SA
Ω	3.250%, 06/08/26	14,827	15,510,835
Sanofi
	3.625%, 06/19/28	20,000	21,752,149
Societe Generale SA
Ω	3.000%, 01/22/30	5,000	4,950,232
Total Capital International SA
	3.750%, 04/10/24	9,600	10,048,818
TotalEnergies Capital International SA
#	2.829%, 01/10/30	5,000	5,086,012
TOTAL FRANCE			95,358,422
GERMANY — (0.9%)
Bayer U.S. Finance II LLC
Ω	5.500%, 08/15/25	2,240	2,442,987
#Ω	4.375%, 12/15/28	14,000	15,154,083
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	9,544	9,849,797
BMW U.S. Capital LLC
Ω	2.800%, 04/11/26	21,530	22,187,227
Ω	3.300%, 04/06/27	6,742	7,130,134
Ω	4.150%, 04/09/30	1,330	1,469,418
Daimler Finance North America LLC
	8.500%, 01/18/31	28,596	41,536,655
Fresenius Medical Care U.S. Finance III, Inc.
Ω	2.375%, 02/16/31	21,000	19,377,782
		Face Amount	Value†
		(000)

GERMANY — (Continued)
Ω	3.000%, 12/01/31	8,409	$8,237,714
TOTAL GERMANY			127,385,797
IRELAND — (0.0%)
CRH America Finance, Inc.
Ω	3.950%, 04/04/28	1,520	1,643,946
ITALY — (0.1%)
Enel Finance International NV
Ω	3.500%, 04/06/28	2,800	2,917,146
Intesa Sanpaolo SpA
Ω	4.000%, 09/23/29	15,800	16,477,398
TOTAL ITALY			19,394,544
JAPAN — (1.3%)
7-Eleven, Inc.
Ω	1.800%, 02/10/31	8,000	7,343,617
#Ω	2.500%, 02/10/41	24,300	21,138,652
Beam Suntory, Inc.
	3.250%, 06/15/23	764	778,655
Mitsubishi UFJ Financial Group, Inc.
	3.850%, 03/01/26	1,195	1,269,736
#	3.677%, 02/22/27	4,465	4,743,769
	3.741%, 03/07/29	3,500	3,722,155
	3.195%, 07/18/29	2,777	2,851,599
	3.751%, 07/18/39	5,000	5,375,623
Mizuho Financial Group, Inc.
#	2.839%, 09/13/26	11,800	12,044,965
MUFG Bank Ltd.
	3.250%, 09/08/24	3,237	3,356,977
Nomura Holdings, Inc.
	3.103%, 01/16/30	10,062	10,058,158
	2.679%, 07/16/30	3,600	3,492,203
#	2.608%, 07/14/31	10,000	9,530,304
ORIX Corp.
#	2.250%, 03/09/31	10,000	9,713,014
StanCorp Financial Group, Inc.
	5.000%, 08/15/22	3,200	3,257,379
Sumitomo Mitsui Banking Corp.
#	3.950%, 07/19/23	5,931	6,147,787
Sumitomo Mitsui Financial Group, Inc.
#	3.784%, 03/09/26	5,242	5,569,454
	3.040%, 07/16/29	18,167	18,470,089
	2.130%, 07/08/30	12,200	11,568,095
	2.222%, 09/17/31	1,907	1,809,630
#	2.296%, 01/12/41	7,700	6,772,579
Toyota Motor Credit Corp.
#	2.625%, 01/10/23	2,999	3,045,108
#	3.200%, 01/11/27	24,036	25,341,373

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

JAPAN — (Continued)
#	3.650%, 01/08/29	11,108	$12,077,203
TOTAL JAPAN			189,478,124
NETHERLANDS — (1.1%)
Ahold Finance USA LLC
	6.875%, 05/01/29	704	888,902
Cooperatieve Rabobank UA
	3.875%, 02/08/22	4,090	4,092,092
	3.375%, 05/21/25	17,522	18,379,964
Heineken NV
Ω	2.750%, 04/01/23	2,219	2,254,013
ING Groep NV
#	3.950%, 03/29/27	4,000	4,277,293
	4.050%, 04/09/29	4,000	4,341,737
Shell International Finance BV
	3.250%, 05/11/25	31,117	32,521,426
#	2.875%, 05/10/26	29,810	30,975,993
#	2.500%, 09/12/26	11,039	11,280,485
#	3.875%, 11/13/28	4,000	4,343,404
#	2.750%, 04/06/30	25,000	25,376,205
#	4.125%, 05/11/35	9,350	10,513,799
TOTAL NETHERLANDS			149,245,313
NORWAY — (0.1%)
Equinor ASA
#	2.450%, 01/17/23	3,586	3,633,746
#	2.650%, 01/15/24	6,950	7,106,807
	1.750%, 01/22/26	3,000	2,968,937
TOTAL NORWAY			13,709,490
SPAIN — (0.3%)
Banco Santander SA
	3.800%, 02/23/28	7,000	7,378,141
#	3.490%, 05/28/30	4,000	4,118,379
Telefonica Emisiones SA
	4.665%, 03/06/38	2,755	3,016,345
Telefonica Europe BV
	8.250%, 09/15/30	16,567	22,823,324
TOTAL SPAIN			37,336,189
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.0%)
Inter-American Development Bank
	6.750%, 07/15/27	1,942	2,413,614
SWITZERLAND — (1.5%)
ABB Finance USA, Inc.
#	2.875%, 05/08/22	3,884	3,905,732
Credit Suisse AG
	3.625%, 09/09/24	11,475	11,968,618
Nestle Holdings, Inc.
#Ω	1.250%, 09/15/30	62,780	57,319,419
#Ω	1.875%, 09/14/31	60,500	57,377,820
Novartis Capital Corp.
	3.100%, 05/17/27	7,083	7,418,143
	2.200%, 08/14/30	44,400	43,500,442
		Face Amount	Value†
		(000)

SWITZERLAND — (Continued)
Roche Holdings, Inc.
Ω	2.625%, 05/15/26	1,000	$1,031,511
UBS Group AG
#Ω	4.125%, 09/24/25	20,990	22,316,825
TOTAL SWITZERLAND			204,838,510
UNITED KINGDOM — (2.0%)
Ashtead Capital, Inc.
Ω	2.450%, 08/12/31	2,750	2,602,234
AstraZeneca PLC
#	3.375%, 11/16/25	8,259	8,689,967
	6.450%, 09/15/37	4,500	6,326,462
Barclays PLC
	3.650%, 03/16/25	14,330	14,896,154
	4.375%, 01/12/26	9,970	10,648,268
BAT Capital Corp.
#	4.906%, 04/02/30	21,000	22,895,856
BP Capital Markets America, Inc.
	3.119%, 05/04/26	8,415	8,716,898
#	4.234%, 11/06/28	1,267	1,392,621
#	3.060%, 06/17/41	18,000	17,033,943
BP Capital Markets PLC
	3.535%, 11/04/24	1,340	1,399,956
	3.017%, 01/16/27	1,700	1,734,086
	3.279%, 09/19/27	11,000	11,528,071
British Telecommunications PLC
#	5.125%, 12/04/28	7,200	7,963,151
Ω	3.250%, 11/08/29	3,000	2,984,745
Diageo Capital PLC
	2.375%, 10/24/29	1,350	1,335,361
	2.125%, 04/29/32	14,300	13,590,966
GlaxoSmithKline Capital, Inc.
#	3.875%, 05/15/28	2,700	2,922,788
#	6.375%, 05/15/38	957	1,341,080
HSBC Holdings PLC
	4.300%, 03/08/26	13,770	14,764,782
	3.900%, 05/25/26	12,666	13,404,529
	4.950%, 03/31/30	13,500	15,373,845
HSBC USA, Inc.
	3.500%, 06/23/24	7,593	7,913,737
Lloyds Banking Group PLC
	3.750%, 01/11/27	10,250	10,832,905
#	4.375%, 03/22/28	9,000	9,829,651
LSEGA Financing P.L.C.
Ω	3.200%, 04/06/41	15,902	15,687,179
Mead Johnson Nutrition Co.
	4.125%, 11/15/25	5,931	6,386,682
Nationwide Building Society
Ω	3.900%, 07/21/25	4,600	4,856,102
Natwest Group PLC
	4.800%, 04/05/26	4,800	5,227,038
Prudential PLC
	3.125%, 04/14/30	1,500	1,563,322
RELX Capital, Inc.
	3.000%, 05/22/30	900	919,674
Santander UK PLC
#	4.000%, 03/13/24	8,788	9,211,805

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED KINGDOM — (Continued)
Standard Chartered PLC
Ω	4.050%, 04/12/26	4,380	$4,625,963
Unilever Capital Corp.
	5.900%, 11/15/32	4,800	6,153,139
Vodafone Group PLC
#	7.875%, 02/15/30	7,107	9,629,339
	5.000%, 05/30/38	1,400	1,644,222
TOTAL UNITED KINGDOM			276,026,521
UNITED STATES — (38.5%)
3M Co.
#	2.875%, 10/15/27	13,290	13,866,058
Abbott Laboratories
#	2.950%, 03/15/25	7,469	7,721,432
AbbVie, Inc.
	3.250%, 10/01/22	3,562	3,598,022
	3.600%, 05/14/25	5,200	5,441,849
	4.250%, 11/14/28	25,500	27,901,290
Activision Blizzard, Inc.
	3.400%, 06/15/27	6,308	6,665,582
	1.350%, 09/15/30	8,000	7,233,109
Aetna, Inc.
#	2.750%, 11/15/22	3,570	3,604,403
	3.500%, 11/15/24	5,359	5,568,882
#	6.750%, 12/15/37	8,500	11,800,106
Affiliated Managers Group, Inc.
	3.500%, 08/01/25	3,410	3,559,530
	3.300%, 06/15/30	20,900	21,450,140
Aflac, Inc.
	3.600%, 04/01/30	2,000	2,143,682
Alabama Power Co.
#	2.800%, 04/01/25	2,560	2,624,312
Albemarle Corp.
	4.150%, 12/01/24	7,365	7,788,635
Allegion PLC
	3.500%, 10/01/29	10,000	10,341,376
Allstate Corp.
	5.350%, 06/01/33	7,500	9,099,353
Ally Financial, Inc.
	8.000%, 11/01/31	4,200	5,691,889
Alphabet, Inc.
#	1.998%, 08/15/26	12,785	12,893,417
#	1.100%, 08/15/30	29,629	27,012,515
Altria Group, Inc.
#	4.800%, 02/14/29	460	505,548
#	3.400%, 05/06/30	10,500	10,547,114
#	2.450%, 02/04/32	23,149	21,049,657
	3.400%, 02/04/41	5,000	4,306,973
Amazon.com, Inc.
#	1.200%, 06/03/27	5,000	4,802,209
	3.150%, 08/22/27	9,200	9,680,340
#	1.500%, 06/03/30	50,080	47,014,114
#	2.100%, 05/12/31	79,900	77,623,251
	4.800%, 12/05/34	5,500	6,736,278
Amcor Flexibles North America, Inc.
	2.630%, 06/19/30	2,500	2,455,060
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Ameren Corp.
#	3.650%, 02/15/26	10,631	$11,191,909
American Express Co.
Ω	3.300%, 05/03/27	16,929	17,668,226
American Honda Finance Corp.
	2.300%, 09/09/26	16,110	16,273,788
American International Group, Inc.
	4.125%, 02/15/24	10,069	10,565,100
	3.750%, 07/10/25	3,247	3,430,722
	4.200%, 04/01/28	2,100	2,298,293
	4.700%, 07/10/35	5,000	5,768,261
American Tower Corp.
	2.300%, 09/15/31	3,500	3,272,130
American Water Capital Corp.
#	3.850%, 03/01/24	2,115	2,200,595
	2.950%, 09/01/27	584	601,671
AmerisourceBergen Corp.
	3.400%, 05/15/24	1,223	1,266,740
	3.450%, 12/15/27	3,000	3,147,012
	2.800%, 05/15/30	29,884	29,943,756
Amgen, Inc.
#	3.625%, 05/22/24	6,399	6,652,294
#	2.600%, 08/19/26	10,375	10,592,414
	2.300%, 02/25/31	5,000	4,826,681
#	2.000%, 01/15/32	10,000	9,289,704
	2.800%, 08/15/41	19,750	17,819,128
Analog Devices, Inc.
#	3.500%, 12/05/26	11,977	12,750,264
Anthem, Inc.
	3.125%, 05/15/22	1,277	1,285,854
#	3.500%, 08/15/24	4,986	5,180,583
#	4.101%, 03/01/28	16,600	17,996,795
	5.950%, 12/15/34	1,300	1,687,761
Aon Corp.
	4.500%, 12/15/28	2,300	2,555,399
	3.750%, 05/02/29	1,500	1,599,652
	2.800%, 05/15/30	5,000	4,993,214
Aon PLC
#	4.000%, 11/27/23	4,000	4,147,230
	3.500%, 06/14/24	9,147	9,483,552
Apple, Inc.
	2.450%, 08/04/26	17,090	17,460,285
#	3.350%, 02/09/27	33,607	35,568,219
	3.000%, 06/20/27	11,436	11,985,562
	2.900%, 09/12/27	4,400	4,572,984
#	3.000%, 11/13/27	26,919	28,085,765
	2.200%, 09/11/29	2,000	1,985,650
	1.650%, 05/11/30	18,500	17,451,234
	1.250%, 08/20/30	5,000	4,549,253
#	1.650%, 02/08/31	103,000	96,679,455
#	1.700%, 08/05/31	9,500	8,919,905
	4.500%, 02/23/36	2,000	2,389,792
Applied Materials, Inc.
	3.300%, 04/01/27	16,750	17,631,459
Ares Capital Corp.
	3.200%, 11/15/31	13,500	12,645,917

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
Arizona Public Service Co.
3.150%, 05/15/25	9,580	$9,875,017
2.200%, 12/15/31	4,000	3,770,346
Arrow Electronics, Inc.
3.875%, 01/12/28	12,338	13,048,504
Assurant, Inc.
2.650%, 01/15/32	4,000	3,797,348
Assured Guaranty U.S. Holdings, Inc.
# 3.150%, 06/15/31	5,000	5,050,419
AT&T, Inc.
# 2.750%, 06/01/31	1,000	986,482
2.550%, 12/01/33	10,034	9,431,331
3.500%, 06/01/41	27,000	26,314,786
Atmos Energy Corp.
# 1.500%, 01/15/31	750	678,355
Autodesk, Inc.
4.375%, 06/15/25	3,015	3,230,172
# 3.500%, 06/15/27	12,009	12,658,377
Automatic Data Processing, Inc.
# 3.375%, 09/15/25	9,764	10,308,984
1.250%, 09/01/30	20,957	19,144,250
AutoNation, Inc.
2.400%, 08/01/31	7,150	6,655,663
AutoZone, Inc.
2.875%, 01/15/23	11,113	11,257,354
3.250%, 04/15/25	5,203	5,387,884
# 3.125%, 04/21/26	988	1,023,594
Avnet, Inc.
4.625%, 04/15/26	5,560	5,953,990
3.000%, 05/15/31	7,500	7,215,013
AXIS Specialty Finance PLC
4.000%, 12/06/27	20,320	21,666,220
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc.
3.337%, 12/15/27	1,900	1,985,500
Baker Hughes Holdings LLC
5.125%, 09/15/40	2,677	3,180,063
Bank of America Corp.
# 4.000%, 04/01/24	3,120	3,275,365
Bank of America Corp., Floating Rate Note, 3M USD LIBOR + 1.040%, FRN
(r) 3.419%, 12/20/28	3,285	3,411,628
Bank of New York Mellon Corp.
3.650%, 02/04/24	5,524	5,747,743
1.600%, 04/24/25	15,050	14,910,531
2.800%, 05/04/26	2,088	2,152,130
Baxter International, Inc.
2.600%, 08/15/26	3,951	4,015,259
Berkshire Hathaway Finance Corp.
1.850%, 03/12/30	41,000	39,460,751
1.450%, 10/15/30	95,147	88,239,552
Berkshire Hathaway, Inc.
3.125%, 03/15/26	24,128	25,230,487
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Best Buy Co., Inc.
	4.450%, 10/01/28	19,493	$21,541,252
Biogen, Inc.
	4.050%, 09/15/25	6,950	7,355,304
#	2.250%, 05/01/30	20,320	19,149,474
Black Hills Corp.
	2.500%, 06/15/30	2,850	2,757,967
	4.350%, 05/01/33	1,750	1,924,736
BlackRock, Inc.
#	3.200%, 03/15/27	14,563	15,367,029
#	3.250%, 04/30/29	6,942	7,348,088
	2.400%, 04/30/30	36,500	36,100,045
	1.900%, 01/28/31	81,317	77,419,670
Boeing Co.
	2.500%, 03/01/25	6,399	6,447,823
	2.600%, 10/30/25	2,568	2,582,750
	3.200%, 03/01/29	5,000	5,021,946
	2.950%, 02/01/30	5,000	4,893,986
#	3.250%, 02/01/35	2,463	2,354,071
	3.550%, 03/01/38	2,150	2,060,246
Booking Holdings, Inc.
	3.600%, 06/01/26	4,494	4,764,688
	4.625%, 04/13/30	7,210	8,242,689
Boston Properties LP
	3.250%, 01/30/31	2,300	2,340,877
Boston Scientific Corp.
	4.550%, 03/01/39	400	450,618
BP Capital Markets America, Inc.
#	3.017%, 01/16/27	3,773	3,907,013
Bristol-Myers Squibb Co.
	4.125%, 06/15/39	5,500	6,187,515
Broadcom, Inc.
#	4.300%, 11/15/32	31,000	33,131,963
#Ω	3.469%, 04/15/34	5,000	4,952,604
#Ω	3.137%, 11/15/35	17,502	16,589,879
Ω	3.500%, 02/15/41	8,150	7,738,590
Brown & Brown, Inc.
	4.200%, 09/15/24	4,660	4,910,047
#	2.375%, 03/15/31	3,000	2,849,906
Bunge Ltd. Finance Corp.
#	3.750%, 09/25/27	15,000	15,969,451
Burlington Northern Santa Fe LLC
	7.000%, 12/15/25	858	1,016,271
Camden Property Trust
	2.800%, 05/15/30	1,500	1,514,878
Campbell Soup Co.
	3.300%, 03/19/25	3,045	3,173,356
#	4.150%, 03/15/28	5,628	6,096,873
Capital One Financial Corp.
	3.750%, 04/24/24	4,607	4,797,346
	3.200%, 02/05/25	2,700	2,784,476
	3.750%, 03/09/27	14,165	14,988,852
	3.800%, 01/31/28	5,600	5,918,892
Cardinal Health, Inc.
#	3.410%, 06/15/27	17,718	18,585,408

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Cargill, Inc.
Ω	2.125%, 04/23/30	6,060	$5,865,047
	Carrier Global Corp.
#	2.700%, 02/15/31	2,500	2,456,389
	CenterPoint Energy Resources Corp.
	4.000%, 04/01/28	4,800	5,137,622
	Charles Schwab Corp.
	3.000%, 03/10/25	12,777	13,213,233
	3.625%, 04/01/25	7,358	7,724,740
	Chevron Corp.
	1.554%, 05/11/25	10,000	9,932,958
	1.995%, 05/11/27	2,300	2,290,619
	2.236%, 05/11/30	38,971	38,351,494
	Chevron USA, Inc.
#	3.250%, 10/15/29	17,685	18,732,432
	Choice Hotels International, Inc.
	3.700%, 12/01/29	2,750	2,863,960
	Chubb INA Holdings, Inc.
	3.350%, 05/15/24	5,120	5,319,273
	Cigna Corp.
	3.500%, 06/15/24	1,792	1,857,054
	3.400%, 03/01/27	14,920	15,586,345
	4.375%, 10/15/28	2,500	2,751,270
	2.400%, 03/15/30	2,700	2,608,650
	3.200%, 03/15/40	1,600	1,540,088
	Cincinnati Financial Corp.
	6.920%, 05/15/28	4,000	5,020,954
	Clorox Co.
	3.100%, 10/01/27	5,077	5,285,308
#	3.900%, 05/15/28	16,112	17,626,042
	CME Group, Inc.
#	3.000%, 03/15/25	2,833	2,937,747
	CMS Energy Corp.
	3.600%, 11/15/25	3,163	3,315,652
	3.000%, 05/15/26	4,942	5,093,157
	CNA Financial Corp.
	4.500%, 03/01/26	21,057	22,843,696
	3.900%, 05/01/29	2,450	2,655,270
	Coca-Cola Co.
#	2.900%, 05/25/27	8,535	8,932,708
	Comcast Corp.
	3.150%, 03/01/26	9,198	9,593,972
	3.150%, 02/15/28	5,000	5,218,774
	4.250%, 10/15/30	10,000	11,171,142
	4.250%, 01/15/33	22,000	24,862,820
	7.050%, 03/15/33	2,200	3,047,083
	Comerica, Inc.
	4.000%, 02/01/29	6,000	6,530,995
	Conagra Brands, Inc.
	4.850%, 11/01/28	970	1,085,184
	Consolidated Edison Co. of New York, Inc.
	3.300%, 12/01/24	1,280	1,326,147
	5.300%, 03/01/35	400	477,663
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Constellation Brands, Inc.
#	3.600%, 02/15/28	10,825	$11,417,474
	3.150%, 08/01/29	7,000	7,154,045
Costco Wholesale Corp.
#	3.000%, 05/18/27	19,300	20,197,921
#	1.375%, 06/20/27	1,700	1,642,299
#	1.600%, 04/20/30	87,012	81,810,524
	1.750%, 04/20/32	93,900	87,646,812
Cox Communications, Inc.
#Ω	3.850%, 02/01/25	6,790	7,104,177
Ω	3.500%, 08/15/27	1,200	1,253,799
	Crown Castle International Corp.
	2.900%, 04/01/41	17,205	15,615,210
CVS Health Corp.
#	3.375%, 08/12/24	11,857	12,288,396
	3.875%, 07/20/25	13,408	14,184,742
	3.250%, 08/15/29	4,000	4,125,784
	Danaher Corp.
	3.350%, 09/15/25	1,483	1,549,237
	Dentsply Sirona, Inc.
	3.250%, 06/01/30	5,500	5,653,943
	Discover Bank
	4.650%, 09/13/28	2,800	3,090,418
Discovery Communications LLC
	3.900%, 11/15/24	5,376	5,642,813
	3.450%, 03/15/25	5,671	5,860,392
#	3.625%, 05/15/30	5,000	5,153,223
	Dollar General Corp.
	3.250%, 04/15/23	4,983	5,074,469
	Dollar Tree, Inc.
#	4.200%, 05/15/28	21,641	23,493,037
	Dominion Energy, Inc.
	3.900%, 10/01/25	10,013	10,606,108
	DTE Energy Co.
	2.850%, 10/01/26	1,000	1,023,533
Duke Energy Corp.
#	3.750%, 04/15/24	5,205	5,402,261
#	3.300%, 06/15/41	25,250	24,195,068
	Eagle Materials, Inc.
	2.500%, 07/01/31	3,000	2,868,431
	Eastman Chemical Co.
	3.800%, 03/15/25	9,527	10,032,171
	Eaton Corp.
#	4.000%, 11/02/32	13,775	15,337,047
	Eaton Vance Corp.
#	3.500%, 04/06/27	10,462	10,954,478
	eBay, Inc.
	3.600%, 06/05/27	13,375	14,175,639
	Ecolab, Inc.
	2.700%, 11/01/26	2,959	3,059,291
	EI du Pont de Nemours & Co.
	2.300%, 07/15/30	4,000	3,929,519
	Electronic Arts, Inc.
	4.800%, 03/01/26	9,836	10,816,461

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	Emerson Electric Co.
	3.150%, 06/01/25	5,312	$5,519,427
Enterprise Products Operating LLC
#	3.900%, 02/15/24	1,680	1,751,301
	6.875%, 03/01/33	1,800	2,361,942
	EOG Resources, Inc.
#	4.375%, 04/15/30	6,000	6,724,328
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	6,590	6,901,252
	ERP Operating LP
#	2.500%, 02/15/30	2,800	2,794,562
	Eversource Energy
	4.250%, 04/01/29	1,000	1,093,068
Exelon Corp.
	3.950%, 06/15/25	417	440,660
#	3.400%, 04/15/26	20,540	21,532,370
	Extra Space Storage LP
	2.350%, 03/15/32	11,100	10,411,348
Exxon Mobil Corp.
#	2.275%, 08/16/26	2,000	2,025,336
#	2.440%, 08/16/29	1,500	1,498,634
	3.482%, 03/19/30	10,000	10,687,911
FedEx Corp.
#	3.400%, 02/15/28	5,250	5,538,499
	4.900%, 01/15/34	2,075	2,398,416
	3.900%, 02/01/35	2,800	2,997,208
#	3.250%, 05/15/41	5,000	4,796,529
	Fidelity National Financial, Inc.
	3.400%, 06/15/30	18,654	19,154,699
	Fidelity National Information Services, Inc.
	3.100%, 03/01/41	5,000	4,698,992
	Fifth Third Bancorp
#	3.950%, 03/14/28	26,032	28,005,430
	First American Financial Corp.
	2.400%, 08/15/31	10,094	9,596,623
Flex Ltd.
	4.875%, 06/15/29	1,700	1,881,817
#	4.875%, 05/12/30	4,000	4,419,170
	Flowserve Corp.
	2.800%, 01/15/32	13,200	12,425,688
	FMR LLC
Ω	4.950%, 02/01/33	2,400	2,823,637
	Fortune Brands Home & Security, Inc.
#	3.250%, 09/15/29	4,300	4,405,862
GATX Corp.
	3.250%, 03/30/25	3,170	3,269,125
#	3.250%, 09/15/26	7,749	7,971,031
	GE Capital Funding LLC
	4.550%, 05/15/32	4,000	4,525,355
	GE Capital International Funding Co. Unlimited Co.
	4.418%, 11/15/35	271	309,086
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	General Dynamics Corp.
	4.250%, 04/01/40	4,200	$4,838,791
	General Electric Co.
#	6.750%, 03/15/32	15,646	20,542,379
	General Mills, Inc.
	4.200%, 04/17/28	8,600	9,361,578
	General Motors Co.
	5.150%, 04/01/38	3,669	4,168,725
General Motors Financial Co., Inc.
	5.250%, 03/01/26	14,136	15,544,709
	4.350%, 01/17/27	1,863	1,992,255
Georgia Power Co.
	3.250%, 04/01/26	3,000	3,106,098
	3.250%, 03/30/27	15,966	16,534,720
	Georgia-Pacific LLC
	7.750%, 11/15/29	1,000	1,361,503
	Gilead Sciences, Inc.
	3.700%, 04/01/24	10,612	11,031,614
Global Payments, Inc.
	4.800%, 04/01/26	7,031	7,606,106
	4.450%, 06/01/28	8,020	8,734,478
Goldman Sachs Group, Inc.
	4.000%, 03/03/24	26,404	27,588,604
	3.750%, 05/22/25	6,213	6,501,414
	3.750%, 02/25/26	10,350	10,931,140
	2.600%, 02/07/30	5,000	4,899,722
	3.800%, 03/15/30	12,000	12,765,564
	6.125%, 02/15/33	2,421	3,074,798
	6.250%, 02/01/41	750	1,032,818
	Halliburton Co.
#	2.920%, 03/01/30	1,000	1,002,386
	Harley-Davidson, Inc.
#	3.500%, 07/28/25	5,593	5,796,203
	Hasbro, Inc.
#	3.500%, 09/15/27	3,300	3,445,044
	Health Care Service Corp. A Mutual Legal Reserve Co.
Ω	2.200%, 06/01/30	27,600	26,194,503
	Healthcare Trust of America Holdings LP
#	2.000%, 03/15/31	1,800	1,662,475
	Home Depot, Inc.
	5.400%, 09/15/40	5,200	6,683,435
Honeywell International, Inc.
#	2.500%, 11/01/26	18	18,427
	5.375%, 03/01/41	670	885,465
	HP, Inc.
#	3.400%, 06/17/30	50,835	52,017,407
	Humana, Inc.
	3.850%, 10/01/24	5,825	6,086,690
Intel Corp.
#	3.150%, 05/11/27	2,500	2,617,213
#	4.000%, 12/15/32	3,200	3,603,858
	4.600%, 03/25/40	5,000	5,870,891
Intercontinental Exchange, Inc.
#	3.750%, 12/01/25	11,500	12,222,545
	2.650%, 09/15/40	5,000	4,568,600

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
International Business Machines Corp.
#	3.375%, 08/01/23	4,409	$4,543,530
#	3.625%, 02/12/24	4,600	4,783,079
#	3.300%, 01/27/27	26,154	27,516,980
#	1.950%, 05/15/30	22,940	21,693,763
	2.850%, 05/15/40	9,491	8,828,641
Interpublic Group of Cos., Inc.
	4.200%, 04/15/24	1,953	2,054,404
	4.750%, 03/30/30	1,175	1,331,201
Interstate Power & Light Co.
	2.300%, 06/01/30	3,978	3,827,972
Invitation Homes Operating Partnership L.P.
	2.700%, 01/15/34	1,500	1,405,610
ITC Holdings Corp.
	3.650%, 06/15/24	9,714	10,048,586
J M Smucker Co.
#	3.500%, 03/15/25	6,042	6,333,938
	4.250%, 03/15/35	2,000	2,235,240
Jabil, Inc.
	3.600%, 01/15/30	23,550	24,483,368
	3.000%, 01/15/31	15,033	14,892,706
Janus Henderson U.S. Holdings, Inc.
	4.875%, 08/01/25	9,046	9,747,649
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.
	4.850%, 01/15/27	6,594	7,309,762
	2.625%, 10/15/31	6,900	6,578,851
Johnson & Johnson
	2.450%, 03/01/26	3,212	3,282,250
#	1.300%, 09/01/30	40,000	37,073,512
	4.950%, 05/15/33	4,000	4,980,890
	4.375%, 12/05/33	10,000	11,788,644
	3.550%, 03/01/36	9,000	9,842,977
Johnson Controls International PLC
	3.625%, 07/02/24	915	954,258
JPMorgan Chase & Co.
#	3.625%, 05/13/24	12,131	12,678,457
#	3.900%, 07/15/25	22,416	23,788,233
	3.200%, 06/15/26	676	703,007
	5.500%, 10/15/40	4,000	5,177,692
Juniper Networks, Inc.
	3.750%, 08/15/29	4,000	4,213,595
	2.000%, 12/10/30	5,000	4,577,951
Kellogg Co.
	3.250%, 04/01/26	8,739	9,093,216
#	3.400%, 11/15/27	14,600	15,363,091
	7.450%, 04/01/31	6,959	9,507,650
Kemper Corp.
#	2.400%, 09/30/30	6,265	5,970,261
Keurig Dr Pepper, Inc.
	3.400%, 11/15/25	5,885	6,095,424
Kilroy Realty LP
	3.050%, 02/15/30	8,000	7,982,912
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
	2.500%, 11/15/32	17,100	$15,984,609
	Kimco Realty Corp.
	2.250%, 12/01/31	10,200	9,627,722
	Kinder Morgan Energy Partners LP
	6.950%, 01/15/38	5,000	6,590,923
Kroger Co.
#	3.850%, 08/01/23	2,330	2,402,602
	7.500%, 04/01/31	16,177	22,020,306
	L3Harris Technologies, Inc.
	3.950%, 05/28/24	2,469	2,577,038
Laboratory Corp. of America Holdings
	4.000%, 11/01/23	3,840	3,972,761
#	3.600%, 09/01/27	2,500	2,640,375
	Lazard Group LLC
	4.500%, 09/19/28	18,426	20,347,374
	Lear Corp.
	3.800%, 09/15/27	1,423	1,502,024
Legg Mason, Inc.
#	3.950%, 07/15/24	4,736	4,974,221
	4.750%, 03/15/26	9,317	10,268,585
	Leidos, Inc.
	2.300%, 02/15/31	12,800	11,777,472
	Liberty Mutual Group, Inc.
Ω	4.569%, 02/01/29	10,665	12,013,662
	Lincoln National Corp.
#	3.400%, 01/15/31	10,680	11,171,252
	Lockheed Martin Corp.
	3.550%, 01/15/26	4,800	5,086,246
Loews Corp.
	2.625%, 05/15/23	3,761	3,809,868
#	3.750%, 04/01/26	11,870	12,677,202
Lowe's Cos., Inc.
	3.120%, 04/15/22	292	292,695
	2.800%, 09/15/41	25,000	22,819,339
	LyondellBasell Industries NV
	5.750%, 04/15/24	1,611	1,732,974
	Manufacturers & Traders Trust Co.
	2.900%, 02/06/25	8,028	8,292,131
	Marathon Petroleum Corp.
#	3.625%, 09/15/24	7,691	7,971,231
	Marriott International, Inc.
	2.750%, 10/15/33	7,200	6,723,490
	Mars, Inc.
#Ω	1.625%, 07/16/32	8,550	7,830,749
Marsh & McLennan Cos., Inc.
	3.500%, 06/03/24	8,320	8,648,401
	3.750%, 03/14/26	3,300	3,523,979
	2.375%, 12/15/31	1,861	1,799,249
	Maxim Integrated Products, Inc.
	3.450%, 06/15/27	5,931	6,271,388
Medtronic, Inc.
#	3.500%, 03/15/25	616	647,011
	4.375%, 03/15/35	4,465	5,226,124

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Merck & Co., Inc.
#	2.750%, 02/10/25	11,609	$11,975,109
#	3.400%, 03/07/29	13,884	14,753,245
#	1.450%, 06/24/30	57,700	53,469,409
MetLife, Inc.
#	3.600%, 04/10/24	4,140	4,320,722
	6.375%, 06/15/34	19,000	25,583,079
#	5.700%, 06/15/35	8,400	10,789,621
Micron Technology, Inc.
#	4.663%, 02/15/30	330	364,795
#	3.366%, 11/01/41	1,000	951,580
Microsoft Corp.
#	3.300%, 02/06/27	14,692	15,579,912
Molson Coors Beverage Co.
#	3.500%, 05/01/22	787	792,451
	3.000%, 07/15/26	18,416	18,972,337
Morgan Stanley
#	3.875%, 04/29/24	8,982	9,378,685
	3.875%, 01/27/26	18,683	19,824,640
	3.625%, 01/20/27	15,726	16,600,273
	7.250%, 04/01/32	7,000	9,681,719
Morgan Stanley Domestic Holdings, Inc.
	4.500%, 06/20/28	8,496	9,316,465
Mosaic Co.
	4.250%, 11/15/23	1,336	1,390,850
	4.050%, 11/15/27	6,000	6,395,531
Motorola Solutions, Inc.
	4.600%, 05/23/29	4,700	5,219,436
	2.300%, 11/15/30	25,444	23,781,112
MPLX LP
	4.125%, 03/01/27	12,020	12,794,424
Mylan, Inc.
	4.200%, 11/29/23	3,480	3,611,982
National Rural Utilities Cooperative Finance Corp.
	8.000%, 03/01/32	2,708	3,858,135
NetApp, Inc.
	3.250%, 12/15/22	1,088	1,097,512
	3.300%, 09/29/24	3,451	3,565,292
#	2.700%, 06/22/30	5,000	4,913,257
NewMarket Corp.
	2.700%, 03/18/31	4,000	3,896,309
NextEra Energy Capital Holdings, Inc.
	3.550%, 05/01/27	25,641	27,053,978
NIKE, Inc.
#	2.375%, 11/01/26	13,083	13,415,971
	2.850%, 03/27/30	52,300	53,866,316
	3.250%, 03/27/40	5,000	5,096,405
Northern Trust Corp.
#	1.950%, 05/01/30	23,270	22,392,377
Nucor Corp.
	3.950%, 05/01/28	6,245	6,748,414
	2.700%, 06/01/30	9,000	8,969,489
Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,748	2,897,646
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Omnicom Group, Inc.
	4.200%, 06/01/30	13,055	$14,283,544
Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	6,057	6,330,607
Oracle Corp.
	2.650%, 07/15/26	39,785	40,036,808
#	3.250%, 11/15/27	36,794	37,808,584
O'Reilly Automotive, Inc.
	3.600%, 09/01/27	21,580	22,790,253
Owens Corning
	3.875%, 06/01/30	8,826	9,401,330
Parker-Hannifin Corp.
#	3.300%, 11/21/24	3,093	3,201,144
	3.250%, 06/14/29	6,200	6,408,235
Penske Truck Leasing Co. LP/PTL Finance Corp.
#Ω	3.400%, 11/15/26	1,000	1,040,037
PepsiCo, Inc.
#	3.500%, 07/17/25	9,309	9,831,473
PerkinElmer, Inc.
	3.300%, 09/15/29	1,700	1,752,447
Pfizer, Inc.
#	3.000%, 12/15/26	42,108	44,318,614
#	1.700%, 05/28/30	5,000	4,742,105
	3.900%, 03/15/39	5,000	5,560,745
Philip Morris International, Inc.
	3.250%, 11/10/24	7,098	7,395,705
#	3.125%, 08/17/27	2,000	2,087,676
	3.375%, 08/15/29	6,000	6,246,505
	2.100%, 05/01/30	10,750	10,283,386
#	6.375%, 05/16/38	10,000	13,374,764
Phillips 66 Partners LP
	3.550%, 10/01/26	23,603	24,600,890
	3.750%, 03/01/28	3,265	3,414,825
	3.150%, 12/15/29	18,000	18,116,702
PNC Bank NA
#	2.950%, 02/23/25	1,093	1,131,230
	3.250%, 06/01/25	7,000	7,321,782
PPG Industries, Inc.
	2.800%, 08/15/29	2,603	2,658,191
	2.550%, 06/15/30	9,250	9,179,431
PPL Capital Funding, Inc.
	3.100%, 05/15/26	11,200	11,537,959
Precision Castparts Corp.
	3.250%, 06/15/25	28,987	30,257,783
Primerica, Inc.
	2.800%, 11/19/31	15,500	15,246,414
Principal Financial Group, Inc.
	3.125%, 05/15/23	4,444	4,539,967
	3.400%, 05/15/25	2,700	2,818,293
	3.100%, 11/15/26	5,472	5,668,744
Procter & Gamble Co.
#	2.450%, 11/03/26	1,077	1,107,629
#	2.850%, 08/11/27	12,850	13,414,832
	3.000%, 03/25/30	2,000	2,109,003
#	1.200%, 10/29/30	43,500	39,958,098

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
#	1.950%, 04/23/31	10,000	$9,740,597
	5.500%, 02/01/34	11,999	15,577,070
	Progress Energy, Inc.
	7.750%, 03/01/31	2,500	3,377,308
	6.000%, 12/01/39	600	779,984
	Prudential Financial, Inc.
	3.878%, 03/27/28	789	862,092
	Public Service Enterprise Group, Inc.
	8.625%, 04/15/31	1,000	1,373,113
	PulteGroup, Inc.
	6.375%, 05/15/33	11,000	13,726,358
	6.000%, 02/15/35	6,449	7,989,666
	QUALCOMM, Inc.
	2.150%, 05/20/30	5,000	4,886,151
	1.650%, 05/20/32	17,843	16,304,415
	Realty Income Corp.
	1.800%, 03/15/33	3,000	2,709,534
	Reinsurance Group of America, Inc.
	4.700%, 09/15/23	3,840	4,026,124
#	3.950%, 09/15/26	16,189	17,292,990
	3.900%, 05/15/29	4,725	5,049,541
	3.150%, 06/15/30	15,855	16,164,283
	Royalty Pharma PLC
	2.200%, 09/02/30	5,000	4,629,447
	3.300%, 09/02/40	6,100	5,705,720
	salesforce.com, Inc.
	3.700%, 04/11/28	12,800	13,797,412
	Santander Holdings USA, Inc.
	4.500%, 07/17/25	17,590	18,744,236
	4.400%, 07/13/27	2,000	2,132,234
	Schlumberger Investment SA
#	2.650%, 06/26/30	9,852	9,769,937
	Sherwin-Williams Co.
	3.450%, 08/01/25	6,794	7,063,590
	3.450%, 06/01/27	1,035	1,089,185
	2.950%, 08/15/29	6,000	6,122,652
	Simon Property Group LP
#	2.650%, 07/15/30	20,000	19,776,115
	2.250%, 01/15/32	6,000	5,677,949
	Southern Power Co.
	4.150%, 12/01/25	5,433	5,779,252
	Southwest Gas Corp.
	3.700%, 04/01/28	2,900	3,080,457
	2.200%, 06/15/30	13,700	12,978,114
	Spectra Energy Partners LP
	4.750%, 03/15/24	1,915	2,019,278
	Stanley Black & Decker, Inc.
	2.300%, 03/15/30	3,000	2,960,491
	State Street Corp.
#	3.300%, 12/16/24	13,947	14,623,057
#	3.550%, 08/18/25	2,254	2,387,426
	Steel Dynamics, Inc.
#	3.250%, 01/15/31	21,325	21,691,150
	Stellantis Finance US, Inc.
Ω	2.691%, 09/15/31	4,500	4,260,511
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Stryker Corp.
#	3.375%, 11/01/25	11,427	$11,947,427
#	3.650%, 03/07/28	25,656	27,116,472
Sutter Health
	3.161%, 08/15/40	2,000	1,968,632
Sysco Corp.
#	3.750%, 10/01/25	685	722,754
#	3.300%, 07/15/26	18,844	19,682,051
	3.250%, 07/15/27	4,934	5,126,738
Target Corp.
#	2.500%, 04/15/26	2,521	2,594,993
TCI Communications, Inc.
	7.875%, 02/15/26	1,520	1,845,851
Texas Instruments, Inc.
#	2.900%, 11/03/27	3,500	3,658,337
Textron, Inc.
#	2.450%, 03/15/31	15,590	14,970,312
TJX Cos., Inc.
	2.250%, 09/15/26	14,681	14,913,333
Toyota Motor Credit Corp.
#	3.050%, 01/11/28	11,550	12,152,246
Travelers Cos., Inc.
	6.250%, 06/15/37	935	1,287,685
	5.350%, 11/01/40	800	1,030,888
Travelers Property Casualty Corp.
	6.375%, 03/15/33	800	1,082,414
Truist Financial Corp.
	3.700%, 06/05/25	8,345	8,814,180
TWDC Enterprises 18 Corp.
	7.000%, 03/01/32	1,340	1,817,079
U.S. Bank NA
#	2.800%, 01/27/25	4,950	5,110,785
Union Pacific Corp.
	3.250%, 01/15/25	9,515	9,913,226
#	2.891%, 04/06/36	22,950	22,860,462
UnitedHealth Group, Inc.
#	2.750%, 02/15/23	8,672	8,810,172
	3.100%, 03/15/26	1,290	1,353,411
	6.875%, 02/15/38	1,150	1,664,479
	2.750%, 05/15/40	10,000	9,462,508
	3.050%, 05/15/41	8,000	7,817,738
Unum Group
	4.000%, 03/15/24	5,051	5,271,611
#	3.875%, 11/05/25	1,977	2,074,270
	4.000%, 06/15/29	10,963	11,810,829
Utah Acquisition Sub, Inc.
	3.950%, 06/15/26	18,167	19,181,753
Valero Energy Corp.
	3.400%, 09/15/26	8,918	9,268,184
	7.500%, 04/15/32	580	764,315
Ventas Realty LP
#	3.000%, 01/15/30	1,100	1,114,244
Verizon Communications, Inc.
	4.125%, 03/16/27	3,000	3,253,846
	4.329%, 09/21/28	2,000	2,202,549
	4.016%, 12/03/29	17,153	18,626,910

DFA Investment Grade Portfolio
CONTINUED
		Face Amount	Value†
		(000)

UNITED STATES — (Continued)
Ω	2.355%, 03/15/32	2,733	$2,595,319
VF Corp.
	2.800%, 04/23/27	1,000	1,025,527
	2.950%, 04/23/30	516	521,699
ViacomCBS, Inc.
	3.875%, 04/01/24	4,899	5,106,121
#	3.500%, 01/15/25	2,364	2,452,009
#	2.900%, 01/15/27	21,061	21,405,718
	7.875%, 07/30/30	1,137	1,522,765
#	4.950%, 01/15/31	3,993	4,544,601
#	4.200%, 05/19/32	12,600	13,672,129
Viatris, Inc.
#	3.850%, 06/22/40	10,000	9,981,459
Visa, Inc.
	3.150%, 12/14/25	4,555	4,777,100
	2.050%, 04/15/30	96,059	94,045,380
#	1.100%, 02/15/31	60,100	54,054,577
	4.150%, 12/14/35	15,600	17,815,118
	2.700%, 04/15/40	5,000	4,808,612
VMware, Inc.
	3.900%, 08/21/27	1,024	1,087,812
Walgreens Boots Alliance, Inc.
	3.450%, 06/01/26	514	537,612
#	3.200%, 04/15/30	23,552	24,203,882
Walmart, Inc.
	2.375%, 09/24/29	2,246	2,276,896
#	1.800%, 09/22/31	41,000	39,105,139
Walt Disney Co.
	3.700%, 09/15/24	13,864	14,491,228
	1.750%, 01/13/26	5,000	4,953,450
#	2.650%, 01/13/31	24,750	24,631,070
	6.200%, 12/15/34	1,700	2,257,405
#	3.500%, 05/13/40	5,000	5,134,527
Waste Management, Inc.
#	1.500%, 03/15/31	12,700	11,537,558
WEC Energy Group, Inc.
#	3.550%, 06/15/25	1,757	1,842,557
Wells Fargo & Co.
	3.000%, 02/19/25	6,264	6,431,224
	3.000%, 04/22/26	9,473	9,737,340
	3.000%, 10/23/26	1,490	1,530,871
	4.150%, 01/24/29	1,200	1,306,144
Welltower, Inc.
	4.125%, 03/15/29	1,550	1,685,718
	2.750%, 01/15/31	11,393	11,242,076
Westlake Chemical Corp.
	3.375%, 06/15/30	11,785	12,146,016
WestRock MWV LLC
	8.200%, 01/15/30	19,367	26,170,882
Weyerhaeuser Co.
	7.375%, 03/15/32	4,300	5,822,546
Whirlpool Corp.
	3.700%, 05/01/25	15,463	16,242,991
	4.750%, 02/26/29	1,300	1,462,044
Williams Cos., Inc.
	4.000%, 09/15/25	12,364	13,080,158
	3.750%, 06/15/27	7,863	8,276,471
	Face Amount	Value†
	(000)

UNITED STATES — (Continued)
# 3.500%, 11/15/30	15,200	$15,696,643
8.750%, 03/15/32	1,000	1,435,885
Wisconsin Electric Power Co.
3.100%, 06/01/25	2,200	2,274,473
WP Carey, Inc.
2.400%, 02/01/31	2,300	2,201,275
2.450%, 02/01/32	9,800	9,337,810
WRKCo, Inc.
4.200%, 06/01/32	1,800	1,965,169
3.000%, 06/15/33	19,705	19,435,410
Zoetis, Inc.
# 3.000%, 09/12/27	26,275	27,078,448
TOTAL UNITED STATES		5,379,899,188
TOTAL BONDS		6,995,213,908
U.S. TREASURY OBLIGATIONS — (30.6%)
U.S. Treasury Bonds
6.750%, 08/15/26	38,863	47,608,815
6.625%, 02/15/27	34,651	43,027,902
6.125%, 11/15/27	29,407	36,645,429
5.250%, 11/15/28	10,442	12,800,138
5.250%, 02/15/29	60,685	74,829,820
6.125%, 08/15/29	35,585	46,686,848
6.250%, 05/15/30	25,710	34,672,615
5.375%, 02/15/31	64,500	84,172,500
# 4.500%, 02/15/36	170,000	226,604,687
1.750%, 08/15/41	165,000	153,656,250
U.S. Treasury Notes
2.250%, 11/15/25	39,895	40,964,062
1.625%, 05/15/26	65,000	65,142,187
1.500%, 08/15/26	78,787	78,464,149
1.625%, 09/30/26	50,000	50,070,313
2.000%, 11/15/26	70,000	71,290,625
1.625%, 11/30/26	39,750	39,816,768
1.500%, 01/31/27	59,500	59,188,554
2.250%, 02/15/27	60,000	61,837,500
2.375%, 05/15/27	91,200	94,602,188
0.500%, 06/30/27	45,000	42,324,610
2.250%, 08/15/27	100,000	103,113,281
0.500%, 10/31/27	65,000	60,772,461
2.250%, 11/15/27	79,018	81,453,668
0.625%, 11/30/27	35,000	32,919,141
0.625%, 12/31/27	125,000	117,407,226
2.750%, 02/15/28	88,300	93,598,000
1.125%, 02/29/28	115,000	111,127,734
1.250%, 03/31/28	135,000	131,271,679
1.250%, 04/30/28	80,000	77,728,125
2.875%, 05/15/28	99,000	105,841,054
2.875%, 08/15/28	113,000	120,962,969
3.125%, 11/15/28	75,000	81,644,531
2.625%, 02/15/29	110,000	116,432,422
2.375%, 05/15/29	133,000	138,720,039
1.625%, 08/15/29	148,000	146,878,438
1.750%, 11/15/29	92,500	92,630,078
1.500%, 02/15/30	189,700	186,217,226
0.625%, 05/15/30	220,000	200,913,282

DFA Investment Grade Portfolio
CONTINUED
	Face Amount	Value†
	(000)

0.625%, 08/15/30	224,000	$203,997,499
0.875%, 11/15/30	229,000	212,603,243
1.125%, 02/15/31	193,000	182,784,570
1.625%, 05/15/31	96,000	94,845,000
1.250%, 08/15/31	215,000	205,157,031
TOTAL U.S. TREASURY OBLIGATIONS		4,263,424,657
TOTAL INVESTMENT SECURITIES (Cost $13,255,059,263)		13,217,651,258

		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.3%)
@§	The DFA Short Term Investment Fund	64,143,207	$742,072,764
TOTAL INVESTMENTS — (100.0%)
(Cost $13,997,121,862)^^			$13,959,724,022

Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Agency Obligations	—	$1,959,012,693	—	$1,959,012,693
Bonds
Australia	—	289,241,277	—	289,241,277
Belgium	—	21,986,228	—	21,986,228
Canada	—	185,104,633	—	185,104,633
Denmark	—	2,152,112	—	2,152,112
France	—	95,358,422	—	95,358,422
Germany	—	127,385,797	—	127,385,797
Ireland	—	1,643,946	—	1,643,946
Italy	—	19,394,544	—	19,394,544
Japan	—	189,478,124	—	189,478,124
Netherlands	—	149,245,313	—	149,245,313
Norway	—	13,709,490	—	13,709,490
Spain	—	37,336,189	—	37,336,189
Supranational Organization Obligations	—	2,413,614	—	2,413,614
Switzerland	—	204,838,510	—	204,838,510
United Kingdom	—	276,026,521	—	276,026,521
United States	—	5,379,899,188	—	5,379,899,188
U.S. Treasury Obligations	—	4,263,424,657	—	4,263,424,657
Securities Lending Collateral	—	742,072,764	—	742,072,764
TOTAL	—	$13,959,724,022	—	$13,959,724,022

DFA Inflation-Protected Securities Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (99.5%)
Treasury Inflation Protected Security
0.125%, 07/15/26	460,216	$490,642,273
0.375%, 01/15/27	594,788	641,848,081
2.375%, 01/15/27	251,494	297,789,674
0.375%, 07/15/27	520,888	565,784,174
0.500%, 01/15/28	257,550	281,398,423
1.750%, 01/15/28	360,418	422,167,974
3.625%, 04/15/28	390,895	507,316,116
0.750%, 07/15/28	100,747	112,565,107
0.875%, 01/15/29	520,034	587,157,094
2.500%, 01/15/29	414,852	517,425,229
3.875%, 04/15/29	469,522	637,242,115
0.250%, 07/15/29	204,794	223,540,052
0.125%, 01/15/30	187,946	202,979,341
0.125%, 07/15/30	37,937	41,207,916
0.125%, 01/15/31	58,716	63,706,643
3.375%, 04/15/32	339,748	490,239,429
2.125%, 02/15/40	393,443	571,357,490
2.125%, 02/15/41	345,573	505,409,776
U.S. Treasury Inflation Indexed Bonds
0.125%, 01/15/23	0	129
0.625%, 01/15/26	224,557	242,460,632
TOTAL U.S. TREASURY OBLIGATIONS Cost ($6,939,538,357)		7,402,237,668

	Shares
TEMPORARY CASH INVESTMENTS — (0.5%)
State Street Institutional U.S. Government Money Market Fund 0.025%	37,780,446	37,780,446
TOTAL INVESTMENTS — (100.0%)
(Cost $6,977,318,803)^^		$7,440,018,114
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	—	$7,402,237,668	—	$7,402,237,668
Temporary Cash Investments	$37,780,446	—	—	37,780,446
TOTAL	$37,780,446	$7,402,237,668	—	$7,440,018,114

DFA Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
CERTIFICATES OF DEPOSIT — (1.0%)
Regents of the University of Michigan
0.100%, 04/04/22	20,000	$19,997,238
0.200%, 05/23/22	5,000	5,000,021
TOTAL CERTIFICATES OF DEPOSIT		24,997,259

MUNICIPAL BONDS — (99.0%)
ALABAMA — (0.0%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/22)	1,000	1,026,158
ARIZONA — (1.0%)
Arizona State Lottery Revenue
5.000%, 07/01/23	5,000	5,295,325
Arizona State University (RB) Series A
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	3,000	3,056,751
City of Chandler (GO)
5.000%, 07/01/22	6,225	6,343,549
5.000%, 07/01/23	5,000	5,298,246
City of Tucson (GO) Series A
5.000%, 07/01/22	1,500	1,528,566
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/23	1,425	1,509,376
Pima County (GO)
4.000%, 07/01/23	1,050	1,097,437
TOTAL ARIZONA		24,129,250
ARKANSAS — (0.1%)
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	300	332,962
University of Arkansas
¤ 5.000%, 11/01/36	1,585	1,750,679
TOTAL ARKANSAS		2,083,641
	FaceAmount	Value†
	(000)
CALIFORNIA — (7.3%)
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	3,995	$4,025,627
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/35 (Pre-refunded @ $100, 6/1/23)	1,000	1,042,892
City of Los Angeles (RN)
4.000%, 06/23/22	50,000	50,714,360
East Side Union High School District (GO) Series C
3.000%, 08/01/22	7,540	7,637,331
Fremont Unified School District/Alameda County (GO) Series
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	5,000	5,364,426
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/22	1,100	1,119,158
4.000%, 08/01/23	1,125	1,176,796
Los Angeles County (RN)
4.000%, 06/30/22	15,060	15,285,225
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	9,000	9,530,270
Orange County Transportation Authority
5.000%, 10/15/24	15,000	16,523,925
Riverside County (RN)
2.000%, 06/30/22	6,250	6,289,365
Riverside County Transportation Commission (RB) Series A
¤ 5.250%, 06/01/30 (Pre-refunded @ $100, 6/1/23)	2,000	2,117,439
San Diego Unified School District (RN) Series A
4.000%, 06/30/22	19,670	19,954,674
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/22	10,790	11,017,313

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
CALIFORNIA — (Continued)
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	7,200	$7,627,370
San Mateo Union High School District (GO) Series A
4.000%, 09/01/22	1,600	1,632,967
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/22	820	835,616
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	10,385	10,521,318
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	920	977,432
TOTAL CALIFORNIA		173,393,504
COLORADO — (3.5%)
Board of Governors of Colorado State University System (RB) (ST HGR ED INTER) Series A
¤ 5.000%, 03/01/38 (Pre-refunded @ $100, 3/1/22)	1,250	1,254,761
Board of Water Commissioners City & County of Denver (RB) Series B
5.000%, 09/15/22	3,420	3,515,992
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series A
6.000%, 12/01/22	1,920	2,006,664
City & County of Denver (GO) Series A
5.000%, 08/01/22	3,845	3,932,403
City of Colorado Springs Utilities System Revenue (RB) Series A
5.000%, 11/15/22	1,200	1,242,513
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/22	870	900,822
5.000%, 11/15/23	1,415	1,519,340
	FaceAmount	Value†
	(000)
COLORADO — (Continued)
Colorado State Education Loan Program (RN) Series A
4.000%, 06/29/22	50,000	$50,729,210
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	11,950	12,395,616
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/22	1,500	1,555,295
Jefferson County (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	1,180	1,225,335
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/23	1,370	1,471,866
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
4.000%, 12/01/22	1,000	1,028,589
TOTAL COLORADO		82,778,406
CONNECTICUT — (4.8%)
City of Bridgeport (GO) Series A
¤ 5.000%, 02/15/32 (Pre-refunded @ $100, 2/15/22)	2,200	2,203,760
City of Danbury (GO) (BAN)
1.000%, 07/14/22	25,000	25,035,575
City of Danbury (GO) Series A
4.000%, 07/15/22	1,200	1,219,390
4.000%, 07/15/23	1,200	1,255,289
City of Danbury (GO) Series B
4.000%, 07/15/22	2,775	2,819,838
City of Middletown (GO)
5.000%, 04/01/23	3,220	3,380,202
City of New Haven (GO) Series A
5.000%, 08/01/22	575	587,575
5.000%, 08/01/23	375	397,136
Connecticut State
4.000%, 01/15/25	10,750	11,634,140
Metropolitan District (RB) Series A
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,550	5,592,548

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
CONNECTICUT — (Continued)
Town of Cheshire (GO) Series B
4.000%, 07/15/22	1,500	$1,524,513
Town of Greenwich (BAN)
2.000%, 02/09/23	30,000	30,425,997
Town of Groton (GO) (BAN)
3.000%, 04/28/22	15,660	15,754,948
Town of New Canaan (GO) Series
4.000%, 12/15/23	1,255	1,327,239
Town of North Branford (GO) (BAN)
2.000%, 08/04/22	1,000	1,007,277
Town of South Windsor (GO)
4.000%, 02/01/22	1,350	1,350,000
Town of South Windsor (GO) Series B
4.000%, 12/15/22	1,095	1,127,781
Town of South Windsor (GO) (BAN)
1.500%, 02/11/22	1,500	1,500,464
Town of Southington (GO)
4.000%, 01/15/23	1,015	1,047,697
Town of Windham (GO)
1.000%, 09/29/22	5,000	5,010,710
TOTAL CONNECTICUT		114,202,079
DELAWARE — (0.6%)
Delaware State (GO)
5.000%, 03/01/22	3,000	3,011,549
5.000%, 02/01/23	9,000	9,390,754
Delaware State (GO) Series B
5.000%, 07/01/22	1,250	1,273,911
TOTAL DELAWARE		13,676,214
FLORIDA — (1.8%)
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/25	1,450	1,645,538
5.000%, 07/01/22	6,130	6,245,703
Florida State (GO) Series B
5.000%, 06/01/22	2,500	2,538,083
Florida State (GO) Series F
5.000%, 06/01/22	245	248,732
Miami-Dade County Aviation Revenue (RB) Series B
¤ 5.000%, 10/01/25 (Pre-refunded @ $100, 10/1/22)	1,445	1,487,927
Miami-Dade County Expressway Authority (RB) Series B
5.000%, 07/01/27	1,040	1,131,238
	FaceAmount	Value†
	(000)
FLORIDA — (Continued)
Miami-Dade County Health Facilities Authority (RB)
5.000%, 08/01/23	300	$318,357
Orlando Utilities Commission (RB) Series C
5.000%, 10/01/22	2,000	2,060,094
5.000%, 10/01/23	3,600	3,846,823
School District of Broward County (RN)
2.000%, 06/30/22	20,000	20,125,136
School District of Broward County (GO)
5.000%, 07/01/22	1,660	1,691,543
School District of Broward County (COP) Series B
5.000%, 07/01/24	2,280	2,488,005
TOTAL FLORIDA		43,827,179
GEORGIA — (2.0%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/22	2,100	2,177,413
Cobb County Kennestone Hospital Authority (RB)
5.000%, 04/01/30	2,150	2,251,046
Georgia State (GO) Series A
5.000%, 07/01/22	8,500	8,661,874
5.000%, 08/01/22	8,550	8,744,356
5.000%, 07/01/23	10,000	10,595,031
Gwinnett County School District (GO)
4.000%, 02/01/22	3,685	3,685,000
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/22	3,500	3,562,195
Henry County (GO)
5.000%, 05/01/22	600	606,926
Henry County School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/23	5,800	6,161,171
Paulding County School District (GO) (ST AID WITHHLDG)
3.000%, 08/01/22	1,500	1,519,137
Private Colleges & Universities Authority
5.000%, 04/01/22	175	176,339
5.000%, 04/01/23	325	340,663
TOTAL GEORGIA		48,481,151
HAWAII — (1.3%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	715	763,652

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
HAWAII — (Continued)
City & County of Honolulu (GO) Series F
5.000%, 07/01/22	1,250	$1,273,805
Hawaii State (GO) Series EO
5.000%, 08/01/22	6,000	6,138,827
Hawaii State (GO) Series EY
5.000%, 10/01/22	9,055	9,330,779
Hawaii State (GO) Series EZ
5.000%, 10/01/22	7,040	7,254,410
Hawaii State (GO) Series FB
5.000%, 04/01/22	2,000	2,015,702
Hawaii State (GO) Series FK
4.000%, 05/01/23	1,020	1,061,632
Maui County (GO)
5.000%, 03/01/22	1,500	1,505,763
5.000%, 03/01/23	2,305	2,412,196
TOTAL HAWAII		31,756,766
ILLINOIS — (1.1%)
City of Chicago
5.000%, 01/01/24	1,400	1,494,117
Cook County Township High School District No. 225 (GO)
5.000%, 12/01/25	2,795	3,177,999
Illinois Finance Authority (RB)
¤ 4.000%, 06/01/47 (Pre-refunded @ $100, 6/1/22)	7,575	7,661,579
Illinois State (GO)
5.000%, 02/01/24	1,715	1,841,238
Illinois State (GO) Series
5.000%, 12/01/24	5,000	5,499,629
Lake County Forest Preserve District (GO)
5.000%, 12/15/22	1,485	1,541,522
Maine Township High School District No. 207 (GO) Series
3.000%, 12/01/23	4,095	4,253,174
Will County Community Unit School District No. 201
5.000%, 01/01/23	900	932,882
5.000%, 01/01/24	390	418,248
TOTAL ILLINOIS		26,820,388
INDIANA — (0.1%)
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/22	550	558,609
4.000%, 01/15/23	500	515,475
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	1,000	1,086,658
	FaceAmount	Value†
	(000)
INDIANA — (Continued)
Lake Central Multi-District School Building Corp. (RB) (ST AID WITHHLDG)
¤ 5.000%, 01/15/33 (Pre-refunded @ $100, 1/15/23)	1,000	$1,041,411
TOTAL INDIANA		3,202,153
IOWA — (0.4%)
Ankeny Community School District (GO) Series A
5.000%, 06/01/22	2,500	2,538,083
City of Ankeny (GO) Series A
5.000%, 06/01/22	4,495	4,564,080
City of Iowa City (GO)
5.000%, 06/01/23	1,080	1,140,890
Iowa Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	2,205	2,341,966
TOTAL IOWA		10,585,019
KANSAS — (0.3%)
City of Lawrence (GO) Series I
4.500%, 05/01/22	1,000	1,010,013
City of Leawood (GO)
1.500%, 09/01/22	2,500	2,512,137
City of Shawnee (GO) Series A
4.000%, 12/01/23	1,565	1,652,430
City of Topeka KS
4.000%, 08/15/22	200	203,414
4.000%, 08/15/23	1,530	1,598,519
Johnson County (GO) Series A
3.000%, 09/01/22	1,135	1,151,213
TOTAL KANSAS		8,127,726
KENTUCKY — (0.1%)
Louisville & Jefferson County (RB)
5.000%, 12/01/35	3,115	3,161,925
LOUISIANA — (0.8%)
Louisiana State (GO) Series A
5.000%, 08/01/22	1,225	1,252,846
5.000%, 03/01/23	7,105	7,431,474
Louisiana State (GO) Series B
5.000%, 08/01/22	975	997,164

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
LOUISIANA — (Continued)
Louisiana State (RB) Series A
¤ 5.000%, 06/15/32 (Pre-refunded @ $100, 6/15/24)	3,870	$4,228,991
¤ 5.000%, 06/15/34 (Pre-refunded @ $100, 6/15/24)	4,000	4,371,050
TOTAL LOUISIANA		18,281,525
MAINE — (0.0%)
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/24	390	424,896
5.000%, 07/01/25	435	487,387
TOTAL MAINE		912,283
MARYLAND — (4.7%)
Anne County Arundel (GO)
5.000%, 10/01/22	4,115	4,238,365
Baltimore County (GO)
5.000%, 03/01/22	4,385	4,401,882
5.000%, 03/01/23	6,595	6,904,641
Baltimore County (GO) (BAN)
4.000%, 03/23/22	35,000	35,189,752
Carroll County (GO) Series A
4.000%, 11/01/22	1,605	1,647,050
Howard County (GO) Series A
5.000%, 08/15/22	7,935	8,129,626
Maryland State
5.000%, 03/15/23	1,600	1,677,757
5.000%, 08/01/24	1,245	1,367,004
Maryland State (GO) Series 1
5.000%, 06/01/23	3,000	3,170,376
Maryland State (GO) Series B
4.000%, 08/01/23	5,000	5,240,926
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/22)	2,500	2,556,448
Maryland State Department of Transportation (RB)
5.000%, 12/15/22	11,270	11,705,002
5.000%, 09/01/23	2,630	2,803,376
Montgomery County (GO) Series A
4.000%, 08/01/22	11,000	11,197,691
Prince County George's (GO) Series A
5.000%, 07/15/22	10,000	10,208,612
	FaceAmount	Value†
	(000)
MARYLAND — (Continued)
Queen County Anne's (GO)
5.000%, 07/15/22	1,550	$1,582,048
TOTAL MARYLAND		112,020,556
MASSACHUSETTS — (8.4%)
Boston Water & Sewer Commission (RB) Series B
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/23)	1,500	1,606,407
City of Attleboro (GO)
1.000%, 11/01/22	10,000	10,023,546
City of Beverly (GO)
5.000%, 03/15/22	645	648,624
5.000%, 03/15/23	1,215	1,273,206
City of Boston (GO) Series A
5.000%, 03/01/22	1,975	1,982,604
City of Boston (GO) Series B
5.000%, 04/01/22	1,300	1,310,053
City of Framingham (GO)
5.000%, 06/15/22	1,755	1,784,624
5.000%, 12/15/22	480	498,227
5.000%, 12/15/23	1,565	1,681,907
City of New Bedford (GO) (BAN)
2.000%, 04/15/22	9,000	9,027,958
City of Quincy (GO) (BAN)
1.000%, 06/10/22	31,000	31,057,096
1.000%, 07/08/22	10,000	10,016,317
City of Somerville (GO) (BAN)
2.000%, 06/03/22	35,000	35,179,284
City of Worcester (GO) (BAN)
2.000%, 02/01/22	15,000	15,000,000
City of Worcester (GO)
2.000%, 02/01/22	1,635	1,635,000
5.000%, 02/15/23	1,800	1,880,908
Commonwealth of Massachusetts
5.000%, 12/01/23	5,500	5,908,950
Commonwealth of Massachusetts (GO) Series B
5.250%, 08/01/23	3,740	3,987,940
North Middlesex Regional School District (GO) (BAN)
2.000%, 02/04/22	10,000	10,001,428
North Middlesex Regional School District (BAN)
3.000%, 02/03/23	10,000	10,220,657
Town of Ashland (GO) (BAN)
2.000%, 08/08/22	10,000	10,070,178
Town of Dracut (GO)
5.000%, 07/15/22	1,275	1,301,303
Town of Needham MA (GO)
5.000%, 07/15/22	1,510	1,541,500

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
MASSACHUSETTS — (Continued)
Town of Orleans (GO) (BAN)
1.500%, 02/04/22	9,000	$9,000,896
Town of Plymouth (GO)
5.000%, 05/01/23	1,010	1,064,001
Town of Provincetown (GO)
5.000%, 09/15/22	1,350	1,387,549
Town of Watertown (GO)
5.000%, 02/01/22	1,250	1,250,000
5.000%, 02/01/23	2,445	2,551,155
Town of Westborough (GO) (BAN)
2.000%, 03/29/22	15,000	15,036,519
University of Massachusetts Building Authority Series 1
¤ 5.000%, 11/01/44	1,000	1,105,964
TOTAL MASSACHUSETTS		199,033,801
MICHIGAN — (1.8%)
Ann Arbor School District (GO) (Q-SBLF)
¤ 5.000%, 05/01/29 (Pre-refunded @ $100, 5/1/22)	1,810	1,830,758
City of Detroit Sewage Disposal System Revenue
¤ 5.250%, 07/01/39	6,000	6,119,698
Michigan Finance Authority (RB)
¤ 5.000%, 10/01/28 (Pre-refunded @ $100, 10/1/22)	3,000	3,089,121
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/22)	2,000	2,059,414
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	2,000	2,059,414
Michigan State Hospital Finance Authority (RB)
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 6/1/22)	26,810	27,213,869
TOTAL MICHIGAN		42,372,274
MINNESOTA — (2.1%)
Cambridge-Isanti Independent School District No. 911 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,410	1,490,854
City of Lakeville (GO) Series A
4.000%, 02/01/23	2,300	2,376,094
	FaceAmount	Value†
	(000)
MINNESOTA — (Continued)
City of Maple Grove (GO) Series E
5.000%, 02/01/22	330	$330,000
Hennepin County (GO) Series A
5.000%, 12/01/22	3,500	3,631,711
5.000%, 12/01/24	1,000	1,109,737
Hermantown Independent School District No. 700 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	360	380,727
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	5,875	6,128,871
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/23	1,495	1,559,602
Metropolitan Council (GO) Series B
5.000%, 12/01/23	475	510,228
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/22	3,395	3,395,000
5.000%, 02/01/23	2,295	2,393,937
Minnesota State
2.000%, 08/01/23	1,000	1,018,015
5.000%, 08/01/23	1,495	1,588,558
Minnesota State (GO) Series B
2.000%, 08/01/22	2,500	2,519,616
5.000%, 09/01/22	2,000	2,052,672
5.000%, 08/01/24	1,230	1,350,534
Minnesota State (GO) Series D
5.000%, 08/01/22	7,610	7,782,988
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series B
3.000%, 02/01/23	2,200	2,250,068
South State Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/24	1,535	1,655,850
University of Minnesota (RB)
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	4,425	4,699,864

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
MINNESOTA — (Continued)
West St. Paul-Mendota Heights-Eagan Independent School District No. 197 (GO) (SD CRED PROG) Series A
5.000%, 02/01/23	1,330	$1,387,472
TOTAL MINNESOTA		49,612,398
MISSOURI — (0.8%)
City of Columbia Water & Electric System Revenue (RB) Series B
5.000%, 10/01/23	2,255	2,406,111
City of Kansas City (GO) Series A
3.000%, 02/01/22	2,570	2,570,000
3.000%, 02/01/23	1,995	2,042,417
City of Kansas City Sanitary Sewer System Revenue (RB) Series B
5.000%, 01/01/23	1,750	1,820,667
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/23	850	914,171
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/22	2,250	2,258,551
5.000%, 03/01/23	1,750	1,830,607
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
5.000%, 03/01/22	830	833,188
Saint Louis County (GO)
5.000%, 02/01/22	2,420	2,420,000
State Charles County School District No. R-IV Wentzville (GO) (ST AID DIR DEP)
4.000%, 03/01/29	1,330	1,466,517
TOTAL MISSOURI		18,562,229
NEBRASKA — (0.4%)
City of Fremont Combined Utility System Revenue (RB)
¤ 4.000%, 11/15/36 (Pre-refunded @ $100, 12/11/23)	2,000	2,113,033
¤ 4.000%, 11/15/37 (Pre-refunded @ $100, 12/11/23)	2,000	2,113,033
City of Omaha (GO)
5.000%, 04/15/23	1,100	1,156,637
	FaceAmount	Value†
	(000)
NEBRASKA — (Continued)
Omaha Public Power District (RB) Series B
5.000%, 02/01/23	2,030	$2,116,889
Papio-Missouri River Natural Resource District (GO)
¤ 3.250%, 12/15/33 (Pre-refunded @ $100, 6/15/22)	1,500	1,515,746
TOTAL NEBRASKA		9,015,338
NEVADA — (0.7%)
Clark County School District
5.000%, 06/15/24	1,155	1,258,305
Las Vegas Valley Water District (GO) Series
5.000%, 06/01/23	5,035	5,318,870
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/22	3,935	3,995,341
Washoe County (GO)
5.000%, 07/01/22	4,950	5,043,431
Washoe County
5.000%, 03/01/23	1,030	1,077,558
TOTAL NEVADA		16,693,505
NEW JERSEY — (10.5%)
Bergen County (GO)
1.500%, 10/20/22	20,000	20,115,360
Bergen County (GO) (BAN) Series A
1.000%, 06/09/22	26,000	26,047,515
City of Jersey City (GO) (BAN) Series B & C
2.000%, 06/16/22	20,000	20,113,370
Essex County (GO) Series A&C
5.000%, 03/01/22	3,580	3,593,694
Mercer County (GO) (BAN) Series A
1.000%, 06/08/22	30,000	30,054,396
Middlesex County (GO) (BAN)
2.000%, 06/01/22	13,000	13,065,499
Monmouth County (GO)
5.000%, 07/15/22	3,415	3,485,925
Monmouth County (GO) Series B
5.000%, 01/15/24	3,610	3,889,657
New Jersey Economic Development Authority (RB) Series KK
¤ 5.000%, 03/01/30 (Pre-refunded @ $100, 9/1/22)	6,360	6,520,701

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey State
5.000%, 06/01/25	6,815	$7,608,676
New Jersey Turnpike Authority (RB) Series
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 7/1/24)	5,000	5,471,216
New Jersey Turnpike Authority (RB) Series A
¤ 5.000%, 01/01/38 (Pre-refunded @ $100, 7/1/22)	1,000	1,018,917
New Jersey Turnpike Authority (RB) Series B
¤ 5.000%, 01/01/26 (Pre-refunded @ $100, 1/1/23)	4,575	4,756,735
¤ 5.000%, 01/01/28 (Pre-refunded @ $100, 1/1/23)	1,335	1,388,031
Princeton NJ (GO)
2.000%, 12/15/22	1,715	1,736,335
Somerset County (GO)
1.000%, 09/07/22	10,000	10,018,251
South Jersey Transportation Authority (RB) Series A
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 11/1/22)	1,920	1,981,513
Township of Berkeley Heights (GO) (BAN)
2.000%, 07/08/22	10,000	10,059,793
Township of Brick (GO) (BAN)
1.250%, 06/20/22	9,000	9,026,530
Township of Cherry Hill (BAN)
2.000%, 10/25/22	5,000	5,045,436
Township of East Brunswick (GO)
1.000%, 02/15/22	1,365	1,365,382
1.000%, 02/15/23	1,405	1,410,211
Township of North Brunswick (GO) (BAN) Series A
1.000%, 07/14/22	20,000	20,031,172
Township of South Orange Village (GO) (BAN)
1.500%, 07/07/22	8,000	8,029,555
Union County (GO) (BAN)
1.000%, 06/17/22	35,000	35,067,967
TOTAL NEW JERSEY		250,901,837
	FaceAmount	Value†
	(000)
NEW MEXICO — (0.3%)
Central New Mexico Community College (GO) Series A
5.000%, 08/15/22	1,950	$1,997,401
New Mexico State (GO) Series B
5.000%, 03/01/22	5,000	5,019,002
TOTAL NEW MEXICO		7,016,403
NEW YORK — (4.7%)
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	800	804,626
2.000%, 06/15/23	2,025	2,057,830
City of New York (GO) Series
5.000%, 08/01/25	520	552,059
City of New York (GO) Series A-1
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/22)	1,000	1,029,707
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/22)	1,000	1,029,707
City of New York (GO) Series B
5.000%, 08/01/22	2,220	2,270,465
City of New York (GO) Series E
5.000%, 08/01/22	3,000	3,068,195
City of Rochester (GO) Series II
2.000%, 08/03/22	7,000	7,040,720
City of Syracuse Series B
4.000%, 06/01/23	525	546,804
Corning City School District (GO) (ST AID WITHHLDG) (BAN)
1.000%, 06/28/22	15,000	15,031,489
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/22	1,535	1,558,590
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/24	2,035	2,236,834
New York State Dormitory Authority
5.000%, 03/15/24	20,000	21,637,050
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/22	10,000	10,056,550
5.000%, 03/15/23	1,430	1,499,000

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 07/01/42 (Pre-refunded @ $100, 7/1/22)	6,000	$6,113,503
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	4,000	4,006,877
New York State Dormitory Authority (RB) Series D
3.000%, 03/15/22	5,950	5,969,452
5.000%, 02/15/23	2,000	2,089,897
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	305	327,151
Saranac Central School District (BAN) (GO) (ST AID WITHHLDG)
1.500%, 07/14/22	5,400	5,420,602
Town of Hempstead (GO)
5.000%, 06/15/22	700	711,922
Town of Oyster Bay (GO) Series B
2.000%, 08/26/22	10,000	10,078,052
Wappingers Central School District (BAN) (ST AID WITHHLDG)
2.000%, 08/11/22	3,000	3,017,421
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	1,605	1,666,950
Westhampton Beach Union Free School District (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/22	2,280	2,327,774
TOTAL NEW YORK		112,149,227
NORTH CAROLINA — (2.1%)
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/23	3,000	3,180,263
City of Fayetteville Public Works Commission Revenue (RB)
5.000%, 03/01/22	1,705	1,711,550
Durham County (GO)
3.000%, 06/01/22	2,135	2,153,792
Forsyth County (GO) Series B
4.000%, 03/01/23	1,270	1,315,694
Forsyth County (GO) Series C
5.000%, 03/01/23	1,920	2,009,718
	FaceAmount	Value†
	(000)
NORTH CAROLINA — (Continued)
Mecklenburg County (GO)
5.000%, 03/01/22	8,000	$8,030,601
North Carolina Medical Care Commission (RB) Series A
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	6,515	6,614,244
North Carolina State (GO) Series A
5.000%, 06/01/22	2,500	2,538,505
5.000%, 06/01/24	4,000	4,366,966
North Carolina State (GO) Series B
5.000%, 06/01/22	2,880	2,924,358
Town of Holly Springs (GO)
5.000%, 06/01/22	1,500	1,523,103
5.000%, 06/01/23	1,000	1,056,654
Union County Enterprise System Revenue (RB)
5.000%, 06/01/23	1,250	1,320,474
Wake Country
5.000%, 03/01/24	1,010	1,093,892
Wake County (GO)
5.000%, 04/01/22	6,165	6,212,574
Wake County (GO) Series B
5.000%, 05/01/22	2,100	2,124,243
Wake County (GO) Series C
5.000%, 03/01/22	1,825	1,831,996
TOTAL NORTH CAROLINA		50,008,627
NORTH DAKOTA — (0.1%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/22	2,200	2,249,786
OHIO — (3.3%)
American Municipal Power Inc (RB)
5.000%, 02/15/23	500	522,155
American Municipal Power, Inc. (RB) (BAM-TCRS)
¤ 5.250%, 02/15/31 (Pre-refunded @ $100, 2/15/22)	1,000	1,001,799
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds (RB) Series A-3
¤ 6.250%, 06/01/37 (Pre-refunded @ $100, 6/1/22)	18,350	18,703,955

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
OHIO — (Continued)
City of Columbus (GO) Series 1
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/23)	1,000	$1,059,065
City of Columbus (GO) Series A
5.000%, 04/01/22	6,740	6,792,011
5.000%, 04/01/23	1,300	1,364,990
City of Columbus (GO) Series B
5.000%, 04/01/22	1,500	1,511,575
City of Dublin (GO)
5.000%, 12/01/23	2,090	2,245,401
Hamilton County (RB)
¤ 5.500%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	3,100	3,151,811
Ohio State (GO) Series
5.000%, 11/01/23	1,410	1,510,534
Ohio State (GO) Series A
4.000%, 03/01/22	1,955	1,960,905
5.000%, 06/15/22	500	508,515
5.000%, 06/15/23	1,000	1,057,689
Ohio State (GO) Series B
5.000%, 09/15/23	2,250	2,400,306
Ohio State (GO) Series C
4.000%, 09/15/22	4,000	4,087,056
5.000%, 08/01/23	1,000	1,062,426
Ohio State (GO) Series Q
¤ 5.000%, 05/01/28 (Pre-refunded @ $100, 5/1/22)	1,340	1,355,368
Ohio State (GO) Series T
5.000%, 11/01/22	9,100	9,405,495
Ohio State (GO) Series W
4.000%, 05/01/22	1,440	1,453,142
4.000%, 05/01/23	1,000	1,040,560
Ohio University (RB)
¤ 5.000%, 12/01/39 (Pre-refunded @ $100, 12/1/22)	5,160	5,348,894
Ohio Water Development Authority (RB) Series A
5.000%, 06/01/22	700	710,805
Revere Local School District (GO) Series A
¤ 5.000%, 12/01/45 (Pre-refunded @ $100, 6/1/22)	2,560	2,598,997
	FaceAmount	Value†
	(000)
OHIO — (Continued)
Wyoming City School District (GO)
¤ 5.000%, 12/01/42 (Pre-refunded @ $100, 6/1/22)	7,250	$7,360,440
TOTAL OHIO		78,213,894
OKLAHOMA — (0.7%)
City of Tulsa (GO)
5.000%, 03/01/22	17,000	17,065,307
OREGON — (1.0%)
City of Portland Sewer System Revenue (RB) Series A
5.000%, 06/15/22	1,000	1,017,031
City of Salem (GO)
5.000%, 06/01/22	2,515	2,553,566
5.000%, 06/01/23	5,705	6,022,726
Clackamas County (GO)
3.000%, 06/01/22	815	822,146
Metro (GO)
5.000%, 06/01/22	2,355	2,391,192
Oregon State (GO) Series D
5.000%, 06/01/22	2,000	2,030,669
Oregon State (GO) Series G
¤ 5.000%, 11/01/30 (Pre-refunded @ $100, 11/1/23)	4,140	4,433,685
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,000	1,072,505
Portland Community College District (GO)
¤ 5.000%, 06/15/26 (Pre-refunded @ $100, 6/15/23)	180	190,367
Tri-County Metropolitan Transportation District of Oregon (RB) Series A
¤ 5.000%, 09/01/23 (Pre-refunded @ $100, 9/1/22)	250	256,540
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/22	2,065	2,096,666
TOTAL OREGON		22,887,093

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
PENNSYLVANIA — (1.2%)
Allegheny County Hospital Dev. Authority (RB)
5.000%, 07/15/26	1,120	$1,289,186
City of Philadelphia (GO) Series A
5.000%, 08/01/23	3,800	4,034,866
Commonwealth Financing Authority (RB) Series B
¤ 5.000%, 06/01/42 (Pre-refunded @ $100, 6/1/22)	7,000	7,106,632
Commonwealth of Pennsylvania
5.000%, 02/01/27	4,375	4,995,020
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,037,665
East Stroudsburg Area School District (GO) (ST AID WITHHLDG) Series AA
4.000%, 09/01/27	2,330	2,552,502
Lebanon County (GO) (AGM)
4.000%, 10/15/24	250	268,768
Lehigh County Authority (RB)
4.000%, 11/01/22	1,445	1,482,417
4.000%, 11/01/23	1,435	1,511,208
Lower Merion School District (GO) (ST AID WITHHLDG)
5.000%, 11/15/22	1,980	2,049,507
Montgomery County Higher Education and Health Authority (RB)
5.000%, 05/01/24	475	515,590
Pennsylvania Economic Dev. Financing Authority (RB) Series A
5.000%, 02/01/33	60	65,335
Pennsylvania State University (RB) Series E
5.000%, 03/01/22	725	727,791
TOTAL PENNSYLVANIA		28,636,487
RHODE ISLAND — (0.3%)
Rhode State Island (GO) Series C
5.000%, 08/01/22	6,155	6,294,601
Rhode State Island (GO) Series E
5.000%, 08/01/23	745	791,507
TOTAL RHODE ISLAND		7,086,108
	FaceAmount	Value†
	(000)
SOUTH CAROLINA — (4.1%)
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/22	1,095	$1,099,207
5.000%, 03/01/23	1,130	1,182,803
Charleston County (GO)
5.000%, 11/01/22	3,750	3,875,315
Charleston County (GO) (SCSDE) (BAN) Series B
4.000%, 05/11/22	25,000	25,257,025
Florence County (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	4,095	4,157,795
5.000%, 06/01/23	8,800	9,294,930
Florence School District One (GO) (SCSDE)
5.000%, 03/01/22	4,000	4,015,012
Fort Mill School District No. 4 (GO) (SCSDE)
1.000%, 09/16/22	12,000	12,028,051
Fort Mill School District No. 4 (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/22	7,345	7,372,974
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/23	1,450	1,531,152
Piedmont Municipal Power Agency (RB) Series E
5.000%, 01/01/23	1,500	1,558,881
Richland County School District No. 1 (GO) (SCSDE)
2.000%, 03/01/22	9,000	9,012,703
South Carolina Public Service Authority (RB) Series D
¤ 5.000%, 12/01/43 (Pre-refunded @ $100, 6/1/22)	14,340	14,558,443
Spartanburg County (GO)
2.000%, 04/01/22	1,200	1,203,349
2.000%, 04/01/23	1,180	1,197,889
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/22	870	873,851
TOTAL SOUTH CAROLINA		98,219,380
TENNESSEE — (2.6%)
City of Johnson City (GO)
5.000%, 03/01/22	4,640	4,657,787
City of Knoxville (GO)
5.000%, 05/01/22	10,110	10,225,946
5.000%, 05/01/23	11,550	12,160,106

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/22	4,610	$4,697,208
City of Murfreesboro (GO)
5.000%, 06/01/22	1,500	1,523,052
City of Oak Ridge (GO) Series A
5.000%, 06/01/22	1,410	1,431,574
Knox County (GO) Series B
5.000%, 06/01/22	550	558,453
Metropolitan Government of Nashville & Davidson County (GO) Series A
5.000%, 07/01/22	1,450	1,477,614
5.000%, 07/01/23	1,480	1,566,984
¤ 5.000%, 01/01/31 (Pre-refunded @ $100, 1/1/23)	10,595	11,012,887
Metropolitan Government of Nashville & Davidson County (GO) Series C
5.000%, 01/01/23	7,300	7,589,981
Tennessee State (GO) Series A
5.000%, 11/01/22	2,000	2,067,295
5.000%, 11/01/23	1,100	1,178,630
Wilson County (GO)
5.000%, 05/01/23	990	1,042,040
TOTAL TENNESSEE		61,189,557
TEXAS — (13.0%)
Alamo Community College District (GO)
5.000%, 08/15/22	2,770	2,837,638
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,730	1,732,968
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	615	616,055
5.000%, 02/15/23	210	219,417
Arlington County (GO) Series A
5.000%, 08/15/22	2,090	2,140,804
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,250	1,252,149
5.000%, 02/15/23	2,130	2,225,287
Arlington Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/24	1,070	1,155,296
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/22	2,500	$2,555,054
5.000%, 08/01/23	2,500	2,659,937
Bexar County (GO) Series A
5.000%, 06/15/22	330	335,608
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	4,000	4,006,848
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/23	100	103,776
5.000%, 01/01/24	100	107,203
5.000%, 01/01/25	100	110,322
Channelview Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,500	1,536,380
City of Abilene (GO)
¤ 5.000%, 02/15/40 (Pre-refunded @ $100, 2/15/23)	1,545	1,614,189
City of Amarillo (GO)
2.000%, 02/15/22	6,220	6,223,963
4.000%, 02/15/23	1,495	1,545,836
City of Arlington (GO) Series
5.000%, 08/15/24	1,300	1,427,812
City of Conroe (GO) Series C
5.000%, 11/15/25	1,090	1,239,589
City of Conroe TX (GO)
5.000%, 03/01/23	1,460	1,528,223
City of Dallas (GO)
5.000%, 02/15/25	4,105	4,567,649
City of Dallas Hotel Occupancy Tax Revenue (RB)
5.000%, 08/15/23	1,000	1,062,399
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/22	2,260	2,327,292
City of Denton (GO)
2.000%, 02/15/22	6,180	6,183,645
4.000%, 02/15/22	1,900	1,902,490
3.000%, 02/15/23	1,340	1,371,898
City of Fort Worth (GO)
3.000%, 03/01/22	4,520	4,530,016
4.000%, 03/01/22	1,380	1,384,168
5.000%, 03/01/22	25,500	25,597,540
5.000%, 03/01/23	9,965	10,429,539
City of Frisco (GO)
5.000%, 02/15/22	7,400	7,412,723

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
City of Houston (GO) Series A
5.000%, 03/01/22	10,000	$10,038,582
City of Houston Airport System Revenue (RB) Series B
¤ 5.000%, 07/01/28 (Pre-refunded @ $100, 7/1/22)	3,500	3,566,210
City of Irving (GO)
2.000%, 09/15/23	1,250	1,272,504
City of McKinney (GO) Series A
5.000%, 08/15/22	1,300	1,331,743
City of New Braunfels (GO)
5.000%, 02/01/23	725	755,809
City of Richardson (GO)
3.000%, 02/15/22	1,375	1,376,377
City of San Angelo (GO)
2.000%, 02/15/22	2,500	2,501,520
2.000%, 02/15/23	2,500	2,531,925
City of San Antonio (GO)
5.000%, 02/01/22	2,800	2,800,000
5.000%, 08/01/22	2,770	2,832,967
City of Temple TX Utility System Revenue (RB)
5.000%, 08/01/22	400	408,951
Clear Creek Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	450	450,774
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,185	1,187,037
5.000%, 02/15/23	1,190	1,242,855
Collin Country (GO)
5.000%, 02/15/23	835	872,443
Conroe Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/22	2,500	2,503,397
5.000%, 02/15/23	1,190	1,243,489
Corpus Christi Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	705	722,137
Dallas Area Rapid Transit (RB)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/22)	1,000	1,036,607
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	1,450	$1,605,684
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/24	1,000	1,101,381
5.000%, 11/01/25	1,770	2,002,435
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	5,690	6,139,983
Dallas Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	7,220	7,463,985
Dallas Independent School District (GO) Series C
5.000%, 02/15/22	2,500	2,504,224
Denton Independent School District (GO) (PSF-GTD)
3.000%, 08/15/22	2,000	2,027,441
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,000	1,024,418
5.000%, 08/15/23	1,250	1,329,387
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/22	440	448,390
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	750	751,287
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	1,200	1,202,059
5.000%, 02/15/23	1,450	1,515,021
Georgetown Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	6,010	6,383,275
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	750	751,292
5.000%, 02/15/23	410	428,298
Gregory-Portland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/22	5,920	5,930,178

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Harris County (GO)
5.000%, 10/01/22	1,005	$1,035,061
5.000%, 10/01/23	2,700	2,885,117
Harris County (GO) Series A
5.000%, 10/01/23	1,420	1,517,358
Harris County Flood Control District (GO) Series A
5.000%, 10/01/22	1,300	1,338,708
4.000%, 10/01/23	2,040	2,145,538
5.000%, 10/01/23	3,645	3,893,651
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	4,000	4,006,877
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,115	1,186,167
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	2,485	2,489,272
Little Elm Independent School District (GO) (PSF-GTD)
5.000%, 08/15/22	1,300	1,331,245
Mansfield Independent School District (GO) (PSF-GTD)
¤ 4.000%, 02/15/29 (Pre-refunded @ $100, 2/15/24)	5,000	5,299,660
New Braunfels Independent School District (GO) (PSF-GTD)
5.000%, 02/01/22	3,705	3,705,000
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/22	600	615,588
North Texas Municipal Water District Water System Revenue (RB) Series A
4.000%, 09/01/22	19,680	20,077,357
North Texas Tollway Authority (RB) Series A
5.000%, 01/01/26	1,090	1,169,161
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	5,900	6,277,517
Northside Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/23	1,820	1,901,806
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	14,000	$14,024,070
Port Arthur Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,700	1,835,876
Port Authority of Houston of Harris County Texas (GO) Series A-1
5.000%, 10/01/22	500	514,956
Port Neches-Groves Independent School District (GO) (PSF-GTD)
5.000%, 02/15/22	1,000	1,001,712
Round Rock Independent School District (GO) Series B
3.000%, 08/01/22	1,690	1,711,306
San Antonio Water System (RB)
¤ 5.000%, 05/15/25 (Pre-refunded @ $100, 5/15/22)	2,245	2,274,469
Texas State (GO)
4.000%, 08/01/22	2,830	2,879,574
5.000%, 10/01/23	3,110	3,323,764
¤ 5.000%, 04/01/31 (Pre-refunded @ $100, 4/1/22)	7,500	7,557,497
¤ 5.000%, 04/01/32 (Pre-refunded @ $100, 4/1/22)	5,160	5,199,558
Texas State (GO) Series B
4.000%, 08/01/22	8,075	8,216,453
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/22	2,630	2,650,295
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/25	555	604,182
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/22	2,045	2,091,486
5.000%, 08/01/23	1,145	1,215,946
Wichita Falls Independent School District (GO) (PSF-GTD)
3.000%, 02/01/22	1,530	1,530,000
3.000%, 02/01/23	1,400	1,432,144

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
TEXAS — (Continued)
Williamson County (GO)
5.000%, 02/15/23	5,000	$5,224,743
TOTAL TEXAS		309,390,892
UTAH — (1.2%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/22	2,775	2,822,366
Central Utah Water Conservancy District (GO) Series A
4.000%, 04/01/22	1,130	1,136,833
Jordan School District (GO) (SCH BD GTY)
5.000%, 06/15/22	4,400	4,475,102
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/22	1,165	1,199,847
5.000%, 10/01/23	1,100	1,175,418
Salt Lake City Corp. (GO)
5.000%, 06/15/22	3,850	3,915,860
5.000%, 07/01/22	11,690	11,913,613
Utah State (GO) Series B
5.000%, 07/01/23	2,500	2,649,488
TOTAL UTAH		29,288,527
VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/22	2,900	2,971,448
VIRGINIA — (3.0%)
City of Charlottesville (GO)
5.000%, 02/15/22	1,440	1,442,470
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/22	2,250	2,296,626
5.000%, 07/15/23	3,000	3,181,913
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/23	2,345	2,438,812
City of Newport News (GO) (ST AID WITHHLDG) Series A
3.000%, 02/01/22	1,300	1,300,000
4.000%, 02/01/23	1,565	1,617,573
City of Norfolk Water Revenue (RB)
¤ 5.000%, 11/01/24 (Pre-refunded @ $100, 5/1/22)	5,825	5,891,804
	FaceAmount	Value†
	(000)
VIRGINIA — (Continued)
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 09/01/22	4,500	$4,618,511
5.000%, 09/01/23	4,475	4,767,074
Fairfax County
4.000%, 10/01/23	1,000	1,052,929
Fairfax County (GO) (ST AID WITHHLDG) Series
4.000%, 10/01/23	13,635	14,349,511
4.000%, 10/01/22	13,625	13,937,747
Fairfax County Water Authority (RB)
5.000%, 04/01/23	765	803,428
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/22	8,280	8,587,348
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/23	1,545	1,606,953
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/23	1,000	1,041,895
Virginia College Building Authority (RB)
¤ 5.000%, 02/01/28 (Pre-refunded @ $100, 2/1/23)	1,310	1,366,474
TOTAL VIRGINIA		70,301,068
WASHINGTON — (4.1%)
City of Seattle (GO) Series A
5.000%, 08/01/22	2,700	2,760,691
5.000%, 12/01/22	1,710	1,772,307
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 07/01/22	10,385	10,580,577
5.000%, 07/01/23	8,425	8,920,162
City of Seattle Water System Revenue (RB)
5.000%, 08/01/22	2,230	2,280,126
5.000%, 08/01/23	1,695	1,799,763
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/22	3,500	3,599,469
Energy Northwest
5.000%, 07/01/23	12,000	12,719,299
King County (GO)
¤ 5.000%, 12/01/26 (Pre-refunded @ $100, 6/1/23)	1,000	1,055,967
King County (GO) Series A
3.000%, 01/01/23	2,000	2,043,985

DFA Short-Term Municipal Bond Portfolio
CONTINUED
	FaceAmount	Value†
	(000)
WASHINGTON — (Continued)
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	715	$810,682
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/22	1,685	1,733,173
King County Sewer Revenue (RB) Series B
5.000%, 07/01/22	1,500	1,528,566
Pierce County School District No. 403 Bethel (GO) (SCH BD GTY)
4.000%, 12/01/22	800	822,871
Washington State (GO) Series C
5.000%, 02/01/22	9,260	9,260,000
5.000%, 02/01/23	3,000	3,128,714
Washington State (GO) Series D
5.000%, 07/01/22	4,485	4,569,464
¤ 5.000%, 02/01/26 (Pre-refunded @ $100, 2/1/22)	3,185	3,185,000
Washington State (GO) Series E
5.000%, 06/01/22	1,620	1,644,568
Washington State (GO) Series F
5.000%, 06/01/22	4,200	4,263,695
Washington State (GO) Series R-2017A
5.000%, 08/01/22	2,500	2,556,195
Washington State (GO) Series R-2018D
5.000%, 08/01/23	5,000	5,309,034
Washington State (GO) Series R-2021C
5.000%, 08/01/23	7,500	7,963,552
Whatcom County School District No. 501 Bellingham (GO) (SCH BD GTY)
5.000%, 12/01/22	2,600	2,694,957
TOTAL WASHINGTON		97,002,817
WEST VIRGINIA — (0.2%)
West Virginia State (GO) Series B
5.000%, 12/01/22	3,610	3,743,385
	FaceAmount	Value†
	(000)
WISCONSIN — (2.4%)
City of Waukesha (GO) Series B
2.000%, 10/01/22	275	$277,728
City of Waukesha (GO) Series C
5.000%, 10/01/23	200	213,643
DeForest Area School District (GO)
5.000%, 04/01/22	1,000	1,007,666
Janesville School District (GO)
2.000%, 03/01/22	2,000	2,002,774
3.000%, 03/01/23	925	947,731
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/22	12,750	12,768,306
Public Finance Authority
4.000%, 07/01/25	1,385	1,504,797
5.000%, 07/01/26	1,255	1,440,254
University of Wisconsin Hospitals & Clinics (RB)
5.000%, 04/01/23	1,000	1,048,913
Wisconsin Department of Transportation
¤ 4.500%, 07/01/32	8,345	8,779,351
Wisconsin State (GO) Series 1
5.000%, 05/01/23	1,000	1,053,209
Wisconsin State (GO) Series 2
5.000%, 11/01/22	4,250	4,392,024
¤ 5.000%, 05/01/25 (Pre-refunded @ $100, 5/1/22)	3,890	3,934,612
Wisconsin State (GO) Series A
5.000%, 05/01/22	12,310	12,452,112
5.000%, 05/01/23	4,260	4,486,671
TOTAL WISCONSIN		56,309,791
TOTAL MUNICIPAL BONDS		2,358,387,102
TOTAL INVESTMENT SECURITIES (Cost $2,391,565,498)		2,383,384,361
TOTAL INVESTMENTS — (100.0%)
(Cost $2,391,565,498)^^		$2,383,384,361

DFA Short-Term Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Certificates of Deposit	—	$24,997,259	—	$24,997,259
Municipal Bonds	—	2,358,387,102	—	2,358,387,102
TOTAL	—	$2,383,384,361	—	$2,383,384,361

DFA Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.2%)
Alabama State (GO) Series C
5.000%, 08/01/24	3,000	$3,291,643
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,275	1,415,494
TOTAL ALABAMA		4,707,137
ALASKA — (0.2%)
Alaska State International Airports System (RB) Series A
5.000%, 10/01/27	210	236,647
City of Anchorage (GO) Series B
5.000%, 09/01/23	200	212,857
City of Anchorage (GO) Series C
5.000%, 09/01/24	2,765	3,033,732
City of Anchorage Electric Revenue (RB) Series A
¤ 5.000%, 12/01/41 (Pre-refunded @ $100, 12/1/24)	500	553,684
TOTAL ALASKA		4,036,920
ARIZONA — (0.7%)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,865	2,232,047
City of Tucson (GO) Series 2012-C
3.000%, 07/01/22	1,455	1,470,688
City of Tucson (GO) Series A
5.000%, 07/01/24	700	766,322
City of Tucson Water System Revenue (RB)
¤ 5.000%, 07/01/31 (Pre-refunded @ $100, 7/1/25)	1,000	1,128,647
Maricopa County High School District No. 210-Phoenix (GO)
3.000%, 07/01/23	1,810	1,866,374
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/24	250	$273,498
Maricopa County Unified School District No. 80 Chandler (GO) Series B
5.000%, 07/01/24	2,100	2,300,024
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/24	3,250	3,557,925
Scottsdale Municipal Property Corp. (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/25)	1,230	1,388,235
TOTAL ARIZONA		14,983,760
ARKANSAS — (0.3%)
Arkansas State (GO)
5.000%, 04/01/22	2,800	2,821,466
4.250%, 06/01/23	3,325	3,478,146
TOTAL ARKANSAS		6,299,612
CALIFORNIA — (2.2%)
San Joaquin Hills Transportation Corridor Agency
5.000%, 01/15/30	750	921,118
Southern California Public Power Authority (RB)
5.000%, 07/01/23	430	455,272
State of California (GO)
5.000%, 11/01/24	1,175	1,297,485
5.000%, 08/01/25	4,915	5,539,284
5.000%, 11/01/25	1,985	2,252,676
3.000%, 03/01/26	3,000	3,196,747
5.000%, 08/01/26	8,200	9,492,006
3.500%, 08/01/27	800	885,815
5.000%, 11/01/27	5,580	6,656,092
5.000%, 04/01/29	2,000	2,461,312
State of California (GO) Series B
5.000%, 09/01/25	9,000	10,166,778
5.000%, 09/01/26	1,000	1,160,069

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Union Elementary School District (GO) Series A
¤ 5.000%, 09/01/44 (Pre-refunded @ $100, 9/1/24)	500	$550,209
TOTAL CALIFORNIA		45,034,863
COLORADO — (1.3%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	2,185	2,362,730
City & County of Denver (GO) Series C
5.000%, 08/01/23	1,830	1,944,805
City of Colorado Springs CO Utilities System Revenue (RB) Series A-1
5.000%, 11/15/23	1,500	1,610,608
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/34	30	36,100
Colorado Health Facilities Authority, Revenue Bonds (RB)
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	12,000	13,510,321
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series C
3.000%, 12/01/23	1,540	1,600,146
Platte River Power Authority (RB) Series JJ
5.000%, 06/01/23	4,425	4,674,479
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	870	965,729
TOTAL COLORADO		26,704,918
CONNECTICUT — (0.9%)
City of Middletown (GO)
4.000%, 04/01/22	1,350	1,358,231
City of New Haven (GO) Series A
5.000%, 08/01/28	1,000	1,192,325
5.000%, 08/01/29	1,000	1,210,665
City of Waterbury (GO) Series B
4.000%, 09/01/23	1,500	1,571,247
Connecticut State
4.000%, 01/15/28	2,175	2,482,693
	Face Amount	Value†
	(000)
CONNECTICUT — (Continued)
Town of Greenwich (GO) Series A
5.000%, 01/15/24	6,000	$6,470,880
5.000%, 01/15/25	2,925	3,255,652
TOTAL CONNECTICUT		17,541,693
DELAWARE — (0.7%)
Delaware Municipal Electric Corp/The (RB)
5.000%, 07/01/25	45	50,660
Delaware State (GO)
5.000%, 02/01/24	2,000	2,159,531
5.000%, 02/01/29	5,000	6,180,774
Delaware State (GO) Series A
5.000%, 08/01/23	2,225	2,364,241
5.000%, 10/01/23	1,290	1,378,445
Delaware State (GO) Series B
5.000%, 07/01/24	470	514,649
New Castle County (GO)
5.000%, 10/01/23	1,000	1,068,734
New Castle County (GO) Series B
5.000%, 07/15/22	700	714,571
TOTAL DELAWARE		14,431,605
DISTRICT OF COLUMBIA — (1.9%)
District of Columbia (GO) Series A
5.000%, 06/01/23	2,000	2,113,309
5.000%, 06/01/24	1,485	1,620,875
5.000%, 06/01/25	1,500	1,689,315
District of Columbia (GO) Series B
5.000%, 06/01/23	13,505	14,270,118
5.000%, 06/01/25	4,500	5,067,945
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/26	3,500	4,050,696
5.000%, 07/01/27	8,100	9,603,993
TOTAL DISTRICT OF COLUMBIA		38,416,251
FLORIDA — (3.9%)
Board of Governors State University System of Florida (RB) Series A
3.000%, 07/01/24	2,580	2,689,757
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/38	5,000	5,747,590

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	2,000	$2,562,338
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/25	1,000	1,127,212
Florida State (GO)
5.000%, 07/01/24	5,000	5,469,959
Florida State (GO) Series A
5.000%, 06/01/23	1,300	1,372,757
5.000%, 06/01/24	1,400	1,527,758
5.000%, 06/01/25	6,500	7,318,091
Florida State (GO) Series B
5.000%, 06/01/23	350	369,589
5.000%, 06/01/24	9,740	10,628,833
Florida State (GO) Series C
5.000%, 06/01/23	7,000	7,391,770
5.000%, 06/01/27	2,000	2,371,269
Florida State (GO) Series D
5.000%, 06/01/22	1,000	1,015,233
Florida State (GO) (ST GTD) Series A
5.000%, 06/01/27	6,565	7,783,691
Miami-Dade County (GO)
5.000%, 07/01/25	2,295	2,587,775
Miami-Dade County (GO) Series A
5.000%, 07/01/26	1,345	1,558,505
Miami-Dade County Aviation Revenue (RB) Series A
4.000%, 10/01/34	2,510	2,887,382
Miami-Dade County Health Facilities Authority (RB)
5.000%, 08/01/26	400	462,835
Orange County Water Utility System Revenue (RB)
5.000%, 10/01/24	3,000	3,306,689
Orlando Utilities Commission (RB) Series C
5.250%, 10/01/22	1,745	1,800,321
Palm Beach County Health Facilities Authority (RB)
5.000%, 08/15/26	105	121,566
Peace River Manasota Regional Water Supply Authority (RB)
5.000%, 10/01/25	2,030	2,299,253
School Board of Miami-Dade County/The Series D
5.000%, 02/01/26	165	187,900
School District of Broward County (GO)
5.000%, 07/01/24	3,670	4,015,872
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
School District of Broward County Series B
5.000%, 07/01/28	1,000	$1,179,962
Tampa Bay Water (RB) Series A
5.000%, 10/01/25	2,850	3,236,789
TOTAL FLORIDA		81,020,696
GEORGIA — (3.3%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	2,000	2,283,726
Cobb County Water & Sewerage Revenue (RB)
5.000%, 07/01/23	5,935	6,288,151
DeKalb County Water & Sewerage Revenue (RB) Series B
5.250%, 10/01/24	2,830	3,137,833
Georgia State (GO) Series A
5.000%, 07/01/26	1,340	1,557,719
5.000%, 07/01/27	6,090	7,266,331
Georgia State (GO) Series C-1
5.000%, 07/01/23	5,915	6,266,961
5.000%, 07/01/26	9,200	10,694,786
Georgia State (GO) Series E
5.000%, 12/01/25	3,960	4,528,179
5.000%, 12/01/26	3,000	3,527,139
Georgia State (GO) Series F
5.000%, 07/01/26	5,335	6,201,813
5.000%, 01/01/27	2,000	2,356,647
Georgia State Road & Tollway Authority (RB) (MUN GOVT GTD)
5.000%, 10/01/23	6,000	6,411,371
Gwinnett County School District (GO)
5.000%, 08/01/22	1,890	1,933,059
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	2,000	2,197,371
Henry County (GO)
5.000%, 05/01/24	1,200	1,307,026
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	2,420	2,734,641
TOTAL GEORGIA		68,692,753
HAWAII — (2.2%)
City & County of Honolulu (GO) Series B
5.000%, 10/01/23	200	213,609
5.000%, 10/01/24	7,045	7,773,047

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
5.000%, 10/01/25	4,925	$5,597,197
City & County of Honolulu (GO) Series D
5.000%, 07/01/24	675	738,784
5.000%, 07/01/25	845	953,403
Hawaii State (GO) Series EF
5.000%, 11/01/22	2,240	2,316,231
Hawaii State (GO) Series ET
3.000%, 10/01/23	3,710	3,842,036
Hawaii State (GO) Series FE
5.000%, 10/01/24	1,500	1,654,179
Hawaii State (GO) Series FH
5.000%, 10/01/25	1,640	1,863,838
Hawaii State (GO) Series FT
5.000%, 01/01/25	1,805	2,006,096
5.000%, 01/01/27	10,000	11,736,289
Hawaii State (GO) Series FW
5.000%, 01/01/26	5,000	5,722,649
Maui County (GO)
5.000%, 03/01/24	880	952,523
TOTAL HAWAII		45,369,881
IDAHO — (0.0%)
Idaho Health Facilities Authority (RB)
5.000%, 03/01/28	255	304,260
ILLINOIS — (0.6%)
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/33	785	858,474
City of Chicago (GO) Series A
5.000%, 01/01/28	2,250	2,597,590
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/24	2,000	2,217,104
5.000%, 12/01/25	1,180	1,345,494
Illinois Finance Authority (RB) Series C
4.000%, 02/15/33	1,010	1,115,595
Lake County Forest Preserve District (GO)
5.000%, 12/15/24	2,475	2,746,960
University of Illinois (RB) Series A
5.000%, 04/01/30	465	579,950
Will County Community Unit School District No. 201
5.000%, 01/01/26	550	622,515
TOTAL ILLINOIS		12,083,682
	Face Amount	Value†
	(000)
INDIANA — (0.0%)
Greater Clark Building Corp. (RB) (ST INTERCEPT)
4.000%, 07/15/30	375	$431,285
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	500	584,595
TOTAL INDIANA		1,015,880
IOWA — (0.3%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	2,050	2,310,884
City of Iowa City (GO)
5.000%, 06/01/26	1,045	1,207,183
Waukee Community School District (GO) Series B
5.000%, 06/01/24	2,150	2,346,200
TOTAL IOWA		5,864,267
KANSAS — (0.7%)
City of Topeka KS
4.000%, 08/15/26	1,425	1,583,622
City of Wichita (GO) Series 828
4.000%, 06/01/25	1,190	1,294,469
Johnson County (GO) Series B
3.000%, 09/01/22	2,260	2,292,283
Johnson County Unified School District No. 229 Blue Valley (GO) Series B
5.000%, 10/01/23	445	475,510
Johnson County Unified School District No. 233 Olathe (GO) Series A
¤ 3.000%, 09/01/34 (Pre-refunded @ $100, 9/1/25)	2,000	2,126,258
Johnson County Unified School District No. 233 Olathe (GO) Series B
5.000%, 09/01/23	4,380	4,665,157
Kansas State Department of Transportation (RB) Series A
5.000%, 09/01/27	1,500	1,785,326
TOTAL KANSAS		14,222,625
KENTUCKY — (1.0%)
Kentucky State Property & Building Commission
5.000%, 08/01/31	875	978,170
Kentucky Turnpike Authority (RB) Series A
5.000%, 07/01/29	155	173,887

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Louisville & Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/22	5,645	$5,853,575
Louisville Water Co. (RB)
5.000%, 11/15/22	9,665	10,004,285
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	2,530	2,930,123
TOTAL KENTUCKY		19,940,040
LOUISIANA — (0.8%)
City of New Orleans (GO) Series
5.000%, 12/01/27	440	522,567
Louisiana State (GO) Series A
5.000%, 02/01/24	2,000	2,158,702
Louisiana State (GO) Series C
5.000%, 07/15/22	12,765	13,030,112
TOTAL LOUISIANA		15,711,381
MAINE — (0.2%)
Maine Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/28	500	594,908
5.000%, 07/01/29	480	580,646
Maine State (GO) Series B
5.000%, 06/01/27	2,000	2,376,933
TOTAL MAINE		3,552,487
MARYLAND — (9.0%)
Anne County Arundel (GO)
5.000%, 04/01/22	2,475	2,494,140
5.000%, 04/01/23	1,165	1,223,241
5.000%, 10/01/24	6,880	7,590,996
Baltimore County (GO)
5.000%, 08/01/22	400	409,133
3.000%, 11/01/24	1,000	1,051,416
5.000%, 03/01/27	5,000	5,911,570
5.000%, 11/01/27	2,175	2,613,038
5.000%, 03/01/28	4,000	4,842,245
Baltimore County (GO) Series B
5.000%, 08/01/24	5,800	6,365,352
City of Baltimore (GO) Series B
5.000%, 10/15/22	8,060	8,312,552
5.000%, 10/15/23	2,640	2,824,128
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
Frederick County (GO) (ETM) Series A
5.000%, 08/01/27	725	$862,038
Frederick County (GO) Series A
5.000%, 08/01/27	4,000	4,775,227
Harford County (GO)
4.000%, 10/01/24	2,650	2,854,435
Howard County (GO) Series A
5.000%, 02/15/25	3,900	4,353,169
5.000%, 02/15/28	1,220	1,475,374
Howard County (GO) Series D
5.000%, 02/15/24	5,140	5,558,427
Maryland State (GO) Series 1
5.000%, 06/01/23	5,000	5,283,960
Maryland State (GO) Series A
5.000%, 03/15/26	8,155	9,394,689
5.000%, 08/01/27	7,000	8,360,747
Maryland State (GO) Series B
5.000%, 08/01/26	10,000	11,642,116
5.000%, 08/01/27	5,945	7,100,663
5.000%, 08/01/28	4,000	4,887,088
Maryland State Department of Transportation (RB)
5.000%, 02/15/23	1,000	1,045,162
Montgomery County (GO) Series A
5.000%, 11/01/27	2,500	3,003,492
Montgomery County (GO) Series C
5.000%, 10/01/27	8,500	10,192,145
Montgomery County (GO) Series D
3.000%, 11/01/23	4,000	4,150,360
4.000%, 11/01/26	9,500	10,698,337
Prince County George's (GO) Series A
5.000%, 07/15/24	230	252,053
5.000%, 07/15/25	17,780	20,096,731
4.000%, 07/01/26	2,000	2,237,415
3.000%, 09/15/27	10,950	11,890,939
University System of Maryland (RB) Series C
4.000%, 04/01/23	10,515	10,912,738
TOTAL MARYLAND		184,665,116
MASSACHUSETTS — (3.7%)
City of Boston (GO) Series A
5.000%, 03/01/28	6,800	8,240,654
City of Boston (GO) Series B
4.000%, 01/01/23	1,795	1,850,644
5.000%, 04/01/24	3,000	3,259,075

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
City of Boston (GO) Series D
5.000%, 03/01/25	1,210	$1,353,634
City of Framingham (GO)
5.000%, 06/15/24	1,500	1,638,596
5.000%, 06/15/25	1,565	1,761,225
City of Quincy (GO)
5.000%, 01/15/24	635	684,192
City of Springfield (GO) (ST AID WITHHLDG) Series C
4.000%, 08/01/23	150	157,090
City of Woburn (GO)
4.000%, 09/01/22	350	357,170
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	3,700	4,091,033
5.000%, 07/01/28	5,725	6,950,627
Commonwealth of Massachusetts (GO) Series C
5.000%, 04/01/23	10,000	10,499,922
5.000%, 08/01/24	1,500	1,644,650
5.000%, 04/01/26	4,000	4,601,554
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/23	970	1,039,337
5.000%, 11/01/27	9,000	10,774,022
Commonwealth of Massachusetts (GO) (AMBAC) Series C
5.500%, 12/01/23	3,500	3,791,940
Massachusetts Bay Transportation Authority (RB) (NATL) Series B
5.500%, 07/01/24	3,020	3,339,753
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/34	170	205,532
Massachusetts Water Resources Authority (RB) Series A
5.000%, 08/01/22	3,000	3,068,043
Massachusetts Water Resources Authority (RB) (AGM) Series B
5.250%, 08/01/28	1,000	1,234,443
Town of Brookline (GO)
4.000%, 02/15/25	2,000	2,175,341
Town of Nantucket (GO)
3.000%, 10/01/22	1,115	1,133,590
Town of Watertown (GO)
5.000%, 04/15/25	2,380	2,672,490
TOTAL MASSACHUSETTS		76,524,557
	Face Amount	Value†
	(000)
MICHIGAN — (0.4%)
Farmington Public School District (GO) (AGM)
5.000%, 05/01/25	2,140	$2,404,806
Kentwood Public Schools (GO)
4.000%, 05/01/22	500	504,475
Michigan Finance Authority (RB)
5.000%, 12/01/28	985	1,196,941
Michigan State (GO) Series A
5.000%, 05/01/25	2,000	2,246,118
University of Michigan (RB) Series A
4.000%, 04/01/23	1,000	1,038,302
TOTAL MICHIGAN		7,390,642
MINNESOTA — (2.3%)
City of Minneapolis (GO)
3.000%, 12/01/23	1,000	1,039,056
Dakota County Community Development Agency (RB) (CNTY GTD) Series B
5.000%, 01/01/23	800	831,779
Hennepin County (GO) Series A
5.000%, 12/01/23	2,410	2,589,194
Hennepin County (GO) Series C
5.000%, 12/01/26	4,070	4,783,062
5.000%, 12/01/27	5,800	6,985,097
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series C
5.000%, 02/01/25	2,630	2,931,313
Lakeville Independent School District No. 194 (GO) (SD CRED PROG) Series D
5.000%, 02/01/22	4,000	4,000,000
Metropolitan Council (GO) Series B
5.000%, 03/01/23	2,015	2,109,157
Metropolitan Council (GO) Series C
5.000%, 03/01/23	4,200	4,396,259
5.000%, 03/01/26	700	804,020
Minnesota State (GO) Series A
5.000%, 08/01/27	5,000	5,974,892
5.000%, 08/01/28	6,130	7,493,723
Minnesota State (GO) Series D
5.000%, 08/01/24	500	548,998

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
Morris Area Schools Independent School District No. 2769 (GO) (SD CRED PROG) Series A
4.000%, 02/01/24	1,125	$1,188,625
Rochester Independent School District No. 535 (GO) (SD CRED PROG) Series A
3.000%, 02/01/22	1,240	1,240,000
White Bear Lake Independent School District No. 624 (GO) (SD CRED PROG) Series A
4.000%, 02/01/26	350	387,466
TOTAL MINNESOTA		47,302,641
MISSISSIPPI — (0.5%)
Mississippi State (GO) Series A
5.000%, 10/01/27	9,110	10,912,581
MISSOURI — (1.6%)
City of Belton (GO) Series C
5.000%, 03/01/27	2,150	2,529,230
City of Kansas City (GO) Series A
4.000%, 02/01/22	1,150	1,150,000
5.000%, 02/01/23	3,955	4,127,525
3.000%, 02/01/25	4,215	4,441,093
City of Kansas City Water Revenue (RB) Series A
5.000%, 12/01/27	600	718,872
Columbia School District (GO) Series B
5.000%, 03/01/23	1,120	1,171,588
5.000%, 03/01/24	4,100	4,433,466
Columbia School District (GO) (ST AID DIR DEP) Series B
5.000%, 03/01/24	1,500	1,622,000
Metropolitan Saint Louis Sewer District (RB) Series B
5.000%, 05/01/24	2,090	2,276,404
North Kansas City School District No. 74 (GO) (ST AID DIR DEP)
4.000%, 03/01/23	5,335	5,527,539
Saint Louis County (GO)
5.000%, 02/01/24	2,680	2,892,105
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Saint Louis County Reorganized School District No R-6 (GO)
5.000%, 02/01/26	2,000	$2,292,684
TOTAL MISSOURI		33,182,506
MONTANA — (0.0%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	400	462,791
NEBRASKA — (0.3%)
City of Omaha (GO) Series A
4.000%, 04/15/24	750	797,327
City of Omaha (GO) Series B
3.000%, 11/15/22	1,665	1,697,231
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	2,260	2,554,542
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/24	655	706,753
Public Power Generation Agency (RB)
5.000%, 01/01/29	45	49,631
TOTAL NEBRASKA		5,805,484
NEVADA — (0.7%)
Clark County (GO) Series A
5.000%, 07/01/25	2,700	3,041,539
Clark County NV Passenger Facility Charge Revenue
5.000%, 07/01/26	2,000	2,302,616
Las Vegas Valley Water District (GO) Series B
5.000%, 06/01/24	2,820	3,076,658
Las Vegas Valley Water District (GO) Series C
5.000%, 06/01/24	2,845	3,103,933
Washoe County School District (GO)
5.000%, 06/01/24	1,715	1,869,009
TOTAL NEVADA		13,393,755
NEW HAMPSHIRE — (0.2%)
City of Portsmouth (GO)
4.000%, 04/01/25	1,505	1,640,791
New Hampshire State (GO) Series C
5.000%, 12/01/24	2,835	3,146,103
TOTAL NEW HAMPSHIRE		4,786,894

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW JERSEY — (1.4%)
City of Hoboken (GO)
3.000%, 02/01/26	2,945	$3,143,387
3.000%, 02/01/27	3,035	3,277,176
3.000%, 02/01/28	4,560	4,953,504
City of Princeton (GO)
2.000%, 12/15/24	1,790	1,834,917
Monmouth County (GO)
5.000%, 01/15/24	970	1,045,536
Montville Township (GO)
3.000%, 10/01/25	505	537,256
New Jersey Economic Dev. Authority (RB) Series
5.000%, 06/15/29	1,000	1,159,073
New Jersey State (GO)
5.000%, 06/01/28	5,000	5,953,032
Princeton Regional School District (GO) (ST AID WITHHLDG)
1.750%, 02/01/22	1,095	1,095,000
South Orange & Maplewood School District (GO) (SCH BD RES FD)
3.000%, 03/01/22	350	350,761
Township of Parsippany-Troy Hills (GO) Series ABCD
2.000%, 09/15/22	4,100	4,136,538
Union County (GO) (ETM) Series B
3.000%, 03/01/22	45	45,095
Union County (GO) Series B
3.000%, 03/01/22	2,315	2,320,149
TOTAL NEW JERSEY		29,851,424
NEW MEXICO — (0.7%)
5.000%, 07/01/24	2,800	3,065,289
City of Albuquerque (GO) Series B
5.000%, 07/01/26	1,000	1,161,074
New Mexico State (GO)
5.000%, 03/01/23	5,000	5,231,417
New Mexico State Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	2,000	2,375,948
Santa Fe County (GO)
5.000%, 07/01/22	1,000	1,019,044
Santa Fe Public School District (GO) (ST AID WITHHLDG)
5.000%, 08/01/24	2,000	2,191,307
TOTAL NEW MEXICO		15,044,079
	Face Amount	Value†
	(000)
NEW YORK — (5.0%)
City of New York (GO) Series A
5.000%, 08/01/24	3,860	$4,230,226
5.000%, 08/01/26	7,015	8,103,711
City of New York (GO) Series B
5.000%, 08/01/22	600	613,639
City of New York (GO) Series C
5.000%, 08/01/22	1,500	1,534,098
City of New York (GO) Series D
5.000%, 08/01/22	1,055	1,078,982
City of New York (GO) Series E
5.000%, 08/01/23	9,725	10,327,576
5.000%, 08/01/26	2,500	2,887,994
City of New York (GO) Series H
5.000%, 08/01/22	1,000	1,022,732
City of Syracuse Series B
4.000%, 06/01/25	500	544,578
Dutchess County Local Dev. Corp. (RB) Series B
5.000%, 07/01/28	130	155,894
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	2,000	2,142,514
New York City Industrial Dev. Agency (RB) (AGM)
5.000%, 03/01/28	750	894,882
New York State Dormitory Authority (RB)
5.000%, 07/01/34	440	492,817
New York State Dormitory Authority (RB) Series A
5.000%, 12/15/22	8,605	8,935,599
5.000%, 03/15/23	200	209,650
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	10,200	10,217,537
5.000%, 02/15/24	4,900	5,298,890
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	1,265	1,488,819
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,000	2,089,897
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/26	7,135	8,179,358
5.000%, 03/15/28	2,505	3,015,514
New York State Dormitory Authority (RB) (ETM) Series A
5.000%, 12/15/22	1,395	1,447,831

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 03/15/23	2,500	$2,620,140
5.000%, 02/15/25	4,055	4,519,038
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	9,950	10,742,119
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	1,250	1,257,069
5.000%, 03/15/25	3,440	3,836,080
Town of Cheektowaga (GO)
5.000%, 07/15/23	300	318,326
Town of Hempstead (GO)
5.000%, 08/15/24	3,070	3,370,209
Town of Huntington (GO)
2.000%, 12/01/23	100	101,836
Triborough Bridge & Tunnel Authority (RB) Series C-1
4.000%, 11/15/27	1,250	1,424,759
TOTAL NEW YORK		103,102,314
NORTH CAROLINA — (4.9%)
City of Charlotte (GO) Series A
5.000%, 06/01/24	2,500	2,730,568
City of Greensboro (GO) Series B
5.000%, 10/01/27	4,430	5,319,942
Guilford County (GO)
5.000%, 03/01/24	2,300	2,491,041
Guilford County (GO) Series B
5.000%, 05/01/24	5,000	5,445,941
Mecklenburg County (GO)
5.000%, 03/01/25	5,000	5,595,146
Moore County (GO)
5.000%, 06/01/22	2,740	2,781,924
New Hanover County (GO)
5.000%, 02/01/23	250	260,829
North Carolina State
5.000%, 03/01/33	50	61,142
North Carolina State (GO) Series A
5.000%, 06/01/24	4,800	5,240,359
5.000%, 06/01/25	10,000	11,269,103
5.000%, 06/01/26	5,000	5,798,887
5.000%, 06/01/28	5,035	6,132,634
North Carolina State (GO) Series B
5.000%, 06/01/25	10,545	11,883,269
North Carolina State (GO) Series D
4.000%, 06/01/23	8,700	9,077,904
Wake County (GO)
5.000%, 04/01/25	4,000	4,486,288
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
Wake County (GO) Series A
5.000%, 03/01/28	2,000	$2,425,023
Wake County (GO) Series B
5.000%, 03/01/24	10,000	10,830,614
5.000%, 03/01/25	5,000	5,593,529
Wake County (GO) Series C
5.000%, 03/01/24	3,000	3,249,184
TOTAL NORTH CAROLINA		100,673,327
NORTH DAKOTA — (0.2%)
West Fargo Public School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 08/01/24	3,330	3,652,856
OHIO — (4.5%)
American Municipal Power Inc
5.000%, 02/15/28	235	280,882
Butler County (RB)
4.000%, 11/15/35	1,000	1,098,389
Cincinnati City School District (COP)
¤ 5.000%, 12/15/28 (Pre-refunded @ $100, 12/15/24)	2,000	2,220,645
City of Columbus (GO) Series 1
5.000%, 07/01/22	4,100	4,178,080
5.000%, 07/01/26	4,260	4,934,245
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	3,690	4,174,186
City of Columbus (GO) Series A
3.000%, 07/01/22	700	707,548
2.000%, 08/15/22	6,160	6,211,570
5.000%, 04/01/23	750	787,494
4.000%, 07/01/23	4,995	5,222,112
4.000%, 04/01/27	8,800	9,954,697
City of Columbus (GO) Series A
4.000%, 04/01/24	4,000	4,254,648
Montgomery County (RB)
4.000%, 08/01/39	1,400	1,599,985
Ohio State (GO) Series A
3.000%, 02/01/22	500	500,000
5.000%, 08/01/22	3,000	3,068,043
5.000%, 09/15/22	750	770,956
5.000%, 06/15/24	800	874,115
5.000%, 03/01/25	3,525	3,936,606
5.000%, 09/01/25	5,550	6,290,370
Ohio State (GO) Series B
5.000%, 06/15/23	2,000	2,115,378
5.000%, 08/01/24	2,970	3,258,726
5.000%, 09/01/24	2,665	2,931,894

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OHIO — (Continued)
5.000%, 09/01/27	625	$744,625
5.000%, 09/15/27	1,500	1,788,656
Ohio State (GO) Series C
5.000%, 08/01/27	6,880	8,181,239
Ohio State (GO) Series U
5.000%, 05/01/28	4,325	5,249,459
Ohio State (GO) Series W
4.000%, 05/01/24	785	837,246
4.000%, 05/01/25	785	856,644
Olentangy Local School District (GO)
5.000%, 12/01/24	1,355	1,502,088
Upper Arlington City School District (GO) Series A
5.000%, 12/01/27	3,190	3,831,888
Warrensville Heights City School District (GO) (BAM) Series A
¤ 5.250%, 12/01/55 (Pre-refunded @ $100, 12/1/24)	1,000	1,114,312
TOTAL OHIO		93,476,726
OKLAHOMA — (0.9%)
City of Oklahoma City (GO)
4.000%, 03/01/23	1,000	1,035,869
City of Tulsa (GO)
5.000%, 03/01/24	10,050	10,873,908
5.000%, 03/01/26	6,250	7,170,686
TOTAL OKLAHOMA		19,080,463
OREGON — (2.4%)
City of Beaverton Water Revenue (RB)
5.000%, 04/01/29	600	740,223
City of Portland (GO) Series A
5.000%, 06/15/24	400	437,354
City of Portland Sewer System Revenue (RB) Series A
5.000%, 10/01/23	700	747,873
5.000%, 06/15/26	1,550	1,796,725
City of Salem (GO)
5.000%, 06/01/25	530	597,448
Clackamas County School District No. 12 North Clackamas (GO) (SCH BD GTY)
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/24)	1,000	1,092,763
	Face Amount	Value†
	(000)
OREGON — (Continued)
Clackamas County School District No. 46 Oregon Trail (GO) (SCH BD GTY)
5.000%, 06/15/22	1,215	$1,235,784
Deschutes County Administrative School District No. 1 Bend-La Pine (GO) (SCH BD GTY)
5.000%, 06/15/27	4,680	5,567,165
Lane County School District No. 4J Eugene (GO) (SCH BD GTY) Series A
5.000%, 06/15/23	3,355	3,547,122
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,200	1,352,158
Oregon State (GO)
5.000%, 06/01/24	500	545,507
Oregon State (GO)
5.000%, 12/01/24	2,290	2,538,584
Oregon State (GO) Series A
5.000%, 05/01/24	3,545	3,857,027
Oregon State (GO) Series H
5.000%, 05/01/25	2,420	2,716,978
Oregon State (GO) Series N
5.000%, 05/01/23	1,350	1,421,832
Oregon State Department of Transportation (RB) Series A
¤ 5.000%, 11/15/27 (Pre-refunded @ $100, 11/15/24)	150	166,116
Oregon State Department of Transportation (RB) Series B
5.000%, 11/15/26	3,500	4,106,510
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series C
5.000%, 06/15/27	2,390	2,836,243
Washington & Multnomah Counties School District No. 48J Beaverton (GO) (SCH BD GTY) Series D
5.000%, 06/15/24	2,300	2,512,514
Washington County (GO)
5.000%, 03/01/24	2,400	2,598,828
5.000%, 03/01/25	5,100	5,703,751
5.000%, 03/01/26	300	344,967
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/24	1,045	1,141,377

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 06/01/25	1,395	$1,572,529
TOTAL OREGON		49,177,378
PENNSYLVANIA — (1.7%)
Commonwealth of Pennsylvania (GO)
5.000%, 07/15/22	12,820	13,083,292
Commonwealth of Pennsylvania (GO) Series
5.000%, 04/01/22	11,260	11,345,944
Commonwealth of Pennsylvania (GO) Series REF
5.000%, 07/01/22	2,000	2,037,665
Lebanon County (GO) (AGM)
4.000%, 10/15/27	150	170,138
Montgomery County (GO)
5.000%, 05/01/23	5,255	5,534,614
Montgomery County (GO) Series A
5.000%, 01/01/25	2,390	2,657,729
Pennsylvania State University (RB) Series E
5.000%, 03/01/24	205	221,895
5.000%, 03/01/25	540	603,229
TOTAL PENNSYLVANIA		35,654,506
RHODE ISLAND — (0.4%)
Rhode Island State (GO) Series A
5.000%, 08/01/22	1,605	1,641,403
Rhode Island State (GO) Series D
5.000%, 08/01/22	685	700,536
Rhode Island Turnpike & Bridge Authority
5.000%, 10/01/32	950	1,082,090
Rhode State Island (GO) Series B
5.000%, 08/01/29	3,290	3,900,765
TOTAL RHODE ISLAND		7,324,794
SOUTH CAROLINA — (3.2%)
Aiken County Consolidated School District (GO) (SCSDE)
5.000%, 04/01/25	2,140	2,396,611
Beaufort County (GO) (ST AID WITHHLDG)
5.000%, 03/01/24	1,135	1,228,048
Berkeley County School District (GO) (SCSDE) Series B
5.000%, 03/01/22	4,120	4,135,759
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
Charleston County (GO)
5.000%, 11/01/23	1,000	$1,071,119
5.000%, 11/01/27	4,655	5,601,073
5.000%, 11/01/29	8,145	10,214,718
Charleston County (GO) Series A
5.000%, 11/01/22	4,780	4,939,735
Charleston County (GO) Series B
5.000%, 11/01/23	3,560	3,813,185
Charleston County (GO) (ST AID WITHHLDG) Series C
5.000%, 11/01/27	2,855	3,435,245
Dorchester County School District No. 2 (GO) (SCSDE) Series B
5.000%, 03/01/25	1,430	1,597,439
Grand Strand Water & Sewer Authority (RB) Series A
5.000%, 06/01/25	1,085	1,221,179
Lexington County School District No. 1 (GO) (SCSDE) Series C
4.000%, 02/01/24	3,590	3,804,037
Piedmont Municipal Power Agency Series C
5.000%, 01/01/27	5,765	6,703,313
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	1,000	1,153,622
Richland County School District No. 1 (GO) (SCSDE) Series A
5.000%, 03/01/23	3,970	4,155,511
Richland County School District No. 2 (GO) (SCSDE) Series A
5.000%, 03/01/27	1,140	1,344,147
South Carolina State (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	5,500	5,878,987
South Carolina State (GO) (ST AID WITHHLDG) Series B
4.000%, 08/01/26	1,405	1,577,059
Spartanburg County (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,000	1,057,930
TOTAL SOUTH CAROLINA		65,328,717

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH DAKOTA — (0.1%)
South Dakota State Building Authority (RB) Series A
¤ 5.000%, 06/01/34 (Pre-refunded @ $100, 6/1/24)	2,175	$2,373,482
TENNESSEE — (3.5%)
City of Knoxville TN Wastewater System Revenue
5.000%, 04/01/29	3,260	4,019,390
City of Maryville (GO) Series A
5.000%, 06/01/22	1,865	1,893,221
City of Memphis (GO)
5.000%, 05/01/25	3,840	4,304,700
City of Memphis (GO) Series A
5.000%, 04/01/25	1,945	2,175,004
Hamilton County (GO) Series A
5.000%, 04/01/26	3,000	3,457,757
Hamilton County (GO) Series B
3.000%, 03/01/22	3,050	3,056,808
Knox County (GO)
5.000%, 04/01/24	3,440	3,732,427
Knox County (GO) Series A
5.000%, 08/01/23	1,300	1,380,550
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 07/01/22	1,000	1,019,044
5.000%, 01/01/26	5,840	6,672,015
5.000%, 07/01/27	3,510	4,159,719
4.000%, 07/01/28	10,000	11,504,858
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	1,900	2,251,700
Putnam County (GO)
4.000%, 04/01/23	975	1,012,112
Sumner County (GO)
5.000%, 06/01/24	720	785,530
5.000%, 06/01/25	1,750	1,969,643
Tennessee State (GO) Series A
5.000%, 09/01/24	4,075	4,488,593
5.000%, 02/01/27	7,720	9,124,920
Tennessee State (GO) Series B
5.000%, 08/01/25	1,000	1,133,259
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	3,000	$3,409,267
Williamson County (GO) Series A
4.000%, 05/01/22	300	302,723
TOTAL TENNESSEE		71,853,240
TEXAS — (15.1%)
Alamo Community College District (GO)
5.000%, 08/15/24	1,000	1,098,581
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	4,750	5,294,386
Alvin Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,081,195
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,445	1,612,905
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	750	823,887
5.000%, 08/01/25	250	282,763
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	3,105	3,353,829
Carroll Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,000	1,079,294
Central Texas Regional Mobility Authority (RB) Series D
5.000%, 01/01/28	1,000	1,182,905
City of Amarillo (GO)
2.000%, 02/15/24	4,900	4,990,213
4.000%, 02/15/24	1,555	1,646,089
2.000%, 02/15/25	5,015	5,134,553
4.000%, 02/15/25	1,620	1,754,935
City of Arlington (GO) Series A
5.000%, 08/15/24	1,595	1,751,815
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,180	1,363,673
City of Austin (GO)
5.000%, 09/01/24	1,215	1,337,007

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Carrollton (GO)
5.000%, 08/15/24	1,835	$2,016,867
City of Celina (GO)
4.125%, 09/01/24	2,325	2,506,192
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	680	748,949
5.000%, 10/01/25	1,000	1,132,637
City of Denton (GO)
4.000%, 02/15/22	2,510	2,513,382
3.000%, 02/15/24	3,615	3,762,349
4.000%, 02/15/25	3,790	4,115,152
City of Fort Worth (GO) Series A
5.000%, 03/01/24	1,240	1,340,586
5.000%, 03/01/25	5,000	5,572,558
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/24	7,900	8,536,430
5.000%, 02/15/25	9,470	10,564,363
City of Garland (GO)
5.000%, 02/15/25	2,030	2,260,720
City of Houston (GO) Series A
5.000%, 03/01/22	5,890	5,912,725
5.000%, 03/01/25	500	557,417
City of Lubbock (GO)
5.000%, 02/15/23	1,000	1,044,736
City of New Braunfels (GO)
5.000%, 02/01/28	1,000	1,197,455
City of Pearland (GO)
5.000%, 03/01/25	3,885	4,323,630
City of Richardson (GO)
5.000%, 02/15/27	1,715	2,013,474
City of Southlake (GO)
3.000%, 02/15/23	1,510	1,546,103
City of Temple Utility System Revenue (RB)
5.000%, 08/01/24	500	548,217
Clear Creek Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/23	4,380	4,528,476
5.000%, 02/15/25	2,175	2,426,345
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	2,260	2,588,726
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/23	330	345,984
4.000%, 08/15/24	410	439,330
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Dallas Fort Worth International Airport (RB) Series A
5.000%, 11/01/28	750	$909,378
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	549,158
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,000	1,098,846
Fort Bend Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/23	620	649,543
4.000%, 08/15/24	500	536,941
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	3,815	3,986,072
5.000%, 02/15/24	3,000	3,240,415
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,000	2,195,576
Galveston County (GO)
5.000%, 02/01/22	1,000	1,000,000
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,080,349
Harris County (GO) Series A
5.000%, 10/01/24	1,000	1,103,342
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 11/15/26	1,035	1,189,048
Harris County Flood Control District (GO) Series A
5.000%, 10/01/24	670	738,680
Hays Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 08/15/23	1,355	1,441,701
Hidalgo County Drain District No. 1 (GO)
5.000%, 09/01/22	1,000	1,025,980
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	1,000	1,078,662
5.000%, 02/15/26	7,020	8,032,149
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,150	1,315,808

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Humble Independent School District (GO) (PSF-GTD) Series A
5.500%, 02/15/25	7,000	$7,904,148
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/24	1,520	1,671,050
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,000	1,113,972
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	2,000	2,196,105
Mansfield Independent School District (GO) (PSF-GTD) (ETM) Series A
5.000%, 02/15/22	895	896,530
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/23	300	319,384
5.000%, 09/01/24	5,715	6,284,267
North Texas Municipal Water District Water System Revenue (RB) Series A
5.000%, 09/01/28	2,000	2,429,681
Northside Independent School District (GO) (PSF-GTD)
5.000%, 02/15/23	4,535	4,738,842
5.000%, 08/15/24	1,000	1,099,375
5.000%, 08/15/25	1,880	2,130,160
Northside Independent School District (GO) (PSF-GTD) Series A
4.000%, 08/15/24	5,215	5,603,011
Northwest Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/24	1,695	1,828,331
Permanent University Fund - Texas A&M University System (RB)
5.000%, 07/01/23	3,500	3,706,727
Permanent University Fund - University of Texas System (RB) Series B
5.000%, 07/01/26	5,500	6,373,068
Plano Independent School District (GO) (PSF-GTD)
5.000%, 02/15/24	11,000	11,886,168
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Port Authority of Houston of Harris County Texas (GO) Series A-2
5.000%, 10/01/23	355	$379,034
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	4,340	5,047,578
Spring Independent School District (GO) (BAM)
5.000%, 08/15/24	4,985	5,468,523
Tarrant Regional Water District (RB)
6.000%, 09/01/24	3,450	3,884,046
Texas A&M University (RB) Series B
¤ 5.000%, 05/15/30 (Pre-refunded @ $100, 5/15/23)	10,370	10,934,780
Texas State (GO)
5.000%, 04/01/23	5,000	5,248,761
5.000%, 10/01/23	15,345	16,399,728
5.000%, 10/01/26	2,845	3,314,499
Texas State (GO) Series A
5.000%, 10/01/23	2,690	2,874,895
5.000%, 04/01/25	1,000	1,118,585
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	15,000	16,525,108
Texas Transportation Commission State Highway Fund (RB)
5.000%, 10/01/25	10,000	11,364,866
5.250%, 04/01/26	300	348,811
5.000%, 10/01/26	4,340	5,071,208
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	3,150	3,742,101
University of Texas System (RB) Series C
5.000%, 08/15/24	1,850	2,031,886
University of Texas System (RB) Series D
5.000%, 08/15/26	2,000	2,321,281
University of Texas System (RB) Series E
5.000%, 08/15/26	4,835	5,611,697
University of Texas System (RB) Series J
5.000%, 08/15/25	2,500	2,823,374
5.000%, 08/15/26	1,500	1,740,961

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	495	$536,241
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	5,865	6,644,144
TOTAL TEXAS		311,115,407
UTAH — (2.4%)
Canyons School District (GO) (SCH BD GTY) Series B
5.000%, 06/15/25	2,750	3,101,616
Nebo School District (GO) (SCH BD GTY)
4.000%, 07/01/24	1,100	1,177,240
Salt County Lake (GO)
5.000%, 12/15/26	1,095	1,287,601
Utah State (GO)
5.000%, 07/01/22	11,285	11,500,866
5.000%, 07/01/24	12,350	13,526,333
5.000%, 07/01/25	1,000	1,130,083
5.000%, 07/01/26	4,450	5,168,858
5.000%, 07/01/27	6,100	7,257,163
Utah State (GO) Series B
5.000%, 07/01/24	1,010	1,106,202
Washington County School District Board of Education/St George (GO) (SCH BD GTY)
5.000%, 03/01/22	4,465	4,482,116
TOTAL UTAH		49,738,078
VERMONT — (0.1%)
Vermont State (GO) Series B
5.000%, 08/15/23	1,270	1,352,272
5.000%, 08/15/24	1,000	1,099,375
Vermont State (GO) Series C
4.000%, 08/15/23	225	236,146
TOTAL VERMONT		2,687,793
VIRGINIA — (4.8%)
Arlington County (GO)
5.000%, 08/15/22	3,000	3,073,583
Chesterfield County (GO) (ST AID WITHHLDG)
5.000%, 01/01/24	2,130	2,294,395
City of Alexandria (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/27	3,160	3,772,070
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Hampton (GO) (ST AID WITHHLDG) Series B
5.000%, 09/01/22	2,050	$2,103,989
City of Harrisonburg (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/25	3,000	3,377,857
City of Norfolk (GO) (ST AID WTHHLDG)
5.000%, 08/01/28	2,405	2,933,355
City of Richmond (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	4,315	4,577,947
5.000%, 07/15/24	3,170	3,474,760
City of Richmond (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/26	3,635	4,228,433
City of Richmond (GO) (ST AID WITHHLDG) Series D
5.000%, 03/01/27	3,275	3,873,849
City of Richmond (GO) Series B
5.000%, 07/15/25	5,350	6,049,048
City of Suffolk (GO) (ST AID WITHHLDG)
5.000%, 02/01/23	2,000	2,087,039
City of Virginia Beach (GO) (ST AID WITHHLDG) Series A
5.000%, 07/15/23	2,725	2,891,056
5.000%, 02/01/25	2,590	2,889,170
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 07/15/25	1,000	1,131,026
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/24	2,250	2,455,326
5.000%, 06/01/25	500	562,580
Commonwealth of Virginia (GO) (ST AID WITHHLDG) Series B
5.000%, 06/01/23	10,000	10,563,794
Fairfax County (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/23	4,775	5,106,501
5.000%, 10/01/24	5,000	5,512,539
5.000%, 10/01/26	1,000	1,166,505
5.000%, 10/01/27	1,000	1,195,458
Henrico County (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	1,680	2,005,595
5.000%, 08/01/28	2,905	3,547,231
Henrico County Water & Sewer Revenue (RB)
5.000%, 05/01/25	3,345	3,754,352

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
Loudoun County (GO) (ST AID WITHHLDG) Series A
5.000%, 12/01/24	2,490	$2,757,348
Loudoun County (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	569,923
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/28	4,480	5,391,578
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/28	400	476,882
5.000%, 01/01/29	520	631,006
Town of Leesburg (GO) (ST AID WITHHLDG)
5.000%, 01/15/24	3,555	3,833,997
TOTAL VIRGINIA		98,288,192
WASHINGTON — (6.3%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/24	2,000	2,217,104
Benton County School District No. 400 Richland (GO) (SCH BD GTY)
5.000%, 12/01/22	4,705	4,878,441
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/24	1,000	1,091,481
5.000%, 07/01/25	900	1,010,630
City of Bellevue (GO) Series A
4.000%, 12/01/24	335	362,054
City of Seattle (GO) Series A
5.000%, 12/01/26	3,000	3,519,443
City of Seattle Drainage & Wastewater Revenue (RB)
5.000%, 07/01/27	8,400	9,988,637
City of Seattle Municipal Light & Power Revenue (RB) Series A
5.000%, 06/01/22	310	314,701
5.000%, 07/01/24	2,265	2,475,046
City of Seattle Municipal Light & Power Revenue (RB) Series B
5.000%, 02/01/23	12,040	12,556,574
City of Seattle Water System Revenue (RB)
5.000%, 09/01/22	6,000	6,156,233
5.000%, 08/01/24	1,790	1,962,151
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Clark County Public Utility District No. 1 (RB)
5.000%, 01/01/24	270	$290,303
Clark County School District No. 119 Battleground (GO) (SCH BD GTY)
4.000%, 12/01/22	2,630	2,703,852
King County (GO) Series A
5.000%, 06/01/28	3,555	4,310,787
5.000%, 06/01/29	2,050	2,537,791
King County (GO) Series E
5.000%, 12/01/25	955	1,091,251
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,815	2,072,482
King County School District No. 400 Mercer Island (GO) (SCH BD GTY)
5.000%, 12/01/22	1,145	1,187,208
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
3.000%, 12/01/22	6,105	6,229,024
5.000%, 12/01/25	2,425	2,770,977
5.000%, 12/01/26	1,555	1,825,042
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
5.000%, 12/01/23	3,500	3,760,241
King County School District No. 414 Lake Washington (GO)
4.000%, 12/01/24	2,850	3,081,822
King County Sewer Revenue (RB) Series A
5.000%, 01/01/24	2,310	2,488,288
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/25	4,000	4,567,453
Spokane County (GO)
5.000%, 12/01/22	1,025	1,062,610
University of Washington (RB) (ETM) Series A
5.000%, 07/01/22	6,505	6,628,056
Washington State (GO) Series A
5.000%, 08/01/23	750	796,355
Washington State (GO) Series B
5.000%, 07/01/24	2,200	2,405,676
5.000%, 07/01/25	1,500	1,691,356

DFA Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series C
5.000%, 02/01/23	1,500	$1,564,357
5.000%, 02/01/25	3,865	4,304,167
5.000%, 02/01/26	2,640	3,024,120
Washington State (GO) Series D
5.000%, 07/01/23	3,800	4,023,337
5.000%, 06/01/25	1,500	1,687,217
5.000%, 06/01/27	3,000	3,558,601
Washington State (GO) Series E
5.000%, 02/01/23	1,940	2,023,235
Washington State (GO) Series R-2018D
5.000%, 08/01/25	3,635	4,108,699
Washington State (GO) Series R-2020C
5.000%, 07/01/24	4,070	4,450,500
Washington State (GO) Series R-C
5.000%, 07/01/23	3,500	3,705,705
TOTAL WASHINGTON		130,483,007
WEST VIRGINIA — (0.1%)
West Virginia State (GO) Series A
5.000%, 12/01/23	500	536,892
5.000%, 12/01/24	755	836,957
TOTAL WEST VIRGINIA		1,373,849
WISCONSIN — (2.2%)
City of Madison (GO) Series A
4.000%, 10/01/26	5,000	5,597,404
City of Milwaukee (GO) Series N4
5.000%, 04/01/27	4,000	4,680,100
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Oshkosh (GO) Series B
3.000%, 12/01/23	445	$460,977
DeForest Area School District (GO)
5.000%, 04/01/24	1,810	1,962,237
Dodge County (GO) Series A
3.000%, 03/01/28	1,355	1,457,777
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/24	2,235	2,278,674
Public Finance Authority
4.000%, 07/01/37	655	756,969
University of Wisconsin Hospitals & Clinics (RB)
5.000%, 04/01/28	1,000	1,202,345
Wisconsin State (GO)
5.000%, 05/01/24	2,515	2,734,017
Wisconsin State (GO) Series 3
5.000%, 11/01/22	3,110	3,213,928
Wisconsin State (GO) Series A
5.000%, 05/01/23	8,515	8,968,076
5.000%, 05/01/24	3,695	4,016,777
5.000%, 05/01/25	7,885	8,844,575
TOTAL WISCONSIN		46,173,856
TOTAL MUNICIPAL BONDS Cost ($2,040,786,854)		2,060,815,166
TOTAL INVESTMENTS — (100.0%)
(Cost $2,040,786,854)^^		$2,060,815,166

Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$2,060,815,166	—	$2,060,815,166
TOTAL	—	$2,060,815,166	—	$2,060,815,166

DFA Selective State Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
ALABAMA — (0.6%)
Infirmary Health System Special Care Facilities Financing Authority of Mobile (RB)
5.000%, 02/01/24	130	$139,538
3.000%, 02/01/30	300	312,660
4.000%, 02/01/38	750	856,452
UAB Medicine Finance Authority (RB) Series B2
5.000%, 09/01/30	200	233,352
University of South Alabama (RB) (AGM)
4.000%, 04/01/38	250	281,350
TOTAL ALABAMA		1,823,352
ALASKA — (1.4%)
Alaska Municipal Bond Bank Authority (RB) (MORAL OBLG) Series 3
5.000%, 10/01/29	165	182,288
Alaska Municipal Bond Bank Authority (RB) Series One
5.000%, 05/01/27	250	293,742
Alaska State (GO) Series
5.000%, 08/01/29	1,085	1,217,267
Alaska State (GO) Series A
5.000%, 08/01/36	250	313,401
Alaska State (GO) Series B
5.000%, 08/01/30	500	560,225
Borough of Matanuska-Susitna AK (RB)
5.250%, 09/01/28	265	297,114
Borough of North Slope (GO) Series B
5.000%, 06/30/27	415	489,411
City of Anchorage Electric Revenue (RB) Series A
¤ 5.000%, 12/01/41 (Pre-refunded @ $100, 12/1/24)	510	564,758
TOTAL ALASKA		3,918,206
ARIZONA — (0.8%)
Apache County Industrial Development Authority (RB) Series A
4.500%, 03/01/30	310	310,895
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
City of Phoenix Civic Improvement Corp. (RB) Series A
5.000%, 07/01/34	1,000	$1,196,808
Maricopa County Industrial Dev. Authority (RB)
3.250%, 01/01/37	200	209,633
Maricopa County Industrial Dev. Authority (RB) Series A
4.000%, 09/01/37	375	428,953
Pinal County Electric District No. 3 (RB)
5.000%, 07/01/28	150	180,180
TOTAL ARIZONA		2,326,469
ARKANSAS — (0.3%)
Arkansas Dev. Finance Authority (RB)
5.000%, 09/01/28	30	35,619
5.000%, 09/01/30	10	12,237
North Little Rock School District No. 1 (GO) (ST AID WITHHLDG)
5.000%, 02/01/25	410	455,047
2.000%, 02/01/30	250	252,490
Pulaski County Special School District (GO) (ST AID WITHHLDG)
2.000%, 02/01/29	250	252,113
TOTAL ARKANSAS		1,007,506
CALIFORNIA — (1.6%)
California Health Facilities Financing Authority (RB) Series A
5.000%, 04/01/33	250	310,211
California Health Facilities Financing Authority (RB) Series B
5.000%, 11/15/32	850	991,267
California Statewide Communities Development Authority (RB)
4.125%, 03/01/34	170	184,414
City of El Cerrito (RB) (NPFGC )
5.000%, 05/01/29	250	289,500

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Sacramento Transient Occupancy Tax Revenue (RB) Series
5.000%, 06/01/26	250	$283,826
Hesperia Community Redevelopment Agency Successor Agency (AGM) Series A
3.375%, 09/01/37	500	534,538
Imperial Beach Redevelopment Agency Successor Agency
4.000%, 06/01/38	260	294,472
Lower Tule River Irrigation District (RB) Series A
5.000%, 08/01/26	300	345,005
Mountain House Public Financing Authority (RB) (BAM) Series A
4.000%, 12/01/29	165	191,304
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/27	380	439,155
Oakland Unified School District/Alameda County (GO) Series A
5.000%, 08/01/23	300	318,821
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series SER 2020B
4.000%, 05/01/40	210	237,028
Victor Valley Transit Authority (COP)
3.000%, 07/01/37	210	216,045
Washington Township Health Care District (RB) Series A
4.000%, 07/01/33	100	111,928
TOTAL CALIFORNIA		4,747,514
COLORADO — (1.5%)
Cherokee Metropolitan District (RB) (BAM)
4.000%, 08/01/34	150	176,939
Colorado Health Facilities Authority (RB) Series A
5.000%, 08/01/35	750	900,299
4.000%, 08/01/37	300	333,191
Colorado Health Facilities Authority (RB) Series A-
5.000%, 08/01/25	25	28,166
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Denver Health & Hospital Authority (RB) Series A
5.000%, 12/01/33	470	$571,088
E-470 Public Highway Authority (RB) Series A
5.000%, 09/01/34	200	248,493
5.000%, 09/01/36	300	371,881
Flying Horse Metropolitan District No. 2 (GO) (AGM) Series A
4.000%, 12/01/40	430	492,583
Fossil Ridge Metropolitan District No. 3 (GO) (BAM)
5.000%, 12/01/29	280	338,629
Regional Transportation District (COP)
5.000%, 06/01/29	300	332,867
Sand Creek Metropolitan District (GO) (AGM) Series A
4.000%, 12/01/24	250	268,376
South Suburban Park & Recreation District (COP)
5.000%, 12/15/31	200	240,600
Upper Eagle Regional Water Authority (RB) (AGM)
5.000%, 12/01/29	100	125,034
TOTAL COLORADO		4,428,146
CONNECTICUT — (1.2%)
City of Bridgeport (GO) Series A
5.000%, 06/01/32	300	367,523
City of New Haven (GO) Series A
5.000%, 08/01/29	595	720,346
Connecticut State (GO) Series A
4.000%, 04/15/38	500	568,349
Connecticut State Health & Educational Facilities Authority (RB) Series A
5.000%, 07/01/34	245	300,207
Connecticut State Special Tax Revenue (RB)
5.000%, 05/01/38	500	615,399
Connecticut State Special Tax Revenue (RB) Series A
5.000%, 05/01/35	500	630,663
Metropolitan District (GO) Series A
3.000%, 08/01/27	275	286,160
TOTAL CONNECTICUT		3,488,647

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DELAWARE — (0.0%)
Delaware Municipal Electric Corp. (RB)
5.000%, 07/01/29	100	$122,593
DISTRICT OF COLUMBIA — (0.5%)
District of Columbia (RB)
5.000%, 04/01/26	15	17,099
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (RB) Series A
5.000%, 10/01/32	250	301,426
Washington Convention & Sports Authority (RB) Series A
5.000%, 10/01/29	655	805,680
Washington Metropolitan Area Transit Authority (RB)
5.000%, 07/01/31	250	293,145
TOTAL DISTRICT OF COLUMBIA		1,417,350
FLORIDA — (10.6%)
Brevard County School District (COP)
5.000%, 07/01/27	275	299,813
Broward County Tourist Dev. Tax Revenue (RB)
4.000%, 09/01/38	1,000	1,149,518
Central Florida Expressway Authority (RB) (AGM)
4.000%, 07/01/34	250	295,356
Central Florida Expressway Authority (RB) Series A
4.000%, 07/01/37	250	271,808
Central Florida Expressway Authority (RB) Series D
5.000%, 07/01/32	150	192,175
City of Gainesville Utilities System Revenue (RB) (ETM) Series A
5.000%, 10/01/25	400	452,440
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/25	1,100	1,247,169
City of Hollywood Water & Sewer Revenue (RB)
5.000%, 10/01/28	250	305,284
City of Lakeland FL Department of Electric Utilities, Revenue Bonds (RB)
5.000%, 10/01/24	900	992,507
5.000%, 10/01/25	1,285	1,459,890
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
City of Pompano Beach
5.000%, 07/01/26	1,355	$1,571,356
City of Tallahassee Energy System Revenue (RB)
5.000%, 10/01/31	1,000	1,129,568
City of Tampa Sales Tax Revenue (RB)
5.000%, 10/01/26	1,000	1,164,041
Country of Hillsborough Fl Wastewater Impact Fee (RB)
5.000%, 05/01/34	750	944,597
County of Seminole FL Water & Sewer Revenue (RB) Series A
5.000%, 10/01/27	535	608,227
Duval County Public Schools (COP) Series B
5.000%, 07/01/28	250	279,043
Florida Dev. Finance Corp. (RB)
5.000%, 11/15/29	100	123,440
Florida State (GO) Series A
5.000%, 07/01/24	1,200	1,312,790
Florida State (GO) Series C
5.000%, 06/01/25	1,355	1,431,022
Greater Orlando Aviation Authority (RB) Series B
5.000%, 10/01/36	445	516,756
Hillsborough County School Board (COP)
5.000%, 07/01/30	500	598,732
JEA Electric System Revenue (RB) Series THREE 2021A
5.000%, 10/01/33	1,000	1,275,975
Miami Beach Redev. Agency
5.000%, 02/01/29	325	347,843
Miami-Dade County Aviation Revenue (RB)
5.000%, 10/01/30	300	348,174
Miami-Dade County Educational Facilities Authority (RB) Series A
5.000%, 04/01/33	375	443,683
Miami-Dade County Expressway Authority (RB) Series A
5.000%, 07/01/33	300	342,767
Miami-Dade County Water & Sewer System Revenue (RB) Series B
5.000%, 10/01/28	1,310	1,567,628
North Broward Hospital District (RB) Series B
5.000%, 01/01/35	250	288,029

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
Pasco County (GO) Series A
5.000%, 10/01/24	570	$628,271
5.000%, 10/01/25	570	647,358
Pasco County School Board (COP) Series A
5.000%, 08/01/31	1,000	1,259,652
Polk County School District (COP) Series A
5.000%, 01/01/28	450	536,212
Reedy Creek Improvement District Utility Revenue (RB) Series 2018-1
5.000%, 10/01/29	400	484,343
5.000%, 10/01/37	400	477,262
Sarasota County Public Hospital District (RB)
5.000%, 07/01/26	350	402,958
School Board of Miami-Dade County (COP) Series A
5.000%, 05/01/31	450	498,680
School Board of Miami-Dade County (COP) Series D
5.000%, 02/01/29	950	1,073,941
5.000%, 11/01/30	335	367,054
School District of Broward County (COP) Series A
5.000%, 07/01/32	450	512,913
South Florida Water Management District (COP)
3.000%, 10/01/31	400	415,205
5.000%, 10/01/36	545	617,008
Town of Longboat Key (GO)
5.000%, 08/01/24	375	410,773
Volusia County School Board (COP)
5.000%, 08/01/28	250	273,070
Volusia County School Board (COP) Series A
5.000%, 08/01/30	500	630,107
West Palm Beach Community Redevelopment Agency
5.000%, 03/01/28	260	292,831
TOTAL FLORIDA		30,487,269
GEORGIA — (0.8%)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton (RB)
5.000%, 03/01/29	250	292,570
	Face Amount	Value†
	(000)
GEORGIA — (Continued)
Board of Water Light & Sinking Fund Commissioners of The City of Dalton/The (RB)
5.000%, 03/01/26	90	$102,680
Brookhaven Dev. Authority (RB)
5.000%, 07/01/34	250	307,483
City of Atlanta Department of Aviation (RB) Series E
5.000%, 07/01/34	375	459,760
Dev. Authority for Fulton County (RB)
5.000%, 10/01/30	400	486,819
Development Authority of Cobb County (RB)
4.000%, 07/15/24	195	207,421
Municipal Electric Authority of Georgia (RB) Series
5.000%, 11/01/27	100	118,497
Private Colleges & Universities Authority (RB)
5.000%, 10/01/27	200	235,393
TOTAL GEORGIA		2,210,623
HAWAII — (0.6%)
Hawaii State Airports System Revenue (RB) Series D
5.000%, 07/01/29	315	386,904
4.000%, 07/01/39	700	798,841
University of Hawaii (RB) Series B
3.000%, 10/01/31	500	542,378
TOTAL HAWAII		1,728,123
IDAHO — (0.1%)
Idaho Health Facilities Auth. (RB)
5.000%, 03/01/37	200	236,821
ILLINOIS — (5.5%)
Chicago O'Hare International Airport (RB) Series A
5.000%, 01/01/31	250	307,451
Chicago O'Hare International Airport (RB) Series B
5.000%, 01/01/27	265	274,510
5.000%, 01/01/33	290	317,143
Chicago Transit Authority Capital Grant Receipts Revenue (RB)
5.000%, 06/01/28	575	690,313
5.000%, 06/01/29	1,025	1,254,576

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
City of Chicago (GO) Series A
5.000%, 01/01/30	1,400	$1,656,434
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	1,000	1,140,249
Cook County Sales Tax Revenue (RB) Series A
4.000%, 11/15/39	100	113,147
Cook County School District No. 88 Bellwood (GO) (BAM) Series A
4.000%, 12/01/22	375	384,896
Cook County Township High School District No. 227 Rich Township (GO)
3.000%, 12/01/24	400	418,330
Grundy & Will Counties Community Unit School District No. 1 Coal City (GO)
5.000%, 02/01/27	500	572,750
Illinois Finance Authority (RB)
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/01/24)	350	382,661
Illinois Finance Authority (RB) Series A
5.000%, 08/15/35	320	403,668
Illinois State (GO)
5.500%, 01/01/30	1,000	1,230,336
4.000%, 06/01/37	20	21,124
Illinois State Toll Highway Authority (RB) Series A
4.000%, 01/01/39	250	284,183
Joliet Park District (GO) (BAM)
4.000%, 02/01/22	150	150,000
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/26	225	253,302
Knox & Warren Counties Community Unit School District No. 205 Galesburg (GO) (BAM) Series B
4.000%, 01/01/27	500	555,556
Lake County Forest Preserve District (GO)
5.000%, 12/15/23	1,500	1,611,761
	Face Amount	Value†
	(000)
ILLINOIS — (Continued)
Springfield Electric Revenue (RB)
5.000%, 03/01/28	140	$155,178
5.000%, 03/01/29	350	387,386
University of Illinois (RB) Series A
5.000%, 04/01/30	1,000	1,247,204
Village of Glencoe (GO) Series A
3.000%, 12/15/24	915	961,340
Village of Schaumburg (GO) Series A
4.000%, 12/01/26	500	557,022
Will County Community Unit School District No. 201-U Crete-Monee (GO) (AGM) Series B
¤ 5.000%, 01/01/27 (Pre-refunded @ $100, 1/1/26)	25	28,572
5.000%, 01/01/27	510	580,981
TOTAL ILLINOIS		15,940,073
INDIANA — (0.9%)
Ball State University (RB) Series R
5.000%, 07/01/29	255	301,697
City of Hobart (GO) (ST INTERCEPT) Series B
3.000%, 01/01/26	300	304,122
Indiana Finance Authority (RB)
5.000%, 07/01/29	400	486,335
Indiana State University (RB) Series T
4.000%, 10/01/39	110	125,951
Indianapolis Local Public Improvement Bond Bank (RB) Series A
5.000%, 06/01/24	500	543,329
5.000%, 01/15/29	300	311,894
Muncie Sanitary District (RB) (AGM) Series A
5.000%, 07/01/27	350	409,216
TOTAL INDIANA		2,482,544
IOWA — (1.3%)
City of Davenport (GO) Series B
5.000%, 06/01/22	1,320	1,340,241
City of Sioux City (GO) Series C
5.000%, 06/01/25	1,350	1,514,726

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
IOWA — (Continued)
Pottawattamie County (GO) Series A
3.000%, 06/01/22	750	$756,401
TOTAL IOWA		3,611,368
KENTUCKY — (1.6%)
Campbell Kenton & Boone Counties Sanitation District No. 1 (RB)
2.000%, 08/01/30	300	298,641
City of Hazard (RB)
5.000%, 07/01/29	1,000	1,219,706
Kentucky Bond Dev. Corp. (RB)
5.000%, 09/01/24	250	273,628
Kentucky Municipal Power Agency (RB) (NATL) Series A
5.000%, 09/01/24	95	103,725
Kentucky State Property & Building Commission (RB) Series A
5.000%, 11/01/29	500	603,632
Louisville/Jefferson County Metropolitan Government (RB) Series
5.000%, 10/01/26	1,000	1,158,151
University of Louisville (RB) (BAM) Series B
4.000%, 09/01/30	400	461,684
University of Louisville (RB) (ST INTERCEPT) Series C
4.000%, 09/01/26	350	383,756
TOTAL KENTUCKY		4,502,923
LOUISIANA — (0.7%)
City of New Orleans Sewerage Service Revenue (RB) Series B
5.000%, 06/01/28	100	119,590
City of New Orleans Water System Revenue (RB)
5.000%, 12/01/28	300	339,187
Lafourche Parish School Board (GO)
5.000%, 03/01/28	500	594,358
5.000%, 03/01/29	40	48,367
Louisiana Public Facilities Authority (RB)
5.000%, 05/15/31	250	309,178
Tangipahoa Parish Hospital Service District No. 1 (RB)
5.000%, 02/01/29	400	481,758
TOTAL LOUISIANA		1,892,438
	Face Amount	Value†
	(000)
MAINE — (0.1%)
City of Portland General Airport Revenue (RB)
5.000%, 01/01/27	210	$235,392
MARYLAND — (0.6%)
Maryland Health & Higher Educational Facilities Auth. Series
4.000%, 01/01/35	1,000	1,141,442
Maryland Health & Higher Educational Facilities Authority (RB)
5.000%, 07/01/28	500	559,149
TOTAL MARYLAND		1,700,591
MASSACHUSETTS — (0.9%)
Commonwealth of Massachusetts (RB) (NATL)
5.500%, 01/01/28	250	304,293
Massachusetts Dev. Finance Agency (RB)
5.000%, 07/01/30	365	445,056
Massachusetts Dev. Finance Agency (RB) Series G
5.000%, 07/01/33	300	377,927
Massachusetts Development Finance Agency (RB)
5.000%, 01/01/24	230	247,341
5.000%, 10/01/29	100	123,166
Massachusetts Development Finance Agency (RB) Series
5.000%, 01/01/24	70	74,877
Massachusetts Development Finance Agency (RB) Series I
5.000%, 07/01/29	400	457,022
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue (RB) Series A
5.000%, 01/01/33	445	540,694
TOTAL MASSACHUSETTS		2,570,376
MICHIGAN — (1.8%)
Central Michigan University (RB)
4.000%, 10/01/35	450	521,878
4.000%, 10/01/36	470	544,403
City of Dearborn Heights (GO) (BAM)
3.000%, 05/01/27	855	915,097

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MICHIGAN — (Continued)
City of Saginaw Water Supply System Revenue (RB) (AGM)
4.000%, 07/01/29	500	$576,446
Eastern Michigan University (RB) (BAM) Series A
4.000%, 03/01/34	250	275,442
Farmington Public School District (GO) (BAM)
3.375%, 05/01/34	250	272,955
Ferris State University (RB)
5.000%, 10/01/27	400	460,724
Grand Traverse County Hospital Finance Authority (RB)
5.000%, 07/01/29	200	245,966
Kalamazoo Public Schools (GO)
4.000%, 05/01/25	20	21,752
Karegnondi Water Authority (RB)
5.000%, 11/01/29	500	594,603
Michigan Finance Authority (RB)
4.000%, 11/15/35	200	217,807
Wayne County Airport Authority (RB) Series A
5.000%, 12/01/40	500	626,711
TOTAL MICHIGAN		5,273,784
MINNESOTA — (0.1%)
Plymouth Intermediate District No. 287 (COP) Series A
5.000%, 02/01/30	205	234,280
MISSISSIPPI — (0.3%)
City of Jackson (GO)
5.000%, 03/01/24	350	377,562
Mississippi Dev. Bank (RB)
5.000%, 04/01/28	245	277,728
Mississippi State (RB) Series A
5.000%, 10/15/23	250	266,293
TOTAL MISSISSIPPI		921,583
MISSOURI — (1.5%)
City of Saint Charles (COP) Series B
3.000%, 02/01/37	440	465,744
Jefferson City School District (COP)
4.000%, 04/01/24	200	211,758
	Face Amount	Value†
	(000)
MISSOURI — (Continued)
Jefferson County Consolidated School District No. 6 (GO) (ST AID DIR DEP) Series A
3.000%, 03/01/34	140	$148,393
Kansas City Industrial Dev. Authority (RB)
5.000%, 03/01/30	15	18,526
5.000%, 03/01/33	450	551,312
Missouri Dev. Finance Board (RB) Series A
5.000%, 06/01/26	250	263,067
Missouri Joint Municipal Electric Utility Commission (RB)
5.000%, 01/01/27	1,000	1,166,370
Missouri State Health & Educational Facilities Authority (RB)
5.000%, 11/15/29	350	428,173
Missouri State Health & Educational Facilities Authority (RB) Series A
5.000%, 06/01/28	355	385,507
4.000%, 07/01/34	500	586,944
TOTAL MISSOURI		4,225,794
MONTANA — (0.2%)
Montana Facility Finance Authority (RB) Series A
4.000%, 06/01/35	500	578,488
NEBRASKA — (0.4%)
Public Power Generation Agency (RB)
5.000%, 01/01/28	300	331,055
5.000%, 01/01/29	650	716,894
TOTAL NEBRASKA		1,047,949
NEVADA — (3.2%)
City of North Las Vegas NV (GO) (BAM)
5.000%, 06/01/28	545	655,386
Clark County Department of Aviation (RB) Series B
5.000%, 07/01/32	375	461,215
5.000%, 07/01/40	500	608,292
Clark County NV (GO) Series B
5.000%, 11/01/27	1,000	1,194,065
Clark County NV Passenger Facility Charge Revenue (RB)
5.000%, 07/01/32	240	294,428

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Clark County School District (GO) Series A
5.000%, 06/15/28	300	$352,277
Clark County School District (GO) (AGM) Series A
4.000%, 06/15/40	395	451,376
Nevada State (GO) Series D
5.000%, 04/01/27	2,105	2,346,270
Nevada System of Higher Education (RB)
3.000%, 07/01/32	250	261,224
Washoe County NV (GO)
5.000%, 07/01/24	735	802,239
Washoe County School District (GO)
5.000%, 06/01/25	1,495	1,680,026
TOTAL NEVADA		9,106,798
NEW JERSEY — (2.1%)
City of Newark (GO) (BAN) Series B
1.750%, 02/22/22	225	225,160
City of Vineland (GO) (AGM)
3.000%, 10/01/28	500	532,158
County of Atlantic NJ (GO)
3.000%, 04/01/28	555	580,529
Gloucester County Improvement Auth. (RB) (BAM)
5.000%, 07/01/32	145	180,849
New Brunswick Parking Authority (RB) (BAM MUN GOVT GTD)
5.000%, 09/01/27	325	366,890
New Jersey Educational Facilities Authority (RB) (AGM) Series
5.000%, 07/01/28	100	119,315
New Jersey Educational Facilities Authority (RB) (AGM) Series A
5.000%, 07/01/33	300	350,587
New Jersey Health Care Facilities Financing Authority (RB)
5.000%, 10/01/23	300	319,897
New Jersey State (GO)
¤ 4.000%, 06/01/30	300	312,419
4.000%, 06/01/30	500	574,369
New Jersey Transportation Trust Fund Authority
5.250%, 06/15/31	260	292,526
New Jersey Turnpike Authority (RB) Series A
5.000%, 01/01/30	610	663,362
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Turnpike Authority (RB) Series G
3.250%, 01/01/38	765	$811,238
Passaic Valley Sewerage Commission (RB) (AGM) Series J
3.000%, 12/01/32	750	802,581
TOTAL NEW JERSEY		6,131,880
NEW YORK — (1.9%)
City of New York (GO) Series B-1
5.000%, 12/01/29	500	584,273
City of Syracuse (GO) Series A
4.000%, 05/15/29	950	1,046,190
City of Yonkers (GO) Series A
4.000%, 02/15/23	125	129,039
Metropolitan Transportation Authority (RB) Series C-1
5.000%, 11/15/30	1,000	1,161,816
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/25	715	807,256
5.000%, 07/01/27	150	174,787
5.000%, 12/01/28	250	300,927
New York City Industrial Dev. Agency (RB) (AGM)
3.000%, 01/01/33	500	523,899
New York State Thruway Authority (RB) Series K
5.000%, 01/01/32	400	440,320
Port Authority of New York & New Jersey (RB) Series
5.000%, 11/15/28	300	358,707
TOTAL NEW YORK		5,527,214
NORTH CAROLINA — (0.5%)
North Carolina Capital Facilities Finance Agency (RB)
4.000%, 05/01/34	490	557,119
North Carolina Municipal Power Agency No. 1 (RB) Series A
5.000%, 01/01/29	400	484,228
University of North Carolina at Greensboro (RB)
5.000%, 04/01/27	250	270,943
TOTAL NORTH CAROLINA		1,312,290

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NORTH DAKOTA — (0.0%)
City of Grand Forks (RB)
5.000%, 12/01/29	125	$151,878
OHIO — (2.1%)
Akron OH Income Tax Revenue Akrgen (RB)
5.000%, 12/01/26	395	434,735
Allen County Hospital Facilities Revenue (RB) Series A
5.000%, 08/01/29	1,000	1,188,380
American Municipal Power, Inc. (RB)
5.000%, 02/15/29	545	658,251
Butler County (RB)
4.000%, 11/15/35	1,000	1,098,389
City of Mansfield (GO) (BAM)
5.000%, 12/01/25	190	213,911
Montgomery County (RB)
5.000%, 08/01/28	240	290,737
4.000%, 08/01/39	600	685,708
4.000%, 08/01/40	500	570,363
Ohio Higher Educational Facility Commission (RB)
5.000%, 12/01/26	275	318,282
4.000%, 05/01/40	545	613,398
TOTAL OHIO		6,072,154
OKLAHOMA — (1.5%)
City of Oklahoma City (GO)
2.000%, 03/01/26	2,000	2,058,450
Grady County School Finance Authority (RB)
4.000%, 12/01/23	500	523,453
Oklahoma Dev. Finance Authority (RB)
4.000%, 06/01/29	770	847,275
Oklahoma Turnpike Authority (RB) Series A
5.000%, 01/01/28	500	601,739
University of Oklahoma (RB)
5.000%, 07/01/27	215	247,233
TOTAL OKLAHOMA		4,278,150
OREGON — (0.5%)
Deschutes County Hospital Facilities Authority (RB)
5.000%, 01/01/28	115	137,318
Metro (RB)
5.000%, 06/15/30	225	264,841
Oregon Health & Science University (RB) Series B
5.000%, 07/01/33	350	402,958
	Face Amount	Value†
	(000)
OREGON — (Continued)
Pacific Communities Health District (GO)
4.000%, 06/01/25	350	$380,129
Salem Hospital Facility Authority (RB)
5.000%, 05/15/37	200	242,754
TOTAL OREGON		1,428,000
PENNSYLVANIA — (4.0%)
Allegheny County Hospital Development Authority (RB)
4.000%, 07/15/38	1,000	1,124,875
Butler Area Sewer Authority (RB) (BAM) Series A
2.000%, 07/01/29	300	302,612
Chester County School Authority (RB)
5.000%, 03/01/28	235	267,407
City of Philadelphia (GO) Series A
4.000%, 05/01/38	750	863,348
City of Philadelphia Airport Revenue (RB) Series A
4.000%, 07/01/39	850	964,422
City of Philadelphia Airport Revenue (RB) Series B
4.000%, 07/01/36	250	285,615
City of Philadelphia PA (GO) Series B
5.000%, 02/01/37	500	607,835
Commonwealth of Pennsylvania (GO) Series
5.000%, 03/15/28	350	389,615
4.000%, 02/01/30	270	295,583
Delaware River Port Authority (RB)
5.000%, 01/01/34	505	540,182
Derry Township Industrial & Commercial Dev. Authority (RB)
4.000%, 11/15/29	400	457,588
DuBois Hospital Authority (RB)
5.000%, 07/15/32	250	296,055
Lancaster Higher Education Authority (RB) (BAM)
5.000%, 10/01/28	500	602,123
Montgomery County Higher Education and Health Authority (RB) Series
5.000%, 09/01/27	695	816,194

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
PENNSYLVANIA — (Continued)
Pennsylvania Higher Educational Facilities Authority (RB)
5.000%, 05/01/29	80	$90,816
Pennsylvania Higher Educational Facilities Authority (RB) Series AT-1
5.000%, 06/15/30	150	172,496
5.000%, 12/01/37	1,250	1,557,992
Philadelphia Gas Works Co. (RB) (AGM) Series A
5.000%, 08/01/28	250	299,945
Pittsburgh Water & Sewer Authority (RB) (AGM) Series B
5.000%, 09/01/28	245	296,953
Snyder County Higher Education Authority (RB)
5.000%, 01/01/27	585	654,810
Westmoreland County (GO) Series A
5.000%, 08/15/29	500	606,929
TOTAL PENNSYLVANIA		11,493,395
RHODE ISLAND — (0.0%)
City of Providence (GO) Series A
5.000%, 01/15/26	100	112,026
SOUTH CAROLINA — (0.7%)
College of Charleston (RB) Series A
3.000%, 04/01/32	750	803,015
Piedmont Municipal Power Agency (RB) Series A
5.000%, 01/01/27	375	414,803
Piedmont Municipal Power Agency (RB) Series D
4.000%, 01/01/33	500	576,811
South Carolina Public Service Authority (RB) Series A
5.000%, 12/01/31	335	374,467
TOTAL SOUTH CAROLINA		2,169,096
SOUTH DAKOTA — (0.4%)
Sioux Falls SD Sales Tax Revenue (RB) Series A
5.000%, 11/15/26	860	1,003,798
South Dakota Health & Educational Facilities Authority (RB)
3.250%, 09/01/32	100	105,761
TOTAL SOUTH DAKOTA		1,109,559
	Face Amount	Value†
	(000)
TENNESSEE — (3.8%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/24	965	$1,055,702
5.000%, 07/01/25	970	1,094,439
City of Knoxville Gas System Revenue (RB) Series AA
5.000%, 03/01/26	2,000	2,298,060
Greeneville Health & Educational Facilities Board (RB) Series
5.000%, 07/01/30	650	773,570
Knox County Health Educational & Housing Facility Board (RB) Series A
5.000%, 01/01/33	560	645,696
Maury County (GO)
5.000%, 04/01/25	825	922,559
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (RB) Series
5.000%, 07/01/30	65	74,895
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/28	1,000	1,156,231
Sumner County (GO)
5.000%, 06/01/24	940	1,025,553
Tennessee State (GO) Series B
5.000%, 08/01/25	1,565	1,773,551
TOTAL TENNESSEE		10,820,256
TEXAS — (23.7%)
Alamo Community College District (GO)
5.000%, 08/15/27	950	1,132,351
Alief Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,485	1,702,261
Arlington Higher Education Finance Corp. (RB) (PSF-GTD) Series A
5.000%, 08/15/28	250	301,535
Bexar County (GO)
4.000%, 06/15/26	600	668,173
Bexar County (GO) Series B
¤ 5.000%, 06/15/25 (Pre-refunded @ $100, 6/15/23)	1,500	1,586,394

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Brownsville Independent School District (GO) (PSF-GTD) Series A
3.000%, 08/15/24	1,140	$1,195,179
Bryan Independent School District (GO) (PSF-GTD)
4.000%, 02/15/27	1,775	2,001,601
Central Texas Regional Mobility Authority (RB) Series B
5.000%, 01/01/39	500	609,774
4.000%, 01/01/40	755	851,478
Central Texas Turnpike System (RB) Series A
5.000%, 08/15/39	965	1,183,848
City of Austin (GO)
5.000%, 09/01/28	1,250	1,456,738
City of Austin (GO) Series A
5.000%, 09/01/24	1,200	1,320,500
City of Austin Airport System Revenue (RB) Series A
5.000%, 11/15/32	270	314,565
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	2,000	2,278,455
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/24	675	735,194
City of Celina (GO)
4.125%, 09/01/25	1,000	1,102,075
City of Corpus Christi (GO)
5.000%, 03/01/24	1,000	1,082,778
City of El Paso (GO) Series B
5.000%, 08/15/23	455	483,969
City of Fort Worth (GO)
4.000%, 03/01/28	2,500	2,857,533
4.000%, 03/01/29	1,000	1,102,645
City of Fort Worth (GO) Series A
5.000%, 03/01/24	500	540,559
5.000%, 03/01/25	475	529,393
City of Frisco (GO)
4.000%, 02/15/26	3,175	3,516,306
City of Houston (GO) Series A
5.000%, 03/01/26	1,500	1,617,476
City of Hutto (GO) (BAM) Series A
3.000%, 08/01/27	515	556,123
City of League City (GO)
4.000%, 02/15/28	160	179,845
City of Lubbock (GO)
5.000%, 02/15/23	720	752,210
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Mount Pleasant (GO) (AGM)
5.000%, 05/15/29	390	$475,449
5.000%, 05/15/30	415	515,855
City of New Braunfels Utility System Revenue (RB)
5.000%, 07/01/25	1,145	1,287,381
City of Odessa (GO)
5.000%, 03/01/29	150	180,538
City of San Angelo (GO)
5.000%, 02/15/25	1,000	1,111,120
City of San Antonio TX Electric & Gas Systems Revenue (RB)
5.000%, 02/01/27	3,050	3,536,344
City of Waco (GO) Series A
4.000%, 02/01/25	2,000	2,158,022
City of Waxahachie (GO)
4.000%, 08/01/30	1,000	1,124,578
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	800	863,773
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	585	652,231
Dallas County Utility & Reclamation District (GO)
5.000%, 02/15/26	795	900,575
Dallas Fort Worth International Airport (RB)
5.000%, 11/01/30	35	44,048
4.000%, 11/01/39	465	533,019
Dallas Fort Worth International Airport (RB) Series F
5.125%, 11/01/25	80	85,472
Edinburg Consolidated Independent School District (GO)
5.000%, 02/15/25	235	261,113
Fort Bend County Municipal Management District No. 1 (GO) (BAM)
2.000%, 09/01/30	245	236,997
Fort Bend County Municipal Utility District No. 57 (GO) (AGM)
2.000%, 04/01/28	350	354,124
Fort Bend County Municipal Utility District No. 58 (GO) (BAM)
2.000%, 04/01/24	100	101,343

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Grand Parkway Transportation Corp. (RB)
5.000%, 02/01/23	500	$520,481
Greater Greenspoint Redevelopment Authority (AGM)
4.000%, 09/01/34	250	276,816
Harris County (GO) Series A
5.000%, 10/01/26	500	569,209
Harris County Cultural Education Facilities Finance Corp. (RB)
5.000%, 12/01/22	220	228,072
5.000%, 11/15/26	1,000	1,148,838
Harris County Cultural Education Facilities Finance Corp. (RB) Series
3.000%, 10/01/40	100	104,802
Harris County Cultural Education Facilities Finance Corp. (RB) Series A
5.000%, 05/15/31	500	607,310
Harris County Flood Control District (GO) Series A
5.000%, 10/01/27	300	358,096
Harris County Municipal Utility District No. 165 (GO) (AGM)
3.000%, 03/01/24	500	517,202
Houston Community College System (RB)
5.000%, 04/15/26	1,155	1,289,968
Houston Independent School District
5.000%, 02/15/25	1,000	1,112,704
Hunt Memorial Hospital District Charitable Health (GO)
5.000%, 02/15/28	250	289,603
Katy Independent School District (GO) (PSF-GTD) Series D
5.000%, 02/15/25	1,000	1,113,973
Lower Colorado River Authority (RB)
5.000%, 05/15/24	355	385,646
5.000%, 05/15/38	400	492,377
Mesquite Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/25	1,110	1,256,050
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Pharr San Juan Alamo Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/01/28	600	$668,741
Point Aquarius Municipal Utility District (GO) (BAM)
3.000%, 03/01/26	100	104,736
Port Freeport (RB) Series B
5.000%, 06/01/29	350	409,980
Roma Independent School District (GO) (PSF-GTD)
4.000%, 02/15/26	540	595,581
Southwest Independent School District (GO) (PSF-GTD)
5.000%, 02/01/25	800	890,901
Spring Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	1,550	1,746,476
Stephen F Austin State University (RB)
5.000%, 10/15/29	230	264,261
Texas Municipal Power Agency (RB) (AGM)
3.000%, 09/01/32	200	209,976
Texas State (GO)
5.000%, 10/01/23	1,065	1,138,202
Texas State (GO) Series B-1
5.000%, 08/01/26	1,040	1,206,329
Texas Transportation Commission State Highway Fund (RB) Series A
5.000%, 04/01/23	1,500	1,574,988
Timber Lane Utility District (GO) (AGM) Series
4.000%, 08/01/26	365	403,451
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/24	755	813,816
5.000%, 02/01/25	400	444,074
Upper Trinity Regional Water District (RB) (BAM)
4.000%, 08/01/27	250	283,397
Waco Educational Finance Corp. (RB)
5.000%, 03/01/35	675	832,073
5.000%, 03/01/36	250	313,757
TOTAL TEXAS		68,252,826

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
UTAH — (3.1%)
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	$1,125,510
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/28	350	427,646
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,250	1,391,641
Ogden City School District (GO) (SCH BD GTY)
5.000%, 06/15/26	1,000	1,155,947
Ogden City School District
5.000%, 06/15/26	1,500	1,733,920
Uintah County (GO)
4.000%, 12/15/28	750	829,494
Utah State (GO)
5.000%, 07/01/25	1,575	1,779,881
Utah Transit Authority (RB) Series A
5.250%, 06/15/23	500	530,402
TOTAL UTAH		8,974,441
VIRGINIA — (0.1%)
Lynchburg Economic Dev. Authority (RB)
5.000%, 01/01/29	130	157,751
WASHINGTON — (10.9%)
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes Revenue
¤ 5.000%, 11/01/45	610	693,939
Central Washington University (RB)
4.000%, 05/01/26	270	278,489
City of Everett Water & Sewer Revenue (RB)
5.000%, 12/01/27	1,640	1,924,803
City of Port Angeles Water & Wastewater Utility Revenue (RB)
5.000%, 11/01/25	1,255	1,430,665
5.000%, 11/01/26	750	878,307
City of Seattle (GO)
5.000%, 12/01/29	1,345	1,509,584
City of Seattle (GO) Series A
5.000%, 12/01/25	1,000	1,141,863
City of Seattle Drainage & Wastewater Revenue (RB)
4.000%, 04/01/33	600	658,300
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle Solid Waste Revenue (RB)
4.000%, 06/01/29	170	$187,211
City of Seattle WA Water System Revenue
5.000%, 05/01/26	1,315	1,472,347
Energy Northwest (RB)
4.000%, 07/01/27	250	270,492
King County (GO) Series A
5.000%, 12/01/26	1,575	1,846,901
King County (GO) Series C
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/22)	1,295	1,319,498
King County Public Hospital District No. 1 (GO)
5.000%, 12/01/25	550	623,602
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,141,863
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/23	3,775	4,055,689
Klickitat County Public Utility District No. 1 (RB) (AGM) Series A
5.000%, 12/01/28	275	333,973
Pierce County (GO)
4.000%, 08/01/24	1,360	1,456,683
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	500	586,830
Pierce County Sewer Revenue (RB) Series A
4.000%, 08/01/28	350	402,916
Port of Everett (RB)
4.000%, 12/01/28	215	234,784
Snohomish County School District No 201 Snohomish (GO) (SCH BD GTY)
5.000%, 12/01/27	2,000	2,276,472
Washington Health Care Facilities Auth. (RB)
4.000%, 07/01/37	200	221,967
Washington Health Care Facilities Authority (RB) Series A-
5.000%, 08/01/25	35	39,433
Washington State (GO) Series A
5.000%, 08/01/26	665	705,690

DFA Selective State Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
Washington State (GO) Series A-1
5.000%, 08/01/26	1,000	$1,129,582
5.000%, 08/01/31	1,000	1,125,188
Washington State (GO) Series B
5.000%, 08/01/29	835	963,802
Washington State (GO) Series E
5.000%, 02/01/27	570	613,698
Washington State (GO) Series R-2018C
5.000%, 08/01/27	1,005	1,196,838
Washington State (GO) Series R-2018D
5.000%, 08/01/25	645	729,054
TOTAL WASHINGTON		31,450,463
WEST VIRGINIA — (0.1%)
West Virginia Hospital Finance Authority
5.000%, 09/01/32	370	443,143
WISCONSIN — (5.1%)
City of Kaukauna Electric System Revenue (RB) (AGM)
4.000%, 12/15/30	800	935,053
City of Milwaukee (GO) Series
4.000%, 04/01/28	300	330,424
City of Milwaukee (GO) Series B3
3.000%, 03/01/30	610	636,132
City of Milwaukee Sewerage System Revenue (RB) Series S2
5.000%, 06/01/27	200	236,901
City of Milwaukee WI (GO) Series
5.000%, 04/01/26	425	485,386
City of Milwaukee WI Sewerage System Revenue (RB) Series S7
5.000%, 06/01/24	475	517,656
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
City of Waukesha (GO) Series C
5.000%, 10/01/26	260	$302,651
Mequon & Thiensville School District (GO)
2.000%, 03/01/25	1,345	1,376,535
Public Finance Authority
4.000%, 07/01/38	675	778,412
4.000%, 07/01/39	675	777,114
River Falls School District (GO) Series A
3.000%, 04/01/25	1,520	1,605,620
Wisconsin Health & Educational Facilities Authority (RB)
5.000%, 04/04/32	445	537,577
5.000%, 08/15/32	490	539,821
5.000%, 07/01/34	220	254,509
Wisconsin Health & Educational Facilities Authority
4.000%, 10/15/33	1,025	1,204,386
Wisconsin State (GO) Series 1
5.000%, 11/01/24	1,000	1,104,529
5.000%, 05/01/30	2,050	2,325,089
WPPI Energy (RB) Series A
5.000%, 07/01/36	600	686,911
TOTAL WISCONSIN		14,634,706
WYOMING — (0.4%)
University of Wyoming (RB)
5.000%, 06/01/23	1,000	1,055,555
TOTAL MUNICIPAL BONDS Cost ($295,102,963)		287,841,783
TOTAL INVESTMENTS — (100.0%)
(Cost $295,102,963)^^		$287,841,783

DFA Selective State Municipal Bond Portfolio
CONTINUED
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$287,841,783	—	$287,841,783
TOTAL	—	$287,841,783	—	$287,841,783

DFA California Short-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Apple Valley Unified School District
5.000%, 08/01/26	780	$827,245
Baldwin Park Unified School District (GO)
2.000%, 08/01/22	390	393,041
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	195	214,340
Bay Area Toll Authority (RB) Series F-1
5.000%, 04/01/22	1,000	1,007,750
¤ 5.000%, 04/01/23 (Pre-refunded @ $100, 4/1/22)	1,005	1,012,705
¤ 5.000%, 04/01/26 (Pre-refunded @ $100, 4/1/22)	11,660	11,749,389
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 10/01/24)	1,000	1,084,334
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/43 (Pre-refunded @ $100, 4/1/23)	4,885	5,128,040
¤ 5.250%, 04/01/53 (Pre-refunded @ $100, 4/1/23)	650	684,141
Berkeley Unified School District (GO) Series B
5.000%, 08/01/22	3,000	3,068,500
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	295	313,553
Burbank Unified School District (GO) Series A
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/25)	1,040	1,159,804
California Community College Financing Authority (RN) Series B
2.000%, 01/31/22	5,000	5,000,000
California Health Facilities Financing Authority (RB)
5.000%, 11/15/23	700	751,357
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California Health Facilities Financing Authority (RB) Series A
5.000%, 10/01/24	1,000	$1,103,064
5.000%, 11/15/24	850	940,217
5.000%, 02/01/26	2,740	3,045,331
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/25	1,970	2,182,760
5.000%, 02/01/26	1,135	1,292,525
5.000%, 02/01/28	750	895,719
California Municipal Finance Authority (RB) Series B
5.000%, 10/01/23	1,525	1,627,980
California State Department of Water Resources (RB) Series AP
¤ 4.000%, 12/01/31 (Pre-refunded @ $100, 6/1/23)	2,515	2,622,874
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	3,355	3,478,676
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	35	36,251
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	13,530	13,685,169
California State Public Works Board (RB) Series
5.000%, 11/01/22	2,475	2,557,139
California State Public Works Board (RB) Series B
5.000%, 05/01/22	2,045	2,068,557
5.000%, 05/01/23	695	731,623
California State Public Works Board (RB) Series D
5.000%, 11/01/22	2,340	2,417,658
California State University (RB) Series
¤ 5.000%, 11/01/25 (Pre-refunded @ $100, 11/1/24)	470	519,264
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	1,440	1,590,935

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	865	$955,666
California State University (RB) Series A
5.000%, 11/01/22	3,800	3,926,986
5.000%, 11/01/23	4,320	4,628,801
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/22)	1,025	1,059,017
¤ 4.000%, 11/01/28 (Pre-refunded @ $100, 11/1/22)	3,000	3,077,226
Calleguas Municipal Water District (RB) Series A
¤ 5.000%, 07/01/29	1,295	1,417,371
Carlsbad Unified School District (GO) Series B
2.000%, 08/01/23	750	763,398
Central Contra Costa Sanitary District (COP)
5.000%, 03/01/22	8,645	8,678,282
5.000%, 09/01/22	8,865	9,098,995
5.000%, 09/01/23	5,125	5,458,660
Chabot-Las Positas Community College District (GO)
4.000%, 08/01/22	3,050	3,104,352
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/23)	3,500	3,715,242
Chabot-Las Positas Community College District
5.000%, 08/01/24	4,500	4,937,463
Chico Unified School District (GO) Series
3.000%, 08/01/23	570	588,476
City & County of San Francisco (GO)
5.000%, 06/15/24	1,245	1,361,572
City & County of San Francisco (GO) Series B
2.000%, 06/15/22	1,500	1,508,730
2.000%, 06/15/23	1,000	1,016,900
City & County of San Francisco (GO) Series R1
5.000%, 06/15/22	2,000	2,033,760
5.000%, 06/15/23	1,250	1,322,111
City & County of San Francisco
5.000%, 06/15/27	1,860	1,964,935
City of Berkeley (RN)
1.000%, 07/25/22	22,500	22,543,969
City of Los Angeles (RN)
4.000%, 06/23/22	8,000	8,114,298
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	385	$390,917
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/22	930	944,355
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/31	975	1,095,279
City of San Francisco Public Utilities Commission Water Revenue (RB)
4.000%, 11/01/22	3,000	3,078,140
5.000%, 11/01/22	1,345	1,390,050
5.000%, 11/01/23	1,835	1,965,172
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 5/1/22)	500	505,734
¤ 5.000%, 11/01/37 (Pre-refunded @ $100, 5/1/22)	1,000	1,011,469
Contra Costa Community College District (GO)
4.000%, 08/01/22	1,000	1,017,618
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	600	613,548
¤ 5.000%, 08/01/38	3,600	3,824,175
Contra Costa Water District (RB) Series W
5.000%, 10/01/22	590	607,648
5.000%, 10/01/23	1,515	1,618,610
Desert Community College District (GO)
4.000%, 08/01/22	800	814,378
Desert Community College District (GO) Series A-
4.000%, 08/01/23	1,500	1,572,508
Dublin Unified School District (GO) Series A-2
5.000%, 08/01/22	3,840	3,927,679
5.000%, 08/01/23	3,000	3,187,741
5.000%, 08/01/24	510	559,978
Eastern Municipal Water District (RB) Series A
3.000%, 07/01/24	1,545	1,618,269
El Camino Community College District Foundation (GO) Series D
3.000%, 08/01/22	160	162,065

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
El Monte Union High School District (GO)
2.000%, 06/01/22	1,080	$1,085,870
Evergreen School District (GO)
2.000%, 08/01/22	2,800	2,822,249
2.000%, 08/01/23	3,000	3,052,691
Foothill-De Anza Community College District (GO)
¤ 5.000%, 08/01/26	1,125	1,234,659
Fremont Unified School District/Alameda County (GO) Series
¤ 4.000%, 08/01/46 (Pre-refunded @ $100, 8/1/24)	5,000	5,364,427
Fremont Union High School District (GO)
¤ 4.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	5,500	5,760,802
Fremont Union High School District (GO) Series A
2.000%, 08/01/22	1,000	1,007,946
2.000%, 08/01/23	730	743,261
Fresno Unified School District (GO) Series A
4.000%, 08/01/22	3,435	3,497,254
Fresno Unified School District (GO) Series D
2.000%, 08/01/22	1,125	1,134,221
2.000%, 08/01/23	1,600	1,630,027
Fresno Unified School District (GO) (AGM) Series A
¤ 5.000%, 08/01/25 (Pre-refunded @ $100, 8/1/22)	1,000	1,022,579
Gilroy School Facilities Financing Authority (RB) Series A
¤ 5.000%, 08/01/46 (Pre-refunded @ $100, 8/1/23)	3,000	3,186,813
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/23	1,900	1,991,260
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	1,500	1,644,260
Glendale Community College District (GO) Series B
4.000%, 08/01/22	1,075	1,094,211
4.000%, 08/01/23	500	524,016
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Golden State Tobacco Securitization Corp. (RB) (ST APPROP) (ETM) Series A
5.000%, 06/01/22	3,000	$3,045,192
Grossmont Union High School District (GO) Series J2
4.000%, 08/01/23	1,000	1,048,032
Grossmont-Cuyamaca Community College District (GO)
5.000%, 08/01/23	1,615	1,716,317
Hartnell Community College District (GO) Series B
4.000%, 08/01/22	1,015	1,033,139
Huntington Beach City School District (GO) Series C
4.000%, 08/01/22	180	183,217
Inglewood Unified School District (GO) (AGM) Series A
4.000%, 08/01/22	1,100	1,119,158
4.000%, 08/01/23	1,125	1,176,796
Kern Community College District (GO) Series C
4.000%, 08/01/22	575	585,160
Kern High School District (GO) (AGM) Series C
2.000%, 08/01/22	5,295	5,337,075
Las Lomitas Elementary School District (GO) Series B
2.000%, 07/01/22	845	850,691
2.000%, 07/01/23	1,315	1,338,438
Local Public Schools Funding Authority School Improvement District No. 2016-1 (GO) (BAM) Series A
5.000%, 08/01/22	1,500	1,533,793
Lodi Unified School District (GO)
3.000%, 08/01/23	750	774,652
Long Beach Community College District (GO) Series D
4.000%, 08/01/23	1,825	1,912,098
4.000%, 08/01/24	1,250	1,340,465
Long Beach Unified School District (GO) Series B
5.000%, 08/01/22	11,555	11,817,665

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Altos Elementary School District (RN)
4.000%, 07/15/22	3,000	$3,045,987
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	2,615	2,780,267
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	1,000	1,096,174
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,325	1,452,430
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	3,350	3,561,719
Los Angeles Community College District (GO) Series J
3.000%, 08/01/22	2,980	3,019,517
Los Angeles County (RN)
4.000%, 06/30/22	9,940	10,088,655
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	1,765	1,798,538
5.000%, 07/01/23	18,000	19,068,426
5.000%, 07/01/24	2,890	3,164,544
Los Angeles County Metropolitan Transportation Authority (RB) Series B
5.000%, 07/01/22	1,500	1,528,503
5.000%, 07/01/23	1,070	1,133,512
Los Angeles County Metropolitan Transportation Authority (RB) Series C
5.000%, 07/01/23	1,500	1,589,036
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/23	300	322,420
5.000%, 12/01/24	230	255,239
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/22	675	687,712
Los Angeles Department of Water & Power (RB) Series B
3.000%, 07/01/22	10,000	10,105,730
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/22	1,385	1,411,083
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 07/01/23	2,360	$2,500,083
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/23	20,925	22,157,878
5.000%, 07/01/24	995	1,087,772
Los Angeles Unified School District (GO) Series B
5.000%, 07/01/22	1,350	1,375,595
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/24	1,000	1,069,475
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	5,560	5,665,414
Mammoth Unified School District (GO) Series B
4.000%, 08/01/22	1,000	1,017,770
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/22	1,400	1,420,821
3.000%, 09/01/23	1,100	1,137,678
Menifee Union School District (GO) Series C
3.000%, 08/01/22	200	202,562
4.000%, 08/01/23	475	497,306
Menlo Park City School District (GO)
¤ 4.000%, 07/01/26 (Pre-refunded @ $100, 7/1/22)	1,425	1,446,071
Merced Community College District (GO)
5.000%, 08/01/24	50	54,835
Metropolitan Water District of Southern California (GO) Series A
5.000%, 03/01/22	1,105	1,109,236
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/22	475	484,046
Midpeninsula Regional Open Space District (GO) Series A
5.000%, 09/01/23	1,385	1,475,849
Miracosta Community College District (GO) Series B
4.000%, 08/01/22	3,270	3,328,273
4.000%, 08/01/23	2,000	2,096,064

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Morgan Hill Redevelopment Agency Successor Agency Series A
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/23)	1,750	$1,862,789
Mount San Antonio Community College District (GO) Series C
4.000%, 08/01/23	3,350	3,509,879
Municipal Improvement Corp. of Los Angeles (RB)
5.000%, 11/01/23	1,650	1,769,440
Napa Valley Unified School District (RN)
2.000%, 06/30/22	17,000	17,106,366
Nevada Irrigation District Joint Powers Authority (RB) Series A
5.000%, 03/01/22	235	235,905
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	1,350	1,374,126
Norwalk-La Mirada Unified School District (GO) Series D
4.000%, 08/01/22	1,000	1,017,871
Ocean View School District/Orange County (GO) Series B
6.000%, 08/01/22	1,400	1,438,914
Oceanside Public Financing Authority (RB) Series A
¤ 5.250%, 05/01/33 (Pre-refunded @ $100, 5/1/23)	1,500	1,583,108
Ohlone Community College District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 8/1/22)	1,720	1,758,837
Orange County Sanitation District (RB) Series A
5.000%, 02/01/22	4,045	4,045,000
5.000%, 02/01/23	10,000	10,435,196
5.000%, 02/01/24	5,295	5,718,454
5.000%, 02/01/33	1,600	1,828,092
Orange County Transportation Authority
5.000%, 10/15/24	5,640	6,212,996
Oxnard Union High School District (GO) Series B
4.000%, 08/01/22	600	610,723
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Palm Springs Unified School District (GO) Series A
2.000%, 08/01/22	5,000	$5,038,981
Palomar Community College District (GO)
5.000%, 05/01/23	715	753,045
Pasadena Unified School District (GO) Series A
2.000%, 08/01/22	4,790	4,828,062
3.000%, 08/01/23	3,000	3,099,977
Pasadena Unified School District (GO) Series B
1.000%, 08/01/22	250	250,746
2.000%, 08/01/23	13,160	13,397,073
Peralta Community College District (GO)
5.000%, 08/01/23	3,045	3,106,223
Peralta Community College District (GO) Series A
4.000%, 08/01/23	2,140	2,237,218
Peralta Community College District (GO) Series B
5.000%, 08/01/22	1,845	1,885,069
Portola Valley School District (GO) Series B
3.000%, 08/01/22	1,205	1,220,555
Rancho Santiago Community College District (GO)
4.000%, 09/01/22	1,075	1,097,213
Riverside County (RN)
2.000%, 06/30/22	15,750	15,849,200
Riverside County Transportation Commission (RB) Series A
¤ 5.250%, 06/01/30 (Pre-refunded @ $100, 6/1/23)	5,000	5,293,597
Sacramento City Unified School District (GO) (AGM)
4.000%, 07/01/26	1,025	1,143,401
5.000%, 07/01/28	1,000	1,087,978
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/23	6,265	6,666,868
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/22	690	706,886
San Diego Association of Governments (RB)
5.000%, 11/15/25	4,700	5,198,849
San Diego Community College District (GO)
5.000%, 08/01/23	405	430,345
¤ 5.000%, 08/01/32	3,095	3,287,728

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	9,010	$9,571,061
San Diego County Regional Transportation Commission (RB) Series A
¤ 5.000%, 04/01/36 (Pre-refunded @ $100, 4/1/22)	1,000	1,007,666
¤ 5.000%, 04/01/44 (Pre-refunded @ $100, 4/1/24)	1,000	1,085,121
San Diego County Water Authority (RB)
5.000%, 05/01/22	1,270	1,284,726
5.000%, 05/01/24	1,000	1,088,486
San Diego County Water Authority (RB) Series A
5.000%, 05/01/23	3,800	4,003,173
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	10,520	10,659,797
San Diego Unified School District (RN) Series A
4.000%, 06/30/22	5,330	5,407,138
San Diego Unified School District (GO) Series D-2
5.000%, 07/01/22	2,400	2,445,604
San Diego Unified School District (GO) Series N-2
5.000%, 07/01/23	7,200	7,627,370
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	2,000	2,118,714
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	955	1,048,586
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB) Series A
¤ 5.000%, 07/01/27 (Pre-refunded @ $100, 7/1/22)	1,000	1,018,706
San Francisco City & County Airport Comm-San Francisco International Airport
5.000%, 05/01/26	2,500	2,874,424
San Francisco Community College District (GO) Series A
5.000%, 06/15/22	510	518,744
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 06/15/23	4,345	$4,596,272
San Francisco Municipal Transportation Agency (RB)
¤ 5.000%, 03/01/28 (Pre-refunded @ $100, 3/1/23)	1,100	1,151,156
San Francisco Municipal Transportation Agency (RB) Series B
¤ 5.000%, 03/01/42	3,275	3,287,473
San Francisco Unified School District (GO)
4.000%, 06/15/22	1,000	1,013,381
4.000%, 06/15/23	2,885	3,011,802
4.000%, 06/15/24	500	534,406
San Francisco Unified School District (GO) Series B
4.000%, 06/15/22	6,000	6,080,287
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,750	1,760,510
San Jose Evergreen Community College District (GO) Series B
4.000%, 09/01/22	1,800	1,837,088
San Jose Unified School District (GO)
¤ 5.000%, 08/01/28	1,425	1,513,736
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 8/1/23)	1,685	1,789,926
San Juan Unified School District (GO)
3.000%, 08/01/22	8,060	8,162,422
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/22	550	559,607
San Lorenzo Unified School District (GO)
4.000%, 08/01/22	500	508,809
4.000%, 08/01/23	700	733,193
San Luis Obispo County Community College District (GO) Series C
4.000%, 08/01/23	1,070	1,120,738
San Mateo Union High School District (GO) Series A
4.000%, 09/01/22	1,660	1,694,203

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Ramon Valley Unified School District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	1,060	$1,083,934
¤ 4.000%, 08/01/28 (Pre-refunded @ $100, 8/1/23)	985	1,031,707
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/22	700	708,134
5.000%, 05/01/23	2,130	2,243,336
Santa Clara Unified School District (GO)
5.000%, 07/01/23	1,250	1,324,196
Santa Clara Valley Transportation Authority
5.000%, 06/01/23	5,500	5,810,087
Santa County Cruz (RN)
2.000%, 07/05/22	20,000	20,119,016
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/23	710	733,553
3.000%, 08/01/24	1,100	1,153,683
Santa Monica-Malibu Unified School District (GO)
4.000%, 08/01/23	8,055	8,440,661
Santa Monica-Malibu Unified School District (GO) Series B
4.000%, 08/01/23	3,000	3,143,636
Santa Monica-Malibu Unified School District (GO) Series D
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 8/1/23)	835	886,996
Sierra Joint Community College District (GO) Series B
3.000%, 08/01/22	2,500	2,532,272
Simi Valley Unified School District (GO) Series C
4.000%, 08/01/22	600	610,723
Southern California Public Power Authority (RB)
5.000%, 07/01/23	250	264,693
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/22	430	438,189
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Southwestern Community College District (GO) Series B-2
3.000%, 08/01/22	500	$506,479
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/22	750	759,719
3.000%, 08/01/23	820	847,327
State Center Community College District (GO)
¤ 5.000%, 08/01/24 (Pre-refunded @ $100, 8/1/22)	1,000	1,022,579
State of California (GO)
5.000%, 03/01/22	10,290	10,329,446
5.000%, 08/01/22	785	802,844
5.000%, 09/01/22	14,050	14,420,019
5.250%, 09/01/22	11,420	11,737,289
5.000%, 10/01/22	39,500	40,681,491
5.250%, 10/01/22	500	515,783
2.000%, 11/01/22	2,250	2,274,923
5.000%, 11/01/22	1,300	1,343,443
5.000%, 04/01/23	5,525	5,796,568
4.000%, 10/01/23	2,500	2,627,206
5.000%, 10/01/23	6,905	7,370,093
5.000%, 11/01/23	10,590	11,333,570
4.000%, 03/01/24	3,350	3,552,269
5.000%, 03/01/24	3,000	3,242,705
5.000%, 04/01/24	4,295	4,655,284
5.000%, 08/01/24	1,000	1,095,654
5.000%, 12/01/24	3,800	4,206,877
State of California
5.000%, 09/01/23	1,000	1,064,451
5.000%, 10/01/23	5,000	5,336,780
5.000%, 09/01/24	3,270	3,592,204
5.000%, 12/01/25	3,095	3,321,603
Stockton Public Financing Authority (RB) Series A
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	6,200	6,747,441
Stockton Unified School District (GO) (AGM) Series B
4.000%, 08/01/23	1,000	1,047,265
4.000%, 08/01/24	600	644,039
Temecula Valley Unified School District (GO) Series D
4.000%, 08/01/22	1,400	1,424,949
4.000%, 08/01/23	280	293,492

DFA California Short-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
University of California (RB) Series AF
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 5/15/23)	3,645	$3,839,166
University of California (RB) Series BE
5.000%, 05/15/22	2,125	2,153,238
5.000%, 05/15/23	2,800	2,952,755
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	17,770	18,003,256
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/22	905	925,664
Val Verde Unified School District (GO) (BAM) Series A
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 8/1/23)	140	148,718
Vallejo City Unified School District (GO) (BAM)
5.000%, 08/01/22	6,040	6,177,299
5.000%, 08/01/23	2,170	2,300,769
Visalia Unified School District (GO)
5.000%, 08/01/22	3,275	3,349,446
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Vista Unified School District (GO)
¤ 5.000%, 08/01/24	1,000	$1,022,579
Walnut Energy Center Authority (RB)
5.000%, 01/01/32	1,625	1,768,776
Walnut Valley Unified School District (GO) Series B
4.000%, 08/01/22	3,250	3,308,080
4.000%, 08/01/23	2,200	2,302,973
West Basin Municipal Water District (RB) Series A
5.000%, 08/01/22	3,510	3,589,967
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/22	3,000	3,068,500
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/23	5,915	6,284,247
Western Placer Unified School District (RN)
5.000%, 06/30/22	4,300	4,380,167
TOTAL MUNICIPAL BONDS Cost ($880,709,335)		877,111,381
TOTAL INVESTMENTS — (100.0%)
(Cost $880,709,335)^^		$877,111,381

Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$877,111,381	—	$877,111,381
TOTAL	—	$877,111,381	—	$877,111,381

DFA California Intermediate-Term Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
CALIFORNIA — (100.0%)
Alameda County Joint Powers Authority
5.000%, 12/01/31	1,000	$1,070,115
Anaheim Union High School District (GO)
5.000%, 08/01/23	1,905	2,023,921
Antelope Valley Community College District (GO) Series A
5.000%, 08/01/24	850	932,632
Antelope Valley Union High School District (GO)
5.000%, 08/01/22	1,650	1,687,507
Arcadia Unified School District (GO)
3.000%, 08/01/26	1,035	1,115,618
Bay Area Toll Authority (RB) Series
¤ 5.000%, 10/01/54 (Pre-refunded @ $100, 10/01/24)	10,700	11,761,194
Bay Area Toll Authority (RB) Series F-1
¤ 5.000%, 04/01/54 (Pre-refunded @ $100, 10/01/24)	1,475	1,599,392
Bay Area Toll Authority (RB) Series S-4
¤ 5.000%, 04/01/30 (Pre-refunded @ $100, 04/01/23)	10,500	11,022,398
Berkeley Unified School District (GO) Series D
5.000%, 08/01/23	600	637,734
Berkeley Unified School District (GO) Series E
5.000%, 08/01/27	455	543,982
5.000%, 08/01/28	2,540	3,105,066
Beverly Hills Unified School District (GO)
2.000%, 08/01/22	2,805	2,827,009
Burbank Unified School District (GO)
5.000%, 08/01/24	300	328,462
California Health Facilities Financing Authority (RB) Series A
5.000%, 11/15/25	4,725	5,382,850
5.000%, 02/01/27	1,740	1,933,896
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 11/15/41 (Pre-refunded @ $100, 11/15/25)	6,025	$6,843,305
California Infrastructure & Economic Development Bank (RB) (FGIC) (ETM) Series A
5.000%, 07/01/25	2,500	2,823,411
California Infrastructure & Economic Development Bank (RB) (FGIC) Series A
5.000%, 07/01/26	6,500	7,553,059
California Infrastructure & Economic Development Bank (RB) Series A
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/26)	3,075	3,590,040
California Infrastructure & Economic Development Bank (RB) (AMBAC) Series A
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 01/01/28)	225	271,492
California Municipal Finance Authority (RB) Series A
5.000%, 02/01/27	685	800,241
5.000%, 02/01/29	825	1,005,106
5.000%, 02/01/30	500	619,993
California State Department of Water Resources (RB) Series AM
5.000%, 12/01/22	4,105	4,256,323
California State Department of Water Resources (RB) Series AQ
¤ 4.000%, 12/01/32 (Pre-refunded @ $100, 06/01/23)	5,000	5,214,462
California State Department of Water Resources (RB) Series AR
5.000%, 12/01/22	3,210	3,328,331
5.000%, 12/01/23	900	966,748
¤ 5.000%, 12/01/24 (Pre-refunded @ $100, 06/01/24)	3,880	4,235,015

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
California State Department of Water Resources (RB) Series AS
5.000%, 12/01/22	1,485	$1,539,742
5.000%, 12/01/24	1,000	1,107,960
¤ 5.000%, 12/01/28 (Pre-refunded @ $100, 12/1/24)	1,495	1,658,170
California State Department of Water Resources (RB) Series BA
5.000%, 12/01/28	4,000	4,921,627
California State Department of Water Resources (RB) (ETM) Series AS
5.000%, 12/01/22	15	15,536
California State Department of Water Resources Power Supply Revenue (RB) Series O
5.000%, 05/01/22	7,410	7,494,982
California State Public Works Board (RB) Series A
5.000%, 02/01/28	1,795	2,146,023
California State Public Works Board (RB) Series C
5.000%, 03/01/26	4,060	4,640,671
California State Public Works Board (RB) Series D
5.000%, 11/01/23	570	610,332
California State University (RB) Series
¤ 5.000%, 11/01/32 (Pre-refunded @ $100, 11/1/24)	1,865	2,060,482
¤ 5.000%, 11/01/33	755	834,136
California State University (RB) Series A
5.000%, 11/01/24	2,655	2,935,572
5.000%, 11/01/25	4,010	4,560,213
5.000%, 11/01/26	350	409,172
5.000%, 11/01/29	1,500	1,877,429
5.000%, 11/01/31	1,000	1,150,343
California State University (RB) (AGM) Series C
5.000%, 11/01/22	100	103,342
California Statewide Communities Development Authority (RB) (AGM)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,107,734
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Capistrano Unified School District School Facilities Improvement District No. 1 (GO)
4.000%, 08/01/22	170	$173,021
Carlsbad Unified School District (GO)
5.000%, 08/01/24	2,035	2,234,420
Cerritos Community College District (GO) Series C
5.000%, 08/01/29	400	499,749
Chabot-Las Positas Community College District (GO)
5.000%, 08/01/22	900	920,504
4.000%, 08/01/23	1,970	2,064,925
Chaffey Community College District (GO) Series E
4.000%, 06/01/22	335	339,054
Chico Unified School District (GO) Series A-2
4.000%, 08/01/24	250	268,350
Chula Vista Elementary School District (GO)
5.000%, 08/01/22	1,835	1,876,713
Chula Vista Municipal Financing Authority (RB) Series F
5.000%, 05/01/25	250	279,829
City & County of San Francisco (COP)
5.000%, 04/01/25	1,000	1,120,908
5.000%, 04/01/26	700	806,810
City & County of San Francisco (GO) Series A
5.000%, 06/15/24	1,000	1,093,632
City & County of San Francisco (GO) Series D-1
5.000%, 06/15/24	1,265	1,383,444
City & County of San Francisco (GO) Series R1
5.000%, 06/15/23	1,750	1,850,955
5.000%, 06/15/25	2,250	2,539,282
City of Grover Beach (GO)
5.000%, 09/01/23	360	383,614
City of Long Beach Harbor Revenue (RB) Series A
5.000%, 05/15/28	500	606,719
5.000%, 05/15/29	375	464,096
City of Los Angeles (GO) Series B
5.000%, 09/01/24	1,560	1,717,491
City of Oakland (GO) Series A
5.000%, 01/15/25	500	556,676

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
City of Pacifica (COP)
5.000%, 01/01/24	250	$269,295
City of Pasadena Electric Revenue (RB) Series A
5.000%, 06/01/22	1,000	1,015,368
City of Pasadena Water Revenue (RB) Series A
5.000%, 06/01/24	1,000	1,091,984
5.000%, 06/01/25	350	394,419
City of Riverside Sewer Revenue (RB) Series A
5.000%, 08/01/37	2,260	2,729,286
City of San Francisco CA Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/24	3,015	3,335,348
City of San Francisco Public Utilities Commission Water Revenue (RB)
5.000%, 11/01/22	1,335	1,379,715
5.000%, 11/01/23	1,475	1,579,634
5.000%, 11/01/24	1,250	1,382,814
5.000%, 11/01/25	1,000	1,137,999
Clovis Unified School District (GO) Series B
¤ 5.000%, 08/01/38 (Pre-refunded @ $100, 08/01/23)	985	1,046,337
Coachella Valley Unified School District (GO) (BAM)
4.000%, 08/01/22	825	839,119
Coast Community College District (GO) Series A
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 08/01/23)	4,075	4,328,754
Contra Costa Transportation Authority (RB) Series A
5.000%, 03/01/22	470	471,798
5.000%, 03/01/24	1,250	1,351,127
5.000%, 03/01/32	1,000	1,112,904
Contra Costa Transportation Authority (RB) Series B
5.000%, 03/01/27	1,250	1,475,867
Contra Costa Water District (RB) Series Q
5.000%, 10/01/22	505	520,105
Contra Costa Water District (RB) Series W
5.000%, 10/01/24	360	397,303
5.000%, 10/01/25	400	455,058
Corona-Norco Unified School District (GO) Series B
3.000%, 08/01/23	500	516,131
5.000%, 08/01/27	150	178,720
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Culver City School Facilities Financing Authority (RB) (AGM)
5.500%, 08/01/26	855	$1,011,167
Davis Joint Unified School District Community Facilities District (ST) (AGM)
3.000%, 08/15/22	1,000	1,013,829
Del Mar Union School District (GO) Series A
4.000%, 08/01/28	240	278,863
Dublin Unified School District (GO)
5.000%, 08/01/22	875	894,979
5.000%, 08/01/23	1,665	1,769,196
East Bay Regional Park District (GO) Series A-1
5.000%, 09/01/27	550	659,190
East Side Union High School District (GO) Series C
2.000%, 08/01/24	2,000	2,047,913
Elsinore Valley Municipal Water District Financing Authority (RB) Series A
5.000%, 07/01/24	200	218,899
Evergreen School District (GO)
3.000%, 08/01/25	1,400	1,489,775
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) (AGM) Series B
5.000%, 10/01/26	250	292,615
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 (GO) Series C
5.000%, 10/01/25	100	113,803
Fontana Unified School District (GO)
4.000%, 08/01/22	875	890,416
Fountain Valley Public Finance Authority (RB) Series A
5.000%, 07/01/24	250	273,184
Franklin-Mckinley School District (GO)
4.000%, 08/01/23	325	339,764
Fremont Union High School District (GO) Series A
5.000%, 08/01/25	795	900,648

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Fresno Unified School District (GO) Series A
4.000%, 08/01/27	675	$771,309
Gilroy Unified School District (GO) (AGM)
4.000%, 08/01/24	2,615	2,806,938
Gilroy Unified School District (GO)
4.000%, 08/01/24	140	150,276
4.000%, 08/01/25	100	109,832
Grossmont Healthcare District (GO) Series C
5.000%, 07/15/23	100	106,079
Grossmont Union High School District (GO)
5.000%, 08/01/27	500	597,782
Hacienda La Puente Unified School District (GO) (NPFGC )
5.000%, 08/01/23	225	239,046
Hartnell Community College District (GO) Series B
4.000%, 08/01/23	500	523,863
Hermosa Beach City School District (GO) Series C
3.000%, 08/01/28	510	560,334
Kern Community College District (GO) Series C
4.000%, 08/01/25	265	290,673
Kern High School District (GO) Series A
3.000%, 08/01/26	895	961,458
Lakeside Union School District/San Diego County (GO)
5.000%, 08/01/23	695	738,063
Las Lomitas Elementary School District (GO) Series B
3.000%, 07/01/24	1,810	1,896,280
Livermore-Amador Valley Water Management Agency (RB)
4.000%, 08/01/25	610	667,997
4.000%, 08/01/26	515	575,670
Lodi Unified School District (GO) Series 2020
4.000%, 08/01/27	325	371,000
Long Beach Community College District (GO) Series C
5.000%, 08/01/28	140	170,757
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Long Beach Community College District (GO) Series D
4.000%, 08/01/25	2,515	$2,758,651
Long Beach Unified School District (GO)
5.000%, 08/01/26	200	233,033
Los Alamitos Unified School District (GO)
¤ 5.250%, 08/01/39 (Pre-refunded @ $100, 08/01/23)	5,905	6,290,059
Los Angeles Community College District (GO) Series A
5.000%, 08/01/23	340	361,488
5.000%, 08/01/24	250	274,564
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/24)	3,175	3,480,351
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	3,485	3,820,165
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	2,355	2,581,489
Los Angeles Community College District (GO) Series C
5.000%, 08/01/22	400	409,275
5.000%, 08/01/25	1,240	1,404,785
5.000%, 06/01/26	2,500	2,900,591
Los Angeles Community College District (GO) Series G
5.000%, 08/01/23	650	691,080
¤ 4.000%, 08/01/30 (Pre-refunded @ $100, 8/1/24)	2,385	2,555,772
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	1,655	1,773,502
Los Angeles Community College District (GO) Series J
3.000%, 08/01/23	1,020	1,054,147
Los Angeles County Metropolitan Transportation Authority (RB) Series A
5.000%, 07/01/22	870	886,531
5.000%, 07/01/25	5,025	5,675,057
5.000%, 07/01/27	3,565	4,251,549

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles County Public Works Financing Authority (RB) Series D
5.000%, 12/01/25	165	$188,674
Los Angeles County Public Works Financing Authority (RB) Series F
5.000%, 12/01/25	330	377,348
5.000%, 12/01/26	350	411,500
Los Angeles Department of Water (RB) Series A
5.000%, 07/01/24	1,800	1,969,638
5.000%, 07/01/25	265	298,806
Los Angeles Department of Water (RB) Series B
5.000%, 07/01/22	435	443,339
3.000%, 07/01/26	8,425	9,049,199
5.000%, 07/01/28	750	912,099
Los Angeles Department of Water & Power (RB) Series A
5.000%, 07/01/25	6,700	7,545,125
5.000%, 07/01/26	1,000	1,157,808
Los Angeles Department of Water & Power Power System Revenue (RB) Series A
5.000%, 07/01/24	1,950	2,131,814
5.000%, 07/01/29	4,925	5,454,218
Los Angeles Department of Water & Power Power System Revenue (RB) Series B
5.000%, 07/01/24	5,000	5,466,189
Los Angeles Department of Water & Power Power System Revenue (RB) Series C
5.000%, 07/01/26	1,665	1,927,749
Los Angeles Unified School District (GO) Series A
2.000%, 07/01/22	1,515	1,524,951
5.000%, 07/01/24	3,250	3,553,023
5.000%, 07/01/25	1,000	1,127,212
5.000%, 07/01/26	3,285	3,801,868
5.000%, 07/01/27	1,500	1,778,517
5.000%, 07/01/28	1,000	1,213,401
Los Angeles Unified School District (GO) Series B-1
4.000%, 07/01/25	3,000	3,281,564
5.000%, 07/01/27	500	592,839
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/22	500	509,480
5.000%, 07/01/23	3,050	3,229,703
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series RYQ
5.000%, 07/01/23	1,000	$1,058,919
Los Rios Community College District (GO) Series B
5.000%, 08/01/23	510	541,995
Lynwood Unified School District (GO) (AGM)
5.000%, 08/01/22	485	495,902
Mammoth Unified School District (GO) Series B
4.000%, 08/01/23	1,000	1,047,572
Manhattan Beach Unified School District (GO) Series B
3.000%, 09/01/24	950	997,646
Manhattan Beach Unified School District (GO) Series E
3.000%, 09/01/22	660	669,816
Menlo Park City School District (GO)
4.000%, 07/01/23	500	522,734
Metropolitan Water District of Southern California (RB) Series B
4.000%, 10/01/25	1,000	1,101,493
Metropolitan Water District of Southern California (RB) Series C
5.000%, 07/01/24	1,650	1,806,747
5.000%, 07/01/25	200	225,801
Milpitas Unified School District (GO) Series B
4.000%, 08/01/25	400	439,330
4.000%, 08/01/26	350	392,535
4.000%, 08/01/27	250	285,670
4.000%, 08/01/28	500	580,627
Modesto Irrigation District (RB) Series
5.000%, 10/01/37	500	613,485
Morongo Unified School District (GO)
3.000%, 08/01/22	480	486,148
Morongo Unified School District (GO) Series A
5.000%, 08/01/24	100	109,565
5.000%, 08/01/25	80	90,337
5.000%, 08/01/26	220	255,394
5.000%, 08/01/27	120	142,836
Mount Diablo Unified School District (GO) Series A
4.000%, 08/01/25	925	1,015,950
4.000%, 08/01/26	475	532,726

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Mount Diablo Unified School District (GO) Series G
3.000%, 08/01/24	800	$839,042
Mount San Jacinto Community College District (GO) Series C
4.000%, 08/01/24	600	644,039
4.000%, 08/01/25	400	439,330
Municipal Improvement Corp. of Los Angeles (RB) Series A
5.000%, 11/01/24	325	358,879
Municipal Improvement Corp. of Los Angeles (RB) Series B
5.000%, 11/01/23	3,025	3,243,974
Murrieta Valley Unified School District (GO) (AGM)
5.000%, 09/01/24	1,160	1,275,859
Napa Valley Unified School District (GO) Series A
4.000%, 08/01/34	950	1,054,444
North Orange County Community College District (GO) Series B
4.000%, 08/01/22	2,500	2,544,677
Northern Humboldt Union High School District (GO)
4.000%, 08/01/26	220	246,122
Novato Sanitary District (RB)
5.000%, 02/01/28	1,475	1,785,051
Oak Park Unified School District (GO)
4.000%, 08/01/22	445	452,953
Oakland Unified School District/Alameda County (GO)
5.000%, 08/01/22	1,500	1,534,174
5.000%, 08/01/24	900	987,024
5.000%, 08/01/26	575	666,415
Oakland Unified School District/Alameda County (GO) Series A
4.000%, 08/01/22	350	356,237
5.000%, 08/01/22	3,000	3,068,348
4.000%, 08/01/24	500	536,058
5.000%, 08/01/25	1,290	1,456,687
Oakland Unified School District/Alameda County (GO) Series B
5.000%, 08/01/24	1,675	1,836,962
Oakland Unified School District/Alameda County (GO) Series C
5.000%, 08/01/26	500	579,491
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Oakland Unified School District/Alameda County (GO) (AGM)
5.000%, 08/01/23	300	$318,821
5.000%, 08/01/24	1,125	1,235,245
5.000%, 08/01/25	1,250	1,413,814
Orange County Sanitation District (RB) Series A
5.000%, 02/01/23	1,240	1,293,964
5.000%, 02/01/25	3,000	3,347,472
5.000%, 02/01/26	2,000	2,298,592
Oxnard Union High School District (GO)
4.000%, 08/01/22	500	508,935
Palm Springs Unified School District (GO) Series A
3.000%, 08/01/25	5,415	5,762,236
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/01/25)	1,000	1,122,037
Palomar Community College District (GO) Series D
5.000%, 08/01/23	150	159,387
Pasadena Unified School District (GO) Series B
5.000%, 08/01/24	800	878,396
Peralta Community College District (GO) Series E-1
5.000%, 08/01/25	1,500	1,696,025
Placentia-Yorba Linda Unified School District (GO)
4.000%, 08/01/29	1,000	1,178,642
Redlands Financing Authority (RB) Series A
5.000%, 09/01/22	1,290	1,324,127
Redlands Unified School District (GO)
5.000%, 07/01/26	300	348,743
5.000%, 07/01/27	500	596,579
Redwood City School District (GO)
5.000%, 08/01/27	50	59,778
5.000%, 08/01/28	85	103,969
Reed Union School District (GO)
4.000%, 08/01/27	460	525,895
Regents of the University of California Medical Center Pooled Revenue (RB) Series J
¤ 5.250%, 05/15/29 (Pre-refunded @ $100, 05/15/23)	670	708,273

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 05/15/33 (Pre-refunded @ $100, 05/15/23)	500	$526,966
Riverside County Infrastructure Financing Authority (RB) (ETM) Series A
5.000%, 11/01/24	165	181,822
Riverside County Infrastructure Financing Authority (RB) Series A
5.000%, 11/01/24	935	1,032,467
Riverside County Infrastructure Financing Authority Series A
5.000%, 11/01/25	1,255	1,424,729
Riverside County Public Financing Authority (RB)
¤ 5.250%, 11/01/45 (Pre-refunded @ $100, 11/1/25)	5,000	5,731,676
Sacramento County
5.000%, 10/01/28	780	945,872
Sacramento County Sanitation Districts Financing Authority (RB)
5.000%, 12/01/24	300	332,566
Sacramento County Sanitation Districts Financing Authority (RB) Series A
5.000%, 12/01/24	1,000	1,108,552
5.000%, 12/01/25	1,000	1,139,846
5.000%, 12/01/26	300	351,484
Sacramento Municipal Utility District (RB) Series D
5.000%, 08/15/22	525	537,848
Sacramento Municipal Utility District (RB) Series E
5.000%, 08/15/23	8,035	8,550,404
5.000%, 08/15/26	1,000	1,162,557
Sacramento Municipal Utility District (RB) Series F
5.000%, 08/15/22	1,000	1,024,473
5.000%, 08/15/24	1,895	2,081,310
Sacramento Municipal Utility District (RB) Series I
5.000%, 08/15/25	1,500	1,695,694
Saddleback Valley Unified School District (GO)
5.000%, 08/01/22	465	475,617
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Bernardino Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/15/25)	2,000	$2,267,181
San Diego Association of Governments (RB)
5.000%, 11/15/25	1,125	1,244,405
5.000%, 11/15/26	1,425	1,619,430
San Diego Community College District (GO)
5.000%, 08/01/24	1,300	1,426,040
¤ 5.000%, 08/01/43 (Pre-refunded @ $100, 08/01/23)	5,000	5,311,355
San Diego County Water Authority (RB)
5.000%, 05/01/24	940	1,023,177
San Diego County Water Authority (RB) Series A
5.000%, 05/01/24	3,700	4,027,400
San Diego Public Facilities Financing Authority (RB)
5.000%, 05/15/25	1,020	1,147,202
San Diego Public Facilities Financing Authority Sewer Revenue (RB)
5.000%, 05/15/22	700	709,302
5.000%, 05/15/23	2,070	2,182,930
San Diego Unified School District (GO) (AGM) Series C-2
5.500%, 07/01/25	2,550	2,917,845
San Diego Unified School District (GO) (AGM) Series E-2
5.500%, 07/01/27	3,000	3,647,142
San Diego Unified School District (GO) Series C-2
5.000%, 07/01/29	895	1,111,974
San Diego Unified School District (GO) Series R-3
5.000%, 07/01/23	300	317,807
San Diego Unified School District (GO) Series R-4
5.000%, 07/01/24	1,000	1,092,987
San Diego Unified School District (GO) Series R-5
5.000%, 07/01/26	110	127,564
San Diego Unified School District (GO) (NPFGC ) Series D-1
5.500%, 07/01/24	190	209,925
5.500%, 07/01/25	445	508,549

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Dieguito Union High School District (GO) Series A-2
5.000%, 08/01/23	490	$520,740
San Francisco Bay Area Rapid Transit District (GO) Series C-1
5.000%, 08/01/24	1,045	1,147,405
5.000%, 08/01/25	2,045	2,316,762
San Francisco Bay Area Rapid Transit District Sales Tax Revenue (RB)
4.000%, 07/01/26	375	419,173
San Francisco City & County Airport Comm-San Francisco International Airport
5.000%, 05/01/27	2,000	2,359,901
San Francisco City & County Airport Comm-San Francisco International Airport (RB) Series 2020 B
4.000%, 05/01/37	500	571,177
San Francisco Community College District (GO)
5.000%, 06/15/22	2,070	2,105,488
5.000%, 06/15/23	3,775	3,993,309
5.000%, 06/15/24	2,720	2,967,297
5.000%, 06/15/25	805	905,081
San Francisco County Transportation Authority (RB)
3.000%, 02/01/22	2,000	2,000,000
San Francisco Unified School District (GO)
4.000%, 06/15/24	12,000	12,825,744
San Francisco Unified School District (GO) Series A
5.000%, 06/15/26	1,595	1,848,151
San Francisco Unified School District (GO) Series B
4.000%, 06/15/24	4,000	4,275,248
San Francisco Unified School District (GO) Series F&C
2.000%, 06/15/22	1,580	1,589,489
San Joaquin Hills Transportation Corridor Agency (RB) Series
4.000%, 01/15/34	250	289,121
San Jose Evergreen Community College District (GO) Series A
4.000%, 09/01/23	100	105,009
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
San Juan Unified School District (GO)
3.000%, 08/01/22	1,480	$1,498,807
5.000%, 08/01/22	800	818,104
3.000%, 08/01/24	2,610	2,736,053
3.000%, 08/01/25	1,475	1,567,493
3.000%, 08/01/26	3,135	3,373,484
San Juan Water District (RB)
5.000%, 02/01/26	500	572,750
San Leandro Unified School District (GO) (BAM) Series A
4.000%, 08/01/24	200	214,013
4.000%, 08/01/25	125	136,570
San Mateo County Community College District (GO) Series B
5.000%, 09/01/27	450	539,338
San Mateo Foster City Public Financing Authority (RB) Series B
5.000%, 08/01/25	750	846,911
San Mateo Union High School District (GO) Series B
4.000%, 09/01/24	1,000	1,075,289
San Matro County Community College District (GO) Series B
5.000%, 09/01/28	400	490,425
Santa Ana Unified School District (GO)
5.000%, 08/01/25	350	395,482
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	3,180	3,570,244
Santa Clara Unified School District (GO)
5.000%, 07/01/24	1,000	1,094,746
Santa County Clara (GO) Series C
5.000%, 08/01/26	900	1,049,078
5.000%, 08/01/27	3,405	4,072,895
Santa Cruz City Elementary School District (GO) Series C
3.000%, 08/01/26	1,230	1,325,807
Santa Cruz City High School District (GO)
4.000%, 08/01/22	715	727,742

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Santa Monica Community College District (GO) Series A
5.000%, 08/01/22	625	$639,270
5.000%, 08/01/26	105	122,342
Santa Monica Community College District (GO) Series B
¤ 4.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	1,000	1,072,885
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/24)	500	548,737
Simi Valley Unified School District (GO)
5.000%, 08/01/23	260	276,231
Sonoma Valley Unified School District (GO) Series B
5.000%, 08/01/25	500	566,261
Southern California Public Power Authority (RB)
5.000%, 07/01/23	2,230	2,361,063
5.000%, 07/01/24	700	765,794
5.000%, 07/01/25	365	411,171
Southern California Public Power Authority (RB) Series A
5.000%, 07/01/26	5,500	6,360,261
5.000%, 07/01/30	1,090	1,225,931
Southwestern Community College District (GO) Series D
¤ 5.000%, 08/01/44 (Pre-refunded @ $100, 8/1/25)	5,000	5,660,774
Southwestern Community College District (GO) Series E-2
3.000%, 08/01/24	900	943,467
3.000%, 08/01/25	200	212,683
4.000%, 08/01/26	245	274,432
Standard Elementary School District (GO) Series A
4.000%, 08/01/24	240	256,141
State of California (GO)
4.000%, 09/01/22	525	535,786
5.250%, 09/01/22	2,585	2,656,821
5.250%, 10/01/22	2,380	2,455,127
5.000%, 12/01/22	1,245	1,290,895
5.000%, 02/01/23	1,400	1,459,780
5.000%, 08/01/23	1,500	1,592,247
5.000%, 09/01/23	1,985	2,112,935
5.000%, 10/01/23	100	106,736
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
5.000%, 11/01/23	875	$936,438
5.000%, 05/01/24	975	1,059,680
5.000%, 09/01/24	1,000	1,098,533
5.000%, 10/01/24	3,600	3,965,026
4.000%, 11/01/24	2,400	2,585,455
5.000%, 11/01/24	3,000	3,312,728
5.000%, 12/01/24	750	830,305
5.500%, 02/01/25	1,000	1,125,480
5.000%, 08/01/25	8,025	9,044,303
5.000%, 09/01/25	840	948,899
5.000%, 10/01/25	6,750	7,642,707
5.000%, 11/01/25	6,550	7,433,264
5.000%, 12/01/25	3,600	4,094,755
3.000%, 03/01/26	3,000	3,196,747
5.000%, 08/01/26	8,550	9,897,152
5.000%, 12/01/26	7,050	8,231,065
3.000%, 03/01/27	2,500	2,692,716
3.500%, 08/01/27	2,220	2,458,137
5.000%, 08/01/27	8,750	10,379,458
5.000%, 10/01/27	5,500	6,548,593
5.000%, 04/01/28	1,000	1,204,956
5.000%, 08/01/28	1,000	1,213,470
5.000%, 10/01/28	6,750	8,218,764
5.000%, 11/01/28	1,000	1,192,848
5.000%, 04/01/29	7,000	8,614,592
State of California (GO) Series B
5.000%, 09/01/23	2,285	2,432,270
5.000%, 08/01/25	3,000	3,381,048
5.000%, 08/01/26	1,000	1,157,562
5.000%, 09/01/26	1,865	2,163,529
State of California
5.000%, 08/01/28	1,100	1,304,207
Stockton Public Financing Authority (RB) Series A
¤ 6.250%, 10/01/40 (Pre-refunded @ $100, 10/01/23)	2,000	2,176,594
Sunnyvale Elementary School District (GO)
5.000%, 09/01/25	600	681,397
Sylvan Union School District (GO) Series C
5.000%, 08/01/26	405	471,892
Torrance Unified School District (GO)
¤ 5.000%, 08/01/26 (Pre-refunded @ $100, 08/01/23)	445	472,711
University of California (RB) Series
5.000%, 05/15/32	1,550	1,821,072
University of California (RB) Series AF
5.000%, 05/15/22	3,000	3,039,866

DFA California Intermediate-Term Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
¤ 5.000%, 05/15/26 (Pre-refunded @ $100, 05/15/23)	400	$421,308
University of California (RB) Series BE
5.000%, 05/15/24	1,205	1,312,744
University of California (RB) Series BH
5.000%, 05/15/25	1,115	1,251,358
University of California (RB) Series G
¤ 5.000%, 05/15/37 (Pre-refunded @ $100, 5/15/22)	305	309,004
Upper Santa Clara Valley Joint Powers Authority (RB) Series A
5.000%, 08/01/23	350	371,903
5.000%, 08/01/24	300	329,086
Ventura County Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	500	566,077
Walnut Creek Elementary School District Contra Costa County (GO)
4.000%, 09/01/25	100	109,918
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
West Contra Costa Unified School District (GO) Series A
5.000%, 08/01/24	1,095	$1,197,751
West Contra Costa Unified School District (GO) Series A-1
5.000%, 08/01/25	520	585,858
5.000%, 08/01/26	545	630,355
5.000%, 08/01/27	575	681,411
West Valley-Mission Community College District (GO) Series A
5.000%, 08/01/29	135	168,774
Westside Union School District (GO) Series A
4.000%, 08/01/23	700	732,871
Windsor Unified School District (GO)
4.000%, 08/01/26	105	117,761
TOTAL MUNICIPAL BONDS Cost ($656,400,448)		655,384,312
TOTAL INVESTMENTS — (100.0%)
(Cost $656,400,448)^^		$655,384,312

Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$655,384,312	—	$655,384,312
TOTAL	—	$655,384,312	—	$655,384,312

DFA NY Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (100.0%)
NEW YORK — (100.0%)
Ardsley Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 08/15/23	290	$296,181
Bedford Central School District (GO)
3.000%, 07/01/22	500	505,391
Bridgehampton Union Free School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/23	600	615,592
Brighton Central School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	1,000	1,005,783
City of Buffalo (GO) Series
5.000%, 10/01/24	500	550,143
City of Middletown (GO)
1.500%, 08/25/22	2,500	2,512,075
5.000%, 08/01/23	1,710	1,815,954
City of New York (GO) Series A
5.000%, 08/01/22	2,175	2,224,441
5.000%, 08/01/23	1,200	1,274,354
5.000%, 08/01/24	3,700	4,054,880
5.000%, 08/01/25	1,850	2,080,246
City of New York (GO) Series A-1
¤ 5.000%, 10/01/31 (Pre-refunded @ $100, 10/1/22)	825	849,508
¤ 5.000%, 10/01/32 (Pre-refunded @ $100, 10/1/22)	575	592,082
City of New York (GO) Series B
3.000%, 08/01/23	460	474,841
5.000%, 08/01/23	1,290	1,369,930
City of New York (GO) Series C
5.000%, 08/01/23	500	530,981
City of New York (GO) Series C-1
4.000%, 08/01/22	520	529,240
City of New York (GO) Series D
5.000%, 08/01/22	1,180	1,206,823
City of New York (GO) Series E
5.000%, 08/01/22	100	102,273
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
5.000%, 08/01/23	1,800	$1,911,531
¤ 5.000%, 08/01/29 (Pre-refunded @ $100, 2/1/23)	1,000	1,042,598
City of New York (GO) Series I
5.000%, 03/01/22	265	266,016
¤ 5.000%, 08/01/27 (Pre-refunded @ $100, 8/1/22)	1,410	1,441,837
City of New York (GO) Series J
5.000%, 08/01/22	525	536,934
City of New York (GO) SubSeries F-1
5.000%, 04/01/23	3,400	3,568,749
City of New York (GO) (ETM) Series I-SUBSER 1-I
5.000%, 03/01/23	565	590,899
City of Rochester (GO) Series II
2.000%, 08/03/22	1,900	1,911,052
City of Syracuse Series B
4.000%, 06/01/23	205	213,514
Dutchess County Local Dev. Corp. (RB) Series B-
4.000%, 07/01/34	20	21,923
East Greenbush Central School District (BAN) (ST AID WITHHLDG)
1.500%, 12/14/22	1,000	1,006,794
Eastport-South Manor Central School District (GO) (ST AID WITHHLDG)
4.000%, 08/01/23	500	523,709
Erie County Industrial Dev. Agency/The (RB) (ST AID WITHHLDG)
5.000%, 05/01/24	750	815,138
Evans-Brant Central School District (BAN) (GO) (ST AID WITHHLDG) Series C
1.500%, 06/24/22	1,000	1,004,023
Hauppauge Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 07/15/22	980	1,000,399
Haverstraw-Stony Point Central School District (GO) (ST AID WITHHLDG)
3.000%, 08/15/22	200	202,701

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
3.000%, 08/15/23	360	$371,505
Herricks Union Free School District (ST AID WITHHLDG)
5.000%, 08/01/22	430	439,796
Island Park Union Free School District (GO) (ST AID WITHHLDG)
4.000%, 07/15/24	580	622,040
Ithaca City School District (GO) (ST AID WITHHLDG)
2.000%, 06/15/22	700	704,022
2.000%, 06/15/23	580	589,084
Lancaster Central School District (GO) (ST AID WITHHLDG) Series A
5.000%, 06/01/22	360	365,533
Lindenhurst Union Free School District (GO) (ST AID WITHHLDG)
2.250%, 09/01/23	195	198,985
Liverpool Central School District (GO) (ST AID WITHHLDG)
4.000%, 06/01/22	1,000	1,011,900
Long Island Power Authority (RB) Series A
¤ 5.000%, 09/01/37 (Pre-refunded @ $100, 9/1/22)	330	338,593
Lynbrook Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/15/22	230	233,935
Metropolitan Transportation Authority (RB) Series C
5.000%, 11/15/22	435	449,049
¤ 5.000%, 11/15/32 (Pre-refunded @ $100, 5/15/23)	500	527,231
Metropolitan Transportation Authority (RB) Series E
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/23)	1,100	1,179,756
Middle Country Central School District At Centereach (GO) (ST AID WITHHLDG)
3.000%, 01/15/23	725	741,478
Middletown City School District (GO) (ST AID WITHHLDG)
5.000%, 09/15/24	130	142,876
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Monroe County Industrial Dev. Corp. (RB)
5.000%, 12/01/25	300	$338,709
Monroe County Industrial Dev. Corp. (RB) Series A
5.000%, 07/01/26	1,050	1,180,943
Mount Vernon City School District (GO) (ST AID WITHHLDG)
5.000%, 12/01/24	450	494,213
Nassau County (GO) Series
5.000%, 04/01/24	400	432,836
Nassau County (GO) Series C
5.000%, 10/01/32	485	565,979
New York City Industrial Dev. Agency (RB) (AGM)
5.000%, 03/01/28	500	596,588
New York Convention Center Dev. Corp. (RB)
5.000%, 11/15/23	560	597,982
5.000%, 11/15/25	50	56,426
New York State (GO) Series A
5.000%, 03/15/22	160	160,909
5.000%, 03/01/23	2,150	2,250,944
New York State (GO) Series C
5.000%, 04/15/22	825	832,879
New York State Dormitory Authority (RB)
5.000%, 02/15/22	1,235	1,237,123
5.000%, 07/01/34	515	576,820
New York State Dormitory Authority (RB) Series A
5.000%, 03/15/22	1,475	1,483,341
5.000%, 10/01/22	1,105	1,138,202
5.000%, 12/15/22	650	674,973
5.000%, 03/15/23	2,410	2,526,288
¤ 5.000%, 03/15/29 (Pre-refunded @ $100, 3/15/23)	535	560,710
¤ 5.000%, 07/01/29 (Pre-refunded @ $100, 7/1/23)	1,185	1,254,992
¤ 5.000%, 02/15/30 (Pre-refunded @ $100, 2/15/23)	1,535	1,603,741
¤ 5.000%, 07/01/30 (Pre-refunded @ $100, 7/1/22)	550	560,404
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/24)	500	545,866
¤ 5.000%, 07/01/37	1,000	1,059,065

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
¤ 5.000%, 07/01/37 (Pre-refunded @ $100, 7/1/22)	1,725	$1,757,632
New York State Dormitory Authority (RB) Series A-ROCHESTER INSTITUTE
5.000%, 07/01/22	550	560,474
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/22	1,000	1,001,719
5.000%, 02/15/24	455	492,040
New York State Dormitory Authority (RB) Series D
5.000%, 02/15/23	2,620	2,737,765
4.000%, 03/15/23	3,000	3,111,357
New York State Dormitory Authority (RB) Series E
5.000%, 02/15/23	500	522,474
New York State Dormitory Authority
5.000%, 02/15/25	1,935	2,156,434
New York State Dormitory Authority (RB) (ETM) Series A
4.000%, 12/15/22	100	102,966
5.000%, 12/15/22	70	72,651
New York State Dormitory Authority (RB) (ETM) Series B
5.000%, 02/15/25	550	612,940
New York State Dormitory Authority (RB) (ETM) Series D
5.000%, 02/15/24	1,225	1,322,522
New York State Thruway Authority (RB) Series A-1
5.000%, 03/15/24	1,700	1,840,644
New York State Thruway Authority (RB) Series J
5.000%, 01/01/27	535	573,854
New York State Thruway Authority (RB) Series K
5.000%, 01/01/23	650	675,698
New York State Urban Dev. Corp. (RB)
5.000%, 03/15/23	1,000	1,048,252
New York State Urban Dev. Corp. (RB) Series A
5.000%, 03/15/24	190	205,385
New York State Urban Development Corp. (RB)
5.000%, 03/15/22	375	377,121
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Urban Development Corp. (RB) Series
5.000%, 03/15/22	1,080	$1,086,107
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/22	860	864,863
5.000%, 03/15/23	1,705	1,787,270
5.000%, 03/15/25	1,200	1,338,168
New York State Urban Development Corp. (RB) Series E
5.000%, 03/15/23	2,000	2,096,504
North Colonie Central School District (GO) (ST AID WITHHLDG)
2.000%, 07/15/22	1,200	1,208,273
2.000%, 07/15/23	800	813,098
North Shore Central School District (GO) (ST AID WITHHLDG)
2.000%, 12/15/22	285	288,521
2.000%, 12/15/23	550	560,076
Oceanside Union Free School District (GO) (ST AID WITHHLDG)
2.500%, 07/01/23	520	531,880
Onondaga County (GO)
4.000%, 05/01/22	590	595,325
5.000%, 06/01/22	700	710,687
5.000%, 08/15/24	700	768,822
Riverhead Central School District (GO) (ST AID WITHHLDG)
3.000%, 03/15/22	120	120,394
2.000%, 10/15/22	280	282,969
Saranac Central School District (BAN) (GO) (ST AID WITHHLDG)
1.500%, 07/14/22	1,400	1,405,341
Schenectady County (GO)
5.000%, 06/15/25	140	157,851
Sewanhaka Central High School District of Elmont (GO) (ST AID WITHHLDG)
3.000%, 07/15/23	590	608,506
State of New York (GO) Series A
5.000%, 03/15/22	900	905,111
Taconic Hills Central School District at Craryville (GO) (ST AID WITHHLDG)
4.000%, 06/15/22	250	253,355

DFA NY Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Town of Amherst (BAN)
1.500%, 11/04/22	1,000	$1,005,851
Town of Babylon (GO)
4.000%, 08/15/22	445	453,510
3.000%, 07/01/25	375	398,984
Town of Babylon (GO) Series B
5.000%, 04/01/23	1,000	1,050,112
Town of Bedford (GO) Series A
3.000%, 03/15/25	330	349,631
Town of Brookhaven (GO) Series A
3.000%, 03/15/22	650	652,133
Town of Brookhaven (GO) Series B
4.000%, 12/15/23	500	527,918
Town of Cheektowaga (GO)
5.000%, 07/15/23	265	281,188
Town of Clarence (GO)
2.250%, 08/01/24	210	215,640
Town of East Hampton (GO) Series A
5.000%, 08/15/22	600	614,651
Town of Eastchester (GO)
2.500%, 07/15/22	330	333,141
Town of Hempstead (GO)
5.000%, 06/15/23	1,000	1,057,265
Town of Huntington (GO)
2.000%, 12/01/23	220	224,040
Town of Islip (GO) Series A
5.000%, 03/01/22	500	501,921
Town of North Hempstead (GO) Series A
5.000%, 03/15/23	615	644,604
3.000%, 04/01/24	425	443,264
Town of Oyster Bay (GO) Series B
2.000%, 08/26/22	1,000	1,007,805
Town of Ramapo (GO) Series B
2.000%, 05/01/23	665	674,244
Town of Tonawanda (GO) Series B
1.500%, 08/26/22	1,500	1,506,597
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
Triborough Bridge & Tunnel Authority (RB) Series B
5.000%, 11/15/22	485	$501,821
4.000%, 11/15/23	415	437,652
Trust for Cultural Resources of The City of New York/The
¤ 5.000%, 08/01/33	1,000	1,062,116
Ulster County (GO)
2.000%, 11/15/22	240	242,633
Village of Bronxville (GO) Series A
2.000%, 11/15/22	515	520,935
Village of Garden City (GO) Series B
2.000%, 10/15/22	470	474,785
Village of Mamaroneck (GO)
5.000%, 08/15/22	1,090	1,116,377
Wantagh Union Free School District (GO) (ST AID WITHHLDG)
2.000%, 11/15/22	250	252,624
Wappingers Central School District (BAN) (ST AID WITHHLDG)
2.000%, 08/11/22	1,000	1,005,807
West Hempstead Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 06/01/22	545	553,357
Westbury Union Free School District (GO) (ST AID WITHHLDG)
5.000%, 12/15/22	800	830,879
Western Nassau County Water Authority (RB) Series A
5.000%, 04/01/22	375	377,887
TOTAL MUNICIPAL BONDS Cost ($122,453,208)		122,168,672
TOTAL INVESTMENTS — (100.0%)
(Cost $122,453,208)^^		$122,168,672

Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	$122,168,672	—	$122,168,672
TOTAL	—	$122,168,672	—	$122,168,672

DFA NY Municipal Bond Portfolio
CONTINUED

Dimensional Retirement Income Fund
SCHEDULE OF INVESTMENTS
January 31, 2022
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.7%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	2,903,356	$37,830,728
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	2,448,380	25,071,407
Investment in U.S. Large Company Portfolio of DFA Investment Dimensions Group, Inc.	172,505	5,542,602
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	159,729	5,521,839
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	90,849	2,411,130
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	61,954	1,544,523
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	77,195	1,206,557
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $74,602,545)		$79,128,786

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund, 0.025% (Cost $244,962)	244,962	244,962
TOTAL INVESTMENTS — (100.0%) (Cost $74,847,507)^^		$79,373,748
Summary of the Portfolio's investments as of January 31, 2022, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$79,128,786	—	—	$79,128,786
Temporary Cash Investments	244,962	—	—	244,962
TOTAL	$79,373,748	—	—	$79,373,748

ORGANIZATION
DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At January 31, 2022, the Fund consisted of one hundred and one operational portfolios, (the "Portfolios") all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the "Advisor"). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•	Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments ("Underlying Funds"). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) ("Master Fund"). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio, International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio and DFA Global Core Plus Real Return Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1.    TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2.    FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios:
3.    FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4.    FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission ("CFTC") or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the "Subsidiary."
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as "variation margin", to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5.    OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6.    COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of January 31, 2022, the DFA Commodity Strategy Portfolio held $362,467,039 in the Subsidiary, representing 22.83% of DFA Commodity Strategy Portfolio’s total assets.
7.    SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a "CDS" transaction) or on a basket or index of securities (sometimes referred to as a "CDX" transaction). The "buyer" in a credit default contract typically is obligated to pay the "seller" a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating "synthetic" inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the "Dodd-Frank Act") and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At January 31, 2022, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$383,390
U.S. Large Cap Value Portfolio	14,733,557
U.S. Targeted Value Portfolio	8,619,317
U.S. Small Cap Value Portfolio	9,735,812
U.S. Core Equity 1 Portfolio	14,103,795
U.S. Core Equity 2 Portfolio	14,901,302
U.S. Vector Equity Portfolio	2,539,996
U.S. Small Cap Portfolio	9,216,808
U.S. Micro Cap Portfolio	4,287,083
DFA Real Estate Securities Portfolio	6,140,489
Large Cap International Portfolio	4,216,364
International Core Equity Portfolio	27,087,046
International Small Company Portfolio	10,573,146
Global Small Company Portfolio	83,276
Japanese Small Company Portfolio	305,224
Asia Pacific Small Company Portfolio	342,682
United Kingdom Small Company Portfolio	31,533
Continental Small Company Portfolio	700,975
DFA International Real Estate Securities Portfolio	6,383,061
DFA Global Real Estate Securities Portfolio	8,600,532
DFA International Small Cap Value Portfolio	10,844,205
International Vector Equity Portfolio	2,906,396
World ex U.S. Value Portfolio	266,823
World ex U.S. Targeted Value Portfolio	701,513
World ex U.S. Core Equity Portfolio	3,199,044
Selectively Hedged Global Equity Portfolio	188,993
Emerging Markets Portfolio	3,500,919
Emerging Markets Small Cap Portfolio	4,072,533
Emerging Markets Value Portfolio	10,239,013
Emerging Markets Core Equity Portfolio	20,255,897
U.S. Large Cap Equity Portfolio	1,011,523
DFA Commodity Strategy Portfolio	3,156,698
DFA One-Year Fixed Income Portfolio	7,309,638

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$5,886,999
DFA Selectively Hedged Global Fixed Income Portfolio	1,261,113
DFA Short-Term Government Portfolio	1,896,851
DFA Five-Year Global Fixed Income Portfolio	13,931,617
DFA World ex U.S. Government Fixed Income Portfolio	1,727,966
DFA Intermediate Government Fixed Income Portfolio	6,138,941
DFA Short-Term Extended Quality Portfolio	7,176,402
DFA Intermediate-Term Extended Quality Portfolio	2,092,379
DFA Targeted Credit Portfolio	954,217
DFA Investment Grade Portfolio	13,998,608
DFA Inflation-Protected Securities Portfolio	6,985,446
DFA Short-Term Municipal Bond Portfolio	2,391,569
DFA Intermediate-Term Municipal Bond Portfolio	2,040,786
DFA Selective State Municipal Bond Portfolio	295,056
DFA California Short-Term Municipal Bond Portfolio	880,711
DFA California Intermediate-Term Municipal Bond Portfolio	656,409
DFA NY Municipal Bond Portfolio	122,453
Dimensional Retirement Income Fund	75,184
Dimensional 2045 Target Date Retirement Income Fund	77,606
Dimensional 2050 Target Date Retirement Income Fund	52,457
Dimensional 2055 Target Date Retirement Income Fund	31,423
Dimensional 2060 Target Date Retirement Income Fund	30,410
Dimensional 2065 Target Date Retirement Income Fund	3,000
Dimensional 2010 Target Date Retirement Income Fund	22,821
Dimensional 2015 Target Date Retirement Income Fund	38,424
Dimensional 2020 Target Date Retirement Income Fund	104,716
Dimensional 2025 Target Date Retirement Income Fund	141,781
Dimensional 2030 Target Date Retirement Income Fund	146,906
Dimensional 2035 Target Date Retirement Income Fund	122,794
Dimensional 2040 Target Date Retirement Income Fund	95,533
DFA Short-Duration Real Return Portfolio	1,917,324
DFA Municipal Real Return Portfolio	1,221,747
DFA Municipal Bond Portfolio	748,848
World Core Equity Portfolio	764,371
DFA LTIP Portfolio	368,185
U.S. Social Core Equity 2 Portfolio	872,136
U.S. Sustainability Core 1 Portfolio	3,508,424
U.S. Sustainability Targeted Value Portfolio	245,079
International Sustainability Core 1 Portfolio	2,817,970
International Social Core Equity Portfolio	1,307,134
Global Social Core Equity Portfolio	33,303
Emerging Markets Social Core Equity Portfolio	1,361,223
VA U.S. Targeted Value Portfolio	407,593
VA U.S. Large Value Portfolio	420,006
VA International Value Portfolio	381,867
VA International Small Portfolio	287,290
VA Short-Term Fixed Portfolio	384,549
VA Global Bond Portfolio	409,555

Federal Tax Cost
VIT Inflation-Protected Securities Portfolio	$250,779
VA Global Moderate Allocation Portfolio	132,233
U.S. Large Cap Growth Portfolio	1,300,389
U.S. Small Cap Growth Portfolio	625,308
International Large Cap Growth Portfolio	455,385
International Small Cap Growth Portfolio	292,578
DFA Social Fixed Income Portfolio	565,446
DFA Diversified Fixed Income Portfolio	2,453,095
U.S. High Relative Profitability Portfolio	4,243,703
International High Relative Profitability Portfolio	1,920,851
VA Equity Allocation Portfolio	77,908
DFA MN Municipal Bond Portfolio	39,816
DFA California Municipal Real Return Portfolio	228,955
DFA Global Core Plus Fixed Income Portfolio	3,353,622
Emerging Markets Sustainability Core 1 Portfolio	888,027
Emerging Markets Targeted Value Portfolio	183,675
DFA Global Sustainability Fixed Income Portfolio	967,771
DFA Oregon Municipal Bond Portfolio	60,761
DFA Global Core Plus Real Return Portfolio	334,237
Emerging Markets ex China Core Equity Portfolio	347,032
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the Portfolios financial statements.
In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 (the “Derivatives Rule”) imposes limits on the amount of derivatives contracts the Portfolios could enter, eliminate the asset segregation framework currently used by the Portfolios to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. The Derivatives Rule became effective February 19, 2021 and the Portfolios are required to comply on August 19, 2022. Management is currently evaluating the effect, if any, the Derivatives Rule will have on the Portfolios.
On December 3, 2020, the SEC adopted new Rule 2a-5 (the "Valuation Rule”) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Portfolios.
CORONAVIRUS (COVID-19) PANDEMIC
The ongoing outbreak of the novel coronavirus, COVID-19, has resulted, at times, in market closures, market volatility, liquidity constraints and increased trading costs. Efforts to contain the spread of COVID-19 have resulted in global travel restrictions and disruptions of healthcare systems, business operations and supply chains, layoffs, reduced consumer demand, defaults and credit rating downgrades, and other significant economic impacts. The effects of COVID-19 have impacted global economic activity and may heighten pre-existing political, social and economic risks, domestically or globally. The full impact of the COVID-19 pandemic is unpredictable and may adversely affect a Portfolio's performance.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, ongoing claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as The Tribune Company and Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
On June 3, 2021, President Biden issued an Executive Order titled ”Addressing the Threat from Securities Investments that Finance Certain Companies of the People’s Republic of China” (the “Order”). Effective on August 2, 2021, the Order restricts investment in certain companies identified as “Chinese Military Industrial Complex Companies” (CMICs) by the Office of Foreign Asset Control, an agency of the Department of Treasury and the Department of Defense. As of July 27, 2021, the Portfolios have divested of all publicly traded securities identified as CMIC’s listed in the Order.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.